Putnam
Variable
Trust

SEMIANNUAL REPORT
June 30, 2002

* Putnam VT American Government Income Fund
* Putnam VT Asia Pacific Growth Fund
* Putnam VT Capital Appreciation Fund
* Putnam VT Diversified Income Fund
* Putnam VT The George Putnam Fund of Boston
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Growth Fund
* Putnam VT Growth and Income Fund
* Putnam VT Growth Opportunities Fund
* Putnam VT Health Sciences Fund
* Putnam VT High Yield Fund
* Putnam VT Income Fund
* Putnam VT International Growth Fund
* Putnam VT International Growth and Income Fund
* Putnam VT International New Opportunities Fund
* Putnam VT Investors Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT New Value Fund
* Putnam VT OTC & Emerging Growth Fund
* Putnam VT Research Fund
* Putnam VT Small Cap Value Fund
* Putnam VT Technology Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Vista Fund
* Putnam VT Voyager Fund
* Putnam VT Voyager Fund II

A series of mutual fund portfolios for variable insurance investors


[SCALE LOGO OMITTED]


To the shareholders of Putnam Variable Trust

The past six months have presented challenges for investors in most asset classes. The unwinding of bull-market optimism generated a powerful headwind against global equity markets. Corporate governance scandals in the United States only added to investor uncertainty, as did tensions in the Middle East and elsewhere in the world. Fixed-income markets were less negatively affected by these concerns, however, and many posted solid returns. As always, Putnam's portfolio managers used every tool at their disposal to manage risk and mitigate the effects of negative news. Management believes all the portfolios remain well diversified and well positioned to benefit when the investment environment improves.

EQUITIES

* United States The past six months have not been kind to U.S. equities. Despite signs of economic improvement, investors remained focused on international terrorism and conflict in the Middle East along with a series of corporate accounting scandals at home. More than one well-known company over the period was revealed to have committed outright fraud as a handful of executives misled shareholders for what appeared to be the sake of their own personal gains. In the face of such irresponsibility, equity markets were volatile and mostly in decline. Small-cap issues continued to outpace large-cap stocks, and their valuations remain attractive. Value stocks outshone growth stocks. In terms of sectors, technology and telecommunications remained weak, while selected companies in the consumer cyclicals, energy, financial, and health-care sectors delivered solid performance.

* Europe European markets continued to struggle over the period, as the process of correcting bull-market excesses advanced further in Europe than in the United States. As in the United States, small-cap issues outperformed their large-cap counterparts, while value stocks outperformed growth stocks. Overall, major stock indexes declined almost as much as the Standard and Poor's 500[R] in local prices, but the falling value of the dollar mitigated the declines for U.S. dollar investors. At period's end, European equity valuations were slightly more attractive than those of U.S. stocks.

* Emerging markets The upswing in global economic activity benefited many emerging markets over the period. Asian markets benefited disproportionately because much of the world's manufacturing capacity is located in the region. Many Asian companies and markets also demonstrated fundamental strength and secular improvement, which led them to outperform European markets over the period.
  Even Japan's market performance exceeded investors' low expectations over the period, as the country's economy benefits from a vibrant export sector and a modest improvement in consumer spending.

FIXED INCOME

* United States The accounting scandals that had such a deleterious effect on equities had a similar impact on corporate bonds and investors responded by seeking out high-quality investments such as U.S. Treasuries. Short-lived investor optimism about the strength of the economy did push up yields in March, although they dropped back again in April as economic news turned more negative. Indeed, risk-averse investors flocked to bonds over the period, with stronger demand for U.S. Treasuries keeping their yields in a fairly low and narrow range while pushing up prices. Mortgage-backed securities performed quite well, while investment-grade corporates suffered from credit-specific problems and a bit of fallout from the corporate accounting scandals.

* Global A falling dollar and strengthening economies helped support performance among international bond markets. Numerous central banks raised interest rates over the period, including Canada, New Zealand, Sweden, and Australia. Rising interest rates pressured bond markets, although underlying economic strength and a favorable exchange rate proved more influential in enabling these markets to advance. Emerging-market bonds performed very well, with Russia, Mexico, and Brazil turning in particularly strong returns.

* High yield High yield bonds held their own during the period, turning in respectable performance. The choppy economic recovery, additional defaults among issuers, and indirect fallout from the poor performing stock market presented challenging conditions. However, fundamentals appear to be improving and many analysts believe default rates may finally have peaked. Media, cable, broadcasting, gaming, and lodging were among the sector's top-performing areas.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice and are subject to change.



PERFORMANCE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value (as of 6/30/02)                   Five years              10 years                  Life
Putnam VT -- Class IA shares           6 months     1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized
-----------------------------------------------------------------------------------------------------------------------------------
American Government Income Fund           3.68%       8.54%         --%         --%         --%         --%      24.17%[l]    9.37%
....................................................................................................................................
Asia Pacific Growth Fund                  4.59       -9.46      -30.32       -6.97          --          --      -16.96[g]    -2.56
....................................................................................................................................
Capital Appreciation Fund               -15.60      -22.08          --          --          --          --      -34.00[n]   -21.08
....................................................................................................................................
Diversified Income Fund                   1.48        3.59       11.04        2.12          --          --       44.32[e]     4.26
....................................................................................................................................
The George Putnam Fund of Boston         -3.70       -4.50          --          --          --          --       10.07[i]     2.33
....................................................................................................................................
Global Asset Allocation Fund             -4.68       -7.85       11.58        2.22      118.99        8.15      227.28[b]     8.58
....................................................................................................................................
Global Growth Fund                      -13.25      -22.83       -9.49       -1.97       80.89        6.11       99.45[c]     5.84
....................................................................................................................................
Growth and Income Fund                   -9.00      -13.59       16.07        3.02      166.53       10.30      398.03[b]    11.78
....................................................................................................................................
Growth Opportunities Fund               -21.28      -31.81          --          --          --          --      -58.20[l]   -30.30
....................................................................................................................................
Health Sciences Fund                    -14.84      -18.52          --          --          --          --        0.30[i]     0.07
....................................................................................................................................
High Yield Fund                          -2.91       -1.32       -0.43       -0.09       74.62        5.73      170.80[b]     7.16
....................................................................................................................................
Income Fund[a]                            3.17        6.89       34.22        6.06       92.63        6.78      191.12[b]     7.70
....................................................................................................................................
International Growth Fund                -3.54      -10.46       32.63        5.81          --          --       53.45[h]     8.11
....................................................................................................................................
International Growth and Income Fund      2.32       -5.35       17.74        3.32          --          --       36.22[h]     5.79
....................................................................................................................................
International New Opportunities Fund     -1.22       -8.67       -9.00       -1.87          --          --        1.65[h]     0.30
....................................................................................................................................
Investors Fund                          -15.38      -24.90          --          --          --          --      -21.04[i]    -5.51
....................................................................................................................................
Money Market Fund                         0.76        2.23       25.78        4.69       54.89        4.47      108.23[b]     5.22
....................................................................................................................................
New Opportunities Fund                  -21.12      -32.53       -3.68       -0.75          --          --       83.07[f]     7.69
....................................................................................................................................
New Value Fund                           -6.73      -10.90       32.54        5.80          --          --       48.31[h]     7.44
....................................................................................................................................
OTC & Emerging Growth Fund              -21.10      -37.75          --          --          --          --      -51.91[i]   -16.11
....................................................................................................................................
Research Fund                           -14.64      -22.53          --          --          --          --        3.97[j]     1.04
....................................................................................................................................
Small Cap Value Fund                      3.11        4.92          --          --          --          --       57.44[k]    15.41
....................................................................................................................................
Technology Fund                         -28.94      -40.43          --          --          --          --      -69.80[m]   -44.31
....................................................................................................................................
Utilities Growth and Income Fund        -15.48      -25.98        5.14        1.01       91.85        6.73       92.61[d]     6.66
....................................................................................................................................
Vista Fund                              -19.30      -31.03        5.31        1.04          --          --       16.26[h]     2.78
....................................................................................................................................
Voyager Fund                            -16.58      -24.99       20.99        3.88      204.11       11.76      454.04[b]    12.61
....................................................................................................................................
Voyager Fund II                         -18.88      -32.22          --          --          --          --      -59.60[n]   -40.33
-----------------------------------------------------------------------------------------------------------------------------------


    Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment returns and principal value will fluctuate and you may have a gain or a loss when you sell your units. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected.

[a] Prior to April 9, 1999, the underlying fund operated as Putnam VT
    U.S. Government and High Quality Bond Fund.

[b] Commencement of operations: February 1, 1988.

[c] Commencement of operations: May 1, 1990.

[d] Commencement of operations: May 4, 1992. The fund's inception date was May 1, 1992.

[e] Commencement of operations: September 15, 1993.

[f] Commencement of operations: May 2, 1994. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[g] Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[h] Commencement of operations: January 2, 1997. Expense limitations were in effect for these funds during the period; without the limitations, total returns would have been lower.

[i] Commencement of operations: April 30, 1998. Expense limitations were in effect for The George Putnam Fund of Boston, Health Sciences Fund, Investors Fund, and OTC & Emerging Growth Fund during the period; without the limitations, total returns would have been lower.

[j] Commencement of operations: September 30, 1998. An expense limitation was in effect for this fund during the period; without the limitation, total return would have been lower.

[k] Commencement of operations: April 30, 1999. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[l] Commencement of operations: February 1, 2000. An expense limitation was in effect for American Government Income Fund during the period; without the limitation, total return would have been lower.

[m] Commencement of operations: June 14, 2000.

[n] Commencement of operations: September 29, 2000.



PERFORMANCE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value (as of 6/30/02)                   Five years              10 years                  Life
Putnam VT -- Class IB shares           6 months     1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized
-----------------------------------------------------------------------------------------------------------------------------------
American Government Income Fund           3.55%       8.22%         --%         --%         --%         --%      23.66%[l]    9.19%
....................................................................................................................................
Asia Pacific Growth Fund                  4.31       -9.79      -31.02       -7.16          --          --      -18.06[g]    -2.74
....................................................................................................................................
Capital Appreciation Fund               -15.77      -22.34          --          --          --          --      -34.30[n]   -21.28
....................................................................................................................................
Diversified Income Fund                   1.28        3.29        9.88        1.90          --          --       41.95[e]     4.07
....................................................................................................................................
The George Putnam Fund of Boston         -3.77       -4.75          --          --          --          --        9.42[i]     2.18
....................................................................................................................................
Global Asset Allocation Fund             -4.77       -8.07       11.13        2.13      116.41        8.03      221.47[b]     8.44
....................................................................................................................................
Global Growth Fund                      -13.44      -22.99      -10.30       -2.15       77.99        5.93       95.54[c]     5.67
....................................................................................................................................
Growth and Income Fund                   -9.08      -13.79       15.13        2.86      162.45       10.13      387.25[b]    11.62
....................................................................................................................................
Growth Opportunities Fund               -21.36      -31.92          --          --          --          --      -58.40[l]   -30.44
....................................................................................................................................
Health Sciences Fund                    -14.96      -18.71          --          --          --          --       -0.37[i]    -0.09
....................................................................................................................................
High Yield Fund                          -2.96       -1.49       -1.02       -0.21       72.39        5.60      165.60[b]     7.01
....................................................................................................................................
Income Fund[a]                            3.03        6.58       33.15        5.89       89.68        6.61      184.96[b]     7.54
....................................................................................................................................
International Growth Fund                -3.57      -10.65       31.70        5.66          --          --       52.20[h]     7.95
....................................................................................................................................
International Growth and Income Fund      2.14       -5.53       16.93        3.18          --          --       35.14[h]     5.64
....................................................................................................................................
International New Opportunities Fund     -1.35       -8.92       -9.70       -2.02          --          --        0.76[h]     0.14
....................................................................................................................................
Investors Fund                          -15.44      -25.14          --          --          --          --      -21.60[i]    -5.67
....................................................................................................................................
Money Market Fund                         0.63        1.97       24.83        4.54       53.81        4.40      107.43[b]     5.19
....................................................................................................................................
New Opportunities Fund                  -21.21      -32.68       -4.50       -0.92          --          --       80.70[f]     7.52
....................................................................................................................................
New Value Fund                           -6.88      -11.18       31.58        5.64          --          --       47.07[h]     7.28
....................................................................................................................................
OTC & Emerging Growth Fund              -21.20      -37.90          --          --          --          --      -52.22[i]   -16.24
....................................................................................................................................
Research Fund                           -14.76      -22.81          --          --          --          --        3.20[j]     0.84
....................................................................................................................................
Small Cap Value Fund                      2.90        4.57          --          --          --          --       56.37[k]    15.16
....................................................................................................................................
Technology Fund                         -29.25      -40.71          --          --          --          --      -70.00[m]   -44.49
....................................................................................................................................
Utilities Growth and Income Fund        -15.56      -26.18        4.39        0.86       89.01        6.57       89.76[d]     6.51
....................................................................................................................................
Vista Fund                              -19.40      -31.23        4.57        0.90          --          --       15.32[h]     2.63
....................................................................................................................................
Voyager Fund                            -16.67      -25.19       20.01        3.72      199.42       11.59      442.04[b]    12.44
....................................................................................................................................
Voyager Fund II                         -18.91      -32.38          --          --          --          --      -59.70[n]   -40.41
-----------------------------------------------------------------------------------------------------------------------------------


    Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment returns and principal value will fluctuate and you may have a gain or a loss when you sell your units. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares. See financial highlights for class IB commencement of operations.

[a] Prior to April 9, 1999, the underlying fund operated as Putnam VT
    U.S. Government and High Quality Bond Fund.

[b] Commencement of operations: February 1, 1988.

[c] Commencement of operations: May 1, 1990.

[d] Commencement of operations: May 4, 1992. The fund's inception date was May 1, 1992.

[e] Commencement of operations: September 15, 1993.

[f] Commencement of operations: May 2, 1994. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[g] Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[h] Commencement of operations: January 2, 1997. Expense limitations were in effect during the period; without the limitations, total returns would have been lower.

[i] Commencement of operations: April 30, 1998. Expense limitations were in effect for The George Putnam Fund of Boston, Health Sciences Fund, Investors Fund, and OTC & Emerging Growth Fund during the period; without the limitations, total returns would have been lower.

[j] Commencement of operations: September 30, 1998. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[k] Commencement of operations: April 30, 1999. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[l] Commencement of operations: February 1, 2000. An expense limitation was in effect for American Government Income Fund during the period; without the limitation, total return would have been lower.

[m] Commencement of operations: June 14, 2000.

[n] Commencement of operations: September 29, 2000.



Putnam VT American Government Income Fund

Throughout the past six months, as the stock market remained highly volatile, investors continued to favor the relative safety of fixed-income investments. During the second quarter particularly, bond yields dropped substantially and most fixed-income sectors performed well. For the six months ended June 30, 2002, Putnam VT American Government Fund's class IA shares provided a total return of 3.68% at net asset value.

The fund's management team used all of the tools at its disposal to deliver competitive performance during the period. For example, the team was very aggressive in managing the fund's duration, a measurement of sensitivity to changes in interest rates. In addition, management took advantage of opportunities in the mortgage-backed securities market, adding to that sector to the point that mortgages comprised over one half of fund assets by the end of the period.

During the early months of 2002, many bond market participants had started to believe that economic recovery would be so strong and swift that the Federal Reserve Board would have to step in and bring short-term rates up from historically low levels. Management disagreed, believing rates would trend lower as a slower recovery progressed. In response, they increased the fund's duration and maintained an overweighted position in mortgage-backed securities.

Looking at the fund's mortgage investments, management favored 30-year Fannie Mae mortgage pass-throughs with coupon rates of 6.5%, finding that they were well insulated against prepayment activity. When mortgage holders pay off their mortgages early, mortgage bondholders must reinvest the redeemed assets at lower prevailing rates. The team also found opportunities among 6% Freddie Mac interest-only strips. These securities are derived from underlying mortgage-backed securities; the fund receives only the interest they produce and does not purchase the mortgage principal. The decision to add to the portfolio's mortgage position proved fruitful. When bond yields fell considerably during the second quarter of 2002, these "credit sector" holdings contributed significantly to returns.

Management will continue to focus on unearthing further opportunities in the mortgage-backed sector in the months ahead, because of its belief that this sector generally offers higher yields than Treasuries and tends to perform well in a stable interest-rate environment.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
U.S. Treasury securities and mortgage-backed securities
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $11.74
Class IB                      $11.71
June 30, 2002
------------------------------------------------------------------------
Government securities guarantee principal and interest; mutual funds that invest in these securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

Putnam VT Asia Pacific Growth Fund*

The challenges of the pre- and post-September 11th environment gave way to more favorable conditions for Asian equity markets starting late in 2001, even as stocks in other regions declined. For the six months ended June 30, 2002, Putnam VT Asia Pacific Growth Fund class IA shares posted a total return of 4.59% at net asset value.

Many Asian companies and markets demonstrated fundamental strength and secular improvement over the period. Management also made top-down decisions to favor markets and sectors that performed quite well over the period. South Korea was Asia's top-performing major market during the period (Pakistan was the best). The fund was overweighted there, and enjoyed strong gains from its technology and telecommunications holdings. Management continues to find value in South Korean stocks, which remain attractively priced despite increasing investor attention during the period. The fund also emphasized Australia, where consumer-oriented and financial stocks stocks were the fund's top performers.

The Japanese market lagged other Asian markets over the period, and this dampened fund performance. Although Japanese stocks represented the largest absolute market weighting in the fund during the period, this reflects Japan's status as Asia's largest stock market. The fund maintained an underweight position in Japan relative to its benchmark. Japanese holdings were diversified, with several large positions in consumer cyclicals, consumer staples, and pharmaceutical companies. The fund's financial services holdings were hampered by credit-quality concerns.The team did not emphasize domestically-oriented companies, which hurt in the first half as hope sprang up once again that the 10-year Japanese recession could be over. Although the acceleration of the global economy is beneficial to many Japanese companies, others face sluggish domestic demand and stand in need of restructuring or industry consolidation. The management team considers the yen/dollar relationship unsustainable and is emphasizing consumer cyclicals such as electronic games companies and autos, which should benefit from the expected yen weakening.

In terms of sectors and countries, the fund remains underweighted in Japan and Hong Kong equities, and management continues to favor South Korea and Australia. Management believes that these markets have what the fund targets: globally competitive companies with stocks priced below their worth.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located in Asia and the Pacific Basin
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $5.41
Class IB                      $5.37
June 30, 2002
------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. The fund concentrates its investments in one region or in one sector and involves more risk than a fund that invests more broadly.

* This fund has been scheduled for merger and is closed to new investors. For more information, see page 236.

Putnam VT Capital Appreciation Fund

Given the backdrop of war, terrorism, and corporate accounting scandals, it is no surprise that the past six months proved to be a difficult period for the stock market and Putnam VT Capital Appreciation Fund. Despite some problems encountered by specific holdings, including some in the battered technology sector, the management team remains convinced that a consistent investment approach helped limit losses and should help lead to improved returns over the long term. For the six months ended June 30, 2002, the fund's class IA shares returned -15.60% at net asset value.

While overall stock market performance was generally poor during the period, sharp drops in the technology sector led the declines. In addition, a longer-than-anticipated economic slowdown also restrained the overall market while excess capacity across a number of industries makes it difficult for many companies to meet earnings estimates.

Although the fund maintained an underweight position in the technology sector relative to its benchmark index and avoided the hard-hit telecommunications equipment companies, a number of the fund's tech holdings suffered declines during the period. Nevertheless, the team remains confident that these companies offer the kind of strong cash flow and solid management teams that should enable them to post an earnings rebound in a more favorable environment.

The fund's consistent investment approach emphasizes identifying the underlying value of individual firms without a bias toward particular industries or sectors. Over the period, this approach enabled the team to identify some solid performers in health care, resulting in an overweight position in this sector. The fund avoided pharmaceutical companies-- a fortuitous move, since this area struggled during the period-- and instead focused on those companies offering health services, including hospital operators and health maintenance organizations (HMOs). The fund also profited from investments in the retail sector, particularly smaller companies in those pockets of the sector that tend to be more economically sensitive. An underweight position in the overvalued consumer staples sector also helped performance, as did one particular consumer staples holding that provided significant gains.

With a choppy stock market and the future course of growth uncertain, the team believes that the fund's diversified portfolio and disciplined stock selection process can offer valuable advantages to investors in the months ahead.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks selected on the basis of their underlying worth, without a style bias toward either growth or value
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $6.60
Class IB                      $6.57
June 30, 2002
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Diversified Income Fund

The past six months have been a time of relatively strong performance in the bond market. As stocks floundered amid the uncertainties of terrorism, Middle East tensions, and corporate accounting problems, investors sought the relative safety of bonds. The results are reflected in the performance of Putnam VT Diversified Income Fund for the six months ended June 30, 2002. The fund's class IA shares turned in a total return of 1.48% at net asset value.

Just as the overall market began to embrace the idea of an economic turnaround at the start of 2002, a new bout of investor risk aversion took hold in response to the Enron bankruptcy. Questionable corporate accounting practices and credit concerns following Enron's collapse drove down corporate bond prices but increased demand for U.S. government securities. However, increasingly robust economic data in January and February once again turned investors' attention toward growth, and the investment-grade sector sold off in March while high-yield bonds performed strongly. International bond markets, pressured by signs of a global economic recovery, advanced only modestly. However, the improved economic outlook, rising oil prices, and attractive valuations of emerging-market bonds boosted returns in this sector.

Early in the period, the fund's high-yield bonds led performance; later, equity market declines and corporate accounting scandals dampened high-yield returns considerably, taking away previous gains. The fund enjoyed strong performance throughout the period from its emerging-market bonds. In particular, positions in Russia, Mexico, and Brazil were positive contributors to performance. Bonds in the international developed markets had a mixed impact on results. Within the fund's investment-grade holdings, low returns on U.S. government Treasuries dampened performance somewhat, while holdings of mortgage-backed securities performed quite well, especially during the second quarter of 2002.

During the six-month period, the volatility of markets and varying performance among different sectors illustrates the value of a diversified portfolio such as this one. Investor uncertainty continues to fuel strong returns on many fixed-income investments, but even as the economy strengthens and uncertainty gives way to confidence, management believes that this portfolio remains well-positioned for positive performance.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across all three sectors of the bond market-- U.S. government and corporate investment-grade securities, high-yield bonds, and international instruments
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $8.17
Class IB                      $8.11
June 30, 2002
------------------------------------------------------------------------
Lower rated bonds may offer higher yields in return for more risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Government securities guarantee principal and interest; mutual funds that invest in these securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

Putnam VT The George Putnam Fund of Boston

In a period marked by war, terrorism, and somewhat slower-than-expected economic recovery, Putnam VT The George Putnam Fund of Boston demonstrated remarkable resilience. The fund's strategy, which emphasizes a balanced portfolio of bonds and value stocks, helped limit losses in a very challenging environment. For the six months ended June 30, 2002, the fund's class IA shares provided a total return of -3.70% at net asset value.

With the exception of March, when stocks outperformed bonds, the portfolio enjoyed stronger performance from its bond holdings for most of the period. When markets are weak and volatile as they have been for some time now, investors generally prefer the relative safety of bonds and the stable stream of income they offer. The fund continues to allocate about 40% of assets to a diverse array of investment-grade bonds, including U.S. Treasuries, U.S. government agency bonds, mortgage-backed securities, and corporate debt. Performance was also supported by the portfolio's slight exposure to higher-yielding bonds, which held their ground and continued to outperform the struggling equity market.

On the stock side, an overweighting in basic materials among paper stocks contributed to performance. Electric utilities, a high yielding, growth-related industry that is outperforming many other utilities sectors, was also a positive contributor. The portfolio has very little exposure to long-distance telephone company stocks, which are struggling against strong competition from cellular and regional Bell operating companies. Select technology stocks have added to performance, as has the portfolio's very low weighting in this still-challenged sector. Overall, a bias toward mid-cap and lower large-cap stocks has also helped performance.

In recent months, management has been repositioning the portfolio to weight stocks a bit more heavily, particularly attractively priced, larger-cap issues. With the SEC reviewing fourth quarter reports from every company in the Standard & Poor's[R] 500, management has been able to add some value-priced companies with positive long-term potential to the portfolio. To fund these new purchases, the fund has sold some of its non-telecom investment grade bonds at profitable prices. The management team believes the fund is now positioned well to benefit from additional economic recovery.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Value-oriented stocks of large companies and government, corporate and mortgage-backed bonds
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $10.09
Class IB                      $10.06
June 30, 2002
------------------------------------------------------------------------

Putnam VT Global Asset Allocation Fund

After starting the period with optimism in the strength of economic recovery and a rebound in the stock market, investors turned more pessimistic. Concerns about terrorism, corporate accounting irregularities, and global tensions made it difficult for investors to focus on the economy's fundamental strengths. In this environment, the diversified portfolio that underlies Putnam VT Global Asset Allocation Fund helped reduce the impact of the declines in many sectors. For the six months ended June 30, 2002, the fund's class IA shares posted a total return of -4.68% at net asset value.

The value of diversification was evident amid the challenges of the past six months, not just between stocks and bonds, but also within the equity and bond markets. While stocks enjoyed strength in the final months of 2001 and into the beginning of 2002, geopolitical uncertainties around the world soon led investors to shun risk and seek the relative safety of fixed-income investments and the steady income they provide.

Two main strategic moves enabled the fund to maintain relative stability amid this difficult environment. First, management reduced the funds' equity allocations to a neutral weighting after capitalizing on valuation opportunities created by market declines in the fall. This allowed returns from the fixed-income components to somewhat buffer the impact of equity volatility. Second, the team concentrated the equity allocation in the best-performing equity sectors. These included focuses on small- and mid-cap stocks, rather than large-cap issues that bore the brunt of investors' wrath over corporate governance issues; value stocks rather than still-suffering growth stocks; and international equities more than U.S. equities.

Within the fixed-income portions of the portfolios, management has been favoring the more credit-sensitive sectors, including convertible bonds and high-yield bonds. These bonds performed well, and the funds' strong weighting in high-yield bonds was particularly beneficial to performance. International bonds also generated solid returns as an improved economic outlook and lingering distrust for corporate accounting practices in the United States increased demand for these bonds. Among developed market international bonds, management continues to steer clear of Japanese bonds.

In the months ahead, the team will continue to monitor the markets and global economies carefully, adjusting portfolio allocations as needed in an effort to maximize performance while managing risk.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock , bond and cash investments
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $12.51
Class IB                      $12.52
June 30, 2002
------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.

Putnam VT Global Growth Fund

After several difficult periods, market conditions became a bit more favorable for growth investors during the six months ended June 30, 2002. Although Putnam VT Global Growth Fund experienced strong performance from several portfolio holdings, it underperformed due to the disappointing performance of a single investment that offset the fund's positive contributions. For the six-month period, the fund's Class IA shares provided a total return of -13.25% at net asset value.

Much of the fund's profitable holdings derived from an unusual source, one that is not typically a factor in high-growth investment funds-- the consumer. A high level of consumer confidence and spending made the companies that manufacture and sell products for consumer markets relatively attractive options for the portfolio. The best performance came from auto manufacturers, specifically foreign carmakers; large, brand name retailers that tend to dominate consumer markets in times of economic uncertainty; and travel and entertainment companies. The positive impact of these consumer holdings could have been even greater if not for the poor performance of one media holding that labored under the effects of a protracted downturn in advertising revenues.

Approximately 10% of the portfolio's assets were committed to investments in the technology and telecommunications sectors over the period. This was slightly up from the previous period, but down from a high of almost 50% in 2000. Most of this year's allocation was concentrated in technology companies; with no near-term recovery in sight for the telecommunications sector, management trimmed the portfolio's position substantially. The team saw the most promise in the strengthening market for semiconductors, and invested in three companies that turned out to be outstanding performers.

One of the bigger trends in the fund has been the shift away from pharmaceutical companies as a series of high-profile disappointments, pipeline delays, and the profit erosion caused by generic drugs have combined to make these companies far less attractive as growth investments. The portfolio's best-performing health-care investments over the period were an HMO company and a company that buys, sells, and owns general, acute-care, and specialty hospitals and related health-care facilities.

Management believes that the U.S. economy appears to be gaining strength, and this bodes well for other economies around the globe. However, as always, management continues to monitor global markets and economic sectors carefully in search of high-quality stocks.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio of large and midsize companies
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $8.08
Class IB                      $8.02
June 30, 2002
------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.

Putnam VT Growth and Income Fund

Equity markets remained volatile during the past six months as the Enron accounting scandal, extreme tensions in the Middle East, and the continuing war on terrorism contributed to investors' uncertainty. Nevertheless, signs of economic recovery emerged, and many of the portfolio's blue-chip holdings provided encouraging returns. The fund's value orientation, along with an underweight position in the telecom sector, careful stock selection in technology, and an overweight position in consumer staples stocks helped limit the impact of the market volatility. For the six months ended June 30, 2002, Putnam VT Growth and Income Fund's class IA shares provided a total return of -9.00% at net asset value.

The portfolio's return reflects the mixed results of a challenging period in which every industry had its share of winners and losers. Careful stock selection in technology meant avoiding securities whose main line of revenue is from supply to the telecommunications sectors. Although the fund's exposure to telecommunications stocks was minimal, losses from holdings in this declining sector did dampen returns. Several pharmaceutical holdings also provided disappointing returns over the period, with the notable exception of one long-time holding that the management team sold at a handsome profit. Stocks of many pharmaceutical companies declined in recent months as several widely used drugs lost their patent protection in 2001, and the FDA's new, more stringent drug approval process considerably slowed the influx of new drugs to the market.

As a result of Enron's rapid and unexpected decline, corporate balance sheets now routinely undergo far more exhaustive review by investors, banks, and debt-rating agencies. Given this scrutiny, the rating agencies have been more likely to downgrade a company's debt rating or place it on a watch list. This has contributed to the volatility of stock prices. In some cases, the management team feels the market has unduly punished high-quality companies. This has provided them with opportunities to buy or add to positions in attractive companies at compelling valuations.

In the current environment of somewhat sluggish economic recovery, management believes the market will favor conservative investments, such as the high-quality, dividend-paying stocks in which this fund invests. The fund's core holdings are designed to provide stability even in volatile times like these, while positions in economically sensitive sectors should enable the portfolio to benefit from economic improvements.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large companies across an array of industries.
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $21.01
Class IB                      $20.92
June 30, 2002
------------------------------------------------------------------------

Putnam VT Growth Opportunities Fund

For the most part, the past six months have been difficult for growth stock investors. The war on terrorism, ongoing problems in the Middle East, and a sluggish economic recovery have provided somewhat less than optimal conditions for growth stock performance. Nonetheless, there have been pockets of strength, and Putnam VT Growth Opportunities Fund has done its best to capitalize upon them while seeking to limit losses. For the six months ended June 30, 2002, the fund's class IA shares tallied a total return of -21.28% at net asset value.

The fund focuses on large growth companies, which have been among the hardest hit in this difficult environment. These firms experienced tremendous gains during the boom years of the late 1990s, but when the economy began to sputter in 2000, these companies, many with diverse lines of business and huge infrastructure needs, were particularly vulnerable. Their revenues declined while their costs continued to rise. Profits plunged, and their share prices fell accordingly.

March brought a respite from these challenges, as renewed confidence in the economy helped spur an uptick in the stock market and strong performance by a number of fund holdings. The fund's financial and technology holdings performed particularly well, with brokerage firm and semiconductor stocks leading returns in these sectors. An overweight position in the financial sector and superior stock selection in this area benefited overall fund performance.

Unable to sustain its rally, the stock market fell back again in April and remained volatile for the rest of the period. Stock selection, rather than sector weighting, was the key to fund performance during these relatively trendless months. Holdings in consumer areas including media and retailing performed well, as did health care services stocks including HMOs and hospitals. Overall, technology was a positive contributor to fund performance throughout the period, although several of the fund's weakest performers were also in the technology area. Pharmaceutical stocks remained troubled by unending questions concerning patent expirations, new product approvals, and manufacturing capabilities.

Large capitalization growth stocks remain challenged by low earnings rates, negative sentiment toward large, complex companies, and a slow economic recovery. As time begins to resolve these issues, management believes this fund is well positioned in strong, leading companies that stand to perform well in an improving environment.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large companies believed to offer strong growth potential
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $4.18
Class IB                      $4.16
June 30, 2002
------------------------------------------------------------------------
The fund concentrates its assets in fewer stocks, which can affect your fund's performance.

Putnam VT Health Sciences Fund

After a rally late in 2001, stocks again lost favor among investors concerned with terrorist threats, ongoing trouble in the Middle East, escalating tensions between India and Pakistan, and other issues that raised uncertainties about the viability of the economic recovery. As a more defensive sector, health care enjoyed some popularity among conservative-minded investors, although the sector labored under its own challenges as well. For the six months ended June 30, 2002, Putnam VT Health Sciences Fund's class IA shares provided a total return of -14.84% at net asset value.

The fund is diversified across a range of health-care companies in industries such as biotechnology, medical services, managed care, and medical technology. However, during the period, the bulk of the portfolio was invested in pharmaceutical companies, which have faced a number of challenges recently, including disappointing sales for some highly anticipated drugs. One of the tougher problems the pharmaceutical industry faces is a stricter Food and Drug Administration (FDA). Since 1996 and 1997, when a few newly approved drugs encountered problems, the FDA has adopted a more deliberate pace of testing, trials, and approvals. The result is that new drugs are taking longer to reach the market. At the same time, the branded drugs currently on the market have come under increasing pressure from upcoming patent expirations and a generic drug industry that is growing in both size and strength.

Despite these challenges, a number of large-cap pharmaceutical holdings delivered strength over the period. The holdings that struggled most were specialty pharmaceutical companies, particularly those at risk of losing patent protection, and generic drug companies. In other sectors, a number of stocks delivered gains, thanks to increasing demand for their innovative products and treatments. These included medical technology companies that develop, manufacture, and market specialty surgical and medical products, a company that makes blood products, vaccines, hemodialysis machines and dialyzers, a firm that makes medical supplies, devices, diagnostic systems, and a manufacturer of laser vision-correction systems. Biotechnology holdings delivered disappointing returns, although management remains convinced of the sector's long-term potential.

Despite recent challenges to the pharmaceutical industry, management remains optimistic about the long-term prospects for the health-care sector. A number of demographic trends should continue to provide opportunities to the diversified health-care industry for years to come.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies in the health sciences industries
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $10.00
Class IB                      $9.95
June 30, 2002
------------------------------------------------------------------------
The fund concentrates its investments in one group of industries and involves more risk than a fund that invests more broadly.

Putnam VT High Yield Fund

In a challenging period marked by continued geopolitical turmoil, corporate accounting problems in the United States, and a nascent economic recovery that halted the Federal Reserve Board's series of interest rate reductions, the Putnam VT High Yield Fund management team sought to minimize the impact of market declines while positioning the portfolio to benefit from opportunities. For the six months ended June 30, 2002, the fund's class IA shares posted a total return of -2.91% at net asset value.

After September 11, high-yield bond prices fell sharply, as did prices for practically every asset class and market sector except the highest-quality bonds, short-term U.S. Treasuries. By the end of 2001, the high-yield sector appeared to stabilize somewhat and finished the year well ahead of major equity indexes. Thus far in 2002, the high-yield sector has held its ground and continued to outperform the struggling equity market.

As a result of the Enron accounting scandal, credit quality and corporate financial health have become important in 2002 in a way that has not been the case for many years. It also appears that default rates in the high-yield market have finally peaked after a long period of uncertainty. While defaults remain high currently, management believes that once they decline as analysts expect, the stronger corporate balance sheets built through the new corporate focus on fundamental financial health should help keep defaults down in the future.

Last fall, management increased the fund's weightings in several sectors that had been beaten down after September 11, including media, cable, broadcasting, airlines, gaming, and lodging. This contrarian strategy paid off during the past six months, as the bonds in these sectors have seen solid performance since they acquired them.

The team believes there are several reasons-- in addition to an expected decline in defaults-- to be optimistic about high-yield performance going forward. First, money has flowed into this market both from individual and institutional investors. Second, short-term rates remain historically low, giving investors incentive to take on more risk in order to receive higher yields. Despite a positive year last year, high-yield bonds are still attractively valued. Finally, after several years of focusing solely on growth, the renewed emphasis on reducing debt should result in higher credit quality. There are risks, as always. Management remains acutely aware of these risks and will continue to make adjustments to the fund as changing market and economic conditions require.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital growth
------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding corporate bonds rated below investment-grade
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $6.91
Class IB                      $6.90
June 30, 2002
------------------------------------------------------------------------
Lower rated bonds may offer higher yields in return for more risk.

Putnam VT Income Fund

After two consecutive years of strong returns that far outpaced those in the volatile equity markets, the bond market became quite choppy during the past six months. However, the trend of 2001 and 2002 ultimately resumed this year and Putnam VT Income Fund delivered strong positive returns in the face of poor equity markets. For the six months ended June 30, 2002, the fund's class IA shares posted a total return of 3.17% at net asset value.

Since November, the bond market has been more volatile than normal, as uncertainty about the strength and timing of the recovery has caused mixed reactions to economic reports. These reports, in turn, have been varied and inconclusive. In addition, corporate accounting scandals have caused investors to become increasingly concerned about the ability of companies to make their interest payments. The period finished on a particularly negative note for corporate bonds with the news of the criminal investigation at Worldcom. Nevertheless, Treasury yields fell and both the government and mortgage-backed sectors delivered attractive absolute returns for the period.

The fund's performance reflects effective decisions about what not to own as well as what to buy and hold. When rates rose, short- and intermediate-maturity Treasury bonds were the hardest hit, while the corporate sector was hurt by the accounting scandal. The management team had taken steps to reduce the fund's weightings in these sectors during the period, which proved beneficial. The fund's mortgage-backed securities holdings also contributed positively to performance. In the corporate market, the team pared back holdings and stayed keenly aware of problem bond issues, thereby freeing the fund from significant exposure to bonds that experienced difficulties.

Corporate sectors including banking and brokerage, along with some industrial bonds, have been performing well for some time. The management team sold several of these holdings and allocated the proceeds to 30-year Treasuries and mortgage- and asset-backed sectors, which they believe can still benefit from this market and economic environment. After strong performance in the early part of the year, they reduced the fund's holdings of BB-rated corporate bonds, which performed very poorly in the second quarter.

In the current environment of choppy, somewhat slow economic recovery, management believes the fund is well positioned, with an overweighted position (relative to its benchmark index) in mortgage-backed and BB-rated corporate bonds, and its underweighted positions in corporate investment-grade bonds and short-term Treasuries.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with a prudent level of risk
------------------------------------------------------------------------
PORTFOLIO
Investment-grade and high-yield bonds, and U.S. government securities
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $12.36
Class IB                      $12.31
June 30, 2002
------------------------------------------------------------------------

Putnam VT International Growth Fund

The global economic recovery that seemed to be building during the initial months of 2002 grew more fragile as the period continued, dampening equity returns in several international markets. On the positive side, a weakening dollar benefited holders of international stocks and mutual funds like this one. Stock selection and prudent sector and country weightings enabled Putnam VT International Growth Fund to limit its losses in difficult market conditions, and for the six months ended June 30, 2002, the fund's class IA shares posted a total return of -3.54% at net asset value.

With many international markets exhibiting weakness over the past six months, stock selection has been key to performance. As a reminder, management always evaluates stocks based on their individual merits, seeking out stocks priced below their worth with strong fundamentals and growth prospects that can help them appreciate to their true worth. As the year began, the fund benefited from overweight positions in communication services and consumer cyclicals. Among communication services, a Japanese wireless operator led performance, while among consumer cyclicals holdings, French media stocks made the largest contribution to returns. An overweight position in health-care stocks detracted from returns, as many of these stocks underperformed the market.

In April, the fund faced new challenges. Consumer cyclical stocks that had performed strongly in March fell back, as media and advertising stocks reversed previous gains. An underweight position in United Kingdom bank stocks also hurt returns, as these stocks surprisingly were one of the best-performing sub-sectors in all of the world equity markets during April. On the positive side, the fund's underweight position in technology was a real plus, as this sector had a very difficult month. An underweight position in Germany also worked well.

In the final months of the period, the fund benefited from significant weightings in basic materials and energy stocks. Within the basic materials sector, notable performers included a Brazilian iron ore producer and a German chemicals company. An underweight position in strong-performing Japanese banks worked against the fund. These banks have unattractive fundamentals, but benefited from a somewhat better outlook for the Japanese economy.

With markets expected to remain choppy going forward, stock and sector selection will remain important. The management team believes that the fund's diversified portfolio and flexibility to invest around the world position it well for what lies ahead.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of large and midsize international companies
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $11.87
Class IB                      $11.83
June 30, 2002
------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility.

Putnam VT International Growth and Income Fund

During the past six months, global markets remained weak, and for much of the period, followed the downward trend of U.S. markets. Putnam VT International Growth and Income Fund advanced modestly during the period, thanks to the relatively better performance of undervalued stocks in international markets and exposure to currencies that rallied versus the U.S. dollar. For the six months ended June 30, 2002, the fund's class IA shares returned 2.32% at net asset value.

In contrast to many international equity funds, this fund selects stocks based on their individual merits, with attractive, low valuations being the most important criteria. The management team does not make strategic sector bets or chase performance among global markets. Instead, the team utilizes rigorous fundamental research and analysis to evaluate the health of a company's balance sheet, the effectiveness of its management, its competitive strategy, its commitment to increasing shareholder value, the company's market share, and the long-term prospects for the company and its industry.

In the recent period, several longtime holdings continued to appreciate. These included a South Korean electronics company that had fallen significantly when the tech bubble burst in 2000 but continued to gain market share and improve its stock performance based on strength in manufacturing DRAMs (dynamic random access memory) chips, flat panel screens, and mobile telephones. The fund took some profits, but still holds shares as management believes further appreciation is possible. A Taiwan semiconductor company has a similar story. Its stock, too, became undervalued as the tech sector swooned; yet the company saw an increase in orders from businesses outsourcing capital-intensive manufacturing processes. Another longtime holding that continued to perform well was an energy company that developed a unique method of extracting oil from sand. During the period, when shares were trading at prices that exceeded management's fair valuation estimate for the company, the team sold the entire position. The fund also enjoyed solid returns from new holdings including a Scandinavian paper company, a brewery in South Africa, a British American tobacco company, and an Australian banking company.

After months of market declines, many fine companies are currently attractively valued. In the months ahead, management will capitalize on opportunities to upgrade portfolio quality while positioning the fund for better performance as global economies gain strength.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth. Current income is a secondary objective.
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of under-valued companies located outside the United States
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $9.92
Class IB                      $9.89
June 30, 2002
------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.

Putnam VT International New Opportunities Fund

After making gains in late 2001, growth stocks faced less hospitable international market conditions during most of the past six months. Despite improved economic outlooks in many markets, corporate profit growth remained sluggish. Some international markets did reward growth stocks however, and several holdings in Putnam VT International New Opportunities Fund benefited from this trend. However, over the six months ended June 30, 2002, the fund's class IA shares provided a total return of -1.22% at net asset value.

Two international markets that rewarded growth investors over the period were the United Kingdom and South Korea. The fund's South Korean investments provided particularly strong performance, with some companies delivering returns approaching 100%. The South Korean economy has been reaping the benefits of a bold, long-term economic plan conceived after the Asian economic crisis of 1998. An overweight position relative to the fund's benchmark contributed a substantial benefit to overall fund performance.

With regard to sectors, the management team maintained underweight exposure to the technology sector, but owned several stocks that advanced, with the result that the fund's technology exposure contributed positively to its performance over the past six months. Semiconductor companies in South Korea and Taiwan led performance, and the fund reduced both positions as stock prices increased and hit their targets. The management team has substantially trimmed the portfolio's position in telecommunications. The fund still has many telecommunications holdings, which management believes represent companies with strong competitive positions in their domestic markets.

With the decline of technology as the foremost growth sector and the fund's shift away from telecommunications, the portfolio has become increasingly diversified into areas that have not traditionally offered potent growth opportunities. The consumer cyclicals sector was one such area. The fund also enjoyed strong performance from three international airline stocks acquired at very attractive values following the terrorist attacks of September 11.

Management believes that with its diversified portfolio and overweight positions in strong international markets, the fund is well-positioned to benefit as international economies improve and conditions become more favorable for growth stock performance.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies located outside the United States with strong growth potential
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $9.60
Class IB                      $9.56
June 30, 2002
------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Investors Fund

During the past six months, the large, well-established companies in the portfolio of Putnam VT Investors Fund faced numerous challenges. Rating agencies and government regulators increased their scrutiny of balance sheets in the wake of new corporate accounting and ethics scandals. For the six months ended June 30, 2002, the fund's class IA shares generated a total return of -15.38% at net asset value.

Two trends that began during the last year and continued throughout the recent period combined to create a difficult environment for the fund. First, value stocks continued to outperform their growth stock counterparts. Second, small-cap stocks outperformed large-cap issues. Despite these headwinds, management was able to select a number of stocks in several different industries that performed quite well. Stock selection was strongest in the health care, technology, and consumer sectors.

The consumer sector, in particular, was affected by the higher unemployment that followed the disasters of September 11. Interestingly, the effects were not always those that were expected. For example, while many analysts had speculated that unemployed customers would no longer be willing to pay premium prices for a cup of coffee, the fund's position in a national chain of popular coffee bars gained considerable value over the period. Discount retailers also benefited from the change in shopping patterns brought about by increased unemployment, and fund holdings benefited accordingly. The warmer-than-average winter boosted consumer discretionary stocks because the lower cost of basic utilities left more dollars to flow into traditional retail sectors.

In the technology sector, the fund benefited almost as much from what it did not own as from what it did. The portfolio had no position in the huge telecommunications company that reported exceptionally large accounting irregularities and which was teetering on the edge of bankruptcy as this report was being written. On the plus side, the fund's positions in several top-performing tech companies enabled it to deliver competitive performance relative to its benchmark. Amid health care holdings, the fund benefited from medical device companies and HMOs, while pharmaceutical company holdings lagged.

Management looks forward to the further evidence of an economic recovery in the second half of this year and believes that the fund's well diversified portfolio positions it well for what lies ahead.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term growth of capital and any increased income that results from this growth
------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality common stocks of large, well-established companies.
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $7.85
Class IB                      $7.82
June 30, 2002
------------------------------------------------------------------------

Putnam VT Money Market Fund

The past six months proved to be a transitional period in fixed-income markets, as the Federal Reserve Board's bias toward lowering rates moderated in response to improving economic fundamentals. For the six months ended June 30, 2002, Putnam VT Money Market Fund's class IA shares posted a total return of 0.76% at net asset value.

Since the economy began to falter, commercial paper issuance has been declining. Then the Enron accounting scandal made investors increasingly leery about buying commercial paper, and this attractive, low-cost source of short-term corporate funding became even less available. In response, management reduced the fund's exposure to commercial paper last fall, investing proceeds from maturing securities into U.S. Government Agency notes, which have performed well in this more cautious environment.

With interest rates now at historic lows, management has been challenged to keep the fund's income stream high. The team lengthened average days to maturity over the period from 57 days to 71 days in order to lock in the highest level of income for as long as possible.

Although the Fed retained its neutral stance as this report was being written, as stronger growth materializes, interest rates are expected to rise. Already, the markets have priced in these higher rates at the short end of the yield curve. Management believes the markets are expecting higher rates sooner than will be the case, and the fund has taken advantage of this trend to purchase six- to nine-month securities. The team has also purchased some floating-rate securities to protect the fund against a rise in interest rates. These securities have a one-year maturity but reset monthly or quarterly to reflect the current market yield. This move has shifted the portfolio structure away from a barbell configuration, with assets concentrated in the short and long ends of the fund's investment universe, to more of a laddering structure, with assets spread more evenly across the maturity spectrum. Ultimately, the presence of these floating-rate securities should help the fund respond more quickly to rising interest rates.

In anticipation of an eventual rise in interest rates once the economy recovers solidly, management has begun to gradually and carefully increase the fund's allocation to commercial paper, which is now offering yields at a healthy premium to the federal funds rate in anticipation of future Fed action.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with capital preservation, stability of principal, and liquidity
------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality short-term fixed-income securities
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $1.00
Class IB                      $1.00
June 30, 2002
------------------------------------------------------------------------
Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to maintain a constant share price of $1, it is possible to lose money by investing in this fund.

Putnam VT New Opportunities Fund

In general, growth stock investor sentiment has been largely negative over the past six months, driven by concerns about corporate profits, accounting scandals, and world events. This unfavorable atmosphere has resulted in declines in many sectors and has dampened fund returns. For the six months ended June 30, 2002, Putnam VT New Opportunities Fund's Class IA shares tallied a total return of -21.12% at net asset value.

The Nasdaq Composite and other major market indexes had fallen considerably by the end of the period, due in large part to the investor concerns enumerated above. Despite signs of an improving economy, investors have been unable to focus on positive fundamentals. While slower-growth sectors have performed best thus far, the team believes more aggressive growth companies are beginning to show signs of improvement. Companies are showing significant productivity gains; driven by technology, labor force reductions, and tightly controlled costs. Analysts also expect that corporate spending, while still sluggish as of this report's printing, will begin to increase later in the year, which should lead to growth in corporate profitability.

The portfolio is much more broadly diversified than it was in the late 1990s. While the fund is underweight in the technology sector relative to its benchmark, technology still remains its largest sector allocation. Despite declines in selected stocks over the period, the fund's technology holdings now focus on areas of current strength, including security, storage, and semiconductors. Management believes that these areas will continue to do well, as companies that have under-spent on technology over the past two years pick up spending in order to keep up with technology advances.

Value-oriented retailing holdings benefited from cost-conscious consumers to provide strong returns over the period, while media stocks also performed well as advertising spending has improved. Health-care services stocks, including managed care facilities and hospitals, performed well throughout the period. The portfolio also contains a number of medical technology stocks, which should perform well as an aging population seeks innovative medical solutions.

Although it has a multi-cap strategy, in general, the portfolio is more focused on mid- and large-cap stocks, which industry analysts expect to perform well as the economy strengthens. Management will be watching consumer holdings carefully, seeking opportunities to take profits in this sector while also looking to purchase stocks in more economically sensitive sectors that could benefit from an improving capital spending environment.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors with strong long-term growth potential
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $13.15
Class IB                      $13.04
June 30, 2002
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Putnam VT New Value Fund

The stock market remained volatile throughout the past six months, as slow economic recovery, the war on terrorism, ongoing violence in the Middle East, and corporate accounting scandals put investors in a cautious mood. Dramatic performances from individual portfolio holdings provided rewards and disappointments along the way, and as a result, for the six months ended June 30, 2002, Putnam VT New Value Fund's class IA shares tallied a total return of -6.73% at net asset value.

The fund's performance can largely be attributed to the substantial gains and countervailing losses of eight individual holdings. The management team took profits on the strong performers and continued to take advantage of compellingly low prices by adding to several key holdings that had not yet met expectations. All of the underperformers had problems related to liquidity or accounting concerns, suffering "secondary fallout" from the Enron collapse.

Fortunately, the fund enjoyed particularly strong performance from several other holdings. These included a manufacturer of glass and plastic containers that benefited from falling energy prices, a Bermuda-based reinsurance company that was purchased at a very attractive price following the September 11 tragedies, and a well-known retailer of consumer durable goods that benefited on a grand scale from low interest rates.

The recent market environment has created numerous opportunities for the management team to find value. Companies suspected of having liquidity or earnings quality problems are down indiscriminately. Many of these stocks have significant upside potential when risk tolerance in the market returns to normal levels. The fund has also increased its weighting in basic industrial stocks and in financial stocks, shifting emphasis from brokerage stocks to stocks of lenders. The team believes the positive economic indicators seen thus far in 2002 should provide a stable backdrop for the industrial issues, while low interest rates have put financial stocks in a solid position to appreciate going forward.

Management believes that the fund is well-positioned to take advantage of the current expansion, and as always, management remains committed to pursuing the fund's objectives while taking every reasonable measure to control risk.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Undervalued common stocks of large and midsize companies
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $12.11
Class IB                      $12.06
June 30, 2002
------------------------------------------------------------------------

Putnam VT OTC & Emerging Growth Fund

Despite mounting signs that the economy is on an upward trajectory, market sentiment has continued to ignore improving economic fundamentals. Instead, it has been overwhelmed by the global tensions and potential terrorist threats that have taken center stage over the past six months. As a result, growth stocks in general, and this fund's performance, in particular, faced significant challenges. For the six months ended June 30, 2002, Putnam OTC & Emerging Growth Fund's class IA shares turned in a -21.10% total return at net asset value.

Stocks of small, midsize, and emerging-growth companies felt considerable pressure over the past six months as concerns over corporate governance issues, the threat of another terrorist attack, instability in the Middle East, and tensions between India and Pakistan masked a moderate but healthy economic recovery. Throughout the period, the management team continued to seek opportunities in a wide range of sectors that helped diversify the portfolio and offered strong potential for growth. For example, the team increased the fund's health-care weighting significantly. This was a response to several positive long-term growth trends in this sector, including the aging U.S. population, innovative developments in biotechnology, pharmaceuticals, and medical products, and a significant increase in demand for health-care services. Unfortunately, the biotechnology sector underperformed over the period, although other health-care holdings performed well.

Management also increased the fund's energy holdings during the period. Natural gas prices had come under pressure early in the period, resulting in attractive valuations for energy stocks, and indeed, energy holdings provided solid performance over the period. Financial holdings also provided positive contributions to returns, as did broadcast media, retail, and restaurant stocks. The weak economic environment drove consumers to value- oriented retailers, in which the fund had several holdings. Technology stocks underperformed other sectors for most of the period, despite some positive developments in selected sectors.

Since the economic slowdown began in earnest in late 2000, the fund has faced considerable challenges. In response, management has taken several steps designed to improve the fund's risk-adjusted returns. They include diversifying the portfolio more broadly, expanding research coverage to include a wider universe of stocks, and enhancing the risk-management tools used to construct the portfolio. As always, they believe investors with patience and a long-term perspective will be rewarded when the market becomes more favorable for growth stocks.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of small  and mid-sized emerging growth companies
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $4.75
Class IB                      $4.72
June 30, 2002
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Research Fund

The stock market remained choppy over the past six months as investors sought to understand the financial ramifications of the war on terrorism, renewed terrorist fears, the ongoing Middle East conflict, corporate ethics issues, and the sluggish economic recovery. During this difficult period, strict adherence to Putnam VT Research Fund's strategy of selecting holdings based on the comprehensive research of Putnam's analysts enabled the management team to broadly diversify holdings and position the portfolio to benefit from an eventual upturn. For the six months ended June 30, 2002, the fund's class IA shares provided a total return of -14.64% at net asset value.

The fund relies on the expertise of Putnam's research analysts to select the best stocks while maintaining a disciplined portfolio construction process to control risk and maintain a risk profile similar to the Standard & Poor's 500. The fund does not focus on one type of stock versus another, say, growth versus value. As the stock market remained volatile over the period, stock selection was the key to performance.

Over the past six months, the fund's best-performing stocks have been in five sectors: consumer, health care, technology, telecommunications, and utilities. Holdings in the financial and energy sectors have made no relative impact on returns, while stocks in the industrial and basic materials sectors have detracted from performance. Among consumer stocks, large retailers, a media company, and a food and beverage conglomerate were top performers. In health care, health care services holdings were the best performers, while not owning pharmaceutical companies was beneficial for the fund since many of these firms reported disappointing earnings. In technology and telecommunications, not owning poor performers also proved as important as owning stocks that generated solid returns. Among utilities stocks, the Enron scandal continued to cast a long shadow on energy trading company stocks, which the fund avoided.

The fund has a modest bias toward mid-cap and economically sensitive stocks because those stocks have more attractive valuations, although the disparity in valuations between mid- and large-cap stocks has narrowed recently as large-cap stocks have come under pressure. Corporate accounting and ethics concerns have hit these companies hard, with increased scrutiny by ratings and government agencies sometimes resulting in stock price declines.

By focusing on companies with good valuations and business models, management believes the portfolio should be able to perform well going forward despite the concerns that overhang the market.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of large, U.S.-based companies, including growth and value stocks
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $9.32
Class IB                      $9.28
June 30, 2002
------------------------------------------------------------------------

Putnam VT Small Cap Value Fund

Amid fairly turbulent market conditions, value stocks enjoyed relatively strong performance during the early part of the period, as investors remained conservative. Lower interest rates are traditionally beneficial to small-cap stocks and the management team positioned the portfolio at mid-year for a slowly improving economy. While the fund was affected by the general market decline that occurred over the period, more aggressive funds felt its negative effects much more keenly. For the six months ended June 30, 2002, Putnam VT Small Cap Value Fund's class IA shares posted a total return of 3.11% at net asset value.

The economy had been weak for months prior to the terrorist attacks of September 11, and the management team had been looking ahead and structuring the portfolio for an improving investment landscape. Using Putnam's in-depth research capabilities as a guide, the team had been able to take advantage of compelling value opportunities among technology companies that occurred following the terrorist attacks. During this semiannual period, several of those purchases proved themselves by turning in strong performance. Others hold a great deal of promise that the team expects will be realized as the economy improves.

In addition to tech stocks, the fund has also been pursuing buying opportunities in the health-care sector. This too, represents an opportunity to purchase stocks that are usually off limits to a value fund. Energy stocks are another important weighting for the fund. The improving economy and increased energy demand make this sector particularly well positioned for performance going forward. Other top performers over the period included a major credit card issuer and a medical device manufacturer.

Management has also been selling some traditional small-cap value stocks. As other investors discover them, many fund holdings have appreciated to a point where they no longer represent the value they once did.

The team believes that today's volatile market represents a rare opportunity to upgrade the quality of this portfolio that is not often seen. The management team is taking full advantage of appropriate opportunities to add names formerly too expensive for this fund while keeping a watchful eye on the fund's risk exposure.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of small-capitalization companies that are undervalued and poised for positive change
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $15.39
Class IB                      $15.31
June 30, 2002
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Technology Fund*

The past six months were far from kind to the downtrodden technology sector in general and Putnam VT Technology Fund shared the sector's trials. For the six months ended June 30, 2002, the fund's class IA shares posted a total return of -28.94% at net asset value.

Despite signs that the U.S. economy may be recovering, investors have remained nervous about corporate profits, accounting irregularities, and the strength of the recovery throughout this semiannual period. Corporate spending on technology products remained flat or moved lower, while companies in many areas of technology saw rising inventories and declining revenues. Computer, software, communications equipment, and telecommunications equipment stocks all lost ground. Against this backdrop, management pursued a two-pronged strategy: the team sought to keep the portfolio in a relatively defensive position to limit losses, while at the same time, as the period progressed, initiating investments in companies poised to benefit from an upward turn in economic growth.

On the defensive side of its strategy, the fund emphasized larger-capitalization companies, market leaders that were selling at attractive valuations. This strategy paid off, as several of these companies were among the top relative performers for the fund in the first half of the period. As the period progressed, management began to emphasize those sectors that they expected to benefit as the economy strengthened. These areas included security, storage component manufacturers, and networking. The fund also benefited from an underweight position in semiconductor stocks.

Of course, many of the fund's investments felt the full effects of investor discomfort with growth stocks generally and technology in particular. While the fund held an underweighted position in the hard-hit telecommunications equipment sector, holdings there proved to be among the disappointments during the past six months. Some software holdings also suffered, as did some communications holdings. Management has positioned the fund to benefit from a recovery expected to begin during the second half of 2002. Unfortunately, many technology companies remain challenged and analysts now expect corporate technology spending to lag improvements in corporate profits.

Although the technology sector may continue to experience adversity in the next several months, its long-term outlook remains strong. The team maintains its belief that this sector continues to offer significantly more growth opportunities than the market as a whole.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of companies in the technology industries
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $3.02
Class IB                      $3.00
June 30, 2002
------------------------------------------------------------------------
The fund concentrates its investments in one group of industries and involves more risk than a fund that invests more broadly. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

* This fund has been scheduled for merger and is closed to new investors. For more information, see page 236.

Putnam VT Utilities Growth and Income Fund

The past six months saw important transitions in the U.S. economy as the Federal Reserve Board's monetary policy shifted from stimulative to neutral, the financial markets regrouped after September 11, and the economy began a slow, choppy recovery. In response, bond yields rose early in the period, only to fall back in April and May, while the stock market seemed unable to sustain a rally. For the six months ended June 30, 2002, Putnam VT Utilities Growth and Income Fund's class IA shares posted a total return of -15.48% at net asset value.

The utilities industry is still grappling with volatile energy prices and regulatory issues, as well as a sluggish economy, but the environment has improved notably since the end of 2001. For example, two of California's recovering energy giants were among the strongest contributors to fund performance over the period. The fund began purchasing the stocks of both companies in May of 2001. Timely rate increases, a drop in wholesale energy prices, and the ability to recover past power costs supported stock price increases for both companies.

Enron's widely publicized downfall shocked investors around the world. Fortunately, the team had sold most of the fund's Enron holdings as the slide began. Late in 2001, the team eliminated Enron completely, so its effect on the fund's six-month results was negligible. Other energy marketer holdings did drag fund returns, although management continues to see value in these positions and is maintaining them for the present.

Communications companies were generally weaker than the gas and electric stocks. The management team believes a defensive approach to this sector still has value; however, the allocation dampened the fund's performance relative to similar funds that had less exposure to the telecommunications sector and will be reduced going forward. Emphasis remains on more defensive companies such as the regional Bell operating companies, which offer strong balance sheets and a competitive edge in the long-distance marketplace. The team is cautious about the wireless sector due to market saturation and have greatly reduced holdings of former telecommunications leaders.

While volatile energy prices continue to pose challenges, management believes a subdued economic growth rate may prove to be healthy for the utilities industry in general, and shareholders of well-managed, financially strong companies such as those the management team seeks to target.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by utility companies
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $10.62
Class IB                      $10.59
June 30, 2002
------------------------------------------------------------------------
The fund concentrates its investments in one region or in one sector and involves more risk than a fund that invests more broadly.

Putnam VT Vista Fund

Putnam VT Vista Fund suffered along with the rest of the growth stock universe over the past six months, as investors largely shunned risk and fled instead to the relative safety of bonds and lower-priced value stocks. The fund's management team focused on stock selection and sector weightings in order to limit losses and position the portfolio for a more favorable environment. For the six months ended June 30, 2002, the fund's class IA shares posted a total return of -19.30% at net asset value.

The portfolio was positioned defensively for most of the period. Overweight positions in utilities and financials, particularly regional banks, helped returns, as did stock selection in these sectors. Slightly underweight positions in technology and the more aggressive sectors of health care helped performance, as these stocks have been particularly weak. Health-care service company holdings, including managed care facilities and hospitals, did perform quite well, due to positive stock selection and an improved reimbursement environment. Toward the end of the period, technology stocks become more attractively valued and management began taking advantage of recent pull-backs in the market to selectively increase positions in high quality, higher growth technology names.

Stocks that contributed most to the fund's performance are those of companies with more stable, visible growth patterns, such as retailers. While retail holdings did provide strength, an underweight position in the sector prevented the fund from fully participating in the sector's gains over the period. Consumer cyclical stocks, which tend to perform better in a strengthening economic environment, also contributed to returns.

The management team believes that after being punished in the market for about three years, mid-cap growth stocks now represent an attractive investment opportunity for a number of reasons. On a valuation basis, mid-cap growth stocks have become more attractive relative to mid-cap value stocks. As the economy stabilizes and capital spending strengthens, mid-cap growth stocks should benefit, since many of them serve as suppliers to larger corporations. In addition, today's corporate governance concerns tend to be focused on larger, more complicated companies. Finally, the mid-cap sector has expanded significantly beyond its earlier technology focus and now offers a broader, more diverse mix of companies.

The management team looks forward favorably to a corporate profit recovery and is confident that the portfolio is well-positioned with high quality stocks that can generate solid returns going forward.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks with potential for above-average capital growth
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $9.20
Class IB                      $9.14
June 30, 2002
------------------------------------------------------------------------
The fund invests all or a portion of its assets in small to medium-size companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Voyager Fund

Given the tumultuous environment that dominated the stock market over the past six months in the wake of the ongoing war on terrorism, continued conflict in the Middle East, and high-profile corporate accounting scandals, Putnam VT Voyager Fund's performance, though still negative, represents a significant improvement over the prior period's result. For the six months ended June 30, 2002, the fund's class IA shares tallied a total return of -16.58% at net asset value.

The stock market labored under difficult conditions over the period, as investors sought to discern the financial ramifications of global political problems along with mixed economic signals. Value stocks continued to outperform growth stocks, while small-cap stocks outperformed large-cap issues. Neither trend was favorable for the fund, which invests primarily in stocks of large and midsize companies with sales and profits that are likely to grow faster than the overall market.

During the period, the fund's portfolio was well diversified and favored growth stocks with relatively low price volatility. This more conservative positioning helped limit losses as the market declined, but also limited the fund's ability to participate in brief rallies as they occurred. Stock selection was the key to performance over the period, especially in the technology sector. Given the high volatility of this sector, Putnam's in-depth research and analysis capabilities were essential in enabling management to identify those stock opportunities with the strongest potential to contribute positively to performance.

The fund also benefited from stock selection in the consumer, health-care, and financial sectors. The consumer sector extended its already long-lived strength, and fund holdings in discount retailers, a consumer staples conglomerate, and a chain of home-improvement stores turned in superior returns. The fund's aerospace holdings benefited handsomely from an increase in federal defense spending as the United States planned a long-term military campaign against terrorism.

While the current climate of volatility and corporate earnings disappointments and accounting irregularities has been difficult for growth stock investors, actions are now being taken to remedy the abuses. As the economic cycle moves further toward recovery, the team believes growth companies with better management and better market position should again emerge. These are exactly the type of companies they seek for this fund's portfolio.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Stocks of large and midsize companies with above-average growth potential
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $23.78
Class IB                      $23.67
June 30, 2002
------------------------------------------------------------------------

Putnam VT Voyager Fund II

Although there have been indications that the economy is recovering from recession, growth stocks and the equity markets in general have ignored economic fundamentals during the first half of 2002. Instead, stock prices have been weighed down by corporate accounting scandals in the U.S. and geopolitical turmoil abroad. As a result, the absolute returns for Putnam VT Voyager Fund II, as well as the stock market in general, were down significantly over the period. For the six months ended June 30, 2002, the fund's class IA shares provided a total return of -18.88% at net asset value.

To weather the volatility in the equity markets, the management team worked diligently to keep the portfolio diversified. For example, the team increased the fund's health care weighting significantly. This was a response to several positive long-term developments in biotechnology, pharmaceuticals, and medical products, as well as a significant increase in demand for health-care services from an aging population of baby boomers. With a higher intrinsic volatility, biotechnology holdings underperformed during the period, but the fund's other health-care stocks, while down somewhat with the market, held their ground.

Taking advantage of attractive valuations in energy stocks, management also increased the fund's weighting in that sector. These holdings provided a solid contribution to performance during the first half of 2002. The team also added financial holdings to the fund, primarily regional bank stocks, and these have performed well, as have broadcasting, media, retail, and restaurant stocks. The weak economic environment drove consumers to value-oriented retailers, and the fund benefited with several holdings. The fund's technology holdings underperformed most of the other sectors during the period, and although the team has seen signs that demand is building, such as drastically reduced inventories, companies have yet to begin increasing capital spending for technology. Nevertheless, while the fund's technology weighting is down significantly, the tech sector remains an important part of the economy and, therefore, of the portfolio.

With the overall market down significantly, the team has positioned the portfolio somewhat defensively but remains confident that growth stocks will recover at some point, and as more indications of a strengthening economy emerge, they will adjust the positioning to participate in a recovery.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term growth of capital
------------------------------------------------------------------------
PORTFOLIO
Stocks of small, midsize, and large companies with very strong growth potential
------------------------------------------------------------------------
NET ASSET VALUE
Class IA                      $4.04
Class IB                      $4.03
June 30, 2002
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.




Putnam VT American Government Fund
The fund's portfolio
June 30, 2002 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (72.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government Agency Mortgage Obligations (47.7%)
.........................................................................................................................
                     Federal Farm Credit Bank Adjustable
                     Rate Mortgages
.........................................................................................................................
       $10,000,000     5 3/4s, January 18, 2011                                                              $10,344,800
.........................................................................................................................
         5,000,000     4 1/4s, July 1, 2003                                                                    5,098,150
.........................................................................................................................
                     Federal Home Loan Bank
.........................................................................................................................
         4,850,000     5.8s, September 2, 2008                                                                 5,127,372
.........................................................................................................................
        11,000,000     5 3/8s, May 15, 2006                                                                   11,498,080
.........................................................................................................................
                     Federal Home Loan
                     Mortgage Corporation
.........................................................................................................................
         4,362,831     7 1/2s, with due dates from
                       January 1, 2030 to July 1, 2031                                                         4,581,811
.........................................................................................................................
           993,941     7 1/2s, with due dates from
                       October 1, 2014 to
                       November 1, 2015                                                                          523,749
.........................................................................................................................
        22,899,999     6 1/2s, with due dates from
                       March 1, 2032 to June 1, 2032                                                          23,399,907
.........................................................................................................................
            60,006     6s, June 1, 2032                                                                           59,959
.........................................................................................................................
         3,500,000     6s, June 15, 2011                                                                       3,664,010
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
        12,185,977     7 1/2s, with due dates from
                       August 1, 2029 to August 1, 2031                                                       10,057,298
.........................................................................................................................
         6,390,235     7 1/2s, with due dates from
                       April 1, 2015 to September 1, 2016                                                     10,051,318
.........................................................................................................................
         4,680,000     7 1/4s, May 15, 2030                                                                    5,329,210
.........................................................................................................................
         3,400,000     7 1/4s, January 15, 2010                                                                3,853,662
.........................................................................................................................
           157,966     6 1/2s, May 1, 2031                                                                       161,285
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
         1,044,856     7 1/2s, with due dates from
                       June 15, 2030 to March 15, 2031                                                         1,103,086
.........................................................................................................................
        20,678,839     7s, with due dates from April 15, 2028
                       to December 15, 2031                                                                  21,507,912
.........................................................................................................................
        17,562,274     6 1/2s, with due dates from
                       May 15, 2029 to December 15, 2031                                                      17,954,323
------------------------------------------------------------------------------------------------------------------------
                                                                                                             134,315,932
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (24.8%)
.........................................................................................................................
           550,000   Tennessee Valley Authority, 5 3/8s,
                     November 13, 2008                                                                           565,301
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
         1,170,000     10 5/8s, August 15, 2015                                                                1,758,791
.........................................................................................................................
         1,865,000     8s, November 15, 2021                                                                   2,385,447
.........................................................................................................................
         3,000,000     6 1/4s, May 15, 2030                                                                    3,249,720
.........................................................................................................................
         2,250,000     6s, February 15, 2026                                                                   2,340,338
.........................................................................................................................
         7,140,000     5 1/4s, February 15, 2029                                                               6,716,669
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
         8,150,000     5s, August 15, 2011                                                                     8,263,122
.........................................................................................................................
        22,310,000     4 7/8s, February 15, 2012                                                              22,393,662
.........................................................................................................................
         9,950,000     4 3/8s, May 15, 2007                                                                   10,086,813
.........................................................................................................................
         2,504,093     3 5/8s, January 15, 2008                                                                2,621,459
.........................................................................................................................
        35,925,000   U.S. Treasury Strip zero %,
                     November 15, 2024                                                                          9,488,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                              69,870,192
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations
                     (cost $200,851,706)                                                                    $204,186,124
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
        $2,464,000     Ser. 02-W4, Class A5, 7 1/2s, 2042                                                     $2,627,240
.........................................................................................................................
         1,248,941     Ser. 01-T10, Class A2, 7 1/2s, 2041                                                     1,331,684
.........................................................................................................................
           886,332     Ser. 01-T12, Class A2, 7 1/2s, 2031                                                       945,051
.........................................................................................................................
         1,438,548     Ser. 01-T7, Class A1, 7 1/2s, 2031                                                      1,533,852
.........................................................................................................................
         1,051,536     Ser. 00-T6, Class A1, 7 1/2s, 2030                                                      1,121,200
.........................................................................................................................
         4,578,786     Ser. 319, Class 2, Interest Only (IO),
                       6 1/2s, 2032                                                                            1,112,502
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
         5,402,065     Ser. 214, IO, 6 1/2s, 2031                                                              1,237,410
.........................................................................................................................
         1,789,840     Ser. 204, IO, 6s, 2029                                                                    413,901
.........................................................................................................................
        12,213,916     Ser. 212, IO, 6s, 2031                                                                  2,974,558
.........................................................................................................................
         6,379,273     Ser. 216, IO, 6s, 2032                                                                  1,792,177
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage
                     Obligations (cost $15,083,091)                                                          $15,089,575
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (24.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $11,000,000   Federal Home Loan Banks, for an
                     effective yield of 1.73%,
                     September 6, 2002                                                                       $10,964,690
.........................................................................................................................
        10,000,000   Federal Home Loan Mortgage
                     Corporation, for an effective yield
                     of 1.73%, September 30, 2002                                                              9,956,120
.........................................................................................................................
        20,000,000   Federal National Mortgage
                     Association, for an effective yield
                     of 1.77%, August 7, 2002                                                                 19,963,617
.........................................................................................................................
        13,000,000   Interest in $380,000,000 joint
                     tri-party repurchase agreement dated
                     June 28, 2002 with S.B.C. Warburg due
                     July 1, 2002 with respect to various U.S.
                     Government obligations -- maturity
                     value of $13,002,134 for an effective
                     yield of 1.97%                                                                           13,000,000
.........................................................................................................................
        13,000,000   Interest in $354,000,000 joint
                     tri-party repurchase agreement dated
                     June 28, 2002 with Goldman Sachs &
                     Co. due July 1, 2002 with respect to
                     various U.S. Government obligations --
                     maturity value of $13,002,134 for an
                     effective yield of 1.97%                                                                 13,000,000
.........................................................................................................................
         3,330,000   Interest in $3,330,000 joint
                     repurchase agreement dated June 28,
                     2002 with Lehman Brothers, Inc. due
                     July 1, 2002 with respect to various U.S.
                     Government obligations -- maturity
                     value of $3,330,547 for an effective
                     yield of 1.97%                                                                            3,330,000
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $70,214,824)                                                                      $70,214,427
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $286,149,621) (b)                                                                $289,490,126
------------------------------------------------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Asia Pacific Growth Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (101.4%)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Australia (16.4%)
.........................................................................................................................
            73,929   AMP, Ltd.                                                                                  $647,343
.........................................................................................................................
            37,700   Australia & New Zealand Banking
                     Group, Ltd.                                                                                 408,196
.........................................................................................................................
           197,045   BHP Billiton, Ltd.                                                                        1,139,194
.........................................................................................................................
           198,586   Brambles Industries Ltd.                                                                  1,052,242
.........................................................................................................................
            53,899   Commonwealth Bank of Australia                                                              996,248
.........................................................................................................................
           205,147   Foster's Brewing Group, Ltd.                                                                543,503
.........................................................................................................................
            51,905   National Australia Bank, Ltd.                                                             1,031,353
.........................................................................................................................
            80,036   News Corp., Ltd. (The)                                                                      434,866
.........................................................................................................................
            30,698   News Corp., Ltd. (The) ADR                                                                  703,905
.........................................................................................................................
           269,700   Qantas Airways, Ltd.                                                                        696,360
.........................................................................................................................
            16,800   Rio Tinto, Ltd.                                                                             316,088
.........................................................................................................................
           201,568   Telstra Corporation, Ltd.                                                                   527,233
.........................................................................................................................
           135,979   Westpac Banking Corp.                                                                     1,239,518
.........................................................................................................................
            41,702   Woodside Petroleum, Ltd.                                                                    317,638
.........................................................................................................................
           116,205   Woolworths, Ltd.                                                                            857,720
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,911,407
------------------------------------------------------------------------------------------------------------------------
China (0.4%)
.........................................................................................................................
         1,346,000   Aluminum Corporation of China, Ltd.                                                         248,495
------------------------------------------------------------------------------------------------------------------------
Hong Kong (6.6%)
.........................................................................................................................
            90,000   Cheung Kong Holdings, Ltd.                                                                  750,010
.........................................................................................................................
            98,500   China Mobile, Ltd. (NON)                                                                    291,715
.........................................................................................................................
           164,100   CLP Holdings, Ltd.                                                                          652,201
.........................................................................................................................
           399,500   CNOOC, Ltd.                                                                                 535,234
.........................................................................................................................
           177,500   Hong Kong Electric Holdings, Ltd.                                                           663,358
.........................................................................................................................
            58,600   Hutchison Whampoa, Ltd.                                                                     437,627
.........................................................................................................................
           304,000   Li & Fung, Ltd.                                                                             409,236
.........................................................................................................................
            50,000   Sun Hung Kai Properties, Ltd.                                                               379,813
.........................................................................................................................
            56,500   Swire Pacific, Ltd.                                                                         289,023
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,408,217
------------------------------------------------------------------------------------------------------------------------
Japan (59.1%)
.........................................................................................................................
             7,300   Acom Co., Ltd.                                                                              498,849
.........................................................................................................................
             4,000   Acom Co., Ltd. 144A                                                                         273,342
.........................................................................................................................
            10,500   Advantest Corp.                                                                             653,567
.........................................................................................................................
            47,000   Canon, Inc.                                                                               1,776,471
.........................................................................................................................
            23,000   Denso Corp.                                                                                 359,441
.........................................................................................................................
               188   East Japan Railway Co.                                                                      880,000
.........................................................................................................................
            17,200   Fast Retailing Co., Ltd.                                                                    373,133
.........................................................................................................................
            31,000   Fuji Photo Film Companies, Ltd.                                                           1,001,001
.........................................................................................................................
             3,400   Hirose Electric Co., Ltd.                                                                   296,454
.........................................................................................................................
            19,000   Honda Motor Co., Ltd.                                                                       770,463
.........................................................................................................................
               228   Japan Telecom Co., Ltd.                                                                     652,516
.........................................................................................................................
            74,000   KAO Corp.                                                                                 1,704,130
.........................................................................................................................
            12,000   Kirin Brewery Co., Ltd.                                                                      84,105
.........................................................................................................................
            42,000   Konica Corp.                                                                                271,589
.........................................................................................................................
            81,000   Matsushita Electric Industrial Co.                                                        1,105,006
.........................................................................................................................
            45,000   Matsushita Electric Works, Ltd.                                                             322,904
.........................................................................................................................
                58   Millea Holdings, Inc. (NON)                                                                 476,195
.........................................................................................................................
           102,000   Mitsui Sumitomo Insurance Co., Ltd.                                                         548,936
.........................................................................................................................
            12,000   Murata Manufacturing Co., Ltd.                                                              770,964
.........................................................................................................................
            96,000   Nikko Securities Co., Ltd.                                                                  484,606
.........................................................................................................................
             6,500   Nintendo Co., Ltd.                                                                          957,238
.........................................................................................................................
           152,000   Nissan Motor Co., Ltd.                                                                    1,052,649
.........................................................................................................................
            24,700   Nissin Food Products Co., Ltd.                                                              490,496
.........................................................................................................................
            57,000   Nomura Securites Co., Ltd.                                                                  837,046
.........................................................................................................................
               705   NTT DoCoMo, Inc.                                                                          1,735,294
.........................................................................................................................
               380   NTT DoCoMo, Inc. 144A                                                                       935,336
.........................................................................................................................
             3,300   Obic Co., Ltd.                                                                              715,895
.........................................................................................................................
            62,000   Olympus Optical Co., Ltd.                                                                   865,982
.........................................................................................................................
            16,800   Orix Corp.                                                                                1,355,494
.........................................................................................................................
            33,000   RICOH Co., Ltd.                                                                             571,339
.........................................................................................................................
             7,900   Rohm Co., Ltd.                                                                            1,179,232
.........................................................................................................................
             7,000   SECOM Company, Ltd.                                                                         343,429
.........................................................................................................................
            35,900   SEGA Corp. (NON)                                                                            862,678
.........................................................................................................................
            30,000   Seven-Eleven Japan Co., Ltd.                                                              1,181,477
.........................................................................................................................
            17,100   Shin-Etsu Chemical Co.                                                                      734,793
.........................................................................................................................
            43,500   Sony Corp.                                                                                2,297,497
.........................................................................................................................
            92,000   Sumitomo Chemical Co., Ltd.                                                                 418,356
.........................................................................................................................
               400   Sumitomo Mitsui Banking Corp.                                                                 1,952
.........................................................................................................................
            33,000   Taisho Pharmaceutical Company, Ltd.                                                         508,285
.........................................................................................................................
            35,000   Takeda Chemical Industries, Ltd.                                                          1,536,087
.........................................................................................................................
             6,180   Takefuji Corp.                                                                              429,532
.........................................................................................................................
            17,400   Tokyo Electric Power Co.                                                                    357,872
.........................................................................................................................
           291,000   Tokyo Gas Co., Ltd.                                                                         808,536
.........................................................................................................................
            72,000   Toppan Printing Co., Ltd.                                                                   748,536
.........................................................................................................................
            50,000   Tostem Inax Holding Corp.                                                                   853,150
.........................................................................................................................
           118,800   Toyota Motor Corp.                                                                        3,152,140
.........................................................................................................................
            35,000   USHIO, Inc.                                                                                 415,853
.........................................................................................................................
                17   Yahoo Japan Corp. (NON)                                                                     365,957
.........................................................................................................................
             4,600   Yamada Denki Co., Ltd.                                                                      403,004
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,418,807
------------------------------------------------------------------------------------------------------------------------
Malaysia (0.4%)
.........................................................................................................................
           436,000   Plus Expressways 144A (NON)                                                                 292,579
------------------------------------------------------------------------------------------------------------------------
Singapore (3.5%)
.........................................................................................................................
            43,000   Overseas-Chinese Banking Corp.                                                              284,817
.........................................................................................................................
            39,000   Singapore Airlines, Ltd.                                                                    284,817
.........................................................................................................................
            42,000   Singapore Press Holdings, Ltd.                                                              473,166
.........................................................................................................................
           138,000   United Overseas Bank, Ltd.                                                                  992,188
.........................................................................................................................
            39,500   Venture Manufacturing, Ltd.                                                                 315,302
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,350,290
------------------------------------------------------------------------------------------------------------------------
South Korea (10.2%)
.........................................................................................................................
             9,300   Hyundai Motor Co., Ltd.                                                                     279,929
.........................................................................................................................
            14,941   Kookmin Bank                                                                                726,523
.........................................................................................................................
            25,060   Korea Electric Power Corp.                                                                  459,051
.........................................................................................................................
            16,300   Korea Tobacco & Ginseng Corp.                                                               211,724
.........................................................................................................................
            50,400   Korea Tobacco & Ginseng Corp.
                     144A GDR                                                                                    327,096
.........................................................................................................................
            36,420   KT Corp. ADR                                                                                788,493
.........................................................................................................................
             3,520   Pohang Iron & Steel Co., Ltd.                                                               391,274
.........................................................................................................................
             8,573   Samsung Electronics Co., Ltd.                                                             2,348,477
.........................................................................................................................
             8,550   Samsung Securities Co., Ltd. (NON)                                                          244,896
.........................................................................................................................
             2,950   Shinsegae Co., Ltd.                                                                         501,082
.........................................................................................................................
            22,000   SK Telecom Co., Ltd. ADR                                                                    545,380
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,823,925
------------------------------------------------------------------------------------------------------------------------
Taiwan (4.3%)
.........................................................................................................................
            23,600   ASE Test, Ltd. (NON)                                                                        228,920
.........................................................................................................................
           114,750   Asustek Computer, Inc.                                                                      345,695
.........................................................................................................................
           245,000   Compal Electronics, Inc.                                                                    235,746
.........................................................................................................................
            90,416   Hon Hai Precision Industry Co., Ltd.                                                        369,958
.........................................................................................................................
            94,000   Quanta Computer, Inc.                                                                       264,868
.........................................................................................................................
           602,000   Taishin Financial Holdings Co., Ltd. (NON)                                                  324,820
.........................................................................................................................
           242,090   Taiwan Semiconductor
                     Manufacturing Co. Ltd. (NON)                                                                493,469
.........................................................................................................................
           505,800   United Microelectronics Corp. (NON)                                                         607,991
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,871,467
------------------------------------------------------------------------------------------------------------------------
Thailand (0.5%)
.........................................................................................................................
           336,000   Advanced Info Service Public
                     Company, Ltd.                                                                               323,777
.........................................................................................................................
           123,157   TeleComasia Corp. (Rights) (India) (NON)                                                          1
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 323,778
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stock
                     (cost $71,976,993)                                                                      $67,648,965
------------------------------------------------------------------------------------------------------------------------
UNITS (1.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units
.........................................................................................................................
            72,300   HDFC Bank Ltd. 144A Structured
                     Warrants (issued by UBS AG)
                     expiration 3/13/03                                                                         $298,621
.........................................................................................................................
             7,849   Infosys Technologies, Ltd. 144A
                     Structured Call Warrants (issued by
                     UBS AG) expiration 7/16/02 (India)                                                          529,442
.........................................................................................................................
             2,000   Infosys Technologies, Ltd. 144A
                     Structured Warrants (issued by UBS
                     AG) expiraton 4/11/03 (India)                                                               134,599
.........................................................................................................................
             4,500   Singapore Press Holdings, Ltd.
                     Structured Warrants (issued by
                     Merrill Lynch Intl. & Co. CV)
                     expiration 6/10/03 (Singapore)                                                               50,697
------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $1,171,187)                                                                        $1,013,359
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount
.........................................................................................................................
          $125,000   U.S. Treasury Notes zero %,
                     December 12, 2002 (SEG)                                                                    $124,006
.........................................................................................................................
         1,974,962   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1, 2002
                     to August 26, 2002 (d)                                                                    1,973,762
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $2,097,768)                                                                        $2,097,768
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $75,245,948) (b)                                                                  $70,760,092
------------------------------------------------------------------------------------------------------------------------
The fund had the following industry group concentration greater than
10% at June 30, 2002 (as a percentage of net assets):

Finance                         20.6%
Consumer Cyclicals              20.6
Technology                      16.1
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate
                                              Face    Delivery     Unrealized
                         Market Value        Value        Date   Appreciation
...............................................................................
Japanese Yen                 $644,014     $624,863   9/12/2002        $19,151
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate
                                              Face  Expiration     Unrealized
                         Total  Value        Value        Date   Appreciation
...............................................................................
TOPIX (Long)                 $595,453     $589,317   9/12/2002         $6,136
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Capital Appreciation Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (96.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (--%)
.........................................................................................................................
               283   Valassis Communications, Inc. (NON)                                                         $10,330
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (4.2%)
.........................................................................................................................
            24,300   Raytheon Co.                                                                                990,225
.........................................................................................................................
             1,140   Teledyne Technologies, Inc. (NON)                                                            23,655
.........................................................................................................................
               645   Triumph Group, Inc. (NON)                                                                    28,767
.........................................................................................................................
             1,130   United Defense Industries, Inc. (NON)                                                        25,990
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,068,637
------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
.........................................................................................................................
             1,325   Continental Airlines, Inc. Class B (NON)                                                     20,909
.........................................................................................................................
             3,100   Mesa Air Group, Inc. (NON)                                                                   28,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  49,429
------------------------------------------------------------------------------------------------------------------------
Automotive (0.6%)
.........................................................................................................................
             1,670   Dura Automotive Systems, Inc. (NON)                                                          34,653
.........................................................................................................................
             3,075   Tower Automotive, Inc. (NON)                                                                 42,896
.........................................................................................................................
             4,785   Visteon Corp.                                                                                67,947
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 145,496
------------------------------------------------------------------------------------------------------------------------
Banking (11.0%)
.........................................................................................................................
               875   Astoria Financial Corp.                                                                      28,044
.........................................................................................................................
            14,950   Comerica, Inc.                                                                              917,930
.........................................................................................................................
             5,600   Fifth Third Bancorp                                                                         373,240
.........................................................................................................................
             1,472   New York Community Bancorp, Inc.                                                             39,273
.........................................................................................................................
             4,307   Sovereign Bancorp, Inc.                                                                      64,390
.........................................................................................................................
            58,600   U.S. Bancorp                                                                              1,367,303
.........................................................................................................................
               400   Webster Financial Corp.                                                                      15,296
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,805,476
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.8%)
.........................................................................................................................
               911   Cox Radio, Inc. Class A (NON)                                                                21,955
.........................................................................................................................
             2,608   Emmis Communications Corp. Class A (NON)                                                     55,264
.........................................................................................................................
             2,093   Sinclair Broadcast Group, Inc. (NON)                                                         30,474
.........................................................................................................................
             7,700   Viacom, Inc. Class B (NON)                                                                  341,649
.........................................................................................................................
               400   Young Broadcasting, Inc. Class A (NON)                                                        7,112
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 456,454
------------------------------------------------------------------------------------------------------------------------
Cable Television (1.4%)
.........................................................................................................................
            13,700   Comcast Corp. Class A (NON)                                                                 326,608
.........................................................................................................................
             3,476   Mediacom Communications Corp. (NON)                                                          27,078
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 353,686
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.5%)
.........................................................................................................................
             1,406   Cytec Industries, Inc. (NON)                                                                 44,205
.........................................................................................................................
             1,300   Ferro Corp.                                                                                  39,195
.........................................................................................................................
             1,328   FMC Corp. (NON)                                                                              40,066
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 123,466
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.6%)
.........................................................................................................................
               670   Manpower, Inc.                                                                               24,623
.........................................................................................................................
               950   Maximus, Inc. (NON)                                                                          30,115
.........................................................................................................................
             1,752   ServiceMaster Co. (The)                                                                      24,037
.........................................................................................................................
             2,019   Viad Corp.                                                                                   52,494
.........................................................................................................................
               691   West Corp. (NON)                                                                             15,243
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 146,512
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.5%)
.........................................................................................................................
             7,910   Cisco Systems, Inc. (NON)                                                                   110,345
.........................................................................................................................
             1,840   Polycom, Inc. (NON)                                                                          22,062
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 132,407
------------------------------------------------------------------------------------------------------------------------
Computers (0.4%)
.........................................................................................................................
             2,009   Avocent Corp. (NON)                                                                          31,983
.........................................................................................................................
               565   BARRA, Inc. (NON)                                                                            21,007
.........................................................................................................................
             1,655   RadiSys Corp. (NON)                                                                          19,248
.........................................................................................................................
             1,836   SBS Technologies, Inc. (NON)                                                                 22,489
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  94,727
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.4%)
.........................................................................................................................
            27,000   Tyco International, Ltd. (Bermuda)                                                          364,770
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.1%)
.........................................................................................................................
             1,040   Yankee Candle Company, Inc. (The) (NON)                                                      28,174
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.5%)
.........................................................................................................................
             2,284   Ceridian Corp. (NON)                                                                         43,350
.........................................................................................................................
             2,086   Heidrick & Struggles International, Inc. (NON)                                               41,657
.........................................................................................................................
             1,684   Korn/Ferry International (NON)                                                               15,324
.........................................................................................................................
             1,143   Talx Corp.                                                                                   21,671
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 122,002
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.8%)
.........................................................................................................................
            11,200   FirstEnergy Corp.                                                                           373,856
.........................................................................................................................
             1,095   SCANA Corp.                                                                                  33,803
.........................................................................................................................
             5,726   Sierra Pacific Resources                                                                     44,663
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 452,322
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.1%)
.........................................................................................................................
             1,900   BE Aerospace, Inc. (NON)                                                                     25,042
------------------------------------------------------------------------------------------------------------------------
Electronics (1.6%)
.........................................................................................................................
             1,157   Belden, Inc.                                                                                 24,112
.........................................................................................................................
            11,875   Intel Corp.                                                                                 216,956
.........................................................................................................................
             4,478   Lattice Semiconductor Corp. (NON)                                                            39,914
.........................................................................................................................
             1,586   Merix Corp. (NON)                                                                            13,608
.........................................................................................................................
             2,759   PerkinElmer, Inc.                                                                            30,487
.........................................................................................................................
             2,365   Sipex Corp. (NON)                                                                            11,562
.........................................................................................................................
             1,969   Thermo Electron Corp. (NON)                                                                  32,489
.........................................................................................................................
             6,657   Zarlink Semiconductor, Inc. (Canada) (NON)                                                   33,884
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 403,012
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.2%)
.........................................................................................................................
             1,927   Insituform Technologies, Inc. Class A (NON)                                                  40,814
------------------------------------------------------------------------------------------------------------------------
Entertainment (--%)
.........................................................................................................................
               287   Regal Entertainment Group Class A (NON)                                                       6,693
------------------------------------------------------------------------------------------------------------------------
Financial (6.0%)
.........................................................................................................................
            15,765   Citigroup, Inc.                                                                             610,894
.........................................................................................................................
            14,880   Freddie Mac                                                                                 910,656
.........................................................................................................................
               799   Interactive Data Corp. (NON)                                                                 11,633
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,533,183
------------------------------------------------------------------------------------------------------------------------
Food (0.1%)
.........................................................................................................................
             1,140   Interstate Bakeries Corp.                                                                    32,923
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.3%)
.........................................................................................................................
               905   Argosy Gaming Co. (NON)                                                                      25,702
.........................................................................................................................
             4,491   Park Place Entertainment Corp. (NON)                                                         46,033
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  71,735
------------------------------------------------------------------------------------------------------------------------
Health Care Services (8.0%)
.........................................................................................................................
            14,150   Cardinal Health, Inc.                                                                       868,952
.........................................................................................................................
               400   First Health Group Corp. (NON)                                                               11,216
.........................................................................................................................
            17,400   HCA, Inc.                                                                                   826,500
.........................................................................................................................
             3,504   UnitedHealth Group, Inc.                                                                    320,791
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,027,459
------------------------------------------------------------------------------------------------------------------------
Insurance (5.1%)
.........................................................................................................................
             8,084   American International Group, Inc.                                                          551,571
.........................................................................................................................
               673   Fidelity National Financial, Inc.                                                            21,267
.........................................................................................................................
               750   IPC Holdings, Ltd. (Bermuda)                                                                 22,905
.........................................................................................................................
             1,044   Odyssey Re Holdings Corp.                                                                    18,155
.........................................................................................................................
             8,200   XL Capital, Ltd. Class A (Bermuda)                                                          694,540
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,308,438
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.5%)
.........................................................................................................................
               876   A.G. Edwards, Inc.                                                                           34,050
.........................................................................................................................
               945   Federated Investors, Inc.                                                                    32,669
.........................................................................................................................
             2,992   Waddell & Reed Financial, Inc.                                                               68,577
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 135,296
------------------------------------------------------------------------------------------------------------------------
Leisure (0.4%)
.........................................................................................................................
             3,223   Brunswick Corp.                                                                              90,244
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (2.7%)
.........................................................................................................................
               584   Four Seasons Hotels, Inc. (Canada)                                                           27,390
.........................................................................................................................
            15,700   Marriott International, Inc. Class A                                                        597,385
.........................................................................................................................
             1,270   Orient-Express Hotels, Ltd. Class A
                     (Bermuda) (NON)                                                                              21,755
.........................................................................................................................
             1,976   Royal Caribbean Cruises, Ltd.                                                                38,532
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 685,062
------------------------------------------------------------------------------------------------------------------------
Machinery (0.3%)
.........................................................................................................................
               922   Briggs & Stratton                                                                            35,349
.........................................................................................................................
             1,203   Kennametal, Inc.                                                                             44,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  79,379
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
.........................................................................................................................
               665   Pentair, Inc.                                                                                31,973
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.4%)
.........................................................................................................................
               393   Bio-Rad Laboratories, Inc. Class A (NON)                                                     17,885
.........................................................................................................................
               985   C.R. Bard, Inc.                                                                              55,731
.........................................................................................................................
             1,690   Pall Corp.                                                                                   35,068
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 108,684
------------------------------------------------------------------------------------------------------------------------
Metals (0.3%)
.........................................................................................................................
             4,288   AK Steel Holding Corp. (NON)                                                                 54,929
.........................................................................................................................
             1,500   Steel Dynamics, Inc. (NON)                                                                   24,705
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  79,634
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.1%)
.........................................................................................................................
             2,066   Global Imaging Systems, Inc. (NON)                                                           39,233
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (6.6%)
.........................................................................................................................
            28,130   Exxon Mobil Corp.                                                                         1,151,080
.........................................................................................................................
             2,090   Pioneer Natural Resources Co. (NON)                                                          54,445
.........................................................................................................................
             8,400   Royal Dutch Petroleum Co. PLC
                     ADR (Netherlands)                                                                           464,268
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,669,793
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (8.4%)
.........................................................................................................................
               968   ICN Pharmaceuticals, Inc.                                                                    23,435
.........................................................................................................................
            17,530   Johnson & Johnson                                                                           916,118
.........................................................................................................................
            28,904   Pfizer, Inc.                                                                              1,011,640
.........................................................................................................................
             3,650   Wyeth                                                                                       186,880
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,138,073
------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
.........................................................................................................................
               690   Belo Corp. Class A                                                                           15,601
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.3%)
.........................................................................................................................
             1,090   Arden Realty, Inc. (R)                                                                       31,011
.........................................................................................................................
             1,970   FelCor Lodging Trust, Inc. (R)                                                               36,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  67,161
------------------------------------------------------------------------------------------------------------------------
Retail (11.6%)
.........................................................................................................................
             6,650   AutoZone, Inc. (NON)                                                                        514,045
.........................................................................................................................
             1,353   Barnes & Noble, Inc. (NON)                                                                   35,760
.........................................................................................................................
             1,755   Charlotte Russe Holding, Inc. (NON)                                                          39,189
.........................................................................................................................
             1,501   Cost Plus, Inc. (NON)                                                                        45,901
.........................................................................................................................
             1,090   Duane Reade, Inc. (NON)                                                                      37,115
.........................................................................................................................
            13,600   Family Dollar Stores, Inc.                                                                  479,400
.........................................................................................................................
            36,500   Kroger Co. (NON)                                                                            726,350
.........................................................................................................................
            54,460   TJX Companies, Inc. (The)                                                                 1,067,961
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,945,721
------------------------------------------------------------------------------------------------------------------------
Schools (0.1%)
.........................................................................................................................
             1,198   Learning Tree International, Inc. (NON)                                                      22,211
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.7%)
.........................................................................................................................
             1,757   Applied Films Corp. (NON)                                                                    19,608
.........................................................................................................................
             2,532   Cognex Corp. (NON)                                                                           50,767
.........................................................................................................................
             3,106   Credence Systems Corp. (NON)                                                                 55,194
.........................................................................................................................
             3,402   Mykrolis Corp. (NON)                                                                         40,178
.........................................................................................................................
             1,032   Nanometrics, Inc. (NON)                                                                      16,387
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 182,134
------------------------------------------------------------------------------------------------------------------------
Shipping (0.2%)
.........................................................................................................................
               675   Teekay Shipping Corp. (Bahamas)                                                              24,914
.........................................................................................................................
               785   USFreightways Corp.                                                                          29,728
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  54,642
------------------------------------------------------------------------------------------------------------------------
Software (6.5%)
.........................................................................................................................
             2,300   Borland Software Corp. (NON)                                                                 23,690
.........................................................................................................................
             1,342   HNC Software (NON)                                                                           22,411
.........................................................................................................................
            18,835   Microsoft Corp. (NON)                                                                     1,030,275
.........................................................................................................................
             1,589   Network Associates, Inc. (NON)                                                               30,620
.........................................................................................................................
            40,400   Oracle Corp. (NON)                                                                          382,588
.........................................................................................................................
            11,700   Siebel Systems, Inc. (NON)                                                                  166,374
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,655,958
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.4%)
.........................................................................................................................
            13,200   Automatic Data Processing, Inc.                                                             574,860
.........................................................................................................................
             3,097   KPMG Consulting, Inc. (NON)                                                                  46,021
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 620,881
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.8%)
.........................................................................................................................
             1,410   Garmin, Ltd. (Cayman Islands) (NON)                                                          31,091
.........................................................................................................................
            51,100   Nextel Communications, Inc. Class A (NON)                                                   164,031
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 195,122
------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
.........................................................................................................................
             2,590   Tommy Hilfiger Corp. (Hong Kong) (NON)                                                       37,089
------------------------------------------------------------------------------------------------------------------------
Tobacco (4.0%)
.........................................................................................................................
            23,550   Philip Morris Companies, Inc.                                                             1,028,664
------------------------------------------------------------------------------------------------------------------------
Toys (0.2%)
.........................................................................................................................
             4,516   Hasbro, Inc.                                                                                 61,237
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.1%)
.........................................................................................................................
             1,620   Pacer International, Inc. (NON)                                                              27,929
------------------------------------------------------------------------------------------------------------------------
Waste Management (2.7%)
.........................................................................................................................
            26,055   Waste Management, Inc.                                                                      678,733
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $25,558,533)                                                                      $24,453,641
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Contract Amount                                                                              Strike Price          Value
.........................................................................................................................
            36,500   Kroger Co. (Call)                                                    Sep. 02/ 19.00 USD     $27,010
.........................................................................................................................
            11,000   Qualcomm (Call)                                                       Jan. 03/ 5.00 USD       6,050
------------------------------------------------------------------------------------------------------------------------
                     Total Purchased Options Outstanding
                     (cost $69,448)                                                                              $33,060
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $75,000   U.S. Treasury Bill zero %, December 12,
                     2002 for an effective yield of 1.79%                                                        $74,383
.........................................................................................................................
           897,777   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                         897,777
.........................................................................................................................
           121,968   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1, 2002
                     to August 26, 2002 (d)                                                                      121,894
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $1,094,054)                                                                        $1,094,054
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $26,722,035) (b)                                                                  $25,580,755
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate
                                              Face  Expiration     Unrealized
                         Market Value        Value        Date   Depreciation
...............................................................................
S&P 500 (Long)               $495,051     $499,509      Sep-02        $(4,458)
------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2002 (Unaudited)
(premium received $19,624)
------------------------------------------------------------------------------
                                            Expiration Date/           Market
Contract Amount                                 Strike Price            Value
...............................................................................
       36,500 Kroger Co. (Call)            Sep. 02/ 21.00 USD         $28,726
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Diversified Income Fund
The fund's portfolio
June 30, 2002 (Unaudited)

CORPORATE BONDS AND NOTES (48.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (--%)
.........................................................................................................................
          $770,418   Interact Operating Co. notes 14s, 2003 (PIK)                                                    $77
.........................................................................................................................
           220,000   Lamar Media Corp. company guaranty
                     9 5/8s, 2006                                                                                227,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 227,777
------------------------------------------------------------------------------------------------------------------------
Automotive (1.3%)
.........................................................................................................................
           510,000   Asbury Automotive Group, Inc. 144A
                     sr. sub. notes 9s, 2012                                                                     480,675
.........................................................................................................................
           310,991   Collins & Aikman Products, Inc. bank
                     term loan FRN Ser. B, 7s, 2005
                     (acquired 12/20/01, cost $307,881) (RES)                                                    312,546
.........................................................................................................................
           690,000   Collins & Aikman Products, Inc.
                     company guaranty 11 1/2s, 2006                                                              655,500
.........................................................................................................................
           700,000   Collins & Aikman Products, Inc. 144A
                     sr. notes 10 3/4s, 2011                                                                     700,000
.........................................................................................................................
           730,000   Dana Corp. notes 9s, 2011                                                                   715,400
.........................................................................................................................
           100,000   Dana Corp. notes 7s, 2029                                                                    74,000
.........................................................................................................................
           320,000   Dana Corp. notes 6 1/4s, 2004                                                               300,800
.........................................................................................................................
           210,000   Delco Remy International, Inc.
                     company guaranty 11s, 2009                                                                  184,275
.........................................................................................................................
            90,000   Delco Remy International, Inc.
                     company guaranty 10 5/8s, 2006                                                               76,050
.........................................................................................................................
           100,000   Delco Remy International, Inc. sr.
                     notes 8 5/8s, 2007                                                                           92,500
.........................................................................................................................
           960,000   Dura Operating Corp. company guaranty
                     Ser. D, 9s, 2009                                                                            931,200
.........................................................................................................................
           420,000   Dura Operating Corp. 144A sr. notes
                     8 5/8s, 2012                                                                                422,100
.........................................................................................................................
           450,000   Exide Corp. sr. notes 10s, 2005
                     (In default) (NON)                                                                           76,500
.........................................................................................................................
           120,000   Federal Mogul Corp. notes 7 7/8s,
                     2010 (In default) (NON)                                                                      26,400
.........................................................................................................................
           620,000   Federal Mogul Corp. notes 7 3/4s,
                     2006 (In default) (NON)                                                                     137,175
.........................................................................................................................
           170,000   Ford Motor Credit Corp. notes
                     7 3/8s, 2009                                                                                172,569
.........................................................................................................................
           240,000   Hayes Lemmerz International, Inc.
                     144A company guaranty 11 7/8s, 2006
                     (In default) (NON)                                                                          187,200
.........................................................................................................................
           570,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                 581,497
.........................................................................................................................
           935,000   Lear Corp. company guaranty Ser. B,
                     7.96s, 2005                                                                                 954,411
.........................................................................................................................
           230,000   Tenaga Nasional Berhad company
                     guaranty 11 5/8s, 2009                                                                      190,900
.........................................................................................................................
           370,000   United Auto Group, Inc. 144A sr. sub.
                     notes 9 5/8s, 2012                                                                          373,700
.........................................................................................................................
           170,000   Venture Holdings Trust 144A sr. notes
                     Ser. B, 9 1/2s, 2005                                                                        102,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,747,398
------------------------------------------------------------------------------------------------------------------------
Basic Materials (6.2%)
.........................................................................................................................
           750,000   Acetex Corp. sr. notes 10 7/8s,
                     2009 (Canada)                                                                               783,750
.........................................................................................................................
           160,000   Airgas, Inc. company guaranty
                     9 1/8s, 2011                                                                                168,800
.........................................................................................................................
           940,000   AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                940,000
.........................................................................................................................
           270,000   AK Steel Corp. company guaranty
                     7 3/4, 2012                                                                                 268,650
.........................................................................................................................
           230,000   AK Steel Corp. sr. notes 9 1/8s, 2006                                                       240,350
.........................................................................................................................
         1,350,000   American Standard Companies, Inc.
                     company guaranty 7 5/8s, 2010                                                             1,363,500
.........................................................................................................................
           207,665   Anker Coal Group, Inc. company
                     guaranty Ser. B, 14 1/4s, 2007
                     (In default) (NON) (PIK)                                                                     68,529
.........................................................................................................................
           200,000   Appleton Papers, Inc. bank term loan
                     FRN Ser. C, 5.115s, 2006 (acquired
                     6/4/02, cost $200,750) (RES)                                                                200,875
.........................................................................................................................
           930,000   Appleton Papers, Inc. 144A sr. sub.
                     notes 12 1/2s, 2008                                                                         930,000
.........................................................................................................................
           500,000   ARCO Chemical Co. deb. 9.8s, 2020                                                           440,000
.........................................................................................................................
           250,000   Armco, Inc. sr. notes 9s, 2007                                                              255,313
.........................................................................................................................
           870,000   Avecia Group PLC company guaranty
                     11s, 2009 (United Kingdom)                                                                  861,300
.........................................................................................................................
           550,000   Better Minerals & Aggregates Co.
                     company guaranty 13s, 2009                                                                  495,000
.........................................................................................................................
           480,000   Centaur Mining & Exploration company
                     guaranty 11s, 2007 (Australia)
                     (In default) (NON)                                                                           28,800
.........................................................................................................................
           470,000   Compass Minerals Group, Inc. company
                     guaranty 10s, 2011                                                                          493,500
.........................................................................................................................
           790,000   Doe Run Resources Corp. company
                     guaranty Ser. B, 11 1/4s, 2005 (In
                     default) (NON)                                                                              205,400
.........................................................................................................................
           120,000   Doe Run Resources Corp. company
                     guaranty Ser. B(a), 11 1/4s, 2005
                     (In default) (NON)                                                                           38,400
.........................................................................................................................
           270,000   Doe Run Resources Corp. company
                     guaranty FRN Ser. B, 8.536s, 2003
                     (In default) (NON)                                                                           62,100
.........................................................................................................................
         1,440,000   Equistar Chemicals LP/Equistar
                     Funding Corp. company guaranty
                     10 1/8s, 2008                                                                             1,375,200
.........................................................................................................................
           230,000   Ferro Corp. sr. notes 9 1/8s, 2009                                                          249,762
.........................................................................................................................
           720,000   Four M Corp. sr. notes Ser. B, 12s, 2006                                                    745,200
.........................................................................................................................
           150,000   Georgia Gulf Corp. company guaranty
                     10 3/8s, 2007                                                                               157,500
.........................................................................................................................
           640,000   Georgia-Pacific Corp. notes 8 7/8s, 2031                                                    593,542
.........................................................................................................................
           300,000   Georgia-Pacific Corp. notes 8 1/8s, 2011                                                    284,058
.........................................................................................................................
           130,000   Georgia-Pacific Corp. notes 7 1/2s, 2006                                                    125,194
.........................................................................................................................
           220,000   Haynes International, Inc. sr. notes
                     11 5/8s, 2004                                                                               174,350
.........................................................................................................................
         1,260,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                             1,411,200
.........................................................................................................................
           180,501   Huntsman Corp. bank term loan FRN
                     Ser. A, 5.881s, 2002 (acquired
                     various dates 3/1/02 to 3/11/02,
                     cost $129,793) (RES)                                                                        158,841
.........................................................................................................................
           197,500   Huntsman Corp. bank term loan FRN
                     Ser. C, 5.381s, 2005 (acquired
                     various dates 3/6/02 to 3/11/02, cost
                     $156,288) (RES)                                                                             173,800
.........................................................................................................................
         1,150,000   Huntsman ICI Chemicals, Inc. company
                     guaranty 10 1/8s, 2009                                                                    1,012,000
.........................................................................................................................
           910,000   Huntsman ICI Holdings sr. disc. notes
                     zero %, 2009                                                                                218,400
.........................................................................................................................
           330,000   IMC Global, Inc. company guaranty
                     Ser. B, 11 1/4s, 2011                                                                       355,486
.........................................................................................................................
           410,000   IMC Global, Inc. company guaranty
                     Ser. B, 10 7/8s, 2008                                                                       439,877
.........................................................................................................................
         1,290,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                     1,322,250
.........................................................................................................................
            60,000   Kaiser Aluminum & Chemical Corp. sr.
                     notes Ser. B, 10 7/8s, 2006 (In default) (NON)                                               47,400
.........................................................................................................................
         1,520,000   Kaiser Aluminum & Chemical Corp. sr.
                     sub. notes 12 3/4s, 2003 (In default) (NON)                                                 288,800
.........................................................................................................................
         1,040,000   LTV Corp. company guaranty 11 3/4s,
                     2009 (In default) (NON)                                                                       5,200
.........................................................................................................................
           170,000   Lyondell Chemical Co. bonds
                     11 1/8s, 2012                                                                               168,725
.........................................................................................................................
         1,850,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                              1,757,500
.........................................................................................................................
           225,000   Lyondell Chemical Co. sr. sub. notes
                     10 7/8s, 2009                                                                               194,625
.........................................................................................................................
           190,000   Messer Griesheim Holdings AG sr.
                     notes 10 3/8s, 2011 (Germany)                                                               205,429
.........................................................................................................................
           320,000   Millenium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                       329,600
.........................................................................................................................
           210,000   Millenium America, Inc. company
                     guaranty 7s, 2006                                                                           197,593
.........................................................................................................................
           340,000   Millenium America, Inc. 144A sr.
                     notes 9 1/4s, 2008                                                                          343,366
.........................................................................................................................
           380,000   Nortek, Inc. sr. notes Ser. B,
                     8 7/8s, 2008                                                                                380,950
.........................................................................................................................
            80,000   Nortek, Inc. sr. sub. notes Ser. B,
                     9 7/8s, 2011                                                                                 80,400
.........................................................................................................................
           290,000   Nortek, Inc. 144A sr. notes Ser. B,
                     9 1/8s, 2007                                                                                295,075
.........................................................................................................................
           400,000   Noveon, Inc. company guaranty Ser. B,
                     11s, 2011                                                                                   429,500
.........................................................................................................................
           890,000   OM Group, Inc. company guaranty
                     9 1/4s, 2011                                                                                921,150
.........................................................................................................................
           240,000   Oregon Steel Mills 1st mtge. 11s, 2003                                                      239,400
.........................................................................................................................
           298,000   P&L Coal Holdings Corp. company
                     guaranty Ser. B, 9 5/8s, 2008                                                               315,880
.........................................................................................................................
           880,000   Pacifica Papers, Inc. sr. notes 10s,
                     2009 (Canada)                                                                               940,500
.........................................................................................................................
           510,295   PCI Chemicals Canada sec. sr. notes
                     10s, 2008 (Canada)                                                                          357,207
.........................................................................................................................
           440,000   Phelps Dodge Corp. sr. notes
                     8 3/4s, 2011                                                                                451,074
.........................................................................................................................
           170,098   Pioneer Companies, Inc. sec. notes
                     FRN 5.355s, 2006                                                                            117,368
.........................................................................................................................
           250,000   Polymer Group, Inc. company guaranty
                     Ser. B, 9s, 2007 (In default) (NON)                                                          50,000
.........................................................................................................................
            60,000   Polymer Group, Inc. company guaranty
                     Ser. B, 8 3/4s, 2008 (In default) (NON)                                                      12,000
.........................................................................................................................
           700,000   Potlatch Corp. company guaranty
                     10s, 2011                                                                                   763,000
.........................................................................................................................
         1,040,000   Premium Standard Farms, Inc. sr.
                     notes 9 1/4s, 2011                                                                          998,400
.........................................................................................................................
           550,000   Riverwood International Corp. bank
                     term loan FRN Ser. C, 4.51s, 2007
                     (acquired 4/24/02, cost $555,653) (RES)                                                     552,235
.........................................................................................................................
         1,890,000   Riverwood International Corp. company
                     guaranty 10 7/8s, 2008                                                                    1,970,325
.........................................................................................................................
           740,000   Royster-Clark, Inc. 1st mtge.
                     10 1/4s, 2009                                                                               518,000
.........................................................................................................................
           250,000   Silgan Holdings, Inc. bank term loan
                     FRN, Ser. B, 3.874s, 2007 (acquired
                     6/25/02, $250,000) (RES)                                                                    251,094
.........................................................................................................................
           660,000   Steel Dynamics, Inc. 144A sr. notes
                     9 1/2s, 2009                                                                                699,600
.........................................................................................................................
           410,000   Sterling Chemicals Holdings sr. disc.
                     notes 13 1/2s, 2008 (In default) (NON)                                                        2,050
.........................................................................................................................
           470,000   Sterling Chemicals, Inc. company
                     guaranty Ser. B, 12 3/8s, 2006 (In default) (NON)                                           437,100
.........................................................................................................................
           696,290   Stone Container Corp. bank term loan
                     FRN Ser. F, 5 1/8s, 2005 (acquired
                     10/19/01, cost $691,068) (RES)                                                              696,508
.........................................................................................................................
           710,000   Stone Container Corp. sr. notes
                     9 3/4s, 2011                                                                                757,925
.........................................................................................................................
           300,000   Stone Container Corp. sr. notes
                     9 1/4s, 2008                                                                                313,500
.........................................................................................................................
           280,000   Stone Container Corp. 144A company
                     guaranty 11 1/2s, 2006 (Canada)                                                             296,800
.........................................................................................................................
           510,000   Stone Container Corp. 144A sr. notes
                     8 3/8s, 2012                                                                                513,188
.........................................................................................................................
           930,000   Tembec Industries, Inc. company
                     guaranty 8 5/8s, 2009 (Canada)                                                              948,600
.........................................................................................................................
            50,000   Texas Petrochemical Corp. sr. sub.
                     notes 11 1/8s, 2006                                                                          42,000
.........................................................................................................................
           170,000   Texas Petrochemical Corp. sr. sub.
                     notes Ser. B, 11 1/8s, 2006                                                                 132,600
.........................................................................................................................
           710,000   United States Steel, LLC 144A company
                     guaranty 10 3/4s, 2008                                                                      734,850
.........................................................................................................................
           450,000   WCI Steel, Inc. sr. notes Ser. B,
                     10s, 2004                                                                                   243,000
.........................................................................................................................
            70,000   Weirton Steel Corp 144A sr. notes
                     10 3/4s, 2005 (In default) (NON)                                                             33,600
.........................................................................................................................
           820,000   Wheeling-Pittsburgh Steel Corp. sr.
                     notes 9 1/4s, 2007 (In default) (NON)                                                        16,400
.........................................................................................................................
           360,000   WHX Corp. sr. notes 10 1/2s, 2005                                                           273,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,964,044
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.3%)
.........................................................................................................................
           220,000   Atrium Companies, Inc. company
                     guaranty Ser. B, 10 1/2s, 2009                                                              224,400
.........................................................................................................................
           290,000   Building Materials Corp. company
                     guaranty 8s, 2008                                                                           237,800
.........................................................................................................................
           790,000   Dayton Superior Corp. company
                     guaranty 13s, 2009                                                                          797,900
.........................................................................................................................
           790,000   Morrison Knudsen Corp. 144A sr. notes
                     11s, 2010 (In default) (NON)                                                                165,900
.........................................................................................................................
           770,000   Owens Corning bonds 7 1/2s, 2018
                     (In default) (NON)                                                                          292,600
.........................................................................................................................
           250,000   Owens Corning notes 7 1/2s, 2005
                     (In default) (NON)                                                                           95,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,813,600
------------------------------------------------------------------------------------------------------------------------
Capital Goods (4.3%)
.........................................................................................................................
           590,000   AEP Industries, Inc. sr. sub. notes
                     9 7/8s, 2007                                                                                587,050
.........................................................................................................................
           498,750   Alliant Techsystems, Inc. bank term
                     loan FRN Ser. C, 4 1/8s, 2009
                     (acquired 5/7/02, cost $498,750) (RES)                                                      504,049
.........................................................................................................................
            37,543   Allied Waste Industries, Inc. bank
                     term loan FRN Ser. C, 4.931s, 2007
                     (acquired 2/27/02, cost $37,074) (RES)                                                       37,184
.........................................................................................................................
           712,167   Allied Waste Industries, Inc. bank
                     term loan FRN Ser. B, 4.664s, 2006
                     (acquired various dates 10/22/01 to
                     2/27/02, cost $699,926) (RES)                                                               705,360
.........................................................................................................................
         3,590,000   Allied Waste Industries, Inc. company
                     guaranty Ser. B, 10s, 2009                                                                3,527,175
.........................................................................................................................
           270,000   Amkor Technologies, Inc. sr. notes
                     9 1/4s, 2006                                                                                221,400
.........................................................................................................................
           330,000   Amkor Technologies, Inc. Structured
                     Notes (issued by STEERS Credit Linked
                     Trust 2000) 12.58s, 2005                                                                    237,600
.........................................................................................................................
           570,000   Applied Extrusion Technologies, Inc.
                     company guaranty Ser. B, 10 3/4s, 2011                                                      513,000
.........................................................................................................................
           540,000   Argo-Tech Corp. company guaranty
                     Ser. D, 8 5/8s, 2007                                                                        491,400
.........................................................................................................................
           810,000   Argo-Tech Corp. 144A company
                     guaranty 8 5/8s, 2007                                                                       737,100
.........................................................................................................................
            90,000   BE Aerospace, Inc. sr. sub. notes
                     9 1/2s, 2008                                                                                 86,850
.........................................................................................................................
         1,280,000   BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8s, 2008                                                                          1,177,600
.........................................................................................................................
           950,000   Blount, Inc. company guaranty 13s, 2009                                                     646,000
.........................................................................................................................
           520,000   Briggs & Stratton company guaranty
                     8 7/8s, 2011                                                                                545,532
.........................................................................................................................
         1,070,000   Browning-Ferris Industries, Inc. deb.
                     7.4s, 2035                                                                                  791,800
.........................................................................................................................
           510,000   Browning-Ferris Industries, Inc. sr.
                     notes 6 3/8s, 2008                                                                          442,425
.........................................................................................................................
            30,000   Case Corp. notes 7 1/4s, 2016                                                                23,400
.........................................................................................................................
           820,000   Decrane Aircraft Holdings Co.
                     company guaranty Ser. B, 12s, 2008                                                          752,350
.........................................................................................................................
           710,000   Earle M. Jorgensen Co. 144A sec.
                     notes 9 3/4s, 2012                                                                          710,000
.........................................................................................................................
           500,000   Flowserve Corp. bank term loan FRN
                     Ser. C, 4.804s, 2009 (acquired
                     4/30/02, cost $500,000) (RES)                                                               504,844
.........................................................................................................................
           616,000   Flowserve Corp. company guaranty
                     12 1/4s, 2010                                                                               693,000
.........................................................................................................................
           680,000   Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                    516,800
.........................................................................................................................
           470,000   High Voltage Engineering Corp. sr.
                     notes 10 3/4s, 2004                                                                         169,200
.........................................................................................................................
           300,000   IESI Corp. 144A sr. sub. notes
                     10 1/4s, 2012                                                                               300,000
.........................................................................................................................
           410,000   Insilco Holding Co. sr. disc. notes
                     stepped-coupon zero % (14s, 8/15/03),
                     2008 (STP)                                                                                   20,500
.........................................................................................................................
           450,000   Jackson Products, Inc. company
                     guaranty Ser. B, 9 1/2s, 2005                                                               301,500
.........................................................................................................................
           400,000   JLG Industries, Inc. 144A sr. sub.
                     notes 8 3/8s, 2012                                                                          398,000
.........................................................................................................................
           140,000   Jordan Industries, Inc. sr. notes
                     Ser. D, 10 3/8s, 2007                                                                        98,000
.........................................................................................................................
           170,000   Joy Global, Inc. company guaranty
                     Ser. B, 8 3/4s, 2012                                                                        174,250
.........................................................................................................................
           400,000   L-3 Communications Corp. company
                     guaranty Ser. B, 8s, 2008                                                                   404,000
.........................................................................................................................
           320,000   L-3 Communications Corp. sr. sub.
                     notes 8 1/2s, 2008                                                                          328,000
.........................................................................................................................
           440,000   L-3 Communications Corp. sr. sub.
                     notes Ser. B, 10 3/8s, 2007                                                                 464,332
.........................................................................................................................
           250,000   L-3 Communications Corp. 144A
                     Structured Notes (issued by Credit
                     and Repackaged Securities) 8 1/2s,
                     2006 (Cayman Islands)                                                                       265,313
.........................................................................................................................
           170,000   Laidlaw, Inc. deb. 8 3/4s, 2025
                     (Canada) (In default) (NON)                                                                 105,400
.........................................................................................................................
           110,000   Laidlaw, Inc. deb. 8 1/4s, 2023 (Canada)
                     (In default) (NON)                                                                           70,400
.........................................................................................................................
           580,000   Laidlaw, Inc. notes 7.65s, 2006
                     (Canada) (In default) (NON)                                                                 368,300
.........................................................................................................................
           250,000   Michigan Electric Transmission
                     Co./Michigan Electric Transmission,
                     Inc. bank term loan FRN Ser. B,
                     4.35s, 2007 (acquired 4/22/02,
                     cost $250,000) (RES)                                                                        251,875
.........................................................................................................................
           370,000   Moog, Inc. sr. sub. notes Ser. B,
                     10s, 2006                                                                                   377,400
.........................................................................................................................
           950,000   Motors and Gears, Inc. sr. notes
                     Ser. D, 10 3/4s, 2006                                                                       893,000
.........................................................................................................................
           200,000   Mueller Industries, Inc. bank term
                     loan FRN Ser. E, 4.599s, 2008
                     (acquired 6/21/02, cost $200,000) (RES)                                                     200,813
.........................................................................................................................
           830,000   Owens-Brockway Glass 144A sec.
                     notes 8 7/8s, 2009                                                                          830,000
.........................................................................................................................
           700,000   Owens-Illinois, Inc. debs. 7.8s, 2018                                                       577,500
.........................................................................................................................
           300,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                   279,000
.........................................................................................................................
           350,000   Pliant Corp. company guaranty 13s, 2010                                                     365,750
.........................................................................................................................
           200,000   Pliant Corp. sr. sub. notes 13s, 2010                                                       209,000
.........................................................................................................................
           590,000   Roller Bearing Company of America
                     company guaranty Ser. B, 9 5/8s, 2007                                                       564,925
.........................................................................................................................
           940,000   Tekni-Plex, Inc. company guaranty
                     Ser. B, 12 3/4s, 2010                                                                       972,900
.........................................................................................................................
           140,000   Terex Corp. company guaranty
                     8 7/8s, 2008                                                                                142,100
.........................................................................................................................
           300,000   Terex Corp. company guaranty Ser. B,
                     10 3/8s, 2011                                                                               322,500
.........................................................................................................................
           230,000   Terex Corp. company guaranty Ser. D,
                     8 7/8s, 2008                                                                                230,000
.........................................................................................................................
           200,000   Trimas Corp. bank term loan FRN
                     Ser. B, 6 1/2s, 2009 (acquired
                     6/5/02, cost $200,000) (RES)                                                                201,750
.........................................................................................................................
           340,000   Trimas Corp. 144A sr. sub. notes
                     9 7/8s, 2012                                                                                343,400
.........................................................................................................................
           223,389   United Defense Industries, Inc. bank
                     term loan FRN Ser. B, 4.637s, 2009
                     (acquired 10/19/01, cost $223,389) (RES)                                                    223,877
.........................................................................................................................
           100,000   Waste Management, Inc. sr. notes
                     7 3/8s, 2010                                                                                104,118
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,009,022
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.3%)
.........................................................................................................................
           207,900   Coinmach Corp. bank term loan FRN
                     Ser. B, 4.981s, 2009 (acquired
                     1/31/02, cost $207,640) (RES)                                                               209,524
.........................................................................................................................
         1,210,000   Coinmach Corp. 144A sr. notes 9s, 2010                                                    1,210,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,419,524
------------------------------------------------------------------------------------------------------------------------
Communication Services (3.2%)
.........................................................................................................................
           960,000   360Networks, Inc. sr. notes 13s, 2008
                     (Canada) (In default) (NON)                                                                   9,600
.........................................................................................................................
           710,000   Airgate PCS, Inc. sr. sub. notes
                     stepped-coupon zero % (13 1/2s,
                     10/1/04), 2009 (STP)                                                                        142,000
.........................................................................................................................
           560,000   Alamosa Delaware, Inc. company
                     guaranty 13 5/8s, 2011                                                                      168,000
.........................................................................................................................
           250,000   Alamosa Delaware, Inc. company
                     guaranty 12 1/2s, 2011                                                                       70,000
.........................................................................................................................
         1,204,000   Alamosa PCS Holdings, Inc. company
                     guaranty stepped-coupon zero %
                     (12 7/8s, 2/15/05), 2010 (STP)                                                              156,520
.........................................................................................................................
            20,817   American Cellular Corp. bank term
                     loan FRN Ser. B, 5.02s, 2008
                     (acquired 2/29/00, cost $20,816) (RES)                                                       15,009
.........................................................................................................................
           960,000   American Cellular Corp. company
                     guaranty 9 1/2s, 2009                                                                       153,600
.........................................................................................................................
         1,530,000   American Tower Corp. sr. notes
                     9 3/8s, 2009                                                                                841,500
.........................................................................................................................
           340,000   Arch Communications, Inc. sr. notes
                     13 3/4s, 2008 (In default) (NON)                                                              1,700
.........................................................................................................................
             3,000   Arch Wireless Holdings, Inc. sec.
                     notes 10s, 2007                                                                               2,490
.........................................................................................................................
             2,000   Arch Wireless Holdings, Inc. sub.
                     notes 12s, 2009                                                                               1,660
.........................................................................................................................
           490,000   Asia Global Crossing, Ltd. sr. notes
                     13 3/8s, 2010 (Bermuda) (In default) (NON)                                                  117,600
.........................................................................................................................
           410,000   Birch Telecommunications, Inc. sr.
                     notes 14s, 2008 (In default) (NON)                                                            4,100
.........................................................................................................................
           101,916   Call-Net Enterprises, Inc. company
                     guaranty 10 5/8s, 2008 (Canada)                                                              33,632
.........................................................................................................................
           396,433   Colo.com, Inc. 144A sr. notes
                     13 7/8s, 2010 (In default) (NON)                                                              7,929
.........................................................................................................................
           750,000   Crown Castle International Corp. sr.
                     disc. notes stepped-coupon zero %
                     (10 3/8s, 5/15/04), 2011 (STP)                                                              337,500
.........................................................................................................................
           110,000   Crown Castle International Corp. sr.
                     notes 10 3/4s, 2011                                                                          71,500
.........................................................................................................................
           760,000   Crown Castle International Corp. sr.
                     notes 9 3/8s, 2011                                                                          478,800
.........................................................................................................................
         1,940,000   Cybernet Internet Services
                     International, Inc. 144A sr. disc.
                     notes stepped-coupon zero %
                     (13s, 8/15/04), 2009 (Denmark) (STP)                                                            194
.........................................................................................................................
           840,000   Dobson/Sygnet Communications, Inc.
                     sr. notes 12 1/4s, 2008                                                                     520,800
.........................................................................................................................
           580,000   Econophone, Inc. company guaranty
                     13 1/2s, 2007 (In default) (NON)                                                                580
.........................................................................................................................
           750,000   Equinix, Inc. sr. notes 13s, 2007                                                           112,500
.........................................................................................................................
           280,000   Esprit Telecom Group PLC sr. notes
                     11 1/2s, 2007 (United Kingdom)
                     (In default) (NON)                                                                              700
.........................................................................................................................
         1,250,000   Firstworld Communication Corp. sr.
                     disc. notes stepped-coupon zero %
                     (13s, 4/15/03), 2008 (In default) (NON) (STP)                                               125,000
.........................................................................................................................
           520,000   FLAG, Ltd. 144A sr. notes 8 1/4s,
                     2008 (Bermuda) (In default) (NON)                                                            26,000
.........................................................................................................................
            80,000   Global Crossing Holdings, Ltd.
                     company guaranty 9 5/8s, 2008
                     (Bermuda) (In default) (NON)                                                                    600
.........................................................................................................................
           130,000   Global Crossing Holdings, Ltd.
                     company guaranty 9 1/2s, 2009
                     (Bermuda) (In default) (NON)                                                                    975
.........................................................................................................................
         1,900,000   Global Crossing Holdings, Ltd.
                     company guaranty 9 1/8s, 2006
                     (Bermuda) (In default) (NON)                                                                 14,250
.........................................................................................................................
         1,310,000   Globix Corp. sr. notes 12 1/2s, 2010
                     (In default) (NON)                                                                          229,250
.........................................................................................................................
           140,000   Horizon PCS, Inc. 144A sr. notes
                     13 3/4s, 2011                                                                                46,200
.........................................................................................................................
         1,000,000   Hughes Electronics bank term loan FRN
                     Ser. L, 5.38s, 2002 (acquired
                     3/15/02, cost $1,000,000) (RES)                                                           1,002,188
.........................................................................................................................
           140,000   Hyperion Telecommunications Corp.,
                     Inc. sr. disc. notes Ser. B, zero %,
                     2003 (In default) (NON)                                                                         350
.........................................................................................................................
         1,100,000   Hyperion Telecommunications Corp.,
                     Inc. sr. sub. notes 12s, 2007 (In default) (NON)                                              2,750
.........................................................................................................................
            60,000   Intermedia Communications, Inc. sr.
                     notes Ser. B, 8.6s, 2008                                                                     19,200
.........................................................................................................................
           790,000   iPCS, Inc. sr. disc. notes stepped-coupon
                     zero % (14s, 7/15/05), 2010 (STP)                                                           118,500
.........................................................................................................................
           680,000   IWO Holdings, Inc. company guaranty
                     14s, 2011                                                                                   261,800
.........................................................................................................................
           900,000   Leap Wireless International, Inc.
                     company guaranty 12 1/2s, 2010                                                              108,000
.........................................................................................................................
           466,000   Level 3 Communications, Inc. sr.
                     disc. notes stepped-coupon zero %
                     (10 1/2s, 12/1/03), 2008 (STP)                                                               83,880
.........................................................................................................................
         1,230,000   McCaw International, Ltd. sr. disc.
                     notes 13s, 2007 (In default) (NON)                                                           12,300
.........................................................................................................................
           190,000   Metrocall, Inc. sr. sub. notes 11s,
                     2008 (In default) (NON)                                                                       1,900
.........................................................................................................................
           150,000   Metrocall, Inc. sr. sub. notes
                     10 3/8s, 2007 (In default) (NON)                                                                375
.........................................................................................................................
           160,000   Metrocall, Inc. sr. sub. notes
                     9 3/4s, 2007 (In default) (NON)                                                               1,200
.........................................................................................................................
           330,000   Metromedia Fiber Network, Inc. sr.
                     notes 10s, 2009 (In default) (NON)                                                            3,300
.........................................................................................................................
           640,000   Metromedia Fiber Network, Inc. sr.
                     notes Ser. B, 10s, 2008 (In default) (NON)                                                    6,400
.........................................................................................................................
           790,000   Microcell Telecommunications sr.
                     disc. notes Ser. B, 14s, 2006 (Canada)                                                       79,000
.........................................................................................................................
           370,000   Millicom International Cellular SA
                     sr. disc. notes 13 1/2s, 2006
                     (Luxembourg)                                                                                129,500
.........................................................................................................................
           640,000   Nextel Communications, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (9 3/4s, 10/31/02), 2007 (STP)                                                              320,000
.........................................................................................................................
           900,000   Nextel Communications, Inc. sr. notes
                     12s, 2008                                                                                   495,000
.........................................................................................................................
         1,810,000   Nextel Communications, Inc. sr. notes
                     9 1/2s, 2011                                                                                905,000
.........................................................................................................................
         2,230,000   Nextel Communications, Inc. sr. notes
                     9 3/8s, 2009                                                                              1,131,725
.........................................................................................................................
           300,000   Nextel Partners, Inc. sr. notes
                     12 1/2s, 2009                                                                               126,000
.........................................................................................................................
           660,000   Nextel Partners, Inc. sr. notes 11s, 2010                                                   264,000
.........................................................................................................................
            90,000   Nextel Partners, Inc. sr. notes 11s, 2010                                                    34,200
.........................................................................................................................
           220,000   NorthEast Optic Network, Inc. sr.
                     notes 12 3/4s, 2008 (In default) (NON)                                                       27,500
.........................................................................................................................
           500,000   Orbital Imaging Corp. sr. notes
                     Ser. B, 11 5/8s, 2005 (In default) (NON)                                                     55,000
.........................................................................................................................
            60,000   Orbital Imaging Corp. sr. notes
                     Ser. D, 11 5/8s, 2005 (In default) (NON)                                                      6,600
.........................................................................................................................
           440,000   PanAmSat Corp. bank term loan FRN
                     Ser. B, 5.34s, 2009 (acquired
                     2/21/02, cost $439,450) (RES)                                                               440,825
.........................................................................................................................
           690,000   PanAmSat Corp. 144A sr. notes
                     8 1/2s, 2012                                                                                640,134
.........................................................................................................................
         1,075,000   Price Communications Wireless, Inc.
                     144A sr. notes 9 1/8s, 2006                                                               1,119,344
.........................................................................................................................
           150,000   PSINet, Inc. sr. notes 11 1/2s, 2008
                     (In default) (NON)                                                                           14,625
.........................................................................................................................
           110,000   PSINet, Inc. sr. notes Ser. B, 10s,
                     2005 (In default) (NON)                                                                      10,725
.........................................................................................................................
           100,000   Qwest Capital Funding, Inc. company
                     guaranty 7.9s, 2010                                                                          55,500
.........................................................................................................................
           500,000   Qwest Capital Funding, Inc. company
                     guaranty 7 3/4s, 2006                                                                       305,000
.........................................................................................................................
           760,000   Qwest Capital Funding, Inc. company
                     guaranty 7s, 2009                                                                           414,200
.........................................................................................................................
           170,000   Qwest Capital Funding, Inc. company
                     guaranty 6 3/8s, 2008                                                                        91,800
.........................................................................................................................
           390,000   Qwest Communications International,
                     Inc. sr. notes Ser. B, 7 1/2s, 2008                                                         232,050
.........................................................................................................................
           440,000   Qwest Communications International,
                     Inc. sr. notes Ser. B, 7 1/4s, 2008                                                         259,600
.........................................................................................................................
           330,000   Qwest Corp. 144A notes 8 7/8s, 2012                                                         391,600
.........................................................................................................................
            90,000   Rhythms Netconnections, Inc. sr.
                     notes Ser. B, 14s, 2010 (In default) (NON)                                                    4,950
.........................................................................................................................
           500,000   Rogers Cablesystems, Ltd. sr. notes
                     Ser. B, 10s, 2005 (Canada)                                                                  532,500
.........................................................................................................................
           570,000   Rogers Cablesystems, Ltd. sr. sub.
                     notes 8.8s, 2007 (Canada)                                                                   359,100
.........................................................................................................................
           290,000   Rogers Wireless, Inc. sec. notes
                     9 5/8s, 2011 (Canada)                                                                       191,400
.........................................................................................................................
           500,000   RSL Communications PLC company
                     guaranty stepped-coupon zero %
                     (10 1/8s, 3/1/03), 2008 (Bermuda)
                     (In default) (NON) (STP)                                                                      7,500
.........................................................................................................................
           427,000   RSL Communications, Ltd. company
                     guaranty 12 1/4s, 2006 (Bermuda)
                     (In default) (NON)                                                                            8,540
.........................................................................................................................
           557,904   Rural Cellular Corp. bank term loan
                     FRN Ser. C, 5.4s, 2009 (acquired
                     4/23/01, cost $543,399) (RES)                                                               481,890
.........................................................................................................................
           300,000   Rural Cellular Corp. sr. sub. notes
                     Ser. B, 9 5/8s, 2008                                                                        135,000
.........................................................................................................................
           550,000   SBA Communications Corp. sr. notes
                     10 1/4s, 2009                                                                               316,250
.........................................................................................................................
           850,000   Spectrasite Holdings, Inc. sr. disc.
                     notes stepped-coupon zero % (11 1/8s,
                     4/15/04), 2009 (STP)                                                                        216,750
.........................................................................................................................
           830,000   Startec Global Communications Corp.
                     sr. notes 12s, 2008 (In default) (NON)                                                       16,600
.........................................................................................................................
           250,000   Tele1 Europe B.V. sr. notes 13s, 2009
                     (Netherlands)                                                                                32,500
.........................................................................................................................
           122,000   Telecorp PCS, Inc. company guaranty
                     10 5/8s, 2010                                                                               120,720
.........................................................................................................................
           360,000   Telehub Communications Corp. company
                     guaranty stepped-coupon zero %
                     (13 7/8s, 7/31/02), 2005 (In default) (NON) (STP)                                                 1
.........................................................................................................................
           520,000   Time Warner Telecom, Inc. sr. notes
                     9 3/4s, 2008                                                                                244,400
.........................................................................................................................
           158,000   Tritel PCS, Inc. company guaranty
                     10 3/8s, 2011                                                                               143,780
.........................................................................................................................
            50,000   Triton PCS, Inc. company guaranty
                     9 3/8s, 2011                                                                                 32,000
.........................................................................................................................
           700,000   Triton PCS, Inc. company guaranty
                     8 3/4s, 2011                                                                                427,000
.........................................................................................................................
            80,000   Triton PCS, Inc. company guaranty
                     zero %, 2008                                                                                 48,000
.........................................................................................................................
           450,000   TSI Telecommunication Services, Inc.
                     144A sr. sub. notes 12 3/4s, 2009                                                           432,000
.........................................................................................................................
           340,000   U S West, Inc. notes 5 5/8s, 2008                                                           246,412
.........................................................................................................................
         1,420,000   UbiquiTel Operating Co. company
                     guaranty stepped-coupon zero % (14s,
                     4/15/05), 2010 (STP)                                                                        213,000
.........................................................................................................................
           785,000   US UnWired, Inc. company guaranty
                     stepped-coupon Ser. B, zero %
                     (13 3/8s, 11/1/04), 2009 (STP)                                                              188,400
.........................................................................................................................
           140,000   US West Capital Funding, Inc. company
                     guaranty 6 7/8s, 2028                                                                        67,900
.........................................................................................................................
           790,000   WebLink Wireless, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (11 1/4s, 2/1/03), 2008 (STP)                                                                 1,975
.........................................................................................................................
           750,000   Western Wireless Corp. bank term loan
                     FRN Ser. B, 4.745s, 2008 (acquired
                     4/24/00, cost $750,000) (RES)                                                               535,500
.........................................................................................................................
           190,000   Williams Communications Group, Inc.
                     sr. notes 11.7s, 2008 (In default) (NON)                                                     16,150
.........................................................................................................................
           180,000   Williams Communications Group, Inc.
                     sr. notes 10.7s, 2007 (In default) (NON)                                                     13,950
.........................................................................................................................
         3,296,000   WinStar Communications, Inc. sr.
                     disc. notes stepped-coupon zero %
                     (14 3/4s, 4/15/05), 2010 (In default) (NON) (STP)                                               330
.........................................................................................................................
           850,000   WinStar Communications, Inc. sr.
                     notes 12 3/4s, 2010 (In default) (NON)                                                           85
.........................................................................................................................
            90,000   WinStar Communications, Inc. sr.
                     notes 12 1/2s, 2008 (In default) (NON)                                                            9
.........................................................................................................................
           775,000   World Access, Inc. sr. notes Ser. B,
                     13 1/4s, 2008 (In default) (NON)                                                             27,125
.........................................................................................................................
           220,000   WorldCom, Inc.-WorldCom Group notes
                     8 1/4s, 2010 (In default) (NON)                                                              35,200
.........................................................................................................................
           580,000   WorldCom, Inc. notes 7 3/4s, 2007
                     (In default) (NON)                                                                           92,800
.........................................................................................................................
           330,000   WorldCom, Inc.-WorldCom Group notes
                     7 1/2s, 2011 (In default) (NON)                                                              52,800
.........................................................................................................................
           480,000   WorldCom, Inc. sr. notes 6.4s, 2005
                     (In default) (NON)                                                                           76,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,180,577
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.3%)
.........................................................................................................................
         1,960,000   Tyco International Group SA company
                     guaranty 6 3/8s, 2006 (Luxembourg)                                                        1,558,200
------------------------------------------------------------------------------------------------------------------------
Consumer (0.5%)
.........................................................................................................................
          $472,974   Derby Cycle Corp. (The) sr. notes
                     10s, 2008 (In default) (NON)                                                                  9,459
.........................................................................................................................
EUR      1,316,586   Derby Cycle Corp. (The) sr. notes
                     9 3/8s, 2008 (In default) (NON)                                                              13,294
.........................................................................................................................
          $470,000   Icon Health & Fitness 144A sr. sub.
                     notes 11 1/4s, 2012                                                                         462,950
.........................................................................................................................
           970,000   Jostens, Inc. sr. sub. notes 12 3/4s,
                     2010                                                                                      1,076,700
.........................................................................................................................
         1,500,000   Samsonite Corp. sr. sub. notes
                     10 3/4s, 2008                                                                             1,200,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,762,403
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (8.6%)
.........................................................................................................................
           880,000   Acme Television company guaranty
                     10 7/8s, 2004                                                                               888,800
.........................................................................................................................
           178,252   Adams Outdoor Advertising bank term
                     loan FRN Ser. B, 5.475s, 2008
                     (acquired 8/1/01, cost $178,029) (RES)                                                      179,441
.........................................................................................................................
            40,000   Adelphia Communications Corp. notes
                     Ser. B, 9 7/8s, 2005 (In default) (NON)                                                      15,800
.........................................................................................................................
           220,000   Adelphia Communications Corp. sr.
                     notes 10 7/8s, 2010 (In default) (NON)                                                       85,800
.........................................................................................................................
           570,000   Adelphia Communications Corp. sr.
                     notes 10 1/4s, 2011 (In default) (NON)                                                      233,700
.........................................................................................................................
           150,000   Adelphia Communications Corp. sr.
                     notes 10 1/4s, 2006 (In default) (NON)                                                       58,500
.........................................................................................................................
            10,000   Adelphia Communications Corp. sr.
                     notes 9 3/8s, 2009 (In default) (NON)                                                         4,000
.........................................................................................................................
           330,000   Adelphia Communications Corp. sr.
                     notes Ser. B, 9 7/8s, 2007 (In default) (NON)                                               130,350
.........................................................................................................................
           110,000   Adelphia Communications Corp. sr.
                     notes Ser. B, 8 3/8s, 2008 (In default) (NON)                                                42,900
.........................................................................................................................
         1,060,000   Adelphia Communications Corp. sr.
                     notes Ser. B, 7 3/4s, 2009 (In default) (NON)                                               418,700
.........................................................................................................................
         1,340,000   Affinity Group Holdings sr. notes
                     11s, 2007                                                                                 1,313,200
.........................................................................................................................
           910,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 1/2s, 2011                                                                          900,900
.........................................................................................................................
           320,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 1/2s, 2009                                                                          316,800
.........................................................................................................................
           460,000   AMF Bowling Worldwide bank term loan
                     FRN Ser. B, 6 1/2s, 2008 (acquired
                     3/1/02, cost $458,850) (RES)                                                                461,150
.........................................................................................................................
           960,000   Archibald Candy Corp. company
                     guaranty 10 1/4s, 2004 (In default) (NON)                                                   528,000
.........................................................................................................................
           370,000   Armkel, LLC/Armkel Finance sr. sub.
                     notes 9 1/2s, 2009                                                                          385,725
.........................................................................................................................
           230,000   Aurora Foods, Inc. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                        144,900
.........................................................................................................................
           700,000   Aurora Foods, Inc. 144A sr. sub.
                     notes Ser. D, 9 7/8s, 2007                                                                  441,000
.........................................................................................................................
            10,795   Australis Media, Ltd. sr. disc. notes
                     15 3/4s, 2003 (Australia)
                     (In default) (NON) (PIK)                                                                          1
.........................................................................................................................
           590,000   Benedek Communications Corp. sr.
                     disc. notes 13 1/4s, 2006 (In default) (NON)                                                591,475
.........................................................................................................................
           190,000   British Sky Broadcasting PLC company
                     guaranty 8.2s, 2009 (United Kingdom)                                                        187,262
.........................................................................................................................
         1,500,000   British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                    1,379,805
.........................................................................................................................
           900,000   Century Cable Holdings bank term loan
                     FRN 6 3/4s, 2009 (acquired various
                     dates 6/5/02 to 6/11/02, cost
                     $748,625) (RES)                                                                             666,643
.........................................................................................................................
         1,440,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                         1,396,800
.........................................................................................................................
           490,000   Charter Communications Holdings, LLC
                     bank term loan FRN Ser. B, 4.69s,
                     2008 (acquired 10/22/01, cost
                     $478,975) (RES)                                                                             441,000
.........................................................................................................................
           800,000   Charter Communications Holdings, LLC
                     sr. notes 11 1/8s, 2011                                                                     552,000
.........................................................................................................................
           360,000   Charter Communications Holdings, LLC
                     sr. notes 10 3/4s, 2009                                                                     248,400
.........................................................................................................................
           290,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. disc. notes
                     stepped-coupon zero % (12 1/8s,
                     1/15/07), 2012 (STP)                                                                         92,800
.........................................................................................................................
         1,480,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. disc. notes
                     stepped-coupon zero % (11 3/4s,
                     5/15/06), 2011 (STP)                                                                        518,000
.........................................................................................................................
            30,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. disc. notes
                     stepped-coupon zero % (13 1/2s,
                     1/15/06), 2011 (STP)                                                                         11,250
.........................................................................................................................
           270,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 10s, 2011                                                       180,900
.........................................................................................................................
           500,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 10s, 2009                                                       337,500
.........................................................................................................................
           340,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 9 5/8s, 2009                                                    226,100
.........................................................................................................................
           100,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 8 5/8s, 2009                                                     67,000
.........................................................................................................................
           720,000   Cinemark USA, Inc. sr. sub. notes
                     Ser. B, 9 5/8s, 2008                                                                        716,400
.........................................................................................................................
           140,000   Constellation Brands, Inc. company
                     guaranty 8 1/2s, 2009                                                                       144,200
.........................................................................................................................
           550,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                   563,750
.........................................................................................................................
           750,000   Constellation Brands, Inc. sr. sub.
                     notes Ser. B, 8 1/8s, 2012                                                                  776,250
.........................................................................................................................
           510,000   Cott Beverages USA, Inc. company
                     guaranty 8s, 2011                                                                           515,100
.........................................................................................................................
           100,000   CSC Holdings, Inc. deb. 7 5/8s, 2018                                                         71,613
.........................................................................................................................
           230,000   CSC Holdings, Inc. sr. notes Ser. B,
                     7 5/8s, 2011                                                                                181,185
.........................................................................................................................
           290,000   CSC Holdings, Inc. sr. sub. deb.
                     10 1/2s, 2016                                                                               217,500
.........................................................................................................................
           260,000   Cumulus Media, Inc. bank term loan
                     FRN Ser. B, 4 7/8s, 2007 (acquired
                     3/20/02, cost $260,000) (RES)                                                               262,015
.........................................................................................................................
           200,000   Del Monte Corp. company guaranty
                     Ser. B, 9 1/4s, 2011                                                                        206,000
.........................................................................................................................
         2,840,000   Diamond Cable Communications PLC sr.
                     disc. notes 10 3/4s, 2007 (United Kingdom)
                     (In default) (NON)                                                                          710,000
.........................................................................................................................
           210,000   Diamond Cable Communications PLC sr.
                     disc. notes 13 1/4s, 2004 (United Kingdom)
                     (In default) (NON)                                                                           58,800
.........................................................................................................................
           990,000   Diamond Cable Communications PLC sr.
                     disc. notes 11 3/4s, 2005 (United Kingdom)
                     (In default) (NON)                                                                          247,500
.........................................................................................................................
         1,656,000   Diva Systems Corp. sr. disc. notes
                     stepped-coupon Ser. B, zero %
                     (12 5/8s, 3/1/03), 2008 (STP)                                                               211,140
.........................................................................................................................
           750,000   Doane Pet Care Co. sr. sub. deb.
                     9 3/4s, 2007                                                                                660,000
.........................................................................................................................
           310,000   Domino's, Inc. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                       334,413
.........................................................................................................................
           305,000   Eagle Family Foods company guaranty
                     Ser. B, 8 3/4s, 2008                                                                        234,850
.........................................................................................................................
         2,910,000   Echostar Broadband Corp. sr. notes
                     10 3/8s, 2007                                                                             2,764,500
.........................................................................................................................
         1,260,000   Echostar DBS Corp. sr. notes
                     9 3/8s, 2009                                                                              1,146,600
.........................................................................................................................
         1,020,000   Echostar DBS Corp. 144A sr. notes
                     9 1/8s, 2009                                                                                948,600
.........................................................................................................................
           400,000   Emmis Communications Corp. bank term
                     loan FRN Ser. C, 4 3/8s, 2009
                     (acquired 6/20/02, cost $399,500) (RES)                                                     401,833
.........................................................................................................................
           120,000   Emmis Communications Corp. company
                     guaranty Ser. B, 8 1/8s, 2009                                                               119,400
.........................................................................................................................
           279,000   Emmis Communications Corp. sr. disc.
                     notes stepped-coupon zero % (12 1/2s,
                     3/15/06), 2011 (STP)                                                                        206,460
.........................................................................................................................
           500,000   Fleming Companies, Inc. bank term
                     loan FRN 4 1/8s, 2008 (acquired
                     6/18/02, cost $501,875) (RES)                                                               499,688
.........................................................................................................................
           710,000   Fleming Companies, Inc. company
                     guaranty 10 1/8s, 2008                                                                      725,975
.........................................................................................................................
            10,000   Fleming Companies, Inc. company
                     guaranty Ser. D, 10 5/8s, 2007                                                               10,050
.........................................................................................................................
           410,000   Fleming Companies, Inc. sr. notes
                     9 1/4s, 2010                                                                                407,438
.........................................................................................................................
            50,000   Fleming Companies, Inc. 144A sr. sub.
                     notes 9 7/8s, 2012                                                                           48,000
.........................................................................................................................
           170,000   Fox/Liberty Networks, LLC sr. disc.
                     notes stepped-coupon zero % (9 3/4s,
                     8/15/02), 2007 (STP)                                                                        172,125
.........................................................................................................................
           710,000   Fox/Liberty Networks, LLC sr. notes
                     8 7/8s, 2007                                                                                724,200
.........................................................................................................................
           170,000   French Fragrances, Inc. company
                     guaranty Ser. D, 10 3/8s, 2007                                                              158,100
.........................................................................................................................
           140,000   French Fragrances, Inc. sr. notes
                     Ser. B, 10 3/8s, 2007                                                                       126,000
.........................................................................................................................
            10,000   Granite Broadcasting Corp. sr. sub.
                     notes 10 3/8s, 2005                                                                           9,700
.........................................................................................................................
           970,000   Granite Broadcasting Corp. sr. sub.
                     notes 9 3/8s, 2005                                                                          892,400
.........................................................................................................................
           130,000   Granite Broadcasting Corp. sr. sub.
                     notes 8 7/8s, 2008                                                                          117,000
.........................................................................................................................
           230,000   Great Atlantic & Pacific Tea Co.
                     notes 7 3/4s, 2007                                                                          213,900
.........................................................................................................................
           220,000   Insight Communications Company, Inc.
                     sr. disc. notes stepped-coupon zero %
                     (12 1/4s, 2/15/06), 2011 (STP)                                                               88,000
.........................................................................................................................
           140,000   Insight Midwest LP/Insight Capital,
                     Inc. bank term loan FRN 5.063s, 2009
                     (acquired 11/05/01, cost $139,738) (RES)                                                    137,225
.........................................................................................................................
           930,000   International Cabletel, Inc. sr.
                     disc. notes 11 1/2s, 2006 (In default) (NON)                                                269,700
.........................................................................................................................
            30,000   Iron Age Holdings Corp. sr. disc.
                     notes stepped-coupon zero %
                     (12 1/8s, 5/1/03), 2009 (STP)                                                                 2,063
.........................................................................................................................
            55,000   Knology Holdings, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (11 7/8s, 10/15/02), 2007 (STP)                                                              20,900
.........................................................................................................................
           230,000   LIN Holdings Corp. sr. disc. notes
                     stepped-coupon zero % (10s, 3/1/03),
                     2008 (STP)                                                                                  216,200
.........................................................................................................................
           110,000   LIN Holdings Corp. sr. disc. notes
                     stepped-coupon zero %
                     (10s, 3/1/03), 2008 (STP)                                                                   103,400
.........................................................................................................................
           350,000   LIN Television Corp. company guaranty
                     8 3/8s, 2008                                                                                348,688
.........................................................................................................................
           300,000   MGM Studios bank term loan FRN
                     Ser. B, 4.81s, 2008 (acquired
                     6/10/02, cost $300,000) (RES)                                                               301,406
.........................................................................................................................
           299,250   National Dairy bank term loan FRN
                     Ser. B, 4.397s, 2009 (acquired
                     4/30/02, cost $299,250) (RES)                                                               300,621
.........................................................................................................................
           915,000   North Atlantic Trading Co. company
                     guaranty Ser. B, 11s, 2004                                                                  905,850
.........................................................................................................................
           440,000   Olympus Cable bank term loan FRN
                     Ser. B, 6.75s, 2010 (acquired
                     6/20/02, cost $383,900) (RES)                                                               368,754
.........................................................................................................................
           360,000   ONO Finance PLC sr. notes 14s, 2011
                     (United Kingdom)                                                                            129,600
.........................................................................................................................
           170,000   ONO Finance PLC sr. notes 13s, 2009
                     (United Kingdom)                                                                             54,400
.........................................................................................................................
           575,000   Outsourcing Solutions, Inc. sr. sub.
                     notes Ser. B, 11s, 2006                                                                     488,750
.........................................................................................................................
            60,000   Pegasus Communications Corp. sr.
                     notes Ser. B, 9 3/4s, 2006                                                                   31,800
.........................................................................................................................
           360,000   Pegasus Satellite sr. notes 12 3/8s, 2006                                                   190,800
.........................................................................................................................
           200,000   Playtex Products, Inc. bank term loan
                     FRN Ser. C, 4.09s, 2009 (acquired
                     5/8/01, cost $200,000) (RES)                                                                201,250
.........................................................................................................................
           490,000   Playtex Products, Inc. company
                     guaranty 9 3/8s, 2011                                                                       519,400
.........................................................................................................................
           580,000   Premier International Foods PLC sr.
                     notes 12s, 2009 (United Kingdom)                                                            635,100
.........................................................................................................................
         1,660,000   Premier Parks, Inc. sr. notes 9 3/4s, 2007                                                1,697,350
.........................................................................................................................
         1,710,656   Quorum Broadcast Holdings, LLC notes
                     stepped-coupon zero % (15s, 5/15/06),
                     2009 (STP)                                                                                  966,127
.........................................................................................................................
           790,000   RAB Enterprises, Inc. company
                     guaranty 10 1/2s, 2005                                                                      474,000
.........................................................................................................................
           330,000   RCN Corp. sr. disc. notes
                     stepped-coupon Ser. B, zero % (9.8s,
                     2/15/03), 2008 (STP)                                                                         62,700
.........................................................................................................................
           620,000   Regal Cinemas, Inc. 144A sr. sub.
                     notes 9 3/8s, 2012                                                                          644,800
.........................................................................................................................
           240,000   Revlon Consumer Products sr. notes
                     9s, 2006                                                                                    168,000
.........................................................................................................................
           230,000   Revlon Consumer Products sr. notes
                     8 1/8s, 2006                                                                                161,000
.........................................................................................................................
           340,000   Revlon Consumer Products sr. sub.
                     notes 8 5/8s, 2008                                                                          153,000
.........................................................................................................................
           410,000   Rite Aid Corp. notes 7 1/8s, 2007                                                           287,000
.........................................................................................................................
           500,000   Roundy's, Inc. bank term loan FRN
                     Ser. B, 4.454s, 2009 (acquired
                     6/3/02, cost $500,000) (RES)                                                                501,563
.........................................................................................................................
           490,000   Sbarro, Inc. company guaranty 11s, 2009                                                     497,350
.........................................................................................................................
           410,000   Scotts Co. (The) company guaranty
                     8 5/8s, 2009                                                                                418,200
.........................................................................................................................
           670,000   Silver Cinemas, Inc. sr. sub. notes
                     10 1/2s, 2005 (In default) (NON)                                                                 67
.........................................................................................................................
           168,000   Sinclair Broadcast Group, Inc. bank
                     term loan FRN Ser. B, 5.84s, 2009
                     (acquired 10/23/01, cost $164,955) (RES)                                                    168,714
.........................................................................................................................
           910,000   Sinclair Broadcast Group, Inc.
                     company guaranty 9s, 2007                                                                   920,238
.........................................................................................................................
           260,000   Sinclair Broadcast Group, Inc.
                     company guaranty 8 3/4s, 2011                                                               261,300
.........................................................................................................................
            50,000   Sinclair Broadcast Group, Inc. sr.
                     sub. notes 8 3/4s, 2007                                                                      50,563
.........................................................................................................................
           150,000   Six Flags, Inc. sr. notes 9 1/2s, 2009                                                      153,000
.........................................................................................................................
           570,000   Six Flags, Inc. sr. notes 8 7/8s, 2010                                                      570,000
.........................................................................................................................
           300,000   Smithfield Foods, Inc. sr. notes
                     Ser. B, 8s, 2009                                                                            302,250
.........................................................................................................................
           850,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                   790,500
.........................................................................................................................
           621,443   Suiza Foods Corp. bank term loan FRN
                     Ser. B, 4.3s, 2008 (acquired
                     12/10/01, cost $625,585) (RES)                                                              624,064
.........................................................................................................................
         1,170,000   TeleWest Communications PLC deb. 11s,
                     2007 (United Kingdom)                                                                       473,850
.........................................................................................................................
           220,000   TeleWest Communications PLC deb.
                     9 5/8s, 2006 (United Kingdom)                                                                88,000
.........................................................................................................................
           220,000   TeleWest Communications PLC
                     Structured Notes (issued by DLJ
                     International Capital) 10 7/8s, 2005
                     (United Kingdom)                                                                             92,950
.........................................................................................................................
            80,000   Tricon Global Restaurants, Inc. sr.
                     notes 8 7/8s, 2011                                                                           84,800
.........................................................................................................................
           920,000   Tricon Global Restaurants, Inc. sr.
                     notes 7.65s, 2008                                                                           933,800
.........................................................................................................................
           510,000   Tricon Global Restaurants, Inc. sr.
                     notes 7.45s, 2005                                                                           517,650
.........................................................................................................................
         1,110,000   United Pan-Europe NV sr. disc. notes
                     12 1/2s, 2009 (Netherlands)                                                                 119,325
.........................................................................................................................
         2,100,000   United Pan-Europe NV sr. disc. notes
                     stepped-coupon zero % (13 3/4s,
                     2/1/05), 2010 (Netherlands) (STP)                                                           225,750
.........................................................................................................................
           260,000   United Rentals (North America), Inc.
                     company guaranty Ser. B, 10 3/4s, 2008                                                      276,900
.........................................................................................................................
           770,000   Vlasic Foods International, Inc. sr.
                     sub. notes Ser. B, 10 1/4s, 2009
                     (In default) (NON)                                                                          165,550
.........................................................................................................................
         1,320,000   XM Satellite Radio Holdings, Inc.
                     sec. notes 14s, 2010                                                                        567,600
.........................................................................................................................
         1,410,000   Young Broadcasting, Inc. company
                     guaranty 10s, 2011                                                                        1,269,000
.........................................................................................................................
           140,000   Young Broadcasting, Inc. company
                     guaranty Ser. B, 8 3/4s, 2007                                                               126,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              49,376,155
------------------------------------------------------------------------------------------------------------------------
Energy (3.3%)
.........................................................................................................................
           620,000   Belco Oil & Gas Corp. sr. sub. notes
                     Ser. B, 8 7/8s, 2007                                                                        638,600
.........................................................................................................................
           570,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                575,700
.........................................................................................................................
           340,000   Chesapeake Energy Corp. company
                     guaranty 8 3/8s, 2008                                                                       338,300
.........................................................................................................................
         1,090,000   Chesapeake Energy Corp. company
                     guaranty 8 1/8s, 2011                                                                     1,062,750
.........................................................................................................................
           370,000   Comstock Resources, Inc. company
                     guaranty 11 1/4s, 2007                                                                      382,950
.........................................................................................................................
           410,000   Comstock Resources, Inc. 144A sr.
                     notes 11 1/4s, 2007                                                                         414,100
.........................................................................................................................
           120,000   Denbury Resources, Inc. company
                     guaranty Ser. B, 9s, 2008                                                                   118,800
.........................................................................................................................
           690,000   Dresser, Inc. company guaranty
                     9 3/8s, 2011                                                                                703,800
.........................................................................................................................
           390,000   El Paso Energy Partners L.P. company
                     guaranty Ser. B, 8 1/2s, 2011                                                               386,100
.........................................................................................................................
           360,000   Encore Acquisition Co. 144A sr. sub.
                     notes 8 3/8s, 2012                                                                          360,000
.........................................................................................................................
           260,000   Forest Oil Corp. sr. notes 8s, 2011                                                         260,000
.........................................................................................................................
           340,000   Forest Oil Corp. sr. notes 8s, 2008                                                         341,700
.........................................................................................................................
           380,000   Forest Oil Corp. 144A sr. notes
                     7 3/4s, 2014                                                                                369,550
.........................................................................................................................
           330,000   Key Energy Services, Inc. company
                     guaranty Ser. C, 8 3/8s, 2008                                                               339,900
.........................................................................................................................
           500,000   Leviathan Gas Corp. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                       522,500
.........................................................................................................................
           230,000   Magnum Hunter Resources, Inc. 144A
                     sr. notes 9.6s, 2012                                                                        235,750
.........................................................................................................................
           430,000   Mission Resources Corp. company
                     guaranty Ser. C, 10 7/8s, 2007                                                              382,700
.........................................................................................................................
           620,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                620,000
.........................................................................................................................
           180,000   Nuevo Energy Co. sr. sub. notes
                     Ser. B, 9 1/2s, 2008                                                                        181,800
.........................................................................................................................
         1,000,000   Ocean Energy, Inc. company guaranty
                     Ser. B, 8 3/8s, 2008                                                                      1,057,720
.........................................................................................................................
           480,000   Parker Drilling Co. company guaranty
                     Ser. AI, 10 1/8s, 2009                                                                      492,000
.........................................................................................................................
           100,000   Parker Drilling Co. 144A company
                     guaranty 10 1/8s, 2009                                                                      102,500
.........................................................................................................................
         1,120,000   Petronas Capital, Ltd. 144A company
                     guaranty 7s, 2012 (Malaysia)                                                              1,138,256
.........................................................................................................................
         1,580,000   Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                     1,769,600
.........................................................................................................................
           520,000   Plans Exploration & Production Co.
                     144A sr. sub. notes 8 3/4s, 2012                                                            511,555
.........................................................................................................................
           525,000   Pogo Producing Co. sr. sub. notes
                     Ser. B, 8 1/4s, 2011                                                                        525,000
.........................................................................................................................
           700,000   Pride Petroleum Services, Inc. sr.
                     notes 9 3/8s, 2007                                                                          729,750
.........................................................................................................................
           280,000   Seven Seas Petroleum, Inc. sr. notes
                     Ser. B, 12 1/2s, 2005                                                                       162,400
.........................................................................................................................
           190,000   Stone Energy Corp. company guaranty
                     8 3/4s, 2007                                                                                195,225
.........................................................................................................................
           650,000   Stone Energy Corp. sr. sub. notes
                     8 1/4s, 2011                                                                                654,875
.........................................................................................................................
           290,000   Swift Energy Co. sr. sub. notes
                     10 1/4s, 2009                                                                               275,500
.........................................................................................................................
           430,000   Swift Energy Co. sr. sub. notes
                     9 3/8s, 2012                                                                                408,500
.........................................................................................................................
           560,000   Trico Marine Services, Inc. 144A sr.
                     notes 8 7/8s, 2012                                                                          554,400
.........................................................................................................................
           780,000   Vintage Petroleum, Inc. sr. sub.
                     notes 9 3/4s, 2009                                                                          756,600
.........................................................................................................................
           340,000   Vintage Petroleum, Inc. 144A sr.
                     notes 8 1/4s, 2012                                                                          334,050
.........................................................................................................................
           380,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                       387,600
.........................................................................................................................
           200,000   XCL, Ltd. 144A company guaranty
                     13 1/2s, 2004 (In default) (NON)                                                             60,250
.........................................................................................................................
           360,000   XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                     365,400
.........................................................................................................................
           280,000   XTO Energy, Inc. 144A sr. sub. notes
                     Ser. B, 8 3/4s, 2009                                                                        293,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,009,481
------------------------------------------------------------------------------------------------------------------------
Financial (2.4%)
.........................................................................................................................
         1,240,000   Advanta Corp. 144A company guaranty
                     Ser. B, 8.99s, 2026                                                                         756,400
.........................................................................................................................
           496,875   American Seafood Group, LLC bank term
                     loan FRN Ser. B, 5.09s, 2009
                     (acquired 4/11/02, cost $496,378) (RES)                                                     499,152
.........................................................................................................................
           640,000   AMRESCO, Inc. sr. sub. notes
                     Ser. 97-A, 10s, 2004 (In default) (NON)                                                     128,000
.........................................................................................................................
           110,000   Chevy Chase Savings Bank, Inc. sub.
                     deb. 9 1/4s, 2008                                                                           111,100
.........................................................................................................................
           315,000   Chevy Chase Savings Bank, Inc. sub.
                     deb. 9 1/4s, 2005                                                                           315,788
.........................................................................................................................
           525,000   Colonial Capital II 144A company
                     guaranty 8.92s, 2027                                                                        473,833
.........................................................................................................................
           100,000   Comdisco, Inc. notes 7 1/4s, 2001
                     (In default) (DEF)(NON)                                                                      85,250
.........................................................................................................................
            70,000   Comdisco, Inc. notes 6 3/8s, 2001
                     (In default) (DEF)(NON)                                                                      58,363
.........................................................................................................................
           210,000   Comdisco, Inc. notes 5.95s, 2002
                     (In default) (DEF)(NON)                                                                     175,875
.........................................................................................................................
           160,000   Conseco Finance Trust III, Inc. bonds
                     8.796s, 2027                                                                                 28,800
.........................................................................................................................
           370,000   Conseco, Inc. 144A company guaranty
                     10 3/4s, 2009                                                                               181,300
.........................................................................................................................
           120,000   Crescent Real Estate Equities LP
                     notes 7 1/2s, 2007                                                                          117,600
.........................................................................................................................
           960,000   Crescent Real Estate Equities LP 144A
                     sr. notes 9 1/4s, 2009                                                                      993,231
.........................................................................................................................
            65,000   Dime Capital Trust I bank guaranty
                     Ser. A, 9.33s, 2027                                                                          70,883
.........................................................................................................................
         2,244,000   Finova Group, Inc. notes 7 1/2s, 2009                                                       718,080
.........................................................................................................................
         1,070,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                                                    1,132,937
.........................................................................................................................
           300,000   Hilb, Rogal & Hamilton Co. bank term
                     loan FRN Ser. B, 4.625s, 2007
                     (acquired 6/20/02, cost $300,000) (RES)                                                     301,875
.........................................................................................................................
           268,000   Imperial Credit Industries, Inc. sec.
                     notes 12s, 2005                                                                              29,480
.........................................................................................................................
           630,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008                                                                                630,000
.........................................................................................................................
           370,000   Nationwide Credit, Inc. sr. notes
                     Ser. A, 10 1/4s, 2008 (In default) (NON)                                                    105,450
.........................................................................................................................
           100,000   North Fork Capital Trust I company
                     guaranty 8.7s, 2026                                                                          96,845
.........................................................................................................................
         9,949,501   Nykredit mtge. 6s, 2032 (Denmark)                                                         1,282,684
.........................................................................................................................
           130,000   Ocwen Capital Trust I company
                     guaranty 10 7/8s, 2027                                                                      105,300
.........................................................................................................................
           370,000   Ocwen Federal Bank sub. deb. 12s, 2005                                                      370,000
.........................................................................................................................
            85,000   Ocwen Financial Corp. notes
                     11 7/8s, 2003                                                                                84,575
.........................................................................................................................
           120,000   Peoples Heritage Capital Trust
                     company guaranty Ser. B, 9.06s, 2027                                                        122,239
.........................................................................................................................
           365,000   Provident Capital Trust company
                     guaranty 8.6s, 2026                                                                         322,423
.........................................................................................................................
           814,000   Reliance Group Holdings, Inc. sr.
                     notes 9s, 2000 (In default) (DEF)(NON)                                                       89,540
.........................................................................................................................
           680,000   Resource America, Inc. 144A sr. notes
                     12s, 2004                                                                                   697,000
.........................................................................................................................
         1,880,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                             2,068,000
.........................................................................................................................
           540,000   Superior Financial Corp. 144A sr.
                     notes 8.65s, 2003                                                                           551,998
.........................................................................................................................
           450,000   Veridian Corp. bank term loan FRN
                     Ser. B, 5.09s, 2006 (acquired various
                     dates 5/9/02 to 5/14/02, cost
                     $453,563) (RES)                                                                             450,900
.........................................................................................................................
           220,000   Webster Capital Trust I 144A bonds
                     9.36s, 2027                                                                                 218,695
.........................................................................................................................
           490,000   Western Financial Bank sub. debs.
                     9 5/8s, 2012                                                                                485,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,858,696
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (3.8%)
.........................................................................................................................
           420,000   Aladdin Gaming Holdings, LLC sr.
                     disc. notes stepped-coupon Ser. B,
                     zero % (13 1/2s, 3/1/03), 2010
                     (In default) (NON) (STP)                                                                     12,600
.........................................................................................................................
           300,000   Ameristar Casinos, Inc. company
                     guaranty 10 3/4s, 2009                                                                      320,250
.........................................................................................................................
           570,000   Argosy Gaming Co. company guaranty
                     10 3/4s, 2009                                                                               614,175
.........................................................................................................................
           160,000   Argosy Gaming Co. sr. sub. notes 9s, 2011                                                   164,000
.........................................................................................................................
           620,000   Autotote Corp. company guaranty
                     Ser. B, 12 1/2s, 2010                                                                       694,400
.........................................................................................................................
           500,000   Borgata Resorts bank term loan FRN
                     Ser. B, 5.898s, 2007 (acquired
                     6/5/02, cost $498,750) (RES)                                                                501,250
.........................................................................................................................
           200,000   Boyd Gaming Corp. bank term loan FRN
                     Ser. B, 5.5s, 2008 (acquired 6/5/02,
                     cost $200,000) (RES)                                                                        200,500
.........................................................................................................................
           110,000   Boyd Gaming Corp. sr. sub. notes
                     9 1/2s, 2007                                                                                111,238
.........................................................................................................................
           670,000   Boyd Gaming Corp. 144A sr. sub. notes
                     8 3/4s, 2012                                                                                670,000
.........................................................................................................................
           270,000   Chumash Casino & Resort Enterprise
                     144A sr. notes 9s, 2010                                                                     272,700
.........................................................................................................................
           258,062   Fitzgeralds Gaming Corp. company
                     guaranty Ser. B, 12 1/4s, 2004 (In default) (NON)                                            90,644
.........................................................................................................................
           630,000   Harrah's Operating Company, Inc.
                     company guaranty 7 1/2s, 2009                                                               656,158
.........................................................................................................................
           580,000   Herbst Gaming, Inc. sec. notes
                     Ser. B, 10 3/4s, 2008                                                                       609,000
.........................................................................................................................
           930,000   Hollywood Casino Corp. company
                     guaranty 11 1/4s, 2007                                                                    1,002,075
.........................................................................................................................
            70,000   Hollywood Park, Inc. company guaranty
                     Ser. B, 9 1/4s, 2007                                                                         65,800
.........................................................................................................................
           790,000   Horseshoe Gaming Holdings company
                     guaranty 8 5/8s, 2009                                                                       801,850
.........................................................................................................................
           630,000   International Game Technology sr.
                     notes 8 3/8s, 2009                                                                          663,075
.........................................................................................................................
         1,420,000   International Game Technology sr.
                     notes 7 7/8s, 2004                                                                        1,462,600
.........................................................................................................................
           299,250   Isle of Capri Casinos, Inc. bank term
                     loan FRN Ser. B, 4.385s, 2008
                     (acquired 4/22/02, cost $299,250) (RES)                                                     300,684
.........................................................................................................................
         1,080,000   Majestic Investor Holdings/Majestic
                     Investor Capital Corp. 144A company
                     guaranty 11.653s, 2007                                                                    1,026,000
.........................................................................................................................
            70,000   Mandalay Resort Group sr. notes
                     9 1/2s, 2008                                                                                 74,900
.........................................................................................................................
            60,000   Mandalay Resort Group sr. sub. notes
                     9 3/8s, 2010                                                                                 62,400
.........................................................................................................................
         1,090,000   Mandalay Resort Group sr. sub. notes
                     Ser. B, 10 1/4s, 2007                                                                     1,163,575
.........................................................................................................................
         1,680,000   MGM Mirage, Inc. company guaranty
                     8 1/2s, 2010                                                                              1,732,214
.........................................................................................................................
           350,000   Mikohn Gaming Corp. company guaranty
                     Ser. B, 11 7/8s, 2008                                                                       322,000
.........................................................................................................................
           440,000   Mirage Resorts, Inc. notes 6 3/4s, 2008                                                     423,337
.........................................................................................................................
           140,000   Mohegan Tribal Gaming Authority sr.
                     notes 8 1/8s, 2006                                                                          142,800
.........................................................................................................................
           680,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/4s, 2009                                                                     703,800
.........................................................................................................................
           250,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/8s, 2011                                                                     255,625
.........................................................................................................................
           620,000   Mohegan Tribal Gaming Authority 144A
                     sr. sub. notes 8s, 2012                                                                     620,000
.........................................................................................................................
           780,000   Park Place Entertainment Corp. sr.
                     notes 7 1/2s, 2009                                                                          760,500
.........................................................................................................................
           830,000   Park Place Entertainment Corp. sr.
                     sub. notes 8 7/8s, 2008                                                                     854,900
.........................................................................................................................
           130,000   Penn National Gaming, Inc. company
                     guaranty Ser. B, 11 1/8s, 2008                                                              139,750
.........................................................................................................................
           750,000   Penn National Gaming, Inc. sr. sub.
                     notes 8 7/8s, 2010                                                                          738,750
.........................................................................................................................
           330,000   Resorts International Hotel and
                     Casino, Inc. 144A 1st mtge. 11 1/2s, 2009                                                   302,363
.........................................................................................................................
           640,000   Station Casinos, Inc. sr. notes
                     8 3/8s, 2008                                                                                654,400
.........................................................................................................................
            30,000   Station Casinos, Inc. sr. sub. notes
                     9 7/8s, 2010                                                                                 31,725
.........................................................................................................................
           180,000   Station Casinos, Inc. 144A sr. sub.
                     notes 9 3/4s, 2007                                                                          185,625
.........................................................................................................................
           360,000   Trump Atlantic City Associates
                     company guaranty 11 1/4s, 2006                                                              272,700
.........................................................................................................................
            40,000   Trump Atlantic City company guaranty
                     Ser. B, 11 1/4s, 2006                                                                        30,300
.........................................................................................................................
           180,000   Trump Castle Funding, Inc. sr. sub.
                     notes 11 3/4s, 2003                                                                         160,200
.........................................................................................................................
         1,360,000   Venetian Casino Resort, LLC 144A 2nd
                     mtge. 11s, 2010                                                                           1,373,600
.........................................................................................................................
           200,000   Venetian Casino, Inc. bank term loan
                     FRN 4.84s, 2008 (acquired 6/3/02,
                     cost $200,000) (RES)                                                                        202,417
.........................................................................................................................
            10,000   Venetian Casino, Inc. company
                     guaranty 12 1/4s, 2004                                                                       10,613
.........................................................................................................................
           280,000   Wheeling Island Gaming, Inc. company
                     guaranty 10 1/8s, 2009                                                                      288,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,745,893
------------------------------------------------------------------------------------------------------------------------
Health Care (4.1%)
.........................................................................................................................
           520,000   Accredo Health, Inc. bank term loan
                     FRN Ser. B, 4.59s, 2009 (acquired
                     3/20/02, cost $519,480) (RES)                                                               522,600
.........................................................................................................................
           300,000   Advanced Medical Optics bank term
                     loan FRN Ser. B, 5.11s, 2008
                     (acquired 6/17/02, cost $299,625) (RES)                                                     302,250
.........................................................................................................................
           720,000   ALARIS Medical Systems, Inc. sec.
                     notes Ser. B, 11 5/8s, 2006                                                                 799,200
.........................................................................................................................
           130,000   ALARIS Medical Systems, Inc. 144A
                     company guaranty 9 3/4s, 2006                                                               129,025
.........................................................................................................................
           470,000   ALARIS Medical, Inc. sr. disc. notes
                     stepped-coupon zero % (11 1/8s,
                     8/1/03), 2008 (STP)                                                                         394,800
.........................................................................................................................
         1,389,000   Alderwoods Group, Inc. company
                     guaranty 12 1/4s, 2009                                                                    1,395,945
.........................................................................................................................
            14,400   Alderwoods Group, Inc. company
                     guaranty 11s, 2007                                                                           14,472
.........................................................................................................................
           400,000   Alliance Imaging, Inc. sr. sub. notes
                     10 3/8s, 2011                                                                               430,500
.........................................................................................................................
           510,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                                525,300
.........................................................................................................................
           320,000   Bio-Rad Labs Corp. sr. sub. notes
                     11 5/8s, 2007                                                                               356,800
.........................................................................................................................
           770,000   Biovail Corp. sr. sub. notes 7 7/8s,
                     2010 (Canada)                                                                               749,194
.........................................................................................................................
           414,604   Concentra Operating Corp. bank term
                     loan FRN Ser. B, 5.915s, 2006
                     (acquired 1/15/02, cost $415,531) (RES)                                                     415,641
.........................................................................................................................
           207,302   Concentra Operating Corp. bank term
                     loan FRN Ser. C, 6.165s, 2007
                     (acquired 1/15/02, cost $207,754) (RES)                                                     207,769
.........................................................................................................................
           800,000   Conmed Corp. company guaranty
                     9s, 2008                                                                                    826,000
.........................................................................................................................
           398,153   DaVita, Inc. bank term loan FRN
                     Ser. B, 5.012s, 2009 (acquired
                     4/26/02, cost $397,655) (RES)                                                               398,837
.........................................................................................................................
           440,000   Extendicare Health Services, Inc.
                     144A sr. notes 9 1/2s, 2010                                                                 441,100
.........................................................................................................................
            33,800   Genesis Health Ventures, Inc. sec.
                     notes FRN 7.038s, 2007                                                                       33,462
.........................................................................................................................
           680,000   Hanger Orthopedic Group, Inc. company
                     guaranty 10 3/8s, 2009                                                                      712,300
.........................................................................................................................
            40,000   Hanger Orthopedic Group, Inc. sr.
                     sub. notes 11 1/4s, 2009                                                                     40,800
.........................................................................................................................
           280,000   HCA, Inc. deb. 7.19s, 2015                                                                  282,895
.........................................................................................................................
         1,880,000   HCA, Inc. notes 8 3/4s, 2010                                                              2,103,694
.........................................................................................................................
           210,000   HCA, Inc. notes 8.36s, 2024                                                                 223,152
.........................................................................................................................
           960,000   HCA, Inc. notes 7s, 2007                                                                    983,376
.........................................................................................................................
           790,000   Healthsouth Corp. sr. sub. notes
                     10 3/4s, 2008                                                                               857,150
.........................................................................................................................
           400,000   Insight Health Services Corp. company
                     guaranty Ser. B, 9 7/8s, 2011                                                               402,000
.........................................................................................................................
           680,000   Integrated Health Services, Inc. sr.
                     sub. notes Ser. A, 9 1/2s, 2007
                     (In default) (NON)                                                                               68
.........................................................................................................................
           430,000   Integrated Health Services, Inc. sr.
                     sub. notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                               43
.........................................................................................................................
           248,052   Kinetic Concepts, Inc. bank term loan
                     FRN Ser. C, 5.05s, 2005 (acquired
                     11/15/01, cost $248,362) (RES)                                                              247,432
.........................................................................................................................
           660,000   Kinetic Concepts, Inc. company
                     guaranty Ser. B, 9 5/8s, 2007                                                               656,700
.........................................................................................................................
         1,210,000   Magellan Health Services, Inc. sr.
                     sub. notes 9s, 2008                                                                         435,600
.........................................................................................................................
            30,000   Magellan Health Services, Inc. 144A
                     sr. notes 9 3/8s, 2007                                                                       23,100
.........................................................................................................................
         1,395,000   Mariner Post-Acute Network, Inc. sr.
                     sub. notes Ser. B, 9 1/2s, 2007
                     (In default) (NON)                                                                           17,438
.........................................................................................................................
           280,000   Mariner Post-Acute Network, Inc. sr.
                     sub. notes stepped-coupon Ser. B,
                     zero % (10 1/2s, 11/1/02), 2007
                     (In default) (NON) (STP)                                                                      2,100
.........................................................................................................................
           760,000   Mediq, Inc. company guaranty 11s,
                     2008 (In default) (NON)                                                                       7,600
.........................................................................................................................
           495,000   Mediq, Inc. deb. stepped-coupon
                     zero % (13s, 6/1/03), 2009
                     (In default) (NON) (STP)                                                                         50
.........................................................................................................................
         1,465,000   Multicare Companies, Inc. sr. sub.
                     notes 9s, 2007 (In default) (NON)                                                               147
.........................................................................................................................
           480,000   Omnicare, Inc. company guaranty
                     Ser. B, 8 1/8s, 2011                                                                        496,800
.........................................................................................................................
         1,150,000   PacifiCare Health Systems, Inc. 144A
                     sr. notes 10 3/4s, 2009                                                                   1,161,500
.........................................................................................................................
           399,000   Rotech Healthcare, Inc. bank term
                     loan FRN Ser. B, 4.85s, 2008
                     (acquired various dates 4/3/02 to
                     4/23/02, cost $402,375) (RES)                                                               402,658
.........................................................................................................................
           570,000   Rotech Healthcare, Inc. 144A sr. sub.
                     notes 9 1/2s, 2012                                                                          578,550
.........................................................................................................................
           260,000   Service Corp. International debs.
                     7 7/8s, 2013                                                                                235,625
.........................................................................................................................
            70,000   Service Corp. International notes
                     7.7s, 2009                                                                                   65,800
.........................................................................................................................
         1,240,000   Service Corp. International notes
                     6s, 2005                                                                                  1,125,300
.........................................................................................................................
           650,000   Stewart Enterprises, Inc. notes
                     10 3/4s, 2008                                                                               721,500
.........................................................................................................................
         1,500,000   Triad Hospitals Holdings company
                     guaranty Ser. B, 11s, 2009                                                                1,665,000
.........................................................................................................................
           991,818   Triad Hospitals, Inc. bank term loan
                     FRN Ser. B, 4.84s, 2008 (acquired
                     4/24/01, cost $990,826) (RES)                                                               999,753
.........................................................................................................................
           200,000   Triad Hospitals, Inc. company
                     guaranty Ser. B, 8 3/4s, 2009                                                               208,000
.........................................................................................................................
           500,000   Vanguard Health Systems, Inc. company
                     guaranty 9 3/4s, 2011                                                                       520,000
.........................................................................................................................
           620,000   Ventas Realty LP/Capital Corp. 144A
                     sr. notes 9s, 2012                                                                          632,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,751,426
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.0%)
.........................................................................................................................
           490,000   Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                       492,450
.........................................................................................................................
            70,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                     69,475
.........................................................................................................................
           560,000   D.R. Horton, Inc. sr. notes 7 7/8s,
                     2011                                                                                        546,000
.........................................................................................................................
           260,000   D.R. Horton, Inc. 144A sr. notes
                     8 1/2s, 2012                                                                                263,900
.........................................................................................................................
           320,000   Del Webb Corp. sr. sub. deb.
                     9 3/8s, 2009                                                                                337,600
.........................................................................................................................
           400,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 10 1/2s, 2007                                                              438,000
.........................................................................................................................
           120,000   K. Hovnanian Enterprises, Inc. 144A
                     sr. notes 8s, 2012                                                                          117,000
.........................................................................................................................
            40,000   K. Hovnanian Enterprises, Inc. 144A
                     sr. sub. notes 8 7/8s, 2012                                                                  39,400
.........................................................................................................................
           800,000   KB Home sr. sub. notes 9 1/2s, 2011                                                         824,000
.........................................................................................................................
           240,000   Lennar Corp. company guaranty Ser. B,
                     9.95s, 2010                                                                                 264,000
.........................................................................................................................
           440,000   Lennar Corp. sr. notes 7 5/8s, 2009                                                         455,400
.........................................................................................................................
            70,000   M.D.C. Holdings, Inc. sr. notes
                     8 3/8s, 2008                                                                                 71,050
.........................................................................................................................
           580,000   Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                   632,200
.........................................................................................................................
           110,000   Ryland Group, Inc. sr. sub. notes
                     8 1/4s, 2008                                                                                109,450
.........................................................................................................................
            40,000   Schuler Homes, Inc. company guaranty
                     9s, 2008                                                                                     40,800
.........................................................................................................................
           210,000   Standard Pacific Corp. sr. notes
                     9 1/2s, 2010                                                                                222,600
.........................................................................................................................
            90,000   Standard Pacific Corp. sr. notes
                     8 1/2s, 2009                                                                                 90,450
.........................................................................................................................
           400,000   Toll Corp. company guaranty 8 1/8s, 2009                                                    400,000
.........................................................................................................................
           140,000   Toll Corp. sr. sub. notes 8 1/4s, 2011                                                      140,000
.........................................................................................................................
           390,000   WCI Communities, Inc. company
                     guaranty 9 1/8s, 2012                                                                       386,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,939,875
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.3%)
.........................................................................................................................
           249,084   Sealy Mattress Co. bank term loan FRN
                     Ser. B, 3.938s, 2004 (acquired
                     12/17/01, cost $249,862) (RES)                                                              248,876
.........................................................................................................................
           249,153   Sealy Mattress Co. bank term loan FRN
                     Ser. C, 4.188s, 2005 (acquired
                     12/17/01, cost $249,931) (RES)                                                              248,945
.........................................................................................................................
           249,171   Sealy Mattress Co. bank term loan FRN
                     Ser. D, 4.438s, 2005 (acquired
                     12/17/01, cost $249,950) (RES)                                                              248,964
.........................................................................................................................
           790,000   Sealy Mattress Co. company guaranty
                     stepped-coupon Ser. B, zero %
                     (10 7/8s, 12/15/02), 2007 (STP)                                                             776,175
.........................................................................................................................
           430,000   Sealy Mattress Co. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                        434,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,957,260
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.4%)
.........................................................................................................................
         1,150,000   Felcor Lodging LP company guaranty
                     9 1/2s, 2008 (R)                                                                          1,155,750
.........................................................................................................................
           433,000   Felcor Lodging LP company guaranty
                     8 1/2s, 2008 (R)                                                                            422,175
.........................................................................................................................
         3,400,000   HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                      3,247,000
.........................................................................................................................
           580,000   ITT Corp. notes 6 3/4s, 2005                                                                570,395
.........................................................................................................................
           960,000   John Q. Hamons Hotels 144A
                     1st mtge. 8 7/8s, 2012                                                                      945,600
.........................................................................................................................
           320,000   Lodgian Financing Corp. company
                     guaranty 12 1/4s, 2009 (In default) (NON)                                                   176,000
.........................................................................................................................
           280,000   Meristar Hospitality Corp. company
                     guaranty 9 1/8s, 2011                                                                       271,600
.........................................................................................................................
           170,000   Meristar Hospitality Corp. company
                     guaranty 9s, 2008                                                                           164,900
.........................................................................................................................
           260,000   MeriStar Hospitality Operating
                     Partnership/MeriStar Hospitality
                     Finance Corp. 144A sr. notes
                     10 1/2s, 2009 (R)                                                                           263,900
.........................................................................................................................
           460,000   RFS Partnership LP company guaranty
                     9 3/4s, 2012                                                                                462,300
.........................................................................................................................
           430,000   Starwood Hotels & Resorts Worldwide,
                     Inc. 144A notes 7 7/8s, 2012                                                                425,081
.........................................................................................................................
           170,000   Travel Centers of America, Inc.
                     company guaranty 12 3/4s, 2009                                                              181,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,286,601
------------------------------------------------------------------------------------------------------------------------
Publishing (1.4%)
.........................................................................................................................
           270,000   Belo Corp. sr. notes 7 1/8s, 2007                                                           270,815
.........................................................................................................................
           380,000   Garden State Newspapers, Inc. sr.
                     sub. notes 8 5/8s, 2011                                                                     380,000
.........................................................................................................................
           280,000   Garden State Newspapers, Inc. sr.
                     sub. notes Ser. B, 8 3/4s, 2009                                                             280,000
.........................................................................................................................
           320,000   Hollinger International Publishing,
                     Inc. company guaranty 9 1/4s, 2007                                                          328,800
.........................................................................................................................
         1,520,085   Hollinger Participation Trust 144A
                     sr. notes 12 1/8s, 2010 (Canada) (PIK)                                                    1,428,880
.........................................................................................................................
           480,000   Key3media Group, Inc. company
                     guaranty 11 1/4s, 2011                                                                      216,000
.........................................................................................................................
           440,000   Mail-Well I Corp. 144A company
                     guaranty 9 5/8s, 2012                                                                       444,400
.........................................................................................................................
           570,000   Perry-Judd company guaranty 10 5/8s,
                     2007                                                                                        552,900
.........................................................................................................................
         1,190,000   PRIMEDIA, Inc. company guaranty
                     8 7/8s, 2011                                                                                880,600
.........................................................................................................................
           320,000   PRIMEDIA, Inc. company guaranty
                     7 5/8s, 2008                                                                                230,400
.........................................................................................................................
           680,000   PRIMEDIA, Inc. company guaranty
                     Ser. B, 8 1/2s, 2006                                                                        516,800
.........................................................................................................................
           340,000   Quebecor Media, Inc. sr. disc. notes
                     stepped-coupon zero % (13 3/4s,
                     7/15/06), 2011 (Canada) (STP)                                                               197,200
.........................................................................................................................
           390,000   Quebecor Media, Inc. sr. notes
                     11 1/8s, 2011 (Canada)                                                                      386,100
.........................................................................................................................
           400,000   Reader's Digest Association, Inc.
                     (The) bank term loan FRN Ser. B,
                     4.309s, 2008 (acquired 5/15/02, cost
                     $400,000) (RES)                                                                             401,667
.........................................................................................................................
           620,000   Vertis, Inc. 144A sr. notes 10 7/8s,
                     2009                                                                                        620,775
.........................................................................................................................
           650,000   Von Hoffman Press, Inc. 144A company
                     guaranty 10 1/4s, 2009                                                                      666,250
.........................................................................................................................
           189,817   Von Hoffman Press, Inc. 144A sr. sub.
                     notes 13 1/2s, 2009                                                                         161,344
.........................................................................................................................
           160,000   Von Hoffman Press, Inc. 144A sr. sub.
                     notes 10 3/8s, 2007                                                                         152,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,115,331
------------------------------------------------------------------------------------------------------------------------
Retail (0.8%)
.........................................................................................................................
           440,000   Amazon.com, Inc. sr. sub. notes
                     stepped-coupon zero %
                     (10s, 5/1/03), 2008 (STP)                                                                   400,400
.........................................................................................................................
           790,000   Autonation, Inc. company guaranty
                     9s, 2008                                                                                    809,750
.........................................................................................................................
           130,000   JC Penney Company, Inc. debs.
                     7.95s, 2017                                                                                 117,650
.........................................................................................................................
           400,000   JC Penney Company, Inc. debs.
                     7.4s, 2037                                                                                  386,000
.........................................................................................................................
           220,000   JC Penney Company, Inc. notes
                     7.6s, 2007                                                                                  215,600
.........................................................................................................................
           220,000   JC Penney Company, Inc. notes
                     7 3/8s, 2008                                                                                214,500
.........................................................................................................................
           280,000   JC Penney Company, Inc. notes
                     Ser. MTNA, 7.05s, 2005                                                                      273,000
.........................................................................................................................
           250,000   K mart Corp. debs. 7 3/4s, 2012
                     (In default) (NON)                                                                          100,000
.........................................................................................................................
           480,000   K mart Corp. 144A notes 9 7/8s, 2008
                     (In default) (NON)                                                                          192,000
.........................................................................................................................
            60,000   Mothers Work, Inc. sr. notes
                     12 5/8s, 2005                                                                                60,000
.........................................................................................................................
           350,000   NBTY, Inc. sr. sub. notes Ser. B,
                     8 5/8s, 2007                                                                                348,250
.........................................................................................................................
         1,420,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                  1,341,900
.........................................................................................................................
           381,176   Shoppers Drug Mart bank term loan
                     FRN Ser. F, 3.917s, 2009 (acquired
                     various dates 5/22/02 to 5/29/02,
                     cost $382,426) (RES)                                                                        382,606
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,841,656
------------------------------------------------------------------------------------------------------------------------
Technology (1.6%)
.........................................................................................................................
           342,000   CSG Systems International, Inc. bank
                     term loan FRN Ser. B, 5.129s, 2008
                     (acquired 3/4/02, cost $342,855) (RES)                                                      332,595
.........................................................................................................................
           650,000   Intira Corp. bonds stepped-coupon
                     zero % (13s, 2/1/05), 2010
                     (acquired 1/31/00, cost $346,392)
                     (In default) (NON) (RES) (STP)                                                                   65
.........................................................................................................................
           160,000   Iron Mountain, Inc. company guaranty
                     8 5/8s, 2013                                                                                161,600
.........................................................................................................................
           240,000   Iron Mountain, Inc. company guaranty
                     8 1/8s, 2008 (Canada)                                                                       240,600
.........................................................................................................................
         1,240,000   Iron Mountain, Inc. sr. sub. notes
                     8 1/4s, 2011                                                                              1,240,000
.........................................................................................................................
            60,000   Lucent Technologies, Inc. deb.
                     6 1/2s, 2028                                                                                 30,600
.........................................................................................................................
         2,170,000   Lucent Technologies, Inc. deb.
                     6.45s, 2029                                                                               1,106,700
.........................................................................................................................
         1,000,000   Micron Technology, Inc. notes
                     6 1/2s, 2005                                                                                900,000
.........................................................................................................................
           940,000   Nortel Networks Corp. notes 6 1/8s,
                     2006 (Canada)                                                                               582,800
.........................................................................................................................
           500,000   ON Semiconductor Corp. 144A
                     company guaranty 12s, 2008                                                                  435,000
.........................................................................................................................
           380,000   Polaroid Corp. sr. notes 11 1/2s,
                     2006 (In default) (NON)                                                                       4,750
.........................................................................................................................
           240,000   SCG Holding & Semiconductor Corp.
                     company guaranty 12s, 2009                                                                  157,200
.........................................................................................................................
           150,000   Seagate Technology Hdd Holdings bank
                     term loan FRN Ser. B, 3.938s, 2007
                     (acquired 5/9/02, cost $150,000) (RES)                                                      150,300
.........................................................................................................................
           560,000   Seagate Technology Hdd Holdings 144A
                     sr. notes 8s, 2009                                                                          560,000
.........................................................................................................................
         1,080,000   Sequa Corp. sr. notes 9s, 2009                                                            1,080,000
.........................................................................................................................
           160,000   Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                  159,200
.........................................................................................................................
           490,000   Telecommunications Techniques, Inc.
                     company guaranty 9 3/4s, 2008                                                                98,000
.........................................................................................................................
           134,346   Telex Communications Group, Inc. sr.
                     sub. notes zero %, 2006 (In default) (NON)                                                   73,890
.........................................................................................................................
           600,000   Titan Corp. (The) bank term loan FRN
                     Ser. B, 4.84s, 2009 (acquired 5/14/02
                     to 6/3/02, cost $600,750) (RES)                                                             602,794
.........................................................................................................................
           280,000   Unisys Corp. sr. notes 7 7/8s, 2008                                                         274,400
.........................................................................................................................
           160,000   Unisys Corp. sr. notes 7 1/4s, 2005                                                         156,000
.........................................................................................................................
            80,000   Xerox Corp. notes 5 1/2s, 2003                                                               68,800
.........................................................................................................................
           880,000   Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                     730,400
.........................................................................................................................
            40,000   Xerox Credit Corp. sr. notes 6.1s, 2003                                                      34,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,180,094
------------------------------------------------------------------------------------------------------------------------
Textiles (0.4%)
.........................................................................................................................
           490,000   Galey & Lord, Inc. company guaranty
                     9 1/8s, 2008 (In default) (NON)                                                              83,300
.........................................................................................................................
           620,000   Levi Strauss & Co. sr. notes 11 5/8s, 2008                                                  589,000
.........................................................................................................................
           380,000   Russell Corp. 144A sr. notes 9 1/4s, 2010                                                   390,450
.........................................................................................................................
           520,000   The William Carter Holdings Co.
                     company guaranty Ser. B, 10 7/8s, 2011                                                      566,800
.........................................................................................................................
           200,000   Tommy Hilfiger USA, Inc. company
                     guaranty 6 1/2s, 2003                                                                       200,000
.........................................................................................................................
         1,050,000   Westpoint Stevens, Inc. sr. notes
                     7 7/8s, 2005                                                                                703,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,533,050
------------------------------------------------------------------------------------------------------------------------
Transportation (1.3%)
.........................................................................................................................
            60,000   Air Canada Corp. sr. notes 10 1/4s,
                     2011 (Canada)                                                                                45,000
.........................................................................................................................
           860,000   Airbus Industries 144A notes Ser. D,
                     12.266s, 2020                                                                               663,473
.........................................................................................................................
           880,000   Calair, LLC/Calair Capital Corp.
                     company guaranty 8 1/8s, 2008                                                               739,200
.........................................................................................................................
           280,000   Continental Airlines, Inc.
                     pass-through certificates Ser. D,
                     7.568s, 2006                                                                                240,800
.........................................................................................................................
           350,000   Delta Air Lines, Inc. pass-through
                     certificates Ser. 00-1, Class C,
                     7.779s, 2005                                                                                355,338
.........................................................................................................................
           250,000   Delta Air Lines, Inc. pass-through
                     certificates Ser. C, 7.779s, 2012                                                           254,915
.........................................................................................................................
           200,000   Ingram Industries bank term loan
                     FRN Ser. B, 4.53s, 2008 (acquired
                     6/17/02, cost $200,000) (RES)                                                               200,500
.........................................................................................................................
           630,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                               680,400
.........................................................................................................................
           320,000   Kansas City Southern Railway Co. 144A
                     sr. notes 7 1/2s, 2009                                                                      320,000
.........................................................................................................................
           410,000   Navistar International Corp. company
                     guaranty Ser. B, 9 3/8s, 2006                                                               428,450
.........................................................................................................................
           580,000   Navistar International Corp. sr.
                     notes Ser. B, 8s, 2008                                                                      568,400
.........................................................................................................................
            90,000   Northwest Airlines, Inc. company
                     guaranty 8.52s, 2004                                                                         81,000
.........................................................................................................................
           500,000   Northwest Airlines, Inc. company
                     guaranty 7 5/8s, 2005                                                                       445,000
.........................................................................................................................
           550,000   Northwest Airlines, Inc. sr. notes
                     9 7/8s, 2007                                                                                489,500
.........................................................................................................................
           313,846   NWA Trust sr. notes Ser. A, 9 1/4s,
                     2012                                                                                        313,846
.........................................................................................................................
           700,000   RailAmerica Transportation company
                     guaranty 12 7/8s, 2010                                                                      770,000
.........................................................................................................................
           130,000   Transportation Manufacturing
                     Operations, Inc. company guaranty
                     11 1/4s, 2009                                                                               100,100
.........................................................................................................................
         1,120,000   US Air, Inc. pass-through
                     certificates Ser. 93A2, 9 5/8s, 2003                                                        772,800
.........................................................................................................................
           170,000   US Air, Inc. pass-through
                     certificates Ser. 93A3, 10 3/8s, 2013                                                       102,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,570,722
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (2.1%)
.........................................................................................................................
           450,000   AES Corp. (The) notes 8 3/4s, 2008                                                          283,500
.........................................................................................................................
           930,000   AES Corp. (The) sr. notes 9 3/8s, 2010                                                      604,500
.........................................................................................................................
           730,000   Calpine Canada Energy Finance company
                     guaranty 8 1/2s, 2008 (Canada)                                                              489,100
.........................................................................................................................
           310,000   Calpine Corp. sr. notes 10 1/2s, 2006                                                       248,000
.........................................................................................................................
            30,000   Calpine Corp. sr. notes 8 3/4s, 2007                                                         20,400
.........................................................................................................................
         1,290,000   Calpine Corp. sr. notes 8 5/8s, 2010                                                        832,050
.........................................................................................................................
           640,000   Calpine Corp. sr. notes 8 1/2s, 2011                                                        419,200
.........................................................................................................................
           670,000   Calpine Corp. sr. notes 7 7/8s, 2008                                                        425,450
.........................................................................................................................
           710,000   CMS Energy Corp. pass-through
                     certificates 7s, 2005                                                                       511,200
.........................................................................................................................
           210,000   CMS Energy Corp. sr. notes 8.9s, 2008                                                       163,800
.........................................................................................................................
           280,000   CMS Energy Corp. sr. notes 8 1/2s, 2011                                                     198,800
.........................................................................................................................
           380,000   CMS Energy Corp. sr. notes 7 5/8s, 2004                                                     285,000
.........................................................................................................................
           330,000   Edison Mission Energy sr. notes 10s, 2008                                                   325,050
.........................................................................................................................
         1,825,000   Midland Funding II debs. Ser. A,
                     11 3/4s, 2005                                                                             1,660,750
.........................................................................................................................
           970,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                               999,100
.........................................................................................................................
           320,000   Pacific Gas & Electric Co. 144A sr.
                     notes 7 3/8s, 2005 (In default) (NON)                                                       318,400
.........................................................................................................................
           840,000   Southern California Edison Co. notes
                     8.95s, 2003                                                                                 831,600
.........................................................................................................................
            80,000   Southern California Edison Co. notes
                     6 3/8s, 2006                                                                                 75,200
.........................................................................................................................
           780,000   Tiverton/Rumford Power Associates, LP
                     144A pass-through certificates 9s, 2018                                                     530,400
.........................................................................................................................
           500,000   Western Resources, Inc. bank term
                     loan FRN 4 7/8s, 2005 (acquired
                     6/4/02, cost $500,000) (RES)                                                                501,875
.........................................................................................................................
           610,000   Western Resources, Inc. 144A 1st
                     mtge. 7 7/8s, 2007                                                                          616,860
.........................................................................................................................
           630,000   Western Resources, Inc. 144A sr.
                     notes 9 3/4s, 2007                                                                          615,879
.........................................................................................................................
           982,000   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (NON)                                                    903,440
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,859,554
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $336,509,559)                                                                    $282,708,339
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (15.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,593,947   Argentina (Republic of) bonds
                     Ser. 2018, 2.89s, 2018 (In default) (NON)                                                  $255,031
.........................................................................................................................
         1,805,000   Brazil (Federal Republic of) bonds
                     10 1/8s, 2027                                                                               956,650
.........................................................................................................................
         1,260,000   Brazil (Federal Republic of) notes
                     14 1/2s, 2009                                                                               934,290
.........................................................................................................................
         1,035,000   Brazil (Federal Republic of) notes
                     11s, 2012                                                                                   626,175
.........................................................................................................................
           815,000   Brazil (Federal Republic of) unsub.
                     notes 11s, 2040                                                                             454,363
.........................................................................................................................
         3,953,000   Bulgaria (Republic of) 144A bonds
                     8 1/4s, 2015                                                                              3,919,400
.........................................................................................................................
CAD      1,800,000   Canada (Government of) bonds 5 1/2s,
                     2010                                                                                      1,194,477
.........................................................................................................................
CAD        585,000   Canada (Government of) bonds
                     Ser. WL43, 5 3/4s, 2029                                                                     381,396
.........................................................................................................................
        $1,380,000   Colombia (Republic of) bonds
                     11 3/4s, 2020                                                                             1,342,050
.........................................................................................................................
EUR        310,000   Colombia (Republic of) notes
                     Ser. EMTN, 11 1/2s, 2011                                                                    295,993
.........................................................................................................................
EUR        310,000   Colombia (Republic of) unsub. bonds
                     Ser. 15A, 11 3/8s, 2008                                                                     294,462
.........................................................................................................................
          $425,000   Ecuador (Republic of) bonds
                     Ser. REGS, 12s, 2012                                                                        299,625
.........................................................................................................................
         1,305,000   Ecuador (Republic of) bonds
                     stepped-coupon Ser. REGS, 5s
                     (6s, 8/15/02), 2030 (STP)                                                                   652,500
.........................................................................................................................
EUR      3,025,000   France (Government of) bonds
                     5 1/2s, 2010                                                                              3,094,413
.........................................................................................................................
EUR        920,000   France (Government of) deb. 4s, 2009                                                        860,262
.........................................................................................................................
EUR      1,510,000   Germany (Federal Republic of) bonds
                     Ser. 00, 5 1/2s, 2031                                                                     1,537,194
.........................................................................................................................
EUR      1,270,000   Germany (Federal Republic of) bonds
                     Ser. 94, 6 1/4s, 2024                                                                     1,398,208
.........................................................................................................................
EUR      5,715,000   Germany (Federal Republic of) bonds
                     Ser. 97, 6s, 2007                                                                         6,009,785
.........................................................................................................................
EUR      3,440,000   Germany (Federal Republic of) bonds
                     Ser. 99, 4s, 2009                                                                         3,238,712
.........................................................................................................................
EUR      1,270,000   Italy (Government of) treasury bonds
                     4 3/4s, 2006                                                                              1,268,043
.........................................................................................................................
EUR      2,350,000   Italy (Government of) treasury bonds
                     3 1/4s, 2004                                                                              2,298,810
.........................................................................................................................
          $325,000   Malaysia (Government of) bonds
                     7 1/2s, 2011                                                                                344,825
.........................................................................................................................
NZD      5,362,000   New Zealand (Government of) bonds
                     8s, 2006                                                                                  2,752,538
.........................................................................................................................
NZD      1,660,000   New Zealand (Government of) bonds
                     Ser. 709, 7s, 2009                                                                          821,943
.........................................................................................................................
          $499,950   Peru (Republic of) bonds Ser. PDI,
                     4s, 2017                                                                                    359,964
.........................................................................................................................
         1,670,000   Russia (Federation of) bonds
                     12 3/4s, 2028                                                                             2,006,505
.........................................................................................................................
         3,100,000   Russia (Federation of) unsub. 10s, 2007                                                   3,298,400
.........................................................................................................................
         1,955,000   Russia (Federation of) unsub. 8 1/4s, 2010                                                1,930,563
.........................................................................................................................
         4,555,000   Russia (Federation of) unsub.
                     stepped-coupon 5s (7 1/2s, 3/31/07),
                     2030 (STP)                                                                                3,154,338
.........................................................................................................................
         7,390,625   Russia (Federation of) 144A unsub.
                     stepped-coupon 5s (7 1/2s, 3/31/07),
                     2030 (STP)                                                                                5,118,008
.........................................................................................................................
         1,245,000   South Africa (Republic of) notes
                     7 3/8s, 2012                                                                              1,232,550
.........................................................................................................................
EUR        450,000   Spain (Government of) bonds
                     5 3/4s, 2032                                                                                464,769
.........................................................................................................................
EUR      1,500,000   Spain (Government of) bonds 4.8s, 2006                                                    1,498,133
.........................................................................................................................
SEK     51,150,000   Sweden (Government of) bonds
                     Ser. 1037, 8s, 2007                                                                       6,256,857
.........................................................................................................................
SEK     75,400,000   Sweden (Government of) bonds
                     Ser. 1044, 3 1/2s, 2006                                                                   7,763,153
.........................................................................................................................
          $960,000   Turkey (Republic of) bonds 11 3/4s, 2010                                                    865,440
.........................................................................................................................
           460,000   Turkey (Republic of) notes 11 1/2s, 2012                                                    401,350
.........................................................................................................................
           325,000   Turkey (Republic of) sr. unsub.
                     11 7/8s, 2030                                                                               276,250
.........................................................................................................................
GBP      2,510,000   United Kingdom Treasury bonds
                     10s, 2003                                                                                 4,068,143
.........................................................................................................................
GBP        980,000   United Kingdom Treasury bonds 5s, 2012                                                    1,492,773
.........................................................................................................................
GBP      1,340,000   United Kingdom Treasury bonds
                     Ser. 85, 9 3/4s, 2002                                                                     2,060,539
.........................................................................................................................
GBP      2,165,000   United Kingdom Treasury bonds
                     8 1/2s, 2005                                                                              3,660,751
.........................................................................................................................
        $2,480,000   United Mexican States bonds
                     11 3/8s, 2016                                                                             3,056,600
.........................................................................................................................
         1,860,000   United Mexican States bonds Ser. MTN,
                     8.3s, 2031                                                                                1,806,990
.........................................................................................................................
           715,000   United Mexican States notes
                     8 1/8s, 2019                                                                                695,338
.........................................................................................................................
         3,515,000   United Mexican States notes Ser. A,
                     9 7/8s, 2010                                                                              3,928,013
.........................................................................................................................
           740,000   Venezuela (Republic of) bonds
                     9 1/4s, 2027                                                                                473,600
------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government
                     Bonds and Notes (cost $84,725,973)                                                      $91,100,172
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government Agency Mortgage Obligations (2.7%)
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
          $418,909     7 1/2s, September 1, 2022                                                                $440,114
.........................................................................................................................
           108,993     6 1/2s, March 1, 2032                                                                     111,283
.........................................................................................................................
           983,913     6 1/2s, with due dates from
                       August 1, 2010 to February 1, 2015                                                      1,021,784
.........................................................................................................................
        10,633,000     TBA, 6 1/2s, July 1, 2032                                                              10,839,068
.........................................................................................................................
           155,000     TBA, 6s, July 1, 2032                                                                     154,613
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
           450,554     8s, with due dates from
                       January 15, 2022 to September 15, 2025                                                    485,822
.........................................................................................................................
           279,056     7s, December 15, 2028                                                                     290,927
.........................................................................................................................
         2,427,636     6 1/2s, with due dates from
                       February 15, 2027 to August 15, 2029                                                    2,491,601
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,835,212
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (9.5%)
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
        16,275,000     7 1/2s, November 15, 2016                                                              19,585,986
.........................................................................................................................
         8,785,000     6 1/4s, May 15, 2030 (SEG)                                                              9,516,263
.........................................................................................................................
        10,870,000     6 1/4s, August 15, 2023                                                                11,646,335
.........................................................................................................................
         3,310,000     5 3/8s, February 15, 2031                                                               3,241,185
.........................................................................................................................
        10,468,000   U.S. Treasury Notes 4 3/8s,
                     May 15, 2007                                                                             10,611,935
------------------------------------------------------------------------------------------------------------------------
                                                                                                              54,601,704
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations (cost $69,883,665)                                                   $70,436,916
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Amortizing Residential Collateral Trust
.........................................................................................................................
       $31,480,000     Ser. 02-BC1, Class A, Interest Only
                       (IO), 6s, 2005                                                                         $2,308,123
.........................................................................................................................
         2,020,000     Ser. 02-BC1, Class M2, FRN, 2.94s, 2032                                                 1,995,553
.........................................................................................................................
         3,540,000   Amresco Commercial Mortgage
                     Funding I Ser. 97-C1, Class F,
                     7.64s, 2029                                                                               3,777,291
.........................................................................................................................
         4,991,259   Bank of America Mortgage Securities
                     Ser. 01-10, Class 1A11, IO, 6.71s, 2031                                                     321,312
.........................................................................................................................
           490,000   Chase Commercial Mortgage Securities
                     Corp. Ser. 00-3, Class G, 6.887s, 2019                                                      415,811
.........................................................................................................................
         6,932,928   Citicorp Mortgage Securities, Inc.
                     Ser. 01-15, Class A3A, IO, 5.56s, 2031                                                      383,207
.........................................................................................................................
         1,415,000   Commercial Mortgage Acceptance Corp.
                     Ser. 97-ML1, Class D, 7.052s, 2010                                                        1,414,060
.........................................................................................................................
           250,000   Commercial Mortgage Acceptance Corp.
                     144A Ser. 98-C2, Class F, 5.44s, 2013                                                       186,406
.........................................................................................................................
        23,845,828   Commercial Mortgage Asset Trust
                     Ser. 99-C1, Class X, IO, 1.161s, 2020                                                     1,374,861
.........................................................................................................................
           380,000   CS First Boston Mortgage Securities
                     Corp. 144A Ser. 02-CKN2, Class H,
                     6.122s, 2037                                                                                300,659
.........................................................................................................................
        25,971,808   Deutsche Mortgage & Asset Receiving
                     Corp. Ser. 98-C1, Class X, IO, 1.22s, 2023                                                1,018,582
.........................................................................................................................
                     Euro Loan Conduit 144A
.........................................................................................................................
           450,000     FRN Ser. 7A, Class E, 8.493s, 2006
                       (United Kingdom)                                                                          655,556
.........................................................................................................................
           450,000     FRN Ser. 7A, Class D, 6.743s, 2006
                       (United Kingdom)                                                                          681,685
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           519,984     Ser. 98-51, Class SG, IO, 18.28s, 2022                                                    219,044
.........................................................................................................................
         4,901,889     Ser. 02-36, Class SJ, 15 1/2s, 2031                                                     5,238,404
.........................................................................................................................
            12,765     Ser. 98-63, Class S, 14.664s, 2026                                                         12,865
.........................................................................................................................
             3,727     Ser. 92-15, Class L, IO, 10.376s, 2022                                                     93,252
.........................................................................................................................
           862,734     Ser. 98-1, Class SA, IO, 9.23s, 2024                                                      200,586
.........................................................................................................................
           668,144     Ser. 01-55, Class CZ, 6 1/2s, 2031                                                        665,325
.........................................................................................................................
           822,400     Ser. 01-58, Class HI, IO, 6 1/2s, 2026                                                    170,134
.........................................................................................................................
         3,126,100     Ser. 01-62, Class PI, IO, 6 1/2s, 2025                                                    419,093
.........................................................................................................................
           126,055     Ser. 319, Class 2, IO, 6 1/2s, 2032                                                        30,627
.........................................................................................................................
        10,620,679     Ser. 02-36, Class QH, IO, 6.2s, 2031                                                      828,831
.........................................................................................................................
         2,619,259     Ser. 02-29, Class SL, IO, 6.15s, 2029                                                     238,598
.........................................................................................................................
         2,942,800     Ser. 01-70, Class PI, IO, 6s, 2021                                                        369,092
.........................................................................................................................
         2,062,500     Ser. 01-72, Class NI, IO, 6s, 2021                                                        252,324
.........................................................................................................................
         2,069,500     Ser. 01-74, Class QI, IO, 6s, 2018                                                        207,978
.........................................................................................................................
         1,540,511     Ser. 01-74, Class MI, IO, 6s, 2015                                                        258,577
.........................................................................................................................
         5,870,053     Ser. 318, Class 2, IO, 6s, 2032                                                         1,634,443
.........................................................................................................................
        17,552,909     Ser. 00-T6, IO 0.744s, 2030                                                               383,970
.........................................................................................................................
           876,516     Ser. 01-41, Class KO, PO, zero %, 2031                                                    809,682
.........................................................................................................................
            26,078     Ser. 01-30, Class DO, PO, zero %, 2031                                                     23,601
.........................................................................................................................
           544,367     Ser. 99-51, Class N, PO, zero %, 2029                                                     456,587
.........................................................................................................................
           555,408     Ser. 99-52, Class MO, PO, zero %, 2026                                                    517,224
.........................................................................................................................
           258,241     Ser. 97-92, PO, zero %, 2025                                                              253,359
.........................................................................................................................
           673,165     Ser. 96-5, Class PB, PO, zero %, 2024                                                     535,377
.........................................................................................................................
           151,147     Ser. 99-4, Class M, PO, zero %, 2023                                                      142,597
.........................................................................................................................
           639,021     Ser. 93-159, Class D, PO, zero %, 2023                                                    543,667
.........................................................................................................................
           357,904   Federal Home Loan Mortgage Corp.
                     Ser. 57, Class A, PO, zero %, 2023                                                          328,657
.........................................................................................................................
        15,703,386   FFCA Secured Lending Corp. Ser. 00-1,
                     Class X, IO, 1.728s, 2020                                                                 1,327,427
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           407,222     Ser. 2154, Class SA, 24.83s, 2029                                                         426,820
.........................................................................................................................
           233,749     Ser. 2319, Class S, 21.91s, 2031                                                          246,167
.........................................................................................................................
           816,559     Ser. 2360, Class SC, 16.276s, 2031                                                        835,442
.........................................................................................................................
         2,463,689     Ser. 209, IO, 7 1/2s, 2030                                                                396,115
.........................................................................................................................
           672,723     Ser. 1717, Class L, 6 1/2s, 2024                                                          699,841
.........................................................................................................................
        10,770,675     Ser. 2408, Class SM, IO, 6.26s, 2032                                                      979,458
.........................................................................................................................
         4,255,386     Ser. 2448, Class SE, IO, 6 1/4s, 2029                                                     375,006
.........................................................................................................................
         8,443,779     Ser. 212, IO, 6s, 2031                                                                  2,056,385
.........................................................................................................................
         1,457,774     Ser. 2389, Class EI, IO, 6s, 2021                                                         179,488
.........................................................................................................................
           873,840     Ser. 2044, Class SG, IO, 3 1/4s, 2023                                                      54,069
.........................................................................................................................
         2,007,203     Ser. 215, PO, zero %, 2031                                                              1,798,956
.........................................................................................................................
            99,846     Ser. 2078, Class KC, PO, zero %, 2023                                                      94,027
.........................................................................................................................
            20,204     Ser. 2312, PO, zero %, 2031                                                                18,284
.........................................................................................................................
            75,405     Ser. 2317, PO, zero %, 2031                                                                81,343
.........................................................................................................................
            94,460     Ser. 2331, PO, zero %, 2031                                                                85,486
.........................................................................................................................
           218,863     Ser. 2337, PO, zero %, 2031                                                               205,115
.........................................................................................................................
           498,006     Ser. 2351, Class EO, PO, zero %, 2031                                                     462,834
.........................................................................................................................
           925,000   GE Capital Mortgage Services, Inc.
                     Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                         953,324
.........................................................................................................................
                     Government National
                     Mortgage Association
.........................................................................................................................
         5,816,013     Ser. 01-43, Class SJ, IO, 5.07s, 2029                                                     463,464
.........................................................................................................................
         3,225,265     Ser. 99-31, Class MP, PO, zero %, 2029                                                  2,855,359
.........................................................................................................................
           656,374     Ser. 98-2, Class EA, PO, zero %, 2028                                                     554,636
.........................................................................................................................
           955,000   Granite Mortgages PLC FRN Ser. 01-1,
                     Class 1C, 3.349s, 2041 (United Kingdom)                                                     954,397
.........................................................................................................................
         4,410,000   Holmes Financing PLC FRB Ser. 1,
                     Class 2C, 3.13s, 2040                                                                     4,410,000
.........................................................................................................................
           480,000   LB-UBS Commercial Mortgage Trust
                     Ser. 01-C3, Class A2, 6.37s, 2011                                                           503,475
.........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc.
.........................................................................................................................
           915,000     Ser. 96-C2, Class E, 6.96s, 2028                                                          904,635
.........................................................................................................................
        10,892,290     Ser. 96-C2, IO, 1.775s, 2028                                                              667,153
.........................................................................................................................
         4,579,492   Mortgage Capital Funding, Inc.
                     Ser. 97-MC2, Class X, IO, 8.05s, 2012                                                       234,699
.........................................................................................................................
            31,127   Prudential Home Mortgage Securities
                     Ser. 93-57, Class A4, 5.9s, 2023                                                             31,526
.........................................................................................................................
        14,310,994   Residential Funding Mortgage
                     Securities, Inc. Ser. 01-S26, Class
                     A9, IO, 5.56s, 2031                                                                         813,938
.........................................................................................................................
           352,414   Rural Housing Trust Ser. 87-1, Class
                     D, 6.33s, 2026                                                                              364,131
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage Obligations
                     (cost $52,554,389)                                                                      $53,700,000
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $607,018   Arc Net Interest Margin Trust 144A
                     Ser. 02-1A, Class A, 7 3/4s, 2032                                                          $605,937
.........................................................................................................................
           527,279   Asset Backed Funding Corp. NIM Trust
                     Ser. 02-WF1, 9.32s, 2032                                                                    522,088
.........................................................................................................................
         1,636,000   Bank One Issuance Trust Ser. 02-C1,
                     Class C1, FRN, 2.801s, 2007                                                               1,636,000
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
           900,000     Ser. 02-CA, Class A, IO, 14s, 2004                                                        143,297
.........................................................................................................................
           978,890     Ser. 01-DA, Class M3, FRN, 2.91s, 2031                                                    978,890
.........................................................................................................................
         1,116,000   CDC Mortgage Capital Trust
                     Ser. 02-HE1, Class M, FRN, 3.09s, 2033                                                    1,113,210
.........................................................................................................................
                     Chase Funding Net Interest Margin
.........................................................................................................................
           510,000     Ser. 02-1, Class Note, 8 1/2s, 2035                                                       505,716
.........................................................................................................................
           420,000     Ser. 02-C1, Class Note, 8 1/2s, 2035                                                      427,896
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
         2,713,000     Ser. 00-4, Class A6, 8.31s, 2032                                                        2,942,946
.........................................................................................................................
           960,000     Ser. 00-6, Class M2, 8.2s, 2032                                                           983,873
.........................................................................................................................
           912,000     Ser. 01-4, Class B1, 9.4s, 2010                                                           859,078
.........................................................................................................................
         3,369,090     Ser. 02-1, Class A, 6.681s, 2033                                                        3,459,112
.........................................................................................................................
           697,000   Consumer Credit Reference IDX
                     Securities Ser. 02-1A, Class A, FRB,
                     3.87s, 2007                                                                                 698,525
.........................................................................................................................
           247,512   Green Tree Financial Corp. Ser. 95-F,
                     Class B2, 7.1s, 2021                                                                        217,965
.........................................................................................................................
         2,282,010   Greenpoint Manufactured Housing
                     Ser. 00-3, Class IA, 8.45s, 2031                                                          2,436,384
.........................................................................................................................
         1,135,000   LNR CDO, Ltd. Ser. 02-1A, Class FFL,
                     4.589s, 2037                                                                              1,066,905
.........................................................................................................................
           925,076   Madison Avenue Manufactured Housing
                     Contract Ser. 02-A, Class B1, FRN,
                     5.09s, 2032                                                                                 693,807
.........................................................................................................................
           547,059   Mid-State Trust Ser. 10, Class B,
                     7.54s, 2026                                                                                 543,811
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
         1,473,000     Ser. 01-NC4, Class B1, FRN, 4.34s, 2032                                                 1,476,222
.........................................................................................................................
           350,000     Ser. 01-NC3, Class B1, 4.29s, 2031                                                        350,766
.........................................................................................................................
           560,000     Ser. 02-AM2, Class B1, FRN, 4.09s, 2032                                                   556,238
.........................................................................................................................
                     Morgan Stanley Dean Witter
                     Capital I 144A
.........................................................................................................................
           418,479     Ser. 01-AM1N, Class Note, 12 3/4s, 2032                                                   418,479
.........................................................................................................................
           877,555     Ser. 01-NC4N, Class Note, 8 1/2s, 2032                                                    881,680
.........................................................................................................................
         1,010,122   Option One Mortgage Securities Corp.
                     Ser. 02-2A, Class CFTS, 8.83s, 2032                                                       1,026,536
.........................................................................................................................
           871,836   Option One Mortgage Securities Corp.
                     144A Ser. 02-1, Class CTFS, 6 3/4s, 2032                                                    866,759
.........................................................................................................................
         1,655,000   Pass-Through Amortizing Credit Card
                     Trust Ser. 02-1A, Class A4FL, 7.339s, 2012                                                1,655,000
.........................................................................................................................
           351,000   TIAA Commercial Real Estate
                     Securitization Ser. 02-1A, Class IV,
                     6.84s, 2037                                                                                 269,557
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $26,875,015)                                                                      $27,336,677
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (1.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            16,131   AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                          $161
.........................................................................................................................
            46,000   California Federal Bancorp, Inc.
                     Ser. A, $2.281 pfd.                                                                       1,201,060
.........................................................................................................................
            22,613   Chevy Chase Capital Corp. Ser. A,
                     $5.188 pfd. (PIK)                                                                         1,288,941
.........................................................................................................................
             2,110   Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                    56,970
.........................................................................................................................
           210,000   CSBI Capital Trust I 144A company
                     guaranty Ser. A, 11.75% pfd.                                                                235,200
.........................................................................................................................
            15,773   CSC Holdings, Inc. Ser. M, $11.125
                     cum. pfd. (PIK)                                                                             993,699
.........................................................................................................................
               720   Delta Financial Corp. Ser. A, $10.00
                     cum. pfd.                                                                                     8,280
.........................................................................................................................
            22,720   Diva Systems Corp. Ser. C, 6.00%
                     cum. pfd.                                                                                       227
.........................................................................................................................
            34,000   Diva Systems Corp. 144A Ser. D,
                     zero % pfd.                                                                                     340
.........................................................................................................................
            12,000   Doane Pet Care Co. $7.125 pfd.                                                              420,000
.........................................................................................................................
                41   Dobson Communications Corp.
                     13.00% pfd.                                                                                  22,550
.........................................................................................................................
               939   Dobson Communications Corp.
                     12.25% pfd. (PIK)                                                                           516,377
.........................................................................................................................
               310   First Republic Capital Corp. 144A
                     10.50% pfd.                                                                                 310,000
.........................................................................................................................
            10,600   Fitzgeralds Gaming Corp. zero %
                     cum. pfd.                                                                                       106
.........................................................................................................................
               455   Granite Broadcasting Corp. 12.75%
                     cum. pfd. (PIK)                                                                             309,400
.........................................................................................................................
                 1   ICG Holdings, Inc. 14.25% pfd.
                     (Canada) (In default) (NON)                                                                       1
.........................................................................................................................
                37   Leiner Health Products Ser. C,
                     zero % pfd.                                                                                       1
.........................................................................................................................
                 4   Nextel Communications, Inc. Ser. D,
                     13.00% cum. pfd. (PIK)                                                                        1,040
.........................................................................................................................
               481   Nextel Communications, Inc. Ser. E,
                     11.125% pfd. (PIK)                                                                          105,820
.........................................................................................................................
               255   Paxson Communications Corp. 13.25%
                     cum. pfd. (PIK)                                                                           1,989,000
.........................................................................................................................
               994   Rural Cellular Corp. 12.25% pfd. (PIK)                                                      168,965
------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $10,879,368)                                                                       $7,628,138
------------------------------------------------------------------------------------------------------------------------
BRADY BONDS (1.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $2,629,060   Brazil (Federal Republic of) bonds
                     8s, 2014                                                                                 $1,659,726
.........................................................................................................................
           700,000   Brazil (Federal Republic of)
                     government guaranty Ser. 30YR,
                     3.063s, 2024                                                                                413,000
.........................................................................................................................
           715,000   Brazil (Federal Republic of) govt.
                     guaranty FRB 3 1/8s, 2012                                                                   378,950
.........................................................................................................................
           750,000   Central Bank of Nigeria bonds
                     Ser. WW, 6 1/4s, 2020                                                                       495,975
.........................................................................................................................
           330,000   Peru (Republic of) coll. FLIRB 4s,
                     2017                                                                                        218,229
.........................................................................................................................
         1,075,000   United Mexican States bonds Ser. B,
                     2 7/8s, 2019                                                                              1,017,273
.........................................................................................................................
         4,059,450   Venezuela (Republic of) debs. FRB
                     Ser. DL, 2 7/8s, 2007                                                                     3,034,439
------------------------------------------------------------------------------------------------------------------------
                     Total Brady Bonds
                     (cost $8,002,953)                                                                        $7,217,592
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.8%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             2,113   Alderwoods Group, Inc.                                                                      $16,017
.........................................................................................................................
               200   AmeriKing, Inc.                                                                                   2
.........................................................................................................................
               239   Arch Wireless, Inc.                                                                             239
.........................................................................................................................
            28,114   Arch Wireless, Inc.                                                                               3
.........................................................................................................................
            12,220   Aurora Foods, Inc.                                                                           18,330
.........................................................................................................................
             4,897   Call-Net Enterprises, Inc. Class B (Canada)                                                   1,543
.........................................................................................................................
           143,564   Celcaribe SA (Colombia)                                                                       1,436
.........................................................................................................................
         2,443,632   Contifinancial Corp. Liquidating
                     Trust Units                                                                                 116,073
.........................................................................................................................
            30,000   Contour Energy Co.                                                                            1,890
.........................................................................................................................
            13,547   Covad Communications Group, Inc. 144A                                                        15,985
.........................................................................................................................
               914   Delta Funding Residual Exchange Co., LLC                                                    199,709
.........................................................................................................................
               403   Delta Funding Residual Management, Inc.                                                           4
.........................................................................................................................
            17,280   Doskocil Manufacturing Company, Inc.                                                         67,910
.........................................................................................................................
            20,830   Fitzgerald Gaming Corp.                                                                         208
.........................................................................................................................
             6,090   Genesis Health Ventures, Inc.                                                               122,348
.........................................................................................................................
            10,535   Intira Corp.                                                                                      1
.........................................................................................................................
           110,000   Loewen Group International, Inc.                                                                 11
.........................................................................................................................
           800,000   Paracelsus Healthcare Corp.                                                                      80
.........................................................................................................................
            32,998   Pioneer Cos., Inc.                                                                           49,497
.........................................................................................................................
                61   Premium Holdings (L.P.) 144A                                                                  1,284
.........................................................................................................................
               528   PSF Holdings LLC Class A                                                                  1,109,010
.........................................................................................................................
               151   Quorum Broadcast Holdings, Inc. Class
                     E (acquired 5/15/01, cost $150,680) (RES)                                                   115,472
.........................................................................................................................
           137,535   Regal Entertainment Group 144A
                     (acquired 5/9/02, cost $1,095,956) (RES)                                                  2,405,482
.........................................................................................................................
               722   Sun Healthcare Group, Inc.                                                                   11,642
.........................................................................................................................
            22,399   United Artists Theatre Co.                                                                  376,303
.........................................................................................................................
             1,335   Vast Solutions, Inc. Class B1                                                                 4,005
.........................................................................................................................
             1,335   Vast Solutions, Inc. Class B2                                                                 4,005
.........................................................................................................................
             1,335   Vast Solutions, Inc. Class B3                                                                 4,005
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $7,739,986)                                                                        $4,642,494
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $630,000   American Tower Corp. cv. notes 5s, 2010                                                    $285,894
.........................................................................................................................
           430,000   DaVita, Inc. cv. sub. notes 7s, 2009                                                        420,325
.........................................................................................................................
         1,120,000   Exide Corp. 144A cv. sr. sub. notes
                     2.9s, 2005 (In default) (NON)                                                                 2,800
.........................................................................................................................
            99,000   Hexcel Corp. cv. sub. notes 7s, 2003                                                         83,655
.........................................................................................................................
           930,000   Nextel Communications, Inc. cv. sr.
                     notes 5 1/4s, 2010                                                                          384,788
.........................................................................................................................
           120,000   Rogers Communications cv. deb. 2s,
                     2005 (Canada)                                                                                91,200
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $2,255,885)                                                                        $1,268,662
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
                88   Anker Coal Group, Inc. 14.25% cv. pfd.                                                         $440
.........................................................................................................................
                50   Genesis Health Ventures, Inc. $6.00
                     cv. pfd. (PIK)                                                                                5,500
.........................................................................................................................
               586   Hercules Trust II units 6.50% cum. cv. pfd.                                                 345,740
.........................................................................................................................
               650   Interact Systems, Inc. 144A 14.00%
                     cv. pfd. (In default) (NON)                                                                       7
.........................................................................................................................
             4,200   LTV Corp. 144A $4.125 cv. pfd.
                     (In default) (NON)                                                                              525
.........................................................................................................................
                42   Paxson Communications Corp. 144A
                     9.75% cv. pfd. (PIK)                                                                        302,400
.........................................................................................................................
             6,375   Telex Communications, Inc. zero %
                     cv. pfd. (In default) (NON)                                                                   6,375
.........................................................................................................................
               108   World Access, Inc. 144A Ser. D,
                     zero % cv. pfd.                                                                                   1
.........................................................................................................................
               553   XCL, Ltd. 144A Ser. A, 9.50% cum. cv.
                     pfd. (In default) (NON) (PIK)                                                                   277
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $1,196,906)                                                                          $661,265
------------------------------------------------------------------------------------------------------------------------
UNITS (--%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
           840,000   Australis Media, Ltd. units 15 3/4s,
                     2003 (Australia) (In default) (NON)                                                             $84
.........................................................................................................................
           650,000   XCL, Ltd. 144A units 13 1/2s, 2004
                     (In default) (NON)                                                                          195,813
.........................................................................................................................
             2,800   XCL, Ltd. 144A units cv. cum. pfd.
                     zero % (In default) (NON) (PIK)                                                               1,400
------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $1,742,549)                                                                          $197,297
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
                 6   Anker Coal Group,
                     Inc. 144A                                                                  10/28/09              $1
.........................................................................................................................
               410   Birch Telecommunications,
                     Inc. 144A (PIK)                                                             6/15/08               4
.........................................................................................................................
               395   Club Regina, Inc. 144A                                                      12/1/04               4
.........................................................................................................................
               460   Colo.com, Inc. 144A                                                         3/15/10               5
.........................................................................................................................
             1,100   Comunicacion Cellular
                     144A (Colombia)                                                            11/15/03           1,100
.........................................................................................................................
               890   Dayton Superior Corp.                                                       6/15/09           8,900
.........................................................................................................................
             1,320   Decrane Aircraft
                     Holdings Co.                                                                9/30/08               1
.........................................................................................................................
            12,402   Delta Financial Corp.                                                      12/21/10               1
.........................................................................................................................
               877   Diva Systems Corp.                                                          5/15/06               9
.........................................................................................................................
             4,971   Diva Systems Corp. 144A                                                      3/1/08              50
.........................................................................................................................
             6,372   Genesis Health Ventures, Inc.                                               10/1/02           8,602
.........................................................................................................................
               300   Globalstar
                     Telecommunications                                                          2/15/04               3
.........................................................................................................................
               920   Horizon PCS, Inc.                                                           10/1/10           1,150
.........................................................................................................................
             5,181   ICG Communications, Inc.                                                   10/15/05              52
.........................................................................................................................
            16,667   Imperial Credit Industries, Inc.                                             8/1/08              17
.........................................................................................................................
               650   Interact Systems, Inc.                                                       8/1/03               1
.........................................................................................................................
               650   Interact Systems, Inc. 144A                                                12/15/09               7
.........................................................................................................................
            63,257   Intira Corp. Class B                                                        9/29/10               6
.........................................................................................................................
               790   iPCS, Inc. 144A                                                             7/15/10             198
.........................................................................................................................
               650   Iridium World Com 144A                                                      7/15/05               1
.........................................................................................................................
               520   IWO Holdings, Inc.                                                          1/15/11             130
.........................................................................................................................
               970   Jostens, Inc.                                                                5/1/10           9,700
.........................................................................................................................
             1,750   KMC Telecommunications
                     Holdings, Inc. 144A                                                         4/15/08              18
.........................................................................................................................
             1,035   Knology Holdings, Inc.                                                     10/22/07              10
.........................................................................................................................
               486   Leap Wireless International,
                     Inc. 144A                                                                   4/15/10               5
.........................................................................................................................
             2,664   Loral Space &
                     Communications, Ltd.                                                       12/27/06              27
.........................................................................................................................
             1,660   McCaw International, Ltd.                                                   4/15/07              17
.........................................................................................................................
               495   Mediq, Inc. 144A                                                             6/1/09               5
.........................................................................................................................
               350   Mikohn Gaming Corp. 144A                                                    8/15/08             700
.........................................................................................................................
               360   ONO Finance PLC 144A
                     (United Kingdom)                                                            2/15/11               1
.........................................................................................................................
               500   Orbital Imaging Corp. 144A                                                   3/1/05               1
.........................................................................................................................
               585   Orion Network Systems                                                       1/15/07               6
.........................................................................................................................
               460   Pagemart, Inc. 144A                                                        12/31/03               5
.........................................................................................................................
               960   Paxson Communications
                     Corp. 144A                                                                  6/30/03             960
.........................................................................................................................
               350   Pliant Corp. 144A                                                            6/1/10             700
.........................................................................................................................
               950   Startec Global
                     Communications Corp.                                                        5/15/08              10
.........................................................................................................................
               235   Sterling Chemicals Holdings                                                 8/15/08             141
.........................................................................................................................
             1,805   Sun Healthcare Group, Inc.                                                  2/28/05             181
.........................................................................................................................
               360   Telehub Communications
                     Corp. 144A                                                                  7/31/05               1
.........................................................................................................................
               251   Telex Communications
                     Group, Inc.                                                                 3/30/07               3
.........................................................................................................................
               330   Travel Centers of America,
                     Inc. 144A                                                                    5/1/09               3
.........................................................................................................................
             1,420   Ubiquitel, Inc. 144A                                                        4/15/10          17,040
.........................................................................................................................
             1,390   UIH Australia/Pacific, Inc. 144A                                            5/15/06              14
.........................................................................................................................
            12,984   United Artists Theatre                                                       3/2/08         128,796
.........................................................................................................................
               650   Veraldo Holdings, Inc. 144A                                                 4/15/08               7
.........................................................................................................................
                30   Versatel Telecom NV
                     (Netherlands)                                                               5/15/08              15
.........................................................................................................................
               500   XM Satellite Radio Holdings,
                     Inc. 144A                                                                   3/15/10             500
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $1,723,361)                                                                          $179,108
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $910,000   U.S. Treasury Bills for an effective yield
                     of 1.70%, December 12, 2002 (SEG)                                                          $902,517
.........................................................................................................................
         7,596,000   Interest in $380,000,000 joint
                     tri-party repurchase agreement dated
                     June 28, 2002 with S.B.C. Warburg,
                     Inc. due July 1, 2002 with respect
                     to various U.S. Government
                     obligations -- maturity value of
                     $7,597,247 for an effective yield of 1.97%                                                7,596,000
.........................................................................................................................
         8,160,579   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                       8,160,579
.........................................................................................................................
            10,155   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1, 2002
                     to August 26, 2002 (d)                                                                       10,149
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $16,669,277)                                                                      $16,669,245
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $620,758,886) (b)                                                                $563,745,905
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2002: (as percentage of Market Value)
------------------------------------------------------------------------------
Canada                                                                    2.0%
...............................................................................
Germany                                                                   2.3
...............................................................................
Russia                                                                    2.8
...............................................................................
Sweden                                                                    2.6
...............................................................................
United Kingdom                                                            3.4
...............................................................................
United Mexican States                                                     1.7
...............................................................................
United States                                                            79.2
...............................................................................
Other                                                                     6.0
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2002 (Unaudited)
(aggregate face value $43,556,164)
------------------------------------------------------------------------------
                                         Aggregate                 Unrealized
                                              Face    Delivery   Appreciation/
                         Market Value        Value        Date  (Depreciation)
...............................................................................
Australian
Dollars                   $12,443,502  $12,512,973     9/18/02       $(69,471)
...............................................................................
British
Pounds                      4,147,185    4,011,964     9/18/02        135,221
...............................................................................
Canadian
Dollars                     1,143,044    1,131,977     9/18/02         11,067
...............................................................................
Euro                       11,457,726   11,017,192     9/18/02        440,534
...............................................................................
Japanese Yen               15,017,048   14,547,653     9/18/02        469,395
...............................................................................
Swiss Franc                   350,002      334,405     9/18/02         15,597
------------------------------------------------------------------------------
                                                                   $1,002,343
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2002 (Unaudited)
(aggregate face value $25,116,247)
------------------------------------------------------------------------------
                                         Aggregate                 Unrealized
                               Market         Face    Delivery   Appreciation/
                                Value        Value        Date  (Depreciation)
...............................................................................
British Pounds             $6,956,230   $6,778,594     9/18/02      $(177,636)
...............................................................................
Canadian Dollars               93,307       92,426     9/18/02           (881)
...............................................................................
Danish Krone                  566,653      536,955     9/18/02        (29,698)
...............................................................................
Euro                        1,109,859    1,112,749     9/18/02          2,890
...............................................................................
New Zealand
Dollars                     3,606,585    3,663,144     9/18/02         56,559
...............................................................................
Swedish Krona              13,733,030   12,932,379     9/18/02       (800,651)
------------------------------------------------------------------------------
                                                                    $(949,417)
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate                 Unrealized
                                              Face  Expiration   Appreciation/
                         Market Value        Value        Date  (Depreciation)
...............................................................................
Euro 90 day (Long)         $1,440,600   $1,431,851      Sep-03         $8,749
...............................................................................
Euro 90 day (Short)         1,449,225    1,438,175      Jun-03        (11,050)
...............................................................................
Euro Bund 10yr
(Long)                     10,288,449   10,220,899      Sep-02         67,550
...............................................................................
Euro-Bobl (Long)           16,651,056   16,419,139      Sep-02        231,917
...............................................................................
Euroyen 90 days
Simex (Long)                6,251,877    6,251,677      Sep-02            200
...............................................................................
Euroyen 90 days
Simex (Short)               6,246,558    6,243,317      Sep-03         (3,241)
...............................................................................
Interest Rate Swap
10 yr. CBT (Long)           1,351,188    1,345,352      Sep-02          5,836
...............................................................................
Interest Rate Swap
10 yr. LIF (Long)           1,358,968    1,356,443      Sep-02          2,525
...............................................................................
Japanese Government
Bond 10yr-Simex
(Long)                      4,528,035    4,492,387      Sep-02         35,648
...............................................................................
Japanese Government
Bond 10yr-TSE
(Long)                      3,480,851    3,450,324      Sep-02         30,527
...............................................................................
U.S. Treasury
Bond (Long)                22,509,094   21,970,218      Sep-02        538,876
...............................................................................
U.S. Treasury
Bond (Short)                1,130,594    1,132,213      Sep-02          1,619
...............................................................................
U.S. Treasury
Note 10 yr. (Long)          4,611,078    4,481,925      Sep-02        129,153
...............................................................................
U.S. Treasury
Note 10 yr. (Short)        17,586,438   17,077,149      Sep-02       (509,289)
...............................................................................
U.S. Treasury
Note 5 yr. (Short)         38,994,141   38,254,136      Sep-02       (740,005)
------------------------------------------------------------------------------
                                                                    $(210,985)
------------------------------------------------------------------------------


Swap Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                           Notional Termination    Unrealized
                                             Amount        Date  Appreciation
...............................................................................
Agreement with Merrill Lynch
Capital Services dated
October 27, 2000 to receive
semi-annually the notional
amount multiplied by 6.74%
and pay quarterly the notional
amount multiplied by three
month USD LIBOR.                         $5,600,000      Oct-05      $476,468
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT The George Putnam Fund of Boston
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (56.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.1%)
.........................................................................................................................
             8,000   Valassis Communications, Inc. (NON)                                                        $292,000
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.0%)
.........................................................................................................................
            53,900   Boeing Co. (The)                                                                          2,425,500
.........................................................................................................................
            27,700   Lockheed Martin Corp.                                                                     1,925,150
.........................................................................................................................
            12,000   Northrop Grumman Corp.                                                                    1,500,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,850,650
------------------------------------------------------------------------------------------------------------------------
Automotive (0.1%)
.........................................................................................................................
            27,400   Delphi Automotive Systems Corp.                                                             361,680
------------------------------------------------------------------------------------------------------------------------
Banking (7.8%)
.........................................................................................................................
            95,200   Bank of America Corp.                                                                     6,698,272
.........................................................................................................................
           111,200   Bank of New York Company, Inc. (The)                                                      3,753,000
.........................................................................................................................
            10,400   Banknorth Group, Inc.                                                                       270,608
.........................................................................................................................
            16,300   BB&T Corp.                                                                                  629,180
.........................................................................................................................
           102,600   Charter One Financial, Inc.                                                               3,527,388
.........................................................................................................................
            74,200   Comerica, Inc.                                                                            4,555,880
.........................................................................................................................
            21,300   FleetBoston Financial Corp.                                                                 689,055
.........................................................................................................................
             5,700   Greenpoint Financial Corp.                                                                  279,870
.........................................................................................................................
           123,000   JPMorgan Chase & Co.                                                                      4,172,160
.........................................................................................................................
            13,000   M&T Bank Corp.                                                                            1,114,880
.........................................................................................................................
            41,200   Mellon Financial Corp.                                                                    1,294,916
.........................................................................................................................
             5,400   Mercantile Bankshares Corp.                                                                 221,562
.........................................................................................................................
           333,800   U.S. Bancorp                                                                              7,794,230
.........................................................................................................................
            83,400   Wachovia Corp.                                                                            3,184,212
.........................................................................................................................
            55,800   Washington Mutual, Inc.                                                                   2,070,738
.........................................................................................................................
            97,900   Wells Fargo & Co.                                                                         4,900,874
.........................................................................................................................
            21,500   Zions Bancorporation                                                                      1,120,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                              46,276,975
------------------------------------------------------------------------------------------------------------------------
Beverage (1.3%)
.........................................................................................................................
            28,700   Anheuser-Busch Companies, Inc.                                                            1,435,000
.........................................................................................................................
             4,550   Brown-Forman Corp. Class B                                                                  313,950
.........................................................................................................................
            74,200   Coca-Cola Co. (The)                                                                       4,155,200
.........................................................................................................................
            21,200   Coca-Cola Enterprises, Inc.                                                                 468,096
.........................................................................................................................
            33,800   Pepsi Bottling Group, Inc. (The)                                                          1,041,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,413,286
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.3%)
.........................................................................................................................
            52,200   Charter Communications, Inc. Class A (NON)                                                  212,976
.........................................................................................................................
            72,900   Comcast Corp. Class A (NON)                                                               1,737,936
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,950,912
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.4%)
.........................................................................................................................
            19,700   Avery Dennison Corp.                                                                      1,236,175
.........................................................................................................................
            50,200   Dow Chemical Co. (The)                                                                    1,725,876
.........................................................................................................................
            30,300   E.I. du Pont de Nemours & Co.                                                             1,345,320
.........................................................................................................................
            41,700   Engelhard Corp.                                                                           1,180,944
.........................................................................................................................
            40,900   PPG Industries, Inc.                                                                      2,531,710
.........................................................................................................................
             8,500   Rohm & Haas Co.                                                                             344,165
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,364,190
------------------------------------------------------------------------------------------------------------------------
Coal (0.3%)
.........................................................................................................................
            25,600   Arch Coal, Inc.                                                                             581,376
.........................................................................................................................
            33,700   Peabody Energy Corp.                                                                        953,710
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,535,086
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (--%)
.........................................................................................................................
            14,500   ServiceMaster Co. (The)                                                                     198,940
------------------------------------------------------------------------------------------------------------------------
Computers (1.8%)
.........................................................................................................................
           386,296   Hewlett-Packard Co.                                                                       5,902,603
.........................................................................................................................
            44,800   IBM Corp.                                                                                 3,225,600
.........................................................................................................................
             9,500   Lexmark International, Inc. (NON)                                                           516,800
.........................................................................................................................
            20,500   NCR Corp. (NON)                                                                             709,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,354,303
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.4%)
.........................................................................................................................
               535   Berkshire Hathaway, Inc. Class B (NON)                                                    1,195,190
.........................................................................................................................
            36,600   Cooper Industries, Ltd. Class A                                                           1,438,380
.........................................................................................................................
            78,200   General Electric Co.                                                                      2,271,710
.........................................................................................................................
            20,200   Honeywell International, Inc.                                                               711,646
.........................................................................................................................
           179,600   Tyco International, Ltd. (Bermuda)                                                        2,426,396
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,043,322
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.5%)
.........................................................................................................................
            46,800   Household International, Inc.                                                             2,325,960
.........................................................................................................................
            13,900   MBNA Corp.                                                                                  459,673
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,785,633
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.8%)
.........................................................................................................................
            43,500   Colgate-Palmolive Co.                                                                     2,177,175
.........................................................................................................................
            78,100   Fortune Brands, Inc.                                                                      4,373,600
.........................................................................................................................
            49,300   Kimberly-Clark Corp.                                                                      3,056,600
.........................................................................................................................
            25,500   Newell Rubbermaid, Inc.                                                                     894,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,501,405
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (2.7%)
.........................................................................................................................
            47,900   Cinergy Corp.                                                                             1,723,921
.........................................................................................................................
            12,700   Constellation Energy Group, Inc.                                                            372,618
.........................................................................................................................
             7,500   Dominion Resources, Inc.                                                                    496,500
.........................................................................................................................
            51,795   DPL, Inc.                                                                                 1,369,978
.........................................................................................................................
             4,000   DTE Energy Co.                                                                              178,560
.........................................................................................................................
            19,600   Duke Energy Corp.                                                                           609,560
.........................................................................................................................
            22,800   Edison International (NON)                                                                  387,600
.........................................................................................................................
            66,500   Entergy Corp.                                                                             2,822,260
.........................................................................................................................
            51,000   FirstEnergy Corp.                                                                         1,702,380
.........................................................................................................................
             5,000   FPL Group, Inc.                                                                             299,950
.........................................................................................................................
            30,800   Northeast Utilities                                                                         579,348
.........................................................................................................................
            48,600   PG&E Corp. (NON)                                                                            869,454
.........................................................................................................................
            24,300   PPL Corp.                                                                                   803,844
.........................................................................................................................
            66,800   Progress Energy, Inc.                                                                     3,474,268
.........................................................................................................................
            24,300   Reliant Energy, Inc.                                                                        410,670
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,100,911
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.3%)
.........................................................................................................................
            32,800   Emerson Electric Co.                                                                      1,755,128
------------------------------------------------------------------------------------------------------------------------
Electronics (1.0%)
.........................................................................................................................
            11,200   Agilent Technologies, Inc. (NON)                                                            264,880
.........................................................................................................................
             7,400   Arrow Electronics, Inc. (NON)                                                               153,550
.........................................................................................................................
           199,400   Intel Corp.                                                                               3,643,038
.........................................................................................................................
            44,000   LSI Logic Corp. (NON)                                                                       385,000
.........................................................................................................................
           100,100   Solectron Corp. (NON)                                                                       615,615
.........................................................................................................................
            14,600   W.W. Grainger, Inc.                                                                         731,460
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,793,543
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
.........................................................................................................................
            17,300   Schlumberger, Ltd.                                                                          804,450
------------------------------------------------------------------------------------------------------------------------
Financial (3.6%)
.........................................................................................................................
           324,600   Citigroup, Inc.                                                                          12,578,250
.........................................................................................................................
            60,100   Fannie Mae                                                                                4,432,375
.........................................................................................................................
            73,100   Freddie Mac                                                                               4,473,720
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,484,345
------------------------------------------------------------------------------------------------------------------------
Food (0.5%)
.........................................................................................................................
            15,300   General Mills, Inc.                                                                         674,424
.........................................................................................................................
            27,200   H.J. Heinz Co.                                                                            1,117,920
.........................................................................................................................
            27,300   Kraft Foods, Inc. Class A                                                                 1,117,935
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,910,279
------------------------------------------------------------------------------------------------------------------------
Health Care (1.4%)
.........................................................................................................................
            33,500   Anthem, Inc. (NON)                                                                        2,260,580
.........................................................................................................................
            14,200   Cardinal Health, Inc.                                                                       872,022
.........................................................................................................................
            38,800   CIGNA Corp.                                                                               3,779,896
.........................................................................................................................
            23,400   HCA, Inc.                                                                                 1,111,500
.........................................................................................................................
            15,900   McKesson Corp.                                                                              519,930
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,543,928
------------------------------------------------------------------------------------------------------------------------
Insurance (2.5%)
.........................................................................................................................
           108,800   ACE, Ltd. (Bermuda)                                                                       3,438,080
.........................................................................................................................
            11,300   AMBAC Financial Group, Inc.                                                                 759,360
.........................................................................................................................
            35,399   American International Group, Inc.                                                        2,415,274
.........................................................................................................................
             3,200   Chubb Corp. (The)                                                                           226,560
.........................................................................................................................
            12,000   Hartford Financial Services Group,
                     Inc. (The)                                                                                  713,640
.........................................................................................................................
             7,200   MBIA, Inc.                                                                                  407,016
.........................................................................................................................
            23,000   PMI Group, Inc. (The)                                                                       878,600
.........................................................................................................................
            38,600   Radian Group, Inc.                                                                        1,885,610
.........................................................................................................................
             9,200   UnumProvident Corp.                                                                         234,140
.........................................................................................................................
            47,100   XL Capital, Ltd. Class A (Bermuda)                                                        3,989,370
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,947,650
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.2%)
.........................................................................................................................
            16,600   Goldman Sachs Group, Inc. (The)                                                           1,217,610
.........................................................................................................................
            13,500   Lehman Brothers Holdings, Inc.                                                              844,020
.........................................................................................................................
            43,200   Merrill Lynch & Company, Inc.                                                             1,749,600
.........................................................................................................................
            71,700   Morgan Stanley Dean Witter & Co.                                                          3,088,836
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,900,066
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.8%)
.........................................................................................................................
           166,500   Cendant Corp. (NON)                                                                       2,644,020
.........................................................................................................................
            29,900   Marriott International, Inc. Class A                                                      1,137,695
.........................................................................................................................
            40,400   Royal Caribbean Cruises, Ltd.                                                               787,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,569,515
------------------------------------------------------------------------------------------------------------------------
Machinery (0.7%)
.........................................................................................................................
            43,300   Ingersoll-Rand Co. Class A (Bermuda)                                                      1,977,078
.........................................................................................................................
            40,900   Parker-Hannifin Corp.                                                                     1,954,611
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,931,689
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
.........................................................................................................................
             3,600   Dover Corp.                                                                                 126,000
.........................................................................................................................
             2,600   Illinois Tool Works, Inc.                                                                   177,580
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 303,580
------------------------------------------------------------------------------------------------------------------------
Media (1.3%)
.........................................................................................................................
            33,200   AOL Time Warner, Inc. (NON)                                                                 488,372
.........................................................................................................................
           289,300   Liberty Media Corp. Class A (NON)                                                         2,893,000
.........................................................................................................................
            36,700   USA Networks, Inc. (NON)                                                                    860,615
.........................................................................................................................
           182,200   Walt Disney Co. (The)                                                                     3,443,580
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,685,567
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.2%)
.........................................................................................................................
            24,100   Pall Corp.                                                                                  500,075
.........................................................................................................................
            25,300   Zimmer Holdings, Inc. (NON)                                                                 902,198
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,402,273
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
.........................................................................................................................
            17,500   Alcoa, Inc.                                                                                 580,125
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.4%)
.........................................................................................................................
           123,800   Dynegy, Inc. Class A                                                                        891,360
.........................................................................................................................
            12,600   National Fuel Gas Co.                                                                       283,626
.........................................................................................................................
            48,300   NiSource, Inc.                                                                            1,054,389
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,229,375
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.7%)
.........................................................................................................................
            14,100   Anadarko Petroleum Corp.                                                                    695,130
.........................................................................................................................
             8,400   Chevron Texaco Corp.                                                                        743,400
.........................................................................................................................
            48,900   Conoco, Inc.                                                                              1,359,420
.........................................................................................................................
            12,200   Devon Energy Corp.                                                                          601,216
.........................................................................................................................
            30,600   El Paso Corp.                                                                               630,666
.........................................................................................................................
           329,500   Exxon Mobil Corp.                                                                        13,483,140
.........................................................................................................................
            24,000   Marathon Oil Corp.                                                                          650,880
.........................................................................................................................
            51,680   Phillips Petroleum Co.                                                                    3,042,918
.........................................................................................................................
           143,100   Royal Dutch Petroleum Co. PLC
                     ADR (Netherlands)                                                                         7,909,137
.........................................................................................................................
            27,100   TotalFinaElf SA ADR (France)                                                              2,192,390
.........................................................................................................................
            72,200   Unocal Corp.                                                                              2,667,068
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,975,365
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.4%)
.........................................................................................................................
            91,700   Abitibi-Consolidated, Inc.
                     (Toronto Exchange) (Canada)                                                                 845,367
.........................................................................................................................
            79,000   Abitibi-Consolidated, Inc. (Canada)                                                         729,170
.........................................................................................................................
            18,500   Boise Cascade Corp.                                                                         638,805
.........................................................................................................................
            53,400   International Paper Co.                                                                   2,327,172
.........................................................................................................................
           124,500   Smurfit-Stone Container Corp. (NON)                                                       1,919,790
.........................................................................................................................
            44,600   Sonoco Products Co.                                                                       1,263,072
.........................................................................................................................
            10,200   Weyerhaeuser Co.                                                                            651,270
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,374,646
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.0%)
.........................................................................................................................
            41,400   Abbott Laboratories                                                                       1,558,710
.........................................................................................................................
            58,000   Bristol-Myers Squibb Co.                                                                  1,490,600
.........................................................................................................................
            79,600   Johnson & Johnson                                                                         4,159,896
.........................................................................................................................
            17,800   King Pharmaceuticals, Inc. (NON)                                                            396,050
.........................................................................................................................
           112,200   Merck & Company, Inc.                                                                     5,681,808
.........................................................................................................................
           157,100   Pfizer, Inc.                                                                              5,498,500
.........................................................................................................................
            42,488   Pharmacia Corp.                                                                           1,591,176
.........................................................................................................................
            78,800   Schering-Plough Corp.                                                                     1,938,480
.........................................................................................................................
            31,600   Wyeth                                                                                     1,617,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,933,140
------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
.........................................................................................................................
             8,900   Tribune Co.                                                                                 387,150
------------------------------------------------------------------------------------------------------------------------
Railroads (0.9%)
.........................................................................................................................
            10,700   CSX Corp.                                                                                   375,035
.........................................................................................................................
            78,600   Union Pacific Corp.                                                                       4,973,808
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,348,843
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.9%)
.........................................................................................................................
            44,300   Archstone-Smith Trust (R)                                                                 1,182,810
.........................................................................................................................
            29,600   Boston Properties, Inc. (R)                                                               1,182,520
.........................................................................................................................
            36,600   Equity Office Properties Trust (R)                                                        1,101,660
.........................................................................................................................
            73,700   Equity Residential Properties Trust (R)                                                   2,118,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,585,865
------------------------------------------------------------------------------------------------------------------------
Regional Bells (2.6%)
.........................................................................................................................
           112,600   BellSouth Corp.                                                                           3,546,900
.........................................................................................................................
           211,400   SBC Communications, Inc. (SEG)                                                            6,447,700
.........................................................................................................................
           133,900   Verizon Communications, Inc.                                                              5,376,085
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,370,685
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.5%)
.........................................................................................................................
            88,400   McDonald's Corp.                                                                          2,514,980
.........................................................................................................................
            13,800   Yum! Brands, Inc. (NON)                                                                     403,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,918,630
------------------------------------------------------------------------------------------------------------------------
Retail (1.7%)
.........................................................................................................................
            16,100   Federated Department Stores, Inc. (NON)                                                     639,170
.........................................................................................................................
           124,300   JC Penney Company, Inc.                                                                   2,737,086
.........................................................................................................................
            77,300   Kroger Co. (NON)                                                                          1,538,270
.........................................................................................................................
            55,300   Limited Brands                                                                            1,177,890
.........................................................................................................................
             7,200   May Department Stores Co.                                                                   237,096
.........................................................................................................................
           102,700   Office Depot, Inc. (NON)                                                                  1,725,360
.........................................................................................................................
            34,600   Rite Aid Corp. (NON)                                                                         81,310
.........................................................................................................................
            35,700   Safeway, Inc. (NON)                                                                       1,042,083
.........................................................................................................................
            59,900   TJX Companies, Inc. (The)                                                                 1,174,639
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,352,904
------------------------------------------------------------------------------------------------------------------------
Software (0.8%)
.........................................................................................................................
           138,700   BMC Software, Inc. (NON)                                                                  2,302,420
.........................................................................................................................
           136,600   Computer Associates International, Inc.                                                   2,170,574
.........................................................................................................................
            20,600   PeopleSoft, Inc. (NON)                                                                      306,528
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,779,522
------------------------------------------------------------------------------------------------------------------------
Technology (--%)
.........................................................................................................................
            29,200   Flextronics International, Ltd.
                     (Singapore) (NON)                                                                           208,196
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.4%)
.........................................................................................................................
            17,400   Automatic Data Processing, Inc.                                                             757,770
.........................................................................................................................
             5,100   Convergys Corp. (NON)                                                                        99,348
.........................................................................................................................
           114,900   KPMG Consulting, Inc. (NON)                                                               1,707,414
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,564,532
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.6%)
.........................................................................................................................
            11,000   ALLTEL Corp.                                                                                517,000
.........................................................................................................................
           133,900   AT&T Wireless Services, Inc. (NON)                                                          783,315
.........................................................................................................................
            30,600   Citizens Communications Co. (NON)                                                           255,816
.........................................................................................................................
               959   Covad Communications Group, Inc.
                     144A (NON)                                                                                    1,132
.........................................................................................................................
           279,900   Qwest Communications
                     International, Inc. (NON)                                                                   783,720
.........................................................................................................................
           125,200   Sprint Corp. (FON Group)                                                                  1,328,372
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,669,355
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.3%)
.........................................................................................................................
           179,300   Philip Morris Companies, Inc.                                                             7,831,824
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.7%)
.........................................................................................................................
            93,500   Republic Services, Inc. (NON)                                                             1,783,045
.........................................................................................................................
            94,300   Waste Management, Inc.                                                                    2,456,515
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,239,560
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $339,482,502)                                                                    $333,411,023
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (26.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government Agency Mortgage Obligations (18.5%)
.........................................................................................................................
                     Federal Home Loan Mortgage
                     Corporation
.........................................................................................................................
        $8,700,070     6s, with due dates from
                       June 1, 2032 to July 1, 2032                                                           $8,693,197
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
           126,084     8s, October 1, 2025                                                                       134,944
.........................................................................................................................
        12,302,335     7 1/2s, with due dates from
                       August 1, 2029 to August 1, 2031                                                       12,921,391
.........................................................................................................................
         7,180,000     7 1/4s, January 15, 2010                                                                8,138,027
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
           970,837     7s, with due dates from June 1,
                       2007 to October 1, 2014                                                                 1,023,462
.........................................................................................................................
           696,295     6 1/2s, with due dates from
                       September 1, 2016 to
                       September 1, 2031                                                                         713,583
.........................................................................................................................
        42,478,000     TBA, 6 1/2s, July 1, 2032                                                              43,301,224
.........................................................................................................................
           397,316     6s, with due dates from July 1,
                       2029 to June 1, 2032                                                                      397,730
.........................................................................................................................
            48,755     6s, January 1, 2015                                                                        49,807
.........................................................................................................................
           160,000     TBA, 6s, July 1, 2032                                                                     159,600
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
         2,569,418     8s, with due dates from
                       December 15, 2022 to July 15, 2027                                                      2,752,315
.........................................................................................................................
           342,314     7 1/2s, January 15, 2030                                                                  361,606
.........................................................................................................................
         9,267,389     7s, with due dates from August 15,
                       2023 to May 15, 2032                                                                    9,641,228
.........................................................................................................................
         9,388,903     6 1/2s, with due dates from
                       March 15, 2028 to December 15, 2031                                                     9,600,587
.........................................................................................................................
        11,460,000     TBA, 6 1/2s, July 1, 2032                                                              11,689,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                             109,577,901
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (8.4%)
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
         2,260,000     8s, November 15, 2021                                                                   2,890,676
.........................................................................................................................
           985,000     6 1/2s, November 15, 2026                                                               1,089,292
.........................................................................................................................
           125,000     6 1/4s, May 15, 2030                                                                      135,405
.........................................................................................................................
           980,000     6 1/4s, August 15, 2023                                                                 1,049,992
.........................................................................................................................
         2,430,000     6s, February 15, 2026                                                                   2,527,565
.........................................................................................................................
         2,690,000     5 3/8s, February 15, 2031                                                               2,634,075
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
         4,400,000     4 7/8s, February 15, 2012                                                               4,416,500
.........................................................................................................................
        15,590,000     4 3/8s, May 15, 2007                                                                   15,804,363
.........................................................................................................................
         6,995,000     3 1/4s, May 31, 2004                                                                    7,048,512
.........................................................................................................................
        12,200,000     2 7/8s, June 30, 2004                                                                  12,180,480
------------------------------------------------------------------------------------------------------------------------
                                                                                                              49,776,860
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and Agency
                     Obligations (cost $157,882,874)                                                        $159,354,761
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (9.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.2%)
.........................................................................................................................
          $560,000   Boeing Co. (The) deb. 6 5/8s, 2038                                                         $551,662
.........................................................................................................................
           570,000   Raytheon Co. notes 6.15s, 2008                                                              579,291
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,130,953
------------------------------------------------------------------------------------------------------------------------
Airlines (0.1%)
.........................................................................................................................
            14,275   Continental Airlines, Inc.
                     pass-through certificates Ser. 974C,
                     6.8s, 2009                                                                                   13,724
.........................................................................................................................
           110,000   Continental Airlines, Inc.
                     pass-through certificates Ser. 98-2,
                     6.32s, 2008                                                                                 109,812
.........................................................................................................................
           533,580   Continental Airlines, Inc.
                     pass-through certificates Ser. 981C,
                     6.541s, 2009                                                                                502,355
.........................................................................................................................
            90,000   Northwest Airlines, Inc. company
                     guaranty 8.52s, 2004                                                                         81,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 706,891
------------------------------------------------------------------------------------------------------------------------
Automotive (0.8%)
.........................................................................................................................
           260,000   Dana Corp. notes 9s, 2011                                                                   254,800
.........................................................................................................................
           490,000   Ford Motor Co. bonds 6 5/8s, 2028                                                           412,707
.........................................................................................................................
           895,000   Ford Motor Co. notes 7.45s, 2031                                                            831,697
.........................................................................................................................
            20,000   Ford Motor Credit Corp. notes
                     7.6s, 2005                                                                                   20,968
.........................................................................................................................
           540,000   Ford Motor Credit Corp. notes
                     7 3/8s, 2009                                                                                548,159
.........................................................................................................................
         1,150,000   Ford Motor Credit Corp. notes
                     6 1/2s, 2007                                                                              1,153,075
.........................................................................................................................
           420,000   General Motors Acceptance Corp.
                     notes 7s, 2012                                                                              419,041
.........................................................................................................................
           410,000   General Motors Acceptance Corp.
                     notes 6 1/8s, 2006                                                                          417,167
.........................................................................................................................
           460,000   General Motors Acceptance Corp. notes
                     Ser. MTN, 5.36s, 2004                                                                       466,707
.........................................................................................................................
           195,000   Visteon Corp. sr. notes 8 1/4s, 2010                                                        209,779
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,734,100
------------------------------------------------------------------------------------------------------------------------
Banking (1.5%)
.........................................................................................................................
           155,000   Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                  169,496
.........................................................................................................................
         1,110,000   Bank United Corp. notes Ser. A, 8s, 2009                                                  1,222,887
.........................................................................................................................
           270,000   BankBoston NA sub. notes Ser. BKNT,
                     6 3/8s, 2008                                                                                280,479
.........................................................................................................................
           580,000   Citicorp sub. notes 6 3/8s, 2008                                                            607,504
.........................................................................................................................
           215,000   Colonial Bank sub. notes 9 3/8s, 2011                                                       231,639
.........................................................................................................................
           325,000   Colonial Bank sub. notes 8s, 2009                                                           326,186
.........................................................................................................................
           240,000   Dime Capital Trust I bank guaranty
                     Ser. A, 9.33s, 2027                                                                         261,722
.........................................................................................................................
           840,000   First Union Capital II notes Ser. A,
                     7.95s, 2029                                                                                 905,738
.........................................................................................................................
           240,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      254,117
.........................................................................................................................
           510,000   Imperial Bank sub. notes 8 1/2s, 2009                                                       572,228
.........................................................................................................................
           455,000   JPMorgan Chase & Co. notes 5.35s, 2007                                                      459,277
.........................................................................................................................
           170,000   Merita Bank, Ltd. sub. notes 6 1/2s,
                     2006 (Finland)                                                                              179,404
.........................................................................................................................
           220,000   National City Corp. sub. notes 7.2s, 2005                                                   237,567
.........................................................................................................................
           395,000   NB Capital Trust IV company guaranty
                     8 1/4s, 2027                                                                                426,414
.........................................................................................................................
         1,310,000   Peoples Bank-Bridgeport sub. notes
                     7.2s, 2006                                                                                1,285,110
.........................................................................................................................
           550,000   PNC Funding Corp. company guaranty
                     5 3/4s, 2006                                                                                567,347
.........................................................................................................................
           585,000   Royal Bank of Scotland Group PLC FRN
                     7 3/8s, 2049 (United Kingdom)                                                               622,405
.........................................................................................................................
           250,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                               275,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,884,520
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.1%)
.........................................................................................................................
           210,000   British Sky Broadcasting PLC company
                     guaranty 8.2s, 2009 (United Kingdom)                                                        206,974
.........................................................................................................................
           440,000   News America Holdings, Inc. deb.
                     7.7s, 2025                                                                                  407,163
.........................................................................................................................
           120,000   News America, Inc. sr. notes 6 5/8s, 2008                                                   120,014
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 734,151
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.1%)
.........................................................................................................................
            10,000   CSC Holdings, Inc. deb. 7 5/8s, 2018                                                          7,161
.........................................................................................................................
           322,000   CSC Holdings, Inc. sr. sub. deb.
                     9 7/8s, 2013                                                                                239,890
.........................................................................................................................
           535,000   TCI Communications, Inc. deb. 7 7/8s,
                     2013                                                                                        481,072
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 728,123
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.2%)
.........................................................................................................................
            70,000   Airgas, Inc. company guaranty 9 1/8s, 2011                                                   73,850
.........................................................................................................................
           270,000   Equistar Chemicals LP/Equistar
                     Funding Corp. company guaranty
                     10 1/8s, 2008                                                                               257,850
.........................................................................................................................
            30,000   IMC Global, Inc. company guaranty
                     Ser. B, 10 7/8s, 2008                                                                        32,186
.........................................................................................................................
           100,000   IMC Global, Inc. notes 6.55s, 2005                                                           92,332
.........................................................................................................................
           240,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                                228,000
.........................................................................................................................
           140,000   Lyondell Chemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                        133,700
.........................................................................................................................
           170,000   Millenium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                       175,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 993,018
------------------------------------------------------------------------------------------------------------------------
Computers (0.1%)
.........................................................................................................................
           450,000   IBM Corp. deb. 7 1/8s, 2096                                                                 449,330
------------------------------------------------------------------------------------------------------------------------
Conglomerates (--%)
.........................................................................................................................
           310,000   Tyco International, Ltd. notes
                     6 3/8s, 2011 (Luxembourg)                                                                   237,150
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.3%)
.........................................................................................................................
           930,000   American General Finance notes
                     Ser. F, 5 7/8s, 2006                                                                        962,820
.........................................................................................................................
           130,000   Capital One Financial Corp. notes
                     7 1/4s, 2006                                                                                128,535
.........................................................................................................................
           845,000   Household Finance Corp. sr. unsub.
                     5 7/8s, 2009                                                                                803,865
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,895,220
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.6%)
.........................................................................................................................
           160,000   Avista Corp. sr. notes 9 3/4s, 2008                                                         170,565
.........................................................................................................................
           225,000   CILCORP, Inc. sr. notes 8.7s, 2009                                                          243,776
.........................................................................................................................
           220,000   CMS Energy Corp. sr. notes 8.9s, 2008                                                       171,600
.........................................................................................................................
           190,000   CMS Energy Corp. sr. notes 8 1/2s,
                     2011                                                                                        134,900
.........................................................................................................................
            20,000   CMS Energy Corp. sr. notes Ser. B,
                     6 3/4s, 2004                                                                                 15,000
.........................................................................................................................
           880,000   FirstEnergy Corp. notes Ser. A,
                     5 1/2s, 2006                                                                                854,093
.........................................................................................................................
           240,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                               247,200
.........................................................................................................................
           770,000   Nisource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                       793,662
.........................................................................................................................
           260,000   Northwestern Corp. 144A notes 8 3/4s,
                     2012                                                                                        231,183
.........................................................................................................................
           295,000   NRG Energy, Inc. sr. notes 6 3/4s,
                     2006                                                                                        236,920
.........................................................................................................................
           555,000   PSI Energy, Inc. 1st mtge. Ser. EEE,
                     6.65s, 2006                                                                                 568,670
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,667,569
------------------------------------------------------------------------------------------------------------------------
Electronics (--%)
.........................................................................................................................
           170,000   Sequa Corp. sr. notes 9s, 2009                                                              170,000
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
.........................................................................................................................
           130,000   Pride Petroleum Services, Inc. sr.
                     notes 9 3/8s, 2007                                                                          135,525
.........................................................................................................................
           590,000   Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                                606,555
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 742,080
------------------------------------------------------------------------------------------------------------------------
Financial (0.8%)
.........................................................................................................................
           425,000   Ace INA Holdings, Inc. company
                     guaranty 8.3s, 2006                                                                         467,462
.........................................................................................................................
           150,000   Associates Corp. sr. notes 6 1/4s, 2008                                                     156,003
.........................................................................................................................
           335,000   Associates First Capital Corp. deb.
                     6.95s, 2018                                                                                 343,362
.........................................................................................................................
           350,000   Associates First Capital Corp. sub.
                     deb. 8.15s, 2009                                                                            391,248
.........................................................................................................................
           490,000   CIT Group, Inc. sr. notes 7 3/4s, 2012                                                      490,000
.........................................................................................................................
           305,000   Conseco Financing Trust II company
                     guaranty 8.7s, 2026                                                                          54,900
.........................................................................................................................
           330,000   Conseco Finance Trust III bonds
                     8.796s, 2027                                                                                 59,400
.........................................................................................................................
            60,000   Fairfax Financial Holdings, Ltd.
                     notes 6 7/8s, 2008 (Canada)                                                                  51,600
.........................................................................................................................
           550,000   Liberty Mutual Insurance 144A notes
                     7.697s, 2097                                                                                435,380
.........................................................................................................................
           220,000   Markel Capital Trust I company
                     guaranty Ser. B, 8.71s, 2046                                                                177,030
.........................................................................................................................
           480,000   Metlife, Inc. sr. notes 5 1/4s, 2006                                                        489,429
.........................................................................................................................
           360,000   Principal Financial Group 144A notes
                     7.95s, 2004 (Australia)                                                                     386,240
.........................................................................................................................
           770,000   Sun Life Canada Capital Trust 144A
                     company guaranty 8.526s, 2049                                                               806,383
.........................................................................................................................
           390,000   TIG Capital Trust I 144A bonds
                     8.597s, 2027                                                                                156,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,464,437
------------------------------------------------------------------------------------------------------------------------
Food (0.1%)
.........................................................................................................................
           845,000   Kraft Foods, Inc. notes 4 5/8s, 2006                                                        839,262
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.1%)
.........................................................................................................................
           190,000   Mandalay Resort Group sr. sub. notes
                     Ser. B, 10 1/4s, 2007                                                                       202,825
.........................................................................................................................
            50,000   MGM Mirage, Inc. company guaranty
                     9 3/4s, 2007                                                                                 53,500
.........................................................................................................................
            90,000   MGM Mirage, Inc. company guaranty
                     8 3/8s, 2011                                                                                 92,025
.........................................................................................................................
           170,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/4s, 2009                                                                     175,950
.........................................................................................................................
            40,000   Park Place Entertainment Corp. sr.
                     notes 7 1/2s, 2009                                                                           39,000
.........................................................................................................................
           220,000   Park Place Entertainment Corp. sr.
                     sub. notes 9 3/8s, 2007                                                                     234,025
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 797,325
------------------------------------------------------------------------------------------------------------------------
Health Care (--%)
.........................................................................................................................
           170,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            180,610
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.1%)
.........................................................................................................................
           175,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                    173,688
.........................................................................................................................
            90,000   Lennar Corp. company guaranty Ser. B,
                     9.95s, 2010                                                                                  99,000
.........................................................................................................................
            80,000   Toll Corp. sr. sub. notes 8 1/4s, 2011                                                       80,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 352,688
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.5%)
.........................................................................................................................
           340,000   Morgan Stanley Dean Witter & Co. sr.
                     notes 6 3/4s, 2011                                                                          352,359
.........................................................................................................................
         2,256,000   Morgan Stanley Tracers 144A FRN
                     7.756s, 2032                                                                              2,407,603
.........................................................................................................................
           450,000   Salomon, Inc. sr. notes 6 3/4s, 2003                                                        462,335
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,222,297
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.1%)
.........................................................................................................................
           160,000   Felcor Lodging LP company guaranty
                     8 1/2s, 2008 (R)                                                                            156,000
.........................................................................................................................
           220,000   Hilton Hotels Corp. notes 8 1/4s, 2011                                                      227,600
.........................................................................................................................
           315,000   HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                        300,825
.........................................................................................................................
            30,000   HMH Properties, Inc. sr. notes
                     Ser. C, 8.45s, 2008                                                                          29,288
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 713,713
------------------------------------------------------------------------------------------------------------------------
Machinery (0.2%)
.........................................................................................................................
            30,000   Case Corp. notes 7 1/4s, 2016                                                                23,400
.........................................................................................................................
           920,000   Caterpillar, Inc. notes 6.55s, 2011                                                         968,668
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 992,068
------------------------------------------------------------------------------------------------------------------------
Media (0.1%)
.........................................................................................................................
           500,000   AOL Time Warner, Inc. bonds
                     7 5/8s, 2031                                                                                437,760
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
.........................................................................................................................
           195,000   AK Steel Corp. sr. notes 9 1/8s, 2006                                                       203,775
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.1%)
.........................................................................................................................
            30,000   CMS Panhandle Holding Corp. sr. notes
                     6 1/2s, 2009                                                                                 23,132
.........................................................................................................................
           500,000   CMS Panhandle Holding Corp. sr. notes
                     6 1/8s, 2004                                                                                442,270
.........................................................................................................................
           145,000   Transcontinental Gas Pipeline Corp.
                     notes Ser. B, 7s, 2011                                                                      117,193
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 582,595
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.0%)
.........................................................................................................................
           360,000   Conoco Funding Co. company guaranty
                     6.35s, 2011                                                                                 373,655
.........................................................................................................................
           540,000   Conoco Funding Co. company guaranty
                     5.45s, 2006                                                                                 553,424
.........................................................................................................................
           250,000   El Paso Energy Partners L.P. company
                     guaranty Ser. B, 8 1/2s, 2011                                                               247,500
.........................................................................................................................
         1,075,000   Kerr-McGee Corp. company guaranty
                     6 7/8s, 2011                                                                              1,130,244
.........................................................................................................................
           100,000   Leviathan Gas Corp. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                       104,500
.........................................................................................................................
         1,100,000   Louis Dreyfus Natural Gas Corp. notes
                     6 7/8s, 2007                                                                              1,171,005
.........................................................................................................................
            60,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                 60,000
.........................................................................................................................
           855,000   Occidental Petroleum, Corp. 144A
                     Structured Notes (issued by STEERS
                     Credit Trust 2001) 6.019%, 2004                                                             880,650
.........................................................................................................................
           365,000   Phillips Petroleum Co. notes
                     8 3/4s, 2010                                                                                431,788
.........................................................................................................................
           190,000   Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                       212,800
.........................................................................................................................
           118,000   Port Arthur Finance Corp. company
                     guaranty 12 1/2s, 2009                                                                      129,800
.........................................................................................................................
           265,000   Union Oil Company of California
                     company guaranty 7 1/2s, 2029                                                               278,793
.........................................................................................................................
           135,000   Union Pacific Resources Group, Inc.
                     notes 7.3s, 2009                                                                            144,839
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,718,998
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.1%)
.........................................................................................................................
           130,000   Boise Cascade Corp. notes 7 1/2s, 2008                                                      133,610
.........................................................................................................................
            40,000   Norampac, Inc. sr. notes 9 1/2s, 2008
                     (Canada)                                                                                     42,400
.........................................................................................................................
           355,000   Weyerhaeuser Co. 144A bonds 7 3/8s,
                     2032                                                                                        359,413
.........................................................................................................................
           295,000   Weyerhaeuser Co. 144A notes 6 3/4s,
                     2012                                                                                        303,298
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 838,721
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.1%)
.........................................................................................................................
           500,000   AES Corp. (The) sr. notes 9 3/8s, 2010                                                      325,000
.........................................................................................................................
           100,000   AES Corp. (The) sr. notes 8 7/8s, 2011                                                       64,000
.........................................................................................................................
            30,000   Mirant Americas Generation, Inc. sr.
                     notes 8.3s, 2011                                                                             25,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 414,800
------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
.........................................................................................................................
            90,000   PRIMEDIA, Inc. company guaranty
                     8 7/8s, 2011                                                                                 66,600
------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
.........................................................................................................................
           485,000   Burlington Northern Santa Fe Corp.
                     notes 7 1/8s, 2010                                                                          522,932
.........................................................................................................................
           975,000   Norfolk Southern Corp. sr. notes
                     6 3/4s, 2011                                                                              1,024,735
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,547,667
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.2%)
.........................................................................................................................
           450,000   EOP Operating LP sr. notes 7s, 2011                                                         468,229
.........................................................................................................................
           560,000   Simon Property Group LP 144A notes
                     6 3/8s, 2007                                                                                575,943
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,044,172
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.2%)
.........................................................................................................................
           165,000   Qwest Capital Funding, Inc. company
                     guaranty 7 3/4s, 2006                                                                       100,650
.........................................................................................................................
           390,000   Qwest Capital Funding, Inc. company
                     guaranty 7 1/4s, 2011                                                                       214,500
.........................................................................................................................
           180,000   Qwest Corp. 144A notes 8 7/8s, 2012                                                         160,200
.........................................................................................................................
            30,000   US West Capital Funding, Inc. company
                     guaranty 6 1/4s, 2005                                                                        19,800
.........................................................................................................................
           765,000   Verizon Global Funding Corp. notes
                     7 1/4s, 2010                                                                                762,368
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,257,518
------------------------------------------------------------------------------------------------------------------------
Restaurants (--%)
.........................................................................................................................
            80,000   Tricon Global Restaurants, Inc. sr.
                     notes 8 7/8s, 2011                                                                           84,800
.........................................................................................................................
            80,000   Tricon Global Restaurants, Inc. sr.
                     notes 7.65s, 2008                                                                            81,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 166,000
------------------------------------------------------------------------------------------------------------------------
Retail (0.1%)
.........................................................................................................................
           280,000   JC Penney Company, Inc. notes 7.6s, 2007                                                    274,400
.........................................................................................................................
           140,000   Southland Corp. sr. sub. deb. 5s, 2003                                                      134,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 408,800
------------------------------------------------------------------------------------------------------------------------
Technology (--%)
.........................................................................................................................
            40,000   Flextronics International, Ltd. sr.
                     sub. notes 9 7/8s, 2010 (Singapore)                                                          41,600
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.4%)
.........................................................................................................................
           483,604   Calpoint Receivable Structured Trust
                     2001 144A bonds 7.44s, 2006                                                                 386,883
.........................................................................................................................
           425,000   Cingular Wireless 144A notes
                     5 5/8s, 2006                                                                                406,649
.........................................................................................................................
           300,000   France Telecom FRN 7 3/4s, 2011 (France)                                                    265,464
.........................................................................................................................
           200,000   PanAmSat Corp. 144A sr. notes
                     8 1/2s, 2012                                                                                185,546
.........................................................................................................................
           295,000   Sprint Capital Corp. company guaranty
                     8 3/4s, 2032                                                                                224,200
.........................................................................................................................
           740,000   Verizon Wireless, Inc. 144A notes
                     5 3/8s, 2006                                                                                690,287
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,159,029
------------------------------------------------------------------------------------------------------------------------
Telephone (--%)
.........................................................................................................................
           110,000   WorldCom, Inc. sr. notes 6.4s, 2005
                     (In default) (NON)                                                                           17,600
.........................................................................................................................
           820,000   WorldCom, Inc.-WorldCom Group
                     notes 7 1/2s, 2011 (In default) (NON)                                                       131,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 148,800
------------------------------------------------------------------------------------------------------------------------
Textiles (--%)
.........................................................................................................................
            60,000   Levi Strauss & Co. sr. notes 11 5/8s, 2008                                                   57,000
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
.........................................................................................................................
           430,000   Philip Morris Companies, Inc. notes
                     7.2s, 2007                                                                                  466,038
------------------------------------------------------------------------------------------------------------------------
Toys (--%)
.........................................................................................................................
            60,000   Hasbro, Inc. notes 6.15s, 2008                                                               55,200
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.2%)
.........................................................................................................................
           400,000   Browning-Ferris Industries, Inc. deb.
                     7.4s, 2035                                                                                  296,000
.........................................................................................................................
           270,000   Waste Management, Inc. notes 6 5/8s,
                     2002                                                                                        270,257
.........................................................................................................................
           545,000   Waste Management, Inc. sr. notes
                     6 1/2s, 2008                                                                                547,519
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,113,776
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $54,663,307)                                                                      $53,364,354
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Amortizing Residential Collateral Trust
.........................................................................................................................
        $4,520,000     Ser. 02-BC3, Class AIO, Interest
                       Only (IO), 6s, 2005                                                                      $394,441
.........................................................................................................................
         2,320,000     Ser. 02-BC1, Class AIO, IO, 6s, 2005                                                      170,103
.........................................................................................................................
         4,230,000     Ser. 01-BC6, Class AIO, IO, 6s, 2004                                                      292,300
.........................................................................................................................
           211,000     Ser. 02-BC1, Class M2, FRN, 2.95s, 2032                                                   208,446
.........................................................................................................................
                     Arc Net Interest Margin Trust
.........................................................................................................................
           244,852     Ser. 02-2, Class A, 7 3/4s, 2032                                                          243,984
.........................................................................................................................
           116,261     FRN Ser. 01-5A, Class A, 2.47s, 2008                                                      115,970
.........................................................................................................................
           203,526   Chase Commercial Mortgage Securities
                     Corp. Ser. 98-1, Class A1, 6.34s, 2006                                                      212,208
.........................................................................................................................
         5,007,915   Commercial Mortgage Asset Trust
                     Ser. 99-C1, Class X, IO, 1.16s, 2020                                                        288,738
.........................................................................................................................
                     Countrywide Home Loan
.........................................................................................................................
           100,000     Ser. 98-A12, Class A14, 8s, 2028                                                          107,250
.........................................................................................................................
           330,000     Ser. 98-3, Class A5, 6 3/4s, 2028                                                         340,930
.........................................................................................................................
           455,000   Countrywide Mortgage Backed
                     Securities, Inc. Ser. 93-C, Class A8,
                     6 1/2s, 2024                                                                                465,661
.........................................................................................................................
                     CS First Boston Mortgage Securities Corp.
.........................................................................................................................
           258,862     Ser. 01-CK3, Class A1, 5.26s, 2006                                                        266,540
.........................................................................................................................
            75,724     Ser. 01-CKN5, Class A1, 3.801s, 2006                                                       75,938
.........................................................................................................................
         1,230,291   DLJ Commercial Mortgage Corp.
                     Ser. 00-CKP1, Class A1A, 6.93s, 2009                                                      1,314,388
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           602,858     Ser. 02-36, Class SJ, 15 1/2s, 2031                                                       644,244
.........................................................................................................................
         1,614,000     Ser. 02-W4, Class A5, 7 1/2s, 2042                                                      1,720,928
.........................................................................................................................
           818,506     Ser. 01-T10, Class A2, 7 1/2s, 2041                                                       872,732
.........................................................................................................................
           580,708     Ser. 01-T12, Class A2, 7 1/2s, 2031                                                       619,180
.........................................................................................................................
         1,126,261     Ser. 01-T8, Class A1, 7 1/2s, 2031                                                      1,200,876
.........................................................................................................................
           942,551     Ser. 01-T7, Class A1, 7 1/2s, 2031                                                      1,004,995
.........................................................................................................................
           689,013     Ser. 00-T6, Class A1, 7 1/2s, 2030                                                        734,660
.........................................................................................................................
         1,583,552     Ser. 01-T4, Class A1, 7 1/2s, 2028                                                      1,688,462
.........................................................................................................................
           141,513     Ser. 00-4, Class SX, 6 1/2s, 2023                                                         142,220
.........................................................................................................................
         1,306,202     Ser. 02-36, Class QH, IO, 6.21s, 2031                                                     101,935
.........................................................................................................................
           495,070     Ser. 02-27, Class SQ, IO, 6.16s, 2032                                                      43,164
.........................................................................................................................
        10,729,097     Ser. 01-T12, IO, 0.5715s, 2041                                                            197,818
.........................................................................................................................
         8,255,481     Ser. 02-T1, IO, 0.4261s, 2031                                                             114,158
.........................................................................................................................
            61,605     Ser. 01-T7, PO, zero %, 2031                                                               41,121
.........................................................................................................................
            50,490     Ser. 00-T6, PO, zero %, 2030                                                               33,702
.........................................................................................................................
            35,371     Ser. 01-T3, PO, zero %, 2029                                                               23,610
.........................................................................................................................
           181,019     Ser. 01-T4, PO, zero %, 2028                                                              120,830
.........................................................................................................................
            12,467     Ser. 01-T1, PO, zero %, 2028                                                                8,322
.........................................................................................................................
         1,485,000   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                          1,654,759
.........................................................................................................................
            60,000   First Union National Bank Commercial
                     Mortgage 144A Ser. 01-C4, Class F,
                     6.79s, 2033                                                                                  63,527
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           565,000     Ser. 2028, Class SG, IO, 11.25s, 2023                                                     160,319
.........................................................................................................................
         1,280,508     Ser. 216, IO, 6s, 2032                                                                    359,743
.........................................................................................................................
            70,000   GE Capital Mortgage Services, Inc.
                     Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                          72,143
.........................................................................................................................
           970,536   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 4.09s, 2014                                                                       970,536
.........................................................................................................................
            84,179   General Growth Properties-Mall
                     Properties Trust 144A Ser. 01-C1A,
                     Class D2, 5.89s, 2011                                                                        84,811
.........................................................................................................................
           794,000   GMAC Commercial Mortgage Securities,
                     Inc. Ser. 97-C2, Class A2, 6.55s, 2007                                                      831,963
.........................................................................................................................
           535,000   GS Mortgage Securities Corp. II
                     Ser. 01-LIB, Class A2, 6.615s, 2016                                                         543,653
.........................................................................................................................
           160,000   LB Commercial Conduit Mortgage Trust
                     Ser. 1999-C2, Class B, 7.425s, 2009                                                         176,612
.........................................................................................................................
           790,000   LB-UBS Commercial Mortgage Trust
                     Ser. 01-C3, Class A2, 6.37s, 2011                                                           828,636
.........................................................................................................................
         3,920,390   LB-UBS Commercial Mortgage Trust
                     144A Ser. 01-C7, Class XCL, IO,
                     0.829s, 2033                                                                                157,678
.........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc.
.........................................................................................................................
           160,000     Ser. 96-C2, Class E, 6.96s, 2028                                                          158,188
.........................................................................................................................
           112,771     Ser. 98-C2, Class A1, 6.22s, 2030                                                         117,315
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
            85,000     Ser. 00, Class B, 7.638s, 2010                                                             95,426
.........................................................................................................................
            80,225     Ser. 01-IQA, Class A1, 4.57s, 2006                                                         81,195
.........................................................................................................................
                     Morgan Stanley Dean Witter
                     Capital I 144A
.........................................................................................................................
           114,459     FRB Ser. 01-XLF, Class D, 3.6s, 2013                                                      114,298
.........................................................................................................................
            75,588     FRB Ser. 01-XLF, Class E, 3.314s, 2013                                                     74,796
.........................................................................................................................
           250,000   Starwood Asset Receivables Trust
                     Ser. 02-1A, Class F, FRN, 3.34s, 2020                                                       249,688
.........................................................................................................................
           376,048   TIAA Retail Commercial Mortgage Trust
                     Ser. 1999-1, Class A, 7.17s, 2032                                                           402,409
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage
                     Obligations (cost $20,737,672)                                                          $21,007,549
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $165,000   Advanta Mortgage Loan Trust
                     Ser. 00-1, Class A4, 8.61s, 2028                                                           $178,151
.........................................................................................................................
           363,000   Amortizing Residential Collateral
                     Trust Ser. 02-BC3, Class NIM, 7s, 2032                                                      358,992
.........................................................................................................................
           233,447   Arc Net Interest Margin Trust 144A
                     Ser. 02-1A, Class A, 7 3/4s, 2032                                                           233,031
.........................................................................................................................
           191,836   Asset Backed Funding Corp. NIM Trust
                     Ser. 02-WF1, 9.32s, 2032                                                                    189,948
.........................................................................................................................
           576,000   Asset Backed Securities Corp. Home
                     Equity Loan Trust Ser. 02-HE2, Class
                     M2, FRN, 2.97s, 2032                                                                        575,999
.........................................................................................................................
         3,268,000   Asset Backed Securities Corp. Home
                     Equity Loan Trust, Ser. 02-HE1, Class
                     AIO, IO, 6 1/2s, 2032                                                                       289,836
.........................................................................................................................
           609,000   Bank One Issuance Trust Ser. 02-C1,
                     Class C1, FRN, 2.801s, 2007                                                                 609,000
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
           380,813     Ser. 01-DA, Class M3, FRN, 3.24s, 2031                                                    380,813
.........................................................................................................................
           335,000     Ser. 02-CA, Class AIO, IO, 14s, 2004                                                       53,338
.........................................................................................................................
        27,147,295   Bayview Financial Acquisition Trust
                     144A Ser. 02-XA, Class A1, IO,
                     .069s, 2005                                                                                 330,858
.........................................................................................................................
                     Chase Funding Net Interest Margin
.........................................................................................................................
           195,000     Ser. 02-1, Class Note, 8 1/2s, 2035                                                       193,362
.........................................................................................................................
           160,000     Ser. 02-C1, Class Note, 8 1/2s, 2035                                                      163,008
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
         1,480,000     Ser. 00-4, Class A6, 8.31s, 2032                                                        1,605,440
.........................................................................................................................
           665,000     Ser. 01-04, Class A4, 7.36s, 2019                                                         688,024
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
           480,000     Ser. 01-3, Class A4, 6.91s, 2031                                                          483,298
.........................................................................................................................
           300,000     Ser. 01-4, Class B1, 9.4s, 2010                                                           282,592
.........................................................................................................................
         1,254,499     Ser. 02-1, Class A, 6.681s, 2033                                                        1,288,019
.........................................................................................................................
           370,000     Ser. 02-1, Class M2, 9.546s, 2033                                                         375,269
.........................................................................................................................
         1,015,000     Ser. 02-2, Class AIO, IO, 8 1/2s, 2033                                                    358,263
.........................................................................................................................
         3,889,573   Conseco Recreational Enthusiast
                     Consumer Trust Ser. 01-A, Class APIO,
                     IO, 5s, 2025                                                                                292,838
.........................................................................................................................
           383,000   Consumer Credit Reference IDX
                     Securities Ser. 02-1A, Class A, FRB,
                     3.99s, 2007                                                                                 383,838
.........................................................................................................................
           391,396   First Plus Home Loan Trust Ser. 97-3,
                     Class B1, 7.79s, 2023                                                                       400,445
.........................................................................................................................
         1,480,000   Green Tree Financial Corp. Ser. 99-5,
                     Class A5, 7.86s, 2029                                                                     1,550,540
.........................................................................................................................
           530,000   Home Equity Asset Trust Ser. 02-1,
                     Class M2, 3.24s, 2032                                                                       527,433
.........................................................................................................................
           460,000   LNR CDO, Ltd. Ser. 02-1A, Class FFL,
                     4.589s, 2037                                                                                432,402
.........................................................................................................................
                     Madison Avenue Manufactured Housing
                     Contract
.........................................................................................................................
           338,443     Ser. 02-A, Class B1, FRN, 5.159s, 2032                                                    253,832
.........................................................................................................................
        24,667,683     Ser. 02-A, IO, 0.3s, 2032                                                                 281,366
.........................................................................................................................
           182,353   Mid-State Trust Ser. 10, Class B,
                     7.54s, 2026                                                                                 181,270
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
            89,000     Ser. 01-AM1, Class M2, FRN, 3.24s, 2032                                                    89,000
.........................................................................................................................
           125,000     Ser. 01-NC3, Class B1, FRN, 4.29s, 2031                                                   125,273
.........................................................................................................................
           490,000     Ser. 01-NC4, Class B1, FRN, 4.35s, 2032                                                   491,072
.........................................................................................................................
           160,000     Ser. 02-AM2, Class B1, FRN, 4.21s, 2032                                                   158,925
.........................................................................................................................
           500,000     Ser. 02-HE1, Class B1, 3.64s, 2013                                                        491,500
.........................................................................................................................
           222,250   NC Finance Trust Ser. 02-1, 9 1/4s, 2032                                                    220,740
.........................................................................................................................
           389,283   Option One Mortgage Securities Corp.
                     Ser. 02-2A, Class CFTS, 8.83s, 2032                                                         395,609
.........................................................................................................................
                     Pass-Through Amortizing Credit
                     Card Trust
.........................................................................................................................
           265,000     Ser. 02-1A, Class A3FL, 4.839s, 2012                                                      265,000
.........................................................................................................................
           420,000     Ser. 02-1A, Class A4FL, 7.339s, 2012                                                      420,000
.........................................................................................................................
           501,667   Xerox Equipment Lease Owner Trust
                     144A FRB Ser. 01-1, Class A, 3.84s, 2008                                                    501,432
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $16,111,573)                                                                      $16,099,756
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             5,270   Anthem, Inc. $6.00 cv. pfd                                                                 $437,410
.........................................................................................................................
            30,700   Ford Motor Company Capital Trust II
                     $3.25 cum. cv. pfd.                                                                       1,730,713
.........................................................................................................................
            15,000   General Motors Corp. $1.31 cv. pfd.                                                         393,750
.........................................................................................................................
            22,200   Motorola, Inc. $7.00 cv, pfd.                                                             1,007,325
.........................................................................................................................
            21,600   Travelers Property Casualty Corp.
                     $1.125 cv. pfd.                                                                             499,176
.........................................................................................................................
            10,000   TXU Corp. $4.375 cv. pfd                                                                    542,500
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $4,323,844)                                                                        $4,610,874
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $290,000   Freeport-McMoRan Copper & Gold, Inc.
                     cv. sr. notes 8 1/4s, 2006                                                                 $435,363
.........................................................................................................................
           920,000   Service Corp. International cv. sub.
                     notes 6 3/4s, 2008                                                                          906,200
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $1,382,053)                                                                        $1,341,563
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (11.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $66,681,908   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                     $66,681,907
.........................................................................................................................
         2,219,609   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1,
                     2002 to August 26, 2002 (d)                                                               2,218,260
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $68,900,167)                                                                      $68,900,167
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $663,483,992) (b)                                                                $658,090,047
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate                 Unrealized
                                              Face  Expiration   Appreciation/
                         Market Value        Value        Date  (Depreciation)
...............................................................................
S&P 500 Index
(Long)                    $21,287,150  $21,610,125      Sep-02      $(322,975)
...............................................................................
U.S. Treasury
Note 5 yr (Short)          18,154,297   17,935,563      Sep-02       (218,734)
...............................................................................
90 Day Euro
(Long)                      9,559,388    9,546,878      Sep-02         12,510
...............................................................................
U.S. Treasury
Note 5 yr (Long)            5,908,204    5,796,421      Sep-02        111,783
------------------------------------------------------------------------------
                                                                    $(417,416)
------------------------------------------------------------------------------


TBA Sales Commitments at June 30, 2002 (Unaudited)
(proceeds receivable $18,170,132)
------------------------------------------------------------------------------
                                          Principal   Settlement
Agency                                       Amount         Date      Value
...............................................................................
FHLMC, 6s, July 1, 2032                  $5,522,000      7/15/02   $5,509,907
...............................................................................
FNMA, 6 1/2s, July 1, 2032               12,135,000      7/15/02   12,370,176
...............................................................................
FNMA, 6s, July 1, 2032                      278,000      7/15/02      277,305
------------------------------------------------------------------------------
                                                                  $18,157,388
------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2002 (Unaudited)
(premium received $71,779)
------------------------------------------------------------------------------
                                              Expiration Date/         Market
Contract Amount                                   Strike Price          Value
...............................................................................
605,000  Texas Utilities (Put)                Jun. 05/ 100 USD        $33,880
...............................................................................
 22,600  Tyco International (Put)           Jul. 02/ 15.00 USD         45,426
------------------------------------------------------------------------------
                                                                      $79,306
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Global Asset Allocation Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (57.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.2%)
.........................................................................................................................
            33,028   Havas Advertising SA (France)                                                              $203,172
.........................................................................................................................
             2,000   Interpublic Group Companies, Inc.                                                            49,520
.........................................................................................................................
             3,100   Valassis Communications, Inc. (NON)                                                         113,150
.........................................................................................................................
            91,478   WPP Group PLC (United Kingdom)                                                              772,345
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,138,187
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.8%)
.........................................................................................................................
            13,500   AAR Corp.                                                                                   137,700
.........................................................................................................................
             7,500   Aviall, Inc. (NON)                                                                          105,000
.........................................................................................................................
            62,920   BAE Systems PLC (United Kingdom)                                                            321,232
.........................................................................................................................
             8,900   Boeing Co. (The)                                                                            400,500
.........................................................................................................................
             4,800   Engineered Support Systems, Inc.                                                            251,040
.........................................................................................................................
               900   General Dynamics Corp.                                                                       95,715
.........................................................................................................................
               500   Goodrich Corp.                                                                               13,660
.........................................................................................................................
               200   L-3 Communications Holdings, Inc. (NON)                                                      10,800
.........................................................................................................................
            21,100   Lockheed Martin Corp.                                                                     1,466,450
.........................................................................................................................
            10,521   Northrop Grumman Corp.                                                                    1,315,125
.........................................................................................................................
             5,100   Raytheon Co.                                                                                207,825
.........................................................................................................................
             1,600   Rockwell Collins, Inc.                                                                       43,872
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,368,919
------------------------------------------------------------------------------------------------------------------------
Agriculture (--%)
.........................................................................................................................
               500   Monsanto Co.                                                                                  8,900
------------------------------------------------------------------------------------------------------------------------
Airlines (0.1%)
.........................................................................................................................
               700   AMR Corp. (NON)                                                                              11,802
.........................................................................................................................
               300   Continental Airlines, Inc. Class B (NON)                                                      4,734
.........................................................................................................................
               300   Delta Air Lines, Inc.                                                                         6,000
.........................................................................................................................
             1,200   FedEx Corp.                                                                                  64,080
.........................................................................................................................
            10,600   Mesa Air Group, Inc. (NON)                                                                   97,520
.........................................................................................................................
            23,500   Southwest Airlines Co.                                                                      379,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 563,896
------------------------------------------------------------------------------------------------------------------------
Automotive (1.2%)
.........................................................................................................................
               600   Autoliv, Inc.                                                                                15,120
.........................................................................................................................
            24,762   Bayerische Motoren Werke (BMW)
                     AG (Germany)                                                                              1,020,787
.........................................................................................................................
             4,400   CLARCOR, Inc.                                                                               139,260
.........................................................................................................................
            19,400   Collins & Aikman Corp. (NON)                                                                176,540
.........................................................................................................................
             7,900   CSK Auto Corp. (NON)                                                                        110,126
.........................................................................................................................
             1,000   Dana Corp.                                                                                   18,530
.........................................................................................................................
            12,700   Delphi Automotive Systems Corp.                                                             167,640
.........................................................................................................................
             7,400   Dura Automotive Systems, Inc. (NON)                                                         153,550
.........................................................................................................................
             7,600   Ford Motor Co.                                                                              121,600
.........................................................................................................................
             4,200   General Motors Corp.                                                                        224,490
.........................................................................................................................
               700   Genuine Parts Co.                                                                            24,409
.........................................................................................................................
             5,200   Group 1 Automotive, Inc. (NON)                                                              198,380
.........................................................................................................................
            20,600   Honda Motor Co., Ltd. (Japan)                                                               835,344
.........................................................................................................................
             1,200   Johnson Controls, Inc.                                                                       97,932
.........................................................................................................................
               500   Lear Corp. (NON)                                                                             23,125
.........................................................................................................................
             4,680   Peugeot SA (France)                                                                         242,835
.........................................................................................................................
             7,500   Sonic Automotive, Inc. (NON)                                                                193,125
.........................................................................................................................
            28,800   Tower Automotive, Inc. (NON)                                                                401,760
.........................................................................................................................
            88,600   Toyota Motor Corp. (Japan)                                                                2,349,861
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,514,414
------------------------------------------------------------------------------------------------------------------------
Banking (6.2%)
.........................................................................................................................
            26,442   Abbey National PLC (United Kingdom)                                                         311,098
.........................................................................................................................
            45,181   Allied Irish Banks PLC (Ireland)                                                            595,120
.........................................................................................................................
             6,700   AMCORE Financial, Inc.                                                                      155,239
.........................................................................................................................
             1,000   AmSouth Bancorporation                                                                       22,380
.........................................................................................................................
               400   Astoria Financial Corp.                                                                      12,820
.........................................................................................................................
             7,800   Banco Bradesco SA ADR (Brazil)                                                              154,050
.........................................................................................................................
             5,700   Banco Itau SA ADR (Brazil)                                                                  159,600
.........................................................................................................................
            31,700   Bank of America Corp.                                                                     2,230,412
.........................................................................................................................
            17,100   Bank of Ireland (Ireland)                                                                   212,408
.........................................................................................................................
            31,600   Bank of New York Company, Inc. (The)                                                      1,066,500
.........................................................................................................................
             5,200   Bank One Corp.                                                                              200,096
.........................................................................................................................
            29,900   BankAtlantic Bancorp, Inc. Class A                                                          370,760
.........................................................................................................................
             3,700   Banknorth Group, Inc.                                                                        96,274
.........................................................................................................................
            22,200   Barclays PLC (United Kingdom)                                                               186,757
.........................................................................................................................
             3,976   Bayerische Vereinsbank AG (Germany)                                                         129,555
.........................................................................................................................
             7,800   BB&T Corp.                                                                                  301,080
.........................................................................................................................
            19,396   BNP Paribas SA (France)                                                                   1,072,490
.........................................................................................................................
            17,900   Centennial Bancorp                                                                          141,052
.........................................................................................................................
            30,475   Charter One Financial, Inc.                                                               1,047,731
.........................................................................................................................
            99,900   Citigroup, Inc.                                                                           3,871,125
.........................................................................................................................
             8,400   Citizens Banking Corp.                                                                      240,576
.........................................................................................................................
            23,000   Colonial Bancgroup Inc.                                                                     345,000
.........................................................................................................................
            19,105   Comerica, Inc.                                                                            1,173,047
.........................................................................................................................
             9,000   Community First Bankshares                                                                  234,810
.........................................................................................................................
            45,597   Danske Bank A/S (Denmark)                                                                   839,763
.........................................................................................................................
            34,001   DBS Group Holdings, Ltd. (Singapore)                                                        238,685
.........................................................................................................................
            18,800   Doral Financial Corp.                                                                       627,732
.........................................................................................................................
             5,100   Downey Financial Corp.                                                                      241,230
.........................................................................................................................
            10,800   Fifth Third Bancorp                                                                         719,820
.........................................................................................................................
             5,400   First Midwest Bancorp, Inc.                                                                 150,012
.........................................................................................................................
               700   First Tennessee National Corp.                                                               26,810
.........................................................................................................................
             9,700   FirstFed Financial Corp. (NON)                                                              281,300
.........................................................................................................................
            11,200   Flagstar Bancorp, Inc.                                                                      258,720
.........................................................................................................................
            12,100   FleetBoston Financial Corp.                                                                 391,435
.........................................................................................................................
               500   Golden State Bancorp, Inc.                                                                   18,125
.........................................................................................................................
               300   Golden West Financial Corp.                                                                  20,634
.........................................................................................................................
             3,100   Greenpoint Financial Corp.                                                                  152,210
.........................................................................................................................
            14,800   Grupo Financiero BBVA bancomer SA
                     de CV (Mexico) (NON)                                                                         12,105
.........................................................................................................................
            22,526   HSBC Holdings PLC (United Kingdom)                                                          259,017
.........................................................................................................................
            30,200   Hudson United Bancorp                                                                       862,512
.........................................................................................................................
               300   Huntington Bancshares, Inc.                                                                   5,826
.........................................................................................................................
             7,100   Independent Bank Corp. -Massachusetts                                                       162,519
.........................................................................................................................
             2,615   Independent Bank Corp. -Michigan                                                             82,529
.........................................................................................................................
             1,100   Investors Financial Services Corp.                                                           36,894
.........................................................................................................................
            17,400   Irwin Financial Corp.                                                                       349,740
.........................................................................................................................
            23,000   JPMorgan Chase & Co.                                                                        780,160
.........................................................................................................................
             3,500   Kookmin Bank ADR (South Korea)                                                              172,025
.........................................................................................................................
             5,300   M&T Bank Corp.                                                                              454,528
.........................................................................................................................
             2,600   MAF Bancorp, Inc.                                                                            97,760
.........................................................................................................................
             2,700   Marshall & Ilsley Corp.                                                                      83,511
.........................................................................................................................
            18,100   Mellon Financial Corp.                                                                      568,883
.........................................................................................................................
             2,000   Mercantile Bankshares Corp.                                                                  82,060
.........................................................................................................................
             4,500   National City Corp.                                                                         149,625
.........................................................................................................................
               700   National Commerce Financial Corp.                                                            18,410
.........................................................................................................................
            46,047   Nordea AB (Sweden)                                                                          250,607
.........................................................................................................................
               900   North Fork Bancorporation, Inc.                                                              35,829
.........................................................................................................................
               200   Northern Trust Corp.                                                                          8,812
.........................................................................................................................
            59,000   Overseas-Chinese Banking Corp.
                     (Singapore)                                                                                 390,795
.........................................................................................................................
             1,500   PNC Financial Services Group                                                                 78,420
.........................................................................................................................
             1,200   Prosperity Bancshares, Inc.                                                                  22,200
.........................................................................................................................
            10,500   Provident Bankshares Corp.                                                                  248,745
.........................................................................................................................
             2,800   R&G Financial Corp. Class B                                                                  45,584
.........................................................................................................................
               400   Regions Financial Corp.                                                                      14,060
.........................................................................................................................
            24,200   Republic Bancorp, Inc.                                                                      361,548
.........................................................................................................................
            75,085   Sanpaolo IMI SpA (Italy)                                                                    753,252
.........................................................................................................................
             9,300   Sky Financial Group, Inc.                                                                   196,695
.........................................................................................................................
            13,933   Societe Generale (France)                                                                   917,622
.........................................................................................................................
             2,100   Sovereign Bancorp, Inc.                                                                      31,395
.........................................................................................................................
             1,200   State Street Corp.                                                                           53,640
.........................................................................................................................
               700   Sterling Bancorp                                                                             24,990
.........................................................................................................................
            20,700   Sterling Bancshares, Inc.                                                                   305,739
.........................................................................................................................
               700   SunTrust Banks, Inc.                                                                         47,404
.........................................................................................................................
            37,308   Svenska Handelsbanken AB Class A
                     (Sweden)                                                                                    570,558
.........................................................................................................................
               200   TCF Financial Corp.                                                                           9,820
.........................................................................................................................
               900   Texas Regional Bancshares, Inc.                                                              43,794
.........................................................................................................................
            10,409   Toronto-Dominion Bank (Canada)                                                              245,852
.........................................................................................................................
            13,200   Trustmark Corp.                                                                             337,260
.........................................................................................................................
            92,814   U.S. Bancorp                                                                              2,167,207
.........................................................................................................................
             2,700   UCBH Holdings, Inc.                                                                         102,627
.........................................................................................................................
             9,740   Unibanco-Uniao de Bancos Brasileiros
                     SA GDR (Brazil)                                                                             160,710
.........................................................................................................................
               700   UnionBanCal Corp.                                                                            32,795
.........................................................................................................................
            35,000   United Overseas Bank, Ltd. (Singapore)                                                      251,642
.........................................................................................................................
            28,500   Wachovia Corp.                                                                            1,088,130
.........................................................................................................................
            16,310   Washington Federal, Inc.                                                                    411,991
.........................................................................................................................
            24,400   Washington Mutual, Inc.                                                                     905,484
.........................................................................................................................
            11,100   Webster Financial Corp.                                                                     424,464
.........................................................................................................................
            18,500   Wells Fargo & Co.                                                                           926,110
.........................................................................................................................
             3,500   Westamerica Bancorporation                                                                  137,130
.........................................................................................................................
               300   Wilmington Trust Corp.                                                                        9,150
.........................................................................................................................
             3,500   Zions Bancorporation                                                                        182,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,268,971
------------------------------------------------------------------------------------------------------------------------
Beverage (1.1%)
.........................................................................................................................
            15,400   Anheuser-Busch Companies, Inc.                                                              770,000
.........................................................................................................................
             1,650   Brown-Forman Corp. Class B                                                                  113,850
.........................................................................................................................
            20,000   Coca-Cola Co. (The)                                                                       1,120,000
.........................................................................................................................
            18,100   Coca-Cola Enterprises, Inc.                                                                 399,648
.........................................................................................................................
            17,162   Companhia de Bebidas das Americas
                     (AmBev) ADR (Brazil)                                                                        266,697
.........................................................................................................................
            51,150   Diageo PLC (United Kingdom)                                                                 664,156
.........................................................................................................................
             6,200   Fomento Economico Mexicano SA
                     de CV ADR (Mexico)                                                                          243,164
.........................................................................................................................
            23,400   Pepsi Bottling Group, Inc. (The)                                                            720,720
.........................................................................................................................
            26,000   PepsiCo, Inc.                                                                             1,253,200
.........................................................................................................................
            63,677   South African Breweries PLC (United
                     Kingdom)                                                                                    498,320
.........................................................................................................................
            21,600   South African Breweries PLC 144A
                     (United Kingdom)                                                                            169,036
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,218,791
------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.7%)
.........................................................................................................................
             2,470   Albany Molecular Research, Inc. (NON)                                                        52,216
.........................................................................................................................
            34,300   Amgen, Inc. (NON)                                                                         1,436,484
.........................................................................................................................
             6,000   Applied Molecular Evolution, Inc. (NON)                                                      34,680
.........................................................................................................................
             2,200   Avigen, Inc. (NON)                                                                           20,702
.........................................................................................................................
               500   Biogen, Inc. (NON)                                                                           20,715
.........................................................................................................................
               200   Celgene Corp. (NON)                                                                           3,060
.........................................................................................................................
             1,800   Chiron Corp. (NON)                                                                           63,630
.........................................................................................................................
             9,900   Connetics Corp. (NON)                                                                       127,898
.........................................................................................................................
            16,000   Corixa Corp. (NON)                                                                          109,600
.........................................................................................................................
             3,200   Entremed, Inc. (NON)                                                                          9,824
.........................................................................................................................
             1,900   Exact Sciences Corp. (NON)                                                                   30,343
.........................................................................................................................
             1,400   Genentech, Inc. (NON)                                                                        46,900
.........................................................................................................................
             2,140   Genta, Inc. (NON)                                                                            17,741
.........................................................................................................................
             1,200   Genzyme Corp. (NON)                                                                          23,088
.........................................................................................................................
             8,400   Guilford Pharmaceuticals, Inc. (NON)                                                         63,336
.........................................................................................................................
               200   Human Genome Sciences, Inc. (NON)                                                             2,680
.........................................................................................................................
             3,900   IDEC Pharmaceuticals Corp. (NON)                                                            138,255
.........................................................................................................................
             2,700   IDEXX Laboratories, Inc. (NON)                                                               69,633
.........................................................................................................................
             1,500   ILEX Oncology, Inc. (NON)                                                                    21,135
.........................................................................................................................
            11,500   InterMune, Inc. (NON)                                                                       242,650
.........................................................................................................................
             9,100   Invitrogen Corp. (NON)                                                                      291,291
.........................................................................................................................
             9,000   Isis Pharmaceuticals, Inc. (NON)                                                             85,590
.........................................................................................................................
            10,625   Ligand Pharmaceuticals, Inc. Class B (NON)                                                  154,063
.........................................................................................................................
             7,600   Maxygen, Inc. (NON)                                                                          93,100
.........................................................................................................................
            15,238   MedImmune, Inc. (NON)                                                                       402,283
.........................................................................................................................
             1,800   Molecular Devices Corp. (NON)                                                                32,040
.........................................................................................................................
             4,670   Pharmacopeia, Inc. (NON)                                                                     39,784
.........................................................................................................................
             9,000   Pharmacyclics, Inc. (NON)                                                                    39,960
.........................................................................................................................
             6,100   Scios, Inc. (NON)                                                                           186,721
.........................................................................................................................
            17,100   Sequenom, Inc. (NON)                                                                         60,363
.........................................................................................................................
             8,800   Titan Pharmaceuticals, Inc. (NON)                                                            29,480
.........................................................................................................................
               500   Waters Corp. (NON)                                                                           13,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,962,595
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.8%)
.........................................................................................................................
            11,900   British Sky Broadcasting PLC 144A
                     (United Kingdom) (NON)                                                                      114,073
.........................................................................................................................
            13,900   Clear Channel Communications, Inc. (NON)                                                    445,078
.........................................................................................................................
               200   Cox Radio, Inc. Class A (NON)                                                                 4,820
.........................................................................................................................
            27,400   Echostar Communications Corp. Class A (NON)                                                 508,544
.........................................................................................................................
                50   Fuji Television Network, Inc. (Japan)                                                       289,111
.........................................................................................................................
               200   Hispanic Broadcasting Corp. (NON)                                                             5,220
.........................................................................................................................
            12,400   Mediaset SpA (Italy)                                                                         96,114
.........................................................................................................................
            38,938   News Corp., Ltd. (The) ADR (Australia)                                                      892,848
.........................................................................................................................
               560   Nippon Television Network Corp. (Japan)                                                     124,943
.........................................................................................................................
            12,854   Societe Television Francaise I (France)                                                     344,081
.........................................................................................................................
               800   Univision Communications, Inc. Class A (NON)                                                 25,120
.........................................................................................................................
            31,238   Viacom, Inc. Class B (NON)                                                                1,386,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,235,982
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.3%)
.........................................................................................................................
             7,349   American Woodmark Corp.                                                                     412,499
.........................................................................................................................
            27,100   Apogee Enterprises, Inc.                                                                    389,156
.........................................................................................................................
            19,100   Lennox International, Inc.                                                                  343,609
.........................................................................................................................
            25,000   Matsushita Electric Works, Ltd. (Japan)                                                     179,391
.........................................................................................................................
               500   Sherwin Williams Co.                                                                         14,965
.........................................................................................................................
            11,900   USG Corp. (NON)                                                                              85,085
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,424,705
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.1%)
.........................................................................................................................
            19,200   Charter Communications, Inc. Class A (NON)                                                   78,336
.........................................................................................................................
            17,700   Comcast Corp. Class A (NON)                                                                 421,968
.........................................................................................................................
             7,545   Grupo Televisa SA de CV ADR (Mexico) (NON)                                                  282,032
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 782,336
------------------------------------------------------------------------------------------------------------------------
Capital Goods (--%)
.........................................................................................................................
               400   Eaton Corp.                                                                                  29,100
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.0%)
.........................................................................................................................
             1,300   3M Co.                                                                                      159,900
.........................................................................................................................
            23,200   Airgas, Inc. (NON)                                                                          401,360
.........................................................................................................................
            13,502   Akzo-Nobel NV (Netherlands)                                                                 587,802
.........................................................................................................................
             4,500   Arch Chemicals, Inc.                                                                        111,150
.........................................................................................................................
            25,816   BASF AG (Germany)                                                                         1,196,789
.........................................................................................................................
            12,097   BOC Group PLC (United Kingdom)                                                              187,861
.........................................................................................................................
             8,332   Ciba Specialty Chemicals AG
                     (Switzerland)                                                                               667,826
.........................................................................................................................
             6,800   Dow Chemical Co. (The)                                                                      233,784
.........................................................................................................................
             9,000   E.I. du Pont de Nemours & Co.                                                               399,600
.........................................................................................................................
               300   Eastman Chemical Co.                                                                         14,070
.........................................................................................................................
            16,800   Engelhard Corp.                                                                             475,776
.........................................................................................................................
             4,600   H.B. Fuller Co.                                                                             134,734
.........................................................................................................................
               500   Hercules, Inc. (NON)                                                                          5,800
.........................................................................................................................
            18,500   Omnova Solutions, Inc. (NON)                                                                155,400
.........................................................................................................................
            18,000   PolyOne Corp.                                                                               202,500
.........................................................................................................................
             6,300   PPG Industries, Inc.                                                                        389,970
.........................................................................................................................
             3,300   Rohm & Haas Co.                                                                             133,617
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,457,939
------------------------------------------------------------------------------------------------------------------------
Coal (--%)
.........................................................................................................................
             5,300   Peabody Energy Corp.                                                                        149,990
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.5%)
.........................................................................................................................
             9,100   Actrade Financial Technologies, Ltd. (NON)                                                   94,822
.........................................................................................................................
            18,700   American Greetings Corp. Class A                                                            311,542
.........................................................................................................................
             4,400   Asatsu-DK, Inc. (Japan)                                                                      95,820
.........................................................................................................................
             4,500   Banta Corp.                                                                                 161,550
.........................................................................................................................
             9,600   Bowne & Co.                                                                                 141,504
.........................................................................................................................
             3,500   Central Garden & Pet Co. (NON)                                                               61,355
.........................................................................................................................
             3,960   Coinstar, Inc. (NON)                                                                         96,822
.........................................................................................................................
             1,000   Deluxe Corp.                                                                                 38,890
.........................................................................................................................
               300   eBay, Inc. (NON)                                                                             18,486
.........................................................................................................................
             4,000   Electro Rent Corp. (NON)                                                                     51,960
.........................................................................................................................
               600   H&R Block, Inc.                                                                              27,690
.........................................................................................................................
             5,900   John H. Harland Co.                                                                         166,380
.........................................................................................................................
               200   Macrovision Corp. (NON)                                                                       2,622
.........................................................................................................................
               300   Manpower, Inc.                                                                               11,025
.........................................................................................................................
             5,300   MPS Group, Inc. (NON)                                                                        45,050
.........................................................................................................................
            25,150   Right Managment Consultants (NON)                                                           661,420
.........................................................................................................................
               700   Sabre Holdings Corp. (NON)                                                                   25,060
.........................................................................................................................
            15,170   Securitas AB Class B (Sweden)                                                               312,082
.........................................................................................................................
             7,500   ServiceMaster Co. (The)                                                                     102,900
.........................................................................................................................
             2,100   Startek, Inc. (NON)                                                                          56,154
.........................................................................................................................
             6,400   TeleTech Holdings, Inc. (NON)                                                                61,056
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,544,190
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.5%)
.........................................................................................................................
            21,100   Arris Group, Inc. (NON)                                                                      94,528
.........................................................................................................................
             1,900   Celeritek, Inc. (NON)                                                                        12,540
.........................................................................................................................
           112,900   Cisco Systems, Inc. (NON)                                                                 1,574,955
.........................................................................................................................
               600   Comverse Technology, Inc. (NON)                                                               5,556
.........................................................................................................................
            13,500   Inter-Tel, Inc.                                                                             228,960
.........................................................................................................................
             4,900   InterDigital Communications Corp. (NON)                                                      44,345
.........................................................................................................................
            10,300   Lucent Technologies, Inc. (NON)                                                              17,098
.........................................................................................................................
            12,500   Nokia OYJ (Finland)                                                                         182,916
.........................................................................................................................
            14,997   QUALCOMM, Inc. (NON)                                                                        412,268
.........................................................................................................................
               500   Scientific-Atlanta, Inc.                                                                      8,225
.........................................................................................................................
           227,161   Telefonaktiebolaget LM Ericsson AB
                     Class B (Sweden) (NON)                                                                      343,693
.........................................................................................................................
            41,200   Terayon Communications Systems, Inc. (NON)                                                   54,796
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,979,880
------------------------------------------------------------------------------------------------------------------------
Computers (1.2%)
.........................................................................................................................
             9,900   Anixter International, Inc. (NON)                                                           232,650
.........................................................................................................................
             6,300   Avocent Corp. (NON)                                                                         100,296
.........................................................................................................................
            42,400   Dell Computer Corp. (NON)                                                                 1,108,336
.........................................................................................................................
            43,200   EMC Corp. (NON)                                                                             326,160
.........................................................................................................................
               200   Emulex Corp. (NON)                                                                            4,502
.........................................................................................................................
               800   Gateway, Inc. (NON)                                                                           3,552
.........................................................................................................................
            81,344   Hewlett-Packard Co.                                                                       1,242,936
.........................................................................................................................
             6,700   Hutchinson Technology, Inc. (NON)                                                           104,788
.........................................................................................................................
            13,800   IBM Corp.                                                                                   993,600
.........................................................................................................................
            32,400   Intertrust Technologies Corp. (NON)                                                          97,524
.........................................................................................................................
            40,254   Iomega Corp. (NON)                                                                          517,264
.........................................................................................................................
            27,710   McAfee.com Corp. (NON)                                                                      405,674
.........................................................................................................................
             1,250   Mentor Graphics Corp. (NON)                                                                  17,775
.........................................................................................................................
             9,200   NCR Corp. (NON)                                                                             318,320
.........................................................................................................................
            13,200   Network Appliance, Inc. (NON)                                                               164,208
.........................................................................................................................
             7,900   Perot Systems Corp. Class A (NON)                                                            86,031
.........................................................................................................................
            10,800   QLogic Corp. (NON)                                                                          411,480
.........................................................................................................................
             3,500   Quantum Corp. (NON)                                                                          14,700
.........................................................................................................................
             5,900   Sun Microsystems, Inc. (NON)                                                                 29,559
.........................................................................................................................
            18,700   Take-Two Interactive Software, Inc. (NON)                                                   385,033
.........................................................................................................................
             2,600   VeriSign, Inc. (NON)                                                                         18,694
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,583,082
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.4%)
.........................................................................................................................
               199   Berkshire Hathaway, Inc. Class B (NON)                                                      444,566
.........................................................................................................................
            43,700   Brambles Industries, Ltd. (Australia)                                                       231,552
.........................................................................................................................
            53,100   Brambles Industries PLC (United Kingdom)                                                    265,634
.........................................................................................................................
               400   Computershare, Ltd. (Australia)                                                              10,152
.........................................................................................................................
            13,400   Cooper Industries, Ltd. Class A                                                             526,620
.........................................................................................................................
           140,351   General Electric Co.                                                                      4,077,197
.........................................................................................................................
             8,900   Honeywell International, Inc.                                                               313,547
.........................................................................................................................
            98,206   Investor AB Class B (Sweden)                                                                860,509
.........................................................................................................................
               800   Leggett & Platt, Inc.                                                                        18,720
.........................................................................................................................
            32,441   Smiths Group PLC (United Kingdom)                                                           421,230
.........................................................................................................................
             1,300   Textron, Inc.                                                                                60,970
.........................................................................................................................
            25,000   Tyco International, Ltd. (Bermuda)                                                          337,750
.........................................................................................................................
            12,800   Walter Industries, Inc.                                                                     170,880
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,739,327
------------------------------------------------------------------------------------------------------------------------
Construction (0.5%)
.........................................................................................................................
            17,590   Cemex SA de CV ADR (Mexico)                                                                 463,672
.........................................................................................................................
            46,608   CRH PLC (Ireland)                                                                           780,052
.........................................................................................................................
             2,835   Holcim, Ltd. Class B (Switzerland)                                                          650,728
.........................................................................................................................
             8,402   Lafarge (France)                                                                            837,910
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,732,362
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.6%)
.........................................................................................................................
               300   Black & Decker Manufacturing Co.                                                             14,460
.........................................................................................................................
            35,179   Cie Financier Richemont AG
                     (Switzerland)                                                                               800,383
.........................................................................................................................
             7,633   Gucci Group NV ADR (Netherlands)                                                            722,158
.........................................................................................................................
            21,400   Sony Corp. (Japan)                                                                        1,130,263
.........................................................................................................................
             7,679   Swatch Group AG (The) (Switzerland)                                                         145,291
.........................................................................................................................
             3,210   Swatch Group AG (The) Class B
                     (Switzerland)                                                                               285,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,098,430
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.4%)
.........................................................................................................................
             4,700   Acom Co., Ltd. (Japan)                                                                      321,176
.........................................................................................................................
               100   AmeriCredit Corp. (NON)                                                                       2,805
.........................................................................................................................
             2,100   Capital One Financial Corp.                                                                 128,205
.........................................................................................................................
             1,700   Countrywide Credit Industries, Inc.                                                          82,025
.........................................................................................................................
               200   Dun & Bradstreet Corp. (NON)                                                                  6,610
.........................................................................................................................
            17,200   Household International, Inc.                                                               854,840
.........................................................................................................................
            25,300   MBNA Corp.                                                                                  836,671
.........................................................................................................................
            15,700   Metris Companies, Inc.                                                                      130,467
.........................................................................................................................
             7,300   Providian Financial Corp.                                                                    42,924
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,405,723
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.9%)
.........................................................................................................................
               600   Avon Products, Inc.                                                                          31,344
.........................................................................................................................
             7,700   Church & Dwight Co., Inc.                                                                   241,241
.........................................................................................................................
               600   Clorox Co.                                                                                   24,810
.........................................................................................................................
            19,000   Colgate-Palmolive Co.                                                                       950,950
.........................................................................................................................
            21,140   Dial Corp. (The)                                                                            423,223
.........................................................................................................................
             4,400   Elizabeth Arden, Inc. (NON)                                                                  77,000
.........................................................................................................................
            20,400   Fortune Brands, Inc.                                                                      1,142,400
.........................................................................................................................
             3,300   Gillette Co. (The)                                                                          111,771
.........................................................................................................................
             1,000   International Flavors & Fragrances, Inc.                                                     32,490
.........................................................................................................................
            21,000   KAO Corp. (Japan)                                                                           483,605
.........................................................................................................................
            13,000   Kimberly-Clark Corp.                                                                        806,000
.........................................................................................................................
             4,500   Newell Rubbermaid, Inc.                                                                     157,770
.........................................................................................................................
             4,700   Procter & Gamble Co.                                                                        419,710
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,902,314
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
.........................................................................................................................
             8,800   CDI Corp. (NON)                                                                             286,440
.........................................................................................................................
            29,650   Deutsche Post AG (Germany)                                                                  376,202
.........................................................................................................................
             5,000   Deutsche Post AG 144A (Germany)                                                              63,440
.........................................................................................................................
             2,920   Freemarkets, Inc. (NON)                                                                      41,260
.........................................................................................................................
             1,000   Hotels.com Class A (NON)                                                                     42,230
.........................................................................................................................
            21,460   Register.com (NON)                                                                          163,525
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 973,097
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (0.1%)
.........................................................................................................................
            18,000   Fuji Photo Film Companies, Ltd. (Japan)                                                     581,227
------------------------------------------------------------------------------------------------------------------------
Distribution (0.1%)
.........................................................................................................................
             9,650   Performance Food Group Co. (NON)                                                            326,749
.........................................................................................................................
             3,600   SYSCO Corp.                                                                                  97,992
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 424,741
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.5%)
.........................................................................................................................
               300   American Electric Power Company, Inc.                                                        12,006
.........................................................................................................................
             3,775   Aquila, Inc.                                                                                 30,200
.........................................................................................................................
             4,400   Black Hills Corp.                                                                           152,284
.........................................................................................................................
            11,500   Cinergy Corp.                                                                               413,885
.........................................................................................................................
             1,200   Consolidated Edison, Inc.                                                                    50,100
.........................................................................................................................
             4,700   Constellation Energy Group, Inc.                                                            137,898
.........................................................................................................................
             4,200   Dominion Resources, Inc.                                                                    278,040
.........................................................................................................................
            19,900   DPL, Inc.                                                                                   526,355
.........................................................................................................................
             1,500   DTE Energy Co.                                                                               66,960
.........................................................................................................................
            10,700   Duke Energy Corp.                                                                           332,770
.........................................................................................................................
            12,200   Edison International (NON)                                                                  207,400
.........................................................................................................................
            14,600   Entergy Corp.                                                                               619,624
.........................................................................................................................
             1,300   Exelon Corp.                                                                                 67,990
.........................................................................................................................
             5,500   FirstEnergy Corp.                                                                           183,590
.........................................................................................................................
             2,800   FPL Group, Inc.                                                                             167,972
.........................................................................................................................
           108,500   Hong Kong Electric Holdings, Ltd.
                     (Hong Kong)                                                                                 405,489
.........................................................................................................................
            33,400   Iberdrola SA (Spain)                                                                        486,443
.........................................................................................................................
            34,380   Korea Electric Power Corp. (South Korea)                                                    629,775
.........................................................................................................................
            11,900   Northeast Utilities                                                                         223,839
.........................................................................................................................
            12,900   Northwestern Corp.                                                                          218,655
.........................................................................................................................
               200   NSTAR                                                                                         8,956
.........................................................................................................................
             8,900   PG&E Corp. (NON)                                                                            159,221
.........................................................................................................................
             1,500   Pinnacle West Capital Corp.                                                                  59,250
.........................................................................................................................
            18,000   PNM Resources, Inc.                                                                         435,600
.........................................................................................................................
               200   Potomac Electric Power Co.                                                                    4,296
.........................................................................................................................
             4,800   PPL Corp.                                                                                   158,784
.........................................................................................................................
            15,100   Progress Energy, Inc.                                                                       785,351
.........................................................................................................................
             1,100   Public Service Enterprise Group, Inc.                                                        47,630
.........................................................................................................................
               300   Puget Energy, Inc.                                                                            6,195
.........................................................................................................................
            19,900   Reliant Energy, Inc.                                                                        336,310
.........................................................................................................................
           108,234   Scottish Power PLC (United Kingdom)                                                         581,856
.........................................................................................................................
            28,800   Sierra Pacific Resources                                                                    224,640
.........................................................................................................................
             1,400   TXU Corp.                                                                                    72,170
.........................................................................................................................
             8,600   UniSource Energy Corp.                                                                      159,960
.........................................................................................................................
               300   Wisconsin Energy Corp.                                                                        7,581
.........................................................................................................................
               800   XCEL Energy, Inc.                                                                            13,416
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,272,491
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.2%)
.........................................................................................................................
            62,320   ABB, Ltd. (Switzerland) (NON)                                                               555,007
.........................................................................................................................
             8,100   BE Aerospace, Inc. (NON)                                                                    106,758
.........................................................................................................................
             6,900   Emerson Electric Co.                                                                        369,219
.........................................................................................................................
            10,100   Lincoln Electric Holdings, Inc.                                                             271,690
.........................................................................................................................
             1,000   Rockwell International Corp.                                                                 19,980
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,322,654
------------------------------------------------------------------------------------------------------------------------
Electronics (2.3%)
.........................................................................................................................
             2,763   Agere Systems, Inc. Class B (NON)                                                             4,145
.........................................................................................................................
             4,400   Agilent Technologies, Inc. (NON)                                                            104,060
.........................................................................................................................
               700   American Power Conversion Corp. (NON)                                                         8,841
.........................................................................................................................
             1,300   Analog Devices, Inc. (NON)                                                                   38,610
.........................................................................................................................
             1,400   Applied Micro Circuits Corp. (NON)                                                            6,622
.........................................................................................................................
             3,800   Arrow Electronics, Inc. (NON)                                                                78,850
.........................................................................................................................
             3,600   Artisan Components, Inc. (NON)                                                               32,400
.........................................................................................................................
             3,700   Atmel Corp. (NON)                                                                            23,162
.........................................................................................................................
             1,900   Avnet, Inc.                                                                                  41,781
.........................................................................................................................
             4,700   AXT, Inc. (NON)                                                                              37,506
.........................................................................................................................
            29,700   Benchmark Electronics, Inc. (NON)                                                           861,300
.........................................................................................................................
            16,900   Broadcom Corp. Class A (NON)                                                                296,426
.........................................................................................................................
             1,772   Brooks-PRI Automation, Inc. (NON)                                                            45,292
.........................................................................................................................
            11,800   Celestica, Inc. (Canada) (NON)                                                              267,978
.........................................................................................................................
            15,200   Centillium Communications, Inc. (NON)                                                       132,544
.........................................................................................................................
             2,700   Cypress Semiconductor Corp. (NON)                                                            40,986
.........................................................................................................................
             4,800   Ducommun, Inc. (NON)                                                                        125,952
.........................................................................................................................
            22,600   ESS Technology (NON)                                                                        396,404
.........................................................................................................................
             9,400   Exar Corp. (NON)                                                                            185,368
.........................................................................................................................
            33,000   General Cable Corp.                                                                         207,900
.........................................................................................................................
             2,670   Genesis Microchip, Inc. (NON)                                                                22,268
.........................................................................................................................
            12,600   Integrated Device Technology, Inc. (NON)                                                    228,564
.........................................................................................................................
           127,900   Intel Corp.                                                                               2,336,733
.........................................................................................................................
            10,392   Intersil Corp. Class A (NON)                                                                222,181
.........................................................................................................................
            13,600   Itron, Inc. (NON)                                                                           356,728
.........................................................................................................................
            15,600   Linear Technology Corp.                                                                     490,308
.........................................................................................................................
             2,300   LSI Logic Corp. (NON)                                                                        20,125
.........................................................................................................................
            18,500   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                             367,965
.........................................................................................................................
            13,600   Maxim Integrated Products, Inc. (NON)                                                       521,288
.........................................................................................................................
               200   Measurement Specialties, Inc. (NON)                                                             600
.........................................................................................................................
             1,100   Microchip Technology, Inc. (NON)                                                             30,173
.........................................................................................................................
            14,050   Micron Technology, Inc. (NON)                                                               284,091
.........................................................................................................................
             8,200   MIPS Technologies, Inc. (NON)                                                                50,594
.........................................................................................................................
               300   Molex, Inc.                                                                                  10,059
.........................................................................................................................
            11,100   Motorola, Inc.                                                                              160,062
.........................................................................................................................
               800   National Semiconductor Corp. (NON)                                                           23,336
.........................................................................................................................
            17,165   Oak Technology, Inc. (NON)                                                                   77,757
.........................................................................................................................
            15,500   Pioneer-Standard Electronics, Inc.                                                          161,045
.........................................................................................................................
             3,400   PMC - Sierra, Inc. (NON)                                                                     31,518
.........................................................................................................................
             8,700   Rambus, Inc. (NON)                                                                           35,583
.........................................................................................................................
             1,000   RF Micro Devices, Inc. (NON)                                                                  7,620
.........................................................................................................................
             1,700   Rohm Co., Ltd. (Japan)                                                                      253,759
.........................................................................................................................
            10,711   Samsung Electronics Co., Ltd.
                     (South Korea)                                                                             2,934,154
.........................................................................................................................
             1,180   Sanmina Corp. (NON)                                                                           7,446
.........................................................................................................................
             6,600   Silicon Laboratories, Inc. (NON)                                                            184,734
.........................................................................................................................
            16,800   Skyworks Solutions, Inc. (NON)                                                               93,240
.........................................................................................................................
            13,800   Storage Technology Corp. (NON)                                                              220,386
.........................................................................................................................
            21,800   Symmetricom, Inc. (NON)                                                                      79,570
.........................................................................................................................
             4,000   Texas Instruments, Inc.                                                                      94,800
.........................................................................................................................
               500   Thermo Electron Corp. (NON)                                                                   8,250
.........................................................................................................................
             4,300   Trimble Navigation, Ltd. (NON)                                                               66,650
.........................................................................................................................
           129,000   United Microelectronics Corp. (Taiwan) (NON)                                                155,063
.........................................................................................................................
             1,600   Varian Semiconductor Equipment (NON)                                                         54,288
.........................................................................................................................
               700   Vishay Intertechnology, Inc. (NON)                                                           15,400
.........................................................................................................................
             5,500   W.W. Grainger, Inc.                                                                         275,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,818,015
------------------------------------------------------------------------------------------------------------------------
Energy (0.3%)
.........................................................................................................................
             2,300   Baker Hughes, Inc.                                                                           76,567
.........................................................................................................................
            12,300   BJ Services Co. (NON)                                                                       416,724
.........................................................................................................................
               500   ENSCO International, Inc.                                                                    13,630
.........................................................................................................................
            10,800   GlobalSantaFe Corp.                                                                         295,380
.........................................................................................................................
             4,300   GulfMark Offshore, Inc. (NON)                                                               178,063
.........................................................................................................................
             1,800   Halliburton Co.                                                                              28,692
.........................................................................................................................
             8,700   Holly Corp.                                                                                 145,725
.........................................................................................................................
               300   Nabor Industries, Ltd. (Barbados) (NON)                                                      10,590
.........................................................................................................................
             4,900   NATCO Group, Inc. (NON)                                                                      42,630
.........................................................................................................................
            11,700   Rowan Companies, Inc.                                                                       250,965
.........................................................................................................................
               200   Smith International, Inc. (NON)                                                              13,638
.........................................................................................................................
            40,300   USEC, Inc.                                                                                  354,640
.........................................................................................................................
            10,300   Veritas DGC, Inc. (NON)                                                                     129,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,957,024
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.2%)
.........................................................................................................................
             4,470   Ameron International Corp.                                                                  322,958
.........................................................................................................................
            25,999   Bouygues SA (France)                                                                        726,244
.........................................................................................................................
             3,800   EMCOR Group, Inc. (NON)                                                                     223,060
.........................................................................................................................
               400   Fluor Corp.                                                                                  15,580
.........................................................................................................................
             2,900   MasTec, Inc. (NON)                                                                           21,344
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,309,186
------------------------------------------------------------------------------------------------------------------------
Entertainment (--%)
.........................................................................................................................
            13,500   AMC Entertainment, Inc. (NON)                                                               191,700
.........................................................................................................................
               300   International Speedway Corp. Class A                                                         12,030
.........................................................................................................................
               300   Pixar, Inc. (NON)                                                                            13,230
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 216,960
------------------------------------------------------------------------------------------------------------------------
Environmental (0.1%)
.........................................................................................................................
            18,800   Tetra Technologies, Inc. (NON)                                                              499,140
------------------------------------------------------------------------------------------------------------------------
Financial (1.0%)
.........................................................................................................................
             3,100   American Express Co.                                                                        112,592
.........................................................................................................................
            16,000   Annaly Mortgage Mgmt., Inc.                                                                 310,400
.........................................................................................................................
            29,000   Anthracite Capital, Inc.                                                                    384,250
.........................................................................................................................
           238,820   Contifinancial Corp. Liquidating
                     Trust Units (NON)                                                                            11,344
.........................................................................................................................
            12,582   Dexia (Belgium)                                                                             193,930
.........................................................................................................................
            14,700   Fannie Mae                                                                                1,084,125
.........................................................................................................................
            23,800   Freddie Mac                                                                               1,456,560
.........................................................................................................................
               700   Gabelli Asset Management, Inc. (NON)                                                         25,550
.........................................................................................................................
               700   MGIC Investment Corp.                                                                        47,460
.........................................................................................................................
               400   Moody's Corp.                                                                                19,900
.........................................................................................................................
            32,700   New Century Financial Corp.                                                               1,143,519
.........................................................................................................................
             9,600   New Century Financial Corp. (Private)                                                       335,712
.........................................................................................................................
             4,600   Orix Corp. (Japan)                                                                          371,147
.........................................................................................................................
               500   SLM Corp.                                                                                    48,450
.........................................................................................................................
             1,700   St. Paul Companies, Inc. (The)                                                               66,164
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,611,103
------------------------------------------------------------------------------------------------------------------------
Food (1.0%)
.........................................................................................................................
             5,500   7-Eleven, Inc. (NON)                                                                         44,275
.........................................................................................................................
             3,715   Archer Daniels Midland Co.                                                                   47,515
.........................................................................................................................
               796   Aurora Foods, Inc. (NON)                                                                      1,194
.........................................................................................................................
            64,800   Cadbury Schweppes PLC
                     (United Kingdom)                                                                            485,382
.........................................................................................................................
               400   Campbell Soup Co.                                                                            11,064
.........................................................................................................................
            85,122   Compass Group PLC (United Kingdom)                                                          516,309
.........................................................................................................................
               700   ConAgra, Inc.                                                                                19,355
.........................................................................................................................
            11,000   Dole Food Co.                                                                               317,350
.........................................................................................................................
             5,900   General Mills, Inc.                                                                         260,072
.........................................................................................................................
             2,253   Groupe Danone (France)                                                                      309,666
.........................................................................................................................
            10,450   H.J. Heinz Co.                                                                              429,495
.........................................................................................................................
               500   Hershey Foods Corp.                                                                          31,250
.........................................................................................................................
             4,300   International Multifoods Corp.                                                              111,800
.........................................................................................................................
            19,000   Interstate Bakeries Corp.                                                                   548,720
.........................................................................................................................
                96   JM Smucker Co. (The)                                                                          3,276
.........................................................................................................................
               500   Kellogg Co.                                                                                  17,930
.........................................................................................................................
            12,800   Kraft Foods, Inc. Class A                                                                   524,160
.........................................................................................................................
             1,400   McCormick & Company, Inc.                                                                    36,050
.........................................................................................................................
             7,755   Nestle SA (Switzerland)                                                                   1,808,701
.........................................................................................................................
             5,500   Sanderson Farms, Inc.                                                                       137,555
.........................................................................................................................
             4,100   Sara Lee Corp.                                                                               84,624
.........................................................................................................................
             3,659   Tyson Foods, Inc. Class A                                                                    56,751
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,802,494
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.6%)
.........................................................................................................................
            16,000   Ameristar Casinos, Inc. (NON)                                                               464,960
.........................................................................................................................
             9,530   Argosy Gaming Co. (NON)                                                                     270,652
.........................................................................................................................
            11,600   Aztar Corp. (NON)                                                                           241,280
.........................................................................................................................
            16,100   Boyd Gaming Corp. (NON)                                                                     231,840
.........................................................................................................................
            42,900   GTECH Holdings Corp. (NON)                                                                1,095,666
.........................................................................................................................
               800   Harrah's Entertainment, Inc. (NON)                                                           35,480
.........................................................................................................................
             9,100   International Game Technology (NON)                                                         515,970
.........................................................................................................................
             5,700   Isle of Capri Casinos, Inc. (NON)                                                           115,425
.........................................................................................................................
               500   MGM Mirage, Inc. (NON)                                                                       16,875
.........................................................................................................................
             6,400   Penn National Gaming, Inc. (NON)                                                            116,160
.........................................................................................................................
            10,200   Pinnacle Entertainment, Inc. (NON)                                                          108,426
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,212,734
------------------------------------------------------------------------------------------------------------------------
Health Care (0.3%)
.........................................................................................................................
            28,516   HCA, Inc.                                                                                 1,354,510
.........................................................................................................................
             1,200   Healthsouth Corp. (NON)                                                                      15,348
.........................................................................................................................
            60,000   Paracelsus Healthcare Corp. (NON)                                                                 6
.........................................................................................................................
             1,900   Tenet Healthcare Corp. (NON)                                                                135,945
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,505,809
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.7%)
.........................................................................................................................
            10,100   aaiPharma, Inc. (NON)                                                                       227,048
.........................................................................................................................
             3,466   Accredo Health, Inc. (NON)                                                                  159,900
.........................................................................................................................
             7,000   American Medical Security Group, Inc. (NON)                                                 167,650
.........................................................................................................................
             4,800   Anthem, Inc. (NON)                                                                          323,904
.........................................................................................................................
            17,460   Apria Healthcare Group, Inc. (NON)                                                          391,104
.........................................................................................................................
            37,200   Beverly Enterprises, Inc. (NON)                                                             283,092
.........................................................................................................................
             7,050   Cardinal Health, Inc.                                                                       432,941
.........................................................................................................................
             4,070   Caremark Rx, Inc. (NON)                                                                      67,155
.........................................................................................................................
             8,250   CIGNA Corp.                                                                                 803,715
.........................................................................................................................
            14,600   Cobalt Corp.                                                                                332,880
.........................................................................................................................
            13,100   DaVita, Inc. (NON)                                                                          311,780
.........................................................................................................................
               750   Express Scripts, Inc. Class A (NON)                                                          37,583
.........................................................................................................................
            15,400   Fisher Scientific International, Inc. (NON)                                                 431,200
.........................................................................................................................
               673   Genesis Health Ventures, Inc. (NON)                                                          13,521
.........................................................................................................................
            18,000   Gentiva Health Services, Inc.                                                               161,820
.........................................................................................................................
            18,100   Health Management Assoc., Inc. (NON)                                                        364,715
.........................................................................................................................
               700   Health Net, Inc. (NON)                                                                       18,739
.........................................................................................................................
             1,400   IMS Health, Inc.                                                                             25,130
.........................................................................................................................
            13,000   Laboratory Corporation of
                     America Holdings (NON)                                                                      593,450
.........................................................................................................................
             1,000   McKesson Corp.                                                                               32,700
.........................................................................................................................
            21,970   Mid Atlantic Medical Services, Inc. (NON)                                                   688,760
.........................................................................................................................
             5,900   Oxford Health Plans, Inc. (NON)                                                             274,114
.........................................................................................................................
             9,400   Per-Se Technologies, Inc. (NON)                                                              86,471
.........................................................................................................................
             7,875   Pharmaceutical Product Development,
                     Inc. (NON)                                                                                  207,428
.........................................................................................................................
             9,000   Prime Medical Services, Inc. (NON)                                                          104,580
.........................................................................................................................
            29,900   PSS World Medical, Inc. (NON)                                                               242,190
.........................................................................................................................
               500   Quintiles Transnational Corp. (NON)                                                           6,245
.........................................................................................................................
            10,400   Select Medical Corp. (NON)                                                                  162,864
.........................................................................................................................
             9,100   Sierra Health Services, Inc. (NON)                                                          203,385
.........................................................................................................................
            14,500   Specialty Laboratories, Inc. (NON)                                                          121,800
.........................................................................................................................
             4,600   Trigon Healthcare, Inc. (NON)                                                               462,668
.........................................................................................................................
            12,200   UnitedHealth Group, Inc.                                                                  1,116,910
.........................................................................................................................
            23,000   US Oncology, Inc. (NON)                                                                     191,590
.........................................................................................................................
             7,300   Wellpoint Health Networks, Inc. (NON)                                                       568,013
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,617,045
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.2%)
.........................................................................................................................
            15,300   Champion Enterprises, Inc. (NON)                                                             85,986
.........................................................................................................................
            45,000   Fleetwood Enterprises, Inc. (NON)                                                           391,500
.........................................................................................................................
             1,110   NVR, Inc. (NON)                                                                             358,530
.........................................................................................................................
             1,200   Ryland Group, Inc.                                                                           59,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 895,716
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.1%)
.........................................................................................................................
            13,900   Applica, Inc. (NON)                                                                         172,360
.........................................................................................................................
               300   Maytag Corp.                                                                                 12,795
.........................................................................................................................
            17,600   U.S. Industries, Inc. (NON)                                                                  60,720
.........................................................................................................................
               900   Whirlpool Corp.                                                                              58,824
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 304,699
------------------------------------------------------------------------------------------------------------------------
Insurance (2.6%)
.........................................................................................................................
            25,600   ACE, Ltd. (Bermuda)                                                                         808,960
.........................................................................................................................
             2,300   AFLAC, Inc.                                                                                  73,600
.........................................................................................................................
             3,759   Allianz AG (Germany)                                                                        752,720
.........................................................................................................................
             4,500   AMBAC Financial Group, Inc.                                                                 302,400
.........................................................................................................................
               100   American Financial Group, Inc.                                                                2,390
.........................................................................................................................
            38,348   American International Group, Inc.                                                        2,616,484
.........................................................................................................................
               100   American National Insurance Co.                                                               9,630
.........................................................................................................................
             7,500   AmerUs Group Co.                                                                            278,250
.........................................................................................................................
               700   AON Corp.                                                                                    20,636
.........................................................................................................................
             1,700   Chubb Corp. (The)                                                                           120,360
.........................................................................................................................
             6,800   Commerce Group, Inc.                                                                        268,940
.........................................................................................................................
               700   Erie Indemnity Co. Class A                                                                   28,357
.........................................................................................................................
             4,100   FBL Financial Group, Inc. Class A                                                            90,815
.........................................................................................................................
            11,300   Fidelity National Financial, Inc.                                                           357,080
.........................................................................................................................
             6,000   First American Corp.                                                                        138,000
.........................................................................................................................
               100   Gallagher, Arthur J. & Co.                                                                    3,465
.........................................................................................................................
             5,800   Hartford Financial Services Group,
                     Inc. (The)                                                                                  344,926
.........................................................................................................................
            11,200   Hilb, Rogal & Hamilton Co.                                                                  506,800
.........................................................................................................................
           116,729   ING Groep NV (Netherlands)                                                                2,996,714
.........................................................................................................................
               950   Jefferson-Pilot Corp.                                                                        44,650
.........................................................................................................................
               600   Lincoln National Corp.                                                                       25,200
.........................................................................................................................
               900   Loews Corp.                                                                                  47,691
.........................................................................................................................
               800   Loews Corp. - Carolina Group                                                                 21,640
.........................................................................................................................
             3,100   MBIA, Inc.                                                                                  175,243
.........................................................................................................................
               700   Metlife, Inc.                                                                                20,160
.........................................................................................................................
             7,780   Muenchener Rueckversicherungs-
                     Gesellschaft AG (Germany)                                                                 1,839,832
.........................................................................................................................
             8,900   PMI Group, Inc. (The)                                                                       339,980
.........................................................................................................................
            14,200   Radian Group, Inc.                                                                          693,670
.........................................................................................................................
             5,400   Stewart Information Services (NON)                                                          110,970
.........................................................................................................................
            32,004   Sun Life Financial Services of
                     Canada, Inc. (Canada)                                                                       692,775
.........................................................................................................................
               400   Torchmark Corp.                                                                              15,280
.........................................................................................................................
             4,900   UnumProvident Corp.                                                                         124,705
.........................................................................................................................
             9,900   XL Capital, Ltd. Class A (Bermuda)                                                          838,530
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,710,853
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.8%)
.........................................................................................................................
               300   Bear Stearns Companies, Inc. (The)                                                           18,360
.........................................................................................................................
            12,070   BlackRock, Inc. (NON)                                                                       534,701
.........................................................................................................................
             3,600   Charles Schwab Corp. (The)                                                                   40,320
.........................................................................................................................
               500   Federated Investors, Inc.                                                                    17,285
.........................................................................................................................
             6,500   Goldman Sachs Group, Inc. (The)                                                             476,775
.........................................................................................................................
               300   Investment Technology Group, Inc. (NON)                                                       9,810
.........................................................................................................................
             1,409   Julius Baer Holdings, Ltd. AG Class B
                     (Switzerland)                                                                               404,858
.........................................................................................................................
               200   Legg Mason, Inc.                                                                              9,868
.........................................................................................................................
             6,600   Lehman Brothers Holdings, Inc.                                                              412,632
.........................................................................................................................
            29,400   Merrill Lynch & Company, Inc.                                                             1,190,700
.........................................................................................................................
            17,600   Morgan Stanley Dean Witter & Co.                                                            758,208
.........................................................................................................................
            97,000   Nikko Securities Co., Ltd. (Japan)                                                          489,654
.........................................................................................................................
               600   SEI Investments Co.                                                                          16,902
.........................................................................................................................
             1,000   Stilwell Financial, Inc.                                                                     18,200
.........................................................................................................................
             1,350   Student Loan Corp.                                                                          111,834
.........................................................................................................................
               300   T Rowe Price Group, Inc.                                                                      9,864
.........................................................................................................................
             2,590   UBS AG (Switzerland)                                                                        130,301
.........................................................................................................................
             4,041   VS Holdings, Inc. (NON)                                                                       5,051
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,655,323
------------------------------------------------------------------------------------------------------------------------
Leisure (0.2%)
.........................................................................................................................
               300   Brunswick Corp.                                                                               8,400
.........................................................................................................................
            10,200   Harley-Davidson, Inc.                                                                       522,954
.........................................................................................................................
             5,200   Johnson Outdoors, Inc. Class A (NON)                                                         87,516
.........................................................................................................................
             2,900   Thor Industries, Inc.                                                                       206,654
.........................................................................................................................
             8,400   Winnebago Industries, Inc.                                                                  369,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,195,124
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
.........................................................................................................................
            10,132   Accor SA (France)                                                                           410,878
.........................................................................................................................
            24,300   Cendant Corp. (NON)                                                                         385,884
.........................................................................................................................
             7,500   Choice Hotels International, Inc. (NON)                                                     150,075
.........................................................................................................................
            55,100   Hilton Group PLC (United Kingdom)                                                           191,667
.........................................................................................................................
             1,800   Host Marriott Corp.                                                                          20,340
.........................................................................................................................
             6,100   Marriott International, Inc. Class A                                                        232,105
.........................................................................................................................
             7,700   Royal Caribbean Cruises, Ltd.                                                               150,150
.........................................................................................................................
             6,800   Scientific Games Corp. Class A (NON)                                                         53,992
.........................................................................................................................
             1,000   Starwood Hotels & Resorts
                     Worldwide, Inc.                                                                              32,890
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,627,981
------------------------------------------------------------------------------------------------------------------------
Machinery (0.3%)
.........................................................................................................................
             5,100   Applied Industrial Technologies, Inc.                                                        99,450
.........................................................................................................................
               700   Caterpillar, Inc.                                                                            34,265
.........................................................................................................................
             6,400   Gardner Denver, Inc. (NON)                                                                  128,000
.........................................................................................................................
             6,900   Ingersoll-Rand Co. Class A (Bermuda)                                                        315,054
.........................................................................................................................
             1,450   NACCO Industries, Inc. Class A                                                               84,245
.........................................................................................................................
             8,600   Parker-Hannifin Corp.                                                                       410,994
.........................................................................................................................
             3,200   Presstek, Inc. (NON)                                                                         12,800
.........................................................................................................................
            18,184   Sandvik AB (Sweden)                                                                         454,249
.........................................................................................................................
             2,800   Tecumseh Products Co. Class A                                                               148,624
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,687,681
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
.........................................................................................................................
               300   Diebold, Inc.                                                                                11,172
.........................................................................................................................
             1,200   Dover Corp.                                                                                  42,000
.........................................................................................................................
               120   EnPro Industries, Inc. (NON)                                                                    630
.........................................................................................................................
            16,500   Griffon Corp. (NON)                                                                         298,650
.........................................................................................................................
             1,000   Illinois Tool Works, Inc.                                                                    68,300
.........................................................................................................................
             8,100   Kaman Corp.                                                                                 135,756
.........................................................................................................................
               500   Pentair, Inc.                                                                                24,040
.........................................................................................................................
             5,500   Shaw Group, Inc. (NON)                                                                      168,850
.........................................................................................................................
             2,000   Tennant Co.                                                                                  79,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 828,598
------------------------------------------------------------------------------------------------------------------------
Media (0.5%)
.........................................................................................................................
            28,900   AOL Time Warner, Inc. (NON)                                                                 425,119
.........................................................................................................................
            21,100   Fox Entertainment Group, Inc. Class A (NON)                                                 458,925
.........................................................................................................................
            66,800   Liberty Media Corp. Class A (NON)                                                           668,000
.........................................................................................................................
            20,000   USA Networks, Inc. (NON)                                                                    469,000
.........................................................................................................................
            41,200   Walt Disney Co. (The)                                                                       778,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,799,724
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.0%)
.........................................................................................................................
             2,900   Abiomed, Inc. (NON)                                                                          24,589
.........................................................................................................................
               600   Apogent Technologies, Inc. (NON)                                                             12,342
.........................................................................................................................
            15,600   Baxter International, Inc.                                                                  693,420
.........................................................................................................................
               300   Beckman Coulter, Inc.                                                                        14,970
.........................................................................................................................
             1,200   Becton, Dickinson and Co.                                                                    41,340
.........................................................................................................................
             7,600   Bio-Rad Laboratories, Inc. Class A (NON)                                                    345,876
.........................................................................................................................
             4,245   Biosite Diagnostics, Inc. (NON)                                                             119,497
.........................................................................................................................
               300   C.R. Bard, Inc.                                                                              16,974
.........................................................................................................................
             2,600   Closure Medical Corp. (NON)                                                                  36,400
.........................................................................................................................
            21,200   Cyberonics, Inc. (NON)                                                                      278,123
.........................................................................................................................
               600   Cytyc Corp. (NON)                                                                             4,572
.........................................................................................................................
               450   DENTSPLY International, Inc.                                                                 16,610
.........................................................................................................................
             5,560   Diagnostic Products Corp.                                                                   205,720
.........................................................................................................................
             5,100   Digene Corp. (NON)                                                                           59,985
.........................................................................................................................
             5,600   Inamed Corp. (NON)                                                                          151,592
.........................................................................................................................
             6,736   Intermagnetics General Corp. (NON)                                                          136,067
.........................................................................................................................
             1,140   Inverness Medical Innovations, Inc. (NON)                                                    23,028
.........................................................................................................................
            23,200   Medtronic, Inc.                                                                             994,120
.........................................................................................................................
            18,820   Mentor Corp.                                                                                690,863
.........................................................................................................................
             1,800   Microvision, Inc. (NON)                                                                       9,414
.........................................................................................................................
            11,500   Ocular Sciences, Inc. (NON)                                                                 304,750
.........................................................................................................................
             9,300   Pall Corp.                                                                                  192,975
.........................................................................................................................
            15,400   Possis Medical, Inc. (NON)                                                                  190,175
.........................................................................................................................
             2,460   Respironics, Inc. (NON)                                                                      83,763
.........................................................................................................................
               200   St. Jude Medical, Inc. (NON)                                                                 14,770
.........................................................................................................................
               700   Stryker Corp.                                                                                37,457
.........................................................................................................................
               200   Sybron Dental Specialties, Inc. (NON)                                                         3,700
.........................................................................................................................
               323   Synthes-Stratec, Inc. (Switzerland)                                                         197,560
.........................................................................................................................
            17,400   Theragenics Corp. (NON)                                                                     146,682
.........................................................................................................................
             7,160   Varian Medical Systems, Inc. (NON)                                                          290,338
.........................................................................................................................
             3,810   Zimmer Holdings, Inc. (NON)                                                                 135,865
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,473,537
------------------------------------------------------------------------------------------------------------------------
Metals (0.8%)
.........................................................................................................................
             3,400   Alcoa, Inc.                                                                                 112,710
.........................................................................................................................
            54,022   BHP Billiton PLC (United Kingdom)                                                           294,328
.........................................................................................................................
           101,009   BHP Billiton, Ltd. (Australia)                                                              583,972
.........................................................................................................................
             2,500   Carpenter Technology Corp.                                                                   72,025
.........................................................................................................................
             4,600   Cleveland-Cliffs, Inc.                                                                      126,960
.........................................................................................................................
             6,600   Companhia Vale do Rio Doce (CVRD)
                     ADR (Brazil) (NON)                                                                          182,622
.........................................................................................................................
             6,900   Companhia Vale do Rio Doce (CVRD) ADR
                     Class A (Brazil)                                                                            179,055
.........................................................................................................................
            16,180   Freeport-McMoRan Copper &
                     Gold, Inc. Class B (NON)                                                                    288,813
.........................................................................................................................
            11,900   Intermet Corp.                                                                              127,806
.........................................................................................................................
               300   Massey Energy Co.                                                                             3,810
.........................................................................................................................
               100   Newmont Mining Corp.                                                                          2,633
.........................................................................................................................
               300   Nucor Corp.                                                                                  19,512
.........................................................................................................................
             1,130   Pohang Iron & Steel Co., Ltd.
                     (South Korea)                                                                               125,608
.........................................................................................................................
            10,415   POSCO ADR (South Korea)                                                                     284,017
.........................................................................................................................
            12,400   Quanex Corp.                                                                                541,880
.........................................................................................................................
             4,400   Reliance Steel & Aluminum Co.                                                               134,200
.........................................................................................................................
             9,403   Rio Tinto PLC (United Kingdom)                                                              172,392
.........................................................................................................................
            11,775   Rio Tinto, Ltd. (Australia)                                                                 221,544
.........................................................................................................................
            32,200   Ryerson Tull, Inc.                                                                          374,486
.........................................................................................................................
             8,220   Stillwater Mining Co. (NON)                                                                 133,822
.........................................................................................................................
            16,000   Worthington Industries, Inc.                                                                289,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,271,795
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.3%)
.........................................................................................................................
             3,500   AGL Resources, Inc.                                                                          81,200
.........................................................................................................................
             3,500   Atmos Energy Corp.                                                                           82,040
.........................................................................................................................
            20,300   Dynegy, Inc. Class A                                                                        146,160
.........................................................................................................................
            12,300   El Paso Corp.                                                                               253,503
.........................................................................................................................
           120,450   Hong Kong and China Gas Co., Ltd.
                     (Hong Kong)                                                                                 159,830
.........................................................................................................................
             4,400   National Fuel Gas Co.                                                                        99,044
.........................................................................................................................
               500   NiSource, Inc.                                                                               10,915
.........................................................................................................................
             1,000   Sempra Energy                                                                                22,130
.........................................................................................................................
            18,200   Southwestern Energy Co. (NON)                                                               276,458
.........................................................................................................................
           149,000   Tokyo Gas Co., Ltd. (Japan)                                                                 413,992
.........................................................................................................................
               400   Williams Companies, Inc. (The)                                                                2,396
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,547,668
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.4%)
.........................................................................................................................
            24,000   Canon, Inc. (Japan)                                                                         907,134
.........................................................................................................................
             3,200   HON Industries, Inc.                                                                         87,104
.........................................................................................................................
            14,300   Labor Ready, Inc. (NON)                                                                      83,655
.........................................................................................................................
               400   Reynolds and Reynolds Co. (The)
                     Class A                                                                                      11,180
.........................................................................................................................
             1,000   Scansource, Inc. (NON)                                                                       61,410
.........................................................................................................................
            14,700   Standard Register Co. (The)                                                                 502,593
.........................................................................................................................
               700   Steelcase, Inc.                                                                               9,366
.........................................................................................................................
            15,700   Wallace Computer Services, Inc.                                                             337,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,999,992
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (3.6%)
.........................................................................................................................
               500   Amerada Hess Corp.                                                                           41,250
.........................................................................................................................
               400   Anadarko Petroleum Corp.                                                                     19,720
.........................................................................................................................
            11,000   Brown (Tom), Inc. (NON)                                                                     311,850
.........................................................................................................................
             1,400   Burlington Resources, Inc.                                                                   53,200
.........................................................................................................................
             7,294   Chevron Texaco Corp.                                                                        645,519
.........................................................................................................................
            27,600   Conoco, Inc.                                                                                767,280
.........................................................................................................................
             4,500   Devon Energy Corp.                                                                          221,760
.........................................................................................................................
            11,300   EOG Resources, Inc.                                                                         448,610
.........................................................................................................................
             2,400   Exco Resources, Inc. (NON)                                                                   36,216
.........................................................................................................................
            96,100   Exxon Mobil Corp.                                                                         3,932,412
.........................................................................................................................
            21,500   Frontier Oil Corp.                                                                          378,400
.........................................................................................................................
             9,550   Houston Exploration Co. (NON)                                                               276,950
.........................................................................................................................
            11,700   KEY Production Company, Inc. (NON)                                                          228,150
.........................................................................................................................
            11,600   Magnum Hunter Resources, Inc. (NON)                                                          91,524
.........................................................................................................................
            12,400   Marathon Oil Corp.                                                                          336,288
.........................................................................................................................
             8,200   Noble Corp. (NON)                                                                           316,520
.........................................................................................................................
             6,800   Nuevo Energy Co. (NON)                                                                      107,440
.........................................................................................................................
             2,300   Occidental Petroleum Corp.                                                                   68,977
.........................................................................................................................
             8,100   Patina Oil & Gas Corp.                                                                      222,183
.........................................................................................................................
            30,201   Petroleo Brasileiro SA ADR (Brazil)                                                         569,591
.........................................................................................................................
            10,240   Phillips Petroleum Co.                                                                      602,931
.........................................................................................................................
             7,200   Plains Resources, Inc. (NON)                                                                192,600
.........................................................................................................................
             3,400   Quicksilver Resources, Inc. (NON)                                                            87,890
.........................................................................................................................
            29,800   Range Resources Corp. (NON)                                                                 166,880
.........................................................................................................................
             8,900   Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                               491,903
.........................................................................................................................
           338,438   Shell Transport & Trading Co. PLC
                     (United Kingdom)                                                                          2,553,109
.........................................................................................................................
             3,700   Stone Energy Corp. (NON)                                                                    148,925
.........................................................................................................................
            20,164   Suncor Energy, Inc. (Canada)                                                                352,684
.........................................................................................................................
            26,437   TotalFinaElf SA Class B (France)                                                          4,291,480
.........................................................................................................................
            10,300   TotalFinaElf SA ADR (France)                                                                833,270
.........................................................................................................................
            17,800   Unocal Corp.                                                                                657,532
.........................................................................................................................
               455   Valero Energy Corp.                                                                          17,026
.........................................................................................................................
            16,100   Westport Resources Corp. (NON)                                                              264,040
.........................................................................................................................
            18,620   XTO Energy, Inc.                                                                            383,572
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,117,682
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.7%)
.........................................................................................................................
            32,100   Abitibi-Consolidated, Inc. (Toronto
                     Exchange) (Canada)                                                                          295,925
.........................................................................................................................
            29,400   Abitibi-Consolidated, Inc. (NYSE) (Canada)                                                  271,362
.........................................................................................................................
             5,500   Albany International Corp.                                                                  148,005
.........................................................................................................................
               200   Bemis Company, Inc.                                                                           9,500
.........................................................................................................................
             6,800   Boise Cascade Corp.                                                                         234,804
.........................................................................................................................
             1,700   Georgia-Pacific Corp.                                                                        41,786
.........................................................................................................................
             3,500   Graphic Packaging Intl. Corp. (NON)                                                           7,438
.........................................................................................................................
            13,900   International Paper Co.                                                                     605,762
.........................................................................................................................
             7,300   Kadent, Inc. (NON)                                                                          120,450
.........................................................................................................................
               600   MeadWestvaco Corp.                                                                           20,136
.........................................................................................................................
             4,600   P.H. Glatfelter Co.                                                                          86,480
.........................................................................................................................
             3,700   Rock-Tenn Co. Class A                                                                        67,895
.........................................................................................................................
               500   Sealed Air Corp. (NON)                                                                       20,135
.........................................................................................................................
             2,100   Silgan Holdings, Inc. (NON)                                                                  84,924
.........................................................................................................................
            32,700   Smurfit-Stone Container Corp. (NON)                                                         504,234
.........................................................................................................................
            16,900   Sonoco Products Co.                                                                         478,608
.........................................................................................................................
            33,767   Stora Enso OYJ (Finland)                                                                    473,116
.........................................................................................................................
               200   Temple Inland, Inc.                                                                          11,572
.........................................................................................................................
             5,900   Weyerhaeuser Co.                                                                            376,715
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,858,847
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.6%)
.........................................................................................................................
            23,800   Abbott Laboratories                                                                         896,070
.........................................................................................................................
             7,700   Allergan, Inc.                                                                              513,975
.........................................................................................................................
             6,200   Andrx Group (NON)                                                                           167,214
.........................................................................................................................
            75,132   AstraZeneca PLC (United Kingdom)                                                          3,109,852
.........................................................................................................................
             6,400   Barr Laboratories, Inc. (NON)                                                               406,592
.........................................................................................................................
            18,800   Bristol-Myers Squibb Co.                                                                    483,160
.........................................................................................................................
             8,800   Endo Pharmaceuticals Holdings, Inc. (NON)                                                    61,600
.........................................................................................................................
            10,265   Enzon, Inc. (NON)                                                                           257,857
.........................................................................................................................
               600   Forest Laboratories, Inc. (NON)                                                              42,480
.........................................................................................................................
            98,462   GlaxoSmithKline PLC (United Kingdom)                                                      2,127,795
.........................................................................................................................
               150   IVAX Corp. (NON)                                                                              1,620
.........................................................................................................................
            48,082   Johnson & Johnson                                                                         2,512,765
.........................................................................................................................
             4,200   K-V Pharmaceuticals Co. (NON)                                                               110,250
.........................................................................................................................
            16,033   King Pharmaceuticals, Inc. (NON)                                                            356,734
.........................................................................................................................
            13,500   Lilly (Eli) & Co.                                                                           761,400
.........................................................................................................................
             2,000   Medicines Co. (NON)                                                                          24,660
.........................................................................................................................
            36,500   Merck & Company, Inc.                                                                     1,848,360
.........................................................................................................................
               400   Mylan Laboratories, Inc.                                                                     12,540
.........................................................................................................................
             2,700   NaPro BioTherapeutics, Inc. (NON)                                                            17,712
.........................................................................................................................
            28,501   Novartis AG (Switzerland)                                                                 1,253,791
.........................................................................................................................
             4,400   Pain Therapeutics, Inc. (NON)                                                                36,784
.........................................................................................................................
            16,700   Perrigo Co. (NON)                                                                           217,100
.........................................................................................................................
           122,175   Pfizer, Inc.                                                                              4,276,125
.........................................................................................................................
            30,200   Pharmacia Corp.                                                                           1,130,990
.........................................................................................................................
            16,000   Sankyo Company, Ltd. (Japan)                                                                217,605
.........................................................................................................................
            33,727   Sanofi-Synthelabo SA (France)                                                             2,051,406
.........................................................................................................................
            14,300   Schering-Plough Corp.                                                                       351,780
.........................................................................................................................
            15,300   Sepracor, Inc. (NON)                                                                        146,115
.........................................................................................................................
            18,000   Shionogi & Co., Ltd. (Japan)                                                                229,637
.........................................................................................................................
             5,200   Teva Pharmaceutical Industries, Ltd.
                     ADR (Israel)                                                                                347,256
.........................................................................................................................
            28,300   Wyeth                                                                                     1,448,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,420,185
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.2%)
.........................................................................................................................
             1,600   Eastman Kodak Co.                                                                            46,672
.........................................................................................................................
            24,000   Ikon Office Solutions, Inc.                                                                 225,600
.........................................................................................................................
            16,600   Imation Corp. (NON)                                                                         494,016
.........................................................................................................................
            15,000   Olympus Optical Co., Ltd. (Japan)                                                           209,512
.........................................................................................................................
             2,500   Xerox Corp. (NON)                                                                            17,425
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 993,225
------------------------------------------------------------------------------------------------------------------------
Power Producers (--%)
.........................................................................................................................
             4,855   Mirant Corp. (NON)                                                                           35,442
------------------------------------------------------------------------------------------------------------------------
Publishing (0.2%)
.........................................................................................................................
               500   Gannett Co., Inc.                                                                            37,950
.........................................................................................................................
               400   Knight-Ridder, Inc.                                                                          25,180
.........................................................................................................................
               700   McGraw-Hill Companies, Inc. (The)                                                            41,790
.........................................................................................................................
               500   New York Times Co. (The) Class A                                                             25,750
.........................................................................................................................
               300   R. R. Donnelley & Sons Co.                                                                    8,265
.........................................................................................................................
            20,000   Singapore Press Holdings, Ltd.
                     (Singapore)                                                                                 225,317
.........................................................................................................................
             5,200   Tribune Co.                                                                                 226,200
.........................................................................................................................
            41,947   United Business Media PLC
                     (United Kingdom)                                                                            278,083
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 868,535
------------------------------------------------------------------------------------------------------------------------
Railroads (0.4%)
.........................................................................................................................
             2,500   Burlington Northern Santa Fe Corp.                                                           75,000
.........................................................................................................................
             7,670   Canadian National Railway Co. (Canada)                                                      403,674
.........................................................................................................................
             6,200   CSX Corp.                                                                                   217,310
.........................................................................................................................
                55   East Japan Railway Co. (Japan)                                                              257,447
.........................................................................................................................
            18,400   Union Pacific Corp.                                                                       1,164,352
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,117,783
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.8%)
.........................................................................................................................
             1,900   Alexandria Real Estate Equities, Inc. (R)                                                    93,746
.........................................................................................................................
            13,700   Anworth Mortgage Asset Corp. (R)                                                            191,663
.........................................................................................................................
            16,300   Archstone-Smith Trust (R)                                                                   435,210
.........................................................................................................................
               200   Avalonbay Communities, Inc. (R)                                                               9,340
.........................................................................................................................
             3,100   Brandywine Realty Trust (R)                                                                  80,290
.........................................................................................................................
             2,200   CBL & Associates Properties (R)                                                              89,100
.........................................................................................................................
           102,900   Cheung Kong Holdings, Ltd. (Hong Kong)                                                      857,511
.........................................................................................................................
               400   Duke Realty Investments, Inc. (R)                                                            11,580
.........................................................................................................................
            16,298   Equity Office Properties Trust (R)                                                          490,570
.........................................................................................................................
            27,000   Equity Residential Properties Trust (R)                                                     776,250
.........................................................................................................................
             1,700   Essex Property Trust, Inc. (R)                                                               92,990
.........................................................................................................................
             4,100   Glimcher Realty Trust (R)                                                                    75,850
.........................................................................................................................
             3,100   Health Care REIT, Inc. (R)                                                                   92,845
.........................................................................................................................
             8,900   LNR Property Corp.                                                                          307,050
.........................................................................................................................
             8,200   Meritage Corp. (NON)                                                                        374,330
.........................................................................................................................
             2,200   Mills Corp. (R)                                                                              68,200
.........................................................................................................................
             3,800   Nationwide Health Properties, Inc. (R)                                                       71,250
.........................................................................................................................
             4,000   Post Properties, Inc. (R)                                                                   120,640
.........................................................................................................................
             3,100   Prentiss Properties Trust (R)                                                                98,425
.........................................................................................................................
               253   ProLogis Trust (R)                                                                            6,578
.........................................................................................................................
             2,600   SL Green Realty Corp. (R)                                                                    92,690
.........................................................................................................................
               800   Vornado Realty Trust (R)                                                                     36,960
.........................................................................................................................
             3,500   Weingarten Realty Investors (R)                                                             123,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,596,968
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.9%)
.........................................................................................................................
            33,400   BellSouth Corp.                                                                           1,052,100
.........................................................................................................................
            80,800   Qwest Communications
                     International, Inc. (NON)                                                                   226,240
.........................................................................................................................
            61,700   SBC Communications, Inc.                                                                  1,881,850
.........................................................................................................................
            48,800   Verizon Communications, Inc.                                                              1,959,320
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,119,510
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.6%)
.........................................................................................................................
               130   AmeriKing, Inc. (NON)                                                                             1
.........................................................................................................................
             5,800   Buca, Inc. (NON)                                                                            110,490
.........................................................................................................................
             2,700   California Pizza Kitchen, Inc. (NON)                                                         66,960
.........................................................................................................................
             9,800   CBRL Group, Inc.                                                                            298,214
.........................................................................................................................
             3,300   Darden Restaurants, Inc.                                                                     81,510
.........................................................................................................................
            12,500   Lone Star Steakhouse & Saloon, Inc.                                                         294,875
.........................................................................................................................
            24,100   McDonald's Corp.                                                                            685,645
.........................................................................................................................
             7,000   Papa Johns International, Inc. (NON)                                                        233,730
.........................................................................................................................
             6,100   Sonic Corp. (NON)                                                                           191,601
.........................................................................................................................
            23,900   Starbucks Corp. (NON)                                                                       593,915
.........................................................................................................................
               600   Wendy's International, Inc.                                                                  23,898
.........................................................................................................................
            17,000   Yum! Brands, Inc. (NON)                                                                     497,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,078,089
------------------------------------------------------------------------------------------------------------------------
Retail (4.0%)
.........................................................................................................................
             8,630   1-800-FLOWERS.COM, Inc. (NON)                                                                96,311
.........................................................................................................................
             5,800   Aaron Rents, Inc.                                                                           138,910
.........................................................................................................................
             4,300   Albertsons, Inc.                                                                            130,978
.........................................................................................................................
             2,200   AnnTaylor Stores Corp. (NON)                                                                 55,858
.........................................................................................................................
             9,000   Autonation, Inc. (NON)                                                                      130,500
.........................................................................................................................
               600   AutoZone, Inc. (NON)                                                                         46,380
.........................................................................................................................
            16,598   Bed Bath & Beyond, Inc. (NON)                                                               626,409
.........................................................................................................................
               600   Best Buy Companies, Inc. (NON)                                                               21,780
.........................................................................................................................
             8,400   Blockbuster, Inc. Class A                                                                   225,960
.........................................................................................................................
            29,600   Bombay Co., Inc. (The) (NON)                                                                132,904
.........................................................................................................................
            13,300   Brown Shoe Co., Inc.                                                                        373,730
.........................................................................................................................
            10,900   Burlington Coat Factory Warehouse Corp.                                                     231,625
.........................................................................................................................
               470   Chico's FAS, Inc. (NON)                                                                      17,070
.........................................................................................................................
               200   Circuit City Stores-Circuit City Group                                                        3,750
.........................................................................................................................
               800   CVS Corp.                                                                                    24,480
.........................................................................................................................
           129,700   Dixons Group PLC (United Kingdom)                                                           378,030
.........................................................................................................................
               300   Dollar Tree Stores, Inc. (NON)                                                               11,823
.........................................................................................................................
               200   Family Dollar Stores, Inc.                                                                    7,050
.........................................................................................................................
             1,300   Fast Retailing Co., Ltd. (Japan)                                                             28,202
.........................................................................................................................
             7,800   Federated Department Stores, Inc. (NON)                                                     309,660
.........................................................................................................................
            22,700   Finish Line Class A (NON)                                                                   406,784
.........................................................................................................................
            36,600   Foot Locker, Inc. (NON)                                                                     528,870
.........................................................................................................................
             6,600   Fred's, Inc. Class A                                                                        242,748
.........................................................................................................................
             1,200   Gap, Inc. (The)                                                                              17,040
.........................................................................................................................
               700   Gart Sports Co. (NON)                                                                        19,943
.........................................................................................................................
            10,600   Goody's Family Clothing, Inc. (NON)                                                         122,218
.........................................................................................................................
             8,600   Great Atlantic & Pacific Tea Co. (NON)                                                      160,734
.........................................................................................................................
            16,700   Gymboree Corp. (The) (NON)                                                                  267,534
.........................................................................................................................
            28,000   Home Depot, Inc. (The)                                                                    1,028,440
.........................................................................................................................
             7,200   Hughes Supply, Inc.                                                                         323,280
.........................................................................................................................
             8,500   J. Jill Group, Inc. (NON)                                                                   322,575
.........................................................................................................................
            28,700   JC Penney Company, Inc.                                                                     631,974
.........................................................................................................................
             3,800   Jo-Ann Stores, Inc. Class A (NON)                                                           110,960
.........................................................................................................................
            15,000   Kenneth Cole Productions, Inc. Class A (NON)                                                425,250
.........................................................................................................................
            14,400   Kohl's Corp. (NON)                                                                        1,009,152
.........................................................................................................................
            32,000   Kroger Co. (NON)                                                                            636,800
.........................................................................................................................
            24,160   Limited Brands, Inc.                                                                        514,608
.........................................................................................................................
            12,600   Longs Drug Stores, Inc.                                                                     356,454
.........................................................................................................................
            24,300   Lowe's Companies, Inc.                                                                    1,103,220
.........................................................................................................................
             3,400   May Department Stores Co.                                                                   111,962
.........................................................................................................................
            15,298   Metro AG (Germany)                                                                          468,263
.........................................................................................................................
             8,100   Movie Gallery, Inc. (NON)                                                                   171,072
.........................................................................................................................
             9,900   Nash Finch Co.                                                                              316,404
.........................................................................................................................
            19,600   NBTY, Inc. (NON)                                                                            303,408
.........................................................................................................................
             4,600   Nu Skin Enterprises, Inc. Class A                                                            66,930
.........................................................................................................................
            52,800   Office Depot, Inc. (NON)                                                                    887,040
.........................................................................................................................
            18,500   OfficeMax, Inc. (NON)                                                                       108,965
.........................................................................................................................
             6,300   Pep Boys (The)-Manny, Moe, & Jack                                                           106,155
.........................................................................................................................
            54,100   PETsMART, Inc. (NON)                                                                        862,895
.........................................................................................................................
            11,990   Rent-A-Center, Inc. (NON)                                                                   695,540
.........................................................................................................................
             8,300   Rent-Way, Inc. (NON)                                                                        107,485
.........................................................................................................................
            12,300   Rite Aid Corp. (NON)                                                                         28,905
.........................................................................................................................
             5,100   Ross Stores, Inc.                                                                           207,825
.........................................................................................................................
             6,900   Ruddick Corp.                                                                               117,024
.........................................................................................................................
             5,600   Safeway, Inc. (NON)                                                                         163,464
.........................................................................................................................
             3,000   Sears, Roebuck & Co.                                                                        162,900
.........................................................................................................................
             4,100   Sharper Image Corp. (NON)                                                                    82,615
.........................................................................................................................
            13,300   ShopKo Stores, Inc. (NON)                                                                   268,660
.........................................................................................................................
            12,800   Skechers U.S.A., Inc. Class A (NON)                                                         276,608
.........................................................................................................................
             6,000   Staples, Inc. (NON)                                                                         118,200
.........................................................................................................................
             1,800   SUPERVALU, Inc.                                                                              44,154
.........................................................................................................................
             1,900   Target Corp.                                                                                 72,390
.........................................................................................................................
           260,093   Tesco PLC (United Kingdom)                                                                  945,370
.........................................................................................................................
            36,800   TJX Companies, Inc. (The)                                                                   721,648
.........................................................................................................................
             3,000   Tuesday Morning Corp. (NON)                                                                  55,680
.........................................................................................................................
             8,600   United Natural Foods, Inc. (NON)                                                            167,700
.........................................................................................................................
            41,190   Wal-Mart Stores, Inc.                                                                     2,265,862
.........................................................................................................................
             7,300   Walgreen Co.                                                                                281,999
.........................................................................................................................
             1,900   Weiss Markets, Inc.                                                                          69,825
.........................................................................................................................
            29,100   Wet Seal, Inc. (The) (NON)                                                                  707,130
.........................................................................................................................
               500   Whole Foods Market, Inc. (NON)                                                               24,110
.........................................................................................................................
             7,900   Williams-Sonoma, Inc. (NON)                                                                 242,214
.........................................................................................................................
             6,300   Winn Dixie Stores, Inc.                                                                      98,217
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,548,613
------------------------------------------------------------------------------------------------------------------------
Schools (--%)
.........................................................................................................................
             6,260   MemberWorks, Inc. (NON)                                                                     115,998
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.4%)
.........................................................................................................................
             1,300   Advantest Corp. (Japan)                                                                      80,918
.........................................................................................................................
            31,000   Applied Materials, Inc. (NON)                                                               589,620
.........................................................................................................................
             5,100   Cymer, Inc. (NON)                                                                           178,704
.........................................................................................................................
             7,050   DuPont Photomasks, Inc. (NON)                                                               233,778
.........................................................................................................................
             9,500   Helix Technology Corp.                                                                      195,700
.........................................................................................................................
            11,300   KLA-Tencor Corp. (NON)                                                                      497,087
.........................................................................................................................
               700   LAM Research Corp. (NON)                                                                     12,586
.........................................................................................................................
            10,100   LTX Corp. (NON)                                                                             144,228
.........................................................................................................................
               203   Mykrolis Corp. (NON)                                                                          2,397
.........................................................................................................................
             8,000   Novellus Systems, Inc. (NON)                                                                272,000
.........................................................................................................................
             7,492   Photronics, Inc. (NON)                                                                      141,898
.........................................................................................................................
            10,230   Semitool, Inc. (NON)                                                                         83,477
.........................................................................................................................
             1,300   Zygo Corp. (NON)                                                                             10,465
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,442,858
------------------------------------------------------------------------------------------------------------------------
Shipping (0.1%)
.........................................................................................................................
            25,700   Airborne, Inc.                                                                              493,440
.........................................................................................................................
             9,500   EGL, Inc. (NON)                                                                             161,120
.........................................................................................................................
               600   Expeditors International of
                     Washington, Inc.                                                                             19,896
.........................................................................................................................
             4,200   Horizon Offshore, Inc. (NON)                                                                 35,448
.........................................................................................................................
             5,900   Trico Marine Services, Inc. (NON)                                                            40,061
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 749,965
------------------------------------------------------------------------------------------------------------------------
Software (1.6%)
.........................................................................................................................
             8,800   Activision, Inc. (NON)                                                                      255,728
.........................................................................................................................
             1,000   Adobe Systems, Inc.                                                                          28,500
.........................................................................................................................
            33,300   Aether Systems, Inc. (NON)                                                                   98,235
.........................................................................................................................
             7,500   Ansys, Inc. (NON)                                                                           150,750
.........................................................................................................................
             9,600   Aspen Technology, Inc. (NON)                                                                 80,064
.........................................................................................................................
             1,000   Autodesk, Inc.                                                                               13,250
.........................................................................................................................
            22,600   Avid Technology, Inc. (NON)                                                                 209,276
.........................................................................................................................
             3,800   BEA Systems, Inc. (NON)                                                                      36,138
.........................................................................................................................
            23,900   BMC Software, Inc. (NON)                                                                    396,740
.........................................................................................................................
               800   Cadence Design Systems, Inc. (NON)                                                           12,896
.........................................................................................................................
               900   Citrix Systems, Inc. (NON)                                                                    5,436
.........................................................................................................................
            23,400   Computer Associates International, Inc.                                                     371,826
.........................................................................................................................
             1,200   Compuware Corp. (NON)                                                                         7,284
.........................................................................................................................
             2,100   Datastream Systems, Inc. (NON)                                                               14,910
.........................................................................................................................
             7,900   Documentum, Inc. (NON)                                                                       94,800
.........................................................................................................................
             5,800   Electronic Arts, Inc. (NON)                                                                 383,090
.........................................................................................................................
             5,410   FileNET Corp. (NON)                                                                          78,445
.........................................................................................................................
            31,000   J.D. Edwards & Co. (NON)                                                                    376,650
.........................................................................................................................
            20,530   Kana Communications, Inc. (NON)                                                              82,120
.........................................................................................................................
            88,100   Microsoft Corp. (NON)                                                                     4,819,070
.........................................................................................................................
             1,900   NETIQ Corp. (NON)                                                                            42,997
.........................................................................................................................
             9,500   Network Associates, Inc. (NON)                                                              183,065
.........................................................................................................................
            49,400   Oracle Corp. (NON)                                                                          467,818
.........................................................................................................................
            13,000   PeopleSoft, Inc. (NON)                                                                      193,440
.........................................................................................................................
             5,700   Pinnacle Systems, Inc. (NON)                                                                 57,570
.........................................................................................................................
             3,500   Roxio, Inc. (NON)                                                                            25,200
.........................................................................................................................
            12,000   S1 Corp. (NON)                                                                               88,680
.........................................................................................................................
             1,400   Siebel Systems, Inc. (NON)                                                                   19,908
.........................................................................................................................
               800   Symantec Corp. (NON)                                                                         26,280
.........................................................................................................................
             4,232   Synopsys, Inc. (NON)                                                                        231,956
.........................................................................................................................
             3,500   VERITAS Software Corp. (NON)                                                                 69,265
.........................................................................................................................
             1,300   Virage Logic Corp. (NON)                                                                     16,926
.........................................................................................................................
             2,500   webMethods, Inc. (NON)                                                                       24,750
.........................................................................................................................
             5,200   Websense, Inc. (NON)                                                                        132,964
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,096,027
------------------------------------------------------------------------------------------------------------------------
Staffing (--%)
.........................................................................................................................
            13,100   Kforce, Inc. (NON)                                                                           77,945
------------------------------------------------------------------------------------------------------------------------
Technology (--%)
.........................................................................................................................
            10,600   Flextronics International, Ltd.
                     (Singapore) (NON)                                                                            75,578
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.8%)
.........................................................................................................................
             2,300   Accenture, Ltd. Class A (Bermuda) (NON)                                                      43,700
.........................................................................................................................
               300   Acxiom Corp. (NON)                                                                            5,247
.........................................................................................................................
             3,200   Affiliated Computer Services, Inc.
                     Class A (NON)                                                                               151,936
.........................................................................................................................
            16,400   Automatic Data Processing, Inc.                                                             714,220
.........................................................................................................................
               600   BISYS Group, Inc. (The) (NON)                                                                19,980
.........................................................................................................................
            18,100   Carreker Corp. (NON)                                                                        208,150
.........................................................................................................................
             8,600   Checkfree Corp. (NON)                                                                       134,504
.........................................................................................................................
            10,100   Ciber, Inc. (NON)                                                                            73,225
.........................................................................................................................
             1,400   Cognizant Technology Solutions Corp. (NON)                                                   75,250
.........................................................................................................................
             4,900   Computer Sciences Corp. (NON)                                                               234,220
.........................................................................................................................
            10,300   Computer Task Group, Inc. (NON)                                                              51,191
.........................................................................................................................
             6,560   Concerto Software, Inc. (NON)                                                                41,328
.........................................................................................................................
             1,700   Concord EFS, Inc. (NON)                                                                      51,238
.........................................................................................................................
             2,200   Convergys Corp. (NON)                                                                        42,856
.........................................................................................................................
               500   CSG Systems International, Inc. (NON)                                                         9,570
.........................................................................................................................
               200   DST Systems, Inc. (NON)                                                                       9,142
.........................................................................................................................
             2,501   Electronic Data Systems Corp.                                                                92,912
.........................................................................................................................
             2,200   Fiserv, Inc. (NON)                                                                           80,762
.........................................................................................................................
            16,000   Gartner, Inc. Class A (NON)                                                                 161,600
.........................................................................................................................
            45,200   KPMG Consulting, Inc. (NON)                                                                 671,672
.........................................................................................................................
            18,100   MTS Systems Corp.                                                                           238,196
.........................................................................................................................
             3,940   Overture Services, Inc. (NON)                                                                96,136
.........................................................................................................................
            79,300   Safeguard Scientifics, Inc. (NON)                                                           158,600
.........................................................................................................................
            82,600   Silicon Graphics Corp. (NON)                                                                242,844
.........................................................................................................................
             1,100   SunGard Data Systems, Inc. (NON)                                                             29,128
.........................................................................................................................
             7,272   TietoEnator OYJ (Finland)                                                                   179,509
.........................................................................................................................
             3,200   TietoEnator OYJ 144A (Finland)                                                               78,992
.........................................................................................................................
            12,200   Unisys Corp. (NON)                                                                          109,800
.........................................................................................................................
             9,500   United Online, Inc. (NON)                                                                   114,190
.........................................................................................................................
            39,900   Unova, Inc. (NON)                                                                           258,951
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,379,049
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.6%)
.........................................................................................................................
             4,900   ALLTEL Corp.                                                                                230,300
.........................................................................................................................
               479   Arch Wireless, Inc. (NON)                                                                       479
.........................................................................................................................
            14,200   AT&T Corp.                                                                                  151,940
.........................................................................................................................
            23,649   AT&T Wireless Services, Inc. (NON)                                                          138,347
.........................................................................................................................
             5,100   Boston Communications Group (NON)                                                            41,004
.........................................................................................................................
               200   CenturyTel, Inc.                                                                              5,900
.........................................................................................................................
            11,700   Citizens Communications Co. (NON)                                                            97,812
.........................................................................................................................
             4,400   Commonwealth Telephone
                     Enterprises, Inc. (NON)                                                                     177,056
.........................................................................................................................
            14,300   General Communication, Inc. Class A (NON)                                                    95,381
.........................................................................................................................
            46,657   KT Corp. ADR (South Korea)                                                                1,010,124
.........................................................................................................................
             1,200   Nextel Communications, Inc. Class A (NON)                                                     3,852
.........................................................................................................................
             1,113   NTT DoCoMo, Inc. (Japan)                                                                  2,739,549
.........................................................................................................................
            35,090   Portugal Telecom SGPS SA (Portugal)                                                         247,732
.........................................................................................................................
             1,450   SK Telecom Co., Ltd. (South Korea)                                                          325,375
.........................................................................................................................
             9,835   SK Telecom Co., Ltd. ADR (South Korea)                                                      243,810
.........................................................................................................................
            16,200   Somera Communications, Inc. (NON)                                                           115,668
.........................................................................................................................
            32,500   Sprint Corp. (FON Group)                                                                    344,825
.........................................................................................................................
             2,800   Sprint Corp. (PCS Group) (NON)                                                               12,516
.........................................................................................................................
             8,556   TDC A/S (Denmark)                                                                           236,649
.........................................................................................................................
            41,303   Telecom Italia SpA - RNC (Italy)                                                            219,002
.........................................................................................................................
            18,221   Telefonos de Mexico SA de CV (Telmex)
                     ADR Class L (Mexico)                                                                        584,530
.........................................................................................................................
               200   Telephone and Data Systems, Inc.                                                             12,110
.........................................................................................................................
             7,900   Triton PCS Holdings, Inc. Class A (NON)                                                      30,810
.........................................................................................................................
         1,507,446   Vodafone Group PLC (United Kingdom)                                                       2,067,613
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,132,384
------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
.........................................................................................................................
             7,700   Culp, Inc. (NON)                                                                            124,047
.........................................................................................................................
               700   Jones Apparel Group, Inc. (NON)                                                              26,250
.........................................................................................................................
            11,700   Kellwood Co.                                                                                380,250
.........................................................................................................................
             3,900   Phillips-Van Heusen Corp.                                                                    60,840
.........................................................................................................................
             4,900   Steven Madden, Ltd. (NON)                                                                    97,162
.........................................................................................................................
               300   V. F. Corp.                                                                                  11,763
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 700,312
------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (--%)
.........................................................................................................................
               300   Goodyear Tire & Rubber Co. (The)                                                              5,613
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.7%)
.........................................................................................................................
            13,218   Altadis SA (Spain)                                                                          272,775
.........................................................................................................................
            22,400   BAT Industries PLC (United Kingdom)                                                         240,670
.........................................................................................................................
                42   Japan Tobacco, Inc. (Japan)                                                                 281,752
.........................................................................................................................
             8,700   Korea Tobacco & Ginseng Corp. 144A
                     GDR (South Korea)                                                                            56,463
.........................................................................................................................
            71,500   Philip Morris Companies, Inc.                                                             3,123,120
.........................................................................................................................
             1,000   R.J. Reynolds Tobacco Holdings, Inc.                                                         53,750
.........................................................................................................................
               600   UST, Inc.                                                                                    20,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,048,930
------------------------------------------------------------------------------------------------------------------------
Toys (0.2%)
.........................................................................................................................
            19,689   Action Performance Companies, Inc. (NON)                                                    622,172
.........................................................................................................................
             7,500   Department 56, Inc. (NON)                                                                   122,100
.........................................................................................................................
             5,300   Mattel, Inc.                                                                                111,724
.........................................................................................................................
             2,900   Nintendo Co., Ltd. (Japan)                                                                  427,076
.........................................................................................................................
               400   Toys R Us (NON)                                                                               6,988
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,290,060
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.1%)
.........................................................................................................................
            23,298   TPG NV (Netherlands)                                                                        526,112
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.3%)
.........................................................................................................................
             1,300   Allied Waste Industries, Inc. (NON)                                                          12,480
.........................................................................................................................
            34,500   Republic Services, Inc. (NON)                                                               657,915
.........................................................................................................................
             7,400   Stericycle, Inc. (NON)                                                                      262,034
.........................................................................................................................
            18,400   Waste Management, Inc.                                                                      479,320
.........................................................................................................................
             4,000   World Fuel Services Corp.                                                                    97,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,509,349
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.1%)
.........................................................................................................................
             9,800   Vivendi Environnement (France)                                                              302,391
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $341,901,138)                                                                    $321,439,894
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (11.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.4%)
.........................................................................................................................
          $440,000   Bombardier, Inc. 144A notes 6 3/4s,
                     2012 (Canada)                                                                              $456,827
.........................................................................................................................
           860,000   Lockheed Martin Corp. bonds
                     8 1/2s, 2029                                                                              1,027,666
.........................................................................................................................
           260,000   Raytheon Co. notes 8.3s, 2010                                                               293,644
.........................................................................................................................
           320,000   Raytheon Co. notes 6 3/4s, 2007                                                             339,078
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,117,215
------------------------------------------------------------------------------------------------------------------------
Agriculture (--%)
.........................................................................................................................
            40,000   Premium Standard Farms, Inc. sr.
                     notes 9 1/4s, 2011                                                                           38,400
------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
.........................................................................................................................
           205,934   Airbus Industries sinking fund 144A
                     8.027s, 2020                                                                                198,364
.........................................................................................................................
           100,000   Airbus Industries 144A notes Ser. D,
                     12.266s, 2020                                                                                77,148
.........................................................................................................................
           140,000   AMR Corp. deb. 9s, 2012                                                                     123,200
.........................................................................................................................
           140,000   Calair, LLC/Calair Capital Corp.
                     company guaranty 8 1/8s, 2008                                                               117,600
.........................................................................................................................
            60,000   Delta Air Lines, Inc. notes 8.3s, 2029                                                       46,800
.........................................................................................................................
           590,000   Delta Air Lines, Inc. notes 7.9s, 2009                                                      531,000
.........................................................................................................................
            60,000   Delta Air Lines, Inc. notes 7.7s, 2005                                                       52,800
.........................................................................................................................
           190,000   United AirLines, Inc. deb. 9 1/8s, 2012                                                      98,800
.........................................................................................................................
            70,000   US Air, Inc. pass-through
                     certificates Ser. 93A3, 10 3/8s, 2013                                                        42,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,287,712
------------------------------------------------------------------------------------------------------------------------
Automotive (1.0%)
.........................................................................................................................
           665,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 7.3s, 2012                                                                 697,432
.........................................................................................................................
           260,000   Dana Corp. notes 9s, 2011                                                                   254,800
.........................................................................................................................
           110,000   Dana Corp. notes 6 1/4s, 2004                                                               103,400
.........................................................................................................................
           805,000   Ford Motor Co. bonds 6 5/8s, 2028                                                           678,019
.........................................................................................................................
           270,000   Ford Motor Credit Corp. notes
                     7 3/8s, 2009                                                                                274,080
.........................................................................................................................
           765,000   Ford Motor Credit Corp. notes
                     6 1/2s, 2007                                                                                767,046
.........................................................................................................................
           435,000   Ford Motor Credit Corp. sr. notes
                     5.8s, 2009                                                                                  407,930
.........................................................................................................................
           835,000   General Motors Acceptance Corp.
                     notes 6 7/8s, 2011                                                                          827,669
.........................................................................................................................
           920,000   General Motors Acceptance Corp. notes
                     6 1/8s, 2006                                                                                936,082
.........................................................................................................................
           160,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                 163,227
.........................................................................................................................
           150,000   Lear Corp. company guaranty Ser. B,
                     7.96s, 2005                                                                                 153,114
.........................................................................................................................
           240,000   Visteon Corp. sr. notes 8 1/4s, 2010                                                        258,190
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,520,989
------------------------------------------------------------------------------------------------------------------------
Banking (1.1%)
.........................................................................................................................
         1,370,000   Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                1,498,122
.........................................................................................................................
           160,000   Bank One Corp. notes 6s, 2008                                                               165,395
.........................................................................................................................
           245,000   BankBoston NA sub. notes Ser. BKNT,
                     6 3/8s, 2008                                                                                254,508
.........................................................................................................................
           515,000   Citigroup, Inc. deb. 6 5/8s, 2028                                                           500,662
.........................................................................................................................
           410,000   Citigroup, Inc. notes 6 1/2s, 2011                                                          426,753
.........................................................................................................................
           110,000   Colonial Capital II 144A company
                     guaranty 8.92s, 2027                                                                         99,279
.........................................................................................................................
            90,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                                                       95,294
.........................................................................................................................
           375,000   JPMorgan Chase & Co. notes 5.35s, 2007                                                      378,525
.........................................................................................................................
           975,000   National City Bank sub. notes
                     Ser. BKNT, 6 1/4s, 2011                                                                     987,665
.........................................................................................................................
            20,000   Peoples Heritage Capital Trust
                     company guaranty Ser. B, 9.06s, 2027                                                         20,373
.........................................................................................................................
           665,000   PNC Funding Corp. company guaranty
                     5 3/4s, 2006                                                                                685,974
.........................................................................................................................
            70,000   Provident Capital Trust company
                     guaranty 8.6s, 2026                                                                          61,835
.........................................................................................................................
           232,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                               255,200
.........................................................................................................................
           760,000   Washington Mutual, Inc. sr. notes
                     5 5/8s, 2007                                                                                773,185
.........................................................................................................................
             5,000   Webster Capital Trust I 144A bonds
                     9.36s, 2027                                                                                   4,970
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,207,740
------------------------------------------------------------------------------------------------------------------------
Beverage (0.1%)
.........................................................................................................................
           415,000   Anheuser-Busch Companies, Inc. deb.
                     7.55s, 2030                                                                                 476,561
.........................................................................................................................
           130,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                   133,250
.........................................................................................................................
            10,000   Constellation Brands, Inc. sr. sub.
                     notes Ser. B, 8 1/8s, 2012                                                                   10,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 620,161
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
.........................................................................................................................
           420,000   British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                      386,345
.........................................................................................................................
           330,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                           320,100
.........................................................................................................................
           190,000   Fox/Liberty Networks, LLC sr. notes
                     8 7/8s, 2007                                                                                193,800
.........................................................................................................................
           485,000   News America Holdings, Inc. deb.
                     7.7s, 2025                                                                                  448,804
.........................................................................................................................
           120,000   News America, Inc. sr. notes 6 5/8s, 2008                                                   120,014
.........................................................................................................................
            80,000   Pegasus Satellite sr. notes 12 3/8s, 2006                                                    42,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,511,463
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.2%)
.........................................................................................................................
           150,000   CSC Holdings, Inc. deb. 7 5/8s, 2018                                                        107,420
.........................................................................................................................
           270,000   CSC Holdings, Inc. sr. notes Ser. B,
                     7 5/8s, 2011                                                                                212,695
.........................................................................................................................
           210,000   CSC Holdings, Inc. sr. sub. deb.
                     10 1/2s, 2016                                                                               157,500
.........................................................................................................................
           285,000   CSC Holdings, Inc. sr. sub. deb.
                     9 7/8s, 2013                                                                                212,325
.........................................................................................................................
            78,000   Jones Intercable, Inc. sr. notes
                     8 7/8s, 2007                                                                                 81,799
.........................................................................................................................
           445,000   TCI Communications, Inc. deb.
                     7 7/8s, 2013                                                                                400,144
.........................................................................................................................
            20,000   TeleWest Communications PLC deb. 11s,
                     2007 (United Kingdom)                                                                         8,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,179,983
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.3%)
.........................................................................................................................
           400,000   Equistar Chemicals LP/Equistar
                     Funding Corp. company guaranty
                     10 1/8s, 2008                                                                               382,000
.........................................................................................................................
            40,000   Georgia Gulf Corp. company guaranty
                     10 3/8s, 2007                                                                                42,000
.........................................................................................................................
           195,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                               218,400
.........................................................................................................................
           390,000   IMC Global, Inc. company guaranty
                     Ser. B, 10 7/8s, 2008                                                                       418,419
.........................................................................................................................
           395,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                                375,250
.........................................................................................................................
           107,000   Lyondell Chemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                        102,185
.........................................................................................................................
           240,000   Millenium America, Inc. company
                     guaranty 7s, 2006                                                                           225,821
.........................................................................................................................
            60,000   Noveon, Inc. company guaranty Ser. B,
                     11s, 2011                                                                                    64,425
.........................................................................................................................
           100,000   Sterling Chemicals Holdings sr. disc.
                     notes 13 1/2s, 2008 (In default) (NON)                                                          500
.........................................................................................................................
            30,000   Texas Petrochemical Corp. sr. sub.
                     notes Ser. B, 11 1/8s, 2006                                                                  23,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,852,400
------------------------------------------------------------------------------------------------------------------------
Conglomerates (--%)
.........................................................................................................................
           155,000   Tyco International, Ltd. company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          120,125
------------------------------------------------------------------------------------------------------------------------
Construction (--%)
.........................................................................................................................
           200,000   American Standard Companies, Inc.
                     company guaranty 7 5/8s, 2010                                                               202,000
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.2%)
.........................................................................................................................
           400,000   Capital One Financial Corp. notes
                     7 1/4s, 2006                                                                                395,494
.........................................................................................................................
           505,000   Household Finance Corp. notes 7s, 2012                                                      500,076
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 895,570
------------------------------------------------------------------------------------------------------------------------
Consumer Services (--%)
.........................................................................................................................
            50,000   United Rentals (North America), Inc.
                     company guaranty Ser. B, 10 3/4s, 2008                                                       53,250
------------------------------------------------------------------------------------------------------------------------
Containers (--%)
.........................................................................................................................
            70,000   Ball Corp. company guaranty 8 1/4s, 2008                                                     72,800
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.4%)
.........................................................................................................................
           440,000   Allegheny Energy Supply 144A bonds
                     8 1/4s, 2012                                                                                463,991
.........................................................................................................................
           430,000   American Electric Power Company, Inc.
                     notes Ser. A, 6 1/8s, 2006                                                                  437,284
.........................................................................................................................
           137,000   Avista Corp. sr. notes 9 3/4s, 2008                                                         146,046
.........................................................................................................................
            40,000   CMS Energy Corp. sr. notes 7 1/2s, 2009                                                      27,600
.........................................................................................................................
           290,000   CMS Energy Corp. sr. notes Ser. B,
                     6 3/4s, 2004                                                                                217,500
.........................................................................................................................
           270,000   Conectiv, Inc. 144A notes 5.3s, 2005                                                        271,794
.........................................................................................................................
         1,220,000   Dominion Resources, Inc. sr. notes
                     Ser. B, 7 5/8s, 2005                                                                      1,317,759
.........................................................................................................................
           395,000   Duke Energy Corp. notes 6 1/4s, 2012                                                        400,591
.........................................................................................................................
           850,000   Exelon Corp. sr. notes 6 3/4s, 2011                                                         881,085
.........................................................................................................................
           880,000   FirstEnergy Corp. notes Ser. A,
                     5 1/2s, 2006                                                                                854,093
.........................................................................................................................
           449,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                               462,470
.........................................................................................................................
           450,000   Nisource Finance Corp. company
                     guaranty Ser. B, 7 5/8s, 2005                                                               453,852
.........................................................................................................................
               487   Northeast Utilities notes Ser. A,
                     8.58s, 2006                                                                                     529
.........................................................................................................................
           615,000   Oncor Electric Delivery Co. 144A
                     notes 6 3/8s, 2012                                                                          630,873
.........................................................................................................................
           100,000   Cleveland Electric Illuminating Co.
                     (The) 1st mtge. Ser. B, 9 1/2s, 2005                                                        100,387
.........................................................................................................................
           610,000   TXU Corp. sr. notes Ser. J, 6 3/8s, 2006                                                    624,811
.........................................................................................................................
           180,000   Western Resources, Inc. 144A 1st
                     mtge. 7 7/8s, 2007                                                                          182,024
.........................................................................................................................
           180,000   Western Resources, Inc. 144A sr.
                     notes 9 3/4s, 2007                                                                          175,965
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,648,654
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (--%)
.........................................................................................................................
            90,000   Amkor Technology, Inc. sr. notes
                     9 1/4s, 2008                                                                                 72,900
------------------------------------------------------------------------------------------------------------------------
Electronics (--%)
.........................................................................................................................
           150,000   Sequa Corp. sr. notes Ser. B, 8 7/8s,
                     2008                                                                                        149,250
------------------------------------------------------------------------------------------------------------------------
Energy (0.2%)
.........................................................................................................................
            90,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                 90,900
.........................................................................................................................
            60,000   Key Energy Services, Inc. company
                     guaranty Ser. C, 8 3/8s, 2008                                                                61,800
.........................................................................................................................
            10,000   Pride International, Inc. sr. notes
                     10s, 2009                                                                                    10,750
.........................................................................................................................
           189,000   Pride Petroleum Services, Inc. sr.
                     notes 9 3/8s, 2007                                                                          197,033
.........................................................................................................................
           575,000   Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                                591,135
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 951,618
------------------------------------------------------------------------------------------------------------------------
Financial (0.4%)
.........................................................................................................................
            33,000   AMRESCO, Inc. sr. sub. notes
                     Ser. 97-A, 10s, 2004 (In default) (NON)                                                       6,600
.........................................................................................................................
           900,000   Associates Corp. sr. notes 6 1/4s, 2008                                                     936,018
.........................................................................................................................
           425,000   CIT Group, Inc. sr. notes 7 3/4s, 2012                                                      425,000
.........................................................................................................................
           300,000   Fairfax Financial Holdings, Ltd.
                     notes 6 7/8s, 2008 (Canada)                                                                 258,000
.........................................................................................................................
           635,000   St. Paul Companies, Inc. (The) sr.
                     notes 5 3/4s, 2007                                                                          637,785
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,263,403
------------------------------------------------------------------------------------------------------------------------
Food (0.2%)
.........................................................................................................................
           100,000   Smithfield Foods, Inc. sr. notes
                     Ser. B, 8s, 2009                                                                            100,750
.........................................................................................................................
           870,000   Unilever Capital Corp. company
                     guaranty 7 1/8s, 2010                                                                       956,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,057,150
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.5%)
.........................................................................................................................
           100,000   Circus Circus Enterprises, Inc. sr.
                     sub. deb. 7 5/8s, 2013                                                                       94,875
.........................................................................................................................
            28,674   Fitzgeralds Gaming Corp. company
                     guaranty Ser. B, 12 1/4s, 2004
                     (In default) (NON)                                                                           10,072
.........................................................................................................................
            90,000   Harrah's Entertainment, Inc. company
                     guaranty 7 7/8s, 2005                                                                        92,700
.........................................................................................................................
            70,000   Harrah's Operating Company, Inc.
                     company guaranty 7 1/2s, 2009                                                                72,906
.........................................................................................................................
           210,000   International Game Technology sr.
                     notes 8 3/8s, 2009                                                                          221,025
.........................................................................................................................
           280,000   Mandalay Resort Group sr. notes
                     9 1/2s, 2008                                                                                299,600
.........................................................................................................................
           760,000   MGM Mirage, Inc. company guaranty
                     8 3/8s, 2011                                                                                777,100
.........................................................................................................................
            50,000   Mohegan Tribal Gaming Authority sr.
                     notes 8 1/8s, 2006                                                                           51,000
.........................................................................................................................
           185,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/4s, 2009                                                                     191,475
.........................................................................................................................
            20,000   Park Place Entertainment Corp. sr.
                     notes 7 1/2s, 2009                                                                           19,500
.........................................................................................................................
            90,000   Park Place Entertainment Corp. sr.
                     sub. notes 9 3/8s, 2007                                                                      95,738
.........................................................................................................................
           590,000   Park Place Entertainment Corp. sr.
                     sub. notes 7 7/8s, 2005                                                                     591,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,517,466
------------------------------------------------------------------------------------------------------------------------
Health Care (0.3%)
.........................................................................................................................
           130,000   HCA, Inc. deb. 7.19s, 2015                                                                  131,344
.........................................................................................................................
            50,000   HCA, Inc. med. term notes 7.69s, 2025                                                        48,807
.........................................................................................................................
            90,000   HCA, Inc. notes 8 3/4s, 2010                                                                100,709
.........................................................................................................................
            65,000   HCA, Inc. notes 8.36s, 2024                                                                  69,071
.........................................................................................................................
            40,000   HCA, Inc. notes 7s, 2007                                                                     40,974
.........................................................................................................................
           612,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            650,195
.........................................................................................................................
            80,000   HCA, Inc. sr. notes 6.95s, 2012                                                              80,761
.........................................................................................................................
           130,000   Healthsouth Corp. sr. notes 8 1/2s, 2008                                                    135,850
.........................................................................................................................
           237,000   Healthsouth Corp. sr. sub. notes
                     10 3/4s, 2008                                                                               257,145
.........................................................................................................................
           130,000   Mariner Post-Acute Network, Inc. sr.
                     sub. notes Ser. B, 9 1/2s, 2007 (In default) (NON)                                            1,625
.........................................................................................................................
            80,000   Mariner Post-Acute Network, Inc. sr.
                     sub. notes stepped-coupon Ser. B,
                     zero % (10 1/2s, 11/1/02), 2007
                     (In default) (NON) (STP)                                                                        600
.........................................................................................................................
           260,000   Multicare Companies, Inc. sr. sub.
                     notes 9s, 2007 (In default) (NON)                                                                26
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,517,107
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.2%)
.........................................................................................................................
            67,000   Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                        67,335
.........................................................................................................................
           180,000   D.R. Horton, Inc. company guaranty
                     10s, 2006                                                                                   184,500
.........................................................................................................................
           125,000   D.R. Horton, Inc. company guaranty
                     8 3/8s, 2004                                                                                127,188
.........................................................................................................................
           120,000   Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                   126,600
.........................................................................................................................
           155,000   KB Home sr. sub. notes 9 1/2s, 2011                                                         159,650
.........................................................................................................................
           110,000   Lennar Corp. company guaranty Ser. B,
                     9.95s, 2010                                                                                 121,000
.........................................................................................................................
            10,000   M.D.C. Holdings, Inc. sr. notes
                     8 3/8s, 2008                                                                                 10,150
.........................................................................................................................
           140,000   Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                   152,600
.........................................................................................................................
           108,000   Schuler Homes, Inc. company guaranty
                     9 3/8s, 2009                                                                                111,240
.........................................................................................................................
           130,000   Standard Pacific Corp. sr. notes
                     9 1/2s, 2010                                                                                137,800
.........................................................................................................................
           180,000   Toll Corp. company guaranty 8 1/8s, 2009                                                    180,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,378,063
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.1%)
.........................................................................................................................
           280,000   Morgan Stanley Dean Witter & Co. sr.
                     notes 6 3/4s, 2011                                                                          290,178
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
.........................................................................................................................
           295,000   Felcor Lodging LP company guaranty
                     9 1/2s, 2008 (R)                                                                            296,475
.........................................................................................................................
           370,000   Hilton Hotels Corp. notes 8 1/4s, 2011                                                      382,782
.........................................................................................................................
           610,000   HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                        582,550
.........................................................................................................................
           280,000   ITT Corp. notes 6 3/4s, 2005                                                                275,363
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,537,170
------------------------------------------------------------------------------------------------------------------------
Machinery (0.2%)
.........................................................................................................................
           130,000   Briggs & Stratton company guaranty
                     8 7/8s, 2011                                                                                136,383
.........................................................................................................................
           180,000   Case Corp. notes 7 1/4s, 2016                                                               140,400
.........................................................................................................................
           960,000   Deere (John) & Co. sr. notes 6.95s, 2014                                                  1,020,184
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,296,967
------------------------------------------------------------------------------------------------------------------------
Manufacturing (--%)
.........................................................................................................................
           130,000   Day International Group, Inc. company
                     guaranty 9 1/2s, 2008                                                                       100,100
------------------------------------------------------------------------------------------------------------------------
Media (0.1%)
.........................................................................................................................
           525,000   AOL Time Warner, Inc. bonds 7 5/8s, 2031                                                    459,648
------------------------------------------------------------------------------------------------------------------------
Medical Services (0.1%)
.........................................................................................................................
           150,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                                154,500
.........................................................................................................................
           110,000   Integrated Health Services, Inc. sr.
                     sub. notes Ser. A, 9 1/4s, 2008
                     (In default) (NON)                                                                               11
.........................................................................................................................
           100,000   Mediq, Inc. company guaranty 11s,
                     2008 (In default) (NON)                                                                       1,000
.........................................................................................................................
            80,000   Mediq, Inc. deb. stepped-coupon zero %
                     (13s, 6/1/03), 2009 (In default) (NON) (STP)                                                      8
.........................................................................................................................
           130,000   Omnicare, Inc. company guaranty
                     Ser. B, 8 1/8s, 2011                                                                        134,550
.........................................................................................................................
           130,000   Quest Diagnostics, Inc. company
                     guaranty 7 1/2s, 2011                                                                       141,227
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 431,296
------------------------------------------------------------------------------------------------------------------------
Metals (0.2%)
.........................................................................................................................
           330,000   AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                330,000
.........................................................................................................................
           790,000   Alcoa, Inc. notes 6 3/4s, 2028                                                              805,982
.........................................................................................................................
           500,000   LTV Corp. company guaranty 11 3/4s,
                     2009 (In default) (NON)                                                                       2,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,138,482
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.2%)
.........................................................................................................................
            70,000   CMS Panhandle Holding Corp. sr. notes
                     6 1/2s, 2009                                                                                 53,975
.........................................................................................................................
           600,000   CMS Panhandle Holding Corp. sr. notes
                     6 1/8s, 2004                                                                                530,724
.........................................................................................................................
           440,000   K N Energy, Inc. sr. notes 6.45s, 2003                                                      449,218
.........................................................................................................................
           305,000   Transcontinental Gas Pipeline Corp.
                     notes Ser. B, 7s, 2011                                                                      246,510
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,280,427
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.9%)
.........................................................................................................................
         1,045,000   Amerada Hess Corp. notes 5.9s, 2006                                                       1,078,012
.........................................................................................................................
            45,000   AmeriGas Partners LP/AmeriGas Eagle
                     Finance Corp. sr. notes 8 7/8s, 2011                                                         47,025
.........................................................................................................................
         1,045,000   Conoco Funding Co. company guaranty
                     5.45s, 2006                                                                               1,070,979
.........................................................................................................................
            40,000   Devon Financing Corp. ULC company
                     guaranty 6 7/8s, 2011                                                                        41,491
.........................................................................................................................
           110,000   Forest Oil Corp. 144A sr. notes
                     7 3/4s, 2014                                                                                106,975
.........................................................................................................................
           840,000   Kerr-McGee Corp. company guaranty
                     5 3/8s, 2005                                                                                860,213
.........................................................................................................................
            50,000   Leviathan Gas Corp. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                        52,250
.........................................................................................................................
            90,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                 90,000
.........................................................................................................................
           140,000   Ocean Energy, Inc. company guaranty
                     Ser. B, 8 3/8s, 2008                                                                        148,081
.........................................................................................................................
           280,000   Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                       313,600
.........................................................................................................................
            29,000   Pioneer Natural Resources Co. company
                     guaranty 7 1/2s, 2012                                                                        28,855
.........................................................................................................................
            95,000   Pogo Producing Co. sr. sub. notes
                     Ser. B, 8 1/4s, 2011                                                                         95,000
.........................................................................................................................
           785,000   Union Pacific Resources Group, Inc.
                     notes 7.3s, 2009                                                                            842,211
.........................................................................................................................
           146,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                       148,920
.........................................................................................................................
           199,000   XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                     201,985
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,125,597
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.2%)
.........................................................................................................................
           170,000   Norske Skog Canada, Ltd. company
                     guaranty 8 5/8s, 2011 (Canada)                                                              174,250
.........................................................................................................................
           200,000   Tembec Industries, Inc. company
                     guaranty 8 5/8s, 2009 (Canada)                                                              204,000
.........................................................................................................................
            70,000   Tembec Industries, Inc. company
                     guaranty 8 1/2s, 2011 (Canada)                                                               71,400
.........................................................................................................................
           725,000   Weyerhaeuser Co. 144A notes
                     6 3/4s, 2012                                                                                745,394
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,195,044
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.1%)
.........................................................................................................................
           120,000   Xerox Cap Europe PLC company guaranty
                     5 7/8s, 2004 (United Kingdom)                                                                98,400
.........................................................................................................................
           310,000   Xerox Corp. notes 5 1/2s, 2003                                                              266,600
.........................................................................................................................
           100,000   Xerox Corp. notes Ser. E, 5 1/4s, 2003                                                       86,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 451,000
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.1%)
.........................................................................................................................
           170,000   AES Corp. (The) sr. notes 9 3/8s, 2010                                                      110,500
.........................................................................................................................
           160,000   AES Corp. (The) sr. notes 8 7/8s, 2011                                                      102,400
.........................................................................................................................
            23,519   Midland Funding I Corp. deb.
                     Ser. C-94, 10.33s, 2002                                                                      23,477
.........................................................................................................................
           195,000   Midland Funding II Corp. deb. Ser. A,
                     11 3/4s, 2005                                                                               177,450
.........................................................................................................................
           180,000   Mirant Americas Generation, Inc. sr.
                     notes 8.3s, 2011                                                                            154,800
.........................................................................................................................
           120,000   Tiverton/Rumford Power Associates, LP
                     144A pass-through certificates 9s, 2018                                                      81,600
.........................................................................................................................
           165,000   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (NON)                                                    151,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 802,027
------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
.........................................................................................................................
           100,000   Perry-Judd company guaranty 10 5/8s,
                     2007                                                                                         97,000
------------------------------------------------------------------------------------------------------------------------
Railroads (0.4%)
.........................................................................................................................
           370,000   Burlington Northern Santa Fe Corp.
                     deb. 7.95s, 2030                                                                            421,193
.........................................................................................................................
           415,000   Canadian National Railway Co. bonds
                     7 3/8s, 2031 (Canada)                                                                       448,706
.........................................................................................................................
           120,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                               129,600
.........................................................................................................................
           940,000   Union Pacific Corp. notes 7 3/8s, 2009                                                    1,024,055
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,023,554
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.2%)
.........................................................................................................................
           760,000   EOP Operating LP sr. notes 7s, 2011                                                         790,787
.........................................................................................................................
            80,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008                                                                                 80,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 870,787
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.2%)
.........................................................................................................................
           460,000   Qwest Capital Funding, Inc. company
                     guaranty 7.9s, 2010                                                                         255,300
.........................................................................................................................
            65,000   Qwest Capital Funding, Inc. company
                     guaranty 7 1/4s, 2011                                                                        35,750
.........................................................................................................................
           200,000   Qwest Corp. 144A notes 8 7/8s, 2012                                                         178,000
.........................................................................................................................
           510,000   Verizon Global Funding Corp. notes
                     7 3/4s, 2030                                                                                485,612
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 954,662
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.1%)
.........................................................................................................................
            60,000   Tricon Global Restaurants, Inc. sr.
                     notes 8 7/8s, 2011                                                                           63,600
.........................................................................................................................
           235,000   Tricon Global Restaurants, Inc. sr.
                     notes 7.65s, 2008                                                                           238,525
.........................................................................................................................
            90,000   Tricon Global Restaurants, Inc. sr.
                     notes 7.45s, 2005                                                                            91,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 393,475
------------------------------------------------------------------------------------------------------------------------
Retail (0.4%)
.........................................................................................................................
           162,000   Autonation, Inc. company guaranty
                     9s, 2008                                                                                    166,050
.........................................................................................................................
           295,000   Dillards, Inc. notes 6.43s, 2004                                                            288,973
.........................................................................................................................
           120,000   Fleming Companies, Inc. company
                     guaranty 10 1/8s, 2008                                                                      122,700
.........................................................................................................................
           150,000   Gap, Inc. (The) notes 6.9s, 2007                                                            134,250
.........................................................................................................................
           430,000   JC Penney Company, Inc. deb. 7.4s, 2037                                                     414,950
.........................................................................................................................
           530,000   JC Penney Company, Inc. notes 7.6s, 2007                                                    519,400
.........................................................................................................................
            68,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                     64,260
.........................................................................................................................
           160,000   Saks, Inc. company guaranty 7 1/2s, 2010                                                    143,200
.........................................................................................................................
           440,000   Sears Roebuck Acceptance Corp. bonds
                     7s, 2032                                                                                    415,312
.........................................................................................................................
            70,000   Southland Corp. deb. Ser. A, 4 1/2s,
                     2004                                                                                         65,100
.........................................................................................................................
            20,000   Southland Corp. sr. sub. deb. 5s, 2003                                                       19,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,353,395
------------------------------------------------------------------------------------------------------------------------
Shipping (--%)
.........................................................................................................................
           240,000   Navistar International Corp. sr.
                     notes Ser. B, 8s, 2008                                                                      235,200
------------------------------------------------------------------------------------------------------------------------
Technology (--%)
.........................................................................................................................
           115,000   Flextronics International, Ltd. sr.
                     sub. notes 9 7/8s, 2010 (Singapore)                                                         119,600
.........................................................................................................................
            80,000   SCG Holding & Semiconductor Corp.
                     company guaranty 12s, 2009                                                                   52,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 172,000
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.4%)
.........................................................................................................................
             6,000   Arch Wireless Holdings, Inc. sec.
                     notes 10s, 2007                                                                               4,980
.........................................................................................................................
             3,000   Arch Wireless Holdings, Inc. sub.
                     notes 12s, 2009                                                                               2,490
.........................................................................................................................
           455,000   AT&T Corp. notes 6s, 2009                                                                   359,450
.........................................................................................................................
           855,000   British Telecommunications PLC bonds
                     8 7/8s, 2030 (United Kingdom)                                                               919,655
.........................................................................................................................
           100,000   Esprit Telecom Group PLC sr. notes
                     11 1/2s, 2007 (United Kingdom)
                     (In default) (NON)                                                                              250
.........................................................................................................................
           150,000   FLAG, Ltd. 144A sr. notes 8 1/4s,
                     2008 (Bermuda) (In default) (NON)                                                             7,500
.........................................................................................................................
           360,000   France Telecom notes 8 1/4s, 2011 (France)                                                  318,557
.........................................................................................................................
            20,000   Metrocall, Inc. sr. sub. notes
                     10 3/8s, 2007 (In default) (NON)                                                                 50
.........................................................................................................................
           115,000   PanAmSat Corp. 144A sr. notes
                     8 1/2s, 2012                                                                                106,689
.........................................................................................................................
            90,000   Price Communications Wireless, Inc.
                     144A sr. notes 9 1/8s, 2006                                                                  93,713
.........................................................................................................................
           180,000   Rogers Cablesystems, Ltd. deb.
                     9 3/8s, 2008 (Canada)                                                                       120,600
.........................................................................................................................
           110,000   Rogers Cablesystems, Ltd. sr. sub.
                     notes 8.8s, 2007 (Canada)                                                                    69,300
.........................................................................................................................
            80,000   Startec Global Communications Corp.
                     sr. notes 12s, 2008 (In default) (NON)                                                        1,600
.........................................................................................................................
           120,000   World Access, Inc. sr. notes Ser. B,
                     13 1/4s, 2008 (In default) (NON)                                                              4,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,009,034
------------------------------------------------------------------------------------------------------------------------
Telephone (--%)
.........................................................................................................................
            70,000   Birch Telecommunications, Inc. sr.
                     notes 14s, 2008 (In default) (NON)                                                              700
.........................................................................................................................
           810,000   WorldCom, Inc.-WorldCom Group notes
                     7 1/2s, 2011 (In default) (NON)                                                             129,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 130,300
------------------------------------------------------------------------------------------------------------------------
Textiles (--%)
.........................................................................................................................
            30,000   Russell Corp. 144A sr. notes 9 1/4s,
                     2010                                                                                         30,825
.........................................................................................................................
            40,000   Tommy Hilfiger USA, Inc. company
                     guaranty 6 1/2s, 2003                                                                        40,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  70,825
------------------------------------------------------------------------------------------------------------------------
Toys (0.1%)
.........................................................................................................................
           290,000   Hasbro, Inc. notes 6.15s, 2008                                                              266,800
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.2%)
.........................................................................................................................
           240,000   Allied Waste Industries, Inc. company
                     guaranty Ser. B, 10s, 2009                                                                  235,800
.........................................................................................................................
           445,000   Allied Waste Industries, Inc. company
                     guaranty Ser. B, 7 5/8s, 2006                                                               431,650
.........................................................................................................................
           225,000   Browning-Ferris Industries, Inc. deb.
                     7.4s, 2035                                                                                  166,500
.........................................................................................................................
           440,000   Waste Management, Inc. sr. notes
                     7 3/8s, 2010                                                                                458,119
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,292,069
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $67,137,656)                                                                      $64,212,456
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE
OBLIGATIONS (6.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Federal Home Loan Mortgage Corporation
                     Pass-Through Certificates
.........................................................................................................................
          $500,658     8 1/2s, July 1, 2028                                                                     $538,598
.........................................................................................................................
         1,353,896     7 1/2s, October 1, 2029                                                                 1,426,925
.........................................................................................................................
        11,901,186     6s, with due dates from May 1, 2032
                       to June 1, 2032                                                                        11,891,785
.........................................................................................................................
         1,113,828   Federal National Mortgage Association
                     Adjustable Rate Mortgages 6.606s,
                     September 1, 2031                                                                         1,165,866
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
           637,053     8s, with due dates from May 1, 2025
                       to December 1, 2028                                                                       679,588
.........................................................................................................................
           523,104     7 1/2s, with due dates from
                       February 1, 2031 to January 1, 2032                                                       549,422
.........................................................................................................................
           141,387     7 1/2s, July 1, 2007                                                                      149,184
.........................................................................................................................
         2,653,476     7s, with due dates from March 1,
                       2029 to January 1, 2032                                                                 2,751,098
.........................................................................................................................
           162,492     6 1/2s, with due dates from
                       November 1, 2028 to May 1, 2032                                                           166,085
.........................................................................................................................
         5,744,000     TBA, 6 1/2s, July 1, 2032                                                               5,855,319
.........................................................................................................................
           166,515     6s, with due dates from February 1,
                       2029 to June 1, 2032                                                                      166,540
.........................................................................................................................
           599,000     TBA, 6s, July 1, 2032                                                                     597,503
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
            18,324     11s, December 15, 2015                                                                     20,985
.........................................................................................................................
         2,016,423     8s, with due dates from September
                       15, 2020 to August 15, 2027                                                             2,172,973
.........................................................................................................................
           800,922     7 1/2s, with due dates from August
                       15, 2029 to July 15, 2031                                                                 845,485
.........................................................................................................................
            77,825     7s, November 15, 2025                                                                      81,306
.........................................................................................................................
         3,612,097     6 1/2s, with due dates from
                       December 15, 2027 to
                       February 15, 2032                                                                       3,693,415
.........................................................................................................................
         4,505,000     TBA, 6 1/2s, July 1, 2032                                                               4,595,100
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and Agency
                     Mortgage Obligations
                     (cost $36,926,643)                                                                      $37,347,177
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Amortizing Residential Collateral Trust
.........................................................................................................................
          $915,000     Ser. 02-BC3, Class A, Interest Only
                       (IO), 6s, 2005                                                                            $79,848
.........................................................................................................................
         1,319,000     Ser. 02-BC1, Class A, IO, 6s, 2005                                                         96,709
.........................................................................................................................
           120,000     Ser. 02-BC1, Class M2, FRN, 2.95s, 2032                                                   118,548
.........................................................................................................................
           931,091     Ser. 01-BC6, Class A, IO, 6s, 2004                                                         64,340
.........................................................................................................................
                     Asset Securitization Corp.
.........................................................................................................................
           110,000     Ser. 97-MD7, Class A1B, 7.41s, 2030                                                       119,220
.........................................................................................................................
           145,000     Ser. 96-MD6, Class A1C, 7.04s, 2029                                                       155,246
.........................................................................................................................
                     Commercial Mortgage Acceptance Corp.
.........................................................................................................................
           220,000     Ser. 97-ML1, Class A2, 6.53s, 2007                                                        230,545
.........................................................................................................................
         3,482,455     Ser. 97-ML1, IO, 0.95s, 2017                                                              123,246
.........................................................................................................................
            65,000   Countrywide Home Loan Ser. 98-3,
                     Class A5, 6 3/4s, 2028                                                                       67,153
.........................................................................................................................
            90,000   Countrywide Mortgage-Backed
                     Securities, Inc. Ser. 93-C, Class A8,
                     6 1/2s, 2024                                                                                 92,109
.........................................................................................................................
           120,000   Criimi Mae Commercial Mortgage Trust
                     Ser. 98-C1, Class A2, 7s, 2011                                                              123,263
.........................................................................................................................
                     CS First Boston Mortgage Securities Corp.
.........................................................................................................................
         2,723,444     Ser. 01-CK6, Class AX, IO, 0.64s, 2018                                                    114,044
.........................................................................................................................
           132,000     Ser. 02-HE16, Class M2, FRN, 7s, 2032                                                     131,340
.........................................................................................................................
         3,758,400   Deutsche Mortgage & Asset Receiving
                     Corp. Ser. 98-C1, Class X, IO, 1.22s, 2023                                                  147,400
.........................................................................................................................
           266,912   DLJ Commercial Mortgage Corp.
                     Ser. 00-CKP1, Class A1A, 6.93s, 2009                                                        285,156
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           129,397     Ser. 02-36, Class SJ, 15 1/2s, 2031                                                       138,280
.........................................................................................................................
         1,281,579     Ser. 01-T8, Class A1, 7 1/2s, 2031                                                      1,366,484
.........................................................................................................................
         1,086,300     Ser. 01-42, IO, 6 1/2s, 2024                                                              110,273
.........................................................................................................................
           247,241     Ser. 00-4, Class SX, 6 1/2s, 2023                                                         248,477
.........................................................................................................................
         1,508,000     Ser. 01-63, Class PK, IO, 6s, 2021                                                        172,315
.........................................................................................................................
         2,178,552     Ser. 318, Class 2, IO, 6s, 2032                                                           606,591
.........................................................................................................................
         1,415,173     Ser. 02-36, Class QL, IO, 6.31s, 2029                                                      99,283
.........................................................................................................................
           280,360     Ser. 02-36, Class QH, IO, 6.21s, 2031                                                      21,879
.........................................................................................................................
         2,024,523     Ser. 01-T12, IO, 0.5715s, 2041                                                             37,327
.........................................................................................................................
        10,546,649     Ser. 02-T4, IO, 0.4456s, 2041                                                             153,256
.........................................................................................................................
         3,365,521     Ser. 01-50, Class B1, IO, 0.4975s, 2041                                                    61,526
.........................................................................................................................
         1,937,605     Ser. 02-T1, IO, 0.4261s, 2031                                                              26,793
.........................................................................................................................
           114,635     Ser. 01-T10, Principal Only (PO),
                       zero %, 2041                                                                               76,232
.........................................................................................................................
           127,741     Ser. 01-T8, PO, zero %, 2031                                                               84,948
.........................................................................................................................
            14,591     Ser. 01-T7, PO, zero %, 2031                                                                9,739
.........................................................................................................................
            11,959     Ser. 00-T6, PO, zero %, 2030                                                                7,982
.........................................................................................................................
             8,378     Ser. 01-T3, PO, zero %, 2029                                                                5,592
.........................................................................................................................
            42,873     Ser. 01-T4, PO, zero %, 2028                                                               28,618
.........................................................................................................................
             2,952     Ser. 01-T1, PO, zero %, 2028                                                                1,971
.........................................................................................................................
         1,045,000   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                          1,164,468
.........................................................................................................................
            60,652   First Union National Bank Commercial
                     Mortgage Ser. 00-C1, Class A1,
                     7.739s, 2032                                                                                 66,376
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           462,315     Ser. 2388, Class HI, IO, 6 1/2s, 2021                                                      50,143
.........................................................................................................................
         1,375,924     Ser. 2386, Class PI, IO, 6s, 2020                                                         155,280
.........................................................................................................................
           227,779   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 4.09s, 2014                                                                       227,779
.........................................................................................................................
         3,391,802   GMAC Commercial Mortgage Securities,
                     Inc. 144A FRN Ser. 01-C1, Class X1,
                     IO, 0.6067s, 2011                                                                           132,492
.........................................................................................................................
           126,842   Government National Mortgage
                     Association Ser. 99-42, PO, zero %, 2027                                                    124,186
.........................................................................................................................
           155,000   Granite Mortgages PLC FRN Ser. 01-2,
                     Class 1C, 3.324s, 2041 (United Kingdom)                                                     155,000
.........................................................................................................................
           375,674   LB Commercial Conduit Mortgage Trust
                     Ser. 96-C2, Class A, 7.483s, 2026                                                           391,713
.........................................................................................................................
                     LB-UBS Commercial Mortgage Trust
.........................................................................................................................
           783,700     Ser. 00-C3, Class A1, 7.95s, 2009                                                         866,085
.........................................................................................................................
         3,683,433     Ser. 02-C1, Class XCL, IO, 0.3594s, 2034                                                   84,815
.........................................................................................................................
         2,783,176   LB-UBS Commercial Mortgage Trust 144A
                     Ser. 01-C7, Class XCL, IO, 0.8293s, 2033                                                    111,939
.........................................................................................................................
           132,891   Merrill Lynch Mortgage Investors,
                     Inc. Ser. 99-C1, Class A1, 7.37s, 2008                                                      142,366
.........................................................................................................................
         2,450,000   Morgan Stanley Dean Witter Capital I
                     Ser. 02-HQ, Class X1, IO, 0.6936s, 2034                                                      64,313
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I 144A
.........................................................................................................................
            64,097     FRB Ser. 01-XLF, Class D, 3.6s, 2013                                                       64,007
.........................................................................................................................
            42,518     FRB Ser. 01-XLF, Class E, 3.314s, 2013                                                     42,073
.........................................................................................................................
           156,000   Mortgage Capital Funding, Inc.
                     Ser. 97-MC1, Class A3, 7.288s, 2027                                                         169,674
.........................................................................................................................
            85,000   Nomura Asset Securities Corp.
                     Ser. 96-MD5, Class A1B, 7.12s, 2036                                                          90,938
.........................................................................................................................
           144,000   Residential Asset Mortgage Products,
                     Inc. Ser. 02-SL1, Class AI3, 7s, 2032                                                       147,713
.........................................................................................................................
            69,798   Salomon Brothers Mortgage Securities
                     VII Ser. 00-C2, Class A1, 7.298s, 2033                                                       75,469
.........................................................................................................................
         1,104,000   Structured Asset Securities Corp.
                     Ser. 02-HF1, Class A, IO, 6s, 2005                                                           91,425
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage Obligations
                     (cost $9,579,451)                                                                        $9,623,987
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (--%)
.........................................................................................................................
           $35,000   Lamar Advertising Co. cv. notes
                     5 1/4s, 2006                                                                                $35,350
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (--%)
.........................................................................................................................
           100,000   Kellstrom Industries, Inc. cv. sr.
                     notes 5 1/2s, 2003 (In default) (NON)                                                         1,000
------------------------------------------------------------------------------------------------------------------------
Automotive (--%)
.........................................................................................................................
           218,000   Tower Automotive, Inc. cv. sub. notes
                     5s, 2004                                                                                    207,645
------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.1%)
.........................................................................................................................
            80,000   Genzyme Corp. 144A cv. sub. deb. 3s, 2021                                                    64,900
.........................................................................................................................
           110,000   Gilead Sciences, Inc. cv. sr. sub.
                     notes 5s, 2007                                                                              168,575
.........................................................................................................................
           520,000   Imclone Systems, Inc. cv. sub. notes
                     5 1/2s, 2005                                                                                362,050
.........................................................................................................................
           170,000   Isis Pharmaceuticals, Inc. 144A cv.
                     sub notes 5 1/2s, 2009                                                                      141,313
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 736,838
------------------------------------------------------------------------------------------------------------------------
Cable Television (--%)
.........................................................................................................................
            20,000   Rogers Communications cv. deb. 2s,
                     2005 (Canada)                                                                                15,200
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.1%)
.........................................................................................................................
           400,000   Comverse Technology, Inc. 144A cv.
                     sr. notes 1 1/2s, 2005                                                                      311,500
------------------------------------------------------------------------------------------------------------------------
Conglomerates (--%)
.........................................................................................................................
           180,000   GenCorp, Inc. 144A cv. sub notes
                     5 3/4s, 2007                                                                                193,275
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (--%)
.........................................................................................................................
           130,000   EDO Corp. 144A cv. sub notes 5 1/4s,
                     2007                                                                                        150,638
------------------------------------------------------------------------------------------------------------------------
Electronics (--%)
.........................................................................................................................
           400,000   Act Manufacturing, Inc. cv. sub.
                     notes 7s, 2007 (In default) (NON)                                                            10,000
.........................................................................................................................
           499,000   S3, Inc. cv. sub. notes 5 3/4s, 2003                                                        232,659
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 242,659
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
.........................................................................................................................
           539,000   Global Marine, Inc. cv. deb. zero %, 2020                                                   276,238
.........................................................................................................................
           249,000   Nabors Industries, Inc. cv. deb.
                     zero %, 2020                                                                                158,115
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 434,353
------------------------------------------------------------------------------------------------------------------------
Health Care (--%)
.........................................................................................................................
            70,000   Healthsouth Corp. cv. sub. deb.
                     3 1/4s, 2003                                                                                 69,300
------------------------------------------------------------------------------------------------------------------------
Health Care Services (0.1%)
.........................................................................................................................
           360,000   Service Corp. International cv. sub.
                     notes 6 3/4s, 2008                                                                          354,600
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.1%)
.........................................................................................................................
           670,000   Legg Mason, Inc. 144A cv. Liquid
                     Yield Option Note (LYON) zero %, 2031                                                       319,925
.........................................................................................................................
           390,000   Orix Corp. 144A cv. bonds zero %,
                     2022 (Japan)                                                                                148,688
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 468,613
------------------------------------------------------------------------------------------------------------------------
Media (--%)
.........................................................................................................................
           160,000   AT&T Corp.- Liberty Media Group cv.
                     deb. Class B, 3 1/4s, 2031                                                                  151,200
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.1%)
.........................................................................................................................
           274,000   Charles River Laboratories
                     International, Inc. 144A cv. bonds
                     3 1/2s, 2022                                                                                304,483
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
.........................................................................................................................
           495,000   Freeport-McMoRan Copper & Gold, Inc.
                     144A cv. sr. notes 8 1/4s, 2006                                                             743,119
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (--%)
.........................................................................................................................
           131,000   Mail-Well, Inc. cv. sub. notes 5s, 2002                                                     127,889
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
.........................................................................................................................
           165,000   Alkermes, Inc. cv. sub. notes 3 3/4s, 2007                                                  104,775
.........................................................................................................................
           170,000   Alza Corp. cv. sub. LYON zero %, 2014                                                       229,925
.........................................................................................................................
            26,000   Aviron cv. sub. notes 5 1/4s, 2008                                                           23,335
.........................................................................................................................
           335,000   Cephalon, Inc. 144A cv. sub. notes
                     2 1/2s, 2006                                                                                277,213
.........................................................................................................................
           205,000   Inhale Therapeutic Systems, Inc. cv.
                     sub. notes 3 1/2s, 2007                                                                     106,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 741,848
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.1%)
.........................................................................................................................
         1,172,000   Xerox Corp. cv. sub. deb. 0.57s, 2018                                                       697,340
------------------------------------------------------------------------------------------------------------------------
Restaurants (--%)
.........................................................................................................................
           100,000   CKE Restaurants, Inc. cv. sub notes
                     4 1/4s, 2004                                                                                 89,250
------------------------------------------------------------------------------------------------------------------------
Retail (0.1%)
.........................................................................................................................
           100,000   Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                                   98,000
.........................................................................................................................
           255,000   Rite Aid Corp. 144A cv. sr. notes
                     4 3/4s, 2006                                                                                182,963
.........................................................................................................................
           431,000   TJX Companies, Inc. (The) cv. LYON
                     zero %, 2021                                                                                328,099
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 609,062
------------------------------------------------------------------------------------------------------------------------
Software (0.2%)
.........................................................................................................................
           250,000   Aether Systems, Inc. cv. sub. notes
                     6s, 2005                                                                                    151,563
.........................................................................................................................
            60,000   Aspen Technology, Inc. cv. sub. deb.
                     5 1/4s, 2005                                                                                 47,400
.........................................................................................................................
           104,000   Network Associates, Inc. 144A cv.
                     sub. notes 5 1/4s, 2006                                                                     137,540
.........................................................................................................................
           395,000   Peregrine Systems, Inc. cv. sub.
                     notes 5 1/2s, 2007                                                                          145,656
.........................................................................................................................
           180,000   Symantec Corp. 144A cv. sub notes
                     3s, 2006                                                                                    217,575
.........................................................................................................................
           267,000   Wind River Systems, Inc. 144A cv.
                     sub. notes 3 3/4s, 2006                                                                     185,899
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 885,633
------------------------------------------------------------------------------------------------------------------------
Technology Services (--%)
.........................................................................................................................
            89,000   Automatic Data Processing, Inc. cv.
                     LYON zero %, 2012                                                                           100,014
.........................................................................................................................
           176,000   Safeguard Scientifics, Inc. cv. sub.
                     notes 5s, 2006                                                                              113,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 213,314
------------------------------------------------------------------------------------------------------------------------
Tobacco (--%)
.........................................................................................................................
           120,000   Vector Group, Ltd. 144A cv. sub.
                     notes 6 1/4s, 2008                                                                           88,650
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $8,373,821)                                                                        $7,872,759
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (1.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Automotive (0.2%)
.........................................................................................................................
             8,600   Ford Motor Company Capital Trust II
                     $3.25 cum. cv. pfd.                                                                        $484,825
.........................................................................................................................
             2,900   General Motors Corp. $1.31 cv. pfd.                                                          76,125
.........................................................................................................................
             8,266   Tower Automotive Capital Trust $3.375
                     cv. pfd.                                                                                    299,643
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 860,593
------------------------------------------------------------------------------------------------------------------------
Banking (0.1%)
.........................................................................................................................
             3,030   Sovereign Bancorp, Inc. $3.75 cv. pfd.                                                      248,839
.........................................................................................................................
             2,000   Washington Mutual, Inc. $4.00 cv. pfd.                                                      163,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 412,339
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.1%)
.........................................................................................................................
             5,825   Pegasus Communications Corp. Ser. C,
                     6.50% cum. cv. pfd.                                                                          66,259
.........................................................................................................................
               240   Radio One, Inc. 6.50% cum. cv. pfd.                                                         231,600
.........................................................................................................................
            11,953   Sinclair Broadcast Group, Inc.
                     Ser. D, $3.00 cv. pfd.                                                                      463,179
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 761,038
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (--%)
.........................................................................................................................
             4,462   Carriage Services Capital Trust $3.50 cv. pfd.                                              136,091
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.1%)
.........................................................................................................................
             9,700   Capital One Financial Corp. $3.125 cv. pfd.                                                 463,175
------------------------------------------------------------------------------------------------------------------------
Containers (--%)
.........................................................................................................................
               200   Owens-Illinois, Inc. $2.375 cv. pfd.                                                          4,550
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.1%)
.........................................................................................................................
             5,300   FPL Group, Inc. $6.75 cv. pfd.                                                              294,150
.........................................................................................................................
             3,800   TXU Corp. $4.375 cv. pfd                                                                    206,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 500,300
------------------------------------------------------------------------------------------------------------------------
Electronics (0.1%)
.........................................................................................................................
             8,500   Motorola, Inc. $7.00 cv. pfd.                                                               385,688
.........................................................................................................................
             1,402   Titan Capital Trust $2.875 cum. cv. pfd.                                                     56,080
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 441,768
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
.........................................................................................................................
             9,639   Evi, Inc. $2.50 cum. cv. pfd.                                                               479,540
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.1%)
.........................................................................................................................
             8,200   TXI Capital Trust I $2.75 cv. pfd.                                                          283,925
------------------------------------------------------------------------------------------------------------------------
Food (0.1%)
.........................................................................................................................
             6,306   Suiza Capital Trust II $2.75 cv. pfd.                                                       328,700
------------------------------------------------------------------------------------------------------------------------
Health Care Services (0.1%)
.........................................................................................................................
             2,000   Anthem, Inc. $6.00 cv. pfd                                                                  166,000
.........................................................................................................................
             2,378   Caremark RX Capital Trust I $3.50
                     cum. cv. pfd.                                                                               270,795
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 436,795
------------------------------------------------------------------------------------------------------------------------
Insurance (0.1%)
.........................................................................................................................
             6,507   ACE, Ltd. $4.125 cum. cv. pfd.                                                              427,835
.........................................................................................................................
             7,900   Travelers Property Casualty Corp.
                     $1.125 cv. pfd.                                                                             182,569
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 610,404
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.2%)
.........................................................................................................................
             3,300   Newfield Exploration Co. $3.25 cv.
                     pfd.                                                                                        182,738
.........................................................................................................................
             3,767   Unocal Capital Trust $3.125 cum. cv. pfd.                                                   191,175
.........................................................................................................................
             8,880   Vec Trust I $1.937 cum. cv. pfd.                                                            263,070
.........................................................................................................................
            10,420   Western Gas Resources $2.625
                     cum. cv. pfd.                                                                               543,143
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,180,126
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.1%)
.........................................................................................................................
             3,500   Simon Property Group, Inc. Ser. B,
                     $6.50 cum. cv. pfd.                                                                         335,563
------------------------------------------------------------------------------------------------------------------------
Telecommunications (--%)
.........................................................................................................................
             5,115   Broadwing, Inc. Ser. B, $3.375 cum.
                     cv. pfd.                                                                                     83,119
.........................................................................................................................
             2,566   Global Crossing, Ltd. 6.75% cum. cv.
                     pfd. (Bermuda)                                                                                  128
.........................................................................................................................
                36   World Access, Inc. 144A Ser. D,
                     zero % cv. pfd.                                                                                  --
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  83,247
------------------------------------------------------------------------------------------------------------------------
Toys (0.1%)
.........................................................................................................................
             6,200   Toys R Us $6.25 cv. pfd.                                                                    316,200
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $7,959,355)                                                                        $7,634,354
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $235,000   Ace Securities Corp. Ser. 01-HE1,
                     Class M2, FRN, 2.19s, 2031                                                                 $233,678
.........................................................................................................................
           100,000   Asset Backed Securities Corp. Home
                     Equity Loan Trust Ser. 02-HE2, Class
                     M2, FRN, 2.97s, 2032                                                                        100,000
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
         2,156,443     Ser. 01-HE3, Class A, IO, 6 1/2s, 2031                                                    147,975
.........................................................................................................................
           976,000     Ser. 02-HE1, Class A, IO, 6 1/2s, 2032                                                     86,560
.........................................................................................................................
           129,000   Bank One Issuance Trust Ser. 02-C1,
                     Class C1, FRN, 2.801s, 2007                                                                 129,000
.........................................................................................................................
           100,000   CNL Funding Ser. 99-1, Class A2,
                     7.645s, 2014                                                                                104,188
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
           950,000     Ser. 00-4, Class A6, 8.31s, 2032                                                        1,030,519
.........................................................................................................................
           150,000     Ser. 01-04, Class A4, 7.36s, 2019                                                         155,193
.........................................................................................................................
         1,178,450     Ser. 01-1, Class A, IO, 2.5s, 2007                                                         90,760
.........................................................................................................................
         2,464,275     Ser. 01-3, Class A, IO, 2.5s, 2007                                                        207,923
.........................................................................................................................
         1,364,116     Ser. 01-4, Class A, IO, 2 1/2s, 2033                                                       87,363
.........................................................................................................................
           223,339     Ser. 02-1, Class A, 6.681s, 2033                                                          229,306
.........................................................................................................................
           205,000     Ser. 02-2, Class A, IO, 8 1/2s, 2033                                                       72,359
.........................................................................................................................
         1,120,000     Ser. 02-A, Class A, IO, 7 1/4s, 2004                                                      104,160
.........................................................................................................................
           851,420   Conseco Recreational Enthusiast
                     Consumer Trust Ser. 01-A, Class AP,
                     IO, 5s, 2025                                                                                 64,102
.........................................................................................................................
           785,000   Federal Home Loan Mortgage
                     Corporation Structured Pass-Through
                     Securities Ser. T-40, Class S, IO,
                     6s, 2004                                                                                     66,112
.........................................................................................................................
           282,390   First Plus 144A Ser. 98-A, Class A,
                     8 1/2s, 2023                                                                                186,377
.........................................................................................................................
           945,000   Green Tree Financial Corp. Ser. 99-5,
                     Class A5, 7.86s, 2029                                                                       990,041
.........................................................................................................................
           180,000   Greenpoint Manufactured Housing
                     Ser. 99-5, Class A4, 7.59s, 2028                                                            187,240
.........................................................................................................................
           105,000   Home Equity Asset Trust Ser. 02-1,
                     Class M2, 3.24s, 2032                                                                       104,491
.........................................................................................................................
           225,000   Hyundai Auto Receivables Trust
                     Ser. 01-A, Class D, 6 1/4s, 2008                                                            229,860
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           231,300     Ser. 01-AM1, Class M2, FRN, 3.24s, 2032                                                   231,300
.........................................................................................................................
            35,000     Ser. 02-AM2, Class B1, FRN, 4.09s, 2032                                                    34,765
.........................................................................................................................
           100,000     Ser. 02-HE1, Class B1, 3.64s, 2013                                                         98,300
.........................................................................................................................
           281,195   Oakwood Mortgage Investors, Inc.
                     Ser. 01-E, Class A, IO, 6s, 2009                                                             65,202
.........................................................................................................................
         3,028,000   Residential Asset Securities Corp.
                     Ser. 02-KS4, Class AI, IO, 5s, 2004                                                         156,107
.........................................................................................................................
         2,555,000   Residential Asset Securities Corp.
                     IO, Ser. 01-KS3, Class A, 5s, 2004                                                          125,754
.........................................................................................................................
           100,000   TIAA Commercial Real Estate
                     Securitization Ser. 02-1A, Class III,
                     FRN, 7.6s, 2037                                                                             101,219
.........................................................................................................................
           267,115   Xerox Equipment Lease Owner Trust
                     144A FRB Ser. 01-1, Class A, 3.84s, 2008                                                    266,990
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $5,974,863)                                                                        $5,686,844
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,350,000   Ontario (Province of) sr. unsub.
                     5 1/2s, 2008 (Canada)                                                                    $1,398,965
.........................................................................................................................
           555,000   Quebec (Province of) sr. unsub.
                     5 3/4s, 2009 (Canada)                                                                       575,041
------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government Bonds and Notes
                     (cost $1,841,499)                                                                        $1,974,006
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            11,000   California Federal Bancorp, Inc.
                     Ser. A, $2.281 pfd.                                                                        $287,210
.........................................................................................................................
            40,000   CSBI Capital Trust I 144A company
                     guaranty Ser. A, 11.75% pfd.                                                                 44,800
.........................................................................................................................
           820,000   First Union Capital II Ser. A, 7.95% pfd.                                                   884,173
.........................................................................................................................
                 1   Intermedia Communications, Inc.
                     Ser. B, 13.50% pfd. (PIK)                                                                        50
------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $1,084,856)                                                                        $1,216,233
------------------------------------------------------------------------------------------------------------------------
UNITS (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number Of Units                                                                                                    Value
.........................................................................................................................
             7,800   Citizens Communications Co. Unit
                     $1.688 cv. pfd.                                                                            $149,175
.........................................................................................................................
             2,600   Infosys Technologies, Ltd. 144A
                     Structured Call Warrants (Issued by
                     UBS AG), expiration 7/16/02 (India)                                                         175,379
.........................................................................................................................
             3,700   Sierra Pacific Resources Ser. UNIT,
                     $4.50 cv. pfd.                                                                              147,075
.........................................................................................................................
             2,900   Singapore Press Holdings, Ltd.
                     Structured Warrants (issued by
                     Merrill Lynch Intl. & Co. CV),
                     expiration 6/12/03 (Singapore)                                                               32,671
------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $617,150)                                                                            $504,300
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
                                                                                              Expiration
Number of Warrants                                                                                  Date           Value
.........................................................................................................................
                70   Birch Telecommunications,
                     Inc. 144A (PIK)                                                             6/15/08              $1
.........................................................................................................................
                40   Club Regina, Inc. 144A                                                      12/1/04               1
.........................................................................................................................
             1,389   Delta Financial Corp.                                                      12/21/10               1
.........................................................................................................................
             1,800   Diva Systems Corp. 144A                                                      3/1/08              18
.........................................................................................................................
             1,130   Genesis Health Ventures, Inc.                                               10/1/02           1,524
.........................................................................................................................
               180   Horizon PCS, Inc.                                                           10/1/10             225
.........................................................................................................................
               100   IWO Holdings, Inc.                                                          1/15/11              25
.........................................................................................................................
                80   Mediq, Inc. 144A                                                             6/1/09               1
.........................................................................................................................
                70   Pliant Corp. 144A                                                            6/1/10             140
.........................................................................................................................
                80   Startec Global
                     Communications Corp.                                                        5/15/08               1
.........................................................................................................................
               150   UIH Australia/Pacific, Inc. 144A                                            5/15/06               2
.........................................................................................................................
             2,153   United Artists Theatre                                                       3/2/08          21,358
.........................................................................................................................
                10   Versatel Telecom NV
                     (Netherlands)                                                               5/15/08               5
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $339,023)                                                                             $23,302
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (19.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $4,000,000   Spintab AB for an effective yield of
                     2.0%, July 16, 2002                                                                      $3,996,667
.........................................................................................................................
         8,035,000   US Treasury Bill for an effective yield of
                     1.70% December 12, 2002 (SEG)                                                             7,973,777
.........................................................................................................................
         7,912,091   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from
                     July 1, 2002 to August 26, 2002 (d)                                                       7,907,284
.........................................................................................................................
        86,547,146   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                      86,547,146
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $106,424,874)                                                                    $106,424,874
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $588,160,329) (b)                                                                $563,960,186
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2002 (Unaudited)
(aggregate face value $63,372,255)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollars        $14,584,598  $14,787,169     9/18/02      $(202,571)
...............................................................................
British Pounds             15,807,037   15,150,136     9/18/02        656,901
...............................................................................
Canadian Dollars           14,315,921   14,195,732     9/18/02        120,189
...............................................................................
Euro                        9,197,617    8,826,706     9/18/02        370,911
...............................................................................
Norwegian Krone             4,376,860    4,163,808     9/18/02        213,052
...............................................................................
Swedish Krona               4,541,212    4,381,852     9/18/02        159,360
...............................................................................
Swiss Francs                1,895,401    1,866,852     9/18/02         28,549
------------------------------------------------------------------------------
                                                                   $1,346,391
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2002 (Unaudited)
(aggregate face value $77,333,849)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollars         $1,799,950   $1,824,950     9/18/02        $25,000
...............................................................................
British Pounds             18,954,566   18,169,864     9/18/02       (784,702)
...............................................................................
Canadian Dollars            2,638,452    2,613,534     9/18/02        (24,918)
...............................................................................
Euro                       31,757,921   30,339,941     9/18/02     (1,417,980)
...............................................................................
Hong Kong Dollars           1,569,271    1,569,462     9/18/02            191
...............................................................................
Japanese Yen               12,541,417   12,096,970     9/18/02       (444,447)
...............................................................................
Singapore Dollars           1,249,504    1,226,741     9/18/02        (22,763)
...............................................................................
Swedish Krona               2,867,952    2,700,747     9/18/02       (167,205)
...............................................................................
Swiss Francs                7,108,424    6,791,640     9/18/02       (316,784)
------------------------------------------------------------------------------
                                                                  $(3,153,608)
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate  Expiration   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
CBT Interest Rate
Swap 10 yr (Short)         $2,598,438   $2,586,923      Sep-02       $(11,515)
...............................................................................
Dow Jones Euro
Stoxx 50 (Short)           11,533,718   11,714,782      Sep-02        181,064
...............................................................................
Euro 90 day (Short)        44,610,475   44,599,027      Sep-02        (11,448)
...............................................................................
FTSE 100 Index
(Short)                     5,318,379    5,390,643      Sep-02         72,264
...............................................................................
Hang Seng Stock
Index (Short)                 680,137      682,145      Jul-02          2,008
...............................................................................
Russell 2000 Index
(Long)                     14,595,525   14,497,968      Sep-02         97,557
...............................................................................
Russell 2000 Index
(Short)                    27,801,000   27,638,490      Sep-02       (162,510)
...............................................................................
S&P 500 Index
(Long)                    100,990,200  101,889,031      Sep-02       (898,831)
...............................................................................
S&P/Toronto Stock
Exchange 60 Index
(Short)                     1,586,007    1,621,791      Sep-02         35,784
...............................................................................
SPI 200 Index
(Short)                     1,572,132    1,574,940      Sep-02          2,808
...............................................................................
Tokyo Price Index
(Short)                     6,720,108    7,187,814      Sep-02        467,706
...............................................................................
U.S. Treasury Bond
(Short)                       719,469      707,845      Sep-02        (11,624)
...............................................................................
U.S. Treasury Note
2 yr (Short)                  629,859      624,362      Sep-02         (5,497)
...............................................................................
U.S. Treasury Note
5 yr (Long)                 2,578,125    2,549,305      Sep-02         28,820
...............................................................................
U.S. Treasury Note
10 yr (Long)                3,324,266    3,255,625      Sep-02         68,641
...............................................................................
U.S. Treasury Note
10 yr (Short)               9,865,562    9,776,669      Sep-02        (88,893)
------------------------------------------------------------------------------
                                                                    $(233,666)
------------------------------------------------------------------------------


TBA Sale Commitments at June 30, 2002 (Unaudited)
(proceeds receivable $4,759,772)
------------------------------------------------------------------------------
                                           Principal  Settlement       Market
Agency                                        Amount        Date        Value
...............................................................................
FHLMC, 6s, July 1, 2032                   $4,260,000     7/15/02   $4,250,670
...............................................................................
FNMA, 6 1/2s, July 1, 2032                   165,000     7/15/02      168,198
...............................................................................
FNMA, 6s, July 1, 2032                       339,000     7/15/02      338,153
------------------------------------------------------------------------------
                                                                   $4,757,021
------------------------------------------------------------------------------


Swap Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                           Notional Termination  Appreciation/
                                             Amount        Date (Depreciation)
...............................................................................
Agreement with J.P. Morgan
Securities, Inc. dated March 26, 2001
to receive (pay) monthly the notional
amount multiplied by the return of the
Lehman Brothers U.S. Government
Bond Index, adjusted by a specified
spread and pay (receive) monthly
the notional amount multiplied by
USD LIBOR-BBA adjusted by a
specified spread.                       $80,367,928      4/2/03      $950,046
...............................................................................
Agreement with Morgan Stanley &
Company International, Ltd. dated
May 13, 2002 to pay monthly the
price depreciation on the Russell
1000 Value Index plus one month
USD LIBOR adjusted by a specified
spread and receive monthly the price
appreciation on the Russell 1000
Value Index plus dividends.              11,449,487     5/16/03      (247,533)
...............................................................................
Agreement with Morgan Stanley &
Company International, Ltd. dated
May 13, 2002 to pay monthly the
price appreciation on the Russell
1000 Growth Index plus specified
dividends and receive monthly the
price depreciation on the Russell
1000 Growth Index plus one month
USD LIBOR adjusted by a
specified spread.                        11,195,057     5/16/03       474,214
------------------------------------------------------------------------------
                                                                   $1,176,727
------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2002 (Unaudited)
(premiums received $194,848)
------------------------------------------------------------------------------
Contract                                    Expiration Date/           Market
Amount                                          Strike Price            Value
...............................................................................
    1,500,000 JPMorgan HYDI
              Bond OTC
              option (Put)                   May 07/ 100 USD          $254,700
------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2002: (as percentage of Market Value)
------------------------------------------------------------------------------
Canada                                                                    1.4%
...............................................................................
France                                                                    2.8
...............................................................................
Germany                                                                   1.3
...............................................................................
Japan                                                                     2.9
...............................................................................
Netherlands                                                               1.2
...............................................................................
South Korea                                                               1.4
...............................................................................
Switzerland                                                               1.5
...............................................................................
United Kingdom                                                            4.3
...............................................................................
United States                                                            78.8
...............................................................................
Other                                                                     4.4
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Global Growth Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (99.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (1.6%)
.........................................................................................................................
         1,004,880   Havas Advertising SA (France)                                                            $6,181,521
.........................................................................................................................
           226,700   Interpublic Group Companies, Inc.                                                         5,613,092
.........................................................................................................................
            83,900   Omnicom Group, Inc.                                                                       3,842,620
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,637,233
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.8%)
.........................................................................................................................
         1,496,600   BAE Systems PLC (United Kingdom)                                                          7,640,742
------------------------------------------------------------------------------------------------------------------------
Airlines (0.4%)
.........................................................................................................................
           252,100   Southwest Airlines Co.                                                                    4,073,936
------------------------------------------------------------------------------------------------------------------------
Automotive (2.2%)
.........................................................................................................................
           149,000   Honda Motor Co., Ltd. (Japan)                                                             6,042,053
.........................................................................................................................
           571,400   Toyota Motor Corp. (Japan)                                                               15,161,051
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,203,104
------------------------------------------------------------------------------------------------------------------------
Banking (10.4%)
.........................................................................................................................
           445,200   Abbey National PLC (United Kingdom)                                                       5,237,903
.........................................................................................................................
           497,500   Bank of New York Company, Inc. (The)                                                     16,790,625
.........................................................................................................................
           254,600   Comerica, Inc.                                                                           15,632,440
.........................................................................................................................
           498,500   Danske Bank A/S (Denmark)                                                                 9,180,906
.........................................................................................................................
         5,582,700   Grupo Financiero BBVA Bancomer
                     SA de CV (Mexico) (NON)                                                                   4,566,132
.........................................................................................................................
            65,300   M&T Bank Corp.                                                                            5,600,128
.........................................................................................................................
           856,800   Nordea AB (Sweden)                                                                        4,663,060
.........................................................................................................................
         1,219,000   Overseas-Chinese Banking Corp.
                     (Singapore)                                                                               8,074,219
.........................................................................................................................
         1,013,700   U.S. Bancorp                                                                             23,669,895
.........................................................................................................................
            99,000   Wells Fargo & Co.                                                                         4,955,940
------------------------------------------------------------------------------------------------------------------------
                                                                                                              98,371,248
------------------------------------------------------------------------------------------------------------------------
Beverage (1.8%)
.........................................................................................................................
           335,400   Companhia de Bebidas das Americas
                     (AmBev) ADR (Brazil)                                                                      5,212,116
.........................................................................................................................
           472,600   Diageo PLC (United Kingdom)                                                               6,136,465
.........................................................................................................................
           716,600   South African Breweries PLC
                     (United Kingdom)                                                                          5,607,925
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,956,506
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.8%)
.........................................................................................................................
           312,100   Comcast Corp. Class A (NON)                                                               7,440,464
------------------------------------------------------------------------------------------------------------------------
Chemicals (2.0%)
.........................................................................................................................
           193,100   BASF AG (Germany)                                                                         8,951,813
.........................................................................................................................
            72,780   Ciba Specialty Chemicals AG
                     (Switzerland)                                                                             5,833,455
.........................................................................................................................
            69,800   Syngenta AG (Switzerland)                                                                 4,196,539
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,981,807
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.5%)
.........................................................................................................................
           473,375   Autostrade SpA (Italy)                                                                    3,926,248
.........................................................................................................................
            91,000   SECOM Company, Ltd. (Japan)                                                               4,464,581
.........................................................................................................................
           409,200   ServiceMaster Co. (The)                                                                   5,614,224
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,005,053
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.9%)
.........................................................................................................................
           568,700   Nokia OYJ ADR (Finland)                                                                   8,234,776
------------------------------------------------------------------------------------------------------------------------
Computers (2.3%)
.........................................................................................................................
           391,000   Dell Computer Corp. (NON)                                                                10,220,740
.........................................................................................................................
           484,700   Hewlett-Packard Co.                                                                       7,406,216
.........................................................................................................................
            80,800   Lexmark International, Inc. (NON)                                                         4,395,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,022,476
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.2%)
.........................................................................................................................
           122,276   General Electric Co.                                                                      3,552,118
.........................................................................................................................
           552,000   Tyco International, Ltd. (Bermuda)                                                        7,457,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,009,638
------------------------------------------------------------------------------------------------------------------------
Construction (1.6%)
.........................................................................................................................
           119,002   Cemex SA de CV ADR (Mexico)                                                               3,136,893
.........................................................................................................................
           123,700   Lafarge (France)                                                                         12,336,279
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,473,172
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.7%)
.........................................................................................................................
           365,300   Cie Financier Richemont AG
                     (Switzerland)                                                                             8,311,201
.........................................................................................................................
         2,699,300   Dixons Group PLC (United Kingdom)                                                         7,867,515
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,178,716
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.1%)
.........................................................................................................................
            72,000   Acom Co., Ltd. (Japan)                                                                    4,920,150
.........................................................................................................................
           464,900   MBNA Corp.                                                                               15,374,243
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,294,393
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.6%)
.........................................................................................................................
           225,400   Estee Lauder Companies, Inc. (The)
                     Class A                                                                                   7,934,080
.........................................................................................................................
            92,400   Fortune Brands, Inc.                                                                      5,174,400
.........................................................................................................................
           136,400   Reckitt Benckiser PLC (United Kingdom)                                                    2,446,672
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,555,152
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (0.8%)
.........................................................................................................................
           113,000   Fuji Photo Film Companies, Ltd. (Japan)                                                   3,648,811
.........................................................................................................................
           969,300   Tesco PLC (United Kingdom)                                                                3,523,153
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,171,964
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.1%)
.........................................................................................................................
            78,800   E.On AG (Germany)                                                                         4,590,620
.........................................................................................................................
           103,700   Edison International (NON)                                                                1,762,900
.........................................................................................................................
           199,000   Entergy Corp.                                                                             8,445,560
.........................................................................................................................
           135,300   FPL Group, Inc.                                                                           8,116,647
.........................................................................................................................
           384,700   Iberdrola SA (Spain)                                                                      5,602,829
.........................................................................................................................
            46,300   PG&E Corp. (NON)                                                                            828,307
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,346,863
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.2%)
.........................................................................................................................
           208,400   Emerson Electric Co.                                                                     11,151,484
------------------------------------------------------------------------------------------------------------------------
Electronics (2.7%)
.........................................................................................................................
           200,100   Intel Corp.                                                                               3,655,827
.........................................................................................................................
           113,200   Murata Manufacturing
                     Company, Ltd. (Japan)                                                                     7,272,758
.........................................................................................................................
               400   OMRON Corp. (Japan)                                                                           5,791
.........................................................................................................................
            44,880   Samsung Electronics Company, Ltd.
                     (South Korea)                                                                            12,294,355
.........................................................................................................................
         1,155,900   Taiwan Semiconductor Manufacturing
                     Co., Ltd. (Taiwan) (NON)                                                                  2,356,151
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,584,882
------------------------------------------------------------------------------------------------------------------------
Energy (0.5%)
.........................................................................................................................
           166,000   GlobalSantaFe Corp.                                                                       4,540,100
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.6%)
.........................................................................................................................
           199,000   Bouygues SA (France)                                                                      5,558,776
------------------------------------------------------------------------------------------------------------------------
Financial (5.8%)
.........................................................................................................................
           742,100   Citigroup, Inc.                                                                          28,756,375
.........................................................................................................................
            75,637   Fannie Mae                                                                                5,578,229
.........................................................................................................................
           335,200   Freddie Mac                                                                              20,514,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                              54,848,844
------------------------------------------------------------------------------------------------------------------------
Food (1.8%)
.........................................................................................................................
            74,900   Nestle SA (Switzerland)                                                                  17,468,947
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.6%)
.........................................................................................................................
            98,100   International Game Technology (NON)                                                       5,562,270
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.6%)
.........................................................................................................................
           137,900   Cardinal Health, Inc.                                                                     8,468,439
.........................................................................................................................
           197,100   HCA, Inc.                                                                                 9,362,250
.........................................................................................................................
            79,200   UnitedHealth Group, Inc.                                                                  7,250,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,081,449
------------------------------------------------------------------------------------------------------------------------
Insurance (5.1%)
.........................................................................................................................
            50,022   ACE, Ltd. (Bermuda)                                                                       1,580,695
.........................................................................................................................
            47,052   Allianz AG (Germany)                                                                      9,421,915
.........................................................................................................................
           573,240   ING Groep NV (Netherlands)                                                               14,716,447
.........................................................................................................................
            68,240   Muenchener Rueckversicherungs-
                     Gesellschaft AG (Germany)                                                                16,137,552
.........................................................................................................................
            78,400   Radian Group, Inc.                                                                        3,829,840
.........................................................................................................................
            34,800   XL Capital, Ltd. Class A (Bermuda)                                                        2,947,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,634,009
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.0%)
.........................................................................................................................
           154,279   Federated Investors, Inc.                                                                 5,333,425
.........................................................................................................................
            60,600   Franklin Resources, Inc.                                                                  2,583,984
.........................................................................................................................
            76,000   Goldman Sachs Group, Inc. (The)                                                           5,574,600
.........................................................................................................................
           309,300   Stilwell Financial, Inc.                                                                  5,629,260
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,121,269
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.0%)
.........................................................................................................................
           157,100   Carnival Corp.                                                                            4,350,099
.........................................................................................................................
           797,800   P&O Princess Cruises PLC
                     (United Kingdom)                                                                          5,045,766
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,395,865
------------------------------------------------------------------------------------------------------------------------
Machinery (0.1%)
.........................................................................................................................
            23,550   Ingersoll-Rand Co. Class A (Bermuda)                                                      1,075,293
------------------------------------------------------------------------------------------------------------------------
Media (1.5%)
.........................................................................................................................
           576,500   Liberty Media Corp. Class A (NON)                                                         5,765,000
.........................................................................................................................
           469,200   Walt Disney Co. (The)                                                                     8,867,880
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,632,880
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.7%)
.........................................................................................................................
           155,600   Medtronic, Inc.                                                                           6,667,460
------------------------------------------------------------------------------------------------------------------------
Metals (2.3%)
.........................................................................................................................
         1,455,900   BHP Billiton PLC (United Kingdom)                                                         7,932,180
.........................................................................................................................
           109,400   Companhia Vale do Rio Doce
                     (CVRD) ADR (Brazil) (NON)                                                                 3,027,098
.........................................................................................................................
           610,600   Rio Tinto PLC (United Kingdom)                                                           11,194,569
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,153,847
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (7.2%)
.........................................................................................................................
           317,800   Exxon Mobil Corp.                                                                        13,004,376
.........................................................................................................................
           158,400   Petroleo Brasileiro SA ADR (Brazil)                                                       2,987,424
.........................................................................................................................
            27,600   Royal Dutch Petroleum Co.
                     (Netherlands)                                                                             1,537,026
.........................................................................................................................
         2,185,900   Shell Transport & Trading Company PLC
                     (United Kingdom)                                                                         16,489,992
.........................................................................................................................
           212,200   TotalFinaElf SA Class B (France)                                                         34,446,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                              68,464,938
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.7%)
.........................................................................................................................
           163,400   UPM-Kymmene OYJ (Finland)                                                                 6,431,059
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (7.9%)
.........................................................................................................................
           440,600   AstraZeneca PLC (United Kingdom)                                                         18,237,245
.........................................................................................................................
            99,000   Lilly (Eli) & Co.                                                                         5,583,600
.........................................................................................................................
           629,300   Pfizer, Inc.                                                                             22,025,500
.........................................................................................................................
           372,500   Pharmacia Corp.                                                                          13,950,125
.........................................................................................................................
           158,810   Sanofi-Synthelabo SA (France)                                                             9,659,434
.........................................................................................................................
           227,200   Schering-Plough Corp.                                                                     5,589,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                              75,045,024
------------------------------------------------------------------------------------------------------------------------
Publishing (0.7%)
.........................................................................................................................
           517,000   Reed Elsevier NV (Netherlands)                                                            7,044,704
------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
.........................................................................................................................
            24,500   Burlington Northern Santa Fe Corp.                                                          735,000
.........................................................................................................................
            29,000   Union Pacific Corp.                                                                       1,835,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,570,120
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.8%)
.........................................................................................................................
           241,400   Equity Office Properties Trust (R)                                                        7,266,140
------------------------------------------------------------------------------------------------------------------------
Retail (0.9%)
.........................................................................................................................
           215,000   Office Depot, Inc. (NON)                                                                  3,612,000
.........................................................................................................................
           252,000   TJX Companies, Inc. (The)                                                                 4,941,720
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,553,720
------------------------------------------------------------------------------------------------------------------------
Software (3.5%)
.........................................................................................................................
            77,100   BMC Software, Inc. (NON)                                                                  1,279,860
.........................................................................................................................
           473,400   Microsoft Corp. (NON)                                                                    25,894,980
.........................................................................................................................
            65,987   Network Associates, Inc. (NON)                                                            1,271,569
.........................................................................................................................
           134,800   Symantec Corp. (NON)                                                                      4,428,180
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,874,589
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.2%)
.........................................................................................................................
            85,880   Automatic Data Processing, Inc.                                                           3,740,074
.........................................................................................................................
           524,300   KPMG Consulting, Inc. (NON)                                                               7,791,098
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,531,172
------------------------------------------------------------------------------------------------------------------------
Telecommunications (4.6%)
.........................................................................................................................
             6,313   NTT DoCoMo, Inc. (Japan)                                                                 15,538,882
.........................................................................................................................
            30,250   SK Telecom Company, Ltd. (South Korea)                                                    6,787,989
.........................................................................................................................
         1,902,803   Telecom Corp. of New Zealand, Ltd.
                     (New Zealand)                                                                             4,551,573
.........................................................................................................................
           272,300   Telefonos de Mexico SA de CV (Telmex)
                     ADR Class L (Mexico)                                                                      8,735,384
.........................................................................................................................
         6,203,583   Vodafone Group PLC (United Kingdom)                                                       8,508,834
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,122,662
------------------------------------------------------------------------------------------------------------------------
Textiles (0.4%)
.........................................................................................................................
           113,200   Jones Apparel Group, Inc. (NON)                                                           4,245,000
------------------------------------------------------------------------------------------------------------------------
Tobacco (4.5%)
.........................................................................................................................
           686,500   Altadis SA (Spain)                                                                       14,167,067
.........................................................................................................................
           437,500   Korea Tobacco & Ginseng Corp. GDR
                     (South Korea)                                                                             2,839,375
.........................................................................................................................
           589,200   Philip Morris Companies, Inc.                                                            25,736,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,742,698
------------------------------------------------------------------------------------------------------------------------
Waste Management (1.3%)
.........................................................................................................................
           481,800   Waste Management, Inc.                                                                   12,550,890
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.3%)
.........................................................................................................................
            88,000   Vivendi Environnement (France)                                                            2,715,350
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $1,019,481,407)                                                                  $947,232,684
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.6%) (a) (cost $24,383,010)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $24,397,834   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 1.78% to
                     1.98% and due dates ranging from
                     July 1, 2002 to August 26, 2002 (d)                                                     $24,383,010
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,043,864,417) (b)                                                              $971,615,694
------------------------------------------------------------------------------------------------------------------------


Diversification by Country
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2002
(as percentage of Market Value)
------------------------------------------------------------------------------
Bermuda                                                                   1.3%
...............................................................................
Brazil                                                                    1.2
...............................................................................
Denmark                                                                   0.9
...............................................................................
Finland                                                                   1.5
...............................................................................
France                                                                    7.3
...............................................................................
Germany                                                                   4.0
...............................................................................
Japan                                                                     5.9
...............................................................................
Mexico                                                                    1.7
...............................................................................
Netherlands                                                               2.4
...............................................................................
Singapore                                                                 0.8
...............................................................................
South Korea                                                               2.9
...............................................................................
Spain                                                                     2.0
...............................................................................
Switzerland                                                               3.7
...............................................................................
United Kingdom                                                           10.9
...............................................................................
United States                                                            49.4
...............................................................................
Other                                                                     4.1
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Growth and Income Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (98.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (2.4%)
.........................................................................................................................
         1,387,187   Boeing Co. (The)                                                                        $62,423,415
.........................................................................................................................
           234,395   Goodrich Corp.                                                                            6,403,671
.........................................................................................................................
           498,902   Lockheed Martin Corp.                                                                    34,673,689
.........................................................................................................................
           646,400   Rockwell Collins, Inc.                                                                   17,724,288
.........................................................................................................................
           588,870   United Technologies Corp.                                                                39,984,273
------------------------------------------------------------------------------------------------------------------------
                                                                                                             161,209,336
------------------------------------------------------------------------------------------------------------------------
Agriculture (--%)
.........................................................................................................................
           126,655   Monsanto Co.                                                                              2,254,459
------------------------------------------------------------------------------------------------------------------------
Airlines (0.1%)
.........................................................................................................................
           412,810   Southwest Airlines Co.                                                                    6,671,010
------------------------------------------------------------------------------------------------------------------------
Automotive (0.8%)
.........................................................................................................................
         1,852,721   Ford Motor Co.                                                                           29,643,536
.........................................................................................................................
           218,000   General Motors Corp.                                                                     11,652,100
.........................................................................................................................
           212,607   Lear Corp. (NON)                                                                          9,833,074
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,128,710
------------------------------------------------------------------------------------------------------------------------
Banking (11.5%)
.........................................................................................................................
         1,975,493   Bank of America Corp.                                                                   138,995,687
.........................................................................................................................
         1,459,105   Bank of New York Company, Inc. (The)                                                     49,244,794
.........................................................................................................................
         1,271,135   Bank One Corp.                                                                           48,913,275
.........................................................................................................................
           353,811   BB&T Corp.                                                                               13,657,105
.........................................................................................................................
           279,000   Charter One Financial, Inc.                                                               9,592,020
.........................................................................................................................
           740,860   Comerica, Inc.                                                                           45,488,804
.........................................................................................................................
           231,000   Fifth Third Bancorp                                                                      15,396,150
.........................................................................................................................
           226,343   First Tennessee National Corp.                                                            8,668,937
.........................................................................................................................
         1,422,167   FleetBoston Financial Corp.                                                              46,007,102
.........................................................................................................................
           167,500   M&T Bank Corp.                                                                           14,364,800
.........................................................................................................................
           271,000   Mellon Financial Corp.                                                                    8,517,530
.........................................................................................................................
           617,805   National City Corp.                                                                      20,542,016
.........................................................................................................................
           140,154   PNC Financial Services Group                                                              7,327,251
.........................................................................................................................
           507,600   Sovereign Bancorp, Inc.                                                                   7,588,620
.........................................................................................................................
           148,504   SunTrust Banks, Inc.                                                                     10,056,691
.........................................................................................................................
           653,000   Synovus Financial Corp.                                                                  17,970,560
.........................................................................................................................
         5,035,130   U.S. Bancorp                                                                            117,570,286
.........................................................................................................................
           958,640   Wachovia Corp.                                                                           36,600,875
.........................................................................................................................
         1,501,662   Washington Mutual, Inc.                                                                  55,726,677
.........................................................................................................................
         2,249,792   Wells Fargo & Co.                                                                       112,624,588
.........................................................................................................................
            64,037   Zions Bancorporation                                                                      3,336,328
------------------------------------------------------------------------------------------------------------------------
                                                                                                             788,190,096
------------------------------------------------------------------------------------------------------------------------
Beverage (3.1%)
.........................................................................................................................
         1,224,373   Anheuser-Busch Companies, Inc.                                                           61,218,650
.........................................................................................................................
         2,310,236   Coca-Cola Co. (The)                                                                     129,373,216
.........................................................................................................................
           780,041   Coca-Cola Enterprises, Inc.                                                              17,223,305
.........................................................................................................................
            69,000   Pepsi Bottling Group, Inc. (The)                                                          2,125,200
.........................................................................................................................
            74,339   PepsiCo, Inc.                                                                             3,583,140
------------------------------------------------------------------------------------------------------------------------
                                                                                                             213,523,511
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.2%)
.........................................................................................................................
           336,929   Viacom, Inc. Class B (NON)                                                               14,949,540
------------------------------------------------------------------------------------------------------------------------
Building Materials (--%)
.........................................................................................................................
            24,139   Vulcan Materials Co.                                                                      1,057,288
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.1%)
.........................................................................................................................
           357,000   Comcast Corp. Class A (NON)                                                               8,510,880
------------------------------------------------------------------------------------------------------------------------
Chemicals (2.3%)
.........................................................................................................................
           209,181   3M Co.                                                                                   25,729,263
.........................................................................................................................
           231,000   Avery Dennison Corp.                                                                     14,495,250
.........................................................................................................................
           750,000   Dow Chemical Co. (The)                                                                   25,785,000
.........................................................................................................................
         1,166,933   E.I. du Pont de Nemours & Co.                                                            51,811,825
.........................................................................................................................
           377,966   Eastman Chemical Co.                                                                     17,726,605
.........................................................................................................................
           231,336   Hercules, Inc. (NON)                                                                      2,683,498
.........................................................................................................................
           304,246   PPG Industries, Inc.                                                                     18,832,827
.........................................................................................................................
            65,000   Rohm & Haas Co.                                                                           2,631,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                             159,696,118
------------------------------------------------------------------------------------------------------------------------
Coal (0.1%)
.........................................................................................................................
           182,290   Arch Coal, Inc.                                                                           4,139,806
.........................................................................................................................
            81,438   Peabody Energy Corp.                                                                      2,304,695
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,444,501
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.2%)
.........................................................................................................................
            68,781   Cintas Corp.                                                                              3,399,845
.........................................................................................................................
           374,587   Sabre Holdings Corp. (NON)                                                               13,410,215
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,810,060
------------------------------------------------------------------------------------------------------------------------
Computers (4.1%)
.........................................................................................................................
           534,822   Dell Computer Corp. (NON)                                                                13,980,247
.........................................................................................................................
         8,479,466   Hewlett-Packard Co.                                                                     129,566,240
.........................................................................................................................
         1,630,683   IBM Corp.                                                                               117,409,176
.........................................................................................................................
           216,793   NCR Corp. (NON)                                                                           7,501,038
.........................................................................................................................
         2,290,000   Sun Microsystems, Inc. (NON)                                                             11,472,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                             279,929,601
------------------------------------------------------------------------------------------------------------------------
Conglomerates (4.2%)
.........................................................................................................................
             8,392   Berkshire Hathaway, Inc. Class B (NON)                                                   18,747,728
.........................................................................................................................
         5,295,206   General Electric Co.                                                                    153,825,734
.........................................................................................................................
           977,584   Honeywell International, Inc.                                                            34,440,284
.........................................................................................................................
            35,929   Textron, Inc.                                                                             1,685,070
.........................................................................................................................
         5,602,070   Tyco International, Ltd. (Bermuda)                                                       75,683,966
------------------------------------------------------------------------------------------------------------------------
                                                                                                             284,382,782
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.8%)
.........................................................................................................................
           255,903   Capital One Financial Corp.                                                              15,622,878
.........................................................................................................................
         1,278,733   Household International, Inc.                                                            63,553,030
.........................................................................................................................
         1,138,890   MBNA Corp.                                                                               37,663,092
.........................................................................................................................
         1,427,042   Providian Financial Corp.                                                                 8,391,007
------------------------------------------------------------------------------------------------------------------------
                                                                                                             125,230,007
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (3.3%)
.........................................................................................................................
           112,400   Avon Products, Inc.                                                                       5,871,776
.........................................................................................................................
           196,008   Clorox Co.                                                                                8,104,931
.........................................................................................................................
           394,000   Colgate-Palmolive Co.                                                                    19,719,700
.........................................................................................................................
           540,742   Fortune Brands, Inc.                                                                     30,281,552
.........................................................................................................................
           876,807   Gillette Co. (The)                                                                       29,697,453
.........................................................................................................................
           682,570   Kimberly-Clark Corp.                                                                     42,319,340
.........................................................................................................................
           511,551   Newell Rubbermaid, Inc.                                                                  17,934,978
.........................................................................................................................
           722,141   Procter & Gamble Co.                                                                     64,487,191
.........................................................................................................................
           110,384   Unilever NV (Netherlands)                                                                 7,152,883
------------------------------------------------------------------------------------------------------------------------
                                                                                                             225,569,804
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
.........................................................................................................................
         3,087,500   Service Corp. International (NON)                                                        14,912,625
------------------------------------------------------------------------------------------------------------------------
Containers (--%)
.........................................................................................................................
           130,000   Owens-Illinois, Inc. (NON)                                                                1,786,200
------------------------------------------------------------------------------------------------------------------------
Distribution (0.1%)
.........................................................................................................................
           202,508   SYSCO Corp.                                                                               5,512,268
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (4.5%)
.........................................................................................................................
            42,200   Allegheny Energy, Inc.                                                                    1,086,650
.........................................................................................................................
           506,350   American Electric Power Company, Inc.                                                    20,264,127
.........................................................................................................................
           150,000   Dominion Resources, Inc.                                                                  9,930,000
.........................................................................................................................
         1,726,255   Duke Energy Corp.                                                                        53,686,531
.........................................................................................................................
         1,472,807   Edison International (NON)                                                               25,037,719
.........................................................................................................................
           526,800   Entergy Corp.                                                                            22,357,392
.........................................................................................................................
           593,222   Exelon Corp.                                                                             31,025,511
.........................................................................................................................
           495,963   FirstEnergy Corp.                                                                        16,555,245
.........................................................................................................................
           280,000   FPL Group, Inc.                                                                          16,797,200
.........................................................................................................................
         1,059,371   PG&E Corp. (NON)                                                                         18,952,147
.........................................................................................................................
           166,109   PPL Corp.                                                                                 5,494,886
.........................................................................................................................
           752,517   Progress Energy, Inc.                                                                    39,138,409
.........................................................................................................................
           238,000   Public Service Enterprise Group, Inc.                                                    10,305,400
.........................................................................................................................
         1,036,301   Reliant Energy, Inc.                                                                     17,513,487
.........................................................................................................................
           357,926   TXU Corp.                                                                                18,451,085
------------------------------------------------------------------------------------------------------------------------
                                                                                                             306,595,789
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.5%)
.........................................................................................................................
           613,090   Emerson Electric Co.                                                                     32,806,446
.........................................................................................................................
           146,907   Rockwell International Corp.                                                              2,935,202
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,741,648
------------------------------------------------------------------------------------------------------------------------
Electronics (1.2%)
.........................................................................................................................
           217,000   Agilent Technologies, Inc. (NON)                                                          5,132,050
.........................................................................................................................
           180,948   Conexant Systems, Inc. (NON)                                                                293,136
.........................................................................................................................
           288,645   Cypress Semiconductor Corp. (NON)                                                         4,381,631
.........................................................................................................................
           203,475   Flextronics International, Ltd.
                     (Singapore) (NON)                                                                         1,450,777
.........................................................................................................................
         1,292,434   LSI Logic Corp. (NON)                                                                    11,308,798
.........................................................................................................................
         1,631,000   Motorola, Inc.                                                                           23,519,020
.........................................................................................................................
            63,464   Skyworks Solutions, Inc. (NON)                                                              352,224
.........................................................................................................................
         5,504,854   Solectron Corp. (NON)                                                                    33,854,852
------------------------------------------------------------------------------------------------------------------------
                                                                                                              80,292,488
------------------------------------------------------------------------------------------------------------------------
Energy (0.9%)
.........................................................................................................................
           119,000   BJ Services Co. (NON)                                                                     4,031,720
.........................................................................................................................
         1,597,504   Halliburton Co.                                                                          25,464,214
.........................................................................................................................
           479,000   Schlumberger, Ltd.                                                                       22,273,500
.........................................................................................................................
           324,000   Transocean Sedco Forex, Inc.                                                             10,092,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              61,862,034
------------------------------------------------------------------------------------------------------------------------
Financial (7.1%)
.........................................................................................................................
           321,000   American Express Co.                                                                     11,658,720
.........................................................................................................................
         6,884,544   Citigroup, Inc.                                                                         266,776,080
.........................................................................................................................
         1,490,729   Fannie Mae                                                                              109,941,264
.........................................................................................................................
         1,249,197   Freddie Mac                                                                              76,450,856
.........................................................................................................................
           259,792   MGIC Investment Corp.                                                                    17,613,898
------------------------------------------------------------------------------------------------------------------------
                                                                                                             482,440,818
------------------------------------------------------------------------------------------------------------------------
Food (1.0%)
.........................................................................................................................
           617,924   Archer Daniels Midland Co.                                                                7,903,248
.........................................................................................................................
             9,300   General Mills, Inc.                                                                         409,944
.........................................................................................................................
           158,000   H.J. Heinz Co.                                                                            6,493,800
.........................................................................................................................
            14,438   JM Smucker Co. (The)                                                                        492,769
.........................................................................................................................
           582,657   Kellogg Co.                                                                              20,894,080
.........................................................................................................................
           268,000   Kraft Foods, Inc. Class A                                                                10,974,600
.........................................................................................................................
         1,054,849   Sara Lee Corp.                                                                           21,772,083
------------------------------------------------------------------------------------------------------------------------
                                                                                                              68,940,524
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.3%)
.........................................................................................................................
           270,987   Harrah's Entertainment, Inc. (NON)                                                       12,018,273
.........................................................................................................................
           265,555   MGM Mirage, Inc. (NON)                                                                    8,962,481
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,980,754
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.2%)
.........................................................................................................................
           368,195   Cardinal Health, Inc.                                                                    22,610,855
.........................................................................................................................
           447,878   CIGNA Corp.                                                                              43,632,275
.........................................................................................................................
           617,657   HCA, Inc.                                                                                29,338,708
.........................................................................................................................
           260,585   Healthsouth Corp. (NON)                                                                   3,332,882
.........................................................................................................................
            11,197   McKesson Corp.                                                                              366,142
.........................................................................................................................
           180,029   Quest Diagnostics, Inc. (NON)                                                            15,491,495
.........................................................................................................................
           282,816   UnitedHealth Group, Inc.                                                                 25,891,805
.........................................................................................................................
           131,960   Wellpoint Health Networks, Inc. (NON)                                                    10,267,808
------------------------------------------------------------------------------------------------------------------------
                                                                                                             150,931,970
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (--%)
.........................................................................................................................
            47,272   Whirlpool Corp.                                                                           3,089,698
------------------------------------------------------------------------------------------------------------------------
Insurance (2.0%)
.........................................................................................................................
           986,060   ACE, Ltd. (Bermuda)                                                                      31,159,496
.........................................................................................................................
           198,000   American International Group, Inc.                                                       13,509,540
.........................................................................................................................
           137,000   Chubb Corp. (The)                                                                         9,699,600
.........................................................................................................................
           156,085   Hartford Financial Services Group,
                     Inc. (The)                                                                                9,282,375
.........................................................................................................................
            62,564   Jefferson-Pilot Corp.                                                                     2,940,508
.........................................................................................................................
            31,949   John Hancock Financial Services                                                           1,124,605
.........................................................................................................................
            12,376   Loews Corp.                                                                                 655,804
.........................................................................................................................
           356,000   Metlife, Inc.                                                                            10,252,800
.........................................................................................................................
           206,233   Principal Financial Group (NON)                                                           6,393,223
.........................................................................................................................
           118,725   Torchmark Corp.                                                                           4,535,295
.........................................................................................................................
           596,000   Travelers Property Casualty Corp.
                     Class A (NON)                                                                            10,549,200
.........................................................................................................................
           388,500   UnumProvident Corp.                                                                       9,887,325
.........................................................................................................................
           270,500   XL Capital, Ltd. Class A (Bermuda)                                                       22,911,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                             132,901,121
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (4.1%)
.........................................................................................................................
           755,678   Goldman Sachs Group, Inc. (The)                                                          55,428,981
.........................................................................................................................
         2,442,553   JPMorgan Chase & Co.                                                                     82,851,398
.........................................................................................................................
            70,000   Lehman Brothers Holdings, Inc.                                                            4,376,400
.........................................................................................................................
         1,363,295   Merrill Lynch & Company, Inc.                                                            55,213,448
.........................................................................................................................
         1,794,870   Morgan Stanley Dean Witter & Co.                                                         77,323,000
.........................................................................................................................
           194,193   Stilwell Financial, Inc.                                                                  3,534,313
------------------------------------------------------------------------------------------------------------------------
                                                                                                             278,727,540
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
.........................................................................................................................
           356,629   Carnival Corp.                                                                            9,875,057
.........................................................................................................................
           995,976   Cendant Corp. (NON)                                                                      15,816,099
.........................................................................................................................
            99,000   Royal Caribbean Cruises, Ltd.                                                             1,930,500
.........................................................................................................................
           134,764   Starwood Hotels & Resorts
                     Worldwide, Inc.                                                                           4,432,388
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,054,044
------------------------------------------------------------------------------------------------------------------------
Machinery (0.5%)
.........................................................................................................................
           450,000   Ingersoll-Rand Co. Class A (Bermuda)                                                     20,547,000
.........................................................................................................................
           297,000   Parker-Hannifin Corp.                                                                    14,193,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,740,630
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.4%)
.........................................................................................................................
           217,150   Dover Corp.                                                                               7,600,250
.........................................................................................................................
            46,959   EnPro Industries, Inc. (NON)                                                                246,535
.........................................................................................................................
           295,307   Illinois Tool Works, Inc.                                                                20,169,462
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,016,247
------------------------------------------------------------------------------------------------------------------------
Media (1.6%)
.........................................................................................................................
         4,214,354   Liberty Media Corp. Class A (NON)                                                        42,143,540
.........................................................................................................................
           298,476   USA Networks, Inc. (NON)                                                                  6,999,262
.........................................................................................................................
         2,990,798   Walt Disney Co. (The)                                                                    56,526,082
------------------------------------------------------------------------------------------------------------------------
                                                                                                             105,668,884
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.1%)
.........................................................................................................................
           132,189   Becton, Dickinson and Co.                                                                 4,553,911
------------------------------------------------------------------------------------------------------------------------
Metals (0.4%)
.........................................................................................................................
           569,000   Alcoa, Inc.                                                                              18,862,350
.........................................................................................................................
           244,376   Barrick Gold Corp.                                                                        4,640,700
.........................................................................................................................
           174,000   Freeport-McMoRan Copper &
                     Gold, Inc. Class B (NON)                                                                  3,105,900
.........................................................................................................................
            60,000   Phelps Dodge Corp.                                                                        2,472,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,080,950
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.0%)
.........................................................................................................................
         2,207,799   Dynegy, Inc. Class A                                                                     15,896,153
.........................................................................................................................
         1,484,100   El Paso Corp.                                                                            30,587,301
.........................................................................................................................
           685,000   NiSource, Inc.                                                                           14,953,550
.........................................................................................................................
           261,128   Sempra Energy                                                                             5,778,763
.........................................................................................................................
            59,235   Williams Companies, Inc. (The)                                                              354,818
------------------------------------------------------------------------------------------------------------------------
                                                                                                              67,570,585
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.1%)
.........................................................................................................................
           125,006   Pitney Bowes, Inc.                                                                        4,965,238
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (8.7%)
.........................................................................................................................
           432,548   Burlington Resources, Inc.                                                               16,436,824
.........................................................................................................................
           765,962   Chevron Texaco Corp.                                                                     67,787,637
.........................................................................................................................
           493,172   Conoco, Inc.                                                                             13,710,182
.........................................................................................................................
           163,305   Devon Energy Corp.                                                                        8,047,670
.........................................................................................................................
           180,993   EOG Resources, Inc.                                                                       7,185,422
.........................................................................................................................
         6,125,799   Exxon Mobil Corp.                                                                       250,667,695
.........................................................................................................................
           540,010   Marathon Oil Corp.                                                                       14,645,071
.........................................................................................................................
           153,331   Occidental Petroleum Corp.                                                                4,598,397
.........................................................................................................................
           231,921   Phillips Petroleum Co.                                                                   13,655,508
.........................................................................................................................
         2,939,377   Royal Dutch Petroleum Co.
                     PLC ADR (Netherlands)                                                                   162,459,367
.........................................................................................................................
           954,251   Unocal Corp.                                                                             35,250,032
------------------------------------------------------------------------------------------------------------------------
                                                                                                             594,443,805
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.0%)
.........................................................................................................................
           175,000   Boise Cascade Corp.                                                                       6,042,750
.........................................................................................................................
           383,342   Georgia-Pacific Corp.                                                                     9,422,546
.........................................................................................................................
            84,395   Sealed Air Corp. (NON)                                                                    3,398,587
.........................................................................................................................
           514,142   Smurfit-Stone Container Corp. (NON)                                                       7,928,070
.........................................................................................................................
           651,076   Weyerhaeuser Co.                                                                         41,571,203
------------------------------------------------------------------------------------------------------------------------
                                                                                                              68,363,156
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (9.7%)
.........................................................................................................................
         1,419,062   Abbott Laboratories                                                                      53,427,684
.........................................................................................................................
         2,508,240   Bristol-Myers Squibb Co.                                                                 64,461,768
.........................................................................................................................
           153,339   King Pharmaceuticals, Inc. (NON)                                                          3,411,793
.........................................................................................................................
           943,327   Lilly (Eli) & Co.                                                                        53,203,643
.........................................................................................................................
         3,188,864   Merck & Company, Inc.                                                                   161,484,073
.........................................................................................................................
         4,691,604   Pfizer, Inc.                                                                            164,206,140
.........................................................................................................................
           812,653   Pharmacia Corp.                                                                          30,433,855
.........................................................................................................................
         3,327,833   Schering-Plough Corp.                                                                    81,864,692
.........................................................................................................................
           947,075   Wyeth                                                                                    48,490,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                             660,983,888
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.5%)
.........................................................................................................................
           471,152   Eastman Kodak Co.                                                                        13,743,504
.........................................................................................................................
         2,542,392   Xerox Corp. (NON)                                                                        17,720,472
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,463,976
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.1%)
.........................................................................................................................
           337,741   AES Corp. (The) (NON)                                                                     1,830,556
.........................................................................................................................
           217,138   Mirant Corp. (NON)                                                                        1,585,107
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,415,663
------------------------------------------------------------------------------------------------------------------------
Publishing (0.7%)
.........................................................................................................................
           160,257   Dow Jones & Co., Inc.                                                                     7,764,452
.........................................................................................................................
           450,960   McGraw-Hill Companies, Inc. (The)                                                        26,922,312
.........................................................................................................................
           276,456   Tribune Co.                                                                              12,025,836
------------------------------------------------------------------------------------------------------------------------
                                                                                                              46,712,600
------------------------------------------------------------------------------------------------------------------------
Railroads (1.0%)
.........................................................................................................................
           876,685   Burlington Northern Santa Fe Corp.                                                       26,300,550
.........................................................................................................................
            72,122   CSX Corp.                                                                                 2,527,876
.........................................................................................................................
           668,863   Norfolk Southern Corp.                                                                   15,638,017
.........................................................................................................................
           428,636   Union Pacific Corp.                                                                      27,124,086
------------------------------------------------------------------------------------------------------------------------
                                                                                                              71,590,529
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.6%)
.........................................................................................................................
           116,300   Boston Properties, Inc. (R)                                                               4,646,185
.........................................................................................................................
         1,132,725   Equity Office Properties Trust (R)                                                       34,095,023
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,741,208
------------------------------------------------------------------------------------------------------------------------
Regional Bells (3.3%)
.........................................................................................................................
         2,106,962   BellSouth Corp.                                                                          66,369,303
.........................................................................................................................
         3,754,408   SBC Communications, Inc.                                                                114,509,444
.........................................................................................................................
         1,153,283   Verizon Communications, Inc.                                                             46,304,312
------------------------------------------------------------------------------------------------------------------------
                                                                                                             227,183,059
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.6%)
.........................................................................................................................
           183,000   Darden Restaurants, Inc.                                                                  4,520,100
.........................................................................................................................
         1,027,000   McDonald's Corp.                                                                         29,218,150
.........................................................................................................................
           404,077   Starbucks Corp. (NON)                                                                    10,041,313
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,779,563
------------------------------------------------------------------------------------------------------------------------
Retail (3.0%)
.........................................................................................................................
           423,000   Albertsons, Inc.                                                                         12,884,580
.........................................................................................................................
           754,231   Federated Department Stores, Inc. (NON)                                                  29,942,971
.........................................................................................................................
         1,346,800   JC Penney Company, Inc.                                                                  29,656,536
.........................................................................................................................
           342,120   Kroger Co. (NON)                                                                          6,808,188
.........................................................................................................................
         1,855,384   Limited Brands, Inc.                                                                     39,519,679
.........................................................................................................................
            62,227   Lowe's Companies, Inc.                                                                    2,825,106
.........................................................................................................................
           579,310   Office Depot, Inc. (NON)                                                                  9,732,408
.........................................................................................................................
           402,609   RadioShack Corp.                                                                         12,102,427
.........................................................................................................................
         3,619,000   Rite Aid Corp. (NON)                                                                      8,504,650
.........................................................................................................................
           617,522   Safeway, Inc. (NON)                                                                      18,025,467
.........................................................................................................................
           894,311   Staples, Inc. (NON)                                                                      17,617,927
.........................................................................................................................
            59,850   SUPERVALU, Inc.                                                                           1,468,121
.........................................................................................................................
           887,064   TJX Companies, Inc. (The)                                                                17,395,325
------------------------------------------------------------------------------------------------------------------------
                                                                                                             206,483,385
------------------------------------------------------------------------------------------------------------------------
Software (1.3%)
.........................................................................................................................
           409,161   Amdocs, Ltd. (Guernsey) (NON)                                                             3,089,166
.........................................................................................................................
         1,383,131   BMC Software, Inc. (NON)                                                                 22,959,975
.........................................................................................................................
         3,613,052   Computer Associates International, Inc.                                                  57,411,396
.........................................................................................................................
           142,262   Compuware Corp. (NON)                                                                       863,530
.........................................................................................................................
            44,826   Symantec Corp. (NON)                                                                      1,472,534
------------------------------------------------------------------------------------------------------------------------
                                                                                                              85,796,601
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.2%)
.........................................................................................................................
           201,780   Convergys Corp. (NON)                                                                     3,930,674
.........................................................................................................................
           202,572   Electronic Data Systems Corp.                                                             7,525,550
.........................................................................................................................
            60,242   SunGard Data Systems, Inc. (NON)                                                          1,595,208
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,051,432
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
.........................................................................................................................
         2,478,830   AT&T Corp.                                                                               26,523,481
.........................................................................................................................
         4,391,920   AT&T Wireless Services, Inc. (NON)                                                       25,692,732
.........................................................................................................................
         1,053,643   Qwest Communications
                     International, Inc. (NON)                                                                 2,950,200
.........................................................................................................................
         2,673,962   Sprint Corp. (FON Group)                                                                 28,370,737
------------------------------------------------------------------------------------------------------------------------
                                                                                                              83,537,150
------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
.........................................................................................................................
           198,500   Jones Apparel Group, Inc. (NON)                                                           7,443,750
.........................................................................................................................
            19,475   Nike, Inc.                                                                                1,044,834
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,488,584
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.3%)
.........................................................................................................................
         3,445,693   Philip Morris Companies, Inc.                                                           150,507,870
.........................................................................................................................
           111,629   R.J. Reynolds Tobacco Holdings, Inc.                                                      6,000,059
------------------------------------------------------------------------------------------------------------------------
                                                                                                             156,507,929
------------------------------------------------------------------------------------------------------------------------
Toys (0.2%)
.........................................................................................................................
           610,494   Mattel, Inc.                                                                             12,869,214
------------------------------------------------------------------------------------------------------------------------
Transportation Services (--%)
.........................................................................................................................
            40,358   United Parcel Service, Inc. Class B                                                       2,492,107
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.7%)
.........................................................................................................................
           348,864   Republic Services, Inc. (NON)                                                             6,652,836
.........................................................................................................................
         1,618,718   Waste Management, Inc.                                                                   42,167,604
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,820,440
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $6,633,352,885)                                                                $6,701,647,958
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
           250,700   Ford Motor Company Capital Trust II
                     $3.25 cum. cv. pfd.                                                                      14,133,213
.........................................................................................................................
           469,000   General Motors Corp. $1.31 cv. pfd.                                                      12,311,250
.........................................................................................................................
             4,200   Hercules Trust II units 6.50%
                     cum. cv. pfd.                                                                             2,478,000
.........................................................................................................................
           173,000   Xerox Corp. 144A $3.75 cv. pfd.                                                           9,428,500
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $36,235,454)                                                                      $38,350,963
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $508,000   Computer Associates International,
                     Inc. 144A cv. sr. notes 5s, 2007                                                           $507,365
.........................................................................................................................
         3,610,000   Freeport-McMoRan Copper & Gold, Inc.
                     144A cv. sr. notes 8 1/4s, 2006                                                           5,419,513
.........................................................................................................................
         1,900,000   Providian Financial Corp. cv. sr.
                     notes 3 1/4s, 2005                                                                        1,308,625
.........................................................................................................................
         7,695,000   Service Corp. International cv. sub.
                     notes 6 3/4s, 2008                                                                        7,579,575
.........................................................................................................................
         3,800,000   Xerox Corp. cv. sub. deb. 0.57s, 2018                                                     2,261,000
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $14,525,800)                                                                      $17,076,078
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $54,273,914   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                     $54,273,914
.........................................................................................................................
        22,247,207   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1,
                     2002 to August 26, 2002 (d)                                                              22,233,690
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $76,507,604)                                                                      $76,507,604
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $6,760,621,743) (b)                                                            $6,833,582,603
------------------------------------------------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Growth Opportunities Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (99.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.9%)
.........................................................................................................................
             5,700   Northrop Grumman Corp.                                                                     $712,500
------------------------------------------------------------------------------------------------------------------------
Banking (2.1%)
.........................................................................................................................
            28,900   Bank of New York Company, Inc. (The)                                                        975,375
.........................................................................................................................
             9,300   Fifth Third Bancorp                                                                         619,845
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,595,220
------------------------------------------------------------------------------------------------------------------------
Beverage (2.7%)
.........................................................................................................................
            11,000   Anheuser-Busch Companies, Inc.                                                              550,000
.........................................................................................................................
             7,400   Coca-Cola Co. (The)                                                                         414,400
.........................................................................................................................
            22,400   PepsiCo, Inc.                                                                             1,079,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,044,080
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.4%)
.........................................................................................................................
            22,800   Amgen, Inc. (NON)                                                                           954,864
.........................................................................................................................
             4,000   IDEC Pharmaceuticals Corp. (NON)                                                            141,800
.........................................................................................................................
            26,100   MedImmune, Inc. (NON)                                                                       689,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,785,704
------------------------------------------------------------------------------------------------------------------------
Broadcasting (3.4%)
.........................................................................................................................
            34,800   Echostar Communications Corp.
                     Class A (NON)                                                                               645,888
.........................................................................................................................
            43,600   Viacom, Inc. Class B (NON)                                                                1,934,532
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,580,420
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.5%)
.........................................................................................................................
            14,400   Comcast Corp. Class A (NON)                                                                 343,296
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (3.7%)
.........................................................................................................................
           143,200   Cisco Systems, Inc. (NON)                                                                 1,997,640
.........................................................................................................................
            20,200   Nokia OYJ ADR (Finland)                                                                     292,496
.........................................................................................................................
            17,100   QUALCOMM, Inc. (NON)                                                                        470,079
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,760,215
------------------------------------------------------------------------------------------------------------------------
Computers (5.1%)
.........................................................................................................................
            75,600   Dell Computer Corp. (NON)                                                                 1,976,184
.........................................................................................................................
            25,300   EMC Corp. (NON)                                                                             191,015
.........................................................................................................................
            33,100   Hewlett-Packard Co.                                                                         505,768
.........................................................................................................................
            16,200   IBM Corp.                                                                                 1,166,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,839,367
------------------------------------------------------------------------------------------------------------------------
Conglomerates (6.2%)
.........................................................................................................................
           137,200   General Electric Co.                                                                      3,985,660
.........................................................................................................................
            49,400   Tyco International, Ltd. (Bermuda)                                                          667,394
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,653,054
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.7%)
.........................................................................................................................
            21,244   Capital One Financial Corp.                                                               1,296,946
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.9%)
.........................................................................................................................
            13,400   Colgate-Palmolive Co.                                                                       670,670
------------------------------------------------------------------------------------------------------------------------
Electronics (5.4%)
.........................................................................................................................
           146,400   Intel Corp.                                                                               2,674,728
.........................................................................................................................
            36,900   Maxim Integrated Products, Inc. (NON)                                                     1,414,377
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,089,105
------------------------------------------------------------------------------------------------------------------------
Energy (0.4%)
.........................................................................................................................
            10,200   GlobalSantaFe Corp.                                                                         278,970
------------------------------------------------------------------------------------------------------------------------
Financial (3.9%)
.........................................................................................................................
            24,900   Citigroup, Inc.                                                                             964,875
.........................................................................................................................
            27,000   Fannie Mae                                                                                1,991,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,956,125
------------------------------------------------------------------------------------------------------------------------
Food (1.0%)
.........................................................................................................................
            18,400   Kraft Foods, Inc. Class A                                                                   753,480
------------------------------------------------------------------------------------------------------------------------
Health Care Services (4.8%)
.........................................................................................................................
             6,300   Cardinal Health, Inc.                                                                       386,883
.........................................................................................................................
            29,200   HCA, Inc.                                                                                 1,387,000
.........................................................................................................................
            20,500   UnitedHealth Group, Inc.                                                                  1,876,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,650,658
------------------------------------------------------------------------------------------------------------------------
Insurance (3.8%)
.........................................................................................................................
            34,900   American International Group, Inc.                                                        2,381,227
.........................................................................................................................
             5,500   XL Capital, Ltd. Class A (Bermuda)                                                          465,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,847,077
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.4%)
.........................................................................................................................
            76,200   Charles Schwab Corp. (The)                                                                  853,440
.........................................................................................................................
            23,100   Merrill Lynch & Company, Inc.                                                               935,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,788,990
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.0%)
.........................................................................................................................
            48,600   Cendant Corp. (NON)                                                                         771,768
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.8%)
.........................................................................................................................
            49,100   Medtronic, Inc.                                                                           2,103,935
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (18.0%)
.........................................................................................................................
            28,400   Abbott Laboratories                                                                       1,069,260
.........................................................................................................................
            18,800   Allergan, Inc.                                                                            1,254,900
.........................................................................................................................
            53,000   Johnson & Johnson                                                                         2,769,780
.........................................................................................................................
            22,371   King Pharmaceuticals, Inc. (NON)                                                            497,755
.........................................................................................................................
            25,100   Lilly (Eli) & Co.                                                                         1,415,640
.........................................................................................................................
            30,900   Merck & Company, Inc.                                                                     1,564,776
.........................................................................................................................
           143,300   Pfizer, Inc.                                                                              5,015,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,587,611
------------------------------------------------------------------------------------------------------------------------
Restaurants (2.1%)
.........................................................................................................................
            63,000   Starbucks Corp. (NON)                                                                     1,565,550
------------------------------------------------------------------------------------------------------------------------
Retail (11.2%)
.........................................................................................................................
             8,950   Best Buy Companies, Inc. (NON)                                                              324,885
.........................................................................................................................
            22,500   Home Depot, Inc. (The)                                                                      826,425
.........................................................................................................................
             8,300   Kohl's Corp. (NON)                                                                          581,664
.........................................................................................................................
            54,200   Lowe's Companies, Inc.                                                                    2,460,680
.........................................................................................................................
             6,000   TJX Companies, Inc. (The)                                                                   117,660
.........................................................................................................................
            59,000   Wal-Mart Stores, Inc.                                                                     3,245,590
.........................................................................................................................
            21,300   Walgreen Co.                                                                                822,819
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,379,723
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.9%)
.........................................................................................................................
            15,300   KLA-Tencor Corp. (NON)                                                                      673,047
------------------------------------------------------------------------------------------------------------------------
Software (9.0%)
.........................................................................................................................
             8,400   Electronic Arts, Inc. (NON)                                                                 554,820
.........................................................................................................................
            97,300   Microsoft Corp. (NON)                                                                     5,322,315
.........................................................................................................................
            45,900   Oracle Corp. (NON)                                                                          434,673
.........................................................................................................................
            24,000   VERITAS Software Corp. (NON)                                                                474,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,786,768
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.9%)
.........................................................................................................................
            49,900   Philip Morris Companies, Inc.                                                             2,179,632
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $91,970,472)                                                                      $74,693,911
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.2%) (a) (cost $158,747)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $158,747   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                        $158,747
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $92,129,219) (b)                                                                  $74,852,658
------------------------------------------------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2002 (Unaudited)
(premiums received $16,307)
------------------------------------------------------------------------------
                                            Expiration Date/            Market
Contract Amount                                 Strike Price             Value
...............................................................................
        3,187 Capital OneFinancial
              Corp. (Call)                 Jul 02/ 65.00 USD            $7,362
...............................................................................
        2,115 IDECPharmaceuticals
              Corp. (Put)                  Jul 02/ 31.51 USD             3,213
...............................................................................
        9,000 Oracle Corp. (Put)            Jul 02/ 8.85 USD             3,087
...............................................................................
        2,160 UnitedHealth
              Group, Inc. (Call)           Jul 02/ 95.00 USD             3,456
------------------------------------------------------------------------------
                                                                       $17,118
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Health Sciences Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (99.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Biotechnology (9.3%)
.........................................................................................................................
           315,572   Amgen, Inc. (NON)                                                                       $13,216,155
.........................................................................................................................
            10,700   Biogen, Inc. (NON)                                                                          443,301
.........................................................................................................................
            45,500   Chiron Corp. (NON)                                                                        1,608,425
.........................................................................................................................
           137,000   Connetics Corp. (NON)                                                                     1,769,903
.........................................................................................................................
            12,600   Genentech, Inc. (NON)                                                                       422,100
.........................................................................................................................
            53,015   Genzyme Corp. (NON)                                                                       1,020,009
.........................................................................................................................
           101,216   Gilead Sciences, Inc. (NON)                                                               3,327,982
.........................................................................................................................
            44,200   IDEC Pharmaceuticals Corp. (NON)                                                          1,566,890
.........................................................................................................................
            34,257   IDEXX Laboratories, Inc. (NON)                                                              883,488
.........................................................................................................................
            54,600   ILEX Oncology, Inc. (NON)                                                                   769,314
.........................................................................................................................
            87,800   Immunex Corp. (NON)                                                                       1,961,452
.........................................................................................................................
            22,903   InterMune, Inc. (NON)                                                                       483,253
.........................................................................................................................
            25,200   InterMune, Inc. (Private) (NON)                                                             531,720
.........................................................................................................................
            23,974   Invitrogen Corp. (NON)                                                                      767,408
.........................................................................................................................
            94,900   Ligand Pharmaceuticals, Inc. Class B (NON)                                                1,376,050
.........................................................................................................................
           182,406   MedImmune, Inc. (NON)                                                                     4,815,518
.........................................................................................................................
             1,000   Nexia Biotechnologies, Inc. (Canada) (NON)                                                    2,374
.........................................................................................................................
            25,300   Nexia Biotechnologies, Inc. 144A
                     (Canada) (NON)                                                                               60,056
.........................................................................................................................
            35,652   QIAGEN NV (Netherlands) (NON)                                                               415,346
.........................................................................................................................
            17,916   Scios, Inc. (NON)                                                                           548,409
.........................................................................................................................
               400   Serono SA Class B (Switzerland)                                                             263,745
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,252,898
------------------------------------------------------------------------------------------------------------------------
Health Care Services (18.0%)
.........................................................................................................................
            60,100   AdvancePCS (NON)                                                                          1,438,794
.........................................................................................................................
            19,739   AmerisourceBergen Corp.                                                                   1,500,164
.........................................................................................................................
            33,500   Anthem, Inc. (NON)                                                                        2,260,580
.........................................................................................................................
           178,336   Cardinal Health, Inc.                                                                    10,951,614
.........................................................................................................................
            82,633   Caremark Rx, Inc. (NON)                                                                   1,363,445
.........................................................................................................................
            33,497   CIGNA Corp.                                                                               3,263,278
.........................................................................................................................
            76,600   Community Health Systems, Inc. (NON)                                                      2,052,880
.........................................................................................................................
            38,100   Conventry Health Care, Inc. (NON)                                                         1,082,802
.........................................................................................................................
            17,000   Covance, Inc. (NON)                                                                         318,750
.........................................................................................................................
            17,600   Cross Country, Inc. (NON)                                                                   665,280
.........................................................................................................................
            45,300   Express Scripts, Inc. Class A (NON)                                                       2,269,983
.........................................................................................................................
           167,773   HCA, Inc.                                                                                 7,969,218
.........................................................................................................................
           123,000   Healthsouth Corp. (NON)                                                                   1,573,170
.........................................................................................................................
            92,616   Laboratory Corporation of
                     America Holdings (NON)                                                                    4,227,920
.........................................................................................................................
            23,800   LifePoint Hospitals, Inc. (NON)                                                             864,178
.........................................................................................................................
            11,100   McKesson Corp.                                                                              362,970
.........................................................................................................................
            33,400   Mid Atlantic Medical Services, Inc. (NON)                                                 1,047,090
.........................................................................................................................
            31,600   Omnicare, Inc.                                                                              829,816
.........................................................................................................................
            31,800   Oxford Health Plans, Inc. (NON)                                                           1,477,428
.........................................................................................................................
            13,600   Pediatrix Medical Group, Inc. (NON)                                                         340,000
.........................................................................................................................
            16,000   Pharmaceutical Product
                     Development, Inc. (NON)                                                                     421,440
.........................................................................................................................
             8,950   Province Healthcare Co. (NON)                                                               200,122
.........................................................................................................................
            52,000   PSS World Medical, Inc. (NON)                                                               421,200
.........................................................................................................................
            57,093   Quest Diagnostics, Inc. (NON)                                                             4,912,853
.........................................................................................................................
            15,800   Renal Care Group, Inc. (NON)                                                                492,170
.........................................................................................................................
            80,400   Steris Corp. (NON)                                                                        1,536,444
.........................................................................................................................
            29,994   Triad Hospitals, Inc. (NON)                                                               1,271,146
.........................................................................................................................
            28,370   Trigon Healthcare, Inc. (NON)                                                             2,853,455
.........................................................................................................................
            92,062   UnitedHealth Group, Inc.                                                                  8,428,276
.........................................................................................................................
            12,400   Universal Health Services, Inc.
                     Class B (NON)                                                                               607,600
.........................................................................................................................
            41,400   Wellpoint Health Networks, Inc. (NON)                                                     3,221,334
------------------------------------------------------------------------------------------------------------------------
                                                                                                              70,225,400
------------------------------------------------------------------------------------------------------------------------
Medical Technology (10.0%)
.........................................................................................................................
            14,900   Alcon, Inc. (Switzerland) (NON)                                                             510,325
.........................................................................................................................
             9,200   Apogent Technologies, Inc. (NON)                                                            189,244
.........................................................................................................................
            63,900   Baxter International, Inc.                                                                2,840,355
.........................................................................................................................
            26,800   Beckman Coulter, Inc.                                                                     1,337,320
.........................................................................................................................
             5,100   Becton, Dickinson and Co.                                                                   175,695
.........................................................................................................................
            27,900   Boston Scientific Corp. (NON)                                                               818,028
.........................................................................................................................
            24,000   C.R. Bard, Inc.                                                                           1,357,920
.........................................................................................................................
            30,778   Charles River Laboratories
                     International, Inc. (NON)                                                                 1,078,769
.........................................................................................................................
            49,504   Cytyc Corp. (NON)                                                                           377,220
.........................................................................................................................
            33,000   DENTSPLY International, Inc.                                                              1,218,030
.........................................................................................................................
            31,000   Diagnostic Products Corp.                                                                 1,147,000
.........................................................................................................................
            47,900   Edwards Lifesciences Corp. (NON)                                                          1,111,280
.........................................................................................................................
            95,400   Guidant Corp. (NON)                                                                       2,883,942
.........................................................................................................................
           322,007   Medtronic, Inc.                                                                          13,798,000
.........................................................................................................................
            45,100   Respironics, Inc. (NON)                                                                   1,535,655
.........................................................................................................................
           126,900   Serologicals Corp. (NON)                                                                  2,321,001
.........................................................................................................................
            26,800   St. Jude Medical, Inc. (NON)                                                              1,979,180
.........................................................................................................................
            36,080   Stryker Corp.                                                                             1,930,648
.........................................................................................................................
            34,200   Urologix, Inc. (NON)                                                                        437,418
.........................................................................................................................
            30,700   Varian Medical Systems, Inc. (NON)                                                        1,244,885
.........................................................................................................................
             7,800   VISX, Inc. (NON)                                                                             85,020
.........................................................................................................................
            19,248   Zimmer Holdings, Inc. (NON)                                                                 686,384
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,063,319
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (62.4%)
.........................................................................................................................
           275,141   Abbott Laboratories                                                                      10,359,059
.........................................................................................................................
            95,626   Allergan, Inc.                                                                            6,383,036
.........................................................................................................................
            57,442   Andrx Group (NON)                                                                         1,549,211
.........................................................................................................................
           120,922   AstraZeneca PLC (United Kingdom)                                                          5,005,184
.........................................................................................................................
           287,533   AstraZeneca PLC ADR
                     (United Kingdom)                                                                         11,788,853
.........................................................................................................................
            62,535   Aventis SA (France)                                                                       4,430,351
.........................................................................................................................
            16,973   Barr Laboratories, Inc. (NON)                                                             1,078,295
.........................................................................................................................
            48,200   Bayer AG (Germany)                                                                        1,527,725
.........................................................................................................................
           225,944   Bristol-Myers Squibb Co.                                                                  5,806,761
.........................................................................................................................
            25,600   Cephalon, Inc. (NON)                                                                      1,157,120
.........................................................................................................................
            75,400   Daiichi Pharmaceutical
                     Company, Ltd. (Japan)                                                                     1,377,772
.........................................................................................................................
            59,300   Eisai Co., Ltd. (Japan)                                                                   1,523,938
.........................................................................................................................
             2,950   Forest Laboratories, Inc. (NON)                                                             208,860
.........................................................................................................................
           580,188   GlaxoSmithKline PLC ADR
                     (United Kingdom)                                                                         25,029,310
.........................................................................................................................
            40,700   IVAX Corp. (NON)                                                                            439,560
.........................................................................................................................
           566,276   Johnson & Johnson                                                                        29,593,584
.........................................................................................................................
            94,319   King Pharmaceuticals, Inc. (NON)                                                          2,098,598
.........................................................................................................................
           113,870   Lilly (Eli) & Co.                                                                         6,422,268
.........................................................................................................................
           374,726   Merck & Company, Inc.                                                                    18,976,125
.........................................................................................................................
            43,000   Mylan Laboratories, Inc.                                                                  1,348,050
.........................................................................................................................
           557,402   Novartis AG (Switzerland)                                                                24,520,743
.........................................................................................................................
           837,345   Pfizer, Inc.                                                                             29,307,075
.........................................................................................................................
           366,605   Pharmacia Corp.                                                                          13,729,357
.........................................................................................................................
            82,082   Roche Holding AG (Switzerland)                                                            6,206,631
.........................................................................................................................
            29,600   Salix Pharmaceuticals, Ltd. (NON)                                                           451,696
.........................................................................................................................
            96,000   Sankyo Company, Ltd. (Japan)                                                              1,305,632
.........................................................................................................................
            93,878   Sanofi-Synthelabo SA (France)                                                             5,710,020
.........................................................................................................................
           167,124   Schering-Plough Corp.                                                                     4,111,250
.........................................................................................................................
            13,357   Shire Pharmaceuticals Group
                     PLC ADR (United Kingdom) (NON)                                                              344,744
.........................................................................................................................
            18,900   Taisho Pharmaceutical Company, Ltd.
                     (Japan)                                                                                     291,109
.........................................................................................................................
            71,000   Takeda Chemical Industries, Ltd.
                     (Japan)                                                                                   3,116,062
.........................................................................................................................
            88,600   Terumo Corp. (Japan)                                                                      1,184,290
.........................................................................................................................
             9,753   Teva Pharmaceutical Industries, Ltd.
                     ADR (Israel)                                                                                651,305
.........................................................................................................................
           300,000   Wyeth                                                                                    15,360,000
.........................................................................................................................
            58,000   Yamanouchi Pharmaceutical
                     Co., Ltd. (Japan)                                                                         1,505,045
------------------------------------------------------------------------------------------------------------------------
                                                                                                             243,898,619
------------------------------------------------------------------------------------------------------------------------
Retail (0.2%)
.........................................................................................................................
            29,121   CVS Corp.                                                                                   891,103
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $403,969,330)                                                                    $390,331,339
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.3%) (a) (cost $4,985,896)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $4,988,927   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from
                     July 1, 2002 to August 26, 2002 (d)                                                      $4,985,896
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $408,955,226) (b)                                                                $395,317,235
------------------------------------------------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT High Yield Fund
The fund's portfolio
June 30, 2002 (Unaudited)

CORPORATE BONDS AND NOTES (86.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.5%)
.........................................................................................................................
        $1,947,382   Interact Operating Co. notes 14s, 2003 (PIK)                                                   $195
.........................................................................................................................
           500,000   Lamar Advertising Co. Structured
                     Notes (issued by COUNTS Trust,
                     Series 2001-6) 9.84s, 2006                                                                  502,500
.........................................................................................................................
         1,000,000   Lamar Advertising Co. Structured
                     Notes (issued by Counts Trust,
                     Series 2001-1) 5 1/4s, 2006                                                               1,005,000
.........................................................................................................................
         1,420,000   Lamar Media Corp. sr. sub. notes
                     9 1/4s, 2007                                                                              1,466,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,973,845
------------------------------------------------------------------------------------------------------------------------
Agriculture (0.4%)
.........................................................................................................................
         2,340,000   Premium Standard Farms, Inc. sr.
                     notes 9 1/4s, 2011                                                                        2,246,400
------------------------------------------------------------------------------------------------------------------------
Automotive (2.5%)
.........................................................................................................................
         1,100,000   Asbury Automotive Group, Inc. 144A
                     sr. sub. notes 9s, 2012                                                                   1,036,750
.........................................................................................................................
         1,330,000   Collins & Aikman Products, Inc.
                     company guaranty 11 1/2s, 2006                                                            1,263,500
.........................................................................................................................
         1,670,000   Collins & Aikman Products, Inc. 144A
                     sr. notes 10 3/4s, 2011                                                                   1,670,000
.........................................................................................................................
         1,820,000   Dana Corp. notes 9s, 2011                                                                 1,783,600
.........................................................................................................................
           200,000   Dana Corp. notes 7s, 2029                                                                   148,000
.........................................................................................................................
           470,000   Dana Corp. notes 6 1/4s, 2004                                                               441,800
.........................................................................................................................
           490,000   Delco Remy International, Inc.
                     company guaranty 11s, 2009                                                                  429,975
.........................................................................................................................
           160,000   Delco Remy International, Inc.
                     company guaranty 10 5/8s, 2006                                                              135,200
.........................................................................................................................
           210,000   Delco Remy International, Inc. sr.
                     notes 8 5/8s, 2007                                                                          194,250
.........................................................................................................................
         2,130,000   Dura Operating Corp. company guaranty
                     Ser. D, 9s, 2009                                                                          2,066,100
.........................................................................................................................
           890,000   Dura Operating Corp. 144A sr. notes
                     8 5/8s, 2012                                                                                894,450
.........................................................................................................................
         1,326,000   Exide Corp. sr. notes 10s, 2005
                     (In default) (NON)                                                                          225,420
.........................................................................................................................
           900,000   Federal Mogul Corp. notes 7 7/8s,
                     2010 (In default) (NON)                                                                     198,000
.........................................................................................................................
           510,000   Federal Mogul Corp. notes 7 3/4s,
                     2006 (In default) (NON)                                                                     112,838
.........................................................................................................................
           820,000   Federal Mogul Corp. notes 7 3/8s,
                     2006 (In default) (NON)                                                                     180,400
.........................................................................................................................
           370,000   Ford Motor Credit Corp. notes
                     7 3/8s, 2009                                                                                375,591
.........................................................................................................................
           580,000   Hayes Lemmerz International, Inc.
                     144A company guaranty 11 7/8s, 2006
                     (In default) (NON)                                                                          452,400
.........................................................................................................................
         1,040,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                               1,060,977
.........................................................................................................................
           740,000   Lear Corp. company guaranty Ser. B,
                     7.96s, 2005                                                                                 755,362
.........................................................................................................................
         1,600,000   Lear Corp. Structured Notes (issued
                     by STEERS Credit Linked Trust 2001)
                     8.46s, 2006                                                                               1,616,000
.........................................................................................................................
           370,000   Tenaga Nasional Berhad company
                     guaranty 11 5/8s, 2009                                                                      307,100
.........................................................................................................................
           820,000   United Auto Group, Inc. 144A sr. sub.
                     notes 9 5/8s, 2012                                                                          828,200
.........................................................................................................................
           250,000   Venture Holdings Trust 144A sr. notes
                     Ser. B, 9 1/2s, 2005                                                                        150,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,325,913
------------------------------------------------------------------------------------------------------------------------
Beverage (0.5%)
.........................................................................................................................
           260,000   Constellation Brands, Inc. company
                     guaranty 8 1/2s, 2009                                                                       267,800
.........................................................................................................................
         1,270,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                 1,301,750
.........................................................................................................................
         1,670,000   Constellation Brands, Inc. sr. sub.
                     notes Ser. B, 8 1/8s, 2012                                                                1,728,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,298,000
------------------------------------------------------------------------------------------------------------------------
Broadcasting (5.5%)
.........................................................................................................................
         1,945,000   Acme Television company guaranty
                     10 7/8s, 2004                                                                             1,964,450
.........................................................................................................................
         1,300,000   Benedek Communications Corp. sr.
                     disc. notes 13 1/4s, 2006 (In default) (NON)                                              1,303,250
.........................................................................................................................
           770,000   British Sky Broadcasting PLC company
                     guaranty 8.2s, 2009 (United Kingdom)                                                        758,904
.........................................................................................................................
         2,320,000   British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                    2,134,098
.........................................................................................................................
         1,900,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                         1,843,000
.........................................................................................................................
         8,747,000   Diva Systems Corp. sr. disc. notes
                     stepped-coupon Ser. B, zero %
                     (12 5/8s, 3/1/03), 2008 (STP)                                                             1,115,243
.........................................................................................................................
         7,660,000   Echostar Broadband Corp. sr. notes
                     10 3/8s, 2007                                                                             7,277,000
.........................................................................................................................
         1,040,000   Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                   946,400
.........................................................................................................................
         1,640,000   Echostar DBS Corp. 144A sr. notes
                     9 1/8s, 2009                                                                              1,525,200
.........................................................................................................................
           150,000   Emmis Communications Corp. bank
                     term loan FRN Ser. C, 4 3/8s, 2009
                     (acquired 6/20/02, cost $149,813) (RES)                                                     150,687
.........................................................................................................................
           620,000   Emmis Communications Corp. company
                     guaranty Ser. B, 8 1/8s, 2009                                                               616,900
.........................................................................................................................
           619,000   Emmis Communications Corp. sr. disc.
                     notes stepped-coupon zero % (12 1/2s,
                     3/15/06), 2011 (STP)                                                                        458,060
.........................................................................................................................
         1,320,000   Fox/Liberty Networks, LLC sr. disc.
                     notes zero % (9 3/4s, 8/15/02), 2007 (STP)                                                1,336,500
.........................................................................................................................
           850,000   Fox/Liberty Networks, LLC sr. notes
                     8 7/8s, 2007                                                                                867,000
.........................................................................................................................
            10,000   Granite Broadcasting Corp. sr. sub.
                     notes 10 3/8s, 2005                                                                           9,700
.........................................................................................................................
         1,110,000   Granite Broadcasting Corp. sr. sub.
                     notes 9 3/8s, 2005                                                                        1,021,200
.........................................................................................................................
         1,340,000   Granite Broadcasting Corp. sr. sub.
                     notes 8 7/8s, 2008                                                                        1,206,000
.........................................................................................................................
           130,000   Knology Holdings, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (11 7/8s, 10/15/02), 2007 (STP)                                                              49,400
.........................................................................................................................
           630,000   LIN Holdings Corp. sr. disc. notes
                     stepped-coupon zero % (10s, 3/1/03),
                     2008 (STP)                                                                                  592,200
.........................................................................................................................
           230,000   LIN Holdings Corp. sr. disc. notes
                     stepped-coupon zero % (10s, 3/1/03),
                     2008 (STP)                                                                                  216,200
.........................................................................................................................
           760,000   LIN Television Corp. company guaranty
                     8 3/8s, 2008                                                                                757,150
.........................................................................................................................
           125,000   Pegasus Communications Corp. sr.
                     notes 12 1/2s, 2007                                                                          61,250
.........................................................................................................................
            70,000   Pegasus Communications Corp. sr.
                     notes Ser. B, 9 3/4s, 2006                                                                   37,100
.........................................................................................................................
           750,000   Pegasus Satellite sr. notes 12 3/8s, 2006                                                   397,500
.........................................................................................................................
         3,812,908   Quorum Broadcast Holdings, LLC notes
                     stepped-coupon zero % (15s, 5/15/06),
                     2009 (STP)                                                                                2,153,416
.........................................................................................................................
           675,000   RCN Corp. sr. disc. notes
                     stepped-coupon Ser. B, zero % (9.8s,
                     2/15/03), 2008 (STP)                                                                        128,250
.........................................................................................................................
           920,000   Sinclair Broadcast Group, Inc.
                     company guaranty 9s, 2007                                                                   930,350
.........................................................................................................................
           710,000   Sinclair Broadcast Group, Inc.
                     company guaranty 8 3/4s, 2011                                                               713,550
.........................................................................................................................
         1,060,000   Sinclair Broadcast Group, Inc. sr.
                     sub. notes 8 3/4s, 2007                                                                   1,071,925
.........................................................................................................................
         1,380,000   XM Satellite Radio Holdings, Inc.
                     sec. notes 14s, 2010                                                                        593,400
.........................................................................................................................
         2,970,000   Young Broadcasting, Inc. company
                     guaranty 10s, 2011                                                                        2,673,000
.........................................................................................................................
           370,000   Young Broadcasting, Inc. company
                     guaranty Ser. B, 8 3/4s, 2007                                                               333,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,241,283
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.6%)
.........................................................................................................................
           560,000   Atrium Companies, Inc. company
                     guaranty Ser. B, 10 1/2s, 2009                                                              571,200
.........................................................................................................................
           640,000   Building Materials Corp. company
                     guaranty 8s, 2008                                                                           524,800
.........................................................................................................................
         1,720,000   Dayton Superior Corp. company
                     guaranty 13s, 2009                                                                        1,737,200
.........................................................................................................................
         1,720,000   Morrison Knudsen Corp. 144A sr. notes
                     11s, 2010 (In default) (NON)                                                                361,200
.........................................................................................................................
         1,660,000   Owens Corning bonds 7 1/2s, 2018
                     (In default) (NON)                                                                          630,800
.........................................................................................................................
           540,000   Owens Corning notes 7 1/2s, 2005
                     (In default) (NON)                                                                          205,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,030,400
------------------------------------------------------------------------------------------------------------------------
Cable Television (2.6%)
.........................................................................................................................
            60,000   Adelphia Communications Corp. notes
                     Ser. B, 9 7/8s, 2005 (In default) (NON)                                                      23,700
.........................................................................................................................
           290,000   Adelphia Communications Corp. sr.
                     notes 10 7/8s, 2010 (In default) (NON)                                                      113,100
.........................................................................................................................
         1,720,000   Adelphia Communications Corp. sr.
                     notes 10 1/4s, 2011 (In default) (NON)                                                      705,200
.........................................................................................................................
           330,000   Adelphia Communications Corp. sr.
                     notes 10 1/4s, 2006 (In default) (NON)                                                      128,700
.........................................................................................................................
            10,000   Adelphia Communications Corp. sr.
                     notes 9 3/8s, 2009 (In default) (NON)                                                         4,000
.........................................................................................................................
           920,000   Adelphia Communications Corp. sr.
                     notes 7 7/8s, 2009 (In default) (NON)                                                       363,400
.........................................................................................................................
           715,000   Adelphia Communications Corp. sr.
                     notes Ser. B, 9 7/8s, 2007 (In default) (NON)                                               282,425
.........................................................................................................................
           230,000   Adelphia Communications Corp. sr.
                     notes Ser. B, 8 3/8s, 2008 (In default) (NON)                                                89,700
.........................................................................................................................
           750,000   Adelphia Communications Corp. sr.
                     notes Ser. B, 7 3/4s, 2009 (In default) (NON)                                               296,250
.........................................................................................................................
           320,000   Adelphia Communications Corp.
                     Structured Notes (issued by STEERS
                     Credit Linked Trust 2001) 10.9s, 2006                                                       123,200
.........................................................................................................................
         1,090,000   Century Cable Holdings bank term loan
                     FRN 6 3/4s, 2009 (acquired 5/22/02,
                     cost $964,175) (RES)                                                                        807,378
.........................................................................................................................
         1,400,000   Charter Communications Holdings, LLC
                     sr. notes 11 1/8s, 2011                                                                     966,000
.........................................................................................................................
           840,000   Charter Communications Holdings, LLC
                     sr. notes 10 3/4s, 2009                                                                     579,600
.........................................................................................................................
           440,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. disc. notes
                     stepped-coupon zero % (12 1/8s,
                     1/15/07), 2012 (STP)                                                                        140,800
.........................................................................................................................
         4,210,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. disc. notes
                     stepped-coupon zero % (11 3/4s,
                     5/15/06), 2011 (STP)                                                                      1,473,500
.........................................................................................................................
         1,610,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. disc. notes
                     stepped-coupon zero % (13 1/2s,
                     1/15/06), 2011 (STP)                                                                        603,750
.........................................................................................................................
           280,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 10s, 2011                                                       187,600
.........................................................................................................................
            90,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 10s, 2009                                                        60,750
.........................................................................................................................
           750,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 9 5/8s,
                     2009                                                                                        498,750
.........................................................................................................................
           210,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 8 5/8s,
                     2009                                                                                        140,700
.........................................................................................................................
           150,000   CSC Holdings, Inc. debs. 7 5/8s, 2018                                                       107,420
.........................................................................................................................
         2,510,000   CSC Holdings, Inc. sr. notes Ser. B,
                     7 5/8s, 2011                                                                              1,977,278
.........................................................................................................................
         4,355,000   Diamond Cable Communication
                     PLC sr. disc. Notes 10 3/4s, 2007
                     (United Kingdom) (In default) (NON)                                                       1,088,750
.........................................................................................................................
         1,960,000   Diamond Cable Communications PLC sr.
                     disc. notes 13 1/4s, 2004 (United
                     Kingdom) (In default) (NON)                                                                 548,800
.........................................................................................................................
         3,105,000   Diamond Cable Communications PLC sr.
                     disc. notes 11 3/4s, 2005 (United
                     Kingdom) (In default) (NON)                                                                 776,250
.........................................................................................................................
           480,000   Insight Communications Company, Inc.
                     sr. disc. notes stepped-coupon zero %
                     (12 1/4s, 2/15/06), 2011 (STP)                                                              192,000
.........................................................................................................................
           990,000   International Cabletel, Inc. sr.
                     disc. notes 11 1/2s, 2006 (In default) (NON)                                                287,100
.........................................................................................................................
             2,000   NTL Communications Corp. sr. notes
                     stepped-coupon Ser. B, zero %
                     (12 3/8s, 10/1/03), 2008 (In default) (NON) (STP)                                               460
.........................................................................................................................
           150,000   NTL, Inc. sr. notes Ser. B, 10s, 2007
                     (United Kingdom) (In default) (NON)                                                          40,500
.........................................................................................................................
           260,000   Olympus Cable bank term loan FRN
                     Ser. B, 5s, 2010 (acquired 6/20/02,
                     cost $226,850) (RES)                                                                        217,900
.........................................................................................................................
         1,060,000   ONO Finance PLC sr. notes 13s, 2009
                     (United Kingdom)                                                                            339,200
.........................................................................................................................
           230,000   Rogers Cablesystems, Ltd. sr. notes
                     Ser. B, 10s, 2005 (Canada)                                                                  244,950
.........................................................................................................................
         1,310,000   Rogers Cablesystems, Ltd. sr. sub.
                     notes 8.8s, 2007 (Canada)                                                                   825,300
.........................................................................................................................
         2,770,000   TeleWest Communications PLC debs.
                     11s, 2007 (United Kingdom)                                                                1,121,850
.........................................................................................................................
           200,000   TeleWest Communications PLC debs.
                     9 5/8s, 2006 (United Kingdom)                                                                80,000
.........................................................................................................................
           590,000   TeleWest Communications PLC
                     Structured Notes (issued by DLJ
                     International Capital) 10 7/8s, 2005
                     (United Kingdom)                                                                            249,275
.........................................................................................................................
            50,000   United Pan-Europe NV sr. disc. notes
                     12 1/2s, 2009 (Netherlands)                                                                   5,375
.........................................................................................................................
         7,090,000   United Pan-Europe NV sr. disc. notes
                     stepped-coupon zero % (13 3/4s,
                     2/1/05), 2010 (Netherlands) (STP)                                                           762,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,453,086
------------------------------------------------------------------------------------------------------------------------
Capital Goods (7.8%)
.........................................................................................................................
         1,250,000   AEP Industries, Inc. sr. sub. notes
                     9 7/8s, 2007                                                                              1,243,750
.........................................................................................................................
         8,030,000   Allied Waste Industries, Inc. company
                     guaranty Ser. B, 10s, 2009                                                                7,889,475
.........................................................................................................................
         1,660,000   Allied Waste North America, Inc. 144A
                     Structured Notes (issued by Credit
                     and Repackaged Securities) 8.2s, 2006
                     (Cayman Islands)                                                                          1,591,525
.........................................................................................................................
           500,000   Amkor Technologies, Inc. sr. notes
                     9 1/4s, 2006                                                                                410,000
.........................................................................................................................
           810,000   Amkor Technologies, Inc. Structured
                     Notes (issued by STEERS Credit Linked
                     Trust 2000) 12.58s, 2005                                                                    583,200
.........................................................................................................................
         1,160,000   Applied Extrusion Technologies, Inc.
                     company guaranty Ser. B, 10 3/4s, 2011                                                    1,044,000
.........................................................................................................................
         1,640,000   Argo-Tech Corp. company guaranty
                     Ser. D, 8 5/8s, 2007                                                                      1,492,400
.........................................................................................................................
         1,130,000   Argo-Tech Corp. 144A company
                     guaranty 8 5/8s, 2007                                                                     1,028,300
.........................................................................................................................
           130,000   BE Aerospace, Inc. sr. sub. notes
                     9 1/2s, 2008                                                                                125,450
.........................................................................................................................
         2,840,000   BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8s, 2008                                                                          2,612,800
.........................................................................................................................
         2,050,000   Blount, Inc. company guaranty 13s, 2009                                                   1,394,000
.........................................................................................................................
           680,000   Browning-Ferris Industries, Inc.
                     debs. 7.4s, 2035                                                                            503,200
.........................................................................................................................
           500,000   Browning-Ferris Industries, Inc. sr.
                     notes 6 3/8s, 2008                                                                          426,250
.........................................................................................................................
            90,000   Case Corp. notes 7 1/4s, 2016                                                                70,200
.........................................................................................................................
         1,930,000   Decrane Aircraft Holdings Co. company
                     guaranty Ser. B, 12s, 2008                                                                1,770,775
.........................................................................................................................
         1,510,000   Earle M. Jorgensen Co. 144A sec.
                     notes 9 3/4s, 2012                                                                        1,510,000
.........................................................................................................................
         1,363,000   Flowserve Corp. company guaranty
                     12 1/4s, 2010                                                                             1,533,375
.........................................................................................................................
           390,000   Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                    296,400
.........................................................................................................................
         1,040,000   High Voltage Engineering Corp. sr.
                     notes 10 3/4s, 2004                                                                         374,400
.........................................................................................................................
           650,000   IESI Corp. 144A sr. sub. notes
                     10 1/4s, 2012                                                                               650,000
.........................................................................................................................
         1,880,000   Insilco Holding Co. sr. disc. notes
                     stepped-coupon zero % (14s, 8/15/03),
                     2008 (STP)                                                                                   94,000
.........................................................................................................................
           980,000   Jackson Products, Inc. company
                     guaranty Ser. B, 9 1/2s, 2005                                                               656,600
.........................................................................................................................
           870,000   JLG Industries, Inc. 144A sr. sub.
                     notes 8 3/8s, 2012                                                                          865,650
.........................................................................................................................
           310,000   Jordan Industries, Inc. sr. notes
                     Ser. D, 10 3/8s, 2007                                                                       217,000
.........................................................................................................................
           370,000   Joy Global, Inc. company guaranty
                     Ser. B, 8 3/4s, 2012                                                                        379,250
.........................................................................................................................
           690,000   L-3 Communications Corp. company
                     guaranty Ser. B, 8s, 2008                                                                   696,900
.........................................................................................................................
         1,660,000   L-3 Communications Corp. sr. sub.
                     notes Ser. B, 10 3/8s, 2007                                                               1,751,798
.........................................................................................................................
         1,000,000   L-3 Communications Corp. Structured
                     Notes (Issued by COUNTS Trust,
                     Series 2001-5) 8.82s, 2009                                                                1,025,000
.........................................................................................................................
           360,000   Laidlaw, Inc. debs. 8 3/4s, 2025
                     (Canada) (In default) (NON)                                                                 223,200
.........................................................................................................................
           230,000   Laidlaw, Inc. debs. 8 1/4s, 2023
                     (Canada) (In default) (NON)                                                                 147,200
.........................................................................................................................
         1,260,000   Laidlaw, Inc. notes 7.65s, 2006
                     (Canada) (In default) (NON)                                                                 800,100
.........................................................................................................................
           860,000   Moog, Inc. sr. sub. notes Ser. B,
                     10s, 2006                                                                                   877,200
.........................................................................................................................
         2,095,000   Motors and Gears, Inc. sr. notes
                     Ser. D, 10 3/4s, 2006                                                                     1,969,300
.........................................................................................................................
         2,330,000   Owens-Brockway Glass 144A sec. notes
                     8 7/8s, 2009                                                                              2,330,000
.........................................................................................................................
            90,000   Owens-Illinois, Inc. debs. 7.8s, 2018                                                        74,250
.........................................................................................................................
           570,000   Owens-Illinois, Inc. debs. 7 1/2s, 2010                                                     501,600
.........................................................................................................................
           560,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                   520,800
.........................................................................................................................
           270,000   Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                  240,300
.........................................................................................................................
           850,000   Pliant Corp. company guaranty 13s, 2010                                                     888,250
.........................................................................................................................
           380,000   Pliant Corp. sr. sub. notes 13s, 2010                                                       397,100
.........................................................................................................................
         1,370,000   Roller Bearing Company of America
                     company guaranty Ser. B, 9 5/8s, 2007                                                     1,311,775
.........................................................................................................................
         2,100,000   Tekni-Plex, Inc. company guaranty
                     Ser. B, 12 3/4s, 2010                                                                     2,173,500
.........................................................................................................................
           740,000   Terex Corp. company guaranty
                     8 7/8s, 2008                                                                                751,100
.........................................................................................................................
           730,000   Terex Corp. company guaranty Ser. B,
                     10 3/8s, 2011                                                                               784,750
.........................................................................................................................
           680,537   Transportation Tech. bank term loan
                     FRN 6.155s, 2007 (acquired 2/29/00,
                     cost $680,537) (RES)                                                                        612,483
.........................................................................................................................
           730,000   Trimas Corp. 144A sr. sub. notes
                     9 7/8s, 2012                                                                                737,300
.........................................................................................................................
         1,400,000   Waste Management, Inc. sr. notes
                     7 3/8s, 2010                                                                              1,457,652
.........................................................................................................................
           940,000   Waste Management, Inc. sr. notes
                     6 1/2s, 2008                                                                                944,345
------------------------------------------------------------------------------------------------------------------------
                                                                                                              49,977,903
------------------------------------------------------------------------------------------------------------------------
Chemicals (5.3%)
.........................................................................................................................
         1,660,000   Acetex Corp. sr. notes 10 7/8s, 2009
                     (Canada)                                                                                  1,734,700
.........................................................................................................................
           360,000   Airgas, Inc. company guaranty 9 1/8s, 2011                                                  379,800
.........................................................................................................................
         1,000,000   ARCO Chemical Co. debs. 9.8s, 2020                                                          880,000
.........................................................................................................................
         1,910,000   Avecia Group PLC company guaranty
                     11s, 2009 (United Kingdom)                                                                1,890,900
.........................................................................................................................
         1,040,000   Compass Minerals Group, Inc. company
                     guaranty 10s, 2011                                                                        1,092,000
.........................................................................................................................
         3,210,000   Equistar Chemicals LP/Equistar
                     Funding Corp. company guaranty
                     10 1/8s, 2008                                                                             3,065,550
.........................................................................................................................
           520,000   Ferro Corp. sr. notes 9 1/8s, 2009                                                          564,680
.........................................................................................................................
           320,000   Georgia Gulf Corp. company guaranty
                     10 3/8s, 2007                                                                               336,000
.........................................................................................................................
         2,250,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                             2,520,000
.........................................................................................................................
           260,000   Huntsman Corp. bank term loan FRN
                     Ser. C, 5.381s, 2005 (acquired
                     3/6/02, cost $205,400) (RES)                                                                228,800
.........................................................................................................................
           528,976   Huntsman Corp. bank term loan FRN
                     Ser. L, 5.881s, 2002 (acquired
                     various dates from 3/1/02 to 3/28/02,
                     cost $387,446) (RES)                                                                        465,499
.........................................................................................................................
         3,110,000   Huntsman ICI Chemicals, Inc. company
                     guaranty 10 1/8s, 2009                                                                    2,736,800
.........................................................................................................................
         1,960,000   Huntsman ICI Holdings sr. disc. notes
                     zero %, 2009                                                                                470,400
.........................................................................................................................
         1,620,000   IMC Global, Inc. company guaranty
                     Ser. B, 10 7/8s, 2008                                                                     1,738,049
.........................................................................................................................
         3,000,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                     3,075,000
.........................................................................................................................
           290,000   Lyondell Chemical Co. bonds
                     11 1/8s, 2012                                                                               287,825
.........................................................................................................................
           610,000   Lyondell Chemical Co. company
                     guaranty 9 1/2s, 2008                                                                       567,300
.........................................................................................................................
         2,340,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                              2,223,000
.........................................................................................................................
           810,000   Lyondell Chemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                        773,550
.........................................................................................................................
           790,000   Lyondell Chemical Co. sr. sub. notes
                     10 7/8s, 2009                                                                               683,350
.........................................................................................................................
           690,000   Millenium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                       710,700
.........................................................................................................................
           460,000   Millenium America, Inc. company
                     guaranty 7s, 2006                                                                           432,823
.........................................................................................................................
           730,000   Millenium America, Inc. 144A sr.
                     notes 9 1/4s, 2008                                                                          737,227
.........................................................................................................................
           920,000   Noveon, Inc. company guaranty Ser. B,
                     11s, 2011                                                                                   987,850
.........................................................................................................................
         1,550,000   OM Group, Inc. company guaranty
                     9 1/4s, 2011                                                                              1,604,250
.........................................................................................................................
           477,514   PCI Chemicals Canada sec. sr. notes
                     10s, 2008 (Canada)                                                                          334,260
.........................................................................................................................
           739,172   Pioneer Companies, Inc. sec. FRN
                     5.381s, 2006                                                                                510,029
.........................................................................................................................
           100,000   Polymer Group, Inc. company guaranty
                     Ser. B, 9s, 2007 (In default) (NON)                                                          20,000
.........................................................................................................................
           610,000   Polymer Group, Inc. company guaranty
                     Ser. B, 8 3/4s, 2008 (In default) (NON)                                                     122,000
.........................................................................................................................
         2,200,000   Royster-Clark, Inc. 1st mtge.
                     10 1/4s, 2009                                                                             1,540,000
.........................................................................................................................
         2,040,000   Sterling Chemicals Holdings sr. disc.
                     notes 13 1/2s, 2008 (In default) (NON)                                                       10,200
.........................................................................................................................
         1,020,000   Sterling Chemicals, Inc. company
                     guaranty Ser. B, 12 3/8s, 2006 (In
                     default) (NON)                                                                              948,600
.........................................................................................................................
            60,000   Texas Petrochemical Corp. sr. sub.
                     notes 11 1/8s, 2006                                                                          50,400
.........................................................................................................................
           420,000   Texas Petrochemical Corp. sr. sub.
                     notes Ser. B, 11 1/8s, 2006                                                                 327,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,049,142
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.4%)
.........................................................................................................................
         2,700,000   Coinmach Corp. 144A sr. notes 9s, 2010                                                    2,700,000
------------------------------------------------------------------------------------------------------------------------
Communication Services (5.2%)
.........................................................................................................................
         2,060,000   360Networks, Inc. sr. notes 13s, 2008
                     (Canada) (In default) (NON)                                                                  20,600
.........................................................................................................................
         1,310,000   Airgate PCS, Inc. sr. sub. notes
                     stepped-coupon zero % (13 1/2s,
                     10/1/04), 2009 (STP)                                                                        262,000
.........................................................................................................................
         1,290,000   Alamosa Delaware, Inc. company
                     guaranty 13 5/8s, 2011                                                                      387,000
.........................................................................................................................
           550,000   Alamosa Delaware, Inc. company
                     guaranty 12 1/2s, 2011                                                                      154,000
.........................................................................................................................
         2,609,000   Alamosa PCS Holdings, Inc. company
                     guaranty stepped-coupon zero %
                     (12 7/8s, 2/15/05), 2010 (STP)                                                              339,170
.........................................................................................................................
           523,860   American Cellular Corp. bank term
                     loan FRN Ser. C, 5.27s, 2009
                     (acquired 2/29/00, cost $523,860) (RES)                                                     377,703
.........................................................................................................................
           460,514   American Cellular Corp. bank term
                     loan FRN Ser. B, 5.02s, 2008
                     (acquired 2/29/00, cost $460,514) (RES)                                                     332,031
.........................................................................................................................
         2,100,000   American Cellular Corp. company
                     guaranty 9 1/2s, 2009                                                                       336,000
.........................................................................................................................
         2,340,000   American Tower Corp. sr. notes
                     9 3/8s, 2009                                                                              1,287,000
.........................................................................................................................
         1,300,000   American Tower, Inc. Structured Notes
                     (issued by STEERS Credit Linked Trust
                     2000) 12.58s, 2005                                                                          910,000
.........................................................................................................................
           240,000   Arch Communications, Inc. sr. notes
                     13 3/4s, 2008 (In default) (NON)                                                              1,200
.........................................................................................................................
           130,000   Arch Communications, Inc. sr. notes
                     13s, 2007 (In default) (NON)                                                                    650
.........................................................................................................................
            80,000   Arch Wireless Holdings, Inc. sec.
                     notes 10s, 2007                                                                              66,400
.........................................................................................................................
            40,000   Arch Wireless Holdings, Inc. sub.
                     notes 12s, 2009                                                                              33,200
.........................................................................................................................
         1,080,000   Asia Global Crossing, Ltd. sr. notes
                     13 3/8s, 2010 (Bermuda) (In default) (NON)                                                  259,200
.........................................................................................................................
         1,660,000   Birch Telecommunications, Inc. sr.
                     notes 14s, 2008 (In default) (NON)                                                           16,600
.........................................................................................................................
           149,319   Call-Net Enterprises, Inc. company
                     guaranty 10 5/8s, 2008 (Canada)                                                              49,275
.........................................................................................................................
         1,042,792   Colo.com, Inc. 144A sr. notes
                     13 7/8s, 2010 (In default) (NON)                                                             20,856
.........................................................................................................................
         1,060,000   Crown Castle International Corp. sr.
                     disc. notes stepped-coupon zero %
                     (10 3/8s, 5/15/04), 2011 (STP)                                                              477,000
.........................................................................................................................
           530,000   Crown Castle International Corp. sr.
                     notes 10 3/4s, 2011                                                                         344,500
.........................................................................................................................
         1,700,000   Crown Castle International Corp. sr.
                     notes 9 3/8s, 2011                                                                        1,071,000
.........................................................................................................................
         5,150,000   Cybernet Internet Services
                     International, Inc. 144A sr. disc.
                     notes stepped-coupon zero % (13s,
                     8/15/04), 2009 (Denmark) (STP)                                                                  515
.........................................................................................................................
         1,390,000   Dobson/Sygnet Communications, Inc.
                     sr. notes 12 1/4s, 2008                                                                     861,800
.........................................................................................................................
         1,330,000   Econophone, Inc. company guaranty
                     13 1/2s, 2007 (In default) (NON)                                                              1,330
.........................................................................................................................
         2,540,000   Equinix, Inc. sr. notes 13s, 2007                                                           381,000
.........................................................................................................................
         4,390,000   Firstworld Communication Corp. sr.
                     disc. notes stepped-coupon zero %
                     (13s, 4/15/03), 2008 (In default) (NON) (STP)                                               439,000
.........................................................................................................................
           920,000   FLAG, Ltd. 144A sr. notes 8 1/4s,
                     2008 (Bermuda) (In default) (NON)                                                            46,000
.........................................................................................................................
           280,000   Global Crossing Holdings, Ltd.
                     company guaranty 9 5/8s, 2008
                     (Bermuda) (In default) (NON)                                                                  2,100
.........................................................................................................................
           280,000   Global Crossing Holdings, Ltd.
                     company guaranty 9 1/2s, 2009
                     (Bermuda) (In default) (NON)                                                                  2,100
.........................................................................................................................
         3,480,000   Global Crossing Holdings, Ltd.
                     company guaranty 9 1/8s, 2006
                     (Bermuda) (In default) (NON)                                                                 26,100
.........................................................................................................................
         1,570,000   Globix Corp. sr. notes 12 1/2s, 2010
                     (In default) (NON)                                                                          274,750
.........................................................................................................................
           260,000   Horizon PCS, Inc. 144A sr. notes
                     13 3/4s, 2011                                                                                85,800
.........................................................................................................................
           270,000   Hyperion Telecommunications Corp.,
                     Inc. sr. disc. notes Ser. B, zero %,
                     2003 (In default) (NON)                                                                         675
.........................................................................................................................
         2,300,000   Hyperion Telecommunications Corp.,
                     Inc. sr. sub. notes 12s, 2007 (In default) (NON)                                              5,750
.........................................................................................................................
         2,030,000   iPCS, Inc. sr. disc. notes
                     stepped-coupon zero % (14s, 7/15/05),
                     2010 (STP)                                                                                  304,500
.........................................................................................................................
         1,490,000   IWO Holdings, Inc. company guaranty
                     14s, 2011                                                                                   573,650
.........................................................................................................................
         2,010,000   Leap Wireless International, Inc.
                     company guaranty 12 1/2s, 2010                                                              241,200
.........................................................................................................................
         1,018,000   Level 3 Communications, Inc. sr.
                     disc. notes stepped-coupon zero %
                     (10 1/2s, 12/1/03), 2008 (STP)                                                              183,240
.........................................................................................................................
         2,690,000   McCaw International, Ltd. sr. disc.
                     notes 13s, 2007 (In default) (NON)                                                           26,900
.........................................................................................................................
           450,000   Metrocall, Inc. sr. sub. notes 11s,
                     2008 (In default) (NON)                                                                       4,500
.........................................................................................................................
           210,000   Metrocall, Inc. sr. sub. notes
                     10 3/8s, 2007 (In default) (NON)                                                                525
.........................................................................................................................
           525,000   Metrocall, Inc. sr. sub. notes
                     9 3/4s, 2007 (In default) (NON)                                                               3,938
.........................................................................................................................
         2,140,000   Metromedia Fiber Network, Inc. sr.
                     notes Ser. B, 10s, 2008 (In default) (NON)                                                   21,400
.........................................................................................................................
         1,770,000   Microcell Telecommunications sr.
                     disc. notes Ser. B, 14s, 2006 (Canada)                                                      177,000
.........................................................................................................................
           812,000   Millicom International Cellular SA
                     sr. disc. notes 13 1/2s, 2006
                     (Luxembourg)                                                                                284,200
.........................................................................................................................
         1,460,000   Nextel Communications, Inc. sr. disc.
                     notes stepped-coupon zero % (9 3/4s,
                     10/31/02), 2007 (STP)                                                                       730,000
.........................................................................................................................
         3,000,000   Nextel Communications, Inc. sr. notes
                     12s, 2008                                                                                 1,650,000
.........................................................................................................................
           300,000   Nextel Communications, Inc. sr. notes
                     9 1/2s, 2011                                                                                150,000
.........................................................................................................................
         4,850,000   Nextel Communications, Inc. sr. notes
                     9 3/8s, 2009                                                                              2,461,375
.........................................................................................................................
         2,350,000   Nextel Partners, Inc. sr. notes 11s,
                     2010                                                                                        893,000
.........................................................................................................................
           410,000   Nextel Partners, Inc. sr. notes 11s, 2010                                                   164,000
.........................................................................................................................
           520,000   NorthEast Optic Network, Inc. sr.
                     notes 12 3/4s, 2008 (In default) (NON)                                                       65,000
.........................................................................................................................
         1,990,000   Orbital Imaging Corp. sr. notes
                     Ser. B, 11 5/8s, 2005 (In default) (NON)                                                    218,900
.........................................................................................................................
         1,480,000   PanAmSat Corp. 144A sr. notes
                     8 1/2s, 2012                                                                              1,373,040
.........................................................................................................................
         2,210,000   Price Communications Wireless, Inc.
                     144A sr. notes 9 1/8s, 2006                                                               2,301,163
.........................................................................................................................
           430,000   PSINet, Inc. sr. notes 11 1/2s, 2008
                     (In default) (NON)                                                                           41,925
.........................................................................................................................
           830,000   PSINet, Inc. sr. notes Ser. B, 10s,
                     2005 (In default) (NON)                                                                      80,925
.........................................................................................................................
         2,140,000   Qwest Capital Funding, Inc. company
                     guaranty 7 3/4s, 2006                                                                     1,305,400
.........................................................................................................................
         1,690,000   Qwest Capital Funding, Inc. company
                     guaranty 7s, 2009                                                                           921,050
.........................................................................................................................
         1,020,000   Qwest Communications International,
                     Inc. sr. notes Ser. B, 7 1/2s, 2008                                                         606,900
.........................................................................................................................
           700,000   Qwest Corp. 144A notes 8 7/8s, 2012                                                         623,000
.........................................................................................................................
           430,000   Rhythms Netconnections, Inc. sr.
                     notes Ser. B, 14s, 2010 (In default) (NON)                                                   23,650
.........................................................................................................................
            20,000   RSL Communications PLC 144A company
                     guaranty 10 1/2s, 2008 (United
                     Kingdom) (In default) (NON)                                                                     400
.........................................................................................................................
         1,175,000   RSL Communications, Ltd. company
                     guaranty 12 1/4s, 2006 (Bermuda)
                     (In default) (NON)                                                                           23,500
.........................................................................................................................
           300,000   Rural Cellular Corp. sr. sub. notes
                     Ser. B, 9 5/8s, 2008                                                                        135,000
.........................................................................................................................
         1,190,000   SBA Communications Corp. sr. notes
                     10 1/4s, 2009                                                                               684,250
.........................................................................................................................
         1,600,000   Spectrasite Holdings, Inc. sr. disc.
                     notes stepped-coupon zero % (11 1/8s,
                     4/15/04), 2009 (STP)                                                                        408,000
.........................................................................................................................
         2,950,000   Startec Global Communications Corp.
                     sr. notes 12s, 2008 (In default) (NON)                                                       59,000
.........................................................................................................................
           610,000   Tele1 Europe B.V. sr. notes 13s, 2009
                     (Netherlands)                                                                                79,300
.........................................................................................................................
           281,000   Telecorp PCS, Inc. company guaranty
                     10 5/8s, 2010                                                                               278,054
.........................................................................................................................
           246,000   Telecorp PCS, Inc. company guaranty
                     stepped-coupon zero % (11 5/8s,
                     4/15/04), 2009 (STP)                                                                        186,960
.........................................................................................................................
         1,330,000   Telehub Communications Corp. company
                     guaranty stepped-coupon zero %
                     (13 7/8s, 7/31/02), 2005 (In default) (NON) (STP)                                                 1
.........................................................................................................................
         1,150,000   Time Warner Telecom, Inc. sr. notes
                     9 3/4s, 2008                                                                                540,500
.........................................................................................................................
           339,000   Tritel PCS, Inc. company guaranty
                     10 3/8s, 2011                                                                               308,490
.........................................................................................................................
           260,000   Triton PCS, Inc. company guaranty
                     9 3/8s, 2011                                                                                166,400
.........................................................................................................................
         1,560,000   Triton PCS, Inc. company guaranty
                     8 3/4s, 2011                                                                                951,600
.........................................................................................................................
         1,000,000   TSI Telecommunication Services, Inc.
                     144A sr. sub. notes 12 3/4s, 2009                                                           960,000
.........................................................................................................................
         3,450,000   UbiquiTel Operating Co. company
                     guaranty stepped-coupon zero %
                     (14s, 4/15/05), 2010 (STP)                                                                  517,500
.........................................................................................................................
         1,760,000   US UnWired, Inc. company guaranty
                     stepped-coupon Ser. B, zero %
                     (13 3/8s, 11/1/04), 2009 (STP)                                                              422,400
.........................................................................................................................
         1,490,000   US West Capital Funding, Inc. company
                     guaranty 6 7/8s, 2028                                                                       722,650
.........................................................................................................................
           650,000   Versatel Telecom NV Structured Notes
                     (issued by CRAVE Trust 2000) 15.065s,
                     2005 (Netherlands)                                                                          123,500
.........................................................................................................................
         1,360,000   WebLink Wireless, Inc. sr. disc.
                     notes stepped-coupon zero % (11 1/4s,
                     2/1/03), 2008 (STP)                                                                           3,400
.........................................................................................................................
         3,000,000   Western Wireless Corp. bank term loan
                     FRN Ser. B, 4.745s, 2008 (acquired
                     4/24/00, cost $3,000,000) (RES)                                                           2,142,000
.........................................................................................................................
           280,000   Williams Communications Group, Inc.
                     sr. notes 11 7/8s, 2010 (In default) (NON)                                                   21,700
.........................................................................................................................
           340,000   Williams Communications Group, Inc.
                     sr. notes 10.7s, 2007 (In default) (NON)                                                     26,350
.........................................................................................................................
         7,228,000   WinStar Communications, Inc. sr.
                     disc. notes stepped-coupon zero %
                     (14 3/4s, 4/15/05), 2010 (In default) (NON) (STP)                                               723
.........................................................................................................................
         1,820,000   WinStar Communications, Inc. sr.
                     notes 12 3/4s, 2010 (In default) (NON)                                                          182
.........................................................................................................................
           300,000   WinStar Communications, Inc. sr.
                     notes 12 1/2s, 2008 (In default) (NON)                                                           30
.........................................................................................................................
         1,870,000   World Access, Inc. sr. notes Ser. B,
                     13 1/4s, 2008 (In default) (NON)                                                             65,450
.........................................................................................................................
         1,320,000   WorldCom, Inc. notes 7 3/4s, 2007
                     (In default) (NON)                                                                          211,200
.........................................................................................................................
           760,000   WorldCom, Inc. sr. notes 6.4s, 2005
                     (In default) (NON)                                                                          121,600
.........................................................................................................................
           300,000   WorldCom, Inc.-WorldCom Group notes
                     8 1/4s, 2010 (In default) (NON)                                                              48,000
.........................................................................................................................
           770,000   WorldCom, Inc.-WorldCom Group notes
                     7 1/2s, 2011 (In default) (NON)                                                             123,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,634,026
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.5%)
.........................................................................................................................
         4,190,000   Tyco International Group SA company
                     guaranty 6 3/8s, 2006 (Luxembourg)                                                        3,331,050
------------------------------------------------------------------------------------------------------------------------
Construction (0.7%)
.........................................................................................................................
           214,000   American Standard Companies, Inc.
                     company guaranty 7 5/8s, 2010                                                               216,140
.........................................................................................................................
         1,782,000   American Standard Companies, Inc.
                     company guaranty 7 3/8s, 2005                                                             1,799,820
.........................................................................................................................
         1,180,000   Better Minerals & Aggregates Co.
                     company guaranty 13s, 2009                                                                1,062,000
.........................................................................................................................
           860,000   Nortek, Inc. sr. notes Ser. B,
                     8 7/8s, 2008                                                                                862,150
.........................................................................................................................
           120,000   Nortek, Inc. sr. sub. notes Ser. B,
                     9 7/8s, 2011                                                                                120,600
.........................................................................................................................
           685,000   Nortek, Inc. 144A sr. notes Ser. B,
                     9 1/8s, 2007                                                                                696,988
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,757,698
------------------------------------------------------------------------------------------------------------------------
Consumer (0.9%)
.........................................................................................................................
EUR      1,715,286   Derby Cycle Corp. (The) sr. notes
                     10s, 2008 (In default) (NON)                                                                 34,306
.........................................................................................................................
        $1,955,810   Derby Cycle Corp. (The) sr. notes
                     9 3/8s, 2008 (In default) (NON)                                                              19,748
.........................................................................................................................
         1,040,000   Icon Health & Fitness 144A sr. sub.
                     notes 11 1/4s, 2012                                                                       1,024,400
.........................................................................................................................
         2,100,000   Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                                2,331,000
.........................................................................................................................
         3,290,000   Samsonite Corp. sr. sub. notes
                     10 3/4s, 2008                                                                             2,632,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,041,454
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.6%)
.........................................................................................................................
           760,000   Armkel, LLC/Armkel Finance sr. sub.
                     notes 9 1/2s, 2009                                                                          792,300
.........................................................................................................................
           730,000   French Fragrances, Inc. company
                     guaranty Ser. D, 10 3/8s, 2007                                                              678,900
.........................................................................................................................
            70,000   French Fragrances, Inc. sr. notes
                     Ser. B, 10 3/8s, 2007                                                                        63,000
.........................................................................................................................
            70,000   Iron Age Holdings Corp. sr. disc.
                     notes stepped-coupon zero % (12 1/8s,
                     5/1/03), 2009 (STP)                                                                           4,813
.........................................................................................................................
         1,090,000   Playtex Products, Inc. company
                     guaranty 9 3/8s, 2011                                                                     1,155,400
.........................................................................................................................
           420,000   Revlon Consumer Products sr. notes
                     9s, 2006                                                                                    294,000
.........................................................................................................................
           480,000   Revlon Consumer Products sr. notes
                     8 1/8s, 2006                                                                                336,000
.........................................................................................................................
           910,000   Revlon Consumer Products sr. sub.
                     notes 8 5/8s, 2008                                                                          409,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,733,913
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.3%)
.........................................................................................................................
         1,200,000   Outsourcing Solutions, Inc. sr. sub.
                     notes Ser. B, 11s, 2006                                                                   1,020,000
.........................................................................................................................
           580,000   United Rentals (North America), Inc.
                     company guaranty Ser. B, 10 3/4s, 2008                                                      617,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,637,700
------------------------------------------------------------------------------------------------------------------------
Energy (6.0%)
.........................................................................................................................
         1,740,000   Belco Oil & Gas Corp. sr. sub. notes
                     Ser. B, 8 7/8s, 2007                                                                      1,792,200
.........................................................................................................................
         1,220,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                              1,232,200
.........................................................................................................................
           730,000   Chesapeake Energy Corp. company
                     guaranty 8 3/8s, 2008                                                                       726,350
.........................................................................................................................
         2,360,000   Chesapeake Energy Corp. company
                     guaranty 8 1/8s, 2011                                                                     2,301,000
.........................................................................................................................
           790,000   Comstock Resources, Inc. company
                     guaranty 11 1/4s, 2007                                                                      817,650
.........................................................................................................................
           890,000   Comstock Resources, Inc. 144A sr.
                     notes 11 1/4s, 2007                                                                         898,900
.........................................................................................................................
           170,000   Denbury Resources, Inc. company
                     guaranty Ser. B, 9s, 2008                                                                   168,300
.........................................................................................................................
         1,480,000   Dresser, Inc. company guaranty
                     9 3/8s, 2011                                                                              1,509,600
.........................................................................................................................
           740,000   El Paso Energy Partners L.P. company
                     guaranty Ser. B, 8 1/2s, 2011                                                               732,600
.........................................................................................................................
           770,000   Encore Acquisition Co. 144A sr. sub.
                     notes 8 3/8s, 2012                                                                          770,000
.........................................................................................................................
           660,000   Forest Oil Corp. sr. notes 8s, 2011                                                         660,000
.........................................................................................................................
           640,000   Forest Oil Corp. sr. notes 8s, 2008                                                         643,200
.........................................................................................................................
           820,000   Forest Oil Corp. 144A sr. notes
                     7 3/4s, 2014                                                                                797,450
.........................................................................................................................
           690,000   Key Energy Services, Inc. company
                     guaranty Ser. C, 8 3/8s, 2008                                                               710,700
.........................................................................................................................
         1,235,000   Leviathan Gas Corp. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                     1,290,575
.........................................................................................................................
           520,000   Magnum Hunter Resources, Inc. 144A
                     sr. notes 9.6s, 2012                                                                        533,000
.........................................................................................................................
           940,000   Mission Resources Corp. company
                     guaranty Ser. C, 10 7/8s, 2007                                                              836,600
.........................................................................................................................
         1,380,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                              1,380,000
.........................................................................................................................
         2,067,000   Ocean Energy, Inc. company guaranty
                     Ser. B, 8 3/8s, 2008                                                                      2,186,307
.........................................................................................................................
           770,000   Parker & Parsley Co. sr. notes
                     8 1/4s, 2007                                                                                781,550
.........................................................................................................................
         1,000,000   Parker Drilling Co. company guaranty
                     Ser. AI, 10 1/8s, 2009                                                                    1,025,000
.........................................................................................................................
           270,000   Parker Drilling Co. 144A company
                     guaranty 10 1/8s, 2009                                                                      276,750
.........................................................................................................................
           540,000   Petronas Capital, Ltd. 144A company
                     guaranty 7s, 2012 (Malaysia)                                                                548,802
.........................................................................................................................
         1,770,000   Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                     1,982,400
.........................................................................................................................
           450,000   Pioneer Natural Resources Co. company
                     guaranty 7 1/2s, 2012                                                                       447,750
.........................................................................................................................
         1,090,000   Plans Exploration & Production Co.
                     144A sr. sub. notes 8 3/4s, 2012                                                          1,079,100
.........................................................................................................................
           920,000   Pogo Producing Co. sr. sub. notes
                     Ser. B, 8 1/4s, 2011                                                                        920,000
.........................................................................................................................
           120,000   Pride International, Inc. sr. notes
                     10s, 2009                                                                                   129,000
.........................................................................................................................
         1,430,000   Pride Petroleum Services, Inc. sr.
                     notes 9 3/8s, 2007                                                                        1,490,775
.........................................................................................................................
           630,000   Seven Seas Petroleum, Inc. sr. notes
                     Ser. B, 12 1/2s, 2005                                                                       365,400
.........................................................................................................................
         2,280,000   Stone Energy Corp. company guaranty
                     8 3/4s, 2007                                                                              2,342,700
.........................................................................................................................
           190,000   Stone Energy Corp. sr. sub. notes
                     8 1/4s, 2011                                                                                191,425
.........................................................................................................................
           640,000   Swift Energy Co. sr. sub. notes
                     10 1/4s, 2009                                                                               608,000
.........................................................................................................................
           910,000   Swift Energy Co. sr. sub. notes
                     9 3/8s, 2012                                                                                864,500
.........................................................................................................................
         1,210,000   Trico Marine Services, Inc. 144A sr.
                     notes 8 7/8s, 2012                                                                        1,197,900
.........................................................................................................................
         1,690,000   Vintage Petroleum, Inc. sr. sub.
                     notes 9 3/4s, 2009                                                                        1,639,300
.........................................................................................................................
           730,000   Vintage Petroleum, Inc. 144A sr.
                     notes 8 1/4s, 2012                                                                          717,225
.........................................................................................................................
           700,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                       714,000
.........................................................................................................................
           800,000   XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                     812,000
.........................................................................................................................
           620,000   XTO Energy, Inc. 144A sr. sub. notes
                     Ser. B, 8 3/4s, 2009                                                                        649,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,769,659
------------------------------------------------------------------------------------------------------------------------
Entertainment (1.6%)
.........................................................................................................................
         1,349,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 1/2s, 2011                                                                        1,335,510
.........................................................................................................................
           190,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 1/2s, 2009                                                                          188,100
.........................................................................................................................
         1,695,000   Cinemark USA, Inc. sr. sub. notes
                     Ser. B, 8 1/2s, 2008                                                                      1,627,200
.........................................................................................................................
         1,410,000   Premier Parks, Inc. sr. notes
                     9 3/4s, 2007                                                                              1,441,725
.........................................................................................................................
         1,390,000   Regal Cinemas, Inc. 144A sr. sub.
                     notes 9 3/8s, 2012                                                                        1,445,600
.........................................................................................................................
           900,000   Silver Cinemas, Inc. sr. sub. notes
                     10 1/2s, 2005 (In default) (NON)                                                                 90
.........................................................................................................................
         3,990,000   Six Flags, Inc. sr. notes 8 7/8s, 2010                                                    3,990,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,028,225
------------------------------------------------------------------------------------------------------------------------
Financial (3.8%)
.........................................................................................................................
         2,545,000   Advanta Corp. 144A company guaranty
                     Ser. B, 8.99s, 2026                                                                       1,552,450
.........................................................................................................................
         1,922,000   AMRESCO, Inc. sr. sub. notes
                     Ser. 98-A, 9 7/8s, 2005 (In default) (NON)                                                  408,425
.........................................................................................................................
         1,142,000   Chevy Chase Savings Bank, Inc. sub.
                     debs. 9 1/4s, 2005                                                                        1,144,855
.........................................................................................................................
         1,315,000   Colonial Capital II 144A company
                     guaranty 8.92s, 2027                                                                      1,186,839
.........................................................................................................................
           190,000   Comdisco, Inc. notes 7 1/4s, 2001
                     (In default) (DEF)(NON)                                                                     161,975
.........................................................................................................................
           220,000   Comdisco, Inc. notes 6 3/8s, 2001
                     (In default) (DEF)(NON)                                                                     183,425
.........................................................................................................................
           410,000   Comdisco, Inc. notes 5.95s, 2002
                     (In default) (DEF)(NON)                                                                     343,375
.........................................................................................................................
           780,000   Conseco Finance Trust III, Inc. bonds
                     8.796s, 2027                                                                                140,400
.........................................................................................................................
           860,000   Conseco Financing Trust II company
                     guaranty 8.7s, 2026                                                                         154,800
.........................................................................................................................
           310,000   Conseco, Inc. 144A company guaranty
                     10 3/4s, 2009                                                                               151,900
.........................................................................................................................
           460,000   Conseco, Inc. 144A company guaranty
                     8 3/4s, 2006                                                                                220,800
.........................................................................................................................
           210,000   Crescent Real Estate Equities LP FRN
                     7 1/2s, 2007                                                                                205,800
.........................................................................................................................
         2,130,000   Crescent Real Estate Equities LP 144A
                     sr. notes 9 1/4s, 2009                                                                    2,203,731
.........................................................................................................................
           190,000   Dime Capital Trust I bank guaranty
                     Ser. A, 9.33s, 2027                                                                         207,197
.........................................................................................................................
         4,867,000   Finova Group, Inc. notes 7 1/2s, 2009                                                     1,557,440
.........................................................................................................................
         1,770,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                                                    1,874,111
.........................................................................................................................
           594,000   Imperial Credit Industries, Inc. sec.
                     notes 12s, 2005                                                                              65,340
.........................................................................................................................
           720,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008                                                                                720,000
.........................................................................................................................
           890,000   Nationwide Credit, Inc. sr. notes
                     Ser. A, 10 1/4s, 2008 (In default) (NON)                                                    253,650
.........................................................................................................................
           280,000   North Fork Capital Trust I company
                     guaranty 8.7s, 2026                                                                         271,166
.........................................................................................................................
           380,000   Ocwen Capital Trust I company
                     guaranty 10 7/8s, 2027                                                                      307,800
.........................................................................................................................
           700,000   Ocwen Federal Bank sub. debs. 12s,
                     2005                                                                                        700,000
.........................................................................................................................
           240,000   Ocwen Financial Corp. notes 11 7/8s,
                     2003                                                                                        238,800
.........................................................................................................................
         1,590,000   Peoples Bank-Bridgeport sub. notes
                     9 7/8s, 2010                                                                              1,681,489
.........................................................................................................................
           280,000   Peoples Heritage Capital Trust
                     company guaranty Ser. B, 9.06s, 2027                                                        285,225
.........................................................................................................................
         1,330,000   Provident Capital Trust company
                     guaranty 8.6s, 2026                                                                       1,174,856
.........................................................................................................................
         1,055,000   Reliance Group Holdings, Inc. sr.
                     notes 9s, 2000 (In default) (DEF)(NON)                                                      116,050
.........................................................................................................................
         2,430,000   Resource America, Inc. 144A sr. notes
                     12s, 2004                                                                                 2,490,750
.........................................................................................................................
         1,340,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                             1,474,000
.........................................................................................................................
         1,240,000   Superior Financial Corp. 144A sr.
                     notes 8.65s, 2003                                                                         1,267,552
.........................................................................................................................
           715,000   Webster Capital Trust I 144A bonds
                     9.36s, 2027                                                                                 710,760
.........................................................................................................................
         1,070,000   Western Financial Bank sub. debs.
                     9 5/8s, 2012                                                                              1,059,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,514,261
------------------------------------------------------------------------------------------------------------------------
Food (1.4%)
.........................................................................................................................
         2,130,000   Archibald Candy Corp. company
                     guaranty 10 1/4s, 2004 (In default) (NON)                                                 1,171,500
.........................................................................................................................
           830,000   Aurora Foods, Inc. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                        522,900
.........................................................................................................................
         1,765,000   Aurora Foods, Inc. 144A sr. sub.
                     notes Ser. D, 9 7/8s, 2007                                                                1,111,950
.........................................................................................................................
           410,000   Del Monte Corp. company guaranty
                     Ser. B, 9 1/4s, 2011                                                                        422,300
.........................................................................................................................
         1,035,000   Doane Pet Care Co. sr. sub. debs.
                     9 3/4s, 2007                                                                                910,800
.........................................................................................................................
         1,485,000   Eagle Family Foods company guaranty
                     Ser. B, 8 3/4s, 2008                                                                      1,143,450
.........................................................................................................................
         1,190,000   Premier International Foods PLC sr.
                     notes 12s, 2009 (United Kingdom)                                                          1,303,050
.........................................................................................................................
         1,600,000   RAB Enterprises, Inc. company
                     guaranty 10 1/2s, 2005                                                                      960,000
.........................................................................................................................
         1,940,000   RAB Holdings, Inc. sr. notes 13s, 2008                                                      679,000
.........................................................................................................................
           399,499   Suiza Foods Corp. bank term loan FRN
                     Ser. B, 4.3s, 2008 (acquired 4/26/02,
                     cost $402,246) (RES)                                                                        401,185
.........................................................................................................................
         2,655,000   Vlasic Foods International, Inc. sr.
                     sub. notes Ser. B, 10 1/4s, 2009
                     (In default) (NON)                                                                          570,825
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,196,960
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (6.9%)
.........................................................................................................................
           890,000   Aladdin Gaming Holdings, LLC sr.
                     disc. notes stepped-coupon Ser. B,
                     zero % (13 1/2s, 3/1/03), 2010
                     (In default) (NON) (STP)                                                                     26,700
.........................................................................................................................
           655,000   Ameristar Casinos, Inc. company
                     guaranty 10 3/4s, 2009                                                                      699,213
.........................................................................................................................
         1,290,000   Argosy Gaming Co. company guaranty
                     10 3/4s, 2009                                                                             1,389,975
.........................................................................................................................
           280,000   Argosy Gaming Co. sr. sub. notes 9s, 2011                                                   287,000
.........................................................................................................................
         1,577,590   Autotote Corp. bank term loan FRN
                     6.166s, 2007 (acquired 10/13/00, cost
                     $1,573,646) (RES)                                                                         1,581,042
.........................................................................................................................
         1,330,000   Autotote Corp. company guaranty
                     Ser. B, 12 1/2s, 2010                                                                     1,489,600
.........................................................................................................................
           350,000   Boyd Gaming Corp. sr. sub. notes
                     9 1/2s, 2007                                                                                353,938
.........................................................................................................................
         1,320,000   Boyd Gaming Corp. 144A sr. sub. notes
                     8 3/4s, 2012                                                                              1,320,000
.........................................................................................................................
           580,000   Chumash Casino & Resort Enterprise
                     144A sr. notes 9s, 2010                                                                     585,800
.........................................................................................................................
           948,274   Fitzgeralds Gaming Corp. company
                     guaranty Ser. B, 12 1/4s, 2004
                     (In default) (NON)                                                                          333,081
.........................................................................................................................
         1,200,000   Herbst Gaming, Inc. sec. notes
                     Ser. B, 10 3/4s, 2008                                                                     1,260,000
.........................................................................................................................
         2,020,000   Hollywood Casino Corp. company
                     guaranty 11 1/4s, 2007                                                                    2,176,550
.........................................................................................................................
         1,760,000   Horseshoe Gaming Holdings company
                     guaranty 8 5/8s, 2009                                                                     1,786,400
.........................................................................................................................
         1,790,000   International Game Technology sr.
                     notes 8 3/8s, 2009                                                                        1,883,975
.........................................................................................................................
         2,320,000   Majestic Investor Holdings/Majestic
                     Investor Capital Corp. 144A company
                     guaranty 11.653s, 2007                                                                    2,204,000
.........................................................................................................................
           150,000   Mandalay Resort Group sr. notes
                     9 1/2s, 2008                                                                                160,500
.........................................................................................................................
         2,480,000   Mandalay Resort Group sr. sub. notes
                     Ser. B, 10 1/4s, 2007                                                                     2,647,400
.........................................................................................................................
           210,000   MGM Mirage, Inc. coll. sr. notes
                     6 7/8s, 2008                                                                                203,137
.........................................................................................................................
         2,420,000   MGM Mirage, Inc. company guaranty
                     8 1/2s, 2010                                                                              2,495,214
.........................................................................................................................
         1,120,000   MGM Mirage, Inc. company guaranty
                     8 3/8s, 2011                                                                              1,145,200
.........................................................................................................................
           720,000   Mikohn Gaming Corp. company
                     guaranty Ser. B, 11 7/8s, 2008                                                              662,400
.........................................................................................................................
           630,000   Mirage Resorts, Inc. notes 6 3/4s, 2008                                                     606,142
.........................................................................................................................
           530,000   Mohegan Tribal Gaming Authority sr.
                     notes 8 1/8s, 2006                                                                          540,600
.........................................................................................................................
         1,580,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/4s, 2009                                                                   1,635,300
.........................................................................................................................
           910,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/8s, 2011                                                                     930,475
.........................................................................................................................
         1,890,000   Park Place Entertainment Corp. sr.
                     notes 7 1/2s, 2009                                                                        1,842,750
.........................................................................................................................
         1,630,000   Park Place Entertainment Corp. sr.
                     sub. notes 8 7/8s, 2008                                                                   1,678,900
.........................................................................................................................
           290,000   Penn National Gaming, Inc. company
                     guaranty Ser. B, 11 1/8s, 2008                                                              311,750
.........................................................................................................................
         1,610,000   Penn National Gaming, Inc. sr. sub.
                     notes 8 7/8s, 2010                                                                        1,585,850
.........................................................................................................................
         2,180,000   Pennisula Gaming LLC company
                     guaranty 12 1/4s, 2006                                                                    2,182,725
.........................................................................................................................
           740,000   Resorts International Hotel and
                     Casino, Inc. 144A 1st mtge. 11 1/2s, 2009                                                   678,025
.........................................................................................................................
           790,000   Riviera Black Hawk, Inc. 1st mtge.
                     13s, 2005                                                                                   841,350
.........................................................................................................................
           670,000   Station Casinos, Inc. sr. notes
                     8 3/8s, 2008                                                                                685,075
.........................................................................................................................
           820,000   Station Casinos, Inc. sr. sub. notes
                     9 7/8s, 2010                                                                                867,150
.........................................................................................................................
           370,000   Station Casinos, Inc. 144A sr. sub.
                     notes 9 3/4s, 2007                                                                          381,563
.........................................................................................................................
           800,000   Trump Atlantic City Associates
                     company guaranty 11 1/4s, 2006                                                              606,000
.........................................................................................................................
            90,000   Trump Atlantic City company guaranty
                     Ser. B, 11 1/4s, 2006                                                                        68,175
.........................................................................................................................
           400,000   Trump Castle Funding, Inc. sr. sub.
                     notes 11 3/4s, 2003                                                                         356,000
.........................................................................................................................
         2,840,000   Venetian Casino Resort, LLC 144A 2nd
                     mtge. 11s, 2010                                                                           2,868,400
.........................................................................................................................
            80,000   Venetian Casino, Inc. company
                     guaranty 12 1/4s, 2004                                                                       84,900
.........................................................................................................................
           630,000   Wheeling Island Gaming, Inc. company
                     guaranty 10 1/8s, 2009                                                                      648,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,091,155
------------------------------------------------------------------------------------------------------------------------
Health Care (6.5%)
.........................................................................................................................
         1,530,000   ALARIS Medical Systems, Inc. sec.
                     notes Ser. B, 11 5/8s, 2006                                                               1,698,300
.........................................................................................................................
           705,000   ALARIS Medical Systems, Inc. 144A
                     company guaranty 9 3/4s, 2006                                                               699,713
.........................................................................................................................
           510,000   ALARIS Medical, Inc. sr. disc. notes
                     stepped-coupon zero % (11 1/8s,
                     8/1/03), 2008 (STP)                                                                         428,400
.........................................................................................................................
         3,008,000   Alderwoods Group, Inc. company
                     guaranty 12 1/4s, 2009                                                                    3,023,040
.........................................................................................................................
            28,800   Alderwoods Group, Inc. company
                     guaranty 11s, 2007                                                                           28,944
.........................................................................................................................
           860,000   Alliance Imaging, Inc. sr. sub. notes
                     10 3/8s, 2011                                                                               925,575
.........................................................................................................................
         1,040,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                              1,071,200
.........................................................................................................................
           730,000   Bio-Rad Labs Corp. sr. sub. notes
                     11 5/8s, 2007                                                                               813,950
.........................................................................................................................
         1,610,000   Biovail Corp. sr. sub. notes 7 7/8s,
                     2010 (Canada)                                                                             1,566,497
.........................................................................................................................
           560,000   Conmed Corp. company guaranty 9s, 2008                                                      578,200
.........................................................................................................................
           950,000   Extendicare Health Services, Inc.
                     144A sr. notes 9 1/2s, 2010                                                                 952,375
.........................................................................................................................
            69,200   Genesis Health Ventures, Inc. sec.
                     notes FRN 7.038s, 2007                                                                       68,508
.........................................................................................................................
         1,510,000   Hanger Orthopedic Group, Inc. company
                     guaranty 10 3/8s, 2009                                                                    1,581,725
.........................................................................................................................
            60,000   Hanger Orthopedic Group, Inc. sr.
                     sub. notes 11 1/4s, 2009                                                                     61,200
.........................................................................................................................
         1,540,000   HCA, Inc. debs. 7.19s, 2015                                                               1,555,924
.........................................................................................................................
         2,720,000   HCA, Inc. notes 8 3/4s, 2010                                                              3,043,642
.........................................................................................................................
           670,000   HCA, Inc. notes 8.36s, 2024                                                                 711,962
.........................................................................................................................
           200,000   HCA, Inc. notes 7s, 2007                                                                    204,870
.........................................................................................................................
           520,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            552,453
.........................................................................................................................
         1,920,000   Healthsouth Corp. sr. sub. notes
                     10 3/4s, 2008                                                                             2,083,200
.........................................................................................................................
           900,000   Insight Health Services Corp. company
                     guaranty Ser. B, 9 7/8s, 2011                                                               904,500
.........................................................................................................................
         1,980,000   Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                                   198
.........................................................................................................................
         1,190,000   Integrated Health Services, Inc. sr.
                     sub. notes Ser. A, 9 1/4s, 2008
                     (In default) (NON)                                                                              119
.........................................................................................................................
         1,705,000   Kinetic Concepts, Inc. company
                     guaranty Ser. B, 9 5/8s, 2007                                                             1,696,475
.........................................................................................................................
         2,620,000   Magellan Health Services, Inc. sr.
                     sub. notes 9s, 2008                                                                         943,200
.........................................................................................................................
            70,000   Magellan Health Services, Inc. 144A
                     sr. notes 9 3/8s, 2007                                                                       53,900
.........................................................................................................................
         6,090,000   Mariner Post-Acute Network, Inc. sr.
                     sub. notes stepped-coupon Ser. B,
                     zero % (10 1/2s, 11/1/02), 2007
                     (In default) (NON) (STP)                                                                     45,675
.........................................................................................................................
         1,830,000   Mediq, Inc. company guaranty 11s,
                     2008 (In default) (NON)                                                                      18,300
.........................................................................................................................
         1,850,000   Mediq, Inc. debs. stepped-coupon
                     zero % (13s, 6/1/03), 2009 (In
                     default) (NON) (STP)                                                                            185
.........................................................................................................................
         5,470,000   Multicare Companies, Inc. sr. sub.
                     notes 9s, 2007 (In default) (NON)                                                               547
.........................................................................................................................
           980,000   Omnicare, Inc. company guaranty
                     Ser. B, 8 1/8s, 2011                                                                      1,014,300
.........................................................................................................................
         2,500,000   PacifiCare Health Systems, Inc. 144A
                     sr. notes 10 3/4s, 2009                                                                   2,525,000
.........................................................................................................................
         1,190,000   Rotech Healthcare, Inc. 144A sr. sub.
                     notes 9 1/2s, 2012                                                                        1,207,850
.........................................................................................................................
           660,000   Service Corp. International debs.
                     7 7/8s, 2013                                                                                598,125
.........................................................................................................................
           270,000   Service Corp. International notes
                     7.7s, 2009                                                                                  253,800
.........................................................................................................................
         2,480,000   Service Corp. International notes 6s,
                     2005                                                                                      2,250,600
.........................................................................................................................
         1,350,000   Stewart Enterprises, Inc. notes
                     10 3/4s, 2008                                                                             1,498,500
.........................................................................................................................
         1,300,000   Triad Hospitals Holdings company
                     guaranty Ser. B, 11s, 2009                                                                1,443,000
.........................................................................................................................
         2,820,000   Triad Hospitals, Inc. company
                     guaranty Ser. B, 8 3/4s, 2009                                                             2,932,800
.........................................................................................................................
         1,030,000   Vanguard Health Systems, Inc. company
                     guaranty 9 3/4s, 2011                                                                     1,071,200
.........................................................................................................................
         1,360,000   Ventas Realty LP/Capital Corp. 144A
                     sr. notes 9s, 2012                                                                        1,387,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,495,152
------------------------------------------------------------------------------------------------------------------------
Homebuilding (2.1%)
.........................................................................................................................
         1,090,000   Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                     1,095,450
.........................................................................................................................
           660,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                    655,050
.........................................................................................................................
           690,000   D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                    672,750
.........................................................................................................................
           560,000   D.R. Horton, Inc. 144A sr. notes
                     8 1/2s, 2012                                                                                568,400
.........................................................................................................................
         1,130,000   Del Webb Corp. sr. sub. debs. 9 3/8s, 2009                                                1,192,150
.........................................................................................................................
           860,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 10 1/2s, 2007                                                              941,700
.........................................................................................................................
           270,000   K. Hovnanian Enterprises, Inc. 144A
                     sr. notes 8s, 2012                                                                          263,250
.........................................................................................................................
            70,000   K. Hovnanian Enterprises, Inc. 144A
                     sr. sub. notes 8 7/8s, 2012                                                                  68,950
.........................................................................................................................
         1,830,000   KB Home sr. sub. notes 9 1/2s, 2011                                                       1,884,900
.........................................................................................................................
           300,000   Lennar Corp. company guaranty Ser. B,
                     9.95s, 2010                                                                                 330,000
.........................................................................................................................
         1,170,000   Lennar Corp. sr. notes 7 5/8s, 2009                                                       1,210,950
.........................................................................................................................
           160,000   M.D.C. Holdings, Inc. sr. notes
                     8 3/8s, 2008                                                                                162,400
.........................................................................................................................
         1,660,000   Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                 1,809,400
.........................................................................................................................
            70,000   Schuler Homes, Inc. company guaranty
                     9s, 2008                                                                                     71,400
.........................................................................................................................
           450,000   Standard Pacific Corp. sr. notes
                     9 1/2s, 2010                                                                                477,000
.........................................................................................................................
           200,000   Standard Pacific Corp. sr. notes
                     8 1/2s, 2009                                                                                201,000
.........................................................................................................................
         1,050,000   Toll Corp. company guaranty 8 1/8s, 2009                                                  1,050,000
.........................................................................................................................
           130,000   Toll Corp. sr. sub. notes 8 1/4s, 2011                                                      130,000
.........................................................................................................................
           900,000   WCI Communities, Inc. company
                     guaranty 9 1/8s, 2012                                                                       891,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,675,750
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.4%)
.........................................................................................................................
         2,230,000   Sealy Mattress Co. company guaranty
                     stepped-coupon Ser. B, zero %
                     (10 7/8s, 12/15/02), 2007 (STP)                                                           2,190,975
.........................................................................................................................
           460,000   Sealy Mattress Co. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                        464,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,655,575
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (2.8%)
.........................................................................................................................
         2,960,000   Felcor Lodging LP company guaranty
                     9 1/2s, 2008 (R)                                                                          2,974,800
.........................................................................................................................
           456,000   Felcor Lodging LP company guaranty
                     8 1/2s, 2008 (R)                                                                            444,600
.........................................................................................................................
         5,840,000   HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                      5,577,200
.........................................................................................................................
           510,000   Host Marriott L.P. company guaranty
                     Ser. G, 9 1/4s, 2007                                                                        510,000
.........................................................................................................................
           620,000   Host Marriott L.P. sr. notes Ser. E,
                     8 3/8s, 2006                                                                                610,700
.........................................................................................................................
         1,330,000   ITT Corp. notes 6 3/4s, 2005                                                              1,307,975
.........................................................................................................................
         2,090,000   John Q. Hamons Hotels 144A 1st mtge.
                     8 7/8s, 2012                                                                              2,058,650
.........................................................................................................................
           700,000   Lodgian Financing Corp. company
                     guaranty 12 1/4s, 2009 (In default) (NON)                                                   385,000
.........................................................................................................................
           898,000   Meristar Hospitality Corp. company
                     guaranty 9 1/8s, 2011                                                                       871,060
.........................................................................................................................
            40,000   Meristar Hospitality Corp. company
                     guaranty 9s, 2008                                                                            38,800
.........................................................................................................................
           600,000   MeriStar Hospitality Operating
                     Partnership/MeriStar Hospitality
                     Finance Corp. 144A sr. notes 10 1/2s,
                     2009 (R)                                                                                    609,000
.........................................................................................................................
         1,020,000   RFS Partnership LP company guaranty
                     9 3/4s, 2012                                                                              1,025,100
.........................................................................................................................
           910,000   Starwood Hotels & Resorts Worldwide,
                     Inc. 144A notes 7 7/8s, 2012                                                                899,590
.........................................................................................................................
           380,000   Travel Centers of America, Inc.
                     company guaranty 12 3/4s, 2009                                                              406,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,719,075
------------------------------------------------------------------------------------------------------------------------
Media (0.6%)
.........................................................................................................................
         1,054,700   Adams Outdoor Advertising bank term
                     loan FRN Ser. B, 5.47s, 2008
                     (acquired 8/1/01, cost $1,053,382) (RES)                                                  1,061,732
.........................................................................................................................
         3,135,000   Affinity Group Holdings sr. notes
                     11s, 2007                                                                                 3,072,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,134,032
------------------------------------------------------------------------------------------------------------------------
Metals (1.9%)
.........................................................................................................................
           890,000   AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                890,000
.........................................................................................................................
         1,760,000   AK Steel Corp. company guaranty
                     7 3/4s, 2012                                                                              1,751,200
.........................................................................................................................
           360,000   AK Steel Corp. sr. notes 9 1/8s, 2006                                                       376,200
.........................................................................................................................
         1,259,140   Anker Coal Group, Inc. company
                     guaranty Ser. B, 14 1/4s, 2007
                     (In default) (NON) (PIK)                                                                    415,516
.........................................................................................................................
           720,000   Armco, Inc. sr. notes 9s, 2007                                                              735,300
.........................................................................................................................
           900,000   Armco, Inc. sr. notes 8 7/8s, 2008                                                          871,875
.........................................................................................................................
           910,000   Centaur Mining & Exploration company
                     guaranty 11s, 2007 (Australia) (In default) (NON)                                            54,600
.........................................................................................................................
         1,870,000   Doe Run Resources Corp. company
                     guaranty Ser. B, 11 1/4s, 2005 (In default) (NON)                                           486,200
.........................................................................................................................
           230,000   Doe Run Resources Corp. company
                     guaranty Ser. B(a), 11 1/4s, 2005 (In default) (NON)                                         73,600
.........................................................................................................................
           550,000   Doe Run Resources Corp. company
                     guaranty FRN Ser. B, 8.536s, 2003
                     (In default) (NON)                                                                          126,500
.........................................................................................................................
           490,000   Haynes International, Inc. sr. notes
                     11 5/8s, 2004                                                                               388,325
.........................................................................................................................
            80,000   Kaiser Aluminum & Chemical Corp. sr.
                     notes Ser. B, 10 7/8s, 2006 (In default) (NON)                                               63,200
.........................................................................................................................
         3,225,000   Kaiser Aluminum & Chemical Corp. sr.
                     sub. notes 12 3/4s, 2003 (In default) (NON)                                                 612,750
.........................................................................................................................
         2,430,000   LTV Corp. company guaranty 11 3/4s,
                     2009 (In default) (NON)                                                                      12,150
.........................................................................................................................
         1,640,000   LTV Corp. company guaranty 8.2s, 2007
                     (In default) (NON)                                                                            2,050
.........................................................................................................................
           704,000   Oregon Steel Mills 1st mtge. 11s, 2003                                                      702,240
.........................................................................................................................
           177,000   P&L Coal Holdings Corp. company
                     guaranty Ser. B, 9 5/8s, 2008                                                               187,620
.........................................................................................................................
           970,000   Phelps Dodge Corp. sr. notes 8 3/4s, 2011                                                   994,414
.........................................................................................................................
           890,000   Steel Dynamics, Inc. 144A sr. notes
                     9 1/2s, 2009                                                                                943,400
.........................................................................................................................
         1,480,000   United States Steel, LLC 144A company
                     guaranty 10 3/4s, 2008                                                                    1,531,800
.........................................................................................................................
         1,000,000   WCI Steel, Inc. sr. notes Ser. B,
                     10s, 2004                                                                                   540,000
.........................................................................................................................
           160,000   Weirton Steel Corp 144A sr. notes
                     10 3/4s, 2005 (In default) (NON)                                                             76,800
.........................................................................................................................
         1,500,000   Wheeling-Pittsburgh Steel Corp. sr.
                     notes 9 1/4s, 2007 (In default) (NON)                                                        30,000
.........................................................................................................................
           820,000   WHX Corp. sr. notes 10 1/2s, 2005                                                           623,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,488,940
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (3.1%)
.........................................................................................................................
         1,544,287   Alabama River Newsprint bank term
                     loan FRN 4s, 2002 (acquired 4/30/98,
                     cost $1,371,541) (RES)                                                                    1,451,630
.........................................................................................................................
         2,050,000   Appleton Papers, Inc. 144A sr. sub.
                     notes 12 1/2s, 2008                                                                       2,050,000
.........................................................................................................................
         1,600,000   Four M Corp. sr. notes Ser. B, 12s, 2006                                                  1,656,000
.........................................................................................................................
           340,000   Georgia-Pacific Corp. notes 8 7/8s, 2031                                                    315,319
.........................................................................................................................
           910,000   Georgia-Pacific Corp. notes 8 1/8s, 2011                                                    861,643
.........................................................................................................................
           290,000   Georgia-Pacific Corp. notes 7 1/2s, 2006                                                    279,279
.........................................................................................................................
           630,000   Norske Skog Canada, Ltd. company
                     guaranty 8 5/8s, 2011 (Canada)                                                              645,750
.........................................................................................................................
         1,490,000   Pacifica Papers, Inc. sr. notes 10s,
                     2009 (Canada)                                                                             1,592,438
.........................................................................................................................
         1,530,000   Potlatch Corp. company guaranty
                     10s, 2011                                                                                 1,667,700
.........................................................................................................................
         2,420,000   Riverwood International Corp. company
                     guaranty 10 7/8s, 2008                                                                    2,522,850
.........................................................................................................................
           300,000   Riverwood International Corp. company
                     guaranty 10 5/8s, 2007                                                                      315,750
.........................................................................................................................
           997,827   Stone Container Corp. bank term loan
                     Ser. G, 5 3/8s, 2006 (acquired
                     7/17/00, cost $997,827) (RES)                                                               997,292
.........................................................................................................................
           430,000   Stone Container Corp. sr. notes
                     9 3/4s, 2011                                                                                459,025
.........................................................................................................................
         1,460,000   Stone Container Corp. sr. notes
                     9 1/4s, 2008                                                                              1,525,700
.........................................................................................................................
           100,000   Stone Container Corp. 144A company
                     guaranty 11 1/2s, 2006 (Canada)                                                             106,000
.........................................................................................................................
         1,080,000   Stone Container Corp. 144A sr. notes
                     8 3/8s, 2012                                                                              1,086,750
.........................................................................................................................
            65,000   Tembec Industries, Inc. company
                     guaranty 8 5/8s, 2009 (Canada)                                                               66,300
.........................................................................................................................
         1,460,000   Tembec Industries, Inc. company
                     guaranty 8 1/2s, 2011 (Canada)                                                            1,489,200
.........................................................................................................................
           580,000   Tembec Industries, Inc. company
                     guaranty 7 3/4s, 2012 (Canada)                                                              568,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,657,026
------------------------------------------------------------------------------------------------------------------------
Publishing (2.8%)
.........................................................................................................................
           590,000   Belo Corp. sr. notes 7 1/8s, 2007                                                           591,782
.........................................................................................................................
           880,000   Garden State Newspapers, Inc. sr.
                     sub. notes 8 5/8s, 2011                                                                     880,000
.........................................................................................................................
           470,000   Garden State Newspapers, Inc. sr.
                     sub. notes Ser. B, 8 3/4s, 2009                                                             470,000
.........................................................................................................................
           760,000   Hollinger International Publishing,
                     Inc. company guaranty 9 1/4s, 2007                                                          780,900
.........................................................................................................................
         3,373,581   Hollinger Participation Trust 144A
                     sr. notes 12 1/8s, 2010 (Canada) (PIK)                                                    3,171,166
.........................................................................................................................
           980,000   Key3media Group, Inc. company
                     guaranty 11 1/4s, 2011                                                                      441,000
.........................................................................................................................
           610,000   Mail-Well I Corp. 144A company
                     guaranty 9 5/8s, 2012                                                                       616,100
.........................................................................................................................
         2,775,000   Perry-Judd company guaranty
                     10 5/8s, 2007                                                                             2,691,750
.........................................................................................................................
         2,530,000   PRIMEDIA, Inc. company guaranty
                     8 7/8s, 2011                                                                              1,872,200
.........................................................................................................................
         1,060,000   PRIMEDIA, Inc. company guaranty
                     7 5/8s, 2008                                                                                763,200
.........................................................................................................................
           900,000   PRIMEDIA, Inc. company guaranty
                     Ser. B, 8 1/2s, 2006                                                                        684,000
.........................................................................................................................
           720,000   Quebecor Media, Inc. sr. disc. notes
                     stepped-coupon zero % (13 3/4s,
                     7/15/06), 2011 (Canada) (STP)                                                               417,600
.........................................................................................................................
           880,000   Quebecor Media, Inc. sr. notes
                     11 1/8s, 2011 (Canada)                                                                      871,200
.........................................................................................................................
         1,320,000   Vertis, Inc. 144A sr. notes 10 7/8s, 2009                                                 1,321,650
.........................................................................................................................
         1,010,000   Von Hoffman Press, Inc. 144A company
                     guaranty 10 1/4s, 2009                                                                    1,035,250
.........................................................................................................................
           777,310   Von Hoffman Press, Inc. 144A sr. sub.
                     notes 13 1/2s, 2009                                                                         660,714
.........................................................................................................................
           435,000   Von Hoffman Press, Inc. 144A sr. sub.
                     notes 10 3/8s, 2007                                                                         414,338
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,682,850
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.8%)
.........................................................................................................................
           460,000   Domino's, Inc. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                       496,225
.........................................................................................................................
         1,071,000   Sbarro, Inc. company guaranty 11s, 2009                                                   1,087,065
.........................................................................................................................
         2,245,000   Tricon Global Restaurants, Inc. sr.
                     notes 8 7/8s, 2011                                                                        2,379,700
.........................................................................................................................
           610,000   Tricon Global Restaurants, Inc. sr.
                     notes 7.65s, 2008                                                                           619,150
.........................................................................................................................
           530,000   Tricon Global Restaurants, Inc. sr.
                     notes 7.45s, 2005                                                                           537,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,120,090
------------------------------------------------------------------------------------------------------------------------
Retail (2.1%)
.........................................................................................................................
           930,000   Amazon.com, Inc. sr. sub. notes
                     stepped-coupon zero % (10s, 5/1/03),
                     2008 (STP)                                                                                  846,300
.........................................................................................................................
         1,720,000   Autonation, Inc. company guaranty 9s, 2008                                                1,763,000
.........................................................................................................................
         1,530,000   Fleming Companies, Inc. company
                     guaranty 10 1/8s, 2008                                                                    1,564,425
.........................................................................................................................
            60,000   Fleming Companies, Inc. company
                     guaranty Ser. D, 10 5/8s, 2007                                                               60,300
.........................................................................................................................
           880,000   Fleming Companies, Inc. sr. notes
                     9 1/4s, 2010                                                                                874,500
.........................................................................................................................
            60,000   Fleming Companies, Inc. 144A sr. sub.
                     notes 9 7/8s, 2012                                                                           57,600
.........................................................................................................................
           520,000   Great Atlantic & Pacific Tea Co.
                     notes 7 3/4s, 2007                                                                          483,600
.........................................................................................................................
           310,000   JC Penney Company, Inc. debs. 7.95s, 2017                                                   280,550
.........................................................................................................................
           350,000   JC Penney Company, Inc. debs.
                     7.4s, 2037                                                                                  337,750
.........................................................................................................................
           320,000   JC Penney Company, Inc. notes 7.6s, 2007                                                    313,600
.........................................................................................................................
           320,000   JC Penney Company, Inc. notes
                     7 3/8s, 2008                                                                                312,000
.........................................................................................................................
           630,000   JC Penney Company, Inc. notes
                     Ser. MTNA, 7.05s, 2005                                                                      614,250
.........................................................................................................................
         2,500,000   K mart Corp. pass-through
                     certificates Ser. 95K4, 9.35s, 2020
                     (In default) (NON)                                                                        1,350,000
.........................................................................................................................
           115,000   Mothers Work, Inc. sr. notes
                     12 5/8s, 2005                                                                               115,000
.........................................................................................................................
           720,000   NBTY, Inc. sr. sub. notes Ser. B,
                     8 5/8s, 2007                                                                                716,400
.........................................................................................................................
           890,000   Rite Aid Corp. notes 7 1/8s, 2007                                                           623,000
.........................................................................................................................
         3,070,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                  2,901,150
.........................................................................................................................
           110,000   Southland Corp. debs. Ser. A, 4 1/2s, 2004                                                  102,300
.........................................................................................................................
           290,000   Southland Corp. sr. sub. debs. 5s, 2003                                                     278,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,594,125
------------------------------------------------------------------------------------------------------------------------
Technology (2.3%)
.........................................................................................................................
           230,000   Fairchild Semiconductor
                     International, Inc. company guaranty
                     10 3/8s, 2007                                                                               239,200
.........................................................................................................................
         2,550,000   Intira Corp. bonds stepped-coupon zero %
                     (13s, 2/1/05), 2010 (acquired 1/31/00,
                     cost $1,358,921) (In default) (NON) (RES) (STP)                                                 255
.........................................................................................................................
           240,000   Iron Mountain, Inc. company guaranty
                     8 5/8s, 2013                                                                                242,400
.........................................................................................................................
         2,120,000   Iron Mountain, Inc. company guaranty
                     8 1/8s, 2008 (Canada)                                                                     2,125,300
.........................................................................................................................
           130,000   Lucent Technologies, Inc. debs.
                     6 1/2s, 2028                                                                                 66,300
.........................................................................................................................
         3,900,000   Lucent Technologies, Inc. debs.
                     6.45s, 2029                                                                               1,989,000
.........................................................................................................................
         3,000,000   Micron Technology, Inc. notes 6 1/2s,
                     2005                                                                                      2,700,000
.........................................................................................................................
         1,080,000   ON Semiconductor Corp. 144A
                     company guaranty 12s, 2008                                                                  939,600
.........................................................................................................................
           780,000   Polaroid Corp. sr. notes 11 1/2s,
                     2006 (In default) (NON)                                                                       9,750
.........................................................................................................................
           510,000   SCG Holding & Semiconductor Corp.
                     company guaranty 12s, 2009                                                                  334,050
.........................................................................................................................
         1,210,000   Seagate Technology Hdd Holdings 144A
                     sr. notes 8s, 2009                                                                        1,210,000
.........................................................................................................................
           840,000   Sequa Corp. sr. notes 9s, 2009                                                              840,000
.........................................................................................................................
         1,870,000   Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                1,860,650
.........................................................................................................................
         1,010,000   Telecommunications Techniques, Inc.
                     company guaranty 9 3/4s, 2008                                                               202,000
.........................................................................................................................
           507,528   Telex Communications Group, Inc. sr.
                     sub. notes zero %, 2006 (In default) (NON) (FWC/WIS)                                        279,140
.........................................................................................................................
            60,000   Xerox Corp. notes 5 1/2s, 2003                                                               51,600
.........................................................................................................................
           390,000   Xerox Corp. notes Ser. D, 6 1/4s, 2026                                                      335,400
.........................................................................................................................
         1,890,000   Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                   1,568,700
.........................................................................................................................
            70,000   Xerox Credit Corp. sr. notes 6.1s, 2003                                                      60,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,053,545
------------------------------------------------------------------------------------------------------------------------
Textiles (0.9%)
.........................................................................................................................
         1,110,000   Galey & Lord, Inc. company guaranty
                     9 1/8s, 2008 (In default) (NON)                                                             188,700
.........................................................................................................................
         1,035,000   GFSI, Inc. sr. disc. notes stepped-coupon
                     Ser. B, zero % (11 3/8s, 9/15/04), 2009 (STP)                                                50,456
.........................................................................................................................
         1,380,000   Levi Strauss & Co. sr. notes 11 5/8s, 2008                                                1,311,000
.........................................................................................................................
           840,000   Russell Corp. 144A sr. notes 9 1/4s, 2010                                                   863,100
.........................................................................................................................
         1,150,000   The William Carter Holdings Co.
                     company guaranty Ser. B, 10 7/8s, 2011                                                    1,253,500
.........................................................................................................................
           450,000   Tommy Hilfiger USA, Inc. company
                     guaranty 6 1/2s, 2003                                                                       450,000
.........................................................................................................................
         2,250,000   Westpoint Stevens, Inc. sr. notes
                     7 7/8s, 2005                                                                              1,507,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,624,256
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
.........................................................................................................................
           600,000   North Atlantic Trading Co. company
                     guaranty Ser. B, 11s, 2004                                                                  594,000
------------------------------------------------------------------------------------------------------------------------
Transportation (2.6%)
.........................................................................................................................
           110,000   Air Canada Corp. sr. notes 10 1/4s,
                     2011 (Canada)                                                                                82,500
.........................................................................................................................
         2,420,000   Airbus Industries 144A notes Ser. D,
                     12.266s, 2020                                                                             1,866,981
.........................................................................................................................
         2,300,000   Calair, LLC/Calair Capital Corp.
                     company guaranty 8 1/8s, 2008                                                             1,932,000
.........................................................................................................................
           630,000   Continental Airlines, Inc. pass-through
                     certificates Ser. D, 7.568s, 2006                                                           541,800
.........................................................................................................................
           770,000   Delta Air Lines, Inc. pass-through
                     certificates Ser. 00-1, Class C,
                     7.779s, 2005                                                                                781,743
.........................................................................................................................
           570,000   Delta Air Lines, Inc. pass-through
                     certificates Ser. C, 7.779s, 2012                                                           581,206
.........................................................................................................................
         1,770,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                             1,911,600
.........................................................................................................................
           700,000   Kansas City Southern Railway Co. 144A
                     sr. notes 7 1/2s, 2009                                                                      700,000
.........................................................................................................................
         1,335,000   Navistar International Corp. company
                     guaranty Ser. B, 9 3/8s, 2006                                                             1,395,075
.........................................................................................................................
           775,000   Navistar International Corp. sr.
                     notes Ser. B, 8s, 2008                                                                      759,500
.........................................................................................................................
         1,000,000   Northwest Airlines, Inc. company
                     guaranty 8 7/8s, 2006                                                                       880,000
.........................................................................................................................
           200,000   Northwest Airlines, Inc. company
                     guaranty 8.52s, 2004                                                                        180,000
.........................................................................................................................
         1,140,000   Northwest Airlines, Inc. company
                     guaranty 7 5/8s, 2005                                                                     1,014,600
.........................................................................................................................
           980,000   Northwest Airlines, Inc. sr. notes
                     9 7/8s, 2007                                                                                872,200
.........................................................................................................................
         1,770,000   RailAmerica Transportation company
                     guaranty 12 7/8s, 2010                                                                    1,947,000
.........................................................................................................................
           330,000   Transportation Manufacturing Operations,
                     Inc. company guaranty 11 1/4s, 2009                                                         254,100
.........................................................................................................................
         1,130,000   US Air, Inc. pass-through
                     certificates Ser. 93A3, 10 3/8s, 2013                                                       678,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,378,305
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (3.9%)
.........................................................................................................................
           450,000   AES Corp. (The) notes 8 3/4s, 2008                                                          283,500
.........................................................................................................................
         2,330,000   AES Corp. (The) sr. notes 9 3/8s, 2010                                                    1,514,500
.........................................................................................................................
           200,000   AES Corp. (The) sr. notes 8 7/8s, 2011                                                      128,000
.........................................................................................................................
         1,360,000   Calpine Canada Energy Finance company
                     guaranty 8 1/2s, 2008 (Canada)                                                              911,200
.........................................................................................................................
           800,000   Calpine Corp. sr. notes 10 1/2s, 2006                                                       640,000
.........................................................................................................................
           350,000   Calpine Corp. sr. notes 8 3/4s, 2007                                                        238,000
.........................................................................................................................
         2,570,000   Calpine Corp. sr. notes 8 5/8s, 2010                                                      1,657,650
.........................................................................................................................
         2,250,000   Calpine Corp. sr. notes 8 1/2s, 2011                                                      1,473,750
.........................................................................................................................
           570,000   Calpine Corp. sr. notes 7 7/8s, 2008                                                        361,950
.........................................................................................................................
         1,300,000   CMS Energy Corp. pass-through
                     certificates 7s, 2005                                                                       936,000
.........................................................................................................................
         1,500,000   CMS Energy Corp. sr. notes 8.9s, 2008                                                     1,170,000
.........................................................................................................................
           600,000   CMS Energy Corp. sr. notes 8 1/2s, 2011                                                     426,000
.........................................................................................................................
           700,000   Edison Mission Energy sr. notes 10s, 2008                                                   689,500
.........................................................................................................................
            50,000   Midland Funding II debs. Ser. B,
                     13 1/4s, 2006                                                                                46,500
.........................................................................................................................
         3,015,000   Midland Funding II debs. Ser. A,
                     11 3/4s, 2005                                                                             2,743,650
.........................................................................................................................
         2,360,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                             2,430,800
.........................................................................................................................
           720,000   Pacific Gas & Electric Co. 144A sr.
                     notes 7 3/8s, 2005 (In default) (NON)                                                       716,400
.........................................................................................................................
         1,690,000   Southern California Edison Co. notes
                     8.95s, 2003                                                                               1,673,100
.........................................................................................................................
           180,000   Southern California Edison Co. notes
                     6 3/8s, 2006                                                                                169,200
.........................................................................................................................
         1,490,000   Tiverton/Rumford Power Associates, LP
                     144A pass-through certificates 9s, 2018                                                   1,013,200
.........................................................................................................................
         1,215,000   Western Resources, Inc. 144A 1st
                     mtge. 7 7/8s, 2007                                                                        1,228,664
.........................................................................................................................
         1,375,000   Western Resources, Inc. 144A sr.
                     notes 9 3/4s, 2007                                                                        1,344,180
.........................................................................................................................
         3,636,000   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (NON)                                                  3,345,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,140,864
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $692,746,284)                                                                    $558,045,658
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (3.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            48,421   AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                          $484
.........................................................................................................................
            58,010   Brand Scaffold Services, Inc. 144A
                     $3.625 pfd.                                                                               2,900,500
.........................................................................................................................
           111,000   California Federal Bancorp, Inc.
                     Ser. A, $2.281 pfd.                                                                       2,898,210
.........................................................................................................................
            44,401   Chevy Chase Capital Corp. Ser. A,
                     $5.188 pfd. (PIK)                                                                         2,530,857
.........................................................................................................................
             5,230   Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                   141,210
.........................................................................................................................
           500,000   CSBI Capital Trust I 144A company
                     guaranty Ser. A, 11.75% pfd.                                                                560,000
.........................................................................................................................
                21   CSC Holdings, Inc. Ser. H, $11.75
                     cum. pfd.                                                                                     1,365
.........................................................................................................................
            55,990   CSC Holdings, Inc. Ser. M, $11.125
                     cum. pfd. (PIK)                                                                           3,527,370
.........................................................................................................................
            10,527   Decrane Aircraft Holdings Co.
                     $16.00 pfd. (PIK)                                                                         1,052,745
.........................................................................................................................
             2,029   Delta Financial Corp. Ser. A, $10.00
                     cum. pfd.                                                                                    23,334
.........................................................................................................................
            91,670   Diva Systems Corp. Ser. C, 6.00%
                     cum. pfd.                                                                                       917
.........................................................................................................................
            42,800   Doane Pet Care Co. $7.125 pfd.                                                            1,498,000
.........................................................................................................................
               169   Dobson Communications Corp.
                     13.00% pfd.                                                                                  92,950
.........................................................................................................................
             2,009   Dobson Communications Corp.
                     12.25% pfd. (PIK)                                                                         1,105,187
.........................................................................................................................
             1,010   First Republic Capital Corp. 144A
                     10.50% pfd.                                                                               1,010,000
.........................................................................................................................
             1,002   Granite Broadcasting Corp. 12.75%
                     cum. pfd. (PIK)                                                                             681,360
.........................................................................................................................
               198   Leiner Health Products Ser. C, zero %                                                             1
.........................................................................................................................
               746   Nextel Communications, Inc. Ser. E,
                     11.125% pfd. (PIK)                                                                          164,120
.........................................................................................................................
            58,598   North Atlantic Trading Co. zero % pfd. (PIK)                                              1,084,063
.........................................................................................................................
               523   Paxson Communications Corp. 13.25%
                     cum. pfd. (PIK)                                                                           4,292,976
.........................................................................................................................
             7,400   PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                      296,000
.........................................................................................................................
             2,465   Rural Cellular Corp. 12.25% pfd. (PIK)                                                      419,072
------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $31,296,804)                                                                      $24,280,721
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (2.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $368,254   Argentina (Republic of) bonds
                     Ser. 2018, 2.89s, 2018 (In default) (NON)                                                   $58,921
.........................................................................................................................
           595,000   Brazil (Federal Republic of) notes
                     14 1/2s, 2009                                                                               441,193
.........................................................................................................................
           495,000   Brazil (Federal Republic of) notes
                     11s, 2012                                                                                   299,475
.........................................................................................................................
           865,000   Brazil (Federal Republic of) bonds
                     10 1/8s, 2027                                                                               458,450
.........................................................................................................................
           390,000   Brazil (Federal Republic of) unsub.
                     notes 11s, 2040                                                                             217,425
.........................................................................................................................
         1,918,000   Bulgaria (Republic of) 144A bonds
                     8 1/4s, 2015                                                                              1,901,697
.........................................................................................................................
           545,000   Colombia (Republic of) bonds
                     11 3/4s, 2020                                                                               530,013
.........................................................................................................................
EUR        150,000   Colombia (Republic of) notes
                     Ser. EMTN, 11 1/2s, 2011                                                                    143,222
.........................................................................................................................
EUR        150,000   Colombia (Republic of) unsub. bonds
                     Ser. 15A, 11 3/8s, 2008                                                                     142,482
.........................................................................................................................
          $215,000   Ecuador (Republic of) bonds
                     Ser. REGS, 12s, 2012                                                                        151,575
.........................................................................................................................
           625,000   Ecuador (Republic of) bonds
                     stepped-coupon Ser. REGS, 5s (6s,
                     8/15/02), 2030 (STP)                                                                        312,500
.........................................................................................................................
           110,000   Malaysia (Government of) bonds
                     7 1/2s, 2011                                                                                116,710
.........................................................................................................................
           237,600   Peru (Republic of) bonds Ser. PDI,
                     4s, 2017                                                                                    171,072
.........................................................................................................................
           645,000   Russia (Federation of) bonds
                     12 3/4s, 2028                                                                               774,968
.........................................................................................................................
         1,490,000   Russia (Federation of) unsub. 10s,
                     2007                                                                                      1,585,360
.........................................................................................................................
           940,000   Russia (Federation of) unsub.
                     8 1/4s, 2010                                                                                928,250
.........................................................................................................................
         5,775,000   Russia (Federation of) unsub.
                     stepped-coupon 5s (7 1/2s, 3/31/07),
                     2030 (STP)                                                                                3,999,188
.........................................................................................................................
           475,000   South Africa (Republic of) notes
                     7 3/8s, 2012                                                                                470,250
.........................................................................................................................
           460,000   Turkey (Republic of) bonds 11 3/4s,
                     2010                                                                                        414,690
.........................................................................................................................
           165,000   Turkey (Republic of) notes 11 1/2s, 2012                                                    143,963
.........................................................................................................................
           155,000   Turkey (Republic of) sr. unsub.
                     11 7/8s, 2030                                                                               131,750
.........................................................................................................................
         1,190,000   United Mexican States bonds
                     11 3/8s, 2016                                                                             1,466,675
.........................................................................................................................
           900,000   United Mexican States bonds Ser. MTN,
                     8.3s, 2031                                                                                  874,350
.........................................................................................................................
           255,000   United Mexican States notes
                     8 1/8s, 2019                                                                                247,988
.........................................................................................................................
         1,725,000   United Mexican States notes Ser. A,
                     9 7/8s, 2010                                                                              1,927,688
.........................................................................................................................
           225,000   Venezuela (Republic of) bonds 9 1/4s,
                     2027                                                                                        144,000
------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government Bonds
                     and Notes (cost $17,268,359)                                                            $18,053,855
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (1.3%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             4,226   Alderwoods Group, Inc.                                                                      $32,033
.........................................................................................................................
               750   AmeriKing, Inc.                                                                                   8
.........................................................................................................................
             6,048   Arch Wireless, Inc.                                                                           6,048
.........................................................................................................................
            97,050   Arch Wireless, Inc.-OLD                                                                          10
.........................................................................................................................
            48,616   Aurora Foods, Inc.                                                                           72,924
.........................................................................................................................
             7,176   Call-Net Enterprises, Inc. Class B (Canada)                                                   2,260
.........................................................................................................................
           431,848   Celcaribe SA (Colombia)                                                                       4,318
.........................................................................................................................
         5,126,274   Contifinancial Corp. Liquidating
                     Trust Units                                                                                 243,498
.........................................................................................................................
            29,846   Covad Communications Group, Inc. 144A                                                        35,218
.........................................................................................................................
             2,002   Delta Funding Residual Exchange Co., LLC                                                    437,437
.........................................................................................................................
             1,483   Delta Funding Residual Management, Inc.                                                          15
.........................................................................................................................
            45,360   Doskocil Manufacturing Company, Inc.                                                        178,265
.........................................................................................................................
            13,561   Genesis Health Ventures, Inc.                                                               272,440
.........................................................................................................................
            41,310   Intira Corp.                                                                                      4
.........................................................................................................................
           220,000   Loewen Group International, Inc.                                                                 22
.........................................................................................................................
         2,440,000   Paracelsus Healthcare Corp.                                                                     244
.........................................................................................................................
           143,399   Pioneer Cos., Inc.                                                                          215,099
.........................................................................................................................
               665   Premium Holdings (L.P.) 144A                                                                 13,958
.........................................................................................................................
             1,579   PSF Holdings LLC Class A                                                                  3,314,913
.........................................................................................................................
               336   Quorum Broadcast Holdings, Inc. Class E
                     (acquired 5/15/01, cost $334,843) (RES)                                                     257,375
.........................................................................................................................
                93   RCN Corp.                                                                                       127
.........................................................................................................................
           179,280   Regal Entertainment Group 144A
                     (acquired 5/9/02, cost $1,447,720) (RES)                                                  3,135,607
.........................................................................................................................
             1,466   RSL Communications, Ltd. Class A                                                                  7
.........................................................................................................................
            15,000   Specialty Foods Acquisition Corp.                                                               150
.........................................................................................................................
             3,215   Sun Healthcare Group, Inc.                                                                   51,842
.........................................................................................................................
             4,609   Vast Solutions, Inc. Class B1                                                                13,827
.........................................................................................................................
             4,609   Vast Solutions, Inc. Class B2                                                                13,827
.........................................................................................................................
             4,609   Vast Solutions, Inc. Class B3                                                                13,827
.........................................................................................................................
            84,874   VS Holdings, Inc.                                                                           106,093
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $20,973,567)                                                                       $8,421,396
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $690,000   American Tower Corp. cv. notes
                     5s, 2010                                                                                   $313,122
.........................................................................................................................
           940,000   Exide Corp. 144A cv. sr. sub. notes
                     2.9s, 2005 (In default) (NON)                                                                 2,350
.........................................................................................................................
           186,000   Hexcel Corp. cv. sub. notes 7s, 2003                                                        157,170
.........................................................................................................................
         5,140,000   Nextel Communications, Inc. cv. sr.
                     notes 5 1/4s, 2010                                                                        2,126,675
.........................................................................................................................
         4,070,000   Total Renal Care Holdings, Inc. 144A
                     cv. 7s, 2009                                                                              3,978,425
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $8,007,723)                                                                        $6,577,742
------------------------------------------------------------------------------------------------------------------------
BRADY BONDS (0.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,240,030   Brazil (Federal Republic of) bonds
                     8s, 2014                                                                                   $782,831
.........................................................................................................................
           330,000   Brazil (Federal Republic of)
                     government guaranty Ser. 30YR,
                     3.063s, 2024                                                                                194,700
.........................................................................................................................
           255,000   Brazil (Federal Republic of) govt.
                     guaranty FRB 3 1/8s, 2012                                                                   135,150
.........................................................................................................................
           250,000   Central Bank of Nigeria bonds
                     Ser. WW, 6 1/4s, 2020                                                                       165,325
.........................................................................................................................
           160,000   Peru (Republic of) coll. FLIRB
                     3 1/4s, 2017                                                                                105,808
.........................................................................................................................
           410,000   United Mexican States bonds Ser. B,
                     6 1/4s, 2019                                                                                387,983
.........................................................................................................................
         1,833,300   Venezuela (Republic of) debs. FRB
                     Ser. DL, 2 7/8s, 2007                                                                     1,370,392
------------------------------------------------------------------------------------------------------------------------
                     Total Brady Bonds
                     (cost $3,485,158)                                                                        $3,142,189
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
               539   Anker Coal Group, Inc. 14.25% cv. pfd.                                                       $2,695
.........................................................................................................................
               105   Genesis Health Ventures, Inc. $6.00
                     cv. pfd. (PIK)                                                                               11,550
.........................................................................................................................
             4,300   Global Crossing, Ltd. 144A 7.00% cum.
                     cv. pfd. (Bermuda) (In default) (NON)                                                            43
.........................................................................................................................
             1,196   Hercules Trust II units 6.50% cum. cv. pfd.                                                 705,640
.........................................................................................................................
             2,590   Interact Systems, Inc. 144A 14.00%
                     cv. pfd. (In default) (NON)                                                                      26
.........................................................................................................................
            14,400   LTV Corp. 144A $4.125 cv. pfd.
                     (In default) (NON)                                                                            1,800
.........................................................................................................................
               143   Paxson Communications Corp. 144A
                     9.75% cv. pfd. (PIK)                                                                      1,029,600
.........................................................................................................................
            15,352   Penisula Gaming Partners 144A
                     $7.14 cv. pfd.                                                                               92,109
.........................................................................................................................
             5,870   PSINet, Inc. 144A $3.50 cv. pfd.                                                                 59
.........................................................................................................................
            24,082   Telex Communications, Inc. zero % cv.
                     pfd. (In default) (NON)                                                                      24,082
.........................................................................................................................
               154   World Access, Inc. 144A Ser. D,
                     zero % cv. pfd.                                                                                   2
.........................................................................................................................
             2,736   XCL, Ltd. 144A Ser. A, 9.50% cum. cv.
                     pfd. (In default) (NON) (PIK)                                                                 1,368
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $5,082,539)                                                                        $1,868,974
------------------------------------------------------------------------------------------------------------------------
UNITS (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number Of Units      Value
.........................................................................................................................
         2,695,000   XCL, Ltd. 144A units 13 1/2s, 2004
                     (In default) (NON)                                                                         $811,869
.........................................................................................................................
            13,850   XCL, Ltd. 144A units cv. cum. pfd.
                     zero % (In default) (NON) (PIK)                                                               6,925
------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $3,882,250)                                                                          $818,794
------------------------------------------------------------------------------------------------------------------------
WARRANTS (0.1%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                              Expiration         Value
                                                                                                Date
.........................................................................................................................
                57   Anker Coal Group,
                     Inc. 144A                                                                  10/28/09              $1
.........................................................................................................................
             1,600   Birch Telecommunications,
                     Inc. 144A (PIK)                                                             6/15/08              16
.........................................................................................................................
             2,175   Club Regina, Inc. 144A                                                      12/1/04              22
.........................................................................................................................
             1,210   Colo.com, Inc. 144A                                                         3/15/10              12
.........................................................................................................................
             1,950   Dayton Superior Corp.                                                       6/15/09          19,500
.........................................................................................................................
               530   Decrane Aircraft Holdings Co.                                               9/30/08               1
.........................................................................................................................
                 1   Decrane Aircraft Holdings Co.
                     Class B                                                                     6/30/00               1
.........................................................................................................................
            32,012   Delta Financial Corp.                                                      12/21/10               3
.........................................................................................................................
             4,700   Destia Communications 144A                                                  7/15/07              47
.........................................................................................................................
             3,651   Diva Systems Corp.                                                          5/15/06              37
.........................................................................................................................
            27,031   Diva Systems Corp. 144A                                                      3/1/08             270
.........................................................................................................................
            23,792   Genesis Health Ventures, Inc.                                               10/1/02          32,119
.........................................................................................................................
             1,890   Globalstar Telecommunications                                               2/15/04              19
.........................................................................................................................
             2,090   Horizon PCS, Inc.                                                           10/1/10           2,613
.........................................................................................................................
            24,750   ICG Communications, Inc.                                                   10/15/05             248
.........................................................................................................................
            41,381   Imperial Credit Industries, Inc.                                             8/1/08              41
.........................................................................................................................
             1,880   Insilco Holding Co.                                                         8/15/08           1,880
.........................................................................................................................
             2,590   Interact Systems, Inc.                                                       8/1/03               3
.........................................................................................................................
             2,590   Interact Systems, Inc. 144A                                                12/15/09              26
.........................................................................................................................
           248,164   Intira Corp. Class B                                                        9/29/10              25
.........................................................................................................................
             2,030   iPCS, Inc. 144A                                                             7/15/10             508
.........................................................................................................................
             1,500   Iridium World Com 144A                                                      7/15/05               1
.........................................................................................................................
             1,190   IWO Holdings, Inc.                                                          1/15/11             298
.........................................................................................................................
             2,100   Jostens, Inc.                                                                5/1/10          21,000
.........................................................................................................................
             6,794   KMC Telecommunications
                     Holdings, Inc. 144A                                                         4/15/08              68
.........................................................................................................................
             6,100   Knology Holdings, Inc.                                                     10/22/07              61
.........................................................................................................................
             1,089   Leap Wireless
                     International, Inc. 144A                                                    4/15/10              11
.........................................................................................................................
             6,068   Loral Space &
                     Communications, Ltd.                                                       12/27/06              61
.........................................................................................................................
             6,920   McCaw International, Ltd.                                                   4/15/07              69
.........................................................................................................................
             1,850   Mediq, Inc. 144A                                                             6/1/09              19
.........................................................................................................................
               765   Metronet
                     Communications 144A                                                         8/15/07               8
.........................................................................................................................
               720   Mikohn Gaming Corp. 144A                                                    8/15/08           1,440
.........................................................................................................................
             1,990   Orbital Imaging Corp. 144A                                                   3/1/05               1
.........................................................................................................................
             3,895   Orion Network Systems                                                       1/15/07              39
.........................................................................................................................
             7,130   Pagemart, Inc. 144A                                                        12/31/03              71
.........................................................................................................................
             3,200   Paxson Communications
                     Corp. 144A                                                                  6/30/03           3,200
.........................................................................................................................
               850   Pliant Corp. 144A                                                            6/1/10           1,700
.........................................................................................................................
             1,790   Startec Global
                     Communications Corp.                                                        5/15/08              18
.........................................................................................................................
               960   Sterling Chemicals Holdings                                                 8/15/08             576
.........................................................................................................................
             8,040   Sun Healthcare Group, Inc.                                                  2/28/05             804
.........................................................................................................................
             1,330   Telehub Communications
                     Corp. 144A                                                                  7/31/05               1
.........................................................................................................................
               950   Telex Communications
                     Group, Inc.                                                                 3/30/07              10
.........................................................................................................................
             1,140   Travel Centers of America,
                     Inc. 144A                                                                    5/1/09              11
.........................................................................................................................
             3,450   Ubiquitel, Inc. 144A                                                        4/15/10          41,400
.........................................................................................................................
             6,950   UIH Australia/Pacific, Inc. 144A                                            5/15/06              70
.........................................................................................................................
            40,816   United Artists Theatre                                                       3/2/08         404,895
.........................................................................................................................
            19,720   USN Communications Inc.                                                     8/15/04               8
.........................................................................................................................
             2,460   Veraldo Holdings, Inc. 144A                                                 4/15/08              25
.........................................................................................................................
                70   Versatel Telecom NV
                     (Netherlands)                                                               5/15/08              35
.........................................................................................................................
             1,950   WAM!NET, Inc.                                                                3/1/05              20
.........................................................................................................................
             2,050   XM Satellite Radio Holdings,
                     Inc. 144A                                                                   3/15/10           2,050
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $6,904,557)                                                                          $535,362
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $49,377   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1, 2002
                     to August 26, 2002 (d)                                                                      $49,347
.........................................................................................................................
            50,000   U.S. Treasury Note for an effective yield
                     of 1.70%, December 12, 2002 (SEG)                                                            49,589
.........................................................................................................................
         4,664,102   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and
                     due dates ranging from July 1, 2002
                     to August 27, 2002 (d)                                                                    4,664,102
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $4,763,038)                                                                        $4,763,038
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $794,410,279) (b)                                                                $626,507,729
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate
                                              Face  Expiration     Unrealized
                         Market Value        Value        Date   Appreciation
...............................................................................
U.S. Treasury
Bond (Long)                $2,158,401   $2,106,790      Sep-02        $51,611
------------------------------------------------------------------------------


Swap Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                           Notional Termination    Unrealized
                                             Amount        Date  Appreciation
...............................................................................
Agreement with Merrill Lynch
Capital Services dated
October 27, 2000 to receive
semi-annually the notional amount
multiplied by 6.74% and pay
quarterly the notional amount
multiplied by three month
USD LIBOR                               $14,200,000    10/31/05    $1,208,186
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Income Fund
The fund's portfolio
June 30, 2002 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (60.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government Agency Mortgage Obligations (42.2%)
.........................................................................................................................
                     Federal Home Loan Mortgage Corporation
.........................................................................................................................
        $4,055,532     7 1/2s, with due dates from October 1,
                       2029 to December 1, 2029                                                               $4,260,377
.........................................................................................................................
        36,100,001     6s, with due dates from April 1, 2032
                       to June 1, 2032                                                                        36,071,482
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
        29,144,264     7 1/2s, with due dates from
                       October 1, 2029 to August 1, 2031                                                      30,611,016
.........................................................................................................................
        21,975,000     7 1/4s, January 15, 2010                                                               24,907,124
.........................................................................................................................
        49,973,884     7s, with due dates from May 1, 2029
                       to May 1, 2032                                                                         51,812,423
.........................................................................................................................
         2,280,726     7s, with due dates from February 1, 2007
                       to December 1, 2014                                                                     2,402,593
.........................................................................................................................
           327,173     Dwarf, 7s, with due dates from
                       December 1, 2007 to March 1, 2008                                                         346,548
.........................................................................................................................
         7,963,051     6 1/2s, with due dates from
                       February 1, 2030 to February 1, 2032                                                    8,141,330
.........................................................................................................................
       128,275,000     TBA, 6 1/2s, July 1, 2032                                                             130,760,956
.........................................................................................................................
           427,768     6s, with due dates from July 1, 2029
                       to June 1, 2032                                                                           427,562
.........................................................................................................................
           870,000     TBA, 6s, July 1, 2032                                                                     867,825
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
        18,484,696     8s, with due dates from January 15, 2022
                       to December 15, 2027                                                                   19,804,783
.........................................................................................................................
         1,849,357     7 1/2s, with due dates from
                       August 15, 2029 to January 15, 2030                                                     1,953,586
.........................................................................................................................
        35,966,924     7s, with due dates from March 15, 2023
                       to May 15, 2032                                                                        37,423,191
.........................................................................................................................
        43,756,432     6 1/2s, with due dates from
                       September 15, 2024 to
                       December 15, 2031                                                                      44,773,113
.........................................................................................................................
        51,625,000     TBA, 6 1/2s, July 1, 2032                                                              52,657,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                             447,221,409
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (18.1%)
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
        14,870,000     8s, November 15, 2021                                                                  19,019,622
.........................................................................................................................
           215,000     7 1/2s, November 15, 2016                                                                 258,740
.........................................................................................................................
         6,520,000     6 1/4s, May 15, 2030                                                                    7,062,725
.........................................................................................................................
         4,450,000     6 1/4s, August 15, 2023                                                                 4,767,819
.........................................................................................................................
         8,240,000     6 1/8s, August 15, 2029 (SEG)                                                           8,751,292
.........................................................................................................................
        17,355,000     6s, February 15, 2026                                                                  18,051,803
.........................................................................................................................
        21,915,000     5 3/8s, February 15, 2031                                                              21,459,387
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
        24,980,000     4 7/8s, February 15, 2012                                                              25,073,675
.........................................................................................................................
        31,925,000     4 3/8s, May 15, 2007                                                                   32,363,969
.........................................................................................................................
        54,910,000     2 7/8s, June 30, 2004                                                                  54,819,948
------------------------------------------------------------------------------------------------------------------------
                                                                                                             191,628,980
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and Agency
                     Obligations (cost $633,747,062)                                                        $638,850,389
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (24.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.6%)
.........................................................................................................................
          $410,000   BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8s, 2008                                                                           $377,200
.........................................................................................................................
         3,105,000   Boeing Co. (The) deb. 6 5/8s, 2038                                                        3,058,767
.........................................................................................................................
         2,575,000   Raytheon Co. notes 6.15s, 2008                                                            2,616,973
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,052,940
------------------------------------------------------------------------------------------------------------------------
Airlines (0.8%)
.........................................................................................................................
         5,580,000   Continental Airlines, Inc.
                     pass-through certificates Ser. 98-2,
                     6.32s, 2008                                                                               5,570,458
.........................................................................................................................
         2,708,427   Continental Airlines, Inc.
                     pass-through certificates Ser. 981C,
                     6.541s, 2009                                                                              2,549,930
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,120,388
------------------------------------------------------------------------------------------------------------------------
Automotive (2.4%)
.........................................................................................................................
         1,300,000   Dana Corp. notes 9s, 2011                                                                 1,274,000
.........................................................................................................................
         4,310,000   Ford Motor Co. bonds 6 5/8s, 2028                                                         3,630,141
.........................................................................................................................
         1,920,000   Ford Motor Co. notes 7.45s, 2031                                                          1,784,198
.........................................................................................................................
            50,000   Ford Motor Credit Corp. notes
                     7.6s, 2005                                                                                   52,420
.........................................................................................................................
         4,040,000   Ford Motor Credit Corp. notes
                     7 3/8s, 2009                                                                              4,101,044
.........................................................................................................................
         6,120,000   Ford Motor Credit Corp. notes
                     6 1/2s, 2007                                                                              6,136,366
.........................................................................................................................
         2,090,000   General Motors Acceptance Corp. notes
                     7s, 2012                                                                                  2,085,229
.........................................................................................................................
         2,040,000   General Motors Acceptance Corp. notes
                     6 1/8s, 2006                                                                              2,075,659
.........................................................................................................................
         2,280,000   General Motors Acceptance Corp. notes
                     Ser. MTN, 5.36s, 2004                                                                     2,313,242
.........................................................................................................................
         1,410,000   Visteon Corp. sr. notes 8 1/4s, 2010                                                      1,516,864
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,969,163
------------------------------------------------------------------------------------------------------------------------
Banking (4.3%)
.........................................................................................................................
           355,000   Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                  388,200
.........................................................................................................................
         6,000,000   Bank United Corp. notes Ser. A, 8s, 2009                                                  6,610,200
.........................................................................................................................
         8,150,000   BankAmerica Corp. sr. notes 5 7/8s, 2009                                                  8,229,789
.........................................................................................................................
         1,325,000   BankBoston NA sub. notes Ser. BKNT,
                     6 3/8s, 2008                                                                              1,376,423
.........................................................................................................................
         6,270,000   Citicorp sub. notes 6 3/8s, 2008                                                          6,567,323
.........................................................................................................................
         3,000,000   Colonial Bank sub. notes 9 3/8s, 2011                                                     3,232,170
.........................................................................................................................
         1,160,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                                                    1,228,231
.........................................................................................................................
         2,240,000   JPMorgan Chase & Co. notes 5.35s, 2007                                                    2,261,056
.........................................................................................................................
         2,000,000   Merita Bank, Ltd. sub. notes 6 1/2s,
                     2006 (Finland)                                                                            2,110,640
.........................................................................................................................
         1,300,000   National City Corp. sub. notes 7.2s, 2005                                                 1,403,805
.........................................................................................................................
         2,110,000   NB Capital Trust IV company guaranty
                     8 1/4s, 2027                                                                              2,277,808
.........................................................................................................................
         2,105,000   Norwest Corp. med. term sr. notes
                     6 3/4s, 2027                                                                              2,108,705
.........................................................................................................................
         3,040,000   PNC Funding Corp. company guaranty
                     5 3/4s, 2006                                                                              3,135,882
.........................................................................................................................
         2,695,000   Royal Bank of Scotland Group PLC FRN
                     7 3/8s, 2049 (United Kingdom)                                                             2,867,318
.........................................................................................................................
         1,220,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                             1,342,000
.........................................................................................................................
           790,000   Webster Capital Trust I 144A bonds
                     9.36s, 2027                                                                                 785,315
------------------------------------------------------------------------------------------------------------------------
                                                                                                              45,924,865
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
.........................................................................................................................
         1,080,000   British Sky Broadcasting PLC company
                     guaranty 8.2s, 2009 (United Kingdom)                                                      1,064,437
.........................................................................................................................
         2,035,000   News America Holdings, Inc. deb.
                     7.7s, 2025                                                                                1,883,128
.........................................................................................................................
           575,000   News America, Inc. sr. notes 6 5/8s, 2008                                                   575,069
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,522,634
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.4%)
.........................................................................................................................
           900,000   CSC Holdings, Inc. deb. 7 5/8s, 2018                                                        644,517
.........................................................................................................................
           500,000   CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                   396,095
.........................................................................................................................
         1,000,000   CSC Holdings, Inc. sr. sub. deb.
                     9 7/8s, 2013                                                                                745,000
.........................................................................................................................
         2,425,000   TCI Communications, Inc. deb.
                     7 7/8s, 2013                                                                              2,180,560
.........................................................................................................................
         1,000,000   TeleWest Communications PLC deb.
                     9 5/8s, 2006 (United Kingdom)                                                               400,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,366,172
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.5%)
.........................................................................................................................
         1,390,000   Equistar Chemicals LP/Equistar
                     Funding Corp. company guaranty
                     10 1/8s, 2008                                                                             1,327,450
.........................................................................................................................
            70,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                                78,400
.........................................................................................................................
           170,000   IMC Global, Inc. company guaranty
                     Ser. B, 10 7/8s, 2008                                                                       182,388
.........................................................................................................................
           490,000   IMC Global, Inc. notes 6.55s, 2005                                                          452,427
.........................................................................................................................
           570,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                                541,500
.........................................................................................................................
         1,340,000   Lyondell Chemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                      1,279,700
.........................................................................................................................
           970,000   Millenium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                       999,100
.........................................................................................................................
           163,937   PCI Chemicals Canada sec. sr. notes
                     10s, 2008 (Canada)                                                                          114,756
.........................................................................................................................
            54,646   Pioneer Companies, Inc. sec. FRN
                     5.355s, 2006                                                                                 37,706
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,013,427
------------------------------------------------------------------------------------------------------------------------
Computers (0.2%)
.........................................................................................................................
         2,410,000   IBM Corp. deb. 7 1/8s, 2096                                                               2,406,409
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.4%)
.........................................................................................................................
         3,411,000   Allied Corp. notes 6 1/8s, 2005                                                           3,553,409
.........................................................................................................................
         1,415,000   Tyco International, Ltd. notes
                     6 3/8s, 2011 (Luxembourg)                                                                 1,082,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,635,884
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.4%)
.........................................................................................................................
           690,000   Capital One Financial Corp. notes
                     7 1/4s, 2006                                                                                682,226
.........................................................................................................................
           480,000   Conseco Finance Trust III, Inc. bonds
                     8.796s, 2027                                                                                 86,400
.........................................................................................................................
         3,665,000   Household Finance Corp. sr. unsub.
                     5 7/8s, 2009                                                                              3,486,588
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,255,214
------------------------------------------------------------------------------------------------------------------------
Containers (0.1%)
.........................................................................................................................
           500,000   Ball Corp. company guaranty
                     8 1/4s, 2008                                                                                520,000
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.9%)
.........................................................................................................................
         3,610,000   Arizona Public Service Co. sr. notes
                     6 3/4s, 2006                                                                              3,826,708
.........................................................................................................................
           870,000   Avista Corp. sr. notes 9 3/4s, 2008                                                         927,446
.........................................................................................................................
         1,530,000   CILCORP, Inc. sr. notes 8.7s, 2009                                                        1,657,679
.........................................................................................................................
         1,060,000   CMS Energy Corp. sr. notes 8.9s, 2008                                                       826,800
.........................................................................................................................
         1,365,000   CMS Energy Corp. sr. notes 7 5/8s, 2004                                                   1,023,750
.........................................................................................................................
         4,765,000   FirstEnergy Corp. notes Ser. A,
                     5 1/2s, 2006                                                                              4,624,718
.........................................................................................................................
         1,200,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                             1,236,000
.........................................................................................................................
         1,135,000   Nisource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                     1,169,879
.........................................................................................................................
         1,260,000   Northwestern Corp. 144A notes
                     8 3/4s, 2012                                                                              1,120,347
.........................................................................................................................
         1,440,000   NRG Energy, Inc. sr. notes 6 3/4s, 2006                                                   1,156,493
.........................................................................................................................
         2,860,000   PSI Energy, Inc. 1st mtge. Ser. EEE,
                     6.65s, 2006                                                                               2,930,444
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,500,264
------------------------------------------------------------------------------------------------------------------------
Electronics (0.1%)
.........................................................................................................................
         1,040,000   Sequa Corp. sr. notes 9s, 2009                                                            1,040,000
------------------------------------------------------------------------------------------------------------------------
Energy (0.3%)
.........................................................................................................................
         3,090,000   Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                              3,176,705
------------------------------------------------------------------------------------------------------------------------
Financial (2.4%)
.........................................................................................................................
         2,225,000   Ace INA Holdings, Inc. company
                     guaranty 8.3s, 2006                                                                       2,447,300
.........................................................................................................................
         3,330,000   Associates Corp. sr. notes 6 1/4s,
                     2008                                                                                      3,463,267
.........................................................................................................................
         1,750,000   Associates First Capital Corp. deb.
                     6.95s, 2018                                                                               1,793,680
.........................................................................................................................
         2,355,000   CIT Group, Inc. sr. notes 7 3/4s, 2012                                                    2,355,000
.........................................................................................................................
         2,715,000   Conseco Financing Trust II company
                     guaranty 8.7s, 2026                                                                         488,700
.........................................................................................................................
         3,275,000   Liberty Mutual Insurance 144A notes
                     7.697s, 2097                                                                              2,592,490
.........................................................................................................................
         2,560,000   Metlife, Inc. sr. notes 5 1/4s, 2006                                                      2,610,288
.........................................................................................................................
         3,870,000   Principal Financial Group AU 144A
                     notes 7.95s, 2004 (Australia)                                                             4,152,084
.........................................................................................................................
         4,315,000   Sun Life Canada Capital Trust 144A
                     company guaranty 8.526s, 2049                                                             4,518,884
.........................................................................................................................
         2,115,000   TIG Capital Trust I 144A bonds
                     8.597s, 2027                                                                                846,000
.........................................................................................................................
            65,000   Vesta Insurance Group, Inc. 144A
                     company guaranty 8.525s, 2027                                                                39,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,306,693
------------------------------------------------------------------------------------------------------------------------
Food (0.5%)
.........................................................................................................................
           480,000   Aurora Foods, Inc. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                        302,400
.........................................................................................................................
           340,000   Doane Pet Care Co. sr. sub. deb.
                     9 3/4s, 2007                                                                                299,200
.........................................................................................................................
         4,575,000   Kraft Foods, Inc. notes 4 5/8s, 2006                                                      4,543,936
.........................................................................................................................
           180,000   Vlasic Foods International, Inc. sr.
                     sub. notes Ser. B, 10 1/4s, 2009
                     (In default) (NON)                                                                           38,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,184,236
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.4%)
.........................................................................................................................
           660,000   Mandalay Resort Group sr. sub. notes
                     Ser. B, 10 1/4s, 2007                                                                       704,550
.........................................................................................................................
           250,000   MGM Mirage, Inc. company guaranty
                     9 3/4s, 2007                                                                                267,500
.........................................................................................................................
           470,000   MGM Mirage, Inc. company guaranty
                     8 3/8s, 2011                                                                                480,575
.........................................................................................................................
         1,050,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/4s, 2009                                                                   1,086,750
.........................................................................................................................
           260,000   Park Place Entertainment Corp. sr.
                     notes 7 1/2s, 2009                                                                          253,500
.........................................................................................................................
         1,240,000   Park Place Entertainment Corp. sr.
                     sub. notes 9 3/8s, 2007                                                                   1,319,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,111,925
------------------------------------------------------------------------------------------------------------------------
Health Care (--%)
.........................................................................................................................
           640,000   Multicare Companies, Inc. sr. sub.
                     notes 9s, 2007 (In default) (NON)                                                                64
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.2%)
.........................................................................................................................
         1,305,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                  1,295,213
.........................................................................................................................
           380,000   Toll Corp. sr. sub. notes 8 1/4s, 2011                                                      380,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,675,213
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.4%)
.........................................................................................................................
         1,585,000   Morgan Stanley Dean Witter & Co. sr.
                     notes 6 3/4s, 2011                                                                        1,642,615
.........................................................................................................................
         2,660,000   Salomon, Inc. sr. notes 6 3/4s, 2003                                                      2,732,911
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,375,526
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
.........................................................................................................................
           830,000   Felcor Lodging LP company guaranty
                     8 1/2s, 2008 (R)                                                                            809,250
.........................................................................................................................
         1,105,000   Hilton Hotels Corp. notes 8 1/4s, 2011                                                    1,143,174
.........................................................................................................................
         1,655,000   HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                      1,580,525
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,532,949
------------------------------------------------------------------------------------------------------------------------
Machinery (--%)
.........................................................................................................................
           180,000   Case Corp. notes 7 1/4s, 2016                                                               140,400
------------------------------------------------------------------------------------------------------------------------
Media (0.2%)
.........................................................................................................................
         2,515,000   AOL Time Warner, Inc. bonds
                     7 5/8s, 2031                                                                              2,201,933
------------------------------------------------------------------------------------------------------------------------
Medical Services (--%)
.........................................................................................................................
           260,000   Integrated Health Services, Inc. sr.
                     sub. notes Ser. A, 9 1/4s, 2008
                     (In default) (NON)                                                                               26
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
.........................................................................................................................
           540,000   AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                540,000
.........................................................................................................................
           180,000   WHX Corp. sr. notes 10 1/2s, 2005                                                           136,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 676,800
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.1%)
.........................................................................................................................
           720,000   Transcontinental Gas Pipeline Corp.
                     notes Ser. B, 7s, 2011                                                                      581,926
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.1%)
.........................................................................................................................
         1,960,000   Conoco Funding Co. company guaranty
                     6.35s, 2011                                                                               2,034,343
.........................................................................................................................
         2,980,000   Conoco Funding Co. company guaranty
                     5.45s, 2006                                                                               3,054,083
.........................................................................................................................
         1,700,000   El Paso Energy Partners L.P. company
                     guaranty Ser. B, 8 1/2s, 2011                                                             1,683,000
.........................................................................................................................
         5,755,000   Kerr-McGee Corp. company guaranty
                     6 7/8s, 2011                                                                              6,050,749
.........................................................................................................................
           330,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                330,000
.........................................................................................................................
         4,310,000   Occidental Petroleum, Corp. 144A
                     Structured Notes (issued by STEERS
                     Credit Linked Trust) 6.019%, 2004                                                         4,439,300
.........................................................................................................................
         2,790,000   Phillips Petroleum Co. notes
                     8 3/4s, 2010                                                                              3,300,514
.........................................................................................................................
           645,000   Union Oil Company of California
                     company guaranty 7 1/2s, 2029                                                               678,572
.........................................................................................................................
         1,080,000   Union Pacific Resources Group, Inc.
                     notes 7.3s, 2009                                                                          1,158,710
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,729,271
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.4%)
.........................................................................................................................
           660,000   Boise Cascade Corp. notes 7 1/2s, 2008                                                      678,330
.........................................................................................................................
           340,000   Norampac, Inc. sr. notes 9 1/2s,
                     2008 (Canada)                                                                               360,400
.........................................................................................................................
         1,730,000   Weyerhaeuser Co. 144A bonds
                     7 3/8s, 2032                                                                              1,751,504
.........................................................................................................................
         1,445,000   Weyerhaeuser Co. 144A notes
                     6 3/4s, 2012                                                                              1,485,648
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,275,882
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.5%)
.........................................................................................................................
         5,185,000   Bristol-Myers Squibb Co. notes
                     4 3/4s, 2006                                                                              5,198,688
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.2%)
.........................................................................................................................
         2,530,000   AES Corp. (The) sr. notes 9 3/8s, 2010                                                    1,644,500
.........................................................................................................................
           550,000   AES Corp. (The) sr. notes 8 7/8s, 2011                                                      352,000
.........................................................................................................................
           442,000   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (NON)                                                    406,640
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,403,140
------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
.........................................................................................................................
           410,000   PRIMEDIA, Inc. company guaranty
                     8 7/8s, 2011                                                                                303,400
------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
.........................................................................................................................
         2,785,000   Burlington Northern Santa Fe Corp.
                     notes 7 1/8s, 2010                                                                        3,002,815
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.5%)
.........................................................................................................................
         2,075,000   EOP Operating LP sr. notes 7s, 2011                                                       2,159,057
.........................................................................................................................
         3,030,000   Simon Property Group LP 144A notes
                     6 3/8s, 2007                                                                              3,116,264
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,275,321
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.7%)
.........................................................................................................................
           790,000   Qwest Capital Funding, Inc. company
                     guaranty 7 3/4s, 2006                                                                       481,900
.........................................................................................................................
         1,930,000   Qwest Capital Funding, Inc. company
                     guaranty 7 1/4s, 2011                                                                     1,061,500
.........................................................................................................................
           860,000   Qwest Corp. 144A notes 8 7/8s, 2012                                                         765,400
.........................................................................................................................
         1,980,000   US West Capital Funding, Inc. company
                     guaranty 6 1/4s, 2005                                                                     1,306,800
.........................................................................................................................
         3,960,000   Verizon Global Funding Corp. notes
                     7 1/4s, 2010                                                                              3,946,378
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,561,978
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.1%)
.........................................................................................................................
           350,000   Tricon Global Restaurants, Inc. sr.
                     notes 8 7/8s, 2011                                                                          371,000
.........................................................................................................................
           430,000   Tricon Global Restaurants, Inc. sr.
                     notes 7.65s, 2008                                                                           436,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 807,450
------------------------------------------------------------------------------------------------------------------------
Retail (0.3%)
.........................................................................................................................
           280,000   Dillards, Inc. notes 6.43s, 2004                                                            274,280
.........................................................................................................................
         1,380,000   JC Penney Company, Inc. notes 7.6s, 2007                                                  1,352,400
.........................................................................................................................
         1,500,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                 1,395,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,021,680
------------------------------------------------------------------------------------------------------------------------
Technology (--%)
.........................................................................................................................
           210,000   Flextronics International, Ltd. sr.
                     sub. notes 9 7/8s, 2010 (Singapore)                                                         218,400
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
.........................................................................................................................
         2,418,019   Calpoint Receivable Structured Trust
                     2001 144A bonds 7.44s, 2006                                                               1,934,415
.........................................................................................................................
         2,235,000   Cingular Wireless 144A notes
                     5 5/8s, 2006                                                                              2,138,493
.........................................................................................................................
         1,535,000   France Telecom FRN 7 3/4s, 2011 (France)                                                  1,358,291
.........................................................................................................................
           570,000   Nextel Communications, Inc. sr. notes
                     12s, 2008                                                                                   313,500
.........................................................................................................................
         1,000,000   PanAmSat Corp. 144A sr. notes
                     8 1/2s, 2012                                                                                927,730
.........................................................................................................................
         1,440,000   Sprint Capital Corp. company guaranty
                     8 3/4s, 2032                                                                              1,094,400
.........................................................................................................................
         1,345,000   Sprint Capital Corp. company guaranty
                     7 1/8s, 2006                                                                              1,182,390
.........................................................................................................................
           120,000   Telehub Communications Corp. company
                     guaranty stepped-coupon zero %
                     (13 7/8s, 7/31/02), 2005 (In default) (NON) (STP)                                                 1
.........................................................................................................................
         4,210,000   Verizon Wireless, Inc. 144A notes
                     5 3/8s, 2006                                                                              3,927,172
.........................................................................................................................
           286,000   Voicestream Wireless Corp. sr. notes
                     10 3/8s, 2009                                                                               271,514
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,147,906
------------------------------------------------------------------------------------------------------------------------
Telephone (0.1%)
.........................................................................................................................
           140,000   Birch Telecommunications, Inc. sr.
                     notes 14s, 2008 (In default) (NON)                                                            1,400
.........................................................................................................................
         4,390,000   WorldCom, Inc.-WorldCom Group notes
                     7 1/2s, 2011 (In default) (NON)                                                             702,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 703,800
------------------------------------------------------------------------------------------------------------------------
Textiles (--%)
.........................................................................................................................
           280,000   Levi Strauss & Co. sr. notes 11 5/8s, 2008                                                  266,000
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.4%)
.........................................................................................................................
         1,990,000   Philip Morris Companies, Inc. notes
                     7.2s, 2007                                                                                2,156,782
.........................................................................................................................
         1,750,000   Philip Morris Companies, Inc. notes
                     7 1/8s, 2004                                                                              1,865,465
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,022,247
------------------------------------------------------------------------------------------------------------------------
Toys (--%)
.........................................................................................................................
           290,000   Hasbro, Inc. notes 6.15s, 2008                                                              266,800
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.3%)
.........................................................................................................................
         1,305,000   Browning-Ferris Industries, Inc. deb.
                     7.4s, 2035                                                                                  965,700
.........................................................................................................................
         2,590,000   Waste Management, Inc. sr. notes
                     6 1/2s, 2008                                                                              2,601,972
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,567,672
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $271,209,316)                                                                    $259,064,206
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Amortizing Residential Collateral
                     Trust
.........................................................................................................................
       $20,515,000     Ser. 02-BC3, Class A, Interest Only
                       (IO), 6s, 2005                                                                         $1,790,254
.........................................................................................................................
        11,480,000     Ser. 02-BC1, Class A, IO, 6s, 2005                                                        841,717
.........................................................................................................................
        21,576,066     Ser. 01-BC6, Class A, IO, 6s, 2004                                                      1,490,940
.........................................................................................................................
         1,045,000     Ser. 02-BC1, Class M2, FRN,
                       2.94s, 2032                                                                             1,032,353
.........................................................................................................................
                     Arc Net Interest Margin Trust
.........................................................................................................................
           855,079     Ser. 02-2, Class A, 7 3/4s, 2032                                                          852,047
.........................................................................................................................
           577,296     Ser. 01-5A, Class A, FRN, 2.47s, 2008                                                     575,853
.........................................................................................................................
           204,824   Arc Net Interest Margin Trust 144A
                     Ser. 01-6A, Class A, 7 1/4s, 2031                                                           203,796
.........................................................................................................................
         1,012,953   Chase Commercial Mortgage Securities
                     Corp. Ser. 98-1, Class A1, 6.34s, 2006                                                    1,056,162
.........................................................................................................................
        41,193,983   Commercial Mortgage Asset Trust
                     Ser. 99-C1, Class X, IO, 1.161s, 2020                                                     2,375,091
.........................................................................................................................
                     Countrywide Home Loan
.........................................................................................................................
         2,575,000     Ser. 98-A12, Class A14, 8s, 2028                                                        2,761,688
.........................................................................................................................
         1,490,000     Ser. 98-3, Class A5, 6 3/4s, 2028                                                       1,539,349
.........................................................................................................................
         2,060,000   Countrywide Mortgage Backed
                     Securities, Inc. Ser. 93-C, Class A8,
                     6 1/2s, 2024                                                                              2,108,266
.........................................................................................................................
         1,520,000   Criimi Mae Commercial Mortgage Trust
                     Ser. 98-C1, Class A2, 7s, 2011                                                            1,561,325
.........................................................................................................................
                     CS First Boston Mortgage
                     Securities Corp.
.........................................................................................................................
         1,286,219     Ser. 01-CK3, Class A1, 5.26s, 2006                                                      1,324,372
.........................................................................................................................
           374,166     Ser. 01-CKN5, Class A1, 3.801s, 2006                                                      375,223
.........................................................................................................................
         5,875,943   DLJ Commercial Mortgage Corp.
                     Ser. 00-CKP1, Class A1A, 6.93s, 2009                                                      6,277,593
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
         6,493,611     Ser. 02-36, Class SJ, 15 1/2s, 2031                                                     6,939,398
.........................................................................................................................
             1,768     Ser. 92-15, Class L, IO, 10.376s, 2022                                                     44,229
.........................................................................................................................
         7,265,000     Ser. 02-W4, Class A5, 7 1/2s, 2042                                                      7,746,306
.........................................................................................................................
         3,683,276     Ser. 01-T10, Class A2, 7 1/2s, 2041                                                     3,927,293
.........................................................................................................................
         2,613,189     Ser. 01-T12, Class A2, 7 1/2s, 2031                                                     2,786,313
.........................................................................................................................
         5,806,138     Ser. 01-T8, Class A1, 7 1/2s, 2031                                                      6,190,795
.........................................................................................................................
         4,241,873     Ser. 01-T7, Class A1, 7 1/2s, 2031                                                      4,522,897
.........................................................................................................................
         3,100,192     Ser. 00-T6, Class A1, 7 1/2s, 2030                                                      3,305,580
.........................................................................................................................
         8,253,426     Ser. 01-T4, Class A1, 7 1/2s, 2028                                                      8,800,215
.........................................................................................................................
         9,559,793     Ser. 319, Class 2, IO, 6 1/2s, 2032                                                     2,322,731
.........................................................................................................................
        14,069,455     Ser. 02-36, Class QH, IO, 6.21s, 2031                                                   1,097,972
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
         2,253,437     Ser. 02-27, Class SQ, IO, 6.16s, 2032                                                     196,472
.........................................................................................................................
         3,554,621     Ser. 01-67, Class IA, IO, 6s, 2019                                                        339,438
.........................................................................................................................
        56,315,760     Ser. 01-T12, IO, 0.571s, 2041                                                           1,038,322
.........................................................................................................................
        41,653,908     Ser. 02-T1, IO, 0.426s, 2031                                                              575,996
.........................................................................................................................
           308,837     Ser. 01-T7, Principal Only (PO),
                       zero %, 2031                                                                              206,149
.........................................................................................................................
           253,118     Ser. 00-T6, PO, zero %, 2030                                                              168,956
.........................................................................................................................
           177,324     Ser. 01-T3, PO, zero %, 2029                                                              118,364
.........................................................................................................................
           907,473     Ser. 01-T4, PO, zero %, 2028                                                              605,738
.........................................................................................................................
            62,498     Ser. 01-T1, PO, zero %, 2028                                                               41,717
.........................................................................................................................
         7,660,000   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                          8,535,714
.........................................................................................................................
           300,000   First Union National Bank Commercial
                     Mortgage 144A Ser. 01-C4, Class F,
                     6.79s, 2033                                                                                 317,637
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
         7,583,581     Ser. 2422, Class IB, IO, 6 1/2s, 2028                                                   1,144,647
.........................................................................................................................
           980,300     Ser. 2355, Class WI, IO, 6 1/2s, 2026                                                     186,933
.........................................................................................................................
         1,523,900     Ser. 2403, Class KI, IO, 6 1/2s, 2022                                                     190,914
.........................................................................................................................
        10,180,123     Ser. 2406, Class PI, IO, 6 1/2s, 2021                                                   1,107,088
.........................................................................................................................
         1,877,300     Ser. 2382, Class IM, IO, 6s, 2021                                                         231,078
.........................................................................................................................
         4,698,281     Ser. 2366, Class IA, IO, 6s, 2019                                                         416,206
.........................................................................................................................
           448,572   G-Force Ser. 01-1, Class A, FRB,
                     2.439s, 2033                                                                                457,544
.........................................................................................................................
         2,400,000   GE Capital Mortgage Services, Inc.
                     Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                       2,473,488
.........................................................................................................................
                     General Growth Properties-Mall
                     Properties Trust
.........................................................................................................................
           460,510     144A Ser. 01-C1A, Class D2, 5.89s, 2011                                                   463,967
.........................................................................................................................
         5,214,156     Ser. 01-C1A, Class D3, FRB, 4.09s, 2014                                                 5,214,156
.........................................................................................................................
         3,711,000   GMAC Commercial Mortgage Securities,
                     Inc. Ser. 97-C2, Class A2, 6.55s, 2007                                                    3,888,432
.........................................................................................................................
         3,103,815   Government National Mortgage
                     Association Ser. 98-2, Class EA, PO,
                     zero %, 2028                                                                              2,622,723
.........................................................................................................................
         2,820,000   GS Mortgage Securities Corp. II
                     Ser. 01-LIB, Class A2, 6.615s, 2016                                                       2,865,611
.........................................................................................................................
           123,000   Host Marriott Pool Trust
                     Ser. 99-HMTA, Class C, 7.73s, 2009                                                          134,320
.........................................................................................................................
         1,385,000   LB Commercial Conduit Mortgage Trust
                     Ser. 99-C2, Class B, 7.425s, 2009                                                         1,528,798
.........................................................................................................................
                     LB-UBS Commercial Mortgage Trust
.........................................................................................................................
         3,135,000     Ser. 01-C3, Class A2, 6.365s, 2011                                                      3,288,321
.........................................................................................................................
        20,549,120     144A Ser. 01-C7, Class XCL, IO,
                       0.829s, 2033                                                                              826,486
.........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc.
.........................................................................................................................
         1,395,000     Ser. 96-C2, Class E, 6.96s, 2028                                                        1,379,197
.........................................................................................................................
           555,601     Ser. 98-C2, Class A1, 6.22s, 2030                                                         577,992
.........................................................................................................................
        10,000,000   Morgan Stanley Capital I Ser. WF2,
                     Class B, 6.63s, 2008                                                                     10,687,500
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           685,000     Ser. 00, Class B, 7.638s, 2010                                                            769,020
.........................................................................................................................
           391,685     Ser. 01-IQA, Class A1, 4.57s, 2006                                                        396,423
.........................................................................................................................
                     Morgan Stanley Dean Witter
                     Capital I 144A
.........................................................................................................................
           618,078     Ser. 01-XLF, Class D, FRB, 3.359s, 2013                                                   617,209
.........................................................................................................................
           411,007     Ser. 01-XLF, Class E, FRB, 3.309s, 2013                                                   406,705
.........................................................................................................................
           692,000   Starwood Asset Receivables Trust
                     Ser. 02-1A, Class F, FRN, 3.174s, 2020                                                      691,135
.........................................................................................................................
         4,054,975   TIAA Retail Commercial Mortgage Trust
                     Ser. 99-1, Class A, 7.17s, 2032                                                           4,339,228
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage
                     Obligations (cost $130,115,915)                                                        $132,899,382
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (9.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $303,884   ABSC Nims Trust Ser. 01-HE3, Class A,
                     7s, 2031                                                                                   $297,997
.........................................................................................................................
         1,327,000   Advanta Mortgage Loan Trust
                     Ser. 00-1, Class A4, 8.61s, 2028                                                          1,432,762
.........................................................................................................................
         1,637,000   Amortizing Residential Collateral
                     Trust Ser. 02-BC3, Class NIM, 7s, 2032                                                    1,618,928
.........................................................................................................................
         1,240,052   AQ Finance NIM Trust notes 144A
                     Ser. 02-1, 9 1/2s, 2032                                                                   1,239,321
.........................................................................................................................
         1,068,861   Arc Net Interest Margin Trust 144A
                     Ser. 02-1A, Class A, 7 3/4s, 2032                                                         1,066,957
.........................................................................................................................
           873,692   Asset Backed Funding Corp. NIM Trust
                     Ser. 02-WF1, 9.32s, 2032                                                                    865,091
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
        17,114,000     Ser. 02-HE1, Class AI, IO, 6 1/2s, 2032                                                 1,517,824
.........................................................................................................................
         2,132,000     Ser. 02-HE2, Class M2, FRN, 2.969s, 2032                                                2,131,998
.........................................................................................................................
         2,847,000   Bank One Issuance Trust Ser. 02-C1,
                     Class C1, FRN, 2.801s, 2007                                                               2,847,000
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
         1,550,000     Ser. 02-CA, Class A, IO, 14s, 2004                                                        246,789
.........................................................................................................................
         1,732,569     Ser. 01-DA, Class M3, FRN, 3.24s, 2031                                                  1,732,569
.........................................................................................................................
       129,503,858   Bayview Financial Acquisition Trust
                     144A Ser. 02-XA, Class A1, IO,
                     1.325s, 2005                                                                              1,578,328
.........................................................................................................................
                     Chase Funding Net Interest Margin
.........................................................................................................................
           890,000     Ser. 02-1, Class Note, 8 1/2s, 2035                                                       882,524
.........................................................................................................................
           735,000     Ser. 02-C1, Class Note, 8 1/2s, 2035                                                      748,818
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
         1,750,000     Ser. 02-1, Class M2, 9.546s, 2033                                                       1,774,920
.........................................................................................................................
         1,590,000     Ser. 01-4, Class B1, 9.4s, 2010                                                         1,497,735
.........................................................................................................................
         4,585,000     Ser. 02-2, Class A, IO, 8 1/2s, 2033                                                    1,618,362
.........................................................................................................................
         6,280,000     Ser. 00-4, Class A6, 8.31s, 2032                                                        6,812,274
.........................................................................................................................
         3,455,000     Ser. 01-04, Class A4, 7.36s, 2019                                                       3,574,619
.........................................................................................................................
         1,850,000     Ser. 01-3, Class A4, 6.91s, 2031                                                        1,862,711
.........................................................................................................................
         5,939,863     Ser. 02-1, Class A, 6.681s, 2033                                                        6,098,576
.........................................................................................................................
        18,747,979   Conseco Recreational Enthusiast
                     Consumer Trust Ser. 01-A, Class AP,
                     IO, 5s, 2025                                                                              1,411,498
.........................................................................................................................
         1,226,000   Consumer Credit Reference IDX
                     Securities Ser. 02-1A, Class A, FRB,
                     3.87s, 2007                                                                               1,228,682
.........................................................................................................................
         2,052,555   First Plus Home Loan Trust Ser. 97-3,
                     Class B1, 7.79s, 2023                                                                     2,100,010
.........................................................................................................................
        15,900,000   First USA Credit Card Master Trust
                     Ser. 98-5, Class A, 1.939s, 2006                                                         15,904,929
.........................................................................................................................
         6,610,000   Green Tree Financial Corp. Ser. 99-5,
                     Class A5, 7.86s, 2029                                                                     6,925,046
.........................................................................................................................
         2,380,000   Home Equity Asset Trust Ser. 02-1,
                     Class M2, 3.24s, 2032                                                                     2,368,471
.........................................................................................................................
         2,075,000   LNR CDO, Ltd. Ser. 02-1A, Class FFL,
                     5.09s, 2037                                                                               1,950,510
.........................................................................................................................
                     Madison Avenue Manufactured
                     Housing Contract
.........................................................................................................................
         1,626,445     Ser. 02-A, Class B1, FRN, 5.159s, 2032                                                  1,219,834
.........................................................................................................................
       117,487,701     Ser. 02-A, IO, 0.3s, 2032                                                               1,340,094
.........................................................................................................................
           978,948   Mid-State Trust Ser. 10, Class B,
                     7.54s, 2026                                                                                 973,136
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
         2,565,000     Ser. 01-NC4, Class B1, FRN, 4.34s, 2032                                                 2,570,611
.........................................................................................................................
           620,000     Ser. 01-NC3, Class B1, FRN, 4.29s, 2031                                                   621,356
.........................................................................................................................
           790,000     Ser. 02-AM2, Class B1, FRN, 4.09s, 2032                                                   784,692
.........................................................................................................................
         2,265,000     Ser. 02-HE1, Class B1, 3.64s, 2013                                                      2,226,495
.........................................................................................................................
           408,000     Ser. 01-AM1, Class M2, FRN, 3.24s, 2032                                                   408,000
.........................................................................................................................
         1,557,112   Morgan Stanley Dean Witter Capital I
                     144A Ser. 01-NC4N, 8 1/2s, 2032                                                           1,564,431
.........................................................................................................................
           977,901   NC Finance Trust Ser. 02-1, 9 1/4s, 2032                                                    971,258
.........................................................................................................................
         1,779,560   Option One Mortgage Securities Corp.
                     Ser. 02-2A, 8.83s, 2032                                                                   1,808,478
.........................................................................................................................
         1,536,355   Option One Mortgage Securities Corp.
                     144A Ser. 02-1, 6 3/4s, 2032                                                              1,527,408
.........................................................................................................................
                     Pass-Through Amortizing Credit
                     Card Trust
.........................................................................................................................
         1,890,000     Ser. 02-1A, Class A4FL, 7.339s, 2012                                                    1,890,000
.........................................................................................................................
         1,205,000     Ser. 02-1A, Class A3FL, 4.839s, 2012                                                    1,205,000
.........................................................................................................................
         2,538,863   Xerox Equipment Lease Owner Trust
                     144A Ser. 01-1, Class A, FRB, 3.84s, 2008                                                 2,537,673
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $94,996,097)                                                                      $94,983,715
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.5%) (a) (cost $4,298,693)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
         4,535,000   First Union Capital II Ser. A, 7.95% pfd.                                                $4,889,909
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             8,501   Aurora Foods, Inc.                                                                          $12,752
.........................................................................................................................
           698,140   Contifinancial Corp. Liquidating
                     Trust Units                                                                                  33,162
.........................................................................................................................
             1,658   Genesis Health Ventures, Inc.                                                                33,309
.........................................................................................................................
            10,601   Pioneer Cos., Inc.                                                                           15,902
.........................................................................................................................
            53,517   Safety Components International, Inc.                                                       347,861
.........................................................................................................................
               166   Sun Healthcare Group, Inc.                                                                    2,677
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $1,938,579)                                                                          $445,663
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
               140   Birch Telecommunications,
                     Inc. 144A (PIK)                                                             6/15/08              $1
.........................................................................................................................
             2,783   Genesis Health Ventures, Inc.                                               10/1/02           3,757
.........................................................................................................................
               416   Sun Healthcare Group, Inc.                                                  2/28/05              42
.........................................................................................................................
               120   Telehub Communications
                     Corp. 144A                                                                  7/31/05               1
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $6,700)                                                                                $3,801
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (16.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
      $177,942,989   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                    $177,942,989
.........................................................................................................................
             2,535   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.83%
                     and due dates ranging from
                     July 1, 2002 to August 26, 2002 (d)                                                           2,533
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $177,945,522)                                                                    $177,945,522
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,314,257,884) (b)                                                            $1,309,082,587
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002
------------------------------------------------------------------------------
                                         Aggregate                 Unrealized
                                              Face  Expiration   Appreciation/
                          Total Value        Value        Date  (Depreciation)
...............................................................................
Euro 90 day
(Long)                    $43,630,025  $43,572,933      Sep-02        $57,092
...............................................................................
U.S. Treasury
Bond (Short)                8,119,719    7,926,820      Sep-02       (192,899)
...............................................................................
U.S. Treasury
Note 5 yr (Long)           51,562,500   50,587,228      Sep-02        975,272
...............................................................................
U.S. Treasury
Note 10 yr
(Short)                    10,830,672   10,567,515      Sep-02       (263,157)
------------------------------------------------------------------------------
                                                                     $576,308
------------------------------------------------------------------------------


TBA Sales Commitments at June 30, 2002 (Unaudited)
(proceeds receivable $81,869,842)
------------------------------------------------------------------------------
                                         Principal  Settlement
Agency                                      Amount        Date   Market Value
...............................................................................
FHLMC 6s, July 2032                    $25,547,000     7/15/02    $25,491,052
...............................................................................
FNMA 6 1/2s, July 2032                  54,318,000     7/15/02     55,370,682
...............................................................................
FNMA 6s, July 2032                         953,000     7/15/02        950,618
------------------------------------------------------------------------------
                                                                  $81,812,352
------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2002 (Unaudited)
(premium received $149,577)
------------------------------------------------------------------------------
                                            Expiration Date/           Market
Contract Amount                                 Strike Price            Value
...............................................................................
    2,735,000 Texas Utilities 6.375
                6/15/06 (Put)                Jun 05/ 100 USD         $153,160
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International Growth Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (97.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Australia (2.2%)
.........................................................................................................................
           830,123   BHP Billiton, Ltd.                                                                       $4,799,265
.........................................................................................................................
           379,400   Brambles Industries, Ltd.                                                                 2,010,316
.........................................................................................................................
           362,295   News Corp., Ltd. (The) ADR                                                                8,307,424
.........................................................................................................................
           138,455   Rio Tinto, Ltd.                                                                           2,605,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,722,005
------------------------------------------------------------------------------------------------------------------------
Belgium (0.2%)
.........................................................................................................................
           112,834   Dexia                                                                                     1,739,146
------------------------------------------------------------------------------------------------------------------------
Brazil (1.8%)
.........................................................................................................................
            68,600   Banco Bradesco SA ADR                                                                     1,354,850
.........................................................................................................................
            49,400   Banco Itau SA ADR                                                                         1,383,200
.........................................................................................................................
           148,888   Companhia de Bebidas das Americas
                     (AmBev) ADR                                                                               2,313,720
.........................................................................................................................
            57,000   Companhia Vale do Rio Doce
                     (CVRD) ADR (NON)                                                                          1,577,190
.........................................................................................................................
            59,800   Companhia Vale do Rio Doce
                     (CVRD) ADR Class A (NON)                                                                  1,551,810
.........................................................................................................................
           274,285   Petroleo Brasileiro SA ADR                                                                5,173,015
.........................................................................................................................
            77,036   Unibanco-Uniao de Bancos Brasileiros
                     SA GDR                                                                                    1,271,094
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,624,879
------------------------------------------------------------------------------------------------------------------------
Canada (2.2%)
.........................................................................................................................
           280,700   Abitibi-Consolidated, Inc.                                                                2,587,726
.........................................................................................................................
            70,500   Canadian National Railway Co.                                                             3,710,429
.........................................................................................................................
           276,543   Sun Life Financial Services of
                     Canada, Inc.                                                                              5,986,189
.........................................................................................................................
           184,924   Suncor Energy, Inc.                                                                       3,234,468
.........................................................................................................................
            93,728   Toronto-Dominion Bank                                                                     2,213,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,732,587
------------------------------------------------------------------------------------------------------------------------
Denmark (1.2%)
.........................................................................................................................
           424,371   Danske Bank A/S                                                                           7,815,668
.........................................................................................................................
            72,650   TDC A/S                                                                                   2,009,415
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,825,083
------------------------------------------------------------------------------------------------------------------------
Finland (1.0%)
.........................................................................................................................
           115,200   Nokia OYJ                                                                                 1,685,752
.........................................................................................................................
           306,533   Stora Enso OYJ                                                                            4,294,897
.........................................................................................................................
            61,798   TietoEnator OYJ                                                                           1,525,484
.........................................................................................................................
            30,970   TietoEnator OYJ 144A                                                                        764,494
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,270,627
------------------------------------------------------------------------------------------------------------------------
France (13.4%)
.........................................................................................................................
            90,705   Accor SA                                                                                  3,678,316
.........................................................................................................................
           177,994   BNP Paribas SA                                                                            9,842,071
.........................................................................................................................
           229,603   Bouygues SA                                                                               6,413,626
.........................................................................................................................
            20,461   Groupe Danone                                                                             2,812,284
.........................................................................................................................
           306,598   Havas Advertising SA                                                                      1,886,038
.........................................................................................................................
            77,062   Lafarge                                                                                   7,685,193
.........................................................................................................................
            42,800   Peugeot SA                                                                                2,220,801
.........................................................................................................................
           309,548   Sanofi-Synthelabo SA                                                                     18,827,898
.........................................................................................................................
           124,499   Societe Generale                                                                          8,199,452
.........................................................................................................................
           122,987   Societe Television Francaise I                                                            3,292,167
.........................................................................................................................
           239,835   TotalFinaElf SA Class B                                                                  38,932,070
.........................................................................................................................
            89,160   Vivendi Environnement                                                                     2,751,143
------------------------------------------------------------------------------------------------------------------------
                                                                                                             106,541,059
------------------------------------------------------------------------------------------------------------------------
Germany (6.6%)
.........................................................................................................................
            34,513   Allianz AG                                                                                6,911,046
.........................................................................................................................
           235,400   BASF AG                                                                                  10,912,774
.........................................................................................................................
           219,000   Bayerische Motoren Werke (BMW) AG                                                         9,028,045
.........................................................................................................................
            35,244   Bayerische Vereinsbank AG                                                                 1,148,398
.........................................................................................................................
           261,339   Deutsche Post AG                                                                          3,315,893
.........................................................................................................................
            41,891   Deutsche Post AG 144A                                                                       531,517
.........................................................................................................................
           132,778   Metro AG                                                                                  4,064,255
.........................................................................................................................
            71,401   Muenchener
                     Rueckversicherungs-Gesellschaft AG                                                       16,885,073
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,797,001
------------------------------------------------------------------------------------------------------------------------
Hong Kong (1.6%)
.........................................................................................................................
           930,000   Cheung Kong Holdings, Ltd.                                                                7,750,099
.........................................................................................................................
           944,460   Hong Kong and China Gas Co., Ltd.                                                         1,253,242
.........................................................................................................................
         1,026,000   Hong Kong Electric Holdings, Ltd.                                                         3,834,395
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,837,736
------------------------------------------------------------------------------------------------------------------------
India (0.1%)
.........................................................................................................................
             9,095   Infosys Technologies, Ltd.                                                                  612,091
------------------------------------------------------------------------------------------------------------------------
Ireland (1.8%)
.........................................................................................................................
           411,257   Allied Irish Banks PLC                                                                    5,417,043
.........................................................................................................................
           147,500   Bank of Ireland                                                                           1,832,170
.........................................................................................................................
           433,594   CRH PLC                                                                                   7,256,816
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,506,029
------------------------------------------------------------------------------------------------------------------------
Israel (0.4%)
.........................................................................................................................
            46,100   Teva Pharmaceutical Industries,
                     Ltd. ADR                                                                                  3,078,558
------------------------------------------------------------------------------------------------------------------------
Italy (1.2%)
.........................................................................................................................
            96,600   Mediaset SpA                                                                                748,755
.........................................................................................................................
           695,893   Sanpaolo IMI SpA                                                                          6,981,187
.........................................................................................................................
           356,700   Telecom Italia SpA - RNC                                                                  1,891,344
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,621,286
------------------------------------------------------------------------------------------------------------------------
Japan (14.7%)
.........................................................................................................................
            25,800   Acom Co., Ltd.                                                                            1,763,054
.........................................................................................................................
            18,800   Acom Co., Ltd. 144A                                                                       1,284,706
.........................................................................................................................
            12,400   Advantest Corp.                                                                             771,831
.........................................................................................................................
            33,500   Asatsu-DK, Inc.                                                                             729,537
.........................................................................................................................
           223,000   Canon, Inc.                                                                               8,428,786
.........................................................................................................................
               153   East Japan Railway Co.                                                                      716,170
.........................................................................................................................
             9,900   Fast Retailing Co., Ltd.                                                                    214,768
.........................................................................................................................
           166,000   Fuji Photo Film Companies, Ltd.                                                           5,360,200
.........................................................................................................................
               344   Fuji Television Network, Inc.                                                             1,989,086
.........................................................................................................................
           188,200   Honda Motor Co., Ltd.                                                                     7,631,640
.........................................................................................................................
                18   Japan Tobacco, Inc.                                                                         120,751
.........................................................................................................................
           165,000   KAO Corp.                                                                                 3,799,750
.........................................................................................................................
           258,000   Matsushita Electric Works, Ltd.                                                           1,851,314
.........................................................................................................................
           871,500   Nikko Securities Co., Ltd.                                                                4,399,312
.........................................................................................................................
            27,500   Nintendo Co., Ltd.                                                                        4,049,854
.........................................................................................................................
            10,850   Nippon Television Network Corp.                                                           2,420,768
.........................................................................................................................
             8,773   NTT DoCoMo, Inc.                                                                         21,593,951
.........................................................................................................................
             1,360   NTT DoCoMo, Inc. 144A                                                                     3,347,518
.........................................................................................................................
           112,000   Olympus Optical Co., Ltd.                                                                 1,564,355
.........................................................................................................................
               100   OMRON Corp.                                                                                   1,448
.........................................................................................................................
            39,200   Orix Corp.                                                                                3,162,820
.........................................................................................................................
            16,500   Rohm Co., Ltd.                                                                            2,462,954
.........................................................................................................................
           141,200   Sankyo Company, Ltd.                                                                      1,920,367
.........................................................................................................................
           139,000   Shionogi & Co., Ltd.                                                                      1,773,308
.........................................................................................................................
           193,000   Sony Corp.                                                                               10,193,492
.........................................................................................................................
         1,347,000   Tokyo Gas Co., Ltd.                                                                       3,742,603
.........................................................................................................................
           804,900   Toyota Motor Corp.                                                                       21,356,546
------------------------------------------------------------------------------------------------------------------------
                                                                                                             116,650,889
------------------------------------------------------------------------------------------------------------------------
Mexico (1.8%)
.........................................................................................................................
           158,830   Cemex SA de CV ADR                                                                        4,186,759
.........................................................................................................................
            51,200   Fomento Economico Mexicano
                     SA de CV ADR                                                                              2,008,064
.........................................................................................................................
           122,066   Grupo Financiero BBVA Bancomer
                     SA de CV (NON)                                                                               99,839
.........................................................................................................................
            68,815   Grupo Televisa SA de CV ADR (NON)                                                         2,572,305
.........................................................................................................................
           168,697   Telefonos de Mexico SA de CV
                     (Telmex) ADR Class L                                                                      5,411,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,278,767
------------------------------------------------------------------------------------------------------------------------
Netherlands (5.6%)
.........................................................................................................................
           132,146   Akzo-Nobel NV                                                                             5,752,906
.........................................................................................................................
            69,906   Gucci Group NV ADR                                                                        6,613,807
.........................................................................................................................
         1,056,961   ING Groep NV                                                                             27,134,726
.........................................................................................................................
           212,441   TPG NV                                                                                    4,797,308
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,298,747
------------------------------------------------------------------------------------------------------------------------
Portugal (0.3%)
.........................................................................................................................
           322,764   Portugal Telecom SGPS SA                                                                  2,278,685
------------------------------------------------------------------------------------------------------------------------
Singapore (1.2%)
.........................................................................................................................
           295,366   DBS Group Holdings, Ltd.                                                                  2,073,448
.........................................................................................................................
           512,345   Overseas-Chinese Banking Corp.                                                            3,393,590
.........................................................................................................................
           178,000   Singapore Press Holdings, Ltd.                                                            2,005,322
.........................................................................................................................
           305,000   United Overseas Bank, Ltd.                                                                2,192,878
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,665,238
------------------------------------------------------------------------------------------------------------------------
South Korea (6.5%)
.........................................................................................................................
            33,700   Kookmin Bank ADR                                                                          1,656,355
.........................................................................................................................
           319,280   Korea Electric Power Corp.                                                                5,848,593
.........................................................................................................................
            69,200   Korea Tobacco & Ginseng Corp.
                     144A GDR                                                                                    449,108
.........................................................................................................................
           436,362   KT Corp. ADR                                                                              9,447,237
.........................................................................................................................
             9,280   Pohang Iron & Steel Co., Ltd.                                                             1,031,540
.........................................................................................................................
           102,760   POSCO ADR                                                                                 2,802,265
.........................................................................................................................
            92,734   Samsung Electronics Co., Ltd.                                                            25,403,402
.........................................................................................................................
            11,810   SK Telecom Co., Ltd.                                                                      2,650,121
.........................................................................................................................
           107,135   SK Telecom Co., Ltd. ADR                                                                  2,655,877
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,944,498
------------------------------------------------------------------------------------------------------------------------
Spain (0.9%)
.........................................................................................................................
           115,015   Altadis SA                                                                                2,373,525
.........................................................................................................................
           295,900   Iberdrola SA                                                                              4,309,532
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,683,057
------------------------------------------------------------------------------------------------------------------------
Sweden (3.2%)
.........................................................................................................................
           912,327   Investor AB Class B                                                                       7,994,070
.........................................................................................................................
           433,400   Nordea AB                                                                                 2,358,742
.........................................................................................................................
           160,755   Sandvik AB                                                                                4,015,769
.........................................................................................................................
           129,523   Securitas AB Class B                                                                      2,664,589
.........................................................................................................................
           339,285   Svenska Handelsbanken AB Class A                                                          5,188,748
.........................................................................................................................
         2,088,917   Telefonaktiebolaget LM Ericsson AB
                     Class B (NON)                                                                             3,160,513
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,382,431
------------------------------------------------------------------------------------------------------------------------
Switzerland (8.0%)
.........................................................................................................................
           558,900   ABB, Ltd. (NON)                                                                           4,977,433
.........................................................................................................................
            75,706   Ciba Specialty Chemicals AG                                                               6,067,980
.........................................................................................................................
           340,654   Cie Financier Richemont AG                                                                7,750,462
.........................................................................................................................
            25,337   Holcim, Ltd. Class B                                                                      5,815,691
.........................................................................................................................
            12,320   Julius Baer Holdings, Ltd. AG Class B                                                     3,539,992
.........................................................................................................................
            71,814   Nestle SA                                                                                16,749,199
.........................................................................................................................
           261,209   Novartis AG                                                                              11,490,879
.........................................................................................................................
            63,888   Swatch Group AG (The)                                                                     1,208,796
.........................................................................................................................
            30,960   Swatch Group AG (The) Class B                                                             2,757,225
.........................................................................................................................
             2,590   Synthes-Stratec, Inc.                                                                     1,584,151
.........................................................................................................................
            24,010   UBS AG                                                                                    1,207,923
------------------------------------------------------------------------------------------------------------------------
                                                                                                              63,149,731
------------------------------------------------------------------------------------------------------------------------
Taiwan (0.2%)
.........................................................................................................................
         1,109,000   United Microelectronics Corp. (NON)                                                       1,333,061
------------------------------------------------------------------------------------------------------------------------
United Kingdom (20.9%)
.........................................................................................................................
           242,191   Abbey National PLC                                                                        2,849,445
.........................................................................................................................
           693,371   AstraZeneca PLC                                                                          28,699,901
.........................................................................................................................
           565,080   BAE Systems PLC                                                                           2,884,959
.........................................................................................................................
           201,100   Barclays PLC                                                                              1,691,750
.........................................................................................................................
           201,600   BAT Industries PLC                                                                        2,166,031
.........................................................................................................................
           582,727   BHP Billiton PLC                                                                          3,174,872
.........................................................................................................................
           103,316   BOC Group PLC                                                                             1,604,452
.........................................................................................................................
           472,000   Brambles Industries PLC                                                                   2,361,194
.........................................................................................................................
           106,100   British Sky Broadcasting PLC 144A (NON)                                                   1,017,070
.........................................................................................................................
           578,500   Cadbury Schweppes PLC                                                                     4,333,231
.........................................................................................................................
           763,776   Compass Group PLC                                                                         4,632,699
.........................................................................................................................
           474,700   Diageo PLC                                                                                6,163,733
.........................................................................................................................
         1,142,000   Dixons Group PLC                                                                          3,328,530
.........................................................................................................................
           912,469   GlaxoSmithKline PLC                                                                      19,718,745
.........................................................................................................................
           479,000   Hilton Group PLC                                                                          1,666,216
.........................................................................................................................
           215,694   HSBC Holdings PLC                                                                         2,480,175
.........................................................................................................................
            83,198   Rio Tinto PLC                                                                             1,525,329
.........................................................................................................................
           992,592   Scottish Power PLC                                                                        5,336,085
.........................................................................................................................
         3,116,924   Shell Transport & Trading Co. PLC                                                        23,513,451
.........................................................................................................................
           295,765   Smiths Group PLC                                                                          3,840,355
.........................................................................................................................
           616,050   South African Breweries PLC                                                               4,821,047
.........................................................................................................................
           155,900   South African Breweries PLC 144A                                                          1,220,033
.........................................................................................................................
         2,351,819   Tesco PLC                                                                                 8,548,251
.........................................................................................................................
           382,245   United Business Media PLC                                                                 2,534,055
.........................................................................................................................
        13,750,181   Vodafone Group PLC                                                                       18,859,748
.........................................................................................................................
           839,088   WPP Group PLC                                                                             7,084,386
------------------------------------------------------------------------------------------------------------------------
                                                                                                             166,055,743
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $834,890,205)                                                                    $771,628,934
------------------------------------------------------------------------------------------------------------------------
UNITS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units      Value
.........................................................................................................................
            12,200   Infosys Technologies, Ltd. 144A
                     Structured Call Warrants (Issued by
                     UBS AG), expiration 7/16/02 (India)                                                        $822,931
.........................................................................................................................
             3,570   Nippon Television Network Corp. 144A
                     Structured Call Warrants (Issued by
                     Lehman Brothers Finance SA),
                     expiration 8/6/02 (Japan)                                                                   797,255
.........................................................................................................................
            27,200   Singapore Press Holdings, Ltd.
                     Structured Warrants (issued by Merrill
                     Lynch Intl. & Co. CV), expiration
                     6/12/03 (Singapore)                                                                         306,432
------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $2,136,101)                                                                        $1,926,618
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $18,972,391   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1,
                     2002 to August 26, 2002 (d)                                                             $18,960,864
.........................................................................................................................
        32,860,201   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                      32,860,201
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $51,821,065)                                                                      $51,821,065
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $888,847,371) (b)                                                                $825,376,617
------------------------------------------------------------------------------------------------------------------------
The fund had the following industry group concentrations greater than 10% at June 30, 2002
(as a percentage of net assets):
Pharmaceuticals      10.7%
------------------------------------------------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT International Growth and Income Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (98.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Airlines (1.4%)
.........................................................................................................................
            77,900   Deutsche Lufthansa AG (Germany)                                                          $1,092,242
.........................................................................................................................
           642,600   Qantas Airways, Ltd. (Australia)                                                          1,659,180
.........................................................................................................................
           245,000   Singapore Airlines, Ltd. (Singapore)                                                      1,789,232
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,540,654
------------------------------------------------------------------------------------------------------------------------
Automotive (5.8%)
.........................................................................................................................
            75,300   Bayerische Motoren Werke (BMW)
                     AG (Germany)                                                                              3,104,163
.........................................................................................................................
           102,400   Denso Corp. (Japan)                                                                       1,600,294
.........................................................................................................................
            56,900   Honda Motor Co., Ltd. (Japan)                                                             2,307,334
.........................................................................................................................
           498,000   Nissan Motor Co., Ltd. (Japan)                                                            3,448,811
.........................................................................................................................
            74,900   Peugeot SA (France)                                                                       3,886,401
.........................................................................................................................
           151,800   Toyota Motor Corp. (Japan)                                                                4,027,735
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,374,738
------------------------------------------------------------------------------------------------------------------------
Banking (13.1%)
.........................................................................................................................
           158,400   Abbey National PLC (United Kingdom)                                                       1,863,620
.........................................................................................................................
           267,400   Allied Irish Banks PLC (Ireland)                                                          3,522,170
.........................................................................................................................
           568,884   Barclays PLC (United Kingdom)                                                             4,785,725
.........................................................................................................................
            91,300   BNP Paribas SA (France)                                                                   5,048,379
.........................................................................................................................
           159,300   Danske Bank A/S (Denmark)                                                                 2,933,838
.........................................................................................................................
           434,300   HSBC Holdings PLC (United Kingdom)                                                        4,993,833
.........................................................................................................................
           388,900   Lloyds TSB Group PLC (United Kingdom)                                                     3,870,224
.........................................................................................................................
           154,076   National Bank of Canada (Canada)                                                          3,069,768
.........................................................................................................................
           214,842   Sanpaolo IMI SpA (Italy)                                                                  2,155,292
.........................................................................................................................
            55,746   Societe Generale (France)                                                                 3,671,408
.........................................................................................................................
           350,900   UniCredito Italiano SpA (Italy)                                                           1,586,872
.........................................................................................................................
           463,000   Westpac Banking Corp. (Australia)                                                         4,220,482
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,721,611
------------------------------------------------------------------------------------------------------------------------
Basic Materials (1.1%)
.........................................................................................................................
            74,800   Compagnie de Saint Gobain (France)                                                        3,356,824
------------------------------------------------------------------------------------------------------------------------
Beverage (2.7%)
.........................................................................................................................
           372,000   Diageo PLC (United Kingdom)                                                               4,830,227
.........................................................................................................................
            58,000   Interbrew (Belgium)                                                                       1,664,816
.........................................................................................................................
           251,000   South African Breweries PLC
                     (United Kingdom)                                                                          1,964,261
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,459,304
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.5%)
.........................................................................................................................
         1,018,453   Granada PLC (United Kingdom)                                                              1,730,616
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.8%)
.........................................................................................................................
           210,000   Asahi Glass Co., Ltd. (Japan)                                                             1,343,930
.........................................................................................................................
           190,900   Hanson PLC (United Kingdom)                                                               1,363,015
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,706,945
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.7%)
.........................................................................................................................
            38,600   Akzo-Nobel NV (Netherlands)                                                               1,680,430
.........................................................................................................................
            79,100   BASF AG (Germany)                                                                         3,666,952
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,347,382
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.7%)
.........................................................................................................................
           216,900   Toppan Printing Co., Ltd. (Japan)                                                         2,254,964
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.9%)
.........................................................................................................................
           207,154   Nokia OYJ (Finland)                                                                       3,031,340
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.5%)
.........................................................................................................................
           312,300   Brambles Industries Ltd. (Australia)                                                      1,654,775
------------------------------------------------------------------------------------------------------------------------
Construction (1.9%)
.........................................................................................................................
            77,444   CRH PLC (Ireland)                                                                         1,296,136
.........................................................................................................................
             6,900   Holcim, Ltd. Class B (Switzerland)                                                        1,583,781
.........................................................................................................................
            30,500   Lafarge (France)                                                                          3,041,686
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,921,603
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.9%)
.........................................................................................................................
           121,400   Cie Financier Richemont AG
                     (Switzerland)                                                                             2,762,058
.........................................................................................................................
           132,300   Matsushita Electric Industrial Co. (Japan)                                                1,804,844
.........................................................................................................................
            16,300   Swatch Group AG (The) Class B
                     (Switzerland)                                                                             1,451,640
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,018,542
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.5%)
.........................................................................................................................
            69,500   Acom Co., Ltd. (Japan)                                                                    4,749,312
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.4%)
.........................................................................................................................
           189,000   KAO Corp. (Japan)                                                                         4,352,441
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.9%)
.........................................................................................................................
           217,500   Deutsche Post AG (Germany)                                                                2,759,660
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (6.3%)
.........................................................................................................................
            98,900   Chubu Electric Power, Inc. (Japan)                                                        1,737,042
.........................................................................................................................
           405,000   CLP Holdings, Ltd. (Hong Kong)                                                            1,609,636
.........................................................................................................................
           103,850   E.On AG (Germany)                                                                         6,049,948
.........................................................................................................................
            11,200   Electrabel SA (Belgium)                                                                   2,587,778
.........................................................................................................................
           519,600   Hong Kong Electric Holdings, Ltd.
                     (Hong Kong)                                                                               1,941,863
.........................................................................................................................
           205,200   Iberdrola SA (Spain)                                                                      2,988,564
.........................................................................................................................
            94,800   Korea Electric Power Corp. (South Korea)                                                  1,736,553
.........................................................................................................................
           155,339   Scottish and Southern Energy PLC
                     (United Kingdom)                                                                          1,536,421
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,187,805
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.0%)
.........................................................................................................................
           351,870   ABB, Ltd. (Switzerland) (NON)                                                             3,133,672
------------------------------------------------------------------------------------------------------------------------
Electronics (3.6%)
.........................................................................................................................
            33,250   Celestica, Inc. (Canada) (NON)                                                              748,387
.........................................................................................................................
            46,200   Fuji Soft ABC, Inc. (Japan)                                                               1,861,877
.........................................................................................................................
            90,200   Koninklijke (Royal) Philips
                     Electronics NV (Netherlands)                                                              2,517,825
.........................................................................................................................
            11,320   Samsung Electronics Co., Ltd.
                     (South Korea)                                                                             3,100,983
.........................................................................................................................
           673,024   Taiwan Semiconductor Manufacturing
                     Co. Ltd. (Taiwan) (NON)                                                                   1,371,871
.........................................................................................................................
         1,552,000   United Microelectronics Corp.
                     (Taiwan) (NON)                                                                            1,865,564
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,466,507
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.7%)
.........................................................................................................................
           330,400   Saipem SpA (Italy)                                                                        2,375,005
------------------------------------------------------------------------------------------------------------------------
Financial (1.0%)
.........................................................................................................................
           404,600   Sampo OYJ Class A (Finland)                                                               3,156,066
------------------------------------------------------------------------------------------------------------------------
Food (5.1%)
.........................................................................................................................
           190,200   Cadbury Schweppes PLC
                     (United Kingdom)                                                                          1,424,685
.........................................................................................................................
            43,915   Nestle SA (Switzerland)                                                                  10,242,307
.........................................................................................................................
         1,253,751   Tesco PLC (United Kingdom)                                                                4,557,061
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,224,053
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.6%)
.........................................................................................................................
            91,600   Electrolux AB (Sweden)                                                                    1,849,528
------------------------------------------------------------------------------------------------------------------------
Insurance (9.9%)
.........................................................................................................................
            88,100   ACE, Ltd. (Bermuda)                                                                       2,783,960
.........................................................................................................................
             7,298   Allianz AG (Germany)                                                                      1,461,386
.........................................................................................................................
            33,230   Converium Holding AG (Switzerland) (NON)                                                  1,717,561
.........................................................................................................................
           129,277   Fortis (Belgium) (NON)                                                                    2,754,646
.........................................................................................................................
           132,144   ING Groep NV (Netherlands)                                                                3,392,454
.........................................................................................................................
               367   Millea Holdings, Inc. (Japan) (NON)                                                       3,013,166
.........................................................................................................................
            17,919   Muenchener Rueckversicherungs-
                     Gesellschaft AG (Germany)                                                                 4,237,526
.........................................................................................................................
            47,800   Sun Life Financial Services of
                     Canada, Inc. (Canada)                                                                     1,034,703
.........................................................................................................................
            28,654   Swiss Reinsurance Co. (Switzerland)                                                       2,802,229
.........................................................................................................................
             7,900   Swiss Reinsurance Co. 144A
                     (Switzerland)                                                                               772,584
.........................................................................................................................
            31,400   XL Capital, Ltd. Class A (Bermuda)                                                        2,659,580
.........................................................................................................................
           257,000   Yasuda Fire & Marine Insurance
                     Company, Ltd. (The) (Japan)                                                               1,573,951
.........................................................................................................................
            17,100   Zurich Financial Services AG (Switzerland)                                                3,453,791
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,657,537
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.3%)
.........................................................................................................................
            52,600   Orix Corp. (Japan)                                                                        4,243,988
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.5%)
.........................................................................................................................
            35,435   Accor SA (France)                                                                         1,436,978
.........................................................................................................................
           954,600   Hilton Group PLC (United Kingdom)                                                         3,320,605
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,757,583
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.5%)
.........................................................................................................................
            98,300   ThyssenKrupp AG (Germany)                                                                 1,504,452
------------------------------------------------------------------------------------------------------------------------
Metals (3.0%)
.........................................................................................................................
           151,800   Arcelor (Luxembourg) (NON)                                                                2,153,881
.........................................................................................................................
           451,600   BHP Billiton PLC (United Kingdom)                                                         2,460,452
.........................................................................................................................
            47,300   Companhia Vale do Rio Doce
                     (CVRD) ADR (Brazil) (NON)                                                                 1,308,791
.........................................................................................................................
            59,000   Inco, Ltd. (Canada) (NON)                                                                 1,324,862
.........................................................................................................................
            20,500   Pohang Iron & Steel Co., Ltd. (South
                     Korea)                                                                                    2,278,726
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,526,712
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (9.0%)
.........................................................................................................................
         1,370,009   BP PLC (United Kingdom)                                                                  11,504,294
.........................................................................................................................
           154,758   ENI SpA (Italy)                                                                           2,455,625
.........................................................................................................................
           105,800   Petroleo Brasileiro SA ADR (Brazil)                                                       1,995,388
.........................................................................................................................
           949,000   Shell Transport & Trading Co. PLC
                     (United Kingdom)                                                                          7,159,066
.........................................................................................................................
           203,500   Statoil ASA (Norway)                                                                      1,817,691
.........................................................................................................................
            15,900   Technip-Coflexip SA (France)                                                              1,673,584
.........................................................................................................................
            12,954   TotalFinaElf SA Class B (France)                                                          2,102,804
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,708,452
------------------------------------------------------------------------------------------------------------------------
Other (1.5%)
.........................................................................................................................
JPY        547,000   Nomura Topix ETF (Japan)                                                                  4,682,703
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.7%)
.........................................................................................................................
            62,600   Svenska Cellulosa AB SCA Class B
                     (Sweden)                                                                                  2,228,146
.........................................................................................................................
            84,049   UPM-Kymmene OYJ (Finland)                                                                 3,307,981
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,536,127
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.9%)
.........................................................................................................................
            36,697   AstraZeneca PLC (United Kingdom)                                                          1,518,956
.........................................................................................................................
            27,300   Aventis SA (France)                                                                       1,934,094
.........................................................................................................................
            78,000   Daiichi Pharmaceutical Company,
                     Ltd. (Japan)                                                                              1,425,282
.........................................................................................................................
           308,200   Novartis AG (Switzerland)                                                                13,558,066
.........................................................................................................................
            27,800   Sanofi-Synthelabo SA (France)                                                             1,690,903
.........................................................................................................................
            45,000   Takeda Chemical Industries, Ltd. (Japan)                                                  1,974,969
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,102,270
------------------------------------------------------------------------------------------------------------------------
Railroads (1.7%)
.........................................................................................................................
            34,000   Canadian National Railway Co. (Canada)                                                    1,789,427
.........................................................................................................................
         1,154,800   Dixons Group PLC (United Kingdom)                                                         3,365,838
.........................................................................................................................
                50   East Japan Railway Co. (Japan)                                                              234,043
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,389,308
------------------------------------------------------------------------------------------------------------------------
Retail (1.0%)
.........................................................................................................................
            65,600   Fast Retailing Co., Ltd. (Japan)                                                          1,423,112
.........................................................................................................................
           113,400   Next PLC (United Kingdom)                                                                 1,610,697
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,033,809
------------------------------------------------------------------------------------------------------------------------
Software (0.5%)
.........................................................................................................................
           423,483   Misys PLC (United Kingdom)                                                                1,561,839
------------------------------------------------------------------------------------------------------------------------
Telecommunications (4.1%)
.........................................................................................................................
           328,000   BT Group PLC (United Kingdom)                                                             1,259,677
.........................................................................................................................
             1,637   NTT DoCoMo, Inc. (Japan)                                                                  4,029,328
.........................................................................................................................
           400,300   Portugal Telecom SGPS SA (Portugal)                                                       2,826,082
.........................................................................................................................
            60,200   TDC A/S (Denmark)                                                                         1,665,062
.........................................................................................................................
           131,600   Telefonica SA (Spain) (NON)                                                               1,104,506
.........................................................................................................................
         1,662,451   Vodafone Group PLC (United Kingdom)                                                       2,280,218
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,164,873
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.2%)
.........................................................................................................................
           341,500   BAT Industries PLC (United Kingdom)                                                       3,669,144
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $314,888,896)                                                                    $314,912,144
------------------------------------------------------------------------------------------------------------------------
UNITS (0.5%) (a) (NON) (cost $1,741,082)
------------------------------------------------------------------------------------------------------------------------
Number Of Warrants                                                                                                 Value
.........................................................................................................................
            40,970   Korea Telecom Corp. 144A Structured
                     Call Warrants (issued by UBS AG)
                     expiration 11/15/02 (Korea)                                                              $1,647,669
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $316,629,978) (b)                                                                $316,559,813
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2002: (as percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                                 2.4%
...............................................................................
Belgium                                                                   2.2
...............................................................................
Bermuda                                                                   1.7
...............................................................................
Brazil                                                                    1.0
...............................................................................
Canada                                                                    2.5
...............................................................................
Denmark                                                                   1.5
...............................................................................
Finland                                                                   3.0
...............................................................................
France                                                                    8.8
...............................................................................
Germany                                                                   7.5
...............................................................................
Hong Kong                                                                 1.1
...............................................................................
Ireland                                                                   1.5
...............................................................................
Italy                                                                     2.7
...............................................................................
Japan                                                                    16.5
...............................................................................
Netherlands                                                               2.4
...............................................................................
South Korea                                                               2.3
...............................................................................
Spain                                                                     1.3
...............................................................................
Sweden                                                                    1.3
...............................................................................
Switzerland                                                              13.1
...............................................................................
Taiwan                                                                    1.0
...............................................................................
United Kingdom                                                           22.9
...............................................................................
Other                                                                     3.3
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
The fund had the following industry group concentrations greater than
10% at June 30, 2002 (as a percentage of net assets):
Banking                                                                  13.1%
Insurance                                                                10.0%
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International New Opportunities Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (99.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.2%)
.........................................................................................................................
           795,000   Finmeccanica SpA (Italy)                                                                   $602,867
------------------------------------------------------------------------------------------------------------------------
Airlines (3.2%)
.........................................................................................................................
           442,100   easyJet PLC (United Kingdom) (NON)                                                        2,317,736
.........................................................................................................................
           160,763   easyJet PLC Rights (United Kingdom) (NON)                                                   196,002
.........................................................................................................................
           994,300   Qantas Airways, Ltd. (Australia)                                                          2,567,263
.........................................................................................................................
            40,100   Qantas Airways, Ltd. 144A (Australia)                                                       103,537
.........................................................................................................................
           499,000   Singapore Airlines, Ltd. (Singapore)                                                      3,644,192
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,828,730
------------------------------------------------------------------------------------------------------------------------
Automotive (4.7%)
.........................................................................................................................
           112,000   Bayerische Motoren Werke
                     (BMW) AG (Germany)                                                                        4,617,082
.........................................................................................................................
            65,400   Honda Motor Co., Ltd. (Japan)                                                             2,652,015
.........................................................................................................................
            97,500   Peugeot SA (France)                                                                       5,059,067
.........................................................................................................................
            21,400   Toyota Motor Corp. (Japan)                                                                  567,810
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,895,974
------------------------------------------------------------------------------------------------------------------------
Banking (13.0%)
.........................................................................................................................
           255,500   Anglo Irish Bank Corporation
                     PLC (Ireland)                                                                             1,647,393
.........................................................................................................................
           151,600   Banco Popular Espanol (Spain)                                                             6,701,614
.........................................................................................................................
           530,600   Barclays PLC (United Kingdom)                                                             4,463,662
.........................................................................................................................
           154,000   DBS Group Holdings, Ltd. (Singapore)                                                      1,081,069
.........................................................................................................................
           517,100   DnB Holdings ASA (Norway)                                                                 2,819,543
.........................................................................................................................
           487,800   HSBC Holdings PLC (United Kingdom)                                                        5,609,007
.........................................................................................................................
            45,006   Kookmin Bank (South Korea)                                                                2,188,468
.........................................................................................................................
           108,800   Northern Rock PLC (United Kingdom)                                                        1,130,003
.........................................................................................................................
            27,500   Societe Generale (France)                                                                 1,811,138
.........................................................................................................................
           285,200   Standard Chartered PLC
                     (United Kingdom)                                                                          3,042,514
.........................................................................................................................
           557,400   Westpac Banking Corp. (Australia)                                                         5,080,986
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,575,397
------------------------------------------------------------------------------------------------------------------------
Basic Materials (0.3%)
.........................................................................................................................
            17,100   Compagnie de Saint Gobain (France)                                                          767,402
------------------------------------------------------------------------------------------------------------------------
Beverage (1.4%)
.........................................................................................................................
           107,100   Companhia de Bebidas das Americas
                     (AmBev) ADR (Brazil)                                                                      1,664,334
.........................................................................................................................
           100,500   Molson, Inc. Class A (Canada)                                                             2,177,456
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,841,790
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (4.3%)
.........................................................................................................................
           129,200   Amadeus Global Travel
                     Distribution SA Class A (Spain)                                                             826,667
.........................................................................................................................
           905,600   Autostrade SpA (Italy)                                                                    7,511,191
.........................................................................................................................
            67,600   Hagemeyer NV (Netherlands)                                                                  934,475
.........................................................................................................................
            29,900   Securitas AB Class B (Sweden)                                                               615,112
.........................................................................................................................
           174,000   Toppan Printing Co., Ltd. (Japan)                                                         1,808,961
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,696,406
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.1%)
.........................................................................................................................
           880,300   Brambles Industries PLC
                     (United Kingdom)                                                                          4,403,727
.........................................................................................................................
         1,206,000   China Resources Enterprise, Ltd. (China)                                                  1,414,749
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,818,476
------------------------------------------------------------------------------------------------------------------------
Construction (2.9%)
.........................................................................................................................
           473,900   CRH PLC (Ireland)                                                                         7,931,394
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (3.3%)
.........................................................................................................................
           170,400   Sony Corp. (Japan)                                                                        8,999,852
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.6%)
.........................................................................................................................
            30,000   KAO Corp. (Japan)                                                                           690,864
.........................................................................................................................
            56,200   Reckitt Benckiser PLC (United Kingdom)                                                    1,008,086
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,698,950
------------------------------------------------------------------------------------------------------------------------
Consumer Services (1.6%)
.........................................................................................................................
         1,059,928   TPI Paginas Amarillas (Spain)                                                             4,322,346
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.1%)
.........................................................................................................................
            49,900   E.On AG (Germany)                                                                         2,907,004
------------------------------------------------------------------------------------------------------------------------
Electronics (6.5%)
.........................................................................................................................
            13,400   Hirose Electric Co., Ltd. (Japan)                                                         1,168,377
.........................................................................................................................
            46,000   Ibiden Co., Ltd. (Japan)                                                                    700,843
.........................................................................................................................
            52,300   Mitsumi Electric Company, Ltd. (Japan)                                                      822,574
.........................................................................................................................
             9,400   Nidec Corp. (Japan)                                                                         681,569
.........................................................................................................................
            68,300   OMRON Corp. (Japan)                                                                         988,740
.........................................................................................................................
            31,900   Rohm Co., Ltd. (Japan)                                                                    4,761,710
.........................................................................................................................
            16,530   Samsung Electronics Co., Ltd.
                     (South Korea)                                                                             4,528,202
.........................................................................................................................
               440   Taiwan Semiconductor Manufacturing
                     Co. Ltd. (Taiwan) (NON)                                                                         897
.........................................................................................................................
           168,600   Thomson Multimedia SA (France) (NON)                                                      3,987,092
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,640,004
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (2.5%)
.........................................................................................................................
           405,900   Amec PLC (United Kingdom)                                                                 2,588,806
.........................................................................................................................
            60,750   Vinci SA (France)                                                                         4,117,939
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,706,745
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.4%)
.........................................................................................................................
           153,400   TABCORP Holdings, Ltd. (Australia)                                                        1,076,293
------------------------------------------------------------------------------------------------------------------------
Financial (2.3%)
.........................................................................................................................
           119,750   Dexia (Belgium)                                                                           1,845,744
.........................................................................................................................
            54,600   Orix Corp. (Japan)                                                                        4,405,357
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,251,101
------------------------------------------------------------------------------------------------------------------------
Food (0.3%)
.........................................................................................................................
             3,660   Nestle SA (Switzerland)                                                                     853,623
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.4%)
.........................................................................................................................
           268,300   Aristocrat Leisure, Ltd. (Australia)                                                        814,729
.........................................................................................................................
           611,300   William Hill PLC (United Kingdom) (NON)                                                   2,468,796
.........................................................................................................................
           146,200   William Hill PLC 144A
                     (United Kingdom) (NON)                                                                      590,443
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,873,968
------------------------------------------------------------------------------------------------------------------------
Insurance (6.8%)
.........................................................................................................................
            76,050   Aegon NV (Netherlands)                                                                    1,585,187
.........................................................................................................................
            33,800   CNP Assurances (France)                                                                   1,385,026
.........................................................................................................................
           193,100   ING Groep NV (Netherlands)                                                                4,957,340
.........................................................................................................................
            14,556   Muenchener
                     Rueckversicherungs-Gesellschaft
                     AG (Germany)                                                                              3,442,236
.........................................................................................................................
            91,800   Sun Life Financial Services of
                     Canada, Inc. (Canada)                                                                     1,987,149
.........................................................................................................................
           159,700   Willis Group Holdings, Ltd.
                     (United Kingdom) (NON)                                                                    5,255,727
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,612,665
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.2%)
.........................................................................................................................
           121,700   3i Group PLC (United Kingdom)                                                             1,269,548
.........................................................................................................................
           161,503   Banca Fideuram SpA (Italy)                                                                1,006,243
.........................................................................................................................
            86,300   Investors Group, Inc. (Canada)                                                            1,574,714
.........................................................................................................................
            69,620   Samsung Securities Co., Ltd.
                     (South Korea) (NON)                                                                       1,994,112
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,844,617
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (2.4%)
.........................................................................................................................
           173,000   Canon, Inc. (Japan)                                                                       6,538,924
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (10.0%)
.........................................................................................................................
           146,100   Canadian Natural Resources (Canada)                                                       4,949,416
.........................................................................................................................
           166,050   ENI SpA (Italy)                                                                           2,634,801
.........................................................................................................................
           184,400   Nexen, Inc. (Canada)                                                                      4,971,331
.........................................................................................................................
            55,262   Royal Dutch Petroleum Co.
                     (Netherlands)                                                                             3,077,505
.........................................................................................................................
           919,100   Statoil ASA (Norway)                                                                      8,209,532
.........................................................................................................................
            79,900   Talisman Energy, Inc. (Canada)                                                            3,585,728
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,428,313
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (12.4%)
.........................................................................................................................
           161,600   AstraZeneca PLC (United Kingdom)                                                          6,688,921
.........................................................................................................................
            90,000   Daiichi Pharmaceutical Company, Ltd.
                     (Japan)                                                                                   1,644,556
.........................................................................................................................
           385,470   GlaxoSmithKline PLC (United Kingdom)                                                      8,330,130
.........................................................................................................................
            22,200   H. Lundbeck A/S (Denmark)                                                                   587,458
.........................................................................................................................
            57,900   Novartis AG (Switzerland)                                                                 2,547,086
.........................................................................................................................
            15,000   Roche Holding AG (Switzerland)                                                            1,134,225
.........................................................................................................................
            88,081   Sanofi-Synthelabo SA (France)                                                             5,357,425
.........................................................................................................................
           107,000   Takeda Chemical Industries, Ltd.
                     (Japan)                                                                                   4,696,037
.........................................................................................................................
           184,300   Terumo Corp. (Japan)                                                                      2,463,484
.........................................................................................................................
            19,000   Yamanouchi Pharmaceutical Co., Ltd.
                     (Japan)                                                                                     493,033
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,942,355
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.5%)
.........................................................................................................................
           104,000   Olympus Optical Co., Ltd. (Japan)                                                         1,452,616
------------------------------------------------------------------------------------------------------------------------
Railroads (0.6%)
.........................................................................................................................
            31,400   Canadian National Railway Co. (Canada)                                                    1,652,588
------------------------------------------------------------------------------------------------------------------------
Retail (3.9%)
.........................................................................................................................
           532,200   Carphone Warehouse Group PLC 144A
                     (United Kingdom) (NON)                                                                      729,966
.........................................................................................................................
            14,500   FamilyMart Co., Ltd. (Japan)                                                                350,855
.........................................................................................................................
            96,600   Hennes & Mauritz AB Class B (Sweden)                                                      1,934,713
.........................................................................................................................
            39,100   Industria de Diseno Textil SA
                     (Inditex) (Spain) (NON)                                                                     825,425
.........................................................................................................................
           298,700   Next PLC (United Kingdom)                                                                 4,242,639
.........................................................................................................................
           850,600   Signet Group PLC (United Kingdom)                                                         1,228,258
.........................................................................................................................
           386,900   Tesco PLC (United Kingdom)                                                                1,406,281
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,718,137
------------------------------------------------------------------------------------------------------------------------
Software (0.6%)
.........................................................................................................................
                72   NTT Data Corp. (Japan)                                                                      288,360
.........................................................................................................................
            50,000   Trend Micro, Inc. (Japan) (NON)                                                           1,397,580
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,685,940
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.9%)
.........................................................................................................................
            65,100   Indra Sistemas SA Class A (Spain)                                                           562,448
.........................................................................................................................
            14,500   Logitech International (Switzerland) (NON)                                                  674,419
.........................................................................................................................
             4,600   Nomura Research Institute, Ltd.
                     144A (Japan)                                                                                632,524
.........................................................................................................................
                33   Yahoo Japan Corp. (Japan) (NON)                                                             710,388
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,579,779
------------------------------------------------------------------------------------------------------------------------
Telecommunications (6.7%)
.........................................................................................................................
               883   Japan Telecom Co., Ltd. (Japan)                                                           2,527,067
.........................................................................................................................
            61,400   KT Corp. ADR (South Korea)                                                                1,329,310
.........................................................................................................................
               148   Nippon Telegraph and Telephone Corp.
                     (NTT) (Japan)                                                                               608,794
.........................................................................................................................
               644   NTT DoCoMo, Inc. (Japan)                                                                  1,585,148
.........................................................................................................................
           568,400   Portugal Telecom SGPS SA (Portugal)                                                       4,012,853
.........................................................................................................................
             4,142   Swisscom AG (Switzerland)                                                                 1,205,462
.........................................................................................................................
         1,810,677   Telecom Corp. of New Zealand, Ltd.
                     (New Zealand)                                                                             4,331,205
.........................................................................................................................
         2,080,718   Vodafone Group PLC (United Kingdom)                                                       2,853,913
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,453,752
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.4%)
.........................................................................................................................
            99,800   BAT Industries PLC (United Kingdom)                                                       1,072,271
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $259,971,800)                                                                    $272,270,279
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $15,336,684   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 1.78% to
                     1.98% and due dates ranging from
                     July 1, 2002 to August 26, 2002 (d)                                                     $15,327,366
.........................................................................................................................
         3,205,145   Short-term investments held in
                     Putnam commingled cash account
                     with yields ranging from 1.74% to
                     1.83% and due dates ranging from
                     July 1, 2002 to August 27, 2002 (d)                                                       3,205,145
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $18,532,511)                                                                      $18,532,511
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $278,504,311) (b)                                                                $290,802,790
------------------------------------------------------------------------------------------------------------------------


Diversification by Country
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2002: (as percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                                 3.5%
...............................................................................
Belgium                                                                   0.7
...............................................................................
Brazil                                                                    0.6
...............................................................................
Canada                                                                    7.7
...............................................................................
China                                                                     0.5
...............................................................................
Denmark                                                                   0.2
...............................................................................
France                                                                    8.3
...............................................................................
Germany                                                                   4.0
...............................................................................
Ireland                                                                   3.5
...............................................................................
Italy                                                                     4.3
...............................................................................
Japan                                                                    19.7
...............................................................................
Netherlands                                                               3.9
...............................................................................
New Zealand                                                               1.6
...............................................................................
Norway                                                                    4.0
...............................................................................
Portugal                                                                  1.5
...............................................................................
Singapore                                                                 1.7
...............................................................................
South Korea                                                               3.7
...............................................................................
Spain                                                                     4.9
...............................................................................
Sweden                                                                    0.9
...............................................................................
Switzerland                                                               2.4
...............................................................................
United Kingdom                                                           22.4
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Investors Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (98.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (--%)
.........................................................................................................................
               900   Omnicom Group, Inc.                                                                         $41,220
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.8%)
.........................................................................................................................
            45,300   Lockheed Martin Corp.                                                                     3,148,350
.........................................................................................................................
            43,000   Raytheon Co.                                                                              1,752,250
.........................................................................................................................
            24,200   Rockwell Collins, Inc.                                                                      663,564
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,564,164
------------------------------------------------------------------------------------------------------------------------
Agriculture (--%)
.........................................................................................................................
             2,400   Monsanto Co.                                                                                 42,720
------------------------------------------------------------------------------------------------------------------------
Airlines (0.5%)
.........................................................................................................................
           216,700   Southwest Airlines Co.                                                                    3,501,872
------------------------------------------------------------------------------------------------------------------------
Automotive (1.1%)
.........................................................................................................................
            29,300   General Motors Corp.                                                                      1,566,085
.........................................................................................................................
            69,200   Johnson Controls, Inc.                                                                    5,647,412
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,213,497
------------------------------------------------------------------------------------------------------------------------
Banking (7.9%)
.........................................................................................................................
           195,200   Bank of New York Company, Inc. (The)                                                      6,588,000
.........................................................................................................................
            65,700   BB&T Corp.                                                                                2,536,020
.........................................................................................................................
           116,300   Comerica, Inc.                                                                            7,140,820
.........................................................................................................................
            37,850   Fifth Third Bancorp                                                                       2,522,703
.........................................................................................................................
            64,700   Greenpoint Financial Corp.                                                                3,176,770
.........................................................................................................................
            28,900   M&T Bank Corp.                                                                            2,478,464
.........................................................................................................................
            44,700   Mellon Financial Corp.                                                                    1,404,921
.........................................................................................................................
            13,500   South Trust Corp.                                                                           352,620
.........................................................................................................................
           573,800   U.S. Bancorp                                                                             13,398,230
.........................................................................................................................
            88,700   Washington Mutual, Inc.                                                                   3,291,657
.........................................................................................................................
           116,200   Wells Fargo & Co.                                                                         5,816,972
.........................................................................................................................
            76,800   Zions Bancorporation                                                                      4,001,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,708,457
------------------------------------------------------------------------------------------------------------------------
Beverage (1.3%)
.........................................................................................................................
            14,800   Anheuser-Busch Companies, Inc.                                                              740,000
.........................................................................................................................
            28,900   Coca-Cola Co. (The)                                                                       1,618,400
.........................................................................................................................
            34,800   Pepsi Bottling Group, Inc. (The)                                                          1,071,840
.........................................................................................................................
           110,400   PepsiCo, Inc.                                                                             5,321,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,751,520
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.2%)
.........................................................................................................................
            84,700   Amgen, Inc. (NON)                                                                         3,547,236
.........................................................................................................................
            10,900   IDEC Pharmaceuticals Corp. (NON)                                                            386,405
.........................................................................................................................
           166,400   MedImmune, Inc. (NON)                                                                     4,392,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,326,601
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.8%)
.........................................................................................................................
           170,800   Echostar Communications Corp.
                     Class A (NON)                                                                             3,170,048
.........................................................................................................................
           200,500   Viacom, Inc. Class B (NON)                                                                8,896,185
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,066,233
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.4%)
.........................................................................................................................
           112,300   Comcast Corp. Class A (NON)                                                               2,677,232
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.4%)
.........................................................................................................................
            34,500   Eaton Corp.                                                                               2,509,875
------------------------------------------------------------------------------------------------------------------------
Chemicals (2.1%)
.........................................................................................................................
            37,500   3M Co.                                                                                    4,612,500
.........................................................................................................................
             6,100   Air Products & Chemicals, Inc.                                                              307,867
.........................................................................................................................
            13,800   Dow Chemical Co. (The)                                                                      474,444
.........................................................................................................................
            13,400   E.I. du Pont de Nemours & Co.                                                               594,960
.........................................................................................................................
             6,300   Hercules, Inc. (NON)                                                                         73,080
.........................................................................................................................
           131,300   PPG Industries, Inc.                                                                      8,127,470
.........................................................................................................................
             5,900   Rohm & Haas Co.                                                                             238,891
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,429,212
------------------------------------------------------------------------------------------------------------------------
Coal (--%)
.........................................................................................................................
             6,200   Arch Coal, Inc.                                                                             140,802
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.2%)
.........................................................................................................................
            23,200   Sabre Holdings Corp. (NON)                                                                  830,560
.........................................................................................................................
            17,000   ServiceMaster Co. (The)                                                                     233,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,063,800
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.6%)
.........................................................................................................................
           232,300   Cisco Systems, Inc. (NON)                                                                 3,240,585
.........................................................................................................................
            51,200   Lucent Technologies, Inc. (NON)                                                              84,992
.........................................................................................................................
            84,100   Nortel Networks Corp. (Canada) (NON)                                                        121,945
.........................................................................................................................
            24,800   QUALCOMM, Inc. (NON)                                                                        681,752
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,129,274
------------------------------------------------------------------------------------------------------------------------
Computers (3.5%)
.........................................................................................................................
           340,800   Dell Computer Corp. (NON)                                                                 8,908,512
.........................................................................................................................
           158,700   EMC Corp. (NON)                                                                           1,198,185
.........................................................................................................................
           460,125   Hewlett-Packard Co.                                                                       7,030,710
.........................................................................................................................
            44,000   IBM Corp.                                                                                 3,168,000
.........................................................................................................................
            30,400   Lexmark International, Inc. (NON)                                                         1,653,760
.........................................................................................................................
            28,300   Maxtor Corp. (NON)                                                                          127,916
.........................................................................................................................
            33,000   NCR Corp. (NON)                                                                           1,141,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,228,883
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.5%)
.........................................................................................................................
           494,400   General Electric Co.                                                                     14,362,320
.........................................................................................................................
           175,300   Honeywell International, Inc.                                                             6,175,819
.........................................................................................................................
           221,500   Tyco International, Ltd. (Bermuda)                                                        2,992,465
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,530,604
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (3.1%)
.........................................................................................................................
           130,300   Capital One Financial Corp.                                                               7,954,815
.........................................................................................................................
            79,750   Household International, Inc.                                                             3,963,575
.........................................................................................................................
           263,000   MBNA Corp.                                                                                8,697,410
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,615,800
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.3%)
.........................................................................................................................
           100,400   Colgate-Palmolive Co.                                                                     5,025,020
.........................................................................................................................
            58,300   Fortune Brands, Inc.                                                                      3,264,800
.........................................................................................................................
             6,800   Kimberly-Clark Corp.                                                                        421,600
.........................................................................................................................
             4,800   Newell Rubbermaid, Inc.                                                                     168,288
.........................................................................................................................
            73,700   Procter & Gamble Co.                                                                      6,581,410
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,461,118
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.0%)
.........................................................................................................................
            31,800   Aquila, Inc.                                                                                254,400
.........................................................................................................................
            98,900   Edison International (NON)                                                                1,681,300
.........................................................................................................................
            87,900   Entergy Corp.                                                                             3,730,476
.........................................................................................................................
            27,500   FPL Group, Inc.                                                                           1,649,725
.........................................................................................................................
           407,600   PG&E Corp. (NON)                                                                          7,291,964
.........................................................................................................................
           279,900   Reliant Energy, Inc.                                                                      4,730,310
.........................................................................................................................
            64,200   Sierra Pacific Resources                                                                    500,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,838,935
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.4%)
.........................................................................................................................
            48,300   Emerson Electric Co.                                                                      2,584,533
------------------------------------------------------------------------------------------------------------------------
Electronics (2.3%)
.........................................................................................................................
             4,200   Altera Corp. (NON)                                                                           57,120
.........................................................................................................................
            12,200   Analog Devices, Inc. (NON)                                                                  362,340
.........................................................................................................................
           369,500   Intel Corp.                                                                               6,750,765
.........................................................................................................................
            51,800   Linear Technology Corp.                                                                   1,628,074
.........................................................................................................................
            11,700   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                             232,713
.........................................................................................................................
            62,600   Maxim Integrated Products, Inc. (NON)                                                     2,399,458
.........................................................................................................................
            76,000   Microchip Technology, Inc. (NON)                                                          2,084,680
.........................................................................................................................
            21,900   Motorola, Inc.                                                                              315,798
.........................................................................................................................
            11,000   National Semiconductor Corp. (NON)                                                          320,870
.........................................................................................................................
            69,500   Texas Instruments, Inc.                                                                   1,647,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,798,968
------------------------------------------------------------------------------------------------------------------------
Energy (1.0%)
.........................................................................................................................
            13,400   Baker Hughes, Inc.                                                                          446,086
.........................................................................................................................
            48,300   BJ Services Co. (NON)                                                                     1,636,404
.........................................................................................................................
           130,900   GlobalSantaFe Corp.                                                                       3,580,115
.........................................................................................................................
            85,200   Halliburton Co.                                                                           1,358,088
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,020,693
------------------------------------------------------------------------------------------------------------------------
Financial (6.1%)
.........................................................................................................................
           622,666   Citigroup, Inc.                                                                          24,128,308
.........................................................................................................................
           274,400   Freddie Mac                                                                              16,793,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                              40,921,588
------------------------------------------------------------------------------------------------------------------------
Food (1.0%)
.........................................................................................................................
            16,100   General Mills, Inc.                                                                         709,688
.........................................................................................................................
             5,400   Hershey Foods Corp.                                                                         337,500
.........................................................................................................................
           133,400   Kraft Foods, Inc. Class A                                                                 5,462,730
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,509,918
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.5%)
.........................................................................................................................
            14,700   Harrah's Entertainment, Inc. (NON)                                                          651,945
.........................................................................................................................
            51,700   International Game Technology (NON)                                                       2,931,390
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,583,335
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.8%)
.........................................................................................................................
             5,300   AdvancePCS (NON)                                                                            126,882
.........................................................................................................................
            11,100   Cardinal Health, Inc.                                                                       681,651
.........................................................................................................................
            66,000   HCA, Inc.                                                                                 3,135,000
.........................................................................................................................
             4,400   Laboratory Corporation of
                     America Holdings (NON)                                                                      200,860
.........................................................................................................................
           127,200   McKesson Corp.                                                                            4,159,440
.........................................................................................................................
            40,500   UnitedHealth Group, Inc.                                                                  3,707,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,011,608
------------------------------------------------------------------------------------------------------------------------
Insurance (3.1%)
.........................................................................................................................
           116,400   ACE, Ltd. (Bermuda)                                                                       3,678,240
.........................................................................................................................
           187,300   American International Group, Inc.                                                       12,779,479
.........................................................................................................................
             6,500   Loews Corp. - Carolina Group                                                                175,825
.........................................................................................................................
            76,200   Radian Group, Inc.                                                                        3,722,370
.........................................................................................................................
             3,900   XL Capital, Ltd. Class A (Bermuda)                                                          330,330
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,686,244
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.7%)
.........................................................................................................................
            10,400   Goldman Sachs Group, Inc. (The)                                                             762,840
.........................................................................................................................
             4,100   Investment Technology Group, Inc. (NON)                                                     134,070
.........................................................................................................................
            33,600   JPMorgan Chase & Co.                                                                      1,139,712
.........................................................................................................................
            35,450   Lehman Brothers Holdings, Inc.                                                            2,216,334
.........................................................................................................................
             7,000   Merrill Lynch & Company, Inc.                                                               283,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,536,456
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.4%)
.........................................................................................................................
            77,400   Marriott International, Inc. Class A                                                      2,945,070
------------------------------------------------------------------------------------------------------------------------
Machinery (1.5%)
.........................................................................................................................
            40,100   Deere (John) & Co.                                                                        1,920,790
.........................................................................................................................
            71,569   Ingersoll-Rand Co. Class A (Bermuda)                                                      3,267,841
.........................................................................................................................
            96,500   Parker-Hannifin Corp.                                                                     4,611,735
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,800,366
------------------------------------------------------------------------------------------------------------------------
Media (1.9%)
.........................................................................................................................
            41,700   AOL Time Warner, Inc. (NON)                                                                 613,407
.........................................................................................................................
           103,300   Fox Entertainment Group, Inc. Class A (NON)                                               2,246,775
.........................................................................................................................
           135,600   Liberty Media Corp. Class A (NON)                                                         1,356,000
.........................................................................................................................
            99,100   USA Networks, Inc. (NON)                                                                  2,323,895
.........................................................................................................................
           319,800   Walt Disney Co. (The)                                                                     6,044,220
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,584,297
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.7%)
.........................................................................................................................
             6,800   Baxter International, Inc.                                                                  302,260
.........................................................................................................................
            12,300   Cytyc Corp. (NON)                                                                            93,726
.........................................................................................................................
            54,200   Guidant Corp. (NON)                                                                       1,638,466
.........................................................................................................................
            58,400   Medtronic, Inc.                                                                           2,502,440
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,536,892
------------------------------------------------------------------------------------------------------------------------
Metals (0.4%)
.........................................................................................................................
            11,000   AK Steel Holding Corp. (NON)                                                                140,910
.........................................................................................................................
            16,500   Alcoa, Inc.                                                                                 546,975
.........................................................................................................................
           118,400   Freeport-McMoRan Copper & Gold, Inc.
                     Class B (NON)                                                                             2,113,440
.........................................................................................................................
             4,000   Inco, Ltd. (Canada) (NON)                                                                    90,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,891,885
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (--%)
.........................................................................................................................
             5,400   Pitney Bowes, Inc.                                                                          214,488
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (6.6%)
.........................................................................................................................
             9,800   BP PLC ADR (United Kingdom)                                                                 494,802
.........................................................................................................................
           156,400   Burlington Resources, Inc.                                                                5,943,200
.........................................................................................................................
             3,500   EOG Resources, Inc.                                                                         138,950
.........................................................................................................................
           680,209   Exxon Mobil Corp.                                                                        27,834,151
.........................................................................................................................
             3,800   Murphy Oil Corp.                                                                            313,500
.........................................................................................................................
            20,400   Ocean Energy, Inc.                                                                          442,068
.........................................................................................................................
           109,600   TotalFinaElf SA ADR (France)                                                              8,866,640
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,033,311
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.0%)
.........................................................................................................................
            65,100   Boise Cascade Corp.                                                                       2,247,903
.........................................................................................................................
            73,000   Weyerhaeuser Co.                                                                          4,661,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,908,953
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (10.0%)
.........................................................................................................................
           121,300   Abbott Laboratories                                                                       4,566,945
.........................................................................................................................
            88,600   Allergan, Inc.                                                                            5,914,050
.........................................................................................................................
             6,400   Andrx Group (NON)                                                                           172,608
.........................................................................................................................
             5,700   Forest Laboratories, Inc. (NON)                                                             403,560
.........................................................................................................................
           247,700   Johnson & Johnson                                                                        12,944,802
.........................................................................................................................
           104,800   King Pharmaceuticals, Inc. (NON)                                                          2,331,800
.........................................................................................................................
            64,300   Lilly (Eli) & Co.                                                                         3,626,520
.........................................................................................................................
             3,900   Merck & Company, Inc.                                                                       197,496
.........................................................................................................................
           614,250   Pfizer, Inc.                                                                             21,498,750
.........................................................................................................................
           183,400   Pharmacia Corp.                                                                           6,868,330
.........................................................................................................................
           301,200   Schering-Plough Corp.                                                                     7,409,520
.........................................................................................................................
             2,300   Teva Pharmaceutical Industries,
                     Ltd. ADR (Israel)                                                                           153,594
.........................................................................................................................
            22,600   Wyeth                                                                                     1,157,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                              67,245,095
------------------------------------------------------------------------------------------------------------------------
Publishing (0.2%)
.........................................................................................................................
            16,200   Gannett Co., Inc.                                                                         1,229,580
------------------------------------------------------------------------------------------------------------------------
Railroads (0.8%)
.........................................................................................................................
            90,700   Union Pacific Corp.                                                                       5,739,496
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.4%)
.........................................................................................................................
            89,400   Equity Office Properties Trust (R)                                                        2,690,940
------------------------------------------------------------------------------------------------------------------------
Regional Bells (2.7%)
.........................................................................................................................
            17,500   BellSouth Corp.                                                                             551,250
.........................................................................................................................
           194,600   SBC Communications, Inc.                                                                  5,935,300
.........................................................................................................................
           287,200   Verizon Communications, Inc.                                                             11,531,080
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,017,630
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.8%)
.........................................................................................................................
            12,400   Wendy's International, Inc.                                                                 493,892
.........................................................................................................................
           161,800   Yum! Brands, Inc. (NON)                                                                   4,732,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,226,542
------------------------------------------------------------------------------------------------------------------------
Retail (8.5%)
.........................................................................................................................
             8,900   Albertsons, Inc.                                                                            271,094
.........................................................................................................................
            85,700   AutoZone, Inc. (NON)                                                                      6,624,610
.........................................................................................................................
             7,300   Best Buy Companies, Inc. (NON)                                                              264,990
.........................................................................................................................
            68,231   Blockbuster, Inc. Class A                                                                 1,835,414
.........................................................................................................................
            13,800   Circuit City Stores-Circuit City Group                                                      258,750
.........................................................................................................................
            14,000   Dollar Tree Stores, Inc. (NON)                                                              551,740
.........................................................................................................................
           130,000   Family Dollar Stores, Inc.                                                                4,582,500
.........................................................................................................................
             5,700   Federated Department Stores, Inc. (NON)                                                     226,290
.........................................................................................................................
            20,400   Home Depot, Inc. (The)                                                                      749,292
.........................................................................................................................
           135,400   JC Penney Company, Inc.                                                                   2,981,508
.........................................................................................................................
           251,200   Kroger Co. (NON)                                                                          4,998,880
.........................................................................................................................
           157,800   Lowe's Companies, Inc.                                                                    7,164,120
.........................................................................................................................
             7,400   Michaels Stores, Inc. (NON)                                                                 288,600
.........................................................................................................................
           314,600   Office Depot, Inc. (NON)                                                                  5,285,280
.........................................................................................................................
           159,100   Staples, Inc. (NON)                                                                       3,134,270
.........................................................................................................................
            15,000   Target Corp.                                                                                571,500
.........................................................................................................................
           370,900   TJX Companies, Inc. (The)                                                                 7,273,349
.........................................................................................................................
           178,818   Wal-Mart Stores, Inc.                                                                     9,836,778
------------------------------------------------------------------------------------------------------------------------
                                                                                                              56,898,965
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.1%)
.........................................................................................................................
            11,874   KLA-Tencor Corp. (NON)                                                                      522,337
------------------------------------------------------------------------------------------------------------------------
Software (6.8%)
.........................................................................................................................
            22,600   Adobe Systems, Inc.                                                                         644,100
.........................................................................................................................
           236,600   BMC Software, Inc. (NON)                                                                  3,927,560
.........................................................................................................................
           217,300   Computer Associates
                     International, Inc.                                                                       3,452,897
.........................................................................................................................
            50,244   Electronic Arts, Inc. (NON)                                                               3,318,616
.........................................................................................................................
             6,400   Mercury Interactive Corp. (NON)                                                             146,944
.........................................................................................................................
           473,000   Microsoft Corp. (NON) (SEG)                                                              25,873,100
.........................................................................................................................
            17,100   Network Associates, Inc. (NON)                                                              329,517
.........................................................................................................................
           389,100   Oracle Corp. (NON)                                                                        3,684,777
.........................................................................................................................
            24,800   Quest Software, Inc. (NON)                                                                  360,344
.........................................................................................................................
           157,400   Siebel Systems, Inc. (NON)                                                                2,238,228
.........................................................................................................................
            51,500   Symantec Corp. (NON)                                                                      1,691,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                              45,667,858
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.1%)
.........................................................................................................................
            49,900   Automatic Data Processing, Inc.                                                           2,173,145
.........................................................................................................................
            53,300   Computer Sciences Corp. (NON)                                                             2,547,740
.........................................................................................................................
            20,500   DST Systems, Inc. (NON)                                                                     937,055
.........................................................................................................................
            32,600   Electronic Data Systems Corp.                                                             1,211,090
.........................................................................................................................
            11,200   Iron Mountain, Inc. (NON)                                                                   345,520
.........................................................................................................................
            28,100   Unisys Corp. (NON)                                                                          252,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,467,450
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.8%)
.........................................................................................................................
           251,400   AT&T Corp.                                                                                2,689,980
.........................................................................................................................
           191,900   AT&T Wireless Services, Inc. (NON)                                                        1,122,615
.........................................................................................................................
           439,300   Qwest Communications
                     International, Inc. (NON)                                                                 1,230,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,042,635
------------------------------------------------------------------------------------------------------------------------
Textiles (0.5%)
.........................................................................................................................
            80,800   Jones Apparel Group, Inc. (NON)                                                           3,030,000
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.2%)
.........................................................................................................................
           332,900   Philip Morris Companies, Inc.                                                            14,541,072
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.3%)
.........................................................................................................................
            79,600   Waste Management, Inc.                                                                    2,073,580
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $685,882,739)                                                                    $658,803,604
------------------------------------------------------------------------------------------------------------------------
UNITS (0.2%) (a) (NON) (cost $1,459,679)
------------------------------------------------------------------------------------------------------------------------
Number of  Units                                                                                                   Value
.........................................................................................................................
            21,992   Lehman Brothers Holdings, Inc. 144A
                     Structured Warrants (issued by Lehman
                     Brothers Finance SA) expiration
                     09/03/02                                                                                 $1,380,438
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.7%) (a) (cost $4,253,405)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $4,471,720   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1,
                     2002 to August 26, 2002 (d)                                                              $4,469,003
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $691,811,421) (b)                                                                $664,653,045
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate  Expiration     Unrealized
                         Market Value   Face Value        Date   Depreciation
...............................................................................
S&P 500 Index
(Long)                     $7,425,750   $7,436,671      Sep-02       $(10,921)
------------------------------------------------------------------------------
Written Options at June 30, 2002 (Unaudited)
(premiums received $26,519)
------------------------------------------------------------------------------
                                            Expiration Date/           Market
Contract Amounts                                Strike Price            Value
...............................................................................
12,700   Adobe System, Inc. (Put)         July 02/ 24.75 USD           $8,353
...............................................................................
8,069    Blockbuster (Put)                July 02/ 29.38 USD           20,414
...............................................................................
                                                                      $28,767
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Money Market Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMERCIAL PAPER (81.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                           Maturity Date           Value
.........................................................................................................................
Domestic (57.3%)
.........................................................................................................................
        $5,000,000   Abbey National North
                     America, LLC 2.19s                                                          8/30/02      $4,981,446
.........................................................................................................................
         6,900,000   Abbey National North
                     America, LLC 1.81s                                                          8/30/02       6,878,838
.........................................................................................................................
         5,500,000   Abbott Laboratories 1.76s                                                   7/16/02       5,495,698
.........................................................................................................................
         4,200,000   Abbott Laboratories 1.76s                                                    7/2/02       4,199,589
.........................................................................................................................
         9,000,000   American General Finance
                     Corp. 1.77s                                                                 7/23/02       8,989,823
.........................................................................................................................
         2,730,000   Asset Securitization
                     Cooperative Corp. 1.84s                                                     7/17/02       2,727,679
.........................................................................................................................
         2,500,000   Asset Securitization
                     Cooperative Corp. 1.78s                                                     7/12/02       2,498,467
.........................................................................................................................
         5,000,000   B-One Australia, Ltd. 1.8s                                                  9/17/02       4,980,250
.........................................................................................................................
         5,000,000   BNP Paribas Finance, Inc. 2.02s                                             9/30/02       4,974,189
.........................................................................................................................
        15,000,000   Chevron Corp. 1.8s                                                           8/9/02      14,970,000
.........................................................................................................................
        10,000,000   Citicorp 1.78s                                                              7/11/02       9,994,561
.........................................................................................................................
         6,500,000   Credit Suisse First Boston
                     USA, Inc. 2.14s                                                             9/16/02       6,469,862
.........................................................................................................................
         7,000,000   CXC, Inc. 2.24s                                                             9/12/02       6,967,769
.........................................................................................................................
         6,923,000   Dexia Delaware, LLC 1.78s                                                    7/3/02       6,921,973
.........................................................................................................................
        10,000,000   Eureka Securitization 1.81s                                                  8/2/02       9,983,408
.........................................................................................................................
         4,249,000   Eureka Securitization 1.8s                                                   7/1/02       4,248,788
.........................................................................................................................
         6,206,000   Falcon Asset Securitization
                     Corp. 2.24s                                                                 9/20/02       6,174,336
.........................................................................................................................
         8,000,000   Falcon Asset Securitization
                     Corp. 1.88s                                                                 7/15/02       7,993,733
.........................................................................................................................
         3,595,000   Falcon Asset Securitization
                     Corp. 1.86s                                                                 10/3/02       3,577,355
.........................................................................................................................
         5,000,000   Falcon Asset Securitization
                     Corp. 1.81s                                                                  8/2/02       4,991,704
.........................................................................................................................
        12,627,000   Falcon Asset Securitization
                     Corp. 1.79s                                                                 7/11/02      12,620,094
.........................................................................................................................
         4,225,000   Federal Home Loan Mortgage
                     Association 2.32s                                                           9/25/02       4,201,312
.........................................................................................................................
        14,000,000   Federal Home Loan Mortgage
                     Association 2.04s                                                           8/28/02      13,953,193
.........................................................................................................................
        10,000,000   Federal Home Loan Mortgage
                     Association 1.91s                                                          12/27/02       9,904,500
.........................................................................................................................
        10,000,000   Federal Home Loan Mortgage
                     Association 1.84s                                                           7/31/02       9,984,156
.........................................................................................................................
         4,000,000   Federal Home Loan Mortgage
                     Association 1.73s                                                           8/30/02       3,988,274
.........................................................................................................................
        12,500,000   Federal Home Loan Mortgage
                     Association 1.71s                                                           8/16/02      12,472,094
.........................................................................................................................
         4,000,000   Florens Containers, Inc.
                     (Bank of America NT & SA
                     Letter of Credit (LOC)) 1.84s                                               7/26/02       3,994,684
.........................................................................................................................
         4,000,000   Florens Containers, Inc.
                     (Bank of America NT &
                     SA (LOC)) 1.84s                                                             7/25/02       3,994,889
.........................................................................................................................
        10,000,000   General Electric Capital
                     Corp. 2.19s                                                                 8/14/02       9,972,625
.........................................................................................................................
         6,000,000   General Electric Capital
                     International Fund 1.94s                                                     7/9/02       5,997,090
.........................................................................................................................
         9,000,000   General Electric Capital
                     International Fund 1.82s                                                    8/15/02       8,979,070
.........................................................................................................................
        12,000,000   General Electric Capital
                     International Fund 1.8s                                                     9/27/02      11,946,600
.........................................................................................................................
        10,000,000   Goldman Sachs Group 2.02s                                                   11/4/02       9,928,739
.........................................................................................................................
         5,000,000   ING America Insurance
                     Holdings 1.83s                                                              9/13/02       4,980,937
.........................................................................................................................
         7,000,000   International Lease Finance
                     Corp. 1.82s                                                                  8/9/02       6,985,844
.........................................................................................................................
        10,000,000   JPMorgan Chase & Co. 2s                                                     9/16/02       9,956,667
.........................................................................................................................
         6,000,000   Jupiter Securitization
                     Corp. 1.83s                                                                  9/3/02       5,980,175
.........................................................................................................................
         8,000,000   Jupiter Securitization
                     Corp. 1.83s                                                                 7/31/02       7,987,393
.........................................................................................................................
         5,000,000   Jupiter Securitization
                     Corp. 1.82s                                                                 8/19/02       4,987,361
.........................................................................................................................
         7,512,000   Jupiter Securitization
                     Corp. 1.81s                                                                 8/29/02       7,489,339
.........................................................................................................................
         6,000,000   Jupiter Securitization
                     Corp. 1.79s                                                                  7/2/02       5,999,403
.........................................................................................................................
        11,830,000   Michelin North America, Inc.
                     (Societe Generale (LOC)) 1.8s                                               7/17/02      11,819,945
.........................................................................................................................
         3,500,000   NATC California, LLC
                     (Chase Manhattan Bank
                     (LOC)) 1.85s                                                                7/22/02       3,496,043
.........................................................................................................................
         3,000,000   NATC California, LLC
                     (Chase Manhattan Bank
                     (LOC)) 1.84s                                                                7/24/02       2,996,320
.........................................................................................................................
        13,000,000   Nordea North America,
                     Inc. 2s                                                                      8/8/02      12,971,833
.........................................................................................................................
         5,000,000   Nordea North America,
                     Inc. 1.85s                                                                  7/12/02       4,996,917
.........................................................................................................................
         5,694,000   Old Line Funding Corp. 1.81s                                                8/26/02       5,677,772
.........................................................................................................................
         6,900,000   Old Line Funding Corp. 1.81s                                                8/16/02       6,883,695
.........................................................................................................................
         4,583,000   Old Line Funding Corp. 1.81s                                                 8/6/02       4,574,474
.........................................................................................................................
        16,144,000   Old Line Funding Corp. 1.79s                                                 7/8/02      16,137,558
.........................................................................................................................
         8,000,000   Park Avenue Receivables
                     Corp. 1.8s                                                                  7/15/02       7,994,000
.........................................................................................................................
         3,930,000   Preferred Receivables
                     Funding Corp. 1.8s                                                          7/19/02       3,926,266
.........................................................................................................................
         4,698,000   Quincy Capital Corp. 1.85s                                                  7/18/02       4,693,654
.........................................................................................................................
        10,000,000   Quincy Capital Corp. 1.81s                                                   8/1/02       9,983,911
.........................................................................................................................
         2,289,000   Quincy Capital Corp. 1.81s                                                  7/22/02       2,286,468
.........................................................................................................................
         9,019,000   Receivables Capital Corp. 1.8s                                              8/29/02       8,991,943
.........................................................................................................................
         5,000,000   Receivables Capital Corp. 1.8s                                              7/18/02       4,995,500
.........................................................................................................................
        15,000,000   Salomon Smith Barney
                     Holding, Inc. 1.78s                                                         7/29/02      14,978,492
.........................................................................................................................
         5,000,000   Salomon Smith Barney
                     Holding, Inc. 1.79s                                                         7/17/02       4,995,774
.........................................................................................................................
        11,900,000   Sheffield Receivables
                     Corp. 2.26s                                                                 7/19/02      11,885,806
.........................................................................................................................
         7,590,000   Sheffield Receivables
                     Corp. 1.82s                                                                 7/12/02       7,585,395
.........................................................................................................................
         8,112,000   Sheffield Receivables
                     Corp. 1.82s                                                                  7/2/02       8,111,177
.........................................................................................................................
         9,400,000   Stadshypotek Delaware,
                     Inc. 1.98s                                                                  8/30/02       9,368,463
.........................................................................................................................
         6,963,000   Thunder Bay Funding, Inc. 1.84s                                             7/15/02       6,957,662
.........................................................................................................................
         8,400,000   Thunder Bay Funding, Inc. 1.82s                                              9/3/02       8,372,397
.........................................................................................................................
         5,000,000   Thunder Bay Funding, Inc. 1.82s                                              7/1/02       4,999,747
.........................................................................................................................
         3,015,000   Thunder Bay Funding, Inc. 1.8s                                              9/16/02       3,003,242
.........................................................................................................................
         4,035,000   Thunder Bay Funding, Inc. 1.8s                                              7/16/02       4,031,772
.........................................................................................................................
         3,049,000   Thunder Bay Funding, Inc. 1.8s                                              7/10/02       3,047,475
.........................................................................................................................
        18,000,000   UBS Finance (Delaware), LLC 2s                                               7/1/02      17,997,000
.........................................................................................................................
         3,000,000   Westpac Capital Corp. 1.88s                                                 7/10/02       2,998,433
.........................................................................................................................
         6,000,000   Windmill Funding Corp. 1.85s                                                 7/3/02       5,999,075
.........................................................................................................................
         4,000,000   Windmill Funding Corp. 1.82s                                                 7/3/02       3,999,393
.........................................................................................................................
         5,000,000   Windmill Funding Corp. 1.81s                                                7/30/02       4,992,500
.........................................................................................................................
         5,500,000   Windmill Funding Corp. 1.8s                                                 7/25/02       5,493,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                             545,567,134
------------------------------------------------------------------------------------------------------------------------
Foreign (24.3%)
.........................................................................................................................
         7,000,000   Abbey National Treasury
                     Services PLC 2.59s
                     (United Kingdom)                                                            3/31/03       7,000,000
.........................................................................................................................
         7,000,000   Bank of Nova Scotia
                     1.87s (Canada)                                                             12/23/02       6,998,973
.........................................................................................................................
         7,000,000   Barclays Bank PLC 1.88s
                     (United Kingdom)                                                            7/15/02       7,000,085
.........................................................................................................................
         5,000,000   Bayerische Hypo-Vereinsbank
                     AG 3.63s (Germany)                                                          8/20/02       5,000,051
.........................................................................................................................
         9,000,000   Bayerische Hypo-Vereinsbank
                     AG 2.65s (Germany)                                                         11/29/02       9,000,000
.........................................................................................................................
        11,000,000   Canadian Imperial Bank of
                     Commerce 2.105s (Canada)                                                   12/31/02      11,010,639
.........................................................................................................................
         7,000,000   Canadian Imperial Bank of
                     Commerce 2.02s (Canada)                                                    12/16/02       6,997,404
.........................................................................................................................
         7,000,000   Canadian Imperial Bank of
                     Commerce 1.94s (Canada)                                                      9/3/02       6,999,251
.........................................................................................................................
         9,000,000   Credit Suisse First Boston 2s
                     (Switzerland)                                                               9/25/02       9,000,000
.........................................................................................................................
        10,000,000   Danske Bank A/S 2.01s
                     (Denmark)                                                                    9/3/02       9,963,708
.........................................................................................................................
         6,000,000   Den Norske Bank 1.87s
                     (Norway)                                                                     7/5/02       5,998,442
.........................................................................................................................
         9,000,000   Deutsche Bank AG 2.3s
                     (Germany)                                                                  12/30/02       8,991,025
.........................................................................................................................
         6,000,000   Deutsche Bank AG 1.87s
                     (Germany)                                                                   8/30/02       6,000,101
.........................................................................................................................
         2,000,000   Dresdner Bank AG 2.3s
                     (Germany)                                                                   1/24/03       1,994,816
.........................................................................................................................
         7,000,000   Dresdner Bank AG 1.94s
                     (Germany)                                                                    9/9/02       6,999,004
.........................................................................................................................
         4,500,000   Forenings Sparbanken AB
                     (Swedbank) 1.95s (Sweden)                                                   8/19/02       4,487,812
.........................................................................................................................
         9,000,000   Halifax PLC 1.89s
                     (United Kingdom)                                                            8/27/02       9,000,000
.........................................................................................................................
         5,000,000   PEMEX Capital, Inc. (Barclays Bank
                     PLC (LOC)) 1.91s (Mexico)                                                    8/7/02       4,989,919
.........................................................................................................................
         6,000,000   Shell Finance B.V. 1.94s
                     (Netherlands)                                                               11/6/02       5,958,290
.........................................................................................................................
         7,000,000   Shell Finance PLC 1.85s
                     (United Kingdom)                                                            8/16/02       6,983,093
.........................................................................................................................
         6,000,000   Shell Finance PLC 1.85s
                     (United Kingdom)                                                            8/12/02       5,986,742
.........................................................................................................................
         9,400,000   Shell Finance PLC 1.83s
                     (United Kingdom)                                                            8/21/02       9,375,313
.........................................................................................................................
         4,100,000   Shell Finance PLC 1.78s
                     (United Kingdom)                                                            9/20/02       4,083,377
.........................................................................................................................
        15,000,000   Societe Generale 1.86s
                     (France)                                                                   12/23/02      14,863,600
.........................................................................................................................
         7,000,000   Spintab AB 1.84s (Sweden)                                                   10/9/02       6,964,061
.........................................................................................................................
         9,400,000   Spintab AB 1.83s (Sweden)                                                   9/30/02       9,356,039
.........................................................................................................................
        10,000,000   Svenska Handelsbanken, Inc.
                     1.85s (Sweden)                                                              7/10/02       9,995,000
.........................................................................................................................
        10,000,000   Svenska Handelsbanken, Inc.
                     1.8s (Sweden)                                                                7/1/02       9,999,500
.........................................................................................................................
         7,000,000   UBS AG 1.94s (Switzerland)                                                   8/5/02       7,000,069
.........................................................................................................................
         6,000,000   Westdeutsche Landesbank
                     Girozentrale 2.23s (Germany)                                                8/16/02       5,982,532
.........................................................................................................................
         7,000,000   Westpac Banking Corp. 2.1s
                     (Australia)                                                                  9/9/02       6,971,008
------------------------------------------------------------------------------------------------------------------------
                                                                                                             230,949,854
------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Paper
                     (cost $776,516,988)                                                                    $776,516,988
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (12.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $5,000,000   Chase Manhattan Corp. sr. notes FRN
                     Ser. C, 1.95s, 2002                                                                      $5,001,005
.........................................................................................................................
        13,000,000   Credit Suisse First Boston USA, Inc.
                     FRN Ser. MTN, 1.91s, 2002                                                                13,000,000
.........................................................................................................................
         5,000,000   Fleet Boston Financial Corp. sr.
                     notes FRN Ser. N, 2.24s, 2002                                                             5,001,072
.........................................................................................................................
        10,000,000   Goldman Sachs & Co. 144A FRB
                     1.824s, 2003                                                                             10,000,000
.........................................................................................................................
        10,000,000   Goldman Sachs & Co. 144A FRB
                     1.82s, 2003                                                                              10,000,000
.........................................................................................................................
        24,000,000   Mercantile Bancorp. sub. notes
                     7 5/8s, 2002                                                                             24,322,772
.........................................................................................................................
         5,500,000   Merrill Lynch & Company, Inc. FRN
                     Ser. B, 2.099s, 2003                                                                      5,506,498
.........................................................................................................................
        10,000,000   Merrill Lynch & Company, Inc. FRN
                     Ser. B, 1.82s, 2003                                                                      10,000,000
.........................................................................................................................
         6,000,000   Merrill Lynch & Company, Inc. FRN
                     Ser. B, 1.82s, 2003                                                                       6,000,000
.........................................................................................................................
         7,000,000   Merrill Lynch & Company, Inc. FRN
                     Ser. B, 1.82s, 2002                                                                       7,000,000
.........................................................................................................................
         6,000,000   Merrill Lynch & Company, Inc. FRN
                     Ser. B, 1.81s, 2003                                                                       5,999,353
.........................................................................................................................
         6,000,000   Swedbank (New York) dep. notes FRN
                     Ser. YCD, 1.794s, 2002                                                                    5,998,687
.........................................................................................................................
        14,000,000   US Bank NA bank term loan
                     2.14s, 2002                                                                              14,000,000
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $121,829,387)                                                                    $121,829,387
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $25,000,000   Interest in $354,000,000 joint
                     tri-party repurchase agreement dated
                     June 28, 2002 with Goldman Sachs &
                     Co. due July 1, 2002 with respect to
                     various U.S. Government obligations --
                     maturity value of $25,004,104 for an
                     effective yield of 1.97%                                                                $25,000,000
.........................................................................................................................
        25,792,000   Interest in $380,000,000 joint
                     tri-party repurchase agreement dated
                     June 28, 2002 with S.B.C. Warburg
                     Securities, Inc. due July 1, 2002
                     with respect to various U.S. Government
                     obligations -- maturity value of
                     $25,796,234 for an effective yield
                     of 1.97%                                                                                 25,792,000
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $50,792,000)                                                                      $50,792,000
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $949,138,375) (b)                                                                $949,138,375
------------------------------------------------------------------------------------------------------------------------


Diversification by Country
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2002: (as a percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                                 1.1%
...............................................................................
Canada                                                                    3.4
...............................................................................
Denmark                                                                   1.0
...............................................................................
France                                                                    1.6
...............................................................................
Germany                                                                   4.6
...............................................................................
Mexico                                                                    0.5
...............................................................................
Netherlands                                                               0.6
...............................................................................
Norway                                                                    0.6
...............................................................................
Sweden                                                                    4.3
...............................................................................
Switzerland                                                               1.7
...............................................................................
United Kingdom                                                            5.2
...............................................................................
United States                                                            75.4
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT New Opportunities Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (99.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.3%)
.........................................................................................................................
            47,600   L-3 Communications Holdings, Inc. (NON)                                                  $2,570,400
.........................................................................................................................
            38,580   Northrop Grumman Corp.                                                                    4,822,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,392,900
------------------------------------------------------------------------------------------------------------------------
Airlines (1.5%)
.........................................................................................................................
           976,000   Ryanair Holdings PLC ADR (Ireland) (NON)                                                 34,034,096
------------------------------------------------------------------------------------------------------------------------
Automotive (0.3%)
.........................................................................................................................
            46,200   Advance Auto Parts, Inc. (NON)                                                            2,518,362
.........................................................................................................................
            33,400   Johnson Controls, Inc.                                                                    2,725,774
.........................................................................................................................
            31,000   Lear Corp. (NON)                                                                          1,433,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,677,886
------------------------------------------------------------------------------------------------------------------------
Banking (4.5%)
.........................................................................................................................
           185,580   Bank of New York Company, Inc. (The)                                                      6,263,325
.........................................................................................................................
            49,700   Charter One Financial, Inc.                                                               1,708,686
.........................................................................................................................
            59,800   Fifth Third Bancorp                                                                       3,985,670
.........................................................................................................................
           112,700   Greater Bay Bancorp                                                                       3,466,652
.........................................................................................................................
            81,700   Greenpoint Financial Corp.                                                                4,011,470
.........................................................................................................................
            72,200   Investors Financial Services Corp.                                                        2,421,588
.........................................................................................................................
            40,900   M&T Bank Corp.                                                                            3,507,584
.........................................................................................................................
           601,700   National Commerce Financial Corp.                                                        15,824,710
.........................................................................................................................
           132,200   New York Community Bancorp, Inc.                                                          3,527,096
.........................................................................................................................
           339,800   North Fork Bancorporation, Inc.                                                          13,527,438
.........................................................................................................................
           122,200   South Trust Corp.                                                                         3,191,864
.........................................................................................................................
           615,100   TCF Financial Corp.                                                                      30,201,410
.........................................................................................................................
           273,900   Zions Bancorporation                                                                     14,270,190
------------------------------------------------------------------------------------------------------------------------
                                                                                                             105,907,683
------------------------------------------------------------------------------------------------------------------------
Beverage (0.8%)
.........................................................................................................................
            69,600   Anheuser-Busch Companies, Inc.                                                            3,480,000
.........................................................................................................................
            46,500   Coca-Cola Co. (The)                                                                       2,604,000
.........................................................................................................................
           154,800   Pepsi Bottling Group, Inc. (The)                                                          4,767,840
.........................................................................................................................
           150,960   PepsiCo, Inc.                                                                             7,276,272
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,128,112
------------------------------------------------------------------------------------------------------------------------
Biotechnology (4.3%)
.........................................................................................................................
            75,300   Abgenix, Inc. (NON)                                                                         737,940
.........................................................................................................................
            53,100   Affymetrix, Inc. (NON)                                                                    1,273,869
.........................................................................................................................
           146,300   Amgen, Inc. (NON)                                                                         6,127,044
.........................................................................................................................
           161,000   Applera Corporation-Applied
                     Biosystems Group                                                                          3,137,890
.........................................................................................................................
           406,100   Celgene Corp. (NON)                                                                       6,213,330
.........................................................................................................................
            32,200   Chiron Corp. (NON)                                                                        1,138,270
.........................................................................................................................
           177,100   Genzyme Corp. (NON)                                                                       3,407,404
.........................................................................................................................
           597,200   Gilead Sciences, Inc. (NON)                                                              19,635,936
.........................................................................................................................
           394,550   IDEC Pharmaceuticals Corp. (NON)                                                         13,986,798
.........................................................................................................................
            59,000   IDEXX Laboratories, Inc. (NON)                                                            1,521,610
.........................................................................................................................
           153,500   Immunex Corp. (NON)                                                                       3,429,190
.........................................................................................................................
            88,700   InterMune, Inc. (NON)                                                                     1,871,570
.........................................................................................................................
           322,700   Invitrogen Corp. (NON)                                                                   10,329,627
.........................................................................................................................
           112,300   Ligand Pharmaceuticals, Inc.
                     Class B (acquired 4/16/02,
                     cost $1,830,490)(NON) (RES)                                                               1,465,515
.........................................................................................................................
           824,600   MedImmune, Inc. (NON)                                                                    21,769,440
.........................................................................................................................
            85,500   Protein Design Labs, Inc. (NON)                                                             928,530
.........................................................................................................................
           117,400   QIAGEN NV (Netherlands) (NON)                                                             1,367,710
.........................................................................................................................
            85,400   Scios, Inc. (NON)                                                                         2,614,094
.........................................................................................................................
            20,800   Trimeris, Inc. (NON)                                                                        923,312
------------------------------------------------------------------------------------------------------------------------
                                                                                                             101,879,079
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.1%)
.........................................................................................................................
            26,600   Eaton Corp.                                                                               1,935,150
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.1%)
.........................................................................................................................
            37,800   Praxair, Inc.                                                                             2,153,466
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.3%)
.........................................................................................................................
           537,600   CDW Computer Centers, Inc. (NON)                                                         25,165,056
.........................................................................................................................
           168,667   Choicepoint, Inc. (NON)                                                                   7,669,273
.........................................................................................................................
           332,700   Cintas Corp.                                                                             16,445,361
.........................................................................................................................
            86,400   eBay, Inc. (NON)                                                                          5,323,968
.........................................................................................................................
            83,500   Ecolab, Inc.                                                                              3,860,205
.........................................................................................................................
           161,600   Paychex, Inc.                                                                             5,056,464
.........................................................................................................................
           174,400   Robert Half International, Inc. (NON)                                                     4,063,520
.........................................................................................................................
           252,100   TMP Worldwide, Inc. (NON)                                                                 5,420,150
.........................................................................................................................
           122,100   Weight Watchers International, Inc. (NON)                                                 5,304,024
------------------------------------------------------------------------------------------------------------------------
                                                                                                              78,308,021
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.3%)
.........................................................................................................................
           912,720   Cisco Systems, Inc. (NON)                                                                12,732,444
.........................................................................................................................
           638,700   Extreme Networks, Inc. (NON)                                                              6,444,483
.........................................................................................................................
           137,580   Nokia OYJ ADR (Finland)                                                                   1,992,158
.........................................................................................................................
           302,200   Polycom, Inc. (NON)                                                                       3,623,378
.........................................................................................................................
           109,120   QUALCOMM, Inc. (NON)                                                                      2,999,709
.........................................................................................................................
         1,658,900   Sonus Networks, Inc. (NON)                                                                3,350,978
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,143,150
------------------------------------------------------------------------------------------------------------------------
Computer Services (3.5%)
.........................................................................................................................
           370,700   Affiliated Computer Services, Inc.
                     Class A (NON)                                                                            17,600,836
.........................................................................................................................
           661,400   BISYS Group, Inc. (The) (NON)                                                            22,024,620
.........................................................................................................................
           116,700   Concord EFS, Inc. (NON)                                                                   3,517,338
.........................................................................................................................
           150,700   Convergys Corp. (NON)                                                                     2,935,636
.........................................................................................................................
           162,900   DST Systems, Inc. (NON)                                                                   7,446,159
.........................................................................................................................
           225,750   Fiserv, Inc. (NON)                                                                        8,287,283
.........................................................................................................................
           148,100   Jack Henry & Associates, Inc.                                                             2,471,789
.........................................................................................................................
           156,600   KPMG Consulting, Inc. (NON)                                                               2,327,076
.........................................................................................................................
           582,300   SunGard Data Systems, Inc. (NON)                                                         15,419,304
------------------------------------------------------------------------------------------------------------------------
                                                                                                              82,030,041
------------------------------------------------------------------------------------------------------------------------
Computers (0.7%)
.........................................................................................................................
           224,300   Lexmark International, Inc. (NON)                                                        12,201,920
.........................................................................................................................
           180,300   Mentor Graphics Corp. (NON)                                                               2,563,866
.........................................................................................................................
           243,000   Symbol Technologies, Inc.                                                                 2,065,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,831,286
------------------------------------------------------------------------------------------------------------------------
Computers -- Hardware (3.4%)
.........................................................................................................................
           242,000   Brocade Communications Systems, Inc. (NON)                                                4,230,160
.........................................................................................................................
           487,380   Dell Computer Corp. (NON)                                                                12,740,113
.........................................................................................................................
           168,500   EMC Corp. (NON)                                                                           1,272,175
.........................................................................................................................
           483,600   Emulex Corp. (NON)                                                                       10,885,836
.........................................................................................................................
           216,720   Hewlett-Packard Co.                                                                       3,311,482
.........................................................................................................................
           104,380   IBM Corp.                                                                                 7,515,360
.........................................................................................................................
           110,100   McDATA Corp. Class A (NON)                                                                  969,981
.........................................................................................................................
         1,033,600   Network Appliance, Inc. (NON)                                                            12,857,984
.........................................................................................................................
           712,300   QLogic Corp. (NON)                                                                       27,138,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                              80,921,721
------------------------------------------------------------------------------------------------------------------------
Computers -- Software and Services (0.1%)
.........................................................................................................................
           241,700   VeriSign, Inc. (NON)                                                                      1,737,823
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.3%)
.........................................................................................................................
           886,940   General Electric Co.                                                                     25,765,607
.........................................................................................................................
           314,640   Tyco International, Ltd. (Bermuda)                                                        4,250,786
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,016,393
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.7%)
.........................................................................................................................
           422,500   AmeriCredit Corp. (NON)                                                                  11,851,125
.........................................................................................................................
           458,500   Capital One Financial Corp.                                                              27,991,425
.........................................................................................................................
           119,600   Metris Companies, Inc.                                                                      993,876
------------------------------------------------------------------------------------------------------------------------
                                                                                                              40,836,426
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.5%)
.........................................................................................................................
            40,400   Alberto-Culver Co. Class B                                                                1,931,120
.........................................................................................................................
            66,800   Clorox Co.                                                                                2,762,180
.........................................................................................................................
            84,360   Colgate-Palmolive Co.                                                                     4,222,218
.........................................................................................................................
            46,700   Newell Rubbermaid, Inc.                                                                   1,637,302
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,552,820
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.1%)
.........................................................................................................................
            54,800   Progress Energy, Inc.                                                                     2,850,148
------------------------------------------------------------------------------------------------------------------------
Electronics (8.6%)
.........................................................................................................................
           156,800   Applied Micro Circuits Corp. (NON)                                                          741,664
.........................................................................................................................
           520,700   Broadcom Corp. Class A (NON)                                                              9,133,078
.........................................................................................................................
           550,300   Celestica, Inc. (Canada) (NON)                                                           12,497,313
.........................................................................................................................
            57,100   FEI Co. (NON)                                                                             1,399,521
.........................................................................................................................
           717,000   Integrated Device Technology, Inc. (NON)                                                 13,006,380
.........................................................................................................................
           922,120   Intel Corp.                                                                              16,847,132
.........................................................................................................................
           248,400   Intersil Corp. Class A (NON)                                                              5,310,792
.........................................................................................................................
           274,400   Jabil Circuit, Inc. (NON)                                                                 5,792,584
.........................................................................................................................
           642,600   Linear Technology Corp.                                                                  20,196,918
.........................................................................................................................
           298,500   LSI Logic Corp. (NON)                                                                     2,611,875
.........................................................................................................................
         1,188,800   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                          23,645,232
.........................................................................................................................
           835,700   Maxim Integrated Products, Inc. (NON)                                                    32,032,381
.........................................................................................................................
           576,200   Micrel, Inc. (NON)                                                                        8,285,756
.........................................................................................................................
           494,050   Microchip Technology, Inc. (NON)                                                         13,551,792
.........................................................................................................................
           774,600   PMC - Sierra, Inc. (NON)                                                                  7,180,542
.........................................................................................................................
           768,400   RF Micro Devices, Inc. (NON)                                                              5,855,208
.........................................................................................................................
           544,000   Semtech Corp. (NON)                                                                      14,524,800
.........................................................................................................................
            77,900   Silicon Laboratories, Inc. (NON)                                                          2,180,421
.........................................................................................................................
            80,800   Skyworks Solutions, Inc. (NON)                                                              448,440
.........................................................................................................................
           281,800   Xilinx, Inc. (NON)                                                                        6,320,774
------------------------------------------------------------------------------------------------------------------------
                                                                                                             201,562,603
------------------------------------------------------------------------------------------------------------------------
Energy (3.9%)
.........................................................................................................................
           434,200   BJ Services Co. (NON)                                                                    14,710,696
.........................................................................................................................
            59,700   Cooper Cameron Corp. (NON)                                                                2,890,674
.........................................................................................................................
           105,000   Diamond Offshore Drilling, Inc.                                                           2,992,500
.........................................................................................................................
           407,300   ENSCO International, Inc.                                                                11,102,998
.........................................................................................................................
           553,162   GlobalSantaFe Corp.                                                                      15,128,981
.........................................................................................................................
           465,200   Nabor Industries, Ltd. (Barbardos) (NON)                                                 16,421,560
.........................................................................................................................
           328,200   National-Oilwell, Inc. (NON)                                                              6,908,610
.........................................................................................................................
           304,200   Patterson-UTI Energy, Inc. (NON)                                                          8,587,566
.........................................................................................................................
            71,000   Smith International, Inc. (NON)                                                           4,841,490
.........................................................................................................................
            66,700   Transocean Sedco Forex, Inc.                                                              2,077,705
.........................................................................................................................
           116,000   Weatherford Intl., Ltd. (NON)                                                             5,011,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              90,673,980
------------------------------------------------------------------------------------------------------------------------
Financial (1.1%)
.........................................................................................................................
           169,140   Citigroup, Inc.                                                                           6,554,175
.........................................................................................................................
           172,659   Fannie Mae                                                                               12,733,601
.........................................................................................................................
            59,400   SLM Corp.                                                                                 5,755,860
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,043,636
------------------------------------------------------------------------------------------------------------------------
Food (0.5%)
.........................................................................................................................
           115,020   Kraft Foods, Inc. Class A                                                                 4,710,069
.........................................................................................................................
           247,500   Krispy Kreme Doughnuts, Inc. (NON)                                                        7,967,025
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,677,094
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.4%)
.........................................................................................................................
           359,000   Harrah's Entertainment, Inc. (NON)                                                       15,921,650
.........................................................................................................................
           247,600   International Game Technology (NON)                                                      14,038,920
.........................................................................................................................
            61,700   MGM Mirage, Inc. (NON)                                                                    2,082,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,042,945
------------------------------------------------------------------------------------------------------------------------
Health Care Services (8.0%)
.........................................................................................................................
           509,100   AdvancePCS (NON)                                                                         12,187,854
.........................................................................................................................
           395,924   AmerisourceBergen Corp.                                                                  30,090,224
.........................................................................................................................
           214,100   Anthem, Inc. (NON)                                                                       14,447,468
.........................................................................................................................
            40,300   Cardinal Health, Inc.                                                                     2,474,823
.........................................................................................................................
         1,183,600   Caremark Rx, Inc. (NON)                                                                  19,529,400
.........................................................................................................................
           452,300   Community Health Systems, Inc. (NON)                                                     12,121,640
.........................................................................................................................
           206,500   Express Scripts, Inc. Class A (NON)                                                      10,347,715
.........................................................................................................................
           178,640   HCA, Inc.                                                                                 8,485,400
.........................................................................................................................
           750,500   Health Management Assoc., Inc. (NON)                                                     15,122,575
.........................................................................................................................
           136,500   Health Net, Inc. (NON)                                                                    3,654,105
.........................................................................................................................
           385,400   Laboratory Corporation of
                     America Holdings (NON)                                                                   17,593,510
.........................................................................................................................
           244,200   Quest Diagnostics, Inc. (NON)                                                            21,013,410
.........................................................................................................................
            63,300   Trigon Healthcare, Inc. (NON)                                                             6,366,714
.........................................................................................................................
           137,760   UnitedHealth Group, Inc.                                                                 12,611,928
.........................................................................................................................
            28,300   Universal Health Services, Inc. Class B (NON)                                             1,386,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                             187,433,466
------------------------------------------------------------------------------------------------------------------------
Insurance (1.6%)
.........................................................................................................................
            58,200   ACE, Ltd. (Bermuda)                                                                       1,839,120
.........................................................................................................................
            46,600   AMBAC Financial Group, Inc.                                                               3,131,520
.........................................................................................................................
           219,000   American International Group, Inc.                                                       14,942,370
.........................................................................................................................
            31,800   Everest Re Group, Ltd. (Barbardos)                                                        1,779,210
.........................................................................................................................
            59,100   Gallagher, Arthur J. & Co.                                                                2,047,815
.........................................................................................................................
            34,200   Progressive Corp. (The)                                                                   1,978,470
.........................................................................................................................
           299,000   Willis Group Holdings, Ltd. (United
                     Kingdom) (NON)                                                                            9,840,090
.........................................................................................................................
            34,860   XL Capital, Ltd. Class A (Bermuda)                                                        2,952,642
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,511,237
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.5%)
.........................................................................................................................
            20,900   Affiliated Managers Group (NON)                                                           1,285,350
.........................................................................................................................
            38,800   Bear Stearns Companies, Inc. (The)                                                        2,374,560
.........................................................................................................................
           478,200   Charles Schwab Corp. (The)                                                                5,355,840
.........................................................................................................................
           126,700   Federated Investors, Inc.                                                                 4,380,019
.........................................................................................................................
           221,300   Franklin Resources, Inc.                                                                  9,436,232
.........................................................................................................................
            58,700   Investment Technology Group, Inc. (NON)                                                   1,919,490
.........................................................................................................................
            30,600   Legg Mason, Inc.                                                                          1,509,804
.........................................................................................................................
           146,280   Merrill Lynch & Company, Inc.                                                             5,924,340
.........................................................................................................................
            54,000   T Rowe Price Group, Inc.                                                                  1,775,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,961,155
------------------------------------------------------------------------------------------------------------------------
Leisure (0.2%)
.........................................................................................................................
            69,300   Harley-Davidson, Inc.                                                                     3,553,011
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
.........................................................................................................................
           312,180   Cendant Corp. (NON)                                                                       4,957,418
.........................................................................................................................
           105,930   Four Seasons Hotels, Inc. (Canada)                                                        4,968,117
.........................................................................................................................
           155,100   Host Marriott Corp.                                                                       1,752,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,678,165
------------------------------------------------------------------------------------------------------------------------
Machinery (0.1%)
.........................................................................................................................
            36,400   Ingersoll-Rand Co. Class A (Bermuda)                                                      1,662,024
------------------------------------------------------------------------------------------------------------------------
Media (5.1%)
.........................................................................................................................
           132,500   Charter Communications, Inc. Class A (NON)                                                  540,600
.........................................................................................................................
            94,560   Comcast Corp. Class A (NON)                                                               2,254,310
.........................................................................................................................
           227,340   Echostar Communications Corp.
                     Class A (NON)                                                                             4,219,430
.........................................................................................................................
           427,800   Entercom Communications Corp. (NON)                                                      19,636,020
.........................................................................................................................
            66,200   Hispanic Broadcasting Corp. (NON)                                                         1,727,820
.........................................................................................................................
            89,600   Interpublic Group Companies, Inc.                                                         2,218,496
.........................................................................................................................
           711,300   Lamar Advertising Co. (NON)                                                              26,467,473
.........................................................................................................................
           428,800   Radio One, Inc. Class D (NON)                                                             6,376,256
.........................................................................................................................
            52,000   Tribune Co.                                                                               2,262,000
.........................................................................................................................
           105,840   Univision Communications, Inc.
                     Class A (NON)                                                                             3,323,376
.........................................................................................................................
           170,700   USA Networks, Inc. (NON)                                                                  4,002,915
.........................................................................................................................
           280,071   Viacom, Inc. Class B (NON)                                                               12,426,750
.........................................................................................................................
         1,011,900   Westwood One, Inc. (NON)                                                                 33,817,698
------------------------------------------------------------------------------------------------------------------------
                                                                                                             119,273,144
------------------------------------------------------------------------------------------------------------------------
Medical Technology (4.3%)
.........................................................................................................................
         1,354,600   Apogent Technologies, Inc. (NON)                                                         27,864,122
.........................................................................................................................
           527,600   Biomet, Inc.                                                                             14,308,512
.........................................................................................................................
            74,400   Charles River Laboratories
                     International, Inc. (NON)                                                                 2,607,720
.........................................................................................................................
           104,400   Cytyc Corp. (NON)                                                                           795,528
.........................................................................................................................
            92,400   Guidant Corp. (NON)                                                                       2,793,252
.........................................................................................................................
           315,140   Medtronic, Inc.                                                                          13,503,749
.........................................................................................................................
            86,600   St. Jude Medical, Inc. (NON)                                                              6,395,410
.........................................................................................................................
            90,600   Stryker Corp.                                                                             4,848,006
.........................................................................................................................
           163,100   Varian Medical Systems, Inc. (NON)                                                        6,613,705
.........................................................................................................................
           595,400   Zimmer Holdings, Inc. (NON)                                                              21,231,964
------------------------------------------------------------------------------------------------------------------------
                                                                                                             100,961,968
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.2%)
.........................................................................................................................
            53,860   Dynegy, Inc. Class A                                                                        387,792
.........................................................................................................................
           117,100   Kinder Morgan, Inc.                                                                       4,452,142
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,839,934
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.5%)
.........................................................................................................................
            82,500   Burlington Resources, Inc.                                                                3,135,000
.........................................................................................................................
           103,600   EOG Resources, Inc.                                                                       4,112,920
.........................................................................................................................
            30,400   Kerr-McGee Corp.                                                                          1,627,920
.........................................................................................................................
            51,500   Murphy Oil Corp.                                                                          4,248,750
.........................................................................................................................
           525,500   Noble Corp. (NON)                                                                        20,284,300
.........................................................................................................................
            25,100   Valero Energy Corp.                                                                         939,242
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,348,132
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (7.0%)
.........................................................................................................................
           179,100   Abbott Laboratories                                                                       6,743,115
.........................................................................................................................
           336,854   Allergan, Inc.                                                                           22,485,005
.........................................................................................................................
           176,450   Andrx Group (NON)                                                                         4,758,857
.........................................................................................................................
            66,000   Barr Laboratories, Inc. (NON)                                                             4,192,980
.........................................................................................................................
            30,200   Biovail Corp. (Canada) (NON)                                                                874,592
.........................................................................................................................
           498,400   Cephalon, Inc. (NON)                                                                     22,527,680
.........................................................................................................................
           210,000   Enzon, Inc. (NON)                                                                         5,275,200
.........................................................................................................................
            44,800   Forest Laboratories, Inc. (NON)                                                           3,171,840
.........................................................................................................................
           111,900   IVAX Corp. (NON)                                                                          1,208,520
.........................................................................................................................
           338,600   Johnson & Johnson                                                                        17,695,236
.........................................................................................................................
           678,885   King Pharmaceuticals, Inc. (NON)                                                         15,105,191
.........................................................................................................................
           160,840   Lilly (Eli) & Co.                                                                         9,071,376
.........................................................................................................................
            57,800   Medicis Pharmaceutical Corp. Class A (NON)                                                2,471,528
.........................................................................................................................
           195,300   Merck & Company, Inc.                                                                     9,889,992
.........................................................................................................................
           914,500   Pfizer, Inc.                                                                             32,007,500
.........................................................................................................................
           275,100   Shire Pharmaceuticals Group PLC
                     ADR (United Kingdom) (NON)                                                                7,100,331
------------------------------------------------------------------------------------------------------------------------
                                                                                                             164,578,943
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.1%)
.........................................................................................................................
           202,300   Mirant Corp. (NON)                                                                        1,476,790
------------------------------------------------------------------------------------------------------------------------
Railroads (0.1%)
.........................................................................................................................
            87,100   Norfolk Southern Corp.                                                                    2,036,398
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.4%)
.........................................................................................................................
            62,550   Applebee's International, Inc.                                                            1,423,638
.........................................................................................................................
         1,142,800   Starbucks Corp. (NON)                                                                    28,398,580
.........................................................................................................................
            61,100   Wendy's International, Inc.                                                               2,433,613
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,255,831
------------------------------------------------------------------------------------------------------------------------
Retail (11.6%)
.........................................................................................................................
           435,300   AutoZone, Inc. (NON)                                                                     33,648,690
.........................................................................................................................
           948,900   Bed Bath & Beyond, Inc. (NON)                                                            35,811,486
.........................................................................................................................
           166,150   Best Buy Companies, Inc. (NON)                                                            6,031,245
.........................................................................................................................
            49,800   Coach, Inc. (NON)                                                                         2,734,020
.........................................................................................................................
            59,300   Columbia Sportswear Co. (NON)                                                             1,897,541
.........................................................................................................................
         1,017,300   Dollar Tree Stores, Inc. (NON)                                                           40,091,791
.........................................................................................................................
           687,100   Family Dollar Stores, Inc.                                                               24,220,275
.........................................................................................................................
           555,900   Foot Locker, Inc. (NON)                                                                   8,032,755
.........................................................................................................................
           142,020   Home Depot, Inc. (The)                                                                    5,216,395
.........................................................................................................................
            53,640   Kohl's Corp. (NON)                                                                        3,759,091
.........................................................................................................................
           347,880   Lowe's Companies, Inc.                                                                   15,793,752
.........................................................................................................................
           641,000   Office Depot, Inc. (NON)                                                                 10,768,800
.........................................................................................................................
            53,300   Pier 1 Imports, Inc.                                                                      1,119,300
.........................................................................................................................
            61,800   Ross Stores, Inc.                                                                         2,518,350
.........................................................................................................................
           795,000   Staples, Inc. (NON)                                                                      15,661,500
.........................................................................................................................
            76,500   Talbots, Inc. (The)                                                                       2,677,500
.........................................................................................................................
         1,289,800   TJX Companies, Inc. (The)                                                                25,292,978
.........................................................................................................................
           379,880   Wal-Mart Stores, Inc.                                                                    20,897,199
.........................................................................................................................
           135,300   Walgreen Co.                                                                              5,226,639
.........................................................................................................................
           225,900   Whole Foods Market, Inc. (NON)                                                           10,892,898
------------------------------------------------------------------------------------------------------------------------
                                                                                                             272,292,205
------------------------------------------------------------------------------------------------------------------------
Schools (0.7%)
.........................................................................................................................
           325,350   Apollo Group, Inc. Class A (NON)                                                         12,825,297
.........................................................................................................................
            76,700   Career Education Corp. (NON)                                                              3,451,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,276,797
------------------------------------------------------------------------------------------------------------------------
Semiconductor (2.5%)
.........................................................................................................................
           461,700   ASM Lithography Holdings NV
                     (Netherlands) (NON)                                                                       6,980,904
.........................................................................................................................
           478,807   KLA-Tencor Corp. (NON)                                                                   21,062,720
.........................................................................................................................
           582,300   LAM Research Corp. (NON)                                                                 10,469,754
.........................................................................................................................
           400,500   Novellus Systems, Inc. (NON)                                                             13,617,000
.........................................................................................................................
           299,600   Teradyne, Inc. (NON)                                                                      7,040,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              59,170,978
------------------------------------------------------------------------------------------------------------------------
Shipping (0.5%)
.........................................................................................................................
           120,800   C.H. Robinson Worldwide, Inc.                                                             4,050,424
.........................................................................................................................
           186,800   Expeditors International of
                     Washington, Inc.                                                                          6,194,288
.........................................................................................................................
            42,100   Ryder System, Inc.                                                                        1,140,489
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,385,201
------------------------------------------------------------------------------------------------------------------------
Software (7.2%)
.........................................................................................................................
           259,700   Adobe Systems, Inc.                                                                       7,401,450
.........................................................................................................................
            40,700   Advent Software, Inc. (NON)                                                               1,045,990
.........................................................................................................................
           130,700   Amdocs, Ltd. (Guernsey) (NON)                                                               986,785
.........................................................................................................................
            92,800   BEA Systems, Inc. (NON)                                                                     882,528
.........................................................................................................................
           264,900   Cadence Design Systems, Inc. (NON)                                                        4,270,188
.........................................................................................................................
           400,400   Cognos, Inc. (Canada) (NON)                                                               8,884,876
.........................................................................................................................
           444,000   Electronic Arts, Inc. (NON)                                                              29,326,200
.........................................................................................................................
           105,000   Internet Security Systems, Inc. (NON)                                                     1,377,600
.........................................................................................................................
           103,100   Intuit, Inc. (NON)                                                                        5,126,132
.........................................................................................................................
           105,100   J.D. Edwards & Co. (NON)                                                                  1,276,965
.........................................................................................................................
           160,000   Manugistics Group, Inc. (NON)                                                               977,600
.........................................................................................................................
           103,300   Mercury Interactive Corp. (NON)                                                           2,371,768
.........................................................................................................................
           625,960   Microsoft Corp. (NON)                                                                    34,240,012
.........................................................................................................................
           372,300   NETIQ Corp. (NON)                                                                         8,425,149
.........................................................................................................................
           620,091   Network Associates, Inc. (NON)                                                           11,949,154
.........................................................................................................................
           285,880   Oracle Corp. (NON)                                                                        2,707,284
.........................................................................................................................
           326,700   PeopleSoft, Inc. (NON)                                                                    4,861,296
.........................................................................................................................
           329,700   Quest Software, Inc. (NON)                                                                4,790,541
.........................................................................................................................
           164,900   Retek, Inc. (NON)                                                                         4,007,070
.........................................................................................................................
            84,500   Siebel Systems, Inc. (NON)                                                                1,201,590
.........................................................................................................................
           561,900   Symantec Corp. (NON)                                                                     18,458,415
.........................................................................................................................
            60,200   Synopsys, Inc. (NON)                                                                      3,299,562
.........................................................................................................................
           373,300   TIBCO Software, Inc. (NON)                                                                2,075,548
.........................................................................................................................
           293,445   VERITAS Software Corp. (NON)                                                              5,807,277
.........................................................................................................................
           288,300   webMethods, Inc. (NON)                                                                    2,854,170
------------------------------------------------------------------------------------------------------------------------
                                                                                                             168,605,150
------------------------------------------------------------------------------------------------------------------------
Staffing (0.1%)
.........................................................................................................................
            52,800   Hewitt Associates, Inc. Class A (NON)                                                     1,230,240
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.8%)
.........................................................................................................................
           494,100   CenturyTel, Inc.                                                                         14,575,950
.........................................................................................................................
           114,200   Earthlink, Inc. (NON)                                                                       757,146
.........................................................................................................................
            33,000   Telephone and Data Systems, Inc.                                                          1,998,150
.........................................................................................................................
           654,200   Time Warner Telecom, Inc. Class A (NON)                                                   1,099,056
.........................................................................................................................
           122,000   Western Wireless Corp. Class A (NON)                                                        390,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,820,702
------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
.........................................................................................................................
            69,500   Jones Apparel Group, Inc. (NON)                                                           2,606,250
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.6%)
.........................................................................................................................
           322,960   Philip Morris Companies, Inc.                                                            14,106,893
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (--%)
.........................................................................................................................
            21,450   PACCAR, Inc.                                                                                952,166
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $2,676,485,908)                                                                $2,317,353,239
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) (a)
(cost $575,512)
------------------------------------------------------------------------------------------------------------------------
Contract Amount                                                                               Strike Price         Value
.........................................................................................................................
            83,650   Andrx Group (Call)                                                      Dec. 02/36.00
                                                                                                       USD      $338,339
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.4%) (a) (cost $33,817,070)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $33,817,070   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                     $33,817,070
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $2,710,878,490) (b)                                                            $2,351,508,648
------------------------------------------------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2002 (Unaudited)
(premiums received $352,538)
------------------------------------------------------------------------------
                                               Expiration Date/         Market
Contract Amounts                                   Strike Price          Value
...............................................................................
            83,650   Andrx Group (Put)        Dec 02/ 25.00 USD       $464,817
...............................................................................
            20,178   Capital OneFinancial
                     Corp. (Call)             Aug 02/ 65.00 USD         46,611
...............................................................................
            13,590   IDEC Pharmaceuticals
                     Corp. (Put)             July 02/ 31.51 USD         20,646
...............................................................................
            57,500   Oracle Corp. (Put)       July 02/ 8.85 USD         19,723
...............................................................................
            13,776   UnitedHealth
                     Group, Inc. (Call)      July 02/ 95.00 USD         22,042
------------------------------------------------------------------------------
                                                                      $573,839
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT New Value Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (95.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (2.9%)
.........................................................................................................................
           145,300   Boeing Co. (The)                                                                         $6,538,500
.........................................................................................................................
            51,200   Lockheed Martin Corp.                                                                     3,558,400
.........................................................................................................................
           229,300   Rockwell Collins, Inc.                                                                    6,287,406
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,384,306
------------------------------------------------------------------------------------------------------------------------
Automotive (0.9%)
.........................................................................................................................
           116,900   Lear Corp. (NON)                                                                          5,406,625
------------------------------------------------------------------------------------------------------------------------
Banking (14.1%)
.........................................................................................................................
           185,700   Bank of America Corp.                                                                    13,065,852
.........................................................................................................................
           180,000   Charter One Financial, Inc.                                                               6,188,400
.........................................................................................................................
           123,200   Comerica, Inc.                                                                            7,564,480
.........................................................................................................................
           101,500   M&T Bank Corp.                                                                            8,704,640
.........................................................................................................................
           454,800   Sovereign Bancorp, Inc.                                                                   6,799,260
.........................................................................................................................
           790,200   U.S. Bancorp                                                                             18,451,170
.........................................................................................................................
           233,000   Wachovia Corp.                                                                            8,895,940
.........................................................................................................................
           204,000   Wells Fargo & Co.                                                                        10,212,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                              79,881,982
------------------------------------------------------------------------------------------------------------------------
Beverage (0.5%)
.........................................................................................................................
            93,000   Pepsi Bottling Group, Inc. (The)                                                          2,864,400
------------------------------------------------------------------------------------------------------------------------
Chemicals (3.7%)
.........................................................................................................................
           188,200   Avery Dennison Corp.                                                                     11,809,550
.........................................................................................................................
           514,200   Hercules, Inc. (NON)                                                                      5,964,720
.........................................................................................................................
            86,500   Rohm & Haas Co.                                                                           3,502,385
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,276,655
------------------------------------------------------------------------------------------------------------------------
Coal (1.5%)
.........................................................................................................................
           250,800   Arch Coal, Inc.                                                                           5,695,668
.........................................................................................................................
           109,300   Peabody Energy Corp.                                                                      3,093,190
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,788,858
------------------------------------------------------------------------------------------------------------------------
Computers (2.4%)
.........................................................................................................................
           882,976   Hewlett-Packard Co.                                                                      13,491,873
------------------------------------------------------------------------------------------------------------------------
Conglomerates (5.5%)
.........................................................................................................................
             5,600   Berkshire Hathaway, Inc. Class B (NON)                                                   12,510,400
.........................................................................................................................
         1,385,000   Tyco International, Ltd. (Bermuda)                                                       18,711,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,221,750
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.5%)
.........................................................................................................................
           120,000   Household International, Inc.                                                             5,964,000
.........................................................................................................................
           454,800   Providian Financial Corp.                                                                 2,674,224
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,638,224
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
.........................................................................................................................
           102,000   Fortune Brands, Inc.                                                                      5,712,000
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.8%)
.........................................................................................................................
           957,600   Service Corp. International (NON)                                                         4,625,208
------------------------------------------------------------------------------------------------------------------------
Containers (0.4%)
.........................................................................................................................
           173,700   Owens-Illinois, Inc. (NON)                                                                2,386,638
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (4.3%)
.........................................................................................................................
           389,700   Edison International (NON)                                                                6,624,900
.........................................................................................................................
           144,700   Entergy Corp.                                                                             6,141,068
.........................................................................................................................
           190,000   FirstEnergy Corp.                                                                         6,342,200
.........................................................................................................................
            98,600   Progress Energy, Inc.                                                                     5,128,186
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,236,354
------------------------------------------------------------------------------------------------------------------------
Electronics (0.9%)
.........................................................................................................................
           374,000   Motorola, Inc.                                                                            5,393,080
------------------------------------------------------------------------------------------------------------------------
Energy (0.9%)
.........................................................................................................................
           159,700   BJ Services Co. (NON)                                                                     5,410,636
------------------------------------------------------------------------------------------------------------------------
Financial (4.9%)
.........................................................................................................................
           582,000   Citigroup, Inc.                                                                          22,552,500
.........................................................................................................................
            76,500   Fannie Mae                                                                                5,641,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,194,375
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.5%)
.........................................................................................................................
           144,700   CIGNA Corp.                                                                              14,096,674
------------------------------------------------------------------------------------------------------------------------
Insurance (3.1%)
.........................................................................................................................
           300,700   ACE, Ltd. (Bermuda)                                                                       9,502,120
.........................................................................................................................
            93,500   XL Capital, Ltd. Class A (Bermuda)                                                        7,919,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,421,570
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (4.0%)
.........................................................................................................................
           349,900   JPMorgan Chase & Co.                                                                     11,868,608
.........................................................................................................................
            94,100   Lehman Brothers Holdings, Inc.                                                            5,883,132
.........................................................................................................................
           111,200   Morgan Stanley Dean Witter & Co.                                                          4,790,496
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,542,236
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
.........................................................................................................................
           132,700   Royal Caribbean Cruises, Ltd.                                                             2,587,650
------------------------------------------------------------------------------------------------------------------------
Machinery (1.0%)
.........................................................................................................................
           129,500   Ingersoll-Rand Co. Class A (Bermuda)                                                      5,912,970
------------------------------------------------------------------------------------------------------------------------
Media (2.2%)
.........................................................................................................................
         1,265,000   Liberty Media Corp. Class A (NON)                                                        12,650,000
------------------------------------------------------------------------------------------------------------------------
Metals (0.6%)
.........................................................................................................................
            80,900   Phelps Dodge Corp.                                                                        3,333,080
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.6%)
.........................................................................................................................
           549,000   Dynegy, Inc. Class A                                                                      3,952,800
.........................................................................................................................
           256,000   El Paso Corp.                                                                             5,276,160
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,228,960
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.9%)
.........................................................................................................................
           218,600   Conoco, Inc.                                                                              6,077,080
.........................................................................................................................
           394,000   Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                            21,776,380
.........................................................................................................................
           159,200   Unocal Corp.                                                                              5,880,848
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,734,308
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (2.4%)
.........................................................................................................................
           233,700   Boise Cascade Corp.                                                                       8,069,661
.........................................................................................................................
           370,200   Smurfit-Stone Container Corp. (NON)                                                       5,708,484
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,778,145
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (3.7%)
.........................................................................................................................
           298,800   Merck & Company, Inc.                                                                    15,131,232
.........................................................................................................................
           236,000   Schering-Plough Corp.                                                                     5,805,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,936,832
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (1.9%)
.........................................................................................................................
         1,514,000   Xerox Corp. (NON)                                                                        10,552,580
------------------------------------------------------------------------------------------------------------------------
Railroads (3.0%)
.........................................................................................................................
           323,000   Norfolk Southern Corp.                                                                    7,551,740
.........................................................................................................................
           155,000   Union Pacific Corp.                                                                       9,808,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,360,140
------------------------------------------------------------------------------------------------------------------------
Real Estate (1.0%)
.........................................................................................................................
           151,000   Boston Properties, Inc. (R)                                                               6,032,450
------------------------------------------------------------------------------------------------------------------------
Regional Bells (2.2%)
.........................................................................................................................
           406,800   SBC Communications, Inc.                                                                 12,407,400
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.1%)
.........................................................................................................................
           245,400   Darden Restaurants, Inc.                                                                  6,061,380
------------------------------------------------------------------------------------------------------------------------
Retail (5.9%)
.........................................................................................................................
           142,800   Federated Department Stores, Inc. (NON)                                                   5,669,160
.........................................................................................................................
           474,400   JC Penney Company, Inc.                                                                  10,446,288
.........................................................................................................................
           305,100   Limited Brands, Inc.                                                                      6,498,630
.........................................................................................................................
         2,256,000   Rite Aid Corp. (NON)                                                                      5,301,600
.........................................................................................................................
           290,000   Staples, Inc. (NON)                                                                       5,713,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,628,678
------------------------------------------------------------------------------------------------------------------------
Software (1.0%)
.........................................................................................................................
           355,000   Computer Associates International, Inc.                                                   5,640,950
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.5%)
.........................................................................................................................
         1,018,000   Qwest Communications
                     International, Inc. (NON)                                                                 2,850,400
.........................................................................................................................
           552,700   Sprint Corp. (FON Group)                                                                  5,864,147
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,714,547
------------------------------------------------------------------------------------------------------------------------
Tobacco (3.0%)
.........................................................................................................................
           394,000   Philip Morris Companies, Inc.                                                            17,209,920
------------------------------------------------------------------------------------------------------------------------
Waste Management (1.6%)
.........................................................................................................................
           466,800   Republic Services, Inc. (NON)                                                             8,901,876
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $574,065,154)                                                                    $546,645,310
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (2.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
           207,000   General Motors Corp. $1.31 cv. pfd.                                                      $5,433,750
.........................................................................................................................
             5,700   Hercules Trust II 6.50% cum. cv. pfd.                                                     3,363,000
.........................................................................................................................
            44,000   Xerox Corp. 144A $3.75 cv. pfd.                                                           2,398,000
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $11,070,483)                                                                      $11,194,750
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $640,000   Computer Associates International,
                     Inc. 144A cv. sr. notes 5s, 2007                                                           $639,200
.........................................................................................................................
         2,300,000   Providian Financial Corp. cv. sr.
                     notes 3 1/4s, 2005                                                                        1,584,125
.........................................................................................................................
         2,060,000   Service Corp. International cv. sub.
                     notes 6 3/4s, 2008                                                                        2,029,100
.........................................................................................................................
         5,100,000   Xerox Corp. cv. sub. deb. 0.57s, 2018                                                     3,034,500
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $5,829,881)                                                                        $7,286,925
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $6,989,415   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1, 2002
                     to August 26, 2002 (d)                                                                   $6,985,168
.........................................................................................................................
         9,240,055   Short-term investments held in
                     Putnam commingled cash account
                     with yields ranging from 1.74% to
                     1.83% and due dates ranging from
                     July 1, 2002 to August 27, 2002 (d)                                                       9,240,055
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $16,225,223)                                                                      $16,225,223
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $607,190,741) (b)                                                                $581,352,208
------------------------------------------------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT OTC & Emerging Growth Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (98.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (1.2%)
.........................................................................................................................
            27,000   L-3 Communications Holdings, Inc. (NON)                                                  $1,458,000
------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
.........................................................................................................................
             5,600   JetBlue Airways Corp. (NON)                                                                 255,136
------------------------------------------------------------------------------------------------------------------------
Automotive (1.5%)
.........................................................................................................................
            14,700   Advance Auto Parts, Inc. (NON)                                                              801,297
.........................................................................................................................
            15,000   Gentex Corp. (NON)                                                                          412,050
.........................................................................................................................
             5,300   SPX Corp. (NON)                                                                             622,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,836,097
------------------------------------------------------------------------------------------------------------------------
Banking (2.8%)
.........................................................................................................................
             1,500   Commerce Bancorp, Inc.                                                                       66,300
.........................................................................................................................
            21,600   Greater Bay Bancorp                                                                         664,416
.........................................................................................................................
            13,000   New York Community Bancorp, Inc.                                                            346,840
.........................................................................................................................
            13,300   North Fork Bancorporation, Inc.                                                             529,473
.........................................................................................................................
            32,300   TCF Financial Corp.                                                                       1,585,930
.........................................................................................................................
             2,400   Zions Bancorporation                                                                        125,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,317,999
------------------------------------------------------------------------------------------------------------------------
Biotechnology (5.1%)
.........................................................................................................................
            17,000   Celgene Corp. (NON)                                                                         260,100
.........................................................................................................................
            41,800   Gilead Sciences, Inc. (NON)                                                               1,374,384
.........................................................................................................................
            14,500   IDEC Pharmaceuticals Corp. (NON)                                                            514,025
.........................................................................................................................
            39,300   ILEX Oncology, Inc. (NON)                                                                   553,737
.........................................................................................................................
            31,800   InterMune, Inc. (NON)                                                                       670,980
.........................................................................................................................
            11,300   Invitrogen Corp. (NON)                                                                      361,713
.........................................................................................................................
            58,600   Ligand Pharmaceuticals, Inc. Class B (NON)                                                  849,700
.........................................................................................................................
            22,840   QIAGEN NV (Netherlands) (NON)                                                               266,086
.........................................................................................................................
            39,000   Scios, Inc. (NON)                                                                         1,193,790
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,044,515
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.6%)
.........................................................................................................................
            39,090   CDW Computer Centers, Inc. (NON)                                                          1,829,803
.........................................................................................................................
            13,333   Choicepoint, Inc. (NON)                                                                     606,252
.........................................................................................................................
            21,600   Corporate Executive Board Co. (The) (NON)                                                   739,800
.........................................................................................................................
            25,680   TMP Worldwide, Inc. (NON)                                                                   552,120
.........................................................................................................................
            13,000   Weight Watchers International, Inc. (NON)                                                   564,720
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,292,695
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.0%)
.........................................................................................................................
            55,000   Extreme Networks, Inc. (NON)                                                                554,950
.........................................................................................................................
            32,000   Polycom, Inc. (NON)                                                                         383,680
.........................................................................................................................
            26,600   Riverstone Networks, Inc. (NON)                                                              83,258
.........................................................................................................................
           100,800   Sonus Networks, Inc. (NON)                                                                  203,616
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,225,504
------------------------------------------------------------------------------------------------------------------------
Computer Hardware (3.7%)
.........................................................................................................................
            69,360   Emulex Corp. (NON)                                                                        1,561,294
.........................................................................................................................
            13,900   McDATA Corp. Class A (NON)                                                                  122,459
.........................................................................................................................
            26,700   Network Appliance, Inc. (NON)                                                               332,148
.........................................................................................................................
            63,253   QLogic Corp. (NON)                                                                        2,409,939
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,425,840
------------------------------------------------------------------------------------------------------------------------
Computer Services (2.0%)
.........................................................................................................................
            46,400   BISYS Group, Inc. (The) (NON)                                                             1,545,120
.........................................................................................................................
            52,790   KPMG Consulting, Inc. (NON)                                                                 784,459
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,329,579
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.7%)
.........................................................................................................................
            29,300   AmeriCredit Corp. (NON)                                                                     821,865
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
.........................................................................................................................
            42,100   Yankee Candle Company, Inc. (The) (NON)                                                   1,140,489
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.7%)
.........................................................................................................................
            25,400   Willis Group Holdings, Ltd.
                     (United Kingdom) (NON)                                                                      835,914
------------------------------------------------------------------------------------------------------------------------
Distribution (0.2%)
.........................................................................................................................
             8,000   Performance Food Group Co. (NON)                                                            270,880
------------------------------------------------------------------------------------------------------------------------
Electronics (10.6%)
.........................................................................................................................
            71,790   Applied Micro Circuits Corp. (NON)                                                          339,567
.........................................................................................................................
            15,900   Brooks-PRI Automation, Inc. (NON)                                                           406,404
.........................................................................................................................
             7,990   Celestica, Inc. (Canada) (NON)                                                              181,453
.........................................................................................................................
            87,600   Centillium Communications, Inc. (NON)                                                       763,872
.........................................................................................................................
            16,100   Emcore Corp. (NON)                                                                           96,600
.........................................................................................................................
            66,700   Exar Corp. (NON)                                                                          1,315,324
.........................................................................................................................
            66,390   Integrated Device Technology, Inc. (NON)                                                  1,204,315
.........................................................................................................................
            50,100   Intersil Corp. Class A (NON)                                                              1,071,138
.........................................................................................................................
            93,440   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                           1,858,522
.........................................................................................................................
            22,000   National Semiconductor Corp. (NON)                                                          641,740
.........................................................................................................................
            84,000   PMC - Sierra, Inc. (NON)                                                                    778,680
.........................................................................................................................
            64,900   RF Micro Devices, Inc. (NON)                                                                494,538
.........................................................................................................................
            34,500   Semtech Corp. (NON)                                                                         921,150
.........................................................................................................................
            58,150   Silicon Laboratories, Inc. (NON)                                                          1,627,619
.........................................................................................................................
            72,170   Skyworks Solutions, Inc. (NON)                                                              400,544
.........................................................................................................................
            18,300   Varian Semiconductor Equipment (NON)                                                        620,919
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,722,385
------------------------------------------------------------------------------------------------------------------------
Energy (6.0%)
.........................................................................................................................
            34,500   BJ Services Co. (NON)                                                                     1,168,860
.........................................................................................................................
             9,200   Cooper Cameron Corp. (NON)                                                                  445,464
.........................................................................................................................
            43,200   ENSCO International, Inc.                                                                 1,177,632
.........................................................................................................................
            25,500   GlobalSantaFe Corp.                                                                         697,425
.........................................................................................................................
            30,400   Nabor Industries, Ltd. (Barbardos) (NON)                                                  1,073,120
.........................................................................................................................
             3,800   National-Oilwell, Inc. (NON)                                                                 79,990
.........................................................................................................................
            25,000   Patterson-UTI Energy, Inc. (NON)                                                            705,750
.........................................................................................................................
             7,200   Smith International, Inc. (NON)                                                             490,968
.........................................................................................................................
            39,000   Varco International, Inc. (NON)                                                             684,060
.........................................................................................................................
            15,000   Weatherford Intl., Ltd. (NON)                                                               648,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,171,269
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.5%)
.........................................................................................................................
            16,100   International Speedway Corp. Class A                                                        645,610
------------------------------------------------------------------------------------------------------------------------
Food (0.6%)
.........................................................................................................................
            23,880   Krispy Kreme Doughnuts, Inc. (NON)                                                          768,697
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.1%)
.........................................................................................................................
            23,000   Harrah's Entertainment, Inc. (NON)                                                        1,020,050
.........................................................................................................................
             6,100   International Game Technology (NON)                                                         345,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,365,920
------------------------------------------------------------------------------------------------------------------------
Health Care Services (8.4%)
.........................................................................................................................
            20,900   Accredo Health, Inc. (NON)                                                                  964,326
.........................................................................................................................
            50,400   AdvancePCS (NON)                                                                          1,206,576
.........................................................................................................................
           121,100   Caremark Rx, Inc. (NON)                                                                   1,998,150
.........................................................................................................................
            40,370   Community Health Systems, Inc. (NON)                                                      1,081,916
.........................................................................................................................
            14,900   Cross Country, Inc. (NON)                                                                   563,220
.........................................................................................................................
            49,600   Health Management Assoc., Inc. (NON)                                                        999,440
.........................................................................................................................
             5,600   Henry Schein, Inc. (NON)                                                                    249,200
.........................................................................................................................
             5,400   Laboratory Corporation of
                     America Holdings (NON)                                                                      246,510
.........................................................................................................................
            15,790   LifePoint Hospitals, Inc. (NON)                                                             573,335
.........................................................................................................................
            32,200   Pediatrix Medical Group, Inc. (NON)                                                         805,000
.........................................................................................................................
            23,100   Province Healthcare Co. (NON)                                                               516,516
.........................................................................................................................
            10,100   Quest Diagnostics, Inc. (NON)                                                               869,105
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,073,294
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.7%)
.........................................................................................................................
            14,200   BlackRock, Inc. (NON)                                                                       629,060
.........................................................................................................................
            11,600   Eaton Vance Corp.                                                                           361,920
.........................................................................................................................
            26,800   Federated Investors, Inc.                                                                   926,476
.........................................................................................................................
            41,100   T Rowe Price Group, Inc.                                                                  1,351,368
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,268,824
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.8%)
.........................................................................................................................
            75,900   Extended Stay America, Inc. (NON)                                                         1,231,098
.........................................................................................................................
            18,590   Four Seasons Hotels, Inc. (Canada)                                                          871,871
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,102,969
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.3%)
.........................................................................................................................
            10,600   Roper Industries, Inc.                                                                      395,380
------------------------------------------------------------------------------------------------------------------------
Media (5.3%)
.........................................................................................................................
            73,400   Cumulus Media, Inc. Class A (NON)                                                         1,011,452
.........................................................................................................................
            25,390   Entercom Communications Corp. (NON)                                                       1,165,401
.........................................................................................................................
            35,670   Lamar Advertising Co. (NON)                                                               1,327,281
.........................................................................................................................
            11,500   Lin TV Corp. Class A (NON)                                                                  310,960
.........................................................................................................................
            74,100   Radio One, Inc. Class D (NON)                                                             1,101,867
.........................................................................................................................
            43,100   Westwood One, Inc. (NON)                                                                  1,440,402
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,357,363
------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.7%)
.........................................................................................................................
            35,300   Apogent Technologies, Inc. (NON)                                                            726,121
.........................................................................................................................
            26,290   Charles River Laboratories
                     International, Inc. (NON)                                                                   921,465
.........................................................................................................................
             1,060   Cytyc Corp. (NON)                                                                             8,077
.........................................................................................................................
             8,000   DENTSPLY International, Inc.                                                                295,280
.........................................................................................................................
             5,500   Respironics, Inc. (NON)                                                                     187,275
.........................................................................................................................
            21,200   Varian Medical Systems, Inc. (NON)                                                          859,660
.........................................................................................................................
            38,200   Zimmer Holdings, Inc. (NON)                                                               1,362,212
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,360,090
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
.........................................................................................................................
            11,500   Liquidmetal Technologies (NON)                                                              133,400
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.9%)
.........................................................................................................................
            27,700   Noble Corp. (NON)                                                                         1,069,220
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.7%)
.........................................................................................................................
             8,950   Andrx Group (NON)                                                                           241,382
.........................................................................................................................
            11,790   Cephalon, Inc. (NON)                                                                        532,908
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 774,290
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.9%)
.........................................................................................................................
            45,300   Applebee's International, Inc.                                                            1,031,028
.........................................................................................................................
            21,000   CBRL Group, Inc.                                                                            639,030
.........................................................................................................................
            20,600   P.F. Chang's China Bistro, Inc. (NON)                                                       647,252
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,317,310
------------------------------------------------------------------------------------------------------------------------
Retail (16.6%)
.........................................................................................................................
            28,533   99 Cents Only Stores (NON)                                                                  731,871
.........................................................................................................................
            31,200   AutoZone, Inc. (NON)                                                                      2,411,760
.........................................................................................................................
            52,670   Bed Bath & Beyond, Inc. (NON)                                                             1,987,762
.........................................................................................................................
            11,600   Borders Group, Inc. (NON)                                                                   213,440
.........................................................................................................................
            21,815   Chico's FAS, Inc. (NON)                                                                     792,321
.........................................................................................................................
            23,880   Coach, Inc. (NON)                                                                         1,311,012
.........................................................................................................................
            15,100   Columbia Sportswear Co. (NON)                                                               483,185
.........................................................................................................................
            74,880   Dollar Tree Stores, Inc. (NON)                                                            2,951,021
.........................................................................................................................
            43,200   Family Dollar Stores, Inc.                                                                1,522,800
.........................................................................................................................
            46,800   Foot Locker, Inc. (NON)                                                                     676,260
.........................................................................................................................
            12,500   Hot Topic, Inc. (NON)                                                                       333,875
.........................................................................................................................
            27,000   Michaels Stores, Inc. (NON)                                                               1,053,000
.........................................................................................................................
            19,800   O'Reilly Automotive, Inc. (NON)                                                             545,688
.........................................................................................................................
            45,200   Office Depot, Inc. (NON)                                                                    759,360
.........................................................................................................................
            16,900   Ross Stores, Inc.                                                                           688,675
.........................................................................................................................
            31,669   Staples, Inc. (NON)                                                                         623,879
.........................................................................................................................
             8,400   Tiffany & Co.                                                                               295,680
.........................................................................................................................
            51,400   Too, Inc. (NON)                                                                           1,583,120
.........................................................................................................................
            29,200   Williams-Sonoma, Inc. (NON)                                                                 895,272
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,859,981
------------------------------------------------------------------------------------------------------------------------
Schools (3.4%)
.........................................................................................................................
            26,085   Apollo Group, Inc. Class A (NON)                                                          1,028,271
.........................................................................................................................
            63,680   Career Education Corp. (NON)                                                              2,865,600
.........................................................................................................................
             5,000   Education Management Corp. (NON)                                                            203,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,097,521
------------------------------------------------------------------------------------------------------------------------
Semiconductor (4.0%)
.........................................................................................................................
            23,800   Credence Systems Corp. (NON)                                                                422,926
.........................................................................................................................
             7,700   Cymer, Inc. (NON)                                                                           269,808
.........................................................................................................................
            18,490   KLA-Tencor Corp. (NON)                                                                      813,375
.........................................................................................................................
            59,580   LAM Research Corp. (NON)                                                                  1,071,248
.........................................................................................................................
            34,700   LTX Corp. (NON)                                                                             495,516
.........................................................................................................................
            34,090   Novellus Systems, Inc. (NON)                                                              1,159,060
.........................................................................................................................
             8,000   Photon Dynamics, Inc. (NON)                                                                 240,000
.........................................................................................................................
            15,000   Photronics, Inc. (NON)                                                                      284,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,756,033
------------------------------------------------------------------------------------------------------------------------
Shipping (0.1%)
.........................................................................................................................
             2,200   Expeditors International of
                     Washington, Inc.                                                                             72,952
.........................................................................................................................
               800   Heartland Express, Inc. (NON)                                                                19,144
.........................................................................................................................
               100   Landstar Systems, Inc. (NON)                                                                 10,685
.........................................................................................................................
             3,000   Swift Transportation Co., Inc. (NON)                                                         69,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 172,681
------------------------------------------------------------------------------------------------------------------------
Software (5.3%)
.........................................................................................................................
            28,800   Cognos, Inc. (Canada) (NON)                                                                 639,072
.........................................................................................................................
            35,000   Documentum, Inc. (NON)                                                                      420,000
.........................................................................................................................
            10,590   Electronic Arts, Inc. (NON)                                                                 699,470
.........................................................................................................................
            23,400   Internet Security Systems, Inc. (NON)                                                       307,008
.........................................................................................................................
            27,887   NETIQ Corp. (NON)                                                                           631,083
.........................................................................................................................
            51,300   Network Associates, Inc. (NON)                                                              988,551
.........................................................................................................................
            42,200   Quest Software, Inc. (NON)                                                                  613,166
.........................................................................................................................
            19,000   Retek, Inc. (NON)                                                                           461,700
.........................................................................................................................
            16,200   Symantec Corp. (NON)                                                                        532,170
.........................................................................................................................
           104,550   webMethods, Inc. (NON)                                                                    1,035,045
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,327,265
------------------------------------------------------------------------------------------------------------------------
Staffing (0.1%)
.........................................................................................................................
             5,100   Hewitt Associates, Inc. Class A (NON)                                                       118,830
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.2%)
.........................................................................................................................
             7,800   Earthlink, Inc. (NON)                                                                        51,714
.........................................................................................................................
            81,270   Time Warner Telecom, Inc. Class A (NON)                                                     136,534
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 188,248
------------------------------------------------------------------------------------------------------------------------
Textiles (0.2%)
.........................................................................................................................
             5,700   Jones Apparel Group, Inc. (NON)                                                             213,750
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $133,799,519)                                                                    $117,514,843
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) (a) (cost $61,576)
------------------------------------------------------------------------------------------------------------------------
                                                                                         Expiration Date/         Market
Contract Amount                                                                              Strike Price          Value
.........................................................................................................................
             8,950   Andrx Group (Call)                                                 Dec 02/ 36.00 USD        $36,200
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.5%) (a) (cost $2,939,113)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $2,939,113   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                      $2,939,113
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $136,800,208) (b)                                                                $120,490,156
------------------------------------------------------------------------------------------------------------------------


Written Options at June 30, 2002 (Unaudited)
(premium received $26,582)
------------------------------------------------------------------------------
                                               Expiration Date/         Market
Contract Amounts                                   Strike Price          Value
...............................................................................
             8,950  Andrx Group (Put)         Dec 02/ 25.00 USD        $49,732
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Research Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (98.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Agriculture (0.7%)
.........................................................................................................................
            99,900   Monsanto Co.                                                                             $1,778,220
------------------------------------------------------------------------------------------------------------------------
Airlines (1.3%)
.........................................................................................................................
           220,000   Southwest Airlines Co.                                                                    3,555,200
------------------------------------------------------------------------------------------------------------------------
Banking (6.0%)
.........................................................................................................................
            12,700   Bank of America Corp.                                                                       893,572
.........................................................................................................................
            97,700   Bank of New York Company, Inc. (The)                                                      3,297,375
.........................................................................................................................
            18,500   Comerica, Inc.                                                                            1,135,900
.........................................................................................................................
            18,900   Greenpoint Financial Corp.                                                                  927,990
.........................................................................................................................
           279,900   U.S. Bancorp                                                                              6,535,665
.........................................................................................................................
            17,100   Wells Fargo & Co.                                                                           856,026
.........................................................................................................................
            49,800   Zions Bancorporation                                                                      2,594,580
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,241,108
------------------------------------------------------------------------------------------------------------------------
Beverage (1.2%)
.........................................................................................................................
            60,300   Coca-Cola Co. (The)                                                                       3,376,800
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.0%)
.........................................................................................................................
            83,100   Amgen, Inc. (NON)                                                                         3,480,228
.........................................................................................................................
            72,400   MedImmune, Inc. (NON)                                                                     1,911,360
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,391,588
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.6%)
.........................................................................................................................
            93,800   Echostar Communications Corp. Class A (NON)                                               1,740,928
.........................................................................................................................
            59,900   Viacom, Inc. Class B (NON)                                                                2,657,763
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,398,691
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.8%)
.........................................................................................................................
            89,200   Comcast Corp. Class A (NON)                                                               2,126,528
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.3%)
.........................................................................................................................
           625,300   Nortel Networks Corp. (Canada) (NON)                                                        906,685
------------------------------------------------------------------------------------------------------------------------
Computers (3.0%)
.........................................................................................................................
           538,200   Hewlett-Packard Co.                                                                       8,223,696
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.5%)
.........................................................................................................................
           302,900   Tyco International, Ltd. (Bermuda)                                                        4,092,179
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (4.1%)
.........................................................................................................................
            56,300   Capital One Financial Corp.                                                               3,437,115
.........................................................................................................................
            68,900   Household International, Inc.                                                             3,424,330
.........................................................................................................................
           129,000   MBNA Corp.                                                                                4,266,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,127,475
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.9%)
.........................................................................................................................
            86,100   Colgate-Palmolive Co.                                                                     4,309,305
.........................................................................................................................
            12,800   Kimberly-Clark Corp.                                                                        793,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,102,905
------------------------------------------------------------------------------------------------------------------------
Distribution (0.8%)
.........................................................................................................................
            75,900   SYSCO Corp.                                                                               2,065,998
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.3%)
.........................................................................................................................
           170,100   Edison International (NON)                                                                2,891,700
.........................................................................................................................
            52,500   FPL Group, Inc.                                                                           3,149,475
.........................................................................................................................
           161,200   PG&E Corp. (NON)                                                                          2,883,868
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,925,043
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.4%)
.........................................................................................................................
           107,600   ABB, Ltd. (Switzerland) (NON)                                                               958,261
------------------------------------------------------------------------------------------------------------------------
Electronics (2.8%)
.........................................................................................................................
            45,300   Agilent Technologies, Inc. (NON)                                                          1,071,345
.........................................................................................................................
           361,700   Intel Corp.                                                                               6,608,259
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,679,604
------------------------------------------------------------------------------------------------------------------------
Energy (0.5%)
.........................................................................................................................
            47,500   GlobalSantaFe Corp.                                                                       1,299,125
------------------------------------------------------------------------------------------------------------------------
Financial (6.8%)
.........................................................................................................................
           315,300   Citigroup, Inc. (SEG)                                                                    12,217,875
.........................................................................................................................
           104,400   Freddie Mac                                                                               6,389,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,607,155
------------------------------------------------------------------------------------------------------------------------
Food (1.4%)
.........................................................................................................................
            84,900   General Mills, Inc.                                                                       3,742,392
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.0%)
.........................................................................................................................
            47,000   International Game Technology (NON)                                                       2,664,900
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.4%)
.........................................................................................................................
            14,600   AmerisourceBergen Corp.                                                                   1,109,600
.........................................................................................................................
            77,100   Cardinal Health, Inc.                                                                     4,734,711
.........................................................................................................................
            39,500   HCA, Inc.                                                                                 1,876,250
.........................................................................................................................
            20,700   Wellpoint Health Networks, Inc. (NON)                                                     1,610,667
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,331,228
------------------------------------------------------------------------------------------------------------------------
Insurance (3.7%)
.........................................................................................................................
            95,400   ACE, Ltd. (Bermuda)                                                                       3,014,640
.........................................................................................................................
            59,900   American International Group, Inc.                                                        4,086,977
.........................................................................................................................
            36,800   XL Capital, Ltd. Class A (Bermuda)                                                        3,116,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,218,577
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.6%)
.........................................................................................................................
            21,600   Goldman Sachs Group, Inc. (The)                                                           1,584,360
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.5%)
.........................................................................................................................
           130,700   Hilton Hotels Corp.                                                                       1,816,730
.........................................................................................................................
           122,600   Royal Caribbean Cruises, Ltd.                                                             2,390,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,207,430
------------------------------------------------------------------------------------------------------------------------
Machinery (2.2%)
.........................................................................................................................
            65,800   Ingersoll-Rand Co. Class A (Bermuda)                                                      3,004,428
.........................................................................................................................
            63,400   Parker-Hannifin Corp.                                                                     3,029,886
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,034,314
------------------------------------------------------------------------------------------------------------------------
Media (2.9%)
.........................................................................................................................
            39,100   Fox Entertainment Group, Inc. Class A (NON)                                                 850,425
.........................................................................................................................
           298,900   Liberty Media Corp. Class A (NON)                                                         2,989,000
.........................................................................................................................
           212,000   Walt Disney Co. (The)                                                                     4,006,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,846,225
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.5%)
.........................................................................................................................
            92,300   Medtronic, Inc.                                                                           3,955,055
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (7.7%)
.........................................................................................................................
            76,600   BP PLC ADR (United Kingdom)                                                               3,867,534
.........................................................................................................................
            23,100   Burlington Resources, Inc.                                                                  877,800
.........................................................................................................................
           350,300   Exxon Mobil Corp.                                                                        14,334,276
.........................................................................................................................
            24,800   TotalFinaElf SA ADR (France)                                                              2,006,320
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,085,930
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.8%)
.........................................................................................................................
            82,100   Smurfit-Stone Container Corp. (NON)                                                       1,265,982
.........................................................................................................................
            58,000   Weyerhaeuser Co.                                                                          3,703,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,969,282
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (8.2%)
.........................................................................................................................
            22,300   Abbott Laboratories                                                                         839,595
.........................................................................................................................
            37,100   Allergan, Inc.                                                                            2,476,425
.........................................................................................................................
            56,400   Andrx Group (NON)                                                                         1,521,108
.........................................................................................................................
            40,600   AstraZeneca PLC ADR
                     (United Kingdom)                                                                          1,664,600
.........................................................................................................................
           110,500   Johnson & Johnson                                                                         5,774,730
.........................................................................................................................
            21,200   Novartis AG ADR (Switzerland)                                                               929,196
.........................................................................................................................
           105,600   Pfizer, Inc.                                                                              3,696,000
.........................................................................................................................
            96,300   Pharmacia Corp.                                                                           3,606,435
.........................................................................................................................
            42,100   Wyeth                                                                                     2,155,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,663,609
------------------------------------------------------------------------------------------------------------------------
Railroads (1.2%)
.........................................................................................................................
            50,200   Union Pacific Corp.                                                                       3,176,656
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.3%)
.........................................................................................................................
            28,600   Equity Office Properties Trust (R)                                                          860,860
------------------------------------------------------------------------------------------------------------------------
Regional Bells (2.9%)
.........................................................................................................................
           120,700   BellSouth Corp.                                                                           3,802,050
.........................................................................................................................
           134,755   SBC Communications, Inc.                                                                  4,110,028
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,912,078
------------------------------------------------------------------------------------------------------------------------
Retail (7.7%)
.........................................................................................................................
           125,700   JC Penney Company, Inc.                                                                   2,767,914
.........................................................................................................................
            31,000   Kohl's Corp. (NON)                                                                        2,172,480
.........................................................................................................................
           120,600   Lowe's Companies, Inc.                                                                    5,475,240
.........................................................................................................................
           154,300   Office Depot, Inc. (NON)                                                                  2,592,240
.........................................................................................................................
           102,500   Safeway, Inc. (NON)                                                                       2,991,975
.........................................................................................................................
            52,200   Target Corp.                                                                              1,988,820
.........................................................................................................................
           157,500   TJX Companies, Inc. (The)                                                                 3,088,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,077,244
------------------------------------------------------------------------------------------------------------------------
Software (7.1%)
.........................................................................................................................
           113,800   BMC Software, Inc. (NON)                                                                  1,889,080
.........................................................................................................................
           192,400   Computer Associates International, Inc.                                                   3,057,236
.........................................................................................................................
           226,600   Microsoft Corp. (NON)                                                                    12,395,020
.........................................................................................................................
           126,400   PeopleSoft, Inc. (NON)                                                                    1,880,832
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,222,168
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.9%)
.........................................................................................................................
           160,800   KPMG Consulting, Inc. (NON)                                                               2,389,488
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.5%)
.........................................................................................................................
            31,000   CenturyTel, Inc.                                                                            914,500
.........................................................................................................................
            91,200   Sprint Corp. (PCS Group) (NON)                                                              407,664
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,322,164
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.0%)
.........................................................................................................................
           122,800   Philip Morris Companies, Inc.                                                             5,363,903
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.9%)
.........................................................................................................................
            97,200   Waste Management, Inc.                                                                    2,532,060
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $303,462,830)                                                                    $268,016,184
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $359,038   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1, 2002
                     to August 26, 2002 (d)                                                                     $358,820
.........................................................................................................................
         2,667,339   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                       2,667,339
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $3,026,159)                                                                        $3,026,159
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $306,488,989) (b)                                                                $271,042,343
------------------------------------------------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Small Cap Value Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (96.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.4%)
.........................................................................................................................
            95,500   Cross Media Marketing Corp. (NON)                                                          $897,700
.........................................................................................................................
           122,100   Cross Media Marketing Corp. (Private) (NON)                                               1,147,740
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,045,440
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.2%)
.........................................................................................................................
           468,300   AAR Corp.                                                                                 4,776,660
.........................................................................................................................
            68,200   Heico Corp.                                                                                 956,164
.........................................................................................................................
             6,490   Heico Corp. Class A                                                                          72,688
.........................................................................................................................
           235,500   Innovative Solutions & Support, Inc. (NON)                                                1,766,250
.........................................................................................................................
            46,400   Precision Castparts Corp.                                                                 1,531,200
.........................................................................................................................
           103,100   Teledyne Technologies, Inc. (NON)                                                         2,139,325
.........................................................................................................................
            47,500   United Defense Industries, Inc. (NON)                                                     1,092,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,334,787
------------------------------------------------------------------------------------------------------------------------
Airlines (0.4%)
.........................................................................................................................
           233,300   Airtran Holdings, Inc. (NON)                                                              1,248,155
.........................................................................................................................
           102,800   Frontier Airlines, Inc. (NON)                                                               835,764
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,083,919
------------------------------------------------------------------------------------------------------------------------
Automotive (2.4%)
.........................................................................................................................
            23,800   BorgWarner, Inc.                                                                          1,374,688
.........................................................................................................................
            56,400   Carlisle Companies, Inc.                                                                  2,536,872
.........................................................................................................................
            82,700   CLARCOR, Inc.                                                                             2,617,455
.........................................................................................................................
            54,800   CSK Auto Corp. (NON)                                                                        763,912
.........................................................................................................................
            82,800   Sonic Automotive, Inc. (NON)                                                              2,132,100
.........................................................................................................................
           219,400   Tower Automotive, Inc. (NON)                                                              3,060,630
.........................................................................................................................
            70,800   Tower Automotive, Inc. (Private) (NON)                                                      987,660
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,473,317
------------------------------------------------------------------------------------------------------------------------
Banking (7.4%)
.........................................................................................................................
           117,000   AMCORE Financial, Inc.                                                                    2,710,890
.........................................................................................................................
           228,100   BankAtlantic Bancorp, Inc. Class A                                                        2,828,440
.........................................................................................................................
           108,600   Brookline Bancorp, Inc.                                                                   2,747,580
.........................................................................................................................
           109,086   Centennial Bancorp                                                                          859,598
.........................................................................................................................
            39,000   Citizens Banking Corp.                                                                    1,116,960
.........................................................................................................................
           127,700   Commercial Federal Corp.                                                                  3,703,300
.........................................................................................................................
            72,400   Community First Bankshares                                                                1,888,916
.........................................................................................................................
            61,600   Downey Financial Corp.                                                                    2,913,680
.........................................................................................................................
            85,200   East West Bancorp, Inc.                                                                   2,941,104
.........................................................................................................................
            73,950   Flagstar Bancorp, Inc.                                                                    1,708,245
.........................................................................................................................
            51,500   Hudson United Bancorp                                                                     1,470,840
.........................................................................................................................
           129,055   Provident Bankshares Corp.                                                                3,057,313
.........................................................................................................................
            90,363   Republic Bancorp, Inc.                                                                    1,350,023
.........................................................................................................................
           185,600   Sovereign Bancorp, Inc.                                                                   2,774,720
.........................................................................................................................
           158,000   Sterling Bancshares, Inc.                                                                 2,333,660
.........................................................................................................................
           131,477   Washington Federal, Inc.                                                                  3,321,109
.........................................................................................................................
           100,100   Webster Financial Corp.                                                                   3,827,824
.........................................................................................................................
            28,400   Wintrust Financial Corp.                                                                    981,788
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,535,990
------------------------------------------------------------------------------------------------------------------------
Beverage (0.6%)
.........................................................................................................................
           105,400   Constellation Brands, Inc. Class A (NON)                                                  3,372,800
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.6%)
.........................................................................................................................
           225,800   Sinclair Broadcast Group, Inc. (NON)                                                      3,287,648
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.6%)
.........................................................................................................................
           230,200   Apogee Enterprises, Inc.                                                                  3,305,672
------------------------------------------------------------------------------------------------------------------------
Chemicals (5.0%)
.........................................................................................................................
           525,200   Crompton Corp.                                                                            6,696,300
.........................................................................................................................
           175,000   Delta & Pine Land Co.                                                                     3,517,500
.........................................................................................................................
           103,800   Ferro Corp.                                                                               3,129,570
.........................................................................................................................
            71,500   H.B. Fuller Co.                                                                           2,094,235
.........................................................................................................................
           112,100   Mississippi Chemical Corp. (NON)                                                            125,552
.........................................................................................................................
           582,900   Omnova Solutions, Inc. (NON)                                                              4,896,360
.........................................................................................................................
           459,600   PolyOne Corp.                                                                             5,170,500
.........................................................................................................................
           188,400   RPM, Inc.                                                                                 2,873,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,503,117
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.9%)
.........................................................................................................................
            62,500   1-800 Contacts, Inc. (NON)                                                                  843,262
.........................................................................................................................
           115,400   American Greetings Corp. Class A                                                          1,922,564
.........................................................................................................................
            55,000   Banta Corp.                                                                               1,974,500
.........................................................................................................................
           126,800   ePlus, Inc. (NON)                                                                           883,796
.........................................................................................................................
           145,400   Hall, Kinion & Associates, Inc. (NON)                                                     1,091,954
.........................................................................................................................
           126,000   John H. Harland Co.                                                                       3,553,200
.........................................................................................................................
           288,900   MPS Group, Inc. (NON)                                                                     2,455,650
.........................................................................................................................
            55,300   NCO Group, Inc. (NON)                                                                     1,221,577
.........................................................................................................................
            82,900   Rayovac Corp. (NON)                                                                       1,536,137
.........................................................................................................................
            69,300   RemedyTemp, Inc. Class A (NON)                                                            1,261,260
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,743,900
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.9%)
.........................................................................................................................
            44,000   Communications Systems, Inc.                                                                275,000
.........................................................................................................................
           219,400   Inter-Tel, Inc.                                                                           3,721,024
.........................................................................................................................
            91,300   Performance Technologies, Inc. (NON)                                                        605,319
.........................................................................................................................
           152,100   Turnstone Systems, Inc. (NON)                                                               658,593
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,259,936
------------------------------------------------------------------------------------------------------------------------
Computers (1.3%)
.........................................................................................................................
            88,800   Anixter International, Inc. (NON)                                                         2,086,800
.........................................................................................................................
           348,300   Gerber Scientific, Inc. (NON)                                                             1,222,533
.........................................................................................................................
           101,600   Mentor Graphics Corp. (NON)                                                               1,444,752
.........................................................................................................................
           127,700   MSC.Software Corp. (NON)                                                                  1,142,915
.........................................................................................................................
            12,400   Pomeroy Computer Resources, Inc. (NON)                                                      180,792
.........................................................................................................................
           172,400   Symbol Technologies, Inc.                                                                 1,465,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,543,192
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.7%)
.........................................................................................................................
           359,600   GenCorp, Inc.                                                                             5,142,280
.........................................................................................................................
           332,300   Walter Industries, Inc.                                                                   4,436,205
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,578,485
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.9%)
.........................................................................................................................
           298,600   Metris Companies, Inc.                                                                    2,481,366
.........................................................................................................................
           487,800   Providian Financial Corp.                                                                 2,868,264
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,349,630
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.7%)
.........................................................................................................................
           204,400   Dial Corp. (The)                                                                          4,092,088
.........................................................................................................................
            76,900   Lancaster Colony Corp.                                                                    2,742,254
.........................................................................................................................
           127,800   Tupperware Corp.                                                                          2,656,962
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,491,304
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.6%)
.........................................................................................................................
            82,500   Arbitron, Inc. (NON)                                                                      2,574,000
.........................................................................................................................
            26,100   United Rentals, Inc. (NON)                                                                  568,980
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,142,980
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.7%)
.........................................................................................................................
            42,700   Hawaiian Electric Industries, Inc.                                                        1,816,885
.........................................................................................................................
           216,900   Northwestern Corp.                                                                        3,676,455
.........................................................................................................................
           557,600   Sierra Pacific Resources                                                                  4,349,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,842,620
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.7%)
.........................................................................................................................
            45,700   Compudyne Corp. (Private) (NON)                                                             712,006
.........................................................................................................................
            93,000   Lincoln Electric Holdings, Inc.                                                           2,501,700
.........................................................................................................................
            37,000   Thomas & Betts Corp.                                                                        688,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,901,906
------------------------------------------------------------------------------------------------------------------------
Electronics (3.5%)
.........................................................................................................................
           120,600   Avnet, Inc.                                                                               2,651,994
.........................................................................................................................
           113,200   Belden, Inc.                                                                              2,359,088
.........................................................................................................................
           434,300   General Cable Corp.                                                                       2,736,090
.........................................................................................................................
            37,500   MKS Instruments, Inc. (NON)                                                                 752,625
.........................................................................................................................
            66,900   Park Electrochemical Corp.                                                                1,772,850
.........................................................................................................................
           195,400   PerkinElmer, Inc.                                                                         2,159,170
.........................................................................................................................
           307,900   Pioneer-Standard Electronics, Inc.                                                        3,199,081
.........................................................................................................................
           148,600   Robotic Vision Systems, Inc. (NON)                                                          136,712
.........................................................................................................................
         1,156,100   Robotic Vision Systems, Inc.
                     (acquired 5/1/02, cost $1,687,906) (NON) (RES)                                              957,251
.........................................................................................................................
            76,900   Silicon Storage Technology, Inc. (NON)                                                      599,820
.........................................................................................................................
           337,300   X-Rite, Inc.                                                                              2,870,423
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,195,104
------------------------------------------------------------------------------------------------------------------------
Energy (2.2%)
.........................................................................................................................
           140,600   Global Industries, Ltd. (NON)                                                               982,794
.........................................................................................................................
            44,300   GulfMark Offshore, Inc. (NON)                                                             1,834,463
.........................................................................................................................
            75,800   Helmerich & Payne, Inc.                                                                   2,707,576
.........................................................................................................................
            56,300   Hydril Co. (NON)                                                                          1,508,840
.........................................................................................................................
            73,000   National-Oilwell, Inc. (NON)                                                              1,536,650
.........................................................................................................................
           139,000   Newpark Resources, Inc. (NON)                                                             1,021,650
.........................................................................................................................
            36,200   Patterson-UTI Energy, Inc. (NON)                                                          1,021,926
.........................................................................................................................
            84,100   Pride International, Inc. (NON)                                                           1,317,006
.........................................................................................................................
            52,400   Varco International, Inc. (NON)                                                             919,096
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,850,001
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.7%)
.........................................................................................................................
            36,800   Ameron International Corp.                                                                2,658,800
.........................................................................................................................
            43,600   Texas Industries, Inc.                                                                    1,372,964
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,031,764
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.3%)
.........................................................................................................................
            93,700   AMC Entertainment, Inc. (NON)                                                             1,330,540
.........................................................................................................................
            24,600   Regal Entertainment Group Class A (NON)                                                     573,672
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,904,212
------------------------------------------------------------------------------------------------------------------------
Financial (1.3%)
.........................................................................................................................
           155,600   Advanta Corp. Class B                                                                     1,700,708
.........................................................................................................................
            53,500   New Century Financial Corp. (Private)                                                     1,870,895
.........................................................................................................................
             3,600   New Century Financial Corp.                                                                 125,892
.........................................................................................................................
           239,900   Saxon Capital, Inc. (NON)                                                                 3,903,173
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,600,668
------------------------------------------------------------------------------------------------------------------------
Food (1.3%)
.........................................................................................................................
           160,700   Bunge, Ltd.                                                                               3,390,770
.........................................................................................................................
           164,100   International Multifoods Corp.                                                            4,266,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,657,370
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.4%)
.........................................................................................................................
            99,000   GTECH Holdings Corp. (NON)                                                                2,528,460
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.8%)
.........................................................................................................................
            71,200   Beverly Enterprises, Inc. (NON)                                                             541,832
.........................................................................................................................
           444,200   Britesmile, Inc. (NON)                                                                    1,052,754
.........................................................................................................................
            79,300   Britesmile, Inc. (NON) (Private)                                                            187,941
.........................................................................................................................
            33,200   Invacare Corp.                                                                            1,228,400
.........................................................................................................................
           283,700   Omnicare, Inc.                                                                            7,449,962
.........................................................................................................................
           211,600   Owens & Minor, Inc.                                                                       4,181,216
.........................................................................................................................
           254,700   PSS World Medical, Inc. (NON)                                                             2,063,070
.........................................................................................................................
           517,600   Stewart Enterprises, Inc. Class A (NON)                                                   3,297,112
.........................................................................................................................
            57,700   Sunrise Assited Living, Inc. (NON)                                                        1,546,360
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,548,647
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.1%)
.........................................................................................................................
           404,100   Fleetwood Enterprises, Inc. (NON)                                                         3,515,670
.........................................................................................................................
           123,400   Getty Realty Corp.                                                                        2,498,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,014,520
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.5%)
.........................................................................................................................
            93,000   Furniture Brands International, Inc. (NON)                                                2,813,250
------------------------------------------------------------------------------------------------------------------------
Insurance (6.5%)
.........................................................................................................................
           112,800   AmerUs Group Co.                                                                          4,184,880
.........................................................................................................................
           407,100   Ceres Group, Inc. (NON)                                                                   1,587,690
.........................................................................................................................
            48,518   FBL Financial Group, Inc. Class A                                                         1,074,674
.........................................................................................................................
           113,900   Fidelity National Financial, Inc.                                                         3,599,240
.........................................................................................................................
           964,500   Fremont General Corp.                                                                     4,031,610
.........................................................................................................................
            80,300   Hub Intl., Ltd. (Canada)                                                                  1,210,924
.........................................................................................................................
            93,500   Landamerica Financial Group, Inc.                                                         2,945,250
.........................................................................................................................
            78,200   Ohio Casualty Corp. (NON)                                                                 1,634,380
.........................................................................................................................
            71,400   Philadelphia Consolidated Holding
                     Corp. (NON)                                                                               3,237,276
.........................................................................................................................
           150,100   Presidential Life Corp.                                                                   3,042,527
.........................................................................................................................
            65,300   Stancorp Financial Group                                                                  3,624,150
.........................................................................................................................
           116,200   State Auto Financial Corp.                                                                1,905,680
.........................................................................................................................
           550,700   Trenwick Group, Ltd. (Bermuda)                                                            4,130,250
.........................................................................................................................
            21,100   W.R. Berkley Corp.                                                                        1,160,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,369,031
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.4%)
.........................................................................................................................
            47,400   Jefferies Group, Inc.                                                                     1,995,540
------------------------------------------------------------------------------------------------------------------------
Leisure (1.2%)
.........................................................................................................................
           117,800   Brunswick Corp.                                                                           3,298,400
.........................................................................................................................
           218,000   Callaway Golf Co.                                                                         3,453,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,751,520
------------------------------------------------------------------------------------------------------------------------
Machinery (2.1%)
.........................................................................................................................
           261,700   DT Industries, Inc. (acquired
                     6/20/02, cost $837,440) (NON) (RES)                                                         824,355
.........................................................................................................................
           114,400   DT Industries, Inc. (NON)                                                                   400,400
.........................................................................................................................
            57,900   Gardner Denver, Inc. (NON)                                                                1,158,000
.........................................................................................................................
           323,000   Milacron, Inc.                                                                            3,278,450
.........................................................................................................................
            65,600   MSC Industrial Direct Co., Inc. Class A (NON)                                             1,279,200
.........................................................................................................................
            97,100   Regal-Beloit Corp.                                                                        2,360,501
.........................................................................................................................
            42,800   Toro Co. (The)                                                                            2,432,752
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,733,658
------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.7%)
.........................................................................................................................
            61,500   AMETEK, Inc.                                                                              2,290,875
.........................................................................................................................
            30,800   Harsco Corp.                                                                              1,155,000
.........................................................................................................................
           154,100   Kaman Corp.                                                                               2,582,716
.........................................................................................................................
            69,000   Pentair, Inc.                                                                             3,317,520
.........................................................................................................................
            75,600   Tennant Co.                                                                               2,993,760
.........................................................................................................................
            97,000   York International Corp.                                                                  3,277,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,617,501
------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.2%)
.........................................................................................................................
            65,400   Arrow International, Inc.                                                                 2,553,870
.........................................................................................................................
            48,350   Conmed Corp. (NON)                                                                        1,079,656
.........................................................................................................................
            95,500   Datascope Corp.                                                                           2,639,620
.........................................................................................................................
            48,500   Haemonetics Corp. (NON)                                                                   1,416,200
.........................................................................................................................
            97,600   Mentor Corp.                                                                              3,582,798
.........................................................................................................................
           417,600   Meridian Bioscience, Inc.                                                                 2,881,440
.........................................................................................................................
            87,400   Serologicals Corp. (NON)                                                                  1,598,546
.........................................................................................................................
            71,500   Vital Signs, Inc.                                                                         2,584,725
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,336,855
------------------------------------------------------------------------------------------------------------------------
Metals (1.7%)
.........................................................................................................................
            95,100   Carpenter Technology Corp.                                                                2,739,831
.........................................................................................................................
            46,800   Quanex Corp.                                                                              2,045,160
.........................................................................................................................
            35,500   Reliance Steel & Aluminum Co.                                                             1,082,750
.........................................................................................................................
            73,700   Steel Dynamics, Inc. (NON)                                                                1,213,839
.........................................................................................................................
           145,900   United States Steel Corp.                                                                 2,901,951
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,983,531
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.3%)
.........................................................................................................................
            62,000   Energen Corp.                                                                             1,705,000
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (1.5%)
.........................................................................................................................
            50,200   Falcon Products, Inc.                                                                       306,220
.........................................................................................................................
           119,600   Standard Register Co. (The)                                                               4,089,124
.........................................................................................................................
           193,200   Wallace Computer Services, Inc.                                                           4,153,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,549,144
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (4.0%)
.........................................................................................................................
            28,400   Exco Resources, Inc. (NON)                                                                  428,556
.........................................................................................................................
           172,200   Magnum Hunter Resources, Inc. (NON)                                                       1,358,658
.........................................................................................................................
            38,200   Newfield Exploration Co. (NON)                                                            1,419,894
.........................................................................................................................
            40,300   Premcor, Inc. (NON)                                                                       1,036,516
.........................................................................................................................
            37,300   Quicksilver Resources, Inc. (NON)                                                           964,205
.........................................................................................................................
           657,600   Range Resources Corp. (NON)                                                               3,682,560
.........................................................................................................................
           132,100   Remington Oil & Gas Corp. (NON)                                                           2,631,432
.........................................................................................................................
           143,400   St. Mary Land & Exploration Co.                                                           3,450,204
.........................................................................................................................
           174,700   Universal Compression Holdings, Inc. (NON)                                                4,191,053
.........................................................................................................................
           297,200   Vintage Petroleum, Inc.                                                                   3,536,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,699,758
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (--%)
.........................................................................................................................
            15,800   BWAY Corp. (NON)                                                                            252,010
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.7%)
.........................................................................................................................
           248,400   Alpharma, Inc. Class A                                                                    4,217,832
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (1.3%)
.........................................................................................................................
           478,800   BMC Industries, Inc.                                                                        459,648
.........................................................................................................................
           587,100   Ikon Office Solutions, Inc.                                                               5,518,740
.........................................................................................................................
            46,400   Imation Corp. (NON)                                                                       1,380,864
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,359,252
------------------------------------------------------------------------------------------------------------------------
Publishing (0.4%)
.........................................................................................................................
           186,200   Playboy Enterprises, Inc. Class B (NON)                                                   2,374,050
------------------------------------------------------------------------------------------------------------------------
Railroads (0.4%)
.........................................................................................................................
            32,650   Genesee & Wyoming, Inc. Class A (NON)                                                       736,584
.........................................................................................................................
           105,000   Rail America, Inc. (Private) (NON)                                                        1,136,100
.........................................................................................................................
            46,900   Rail America, Inc. (Private) (NON)                                                          507,458
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,380,142
------------------------------------------------------------------------------------------------------------------------
Real Estate (3.1%)
.........................................................................................................................
            61,400   Alexandria Real Estate Equities, Inc. (R)                                                 3,029,476
.........................................................................................................................
           122,000   Anworth Mortgage Asset Corp. (R)                                                          1,706,780
.........................................................................................................................
           174,500   Apex Mortgage Capital, Inc.                                                               2,615,755
.........................................................................................................................
            94,700   Entertainment Properties Trust (R)                                                        2,334,355
.........................................................................................................................
            71,000   FBR Asset Investment Corp.                                                                2,367,850
.........................................................................................................................
            40,600   LNR Property Corp.                                                                        1,400,700
.........................................................................................................................
            22,000   Meritage Corp. (NON)                                                                      1,004,300
.........................................................................................................................
           107,700   Mills Corp.                                                                               3,338,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,797,916
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.4%)
.........................................................................................................................
            23,300   CBRL Group, Inc.                                                                            709,019
.........................................................................................................................
            46,200   Sonic Corp. (NON)                                                                         1,451,142
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,160,161
------------------------------------------------------------------------------------------------------------------------
Retail (6.6%)
.........................................................................................................................
            22,100   Aaron Rents, Inc.                                                                           529,295
.........................................................................................................................
           184,400   Claire's Stores, Inc.                                                                     4,222,760
.........................................................................................................................
            66,100   Coldwater Creek, Inc. (NON)                                                               1,612,840
.........................................................................................................................
           156,300   dELiA(a)s Corp. Class A (NON)                                                               797,130
.........................................................................................................................
           377,000   Designs, Inc. (acquired 5/7/02,
                     cost $1,639,950) (NON) (RES)                                                              2,296,722
.........................................................................................................................
            79,800   Dillards, Inc. Class A                                                                    2,097,942
.........................................................................................................................
           167,900   Fleming Companies, Inc.                                                                   3,047,385
.........................................................................................................................
            54,400   Gart Sports Co. (NON)                                                                     1,549,856
.........................................................................................................................
            93,200   Hughes Supply, Inc.                                                                       4,184,680
.........................................................................................................................
           106,300   Longs Drug Stores, Inc.                                                                   3,007,227
.........................................................................................................................
           232,100   Nu Skin Enterprises, Inc. Class A                                                         3,377,055
.........................................................................................................................
           101,000   Pathmark Stores, Inc. (NON)                                                               1,899,810
.........................................................................................................................
           192,800   Pier 1 Imports, Inc.                                                                      4,048,800
.........................................................................................................................
            42,100   Regis Corp.                                                                               1,137,500
.........................................................................................................................
           230,400   Ruddick Corp.                                                                             3,907,584
.........................................................................................................................
           194,700   Spiegel, Inc. Class A                                                                       142,131
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,858,717
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.2%)
.........................................................................................................................
           158,550   Cohu, Inc.                                                                                2,739,744
.........................................................................................................................
            27,800   DuPont Photomasks, Inc. (NON)                                                               921,848
.........................................................................................................................
           152,700   Helix Technology Corp.                                                                    3,145,620
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,807,212
------------------------------------------------------------------------------------------------------------------------
Shipping (3.1%)
.........................................................................................................................
           299,900   EGL, Inc. (NON)                                                                           5,086,304
.........................................................................................................................
           244,400   General Maritime Corp. (NON)                                                              2,346,240
.........................................................................................................................
            31,500   Landstar Systems, Inc. (NON)                                                              3,365,775
.........................................................................................................................
           106,100   Stelmar Shipping, Ltd. (Greece) (NON)                                                     1,574,524
.........................................................................................................................
            55,900   Tsakos Energy Navigation, Ltd.
                     (Norway) (NON)                                                                              782,600
.........................................................................................................................
           116,200   USFreightways Corp.                                                                       4,400,494
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,555,937
------------------------------------------------------------------------------------------------------------------------
Software (3.5%)
.........................................................................................................................
           495,300   Aether Systems, Inc. (NON)                                                                1,461,135
.........................................................................................................................
           986,100   Ascential Software Corp. (NON)                                                            2,751,219
.........................................................................................................................
           217,100   Aspen Technology, Inc. (NON)                                                              1,810,614
.........................................................................................................................
           238,800   Autodesk, Inc.                                                                            3,164,100
.........................................................................................................................
           329,600   Borland Software Corp. (NON)                                                              3,394,880
.........................................................................................................................
           102,900   Centra Software, Inc. (NON)                                                                 191,394
.........................................................................................................................
           137,100   FileNET Corp. (NON)                                                                       1,987,950
.........................................................................................................................
            45,400   Hyperion Solutions Corp. (NON)                                                              827,973
.........................................................................................................................
            69,800   JDA Software Group, Inc. (NON)                                                            1,972,548
.........................................................................................................................
           181,400   Matrixone, Inc. (NON)                                                                     1,106,540
.........................................................................................................................
           200,000   ONYX Software Corp. (NON)                                                                   676,000
.........................................................................................................................
            99,000   S1 Corp. (NON)                                                                              731,610
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,075,963
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.3%)
.........................................................................................................................
           159,100   Acxiom Corp. (NON)                                                                        2,782,659
.........................................................................................................................
           104,200   American Management Systems (NON)                                                         1,991,262
.........................................................................................................................
           180,800   Ciber, Inc. (Private) (NON)                                                               1,179,720
.........................................................................................................................
           149,600   Ciber, Inc. (NON)                                                                         1,084,600
.........................................................................................................................
           152,400   Keane, Inc. (NON)                                                                         1,889,760
.........................................................................................................................
           230,500   MTS Systems Corp.                                                                         3,033,380
.........................................................................................................................
           424,100   Silicon Graphics Corp. (NON)                                                              1,246,854
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,208,235
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.4%)
.........................................................................................................................
           256,100   General Communication, Inc. Class A (NON)                                                 1,708,187
.........................................................................................................................
           808,600   Loral Space & Communications, Ltd. (NON)                                                    800,514
.........................................................................................................................
             2,500   OpticNet, Inc. (NON)                                                                             --
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,508,701
------------------------------------------------------------------------------------------------------------------------
Textiles (1.9%)
.........................................................................................................................
           187,000   Interface, Inc. Class A                                                                   1,503,480
.........................................................................................................................
           125,600   Kellwood Co.                                                                              4,082,000
.........................................................................................................................
            58,600   Tropical Sportswear Intl. Corp. (NON)                                                     1,300,334
.........................................................................................................................
           226,200   Wolverine World Wide, Inc.                                                                3,947,190
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,833,004
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $518,133,707)                                                                    $549,071,309
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.3%) (a) (cost $2,685,630)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
           128,470   Exco Resources, Inc. $5.00 cum. cv. pfd.                                                 $2,007,344
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number Of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
            27,100   Magnum Hunter
                     Resources, Inc.                                                             3/21/05         $22,491
.........................................................................................................................
                 1   Robotic Vision (acquired
                     5/1/02, cost $--) (RES)                                                      5/1/05               1
.........................................................................................................................
                 1   Robotic Vision (acquired
                     5/1/02, cost $--) (RES)                                                     6/30/02               1
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $23,492)                                                                              $22,493
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (9.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $31,951,179   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98% and
                     due dates ranging from July 1, 2002
                     to August 26, 2002 (d)                                                                  $31,931,766
.........................................................................................................................
        19,972,696   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                      19,972,696
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $51,904,462)                                                                      $51,904,462
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $572,747,291) (b)                                                                $603,005,608
------------------------------------------------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Technology Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (95.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Commercial and Consumer Services (1.0%)
.........................................................................................................................
             4,600   Paychex, Inc.                                                                              $143,934
.........................................................................................................................
             2,000   Tech Data Corp. (NON)                                                                        75,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 219,634
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (11.7%)
.........................................................................................................................
           129,010   Cisco Systems, Inc. (NON)                                                                 1,799,690
.........................................................................................................................
            13,600   Nokia OYJ ADR (Finland)                                                                     196,928
.........................................................................................................................
            82,600   Nortel Networks Corp. (Canada) (NON)                                                        119,770
.........................................................................................................................
            13,060   QUALCOMM, Inc. (NON)                                                                        359,019
.........................................................................................................................
            44,200   Telefonaktiebolaget LM Ericsson AB
                     ADR (Sweden) (NON)                                                                           63,648
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,539,055
------------------------------------------------------------------------------------------------------------------------
Computers (27.3%)
.........................................................................................................................
             5,585   Brocade Communications Systems, Inc. (NON)                                                   97,626
.........................................................................................................................
            51,115   Dell Computer Corp. (NON)                                                                 1,336,146
.........................................................................................................................
            46,875   EMC Corp. (NON)                                                                             353,906
.........................................................................................................................
            99,061   Hewlett-Packard Co.                                                                       1,513,652
.........................................................................................................................
            19,520   IBM Corp.                                                                                 1,405,440
.........................................................................................................................
            12,515   Lexmark International, Inc. (NON)                                                           680,816
.........................................................................................................................
             5,550   NCR Corp. (NON)                                                                             192,030
.........................................................................................................................
            10,600   Network Appliance, Inc. (NON)                                                               131,864
.........................................................................................................................
            45,600   Sun Microsystems, Inc. (NON)                                                                228,456
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,939,936
------------------------------------------------------------------------------------------------------------------------
Electronics (23.8%)
.........................................................................................................................
             5,400   Analog Devices, Inc. (NON)                                                                  160,380
.........................................................................................................................
             7,115   Celestica, Inc. (Canada) (NON)                                                              161,582
.........................................................................................................................
             5,700   Integrated Device Technology, Inc. (NON)                                                    103,398
.........................................................................................................................
            95,850   Intel Corp.                                                                               1,751,180
.........................................................................................................................
             3,070   International Rectifier Corp. (NON)                                                          89,491
.........................................................................................................................
             6,810   Jabil Circuit, Inc. (NON)                                                                   143,759
.........................................................................................................................
            10,860   Linear Technology Corp.                                                                     341,330
.........................................................................................................................
             4,880   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                              97,063
.........................................................................................................................
            10,560   Maxim Integrated Products, Inc. (NON)                                                       404,765
.........................................................................................................................
            57,600   Motorola, Inc.                                                                              830,592
.........................................................................................................................
            32,585   Skyworks Solutions, Inc. (NON)                                                              180,847
.........................................................................................................................
            37,745   Texas Instruments, Inc.                                                                     894,557
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,158,944
------------------------------------------------------------------------------------------------------------------------
Software (23.6%)
.........................................................................................................................
             3,400   Activision, Inc. (NON)                                                                       98,804
.........................................................................................................................
             3,600   Adobe Systems, Inc.                                                                         102,600
.........................................................................................................................
             3,700   Amdocs, Ltd. (Guernsey) (NON)                                                                27,935
.........................................................................................................................
             9,800   BEA Systems, Inc. (NON)                                                                      93,198
.........................................................................................................................
            21,200   BMC Software, Inc. (NON)                                                                    351,920
.........................................................................................................................
            28,000   Computer Associates International, Inc.                                                     444,920
.........................................................................................................................
             1,900   Electronic Arts, Inc. (NON)                                                                 125,495
.........................................................................................................................
             2,250   Mercury Interactive Corp. (NON)                                                              51,660
.........................................................................................................................
            45,560   Microsoft Corp. (NON)                                                                     2,492,130
.........................................................................................................................
            74,900   Oracle Corp. (NON)                                                                          709,303
.........................................................................................................................
             9,950   PeopleSoft, Inc. (NON)                                                                      148,056
.........................................................................................................................
             4,600   Rational Software Corp. (NON)                                                                37,766
.........................................................................................................................
            21,615   Siebel Systems, Inc. (NON)                                                                  307,365
.........................................................................................................................
             7,170   VERITAS Software Corp. (NON)                                                                141,894
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,133,046
------------------------------------------------------------------------------------------------------------------------
Technology Services (8.5%)
.........................................................................................................................
            17,405   Automatic Data Processing, Inc.                                                             757,988
.........................................................................................................................
             8,350   BISYS Group, Inc. (The) (NON)                                                               278,055
.........................................................................................................................
             6,590   Convergys Corp. (NON)                                                                       128,373
.........................................................................................................................
            12,025   Electronic Data Systems Corp.                                                               446,729
.........................................................................................................................
            16,214   KPMG Consulting, Inc. (NON)                                                                 240,940
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,852,085
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $28,004,496)                                                                      $20,842,700
------------------------------------------------------------------------------------------------------------------------
UNITS (0.8%) (a) (cost $147,155)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
            81,400   Taiwan Semiconductor Manufacturing
                     Co., Ltd. structured warrants (issued
                     by Merrill Lynch International Co.
                     CV) expiration 7/26/02 (Taiwan)                                                            $182,515
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            31,660   MarketSoft Software Corp. Ser. D,
                     zero % cv. pfd. (acquired 12/7/00,
                     cost $154,501) (RES)                                                                        $79,150
.........................................................................................................................
            16,600   Totality Corp. Ser. D, $0.346 cum.
                     cv. pfd. (acquired 7/27/00, cost
                     $71,830) (RES)                                                                               11,620
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $226,331)                                                                             $90,770
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $453,924   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from July 1, 2002
                     to August 26, 2002 (d)                                                                     $453,648
.........................................................................................................................
           613,011   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                         613,011
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $1,066,659)                                                                        $1,066,659
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $29,444,641) (b)                                                                  $22,182,644
------------------------------------------------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Utilities Growth and Income Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (84.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Broadcasting (0.1%)
.........................................................................................................................
            36,000   Echostar Communications Corp. Class A (NON)                                                $668,160
------------------------------------------------------------------------------------------------------------------------
Combined Utilities (0.3%)
.........................................................................................................................
           200,300   United Utilities                                                                          1,865,121
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (53.5%)
.........................................................................................................................
            65,500   Alliant Energy Corp.                                                                      1,683,350
.........................................................................................................................
           126,800   Ameren Corp.                                                                              5,453,668
.........................................................................................................................
           277,700   American Electric Power Company, Inc.                                                    11,113,554
.........................................................................................................................
           700,884   Aquila, Inc.                                                                              5,607,072
.........................................................................................................................
           171,300   Consolidated Edison, Inc.                                                                 7,151,775
.........................................................................................................................
            82,200   Constellation Energy Group, Inc.                                                          2,411,748
.........................................................................................................................
           293,900   Dominion Resources, Inc.                                                                 19,456,180
.........................................................................................................................
           156,827   DTE Energy Co.                                                                            7,000,757
.........................................................................................................................
           882,300   Duke Energy Corp.                                                                        27,439,530
.........................................................................................................................
         1,119,100   Edison International (NON)                                                               19,024,700
.........................................................................................................................
             9,200   Electrabel SA (Belgium)                                                                   2,125,675
.........................................................................................................................
           176,800   Energy East Corp.                                                                         3,995,680
.........................................................................................................................
           510,000   Entergy Corp.                                                                            21,644,400
.........................................................................................................................
           340,887   Exelon Corp.                                                                             17,828,390
.........................................................................................................................
           370,600   FirstEnergy Corp.                                                                        12,370,628
.........................................................................................................................
           298,300   FPL Group, Inc.                                                                          17,895,017
.........................................................................................................................
           165,000   Iberdrola SA (Spain)                                                                      2,403,085
.........................................................................................................................
           108,500   Korea Electric Power Corp. (South Korea)                                                  1,987,510
.........................................................................................................................
         1,004,800   PG&E Corp. (NON)                                                                         17,975,872
.........................................................................................................................
           112,500   Pinnacle West Capital Corp.                                                               4,443,750
.........................................................................................................................
            68,500   PNM Resources, Inc.                                                                       1,657,700
.........................................................................................................................
            51,700   PPL Corp.                                                                                 1,710,236
.........................................................................................................................
           274,900   Progress Energy, Inc.                                                                    14,297,549
.........................................................................................................................
           134,600   Public Power Corp. 144A GDR
                     (Greece) (NON)                                                                            1,754,333
.........................................................................................................................
           111,700   Public Service Enterprise Group, Inc.                                                     4,836,610
.........................................................................................................................
           732,200   Reliant Energy, Inc.                                                                     12,374,180
.........................................................................................................................
           929,800   Sierra Pacific Resources                                                                  7,252,440
.........................................................................................................................
           401,900   Southern Co. (The)                                                                       11,012,060
.........................................................................................................................
            63,800   Teco Energy, Inc.                                                                         1,579,050
.........................................................................................................................
           232,000   TXU Corp.                                                                                11,959,600
.........................................................................................................................
           252,755   XCEL Energy, Inc.                                                                         4,238,701
------------------------------------------------------------------------------------------------------------------------
                                                                                                             281,684,800
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (7.0%)
.........................................................................................................................
           312,863   Dynegy, Inc. Class A                                                                      2,252,614
.........................................................................................................................
           541,094   El Paso Corp.                                                                            11,151,947
.........................................................................................................................
           104,900   KeySpan Corp.                                                                             3,949,485
.........................................................................................................................
            99,484   Kinder Morgan Management, LLC                                                             3,034,262
.........................................................................................................................
            79,850   New Jersey Resources Corp.                                                                2,383,523
.........................................................................................................................
           347,931   NiSource, Inc.                                                                            7,595,334
.........................................................................................................................
            49,700   Piedmont Natural Gas Co., Inc.                                                            1,837,906
.........................................................................................................................
            20,300   South Jersey Industries, Inc.                                                               685,125
.........................................................................................................................
            40,700   Vectren Corp.                                                                             1,021,570
.........................................................................................................................
            58,200   WGL Holdings, Inc.                                                                        1,507,380
.........................................................................................................................
           203,000   Williams Companies, Inc. (The)                                                            1,215,970
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,635,116
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.2%)
.........................................................................................................................
           153,286   Mirant Corp. (NON)                                                                        1,118,988
------------------------------------------------------------------------------------------------------------------------
Regional Bells (9.1%)
.........................................................................................................................
           406,950   BellSouth Corp.                                                                          12,818,925
.........................................................................................................................
           557,350   SBC Communications, Inc.                                                                 16,999,175
.........................................................................................................................
           450,200   Verizon Communications, Inc.                                                             18,075,530
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,893,630
------------------------------------------------------------------------------------------------------------------------
Telecommunications (13.4%)
.........................................................................................................................
            45,100   ALLTEL Corp.                                                                              2,119,700
.........................................................................................................................
           345,400   AT&T Corp.                                                                                3,695,780
.........................................................................................................................
           358,200   AT&T Wireless Services, Inc. (NON)                                                        2,095,470
.........................................................................................................................
           428,800   BT Group PLC (United Kingdom)                                                             1,646,798
.........................................................................................................................
            69,800   CenturyTel, Inc.                                                                          2,059,100
.........................................................................................................................
           184,000   Citizens Communications Co. (NON)                                                         1,538,240
.........................................................................................................................
               305   Japan Telecom Co., Ltd. (Japan)                                                             872,883
.........................................................................................................................
            33,000   KT Corp. (South Korea)                                                                    1,327,144
.........................................................................................................................
             3,301   NTT DoCoMo, Inc. (Japan)                                                                  8,125,115
.........................................................................................................................
           198,700   Orange SA (France) (NON)                                                                    914,275
.........................................................................................................................
           702,300   Portugal Telecom, SGPS SA ADR
                     (Portugal)                                                                                4,993,353
.........................................................................................................................
            21,700   SK Telecom Co., Ltd. (South Korea)                                                        4,869,401
.........................................................................................................................
            80,100   Sprint Corp. (FON Group) (SEG)                                                              849,861
.........................................................................................................................
           108,400   Sprint Corp. (PCS Group) (NON)                                                              484,548
.........................................................................................................................
             5,706   Swisscom AG (Switzerland)                                                                 1,660,639
.........................................................................................................................
           120,800   TDC A/S (Denmark)                                                                         3,341,188
.........................................................................................................................
           555,100   Telecom Corp. of New Zealand, Ltd.
                     (New Zealand)                                                                             1,327,819
.........................................................................................................................
           768,300   Telecom Italia Mobile SpA (Italy)                                                         3,148,271
.........................................................................................................................
           667,200   Telecom Italia SpA (Italy)                                                                5,224,231
.........................................................................................................................
           216,954   Telefonica SA (Spain) (NON)                                                               1,820,873
.........................................................................................................................
            35,000   Telefonos de Mexico SA de CV (Telmex)
                     ADR Class L (Mexico)                                                                      1,122,800
.........................................................................................................................
        12,619,907   Vodafone Group PLC (United Kingdom)                                                      17,309,464
------------------------------------------------------------------------------------------------------------------------
                                                                                                              70,546,953
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.9%)
.........................................................................................................................
           240,575   Philadelphia Suburban Corp.                                                               4,859,615
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $436,191,260)                                                                    $445,272,383
------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes (13.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Electric Utilities (9.2%)
.........................................................................................................................
        $1,630,000   AmerenEnergy Generating Co. sr. notes
                     Ser. C, 7 3/4s, 2005                                                                     $1,743,119
.........................................................................................................................
         1,660,000   American Electric Power Company, Inc.
                     notes Ser. A, 6 1/8s, 2006                                                                1,688,120
.........................................................................................................................
         2,000,000   Arizona Public Service Co. notes
                     6 1/4s, 2005                                                                              2,084,720
.........................................................................................................................
         1,000,000   Avista Corp. sr. notes 9 3/4s, 2008                                                       1,066,030
.........................................................................................................................
         1,600,000   CILCORP, Inc. sr. notes 8.7s, 2009                                                        1,733,520
.........................................................................................................................
         2,000,000   Cinergy Corp. deb. 6 1/8s, 2004                                                           2,027,660
.........................................................................................................................
         1,200,000   CMS Energy Corp. pass-through
                     certificates 7s, 2005                                                                       864,000
.........................................................................................................................
         1,200,000   Conectiv, Inc. notes Ser. A, 6.73s, 2006                                                  1,213,896
.........................................................................................................................
         1,000,000   Connecticut Light & Power Co. 1st
                     mtge. Ser. D, 7 7/8s, 2024                                                                1,071,710
.........................................................................................................................
         1,660,000   Dominion Resources, Inc. sr. notes
                     8 1/8s, 2010                                                                              1,853,257
.........................................................................................................................
         1,880,000   DPL, Inc. bonds 8 1/8s, 2031                                                              1,821,514
.........................................................................................................................
         2,025,000   Duquesne Light Co. 1st mtge. Ser. O,
                     6.7s, 2012                                                                                2,112,980
.........................................................................................................................
         1,665,000   Exelon Corp. sr. notes 6 3/4s, 2011                                                       1,725,889
.........................................................................................................................
         1,630,000   FirstEnergy Corp. notes Ser. B,
                     6.45s, 2011                                                                               1,559,943
.........................................................................................................................
           820,000   Florida Power & Light Co. 1st mtge.
                     6 7/8s, 2005                                                                                879,884
.........................................................................................................................
         3,000,000   Hydro Quebec local government
                     guaranty Ser. HY, 8.4s, 2022 (Canada)                                                     3,697,890
.........................................................................................................................
         1,195,000   Kansas Gas & Electric debs. 8.29s, 2016                                                   1,082,909
.........................................................................................................................
         1,650,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                             1,699,500
.........................................................................................................................
         2,920,000   New Century Energies, Inc. coll.
                     trust 6 3/8s, 2005                                                                        2,988,065
.........................................................................................................................
         1,500,000   Niagara Mohawk Power Corp. sr. notes
                     Ser. G, 7 3/4s, 2008                                                                      1,663,545
.........................................................................................................................
         1,300,000   Nisource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                     1,339,949
.........................................................................................................................
         2,000,000   Northwestern Corp. 144A notes
                     8 3/4s, 2012                                                                              1,778,329
.........................................................................................................................
         2,000,000   PG&E Gas Transmission Northwest sr.
                     notes 7.1s, 2005                                                                          2,050,580
.........................................................................................................................
         1,500,000   Sierra Pacific Power Co. med. term
                     notes Ser. C, 6.82s, 2006                                                                 1,380,960
.........................................................................................................................
         1,660,000   Southern Investments Service Co. sr.
                     notes 6.8s, 2006 (United Kingdom)                                                         1,694,661
.........................................................................................................................
         1,240,000   Tampa Electric Co. notes 6 7/8s, 2012                                                     1,293,556
.........................................................................................................................
         2,388,710   Texas Utilities Co. secd. lease fac.
                     bonds 7.46s, 2015                                                                         2,435,481
.........................................................................................................................
         2,000,000   Western Resources, Inc. sr. notes
                     6 7/8s, 2004                                                                              1,888,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,440,067
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.1%)
.........................................................................................................................
           710,000   CMS Panhandle Holding Corp. sr. notes
                     6 1/8s, 2004                                                                                628,023
.........................................................................................................................
         1,500,000   Columbia Energy Group notes Ser. E,
                     7.32s, 2010                                                                               1,476,465
.........................................................................................................................
           380,000   KN Capital Trust III company guaranty
                     7.63s, 2028                                                                                 353,362
.........................................................................................................................
           400,000   Nisource Capital Markets, Inc. notes
                     Ser. MTN, 7.69s, 2005                                                                       420,057
.........................................................................................................................
         1,625,000   ONEOK, Inc. sr. notes 7 1/8s, 2011                                                        1,666,389
.........................................................................................................................
         1,500,000   Southwest Gas Corp. deb. 7 1/2s, 2006                                                     1,549,620
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,093,916
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.3%)
.........................................................................................................................
         1,250,000   Louis Dreyfus Natural Gas Corp. notes
                     6 7/8s, 2007                                                                              1,330,688
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.3%)
.........................................................................................................................
           800,000   Calpine Corp. sr. notes 7 3/4s, 2009                                                        504,000
.........................................................................................................................
           305,000   Midland Funding II debs. Ser. A,
                     11 3/4s, 2005                                                                               277,550
.........................................................................................................................
           598,087   Salton Sea Funding Corp. company
                     guaranty Ser. E, 8.3s, 2011                                                                 599,684
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,381,234
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.5%)
.........................................................................................................................
         3,200,000   Qwest Capital Funding, Inc. company
                     guaranty 7s, 2009                                                                         1,744,000
.........................................................................................................................
           810,000   Verizon Global Funding Corp. notes
                     7 1/4s, 2010                                                                                807,214
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,551,214
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
.........................................................................................................................
         1,660,000   AT&T Wireless Services, Inc. sr.
                     notes 7 7/8s, 2011                                                                        1,348,764
.........................................................................................................................
           815,000   British Telecommunications PLC notes
                     8 3/8s, 2010 (United Kingdom)                                                               889,761
.........................................................................................................................
         2,000,000   Century Telephone Enterprises, Inc.
                     deb. Ser. G, 6 7/8s, 2028                                                                 1,630,300
.........................................................................................................................
         1,245,000   Citizens Communications Co. notes
                     9 1/4s, 2011                                                                              1,193,880
.........................................................................................................................
         1,660,000   France Telecom FRN 7 3/4s, 2011 (France)                                                  1,468,901
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,531,606
------------------------------------------------------------------------------------------------------------------------
Telephone (0.6%)
.........................................................................................................................
         2,650,000   New England Telephone and Telegraph
                     Co. deb. 7 7/8s, 2029                                                                     2,663,595
.........................................................................................................................
         1,250,000   WorldCom, Inc. notes 7 3/4s, 2007
                     (In default) (NON)                                                                          200,000
.........................................................................................................................
         1,660,000   WorldCom, Inc.-WorldCom Group notes
                     7 1/2s, 2011 (In default) (NON)                                                             265,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,129,195
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.3%)
.........................................................................................................................
         1,500,000   Pennsylvania-American Water Co. 144A
                     mtge. 7.8s, 2026                                                                          1,571,895
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $75,500,671)                                                                      $71,029,815
------------------------------------------------------------------------------------------------------------------------
Preferred Stocks (0.3%) (a) (cost $1,500,000)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             1,500   Centaur Funding Corp. 144A Ser. B,
                     9.08% pfd. (Cayman Islands)                                                              $1,692,015
------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (1.9%) (a) (cost $9,806,360)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $9,812,322   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98% and
                     due dates ranging from July 1, 2002
                     to August 26, 2002 (d)                                                                   $9,806,360
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $522,998,291) (b)                                                                $527,800,573
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate                 Unrealized
                                              Face  Expiration   Appreciation/
                         Market Value        Value        Date  (Depreciation)
...............................................................................
U.S. Treasury
Bond (Long)                $4,419,594   $4,313,748      Sep 02       $105,846
...............................................................................
U.S. Treasury
Note 10yr (Short)           2,573,625    2,511,093      Sep 02        (62,532)
...............................................................................
U.S. Treasury
Note 5yr (Long)             2,148,438    2,107,812      Sep 02         40,626
------------------------------------------------------------------------------
                                                                      $83,940
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Vista Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (98.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.9%)
.........................................................................................................................
            20,723   Interpublic Group Companies, Inc.                                                          $513,101
.........................................................................................................................
           125,700   Lamar Advertising Co. (NON)                                                               4,677,297
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,190,398
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.6%)
.........................................................................................................................
            51,200   L-3 Communications Holdings, Inc. (NON)                                                   2,764,800
.........................................................................................................................
             4,588   Northrop Grumman Corp.                                                                      573,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,338,300
------------------------------------------------------------------------------------------------------------------------
Automotive (0.2%)
.........................................................................................................................
            27,200   Lear Corp. (NON)                                                                          1,258,000
------------------------------------------------------------------------------------------------------------------------
Banking (5.8%)
.........................................................................................................................
           101,805   Charter One Financial, Inc.                                                               3,500,056
.........................................................................................................................
            66,500   First Tennessee National Corp.                                                            2,546,950
.........................................................................................................................
            30,700   Greenpoint Financial Corp.                                                                1,507,370
.........................................................................................................................
           101,200   Investors Financial Services Corp.                                                        3,394,248
.........................................................................................................................
            65,070   M&T Bank Corp.                                                                            5,580,403
.........................................................................................................................
           109,400   North Fork Bancorporation, Inc.                                                           4,355,214
.........................................................................................................................
            47,600   Northern Trust Corp.                                                                      2,097,256
.........................................................................................................................
            36,600   South Trust Corp.                                                                           955,992
.........................................................................................................................
           157,500   Zions Bancorporation                                                                      8,205,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,143,239
------------------------------------------------------------------------------------------------------------------------
Beverage (0.6%)
.........................................................................................................................
           110,400   Pepsi Bottling Group, Inc. (The)                                                          3,400,320
------------------------------------------------------------------------------------------------------------------------
Biotechnology (5.5%)
.........................................................................................................................
            68,717   Abgenix, Inc. (NON)                                                                         673,427
.........................................................................................................................
            12,100   Affymetrix, Inc. (NON)                                                                      290,279
.........................................................................................................................
            17,500   Applera Corporation-Applied
                     Biosystems Group                                                                            341,075
.........................................................................................................................
            17,800   Celgene Corp. (NON)                                                                         272,340
.........................................................................................................................
             9,400   Chiron Corp. (NON)                                                                          332,290
.........................................................................................................................
           151,007   Genzyme Corp. (NON)                                                                       2,905,375
.........................................................................................................................
           200,800   Gilead Sciences, Inc. (NON)                                                               6,602,304
.........................................................................................................................
           151,900   IDEC Pharmaceuticals Corp. (NON)                                                          5,384,855
.........................................................................................................................
            87,200   IDEXX Laboratories, Inc. (NON)                                                            2,248,888
.........................................................................................................................
           129,278   Immunex Corp. (NON)                                                                       2,888,071
.........................................................................................................................
            18,784   Invitrogen Corp. (NON)                                                                      601,276
.........................................................................................................................
            23,900   Ligand Pharmaceuticals, Inc. Class B (NON)                                                  346,550
.........................................................................................................................
           229,600   MedImmune, Inc. (NON)                                                                     6,061,440
.........................................................................................................................
            27,800   Protein Design Labs, Inc. (NON)                                                             301,908
.........................................................................................................................
            27,200   QIAGEN NV (Netherlands) (NON)                                                               316,880
.........................................................................................................................
            24,900   Scios, Inc. (NON)                                                                           762,189
.........................................................................................................................
             6,500   Trimeris, Inc. (NON)                                                                        288,535
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,617,682
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
.........................................................................................................................
            19,352   Univision Communications, Inc. Class A (NON)                                                607,653
.........................................................................................................................
            32,190   Westwood One, Inc. (NON)                                                                  1,075,790
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,683,443
------------------------------------------------------------------------------------------------------------------------
Cable Television (--%)
.........................................................................................................................
            39,500   Charter Communications, Inc. Class A (NON)                                                  161,160
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.0%)
.........................................................................................................................
            49,800   CDW Computer Centers, Inc. (NON)                                                          2,331,138
.........................................................................................................................
            15,700   Choicepoint, Inc. (NON)                                                                     713,879
.........................................................................................................................
           115,500   Cintas Corp.                                                                              5,709,165
.........................................................................................................................
           169,957   Ecolab, Inc.                                                                              7,857,112
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,611,294
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.7%)
.........................................................................................................................
           342,600   Extreme Networks, Inc. (NON)                                                              3,456,834
.........................................................................................................................
            84,300   Sonus Networks, Inc. (NON)                                                                  170,286
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,627,120
------------------------------------------------------------------------------------------------------------------------
Computers (3.7%)
.........................................................................................................................
            25,800   Brocade Communications Systems, Inc. (NON)                                                  450,984
.........................................................................................................................
           192,200   Emulex Corp. (NON)                                                                        4,326,422
.........................................................................................................................
           136,900   Lexmark International, Inc. (NON)                                                         7,447,360
.........................................................................................................................
           125,800   McDATA Corp. Class A (NON)                                                                1,108,298
.........................................................................................................................
            50,400   Mentor Graphics Corp. (NON)                                                                 716,688
.........................................................................................................................
            28,400   Network Appliance, Inc. (NON)                                                               353,296
.........................................................................................................................
           136,700   QLogic Corp. (NON)                                                                        5,208,270
.........................................................................................................................
            70,700   Symbol Technologies, Inc.                                                                   600,950
.........................................................................................................................
            56,173   VeriSign, Inc. (NON)                                                                        403,884
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,616,152
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.4%)
.........................................................................................................................
           189,200   AmeriCredit Corp. (NON)                                                                   5,307,060
.........................................................................................................................
            33,200   Capital One Financial Corp.                                                               2,026,860
.........................................................................................................................
            62,179   Metris Companies, Inc.                                                                      516,707
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,850,627
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.1%)
.........................................................................................................................
            12,200   Alberto-Culver Co. Class B                                                                  583,160
.........................................................................................................................
           172,300   Estee Lauder Companies, Inc. (The)
                     Class A                                                                                   6,064,960
.........................................................................................................................
             9,400   Fortune Brands, Inc.                                                                        526,400
.........................................................................................................................
           122,500   Newell Rubbermaid, Inc.                                                                   4,294,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,469,370
------------------------------------------------------------------------------------------------------------------------
Distribution (0.7%)
.........................................................................................................................
           150,830   SYSCO Corp.                                                                               4,105,593
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (2.0%)
.........................................................................................................................
           124,400   Entergy Corp.                                                                             5,279,536
.........................................................................................................................
           107,800   Progress Energy, Inc.                                                                     5,606,678
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,886,214
------------------------------------------------------------------------------------------------------------------------
Electronics (6.5%)
.........................................................................................................................
           282,000   Applied Micro Circuits Corp. (NON)                                                        1,333,860
.........................................................................................................................
           179,800   Broadcom Corp. Class A (NON)                                                              3,153,692
.........................................................................................................................
            53,900   Brooks-PRI Automation, Inc. (NON)                                                         1,377,684
.........................................................................................................................
            85,700   Celestica, Inc. (Canada) (NON)                                                            1,946,247
.........................................................................................................................
            16,700   FEI Co. (NON)                                                                               409,317
.........................................................................................................................
           119,800   Integrated Device Technology, Inc. (NON)                                                  2,173,172
.........................................................................................................................
            51,700   Jabil Circuit, Inc. (NON)                                                                 1,091,387
.........................................................................................................................
           134,800   Linear Technology Corp.                                                                   4,236,764
.........................................................................................................................
           348,500   LSI Logic Corp. (NON)                                                                     3,049,375
.........................................................................................................................
           113,300   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                           2,253,537
.........................................................................................................................
            26,600   Maxim Integrated Products, Inc. (NON)                                                     1,019,578
.........................................................................................................................
           206,100   Micrel, Inc. (NON)                                                                        2,963,718
.........................................................................................................................
            88,800   Microchip Technology, Inc. (NON)                                                          2,435,784
.........................................................................................................................
            18,800   NVIDIA Corp. (NON)                                                                          322,984
.........................................................................................................................
           365,000   PMC - Sierra, Inc. (NON)                                                                  3,383,550
.........................................................................................................................
           209,000   RF Micro Devices, Inc. (NON)                                                              1,592,580
.........................................................................................................................
           116,500   Semtech Corp. (NON)                                                                       3,110,550
.........................................................................................................................
            13,400   Skyworks Solutions, Inc. (NON)                                                               74,370
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,928,149
------------------------------------------------------------------------------------------------------------------------
Energy (3.9%)
.........................................................................................................................
           117,400   Cooper Cameron Corp. (NON)                                                                5,684,508
.........................................................................................................................
           198,067   GlobalSantaFe Corp.                                                                       5,417,132
.........................................................................................................................
            14,200   Nabor Industries, Ltd. (Barbardos) (NON)                                                    501,260
.........................................................................................................................
           131,900   Smith International, Inc. (NON)                                                           8,994,261
.........................................................................................................................
            29,593   Transocean Sedco Forex, Inc.                                                                921,822
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,518,983
------------------------------------------------------------------------------------------------------------------------
Financial (0.3%)
.........................................................................................................................
            19,415   SLM Corp.                                                                                 1,881,314
------------------------------------------------------------------------------------------------------------------------
Food (0.5%)
.........................................................................................................................
            92,400   Krispy Kreme Doughnuts, Inc. (NON)                                                        2,974,356
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.8%)
.........................................................................................................................
            59,400   Harrah's Entertainment, Inc. (NON)                                                        2,634,390
.........................................................................................................................
           110,400   International Game Technology (NON)                                                       6,259,680
.........................................................................................................................
            28,800   MGM Mirage, Inc. (NON)                                                                      972,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,866,070
------------------------------------------------------------------------------------------------------------------------
Health Care Services (9.4%)
.........................................................................................................................
           119,400   AdvancePCS (NON)                                                                          2,858,436
.........................................................................................................................
           156,500   AmerisourceBergen Corp.                                                                  11,894,000
.........................................................................................................................
           358,600   Caremark Rx, Inc. (NON)                                                                   5,916,900
.........................................................................................................................
           116,600   Express Scripts, Inc. Class A (NON)                                                       5,842,826
.........................................................................................................................
           197,600   Health Management Assoc., Inc. (NON)                                                      3,981,640
.........................................................................................................................
            40,200   Health Net, Inc. (NON)                                                                    1,076,154
.........................................................................................................................
           204,600   Laboratory Corporation of America
                     Holdings (NON)                                                                            9,339,990
.........................................................................................................................
            85,000   Quest Diagnostics, Inc. (NON)                                                             7,314,250
.........................................................................................................................
            11,900   Trigon Healthcare, Inc. (NON)                                                             1,196,902
.........................................................................................................................
            56,200   Universal Health Services, Inc. Class B (NON)                                             2,753,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,174,898
------------------------------------------------------------------------------------------------------------------------
Insurance (1.5%)
.........................................................................................................................
           174,272   ACE, Ltd. (Bermuda)                                                                       5,506,995
.........................................................................................................................
            22,300   AMBAC Financial Group, Inc.                                                               1,498,560
.........................................................................................................................
             9,600   Everest Re Group, Ltd. (Barbardos)                                                          537,120
.........................................................................................................................
            16,700   Gallagher, Arthur J. & Co.                                                                  578,655
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,121,330
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.8%)
.........................................................................................................................
            21,500   Bear Stearns Companies, Inc. (The)                                                        1,315,800
.........................................................................................................................
            27,100   Investment Technology Group, Inc. (NON)                                                     886,170
.........................................................................................................................
            62,900   Legg Mason, Inc.                                                                          3,103,486
.........................................................................................................................
           121,400   SEI Investments Co.                                                                       3,419,838
.........................................................................................................................
            57,200   Waddell & Reed Financial, Inc.                                                            1,311,024
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,036,318
------------------------------------------------------------------------------------------------------------------------
Leisure (0.3%)
.........................................................................................................................
            32,000   Harley-Davidson, Inc.                                                                     1,640,640
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.3%)
.........................................................................................................................
            49,300   Four Seasons Hotels, Inc. (Canada)                                                        2,312,170
.........................................................................................................................
            70,300   Marriott International, Inc. Class A                                                      2,674,915
.........................................................................................................................
           105,100   Royal Caribbean Cruises, Ltd.                                                             2,049,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,036,535
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.2%)
.........................................................................................................................
            31,600   Dover Corp.                                                                               1,106,000
------------------------------------------------------------------------------------------------------------------------
Media (0.2%)
.........................................................................................................................
            56,800   USA Networks, Inc. (NON)                                                                  1,331,960
------------------------------------------------------------------------------------------------------------------------
Medical Technology (5.1%)
.........................................................................................................................
            47,200   Alcon, Inc. (Switzerland) (NON)                                                           1,616,600
.........................................................................................................................
           131,500   Apogent Technologies, Inc. (NON)                                                          2,704,955
.........................................................................................................................
           225,100   Biomet, Inc.                                                                              6,104,712
.........................................................................................................................
            18,700   Charles River Laboratories
                     International, Inc. (NON)                                                                   655,435
.........................................................................................................................
           148,000   Cytyc Corp. (NON)                                                                         1,127,760
.........................................................................................................................
           112,200   Guidant Corp. (NON)                                                                       3,391,806
.........................................................................................................................
            57,400   St. Jude Medical, Inc. (NON)                                                              4,238,990
.........................................................................................................................
            32,021   Stryker Corp.                                                                             1,713,444
.........................................................................................................................
           190,700   Zimmer Holdings, Inc. (NON)                                                               6,800,362
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,354,064
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (3.5%)
.........................................................................................................................
            93,200   Burlington Resources, Inc.                                                                3,541,600
.........................................................................................................................
            29,500   EOG Resources, Inc.                                                                       1,171,150
.........................................................................................................................
             8,700   Kerr-McGee Corp.                                                                            465,885
.........................................................................................................................
            70,700   Murphy Oil Corp.                                                                          5,832,750
.........................................................................................................................
           167,452   Noble Corp. (NON)                                                                         6,463,647
.........................................................................................................................
            56,139   Valero Energy Corp.                                                                       2,100,721
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,575,753
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.6%)
.........................................................................................................................
            67,797   Allergan, Inc. (SEG)                                                                      4,525,450
.........................................................................................................................
           210,200   Andrx Group (NON)                                                                         5,669,094
.........................................................................................................................
            16,700   Barr Laboratories, Inc. (NON)                                                             1,060,951
.........................................................................................................................
            54,000   Cephalon, Inc. (NON)                                                                      2,440,800
.........................................................................................................................
            22,589   Enzon, Inc. (NON)                                                                           567,435
.........................................................................................................................
            19,000   Forest Laboratories, Inc. (NON)                                                           1,345,200
.........................................................................................................................
            45,249   IVAX Corp. (NON)                                                                            488,689
.........................................................................................................................
           213,100   King Pharmaceuticals, Inc. (NON)                                                          4,741,475
.........................................................................................................................
           113,412   Shire Pharmaceuticals Group PLC ADR
                     (United Kingdom) (NON)                                                                    2,927,164
.........................................................................................................................
            26,100   Teva Pharmaceutical Industries, Ltd.
                     ADR (Israel)                                                                              1,742,958
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,509,216
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.1%)
.........................................................................................................................
            39,700   Mirant Corp. (NON)                                                                          289,810
------------------------------------------------------------------------------------------------------------------------
Restaurants (4.0%)
.........................................................................................................................
            14,645   Darden Restaurants, Inc.                                                                    361,732
.........................................................................................................................
           508,200   Starbucks Corp. (NON)                                                                    12,628,770
.........................................................................................................................
            71,600   Wendy's International, Inc.                                                               2,851,828
.........................................................................................................................
           204,400   Yum! Brands, Inc. (NON)                                                                   5,978,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,821,030
------------------------------------------------------------------------------------------------------------------------
Retail (10.1%)
.........................................................................................................................
            54,100   AutoZone, Inc. (NON)                                                                      4,181,930
.........................................................................................................................
           189,400   Bed Bath & Beyond, Inc. (NON)                                                             7,147,956
.........................................................................................................................
            25,340   Best Buy Companies, Inc. (NON)                                                              919,842
.........................................................................................................................
           107,300   Big Lots, Inc.                                                                            2,111,664
.........................................................................................................................
            64,300   Columbia Sportswear Co. (NON)                                                             2,057,536
.........................................................................................................................
            81,500   Dollar Tree Stores, Inc. (NON)                                                            3,211,915
.........................................................................................................................
           169,700   Family Dollar Stores, Inc.                                                                5,981,925
.........................................................................................................................
            58,000   Michaels Stores, Inc. (NON)                                                               2,262,000
.........................................................................................................................
           126,800   Office Depot, Inc. (NON)                                                                  2,130,240
.........................................................................................................................
           133,038   RadioShack Corp.                                                                          3,999,122
.........................................................................................................................
            18,300   Ross Stores, Inc.                                                                           745,725
.........................................................................................................................
           347,000   Staples, Inc. (NON)                                                                       6,835,900
.........................................................................................................................
            26,299   Talbots, Inc. (The)                                                                         920,465
.........................................................................................................................
            57,805   Tiffany & Co.                                                                             2,034,736
.........................................................................................................................
           412,700   TJX Companies, Inc. (The)                                                                 8,093,047
.........................................................................................................................
           108,300   Williams-Sonoma, Inc. (NON)                                                               3,320,478
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,954,481
------------------------------------------------------------------------------------------------------------------------
Schools (0.4%)
.........................................................................................................................
            49,800   Apollo Group, Inc. Class A (NON)                                                          1,963,116
------------------------------------------------------------------------------------------------------------------------
Semiconductor (2.6%)
.........................................................................................................................
            28,500   DuPont Photomasks, Inc. (NON)                                                               925,680
.........................................................................................................................
            40,499   KLA-Tencor Corp. (NON)                                                                    1,781,551
.........................................................................................................................
           182,900   LAM Research Corp. (NON)                                                                  3,288,542
.........................................................................................................................
            52,100   LTX Corp. (NON)                                                                             743,988
.........................................................................................................................
           114,200   Novellus Systems, Inc. (NON)                                                              3,882,800
.........................................................................................................................
            27,500   Photon Dynamics, Inc. (NON)                                                                 825,000
.........................................................................................................................
           121,000   Teradyne, Inc. (NON)                                                                      2,843,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,291,061
------------------------------------------------------------------------------------------------------------------------
Software (6.1%)
.........................................................................................................................
           156,900   Adobe Systems, Inc.                                                                       4,471,650
.........................................................................................................................
            33,336   Amdocs, Ltd. (Guernsey) (NON)                                                               251,687
.........................................................................................................................
            27,300   BEA Systems, Inc. (NON)                                                                     259,623
.........................................................................................................................
            57,600   Business Objects SA ADR (France) (NON)                                                    1,618,560
.........................................................................................................................
           104,000   Electronic Arts, Inc. (NON)                                                               6,869,200
.........................................................................................................................
           136,000   Internet Security Systems, Inc. (NON)                                                     1,784,320
.........................................................................................................................
            24,700   Intuit, Inc. (NON)                                                                        1,228,084
.........................................................................................................................
            35,364   Manugistics Group, Inc. (NON)                                                               216,074
.........................................................................................................................
            32,800   Matrixone, Inc. (NON)                                                                       200,080
.........................................................................................................................
            20,193   Mercury Interactive Corp. (NON)                                                             463,631
.........................................................................................................................
            82,000   NETIQ Corp. (NON)                                                                         1,855,660
.........................................................................................................................
           143,400   Network Associates, Inc. (NON)                                                            2,763,318
.........................................................................................................................
           120,500   PeopleSoft, Inc. (NON)                                                                    1,793,040
.........................................................................................................................
            13,900   Precise Software Solutions, Ltd. (Israel) (NON)                                             132,745
.........................................................................................................................
            34,200   Retek, Inc. (NON)                                                                           831,060
.........................................................................................................................
           126,000   Siebel Systems, Inc. (NON)                                                                1,791,720
.........................................................................................................................
           159,100   Symantec Corp. (NON)                                                                      5,226,435
.........................................................................................................................
            11,900   Synopsys, Inc. (NON)                                                                        652,239
.........................................................................................................................
            88,700   TIBCO Software, Inc. (NON)                                                                  493,172
.........................................................................................................................
            38,177   VERITAS Software Corp. (NON)                                                                755,523
.........................................................................................................................
            26,165   webMethods, Inc. (NON)                                                                      259,034
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,916,855
------------------------------------------------------------------------------------------------------------------------
Technology Services (6.1%)
.........................................................................................................................
           169,900   Affiliated Computer Services, Inc.
                     Class A (NON)                                                                             8,066,849
.........................................................................................................................
           103,400   BISYS Group, Inc. (The) (NON)                                                             3,443,220
.........................................................................................................................
            60,000   Concord EFS, Inc. (NON)                                                                   1,808,400
.........................................................................................................................
           156,100   Convergys Corp. (NON) (SEG)                                                               3,040,828
.........................................................................................................................
            96,800   DST Systems, Inc. (NON)                                                                   4,424,728
.........................................................................................................................
           145,450   Fiserv, Inc. (NON)                                                                        5,339,470
.........................................................................................................................
            86,400   Jack Henry & Associates, Inc.                                                             1,442,016
.........................................................................................................................
           224,900   SunGard Data Systems, Inc. (NON)                                                          5,955,352
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,520,863
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.9%)
.........................................................................................................................
           139,300   CenturyTel, Inc.                                                                          4,109,350
.........................................................................................................................
             8,000   Telephone and Data Systems, Inc.                                                            484,400
.........................................................................................................................
            33,100   Time Warner Telecom, Inc. Class A (NON)                                                      55,608
.........................................................................................................................
            28,877   Western Wireless Corp. Class A (NON)                                                         92,406
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,741,764
------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
.........................................................................................................................
            14,531   Jones Apparel Group, Inc. (NON)                                                             544,913
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $609,743,670)                                                                    $547,058,391
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) (a) (cost $3,939)
------------------------------------------------------------------------------------------------------------------------
                                                                                         Expiration Date/
Contract Amount                                                                              Strike Price          Value
.........................................................................................................................
            26,490   Pitney Bowes,
                     Inc. (Call)                                                         Jul 02/ 46.75 USD        $1,325
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $13,939,297   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98%
                     and due dates ranging from
                     July 1, 2002 to August 26, 2002 (d)                                                     $13,930,828
.........................................................................................................................
         8,262,080   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                       8,262,080
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $22,192,908)                                                                      $22,192,908
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $631,940,517) (b)                                                                $569,252,624
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate
                                              Face  Expiration     Unrealized
                         Market Value        Value        Date   Appreciation
...............................................................................
S&P 500
Index (Long)                 $742,574     $740,394      Sep-02         $2,180
------------------------------------------------------------------------------
Written Options Outstanding at June 30, 2002 (Unaudited)
(premiums received $112,461)
------------------------------------------------------------------------------
                                            Expiration Date/           Market
Contract Amount                                 Strike Price            Value
...............................................................................
       34,756 PeopleSoft, Inc. (put)        Jul 02/ 17.50 USD         $107,048
...............................................................................
       55,924 VERITAS Software
              Corp. (put)                   Jul 02/ 21.59 USD          156,028
------------------------------------------------------------------------------
                                                                      $263,076
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Voyager Fund
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (98.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.3%)
.........................................................................................................................
           110,700   Interpublic Group Companies, Inc.                                                        $2,740,932
.........................................................................................................................
           156,600   Lamar Advertising Co. (NON)                                                               5,827,086
.........................................................................................................................
            40,300   Omnicom Group, Inc.                                                                       1,845,740
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,413,758
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.6%)
.........................................................................................................................
            53,900   General Dynamics Corp.                                                                    5,732,265
.........................................................................................................................
           127,318   L-3 Communications Holdings, Inc. (NON)                                                   6,875,172
.........................................................................................................................
           388,565   Lockheed Martin Corp.                                                                    27,005,268
.........................................................................................................................
            74,600   Northrop Grumman Corp.                                                                    9,325,000
.........................................................................................................................
           177,400   Raytheon Co.                                                                              7,229,050
.........................................................................................................................
            33,400   Rockwell Collins, Inc.                                                                      915,828
.........................................................................................................................
           108,405   United Technologies Corp.                                                                 7,360,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                              64,443,283
------------------------------------------------------------------------------------------------------------------------
Airlines (0.3%)
.........................................................................................................................
           123,600   FedEx Corp.                                                                               6,600,240
.........................................................................................................................
           229,400   Southwest Airlines Co.                                                                    3,707,104
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,307,344
------------------------------------------------------------------------------------------------------------------------
Automotive (1.0%)
.........................................................................................................................
           173,100   Dana Corp.                                                                                3,207,543
.........................................................................................................................
           213,300   Delphi Automotive Systems Corp.                                                           2,815,560
.........................................................................................................................
           162,200   Ford Motor Co.                                                                            2,595,200
.........................................................................................................................
           255,600   General Motors Corp.                                                                     13,661,820
.........................................................................................................................
            97,100   Johnson Controls, Inc.                                                                    7,924,331
.........................................................................................................................
           216,600   Lear Corp. (NON)                                                                         10,017,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              40,222,204
------------------------------------------------------------------------------------------------------------------------
Banking (4.4%)
.........................................................................................................................
           100,200   Bank of America Corp.                                                                     7,050,072
.........................................................................................................................
           590,332   Bank of New York Company, Inc. (The)                                                     19,923,705
.........................................................................................................................
           112,900   Bank One Corp.                                                                            4,344,392
.........................................................................................................................
           243,340   Charter One Financial, Inc.                                                               8,366,029
.........................................................................................................................
           164,678   Fifth Third Bancorp                                                                      10,975,789
.........................................................................................................................
            13,000   First Tennessee National Corp.                                                              497,900
.........................................................................................................................
           112,400   Golden West Financial Corp.                                                               7,730,872
.........................................................................................................................
            93,300   Greenpoint Financial Corp.                                                                4,581,030
.........................................................................................................................
           145,370   Investors Financial Services Corp.                                                        4,875,710
.........................................................................................................................
            84,700   M&T Bank Corp.                                                                            7,263,872
.........................................................................................................................
            29,300   Mellon Financial Corp.                                                                      920,899
.........................................................................................................................
           283,491   National City Corp.                                                                       9,426,076
.........................................................................................................................
           151,366   North Fork Bancorporation, Inc.                                                           6,025,880
.........................................................................................................................
            73,200   Northern Trust Corp.                                                                      3,225,192
.........................................................................................................................
            26,500   South Trust Corp.                                                                           692,180
.........................................................................................................................
           193,700   SunTrust Banks, Inc.                                                                     13,117,364
.........................................................................................................................
           937,370   U.S. Bancorp                                                                             21,887,590
.........................................................................................................................
            49,300   UnionBanCal Corp.                                                                         2,309,705
.........................................................................................................................
           466,600   Washington Mutual, Inc.                                                                  17,315,526
.........................................................................................................................
           377,724   Wells Fargo & Co.                                                                        18,908,863
.........................................................................................................................
           197,200   Zions Bancorporation                                                                     10,274,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                             179,712,766
------------------------------------------------------------------------------------------------------------------------
Beverage (4.3%)
.........................................................................................................................
            10,600   Adolph Coors Co. Class B                                                                    660,380
.........................................................................................................................
           789,354   Anheuser-Busch Companies, Inc.                                                           39,467,700
.........................................................................................................................
           934,550   Coca-Cola Co. (The)                                                                      52,334,800
.........................................................................................................................
           291,427   Coca-Cola Enterprises, Inc.                                                               6,434,708
.........................................................................................................................
           619,400   Pepsi Bottling Group, Inc. (The)                                                         19,077,520
.........................................................................................................................
         1,133,244   PepsiCo, Inc.                                                                            54,622,361
------------------------------------------------------------------------------------------------------------------------
                                                                                                             172,597,469
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.8%)
.........................................................................................................................
           635,730   Amgen, Inc. (NON)                                                                        26,624,372
.........................................................................................................................
            43,800   Applera Corporation-Applied
                     Biosystems Group                                                                            853,662
.........................................................................................................................
           176,120   Genzyme Corp. (NON)                                                                       3,388,549
.........................................................................................................................
           307,400   Gilead Sciences, Inc. (NON)                                                              10,107,312
.........................................................................................................................
           225,400   IDEC Pharmaceuticals Corp. (NON)                                                          7,990,430
.........................................................................................................................
           109,600   IDEXX Laboratories, Inc. (NON)                                                            2,826,584
.........................................................................................................................
            86,200   Immunex Corp. (NON)                                                                       1,925,708
.........................................................................................................................
           765,800   MedImmune, Inc. (NON)                                                                    20,217,120
.........................................................................................................................
            71,100   Millennium Pharmaceuticals, Inc. (NON)                                                      863,865
------------------------------------------------------------------------------------------------------------------------
                                                                                                              74,797,602
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.7%)
.........................................................................................................................
           110,050   Clear Channel Communications, Inc. (NON)                                                  3,523,801
.........................................................................................................................
            92,900   Cox Radio, Inc. Class A (NON)                                                             2,238,890
.........................................................................................................................
           558,100   Echostar Communications Corp.
                     Class A (NON)                                                                            10,358,336
.........................................................................................................................
         1,226,271   Viacom, Inc. Class B (NON)                                                               54,409,644
------------------------------------------------------------------------------------------------------------------------
                                                                                                              70,530,671
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.3%)
.........................................................................................................................
           506,426   Comcast Corp. Class A (NON)                                                              12,073,196
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.3%)
.........................................................................................................................
            57,000   Air Products & Chemicals, Inc.                                                            2,876,790
.........................................................................................................................
            72,400   Eastman Chemical Co.                                                                      3,395,560
.........................................................................................................................
            56,600   Lubrizol Corp. (The)                                                                      1,896,100
.........................................................................................................................
            70,800   Rohm & Haas Co.                                                                           2,866,692
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,035,142
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.7%)
.........................................................................................................................
            59,300   CDW Computer Centers, Inc. (NON)                                                          2,775,833
.........................................................................................................................
            22,000   Choicepoint, Inc. (NON)                                                                   1,000,340
.........................................................................................................................
           159,200   Cintas Corp.                                                                              7,869,256
.........................................................................................................................
           209,983   Ecolab, Inc.                                                                              9,707,514
.........................................................................................................................
            88,100   H&R Block, Inc.                                                                           4,065,815
.........................................................................................................................
            50,700   Sabre Holdings Corp. (NON)                                                                1,815,060
.........................................................................................................................
            60,800   Tech Data Corp. (NON)                                                                     2,301,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,535,098
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.6%)
.........................................................................................................................
         5,944,738   Cisco Systems, Inc. (NON)                                                                82,929,095
.........................................................................................................................
           219,743   Extreme Networks, Inc. (NON)                                                              2,217,207
.........................................................................................................................
           325,500   Nokia OYJ ADR (Finland)                                                                   4,713,240
.........................................................................................................................
           376,731   QUALCOMM, Inc. (NON)                                                                     10,356,335
.........................................................................................................................
           270,600   Scientific-Atlanta, Inc.                                                                  4,451,370
------------------------------------------------------------------------------------------------------------------------
                                                                                                             104,667,247
------------------------------------------------------------------------------------------------------------------------
Computers (4.4%)
.........................................................................................................................
         2,712,914   Dell Computer Corp. (NON)                                                                70,915,572
.........................................................................................................................
         1,002,000   EMC Corp. (NON)                                                                           7,565,100
.........................................................................................................................
           327,400   Emulex Corp. (NON)                                                                        7,369,774
.........................................................................................................................
           974,055   Hewlett-Packard Co.                                                                      14,883,560
.........................................................................................................................
           708,432   IBM Corp.                                                                                51,007,104
.........................................................................................................................
           198,400   Lexmark International, Inc. (NON)                                                        10,792,960
.........................................................................................................................
           176,200   McDATA Corp. Class A (NON)                                                                1,552,322
.........................................................................................................................
            27,400   Mentor Graphics Corp. (NON)                                                                 389,628
.........................................................................................................................
           244,700   QLogic Corp. (NON)                                                                        9,323,070
.........................................................................................................................
         1,041,600   Sun Microsystems, Inc. (NON)                                                              5,218,416
------------------------------------------------------------------------------------------------------------------------
                                                                                                             179,017,506
------------------------------------------------------------------------------------------------------------------------
Conglomerates (4.7%)
.........................................................................................................................
         5,791,923   General Electric Co. (SEG)                                                              168,255,363
.........................................................................................................................
         1,505,650   Tyco International, Ltd. (Bermuda)                                                       20,341,332
------------------------------------------------------------------------------------------------------------------------
                                                                                                             188,596,695
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.8%)
.........................................................................................................................
           307,200   AmeriCredit Corp. (NON)                                                                   8,616,960
.........................................................................................................................
           480,396   Capital One Financial Corp.                                                              29,328,176
.........................................................................................................................
            10,300   Countrywide Credit Industries, Inc.                                                         496,975
.........................................................................................................................
           366,700   Household International, Inc.                                                            18,224,990
.........................................................................................................................
           485,397   MBNA Corp.                                                                               16,052,079
------------------------------------------------------------------------------------------------------------------------
                                                                                                              72,719,180
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.3%)
.........................................................................................................................
           240,000   Colgate-Palmolive Co.                                                                    12,012,000
.........................................................................................................................
           109,547   Estee Lauder Companies, Inc. (The)
                     Class A                                                                                   3,856,054
.........................................................................................................................
            56,700   Fortune Brands, Inc.                                                                      3,175,200
.........................................................................................................................
           112,722   Newell Rubbermaid, Inc.                                                                   3,952,033
.........................................................................................................................
           313,315   Procter & Gamble Co.                                                                     27,979,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                              50,974,317
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.1%)
.........................................................................................................................
            46,400   Hotels.com Class A (NON)                                                                  1,959,472
.........................................................................................................................
            43,100   United Rentals, Inc. (NON)                                                                  939,580
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,899,052
------------------------------------------------------------------------------------------------------------------------
Distribution (0.2%)
.........................................................................................................................
           230,662   SYSCO Corp.                                                                               6,278,620
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.8%)
.........................................................................................................................
           170,400   Duke Energy Corp.                                                                        $5,299,440
.........................................................................................................................
           165,119   Edison International (NON)                                                                2,807,023
.........................................................................................................................
           219,000   Entergy Corp.                                                                             9,294,360
.........................................................................................................................
            97,600   Exelon Corp.                                                                              5,104,480
.........................................................................................................................
            37,450   FPL Group, Inc.                                                                           2,246,626
.........................................................................................................................
            38,300   Pinnacle West Capital Corp.                                                               1,512,850
.........................................................................................................................
           150,100   Progress Energy, Inc.                                                                     7,806,701
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,071,480
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (--%)
.........................................................................................................................
            29,400   Rockwell International Corp.                                                                587,412
------------------------------------------------------------------------------------------------------------------------
Electronics (5.5%)
.........................................................................................................................
           538,600   Agilent Technologies, Inc. (NON)                                                         12,737,890
.........................................................................................................................
           443,700   Applied Micro Circuits Corp. (NON)                                                        2,098,701
.........................................................................................................................
           162,000   Avnet, Inc.                                                                               3,562,380
.........................................................................................................................
           380,000   Broadcom Corp. Class A (NON)                                                              6,665,200
.........................................................................................................................
            78,700   Brooks-PRI Automation, Inc. (NON)                                                         2,011,572
.........................................................................................................................
           102,900   Celestica, Inc. (Canada) (NON)                                                            2,336,859
.........................................................................................................................
            19,126   Fairchild Semiconductor Corp. Class A (NON)                                                 464,762
.........................................................................................................................
           168,900   Integrated Device Technology, Inc. (NON)                                                  3,063,846
.........................................................................................................................
         5,545,834   Intel Corp.                                                                             101,322,387
.........................................................................................................................
           162,798   Linear Technology Corp.                                                                   5,116,741
.........................................................................................................................
           391,101   LSI Logic Corp. (NON)                                                                     3,422,134
.........................................................................................................................
           136,600   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                           2,716,974
.........................................................................................................................
           786,033   Maxim Integrated Products, Inc. (NON)                                                    30,128,645
.........................................................................................................................
           285,700   Micrel, Inc. (NON)                                                                        4,108,366
.........................................................................................................................
           134,375   Microchip Technology, Inc. (NON)                                                          3,685,906
.........................................................................................................................
           335,107   Motorola, Inc.                                                                            4,832,243
.........................................................................................................................
           440,084   PMC - Sierra, Inc. (NON)                                                                  4,079,579
.........................................................................................................................
           259,100   RF Micro Devices, Inc. (NON)                                                              1,974,342
.........................................................................................................................
           146,500   Semtech Corp. (NON)                                                                       3,911,550
.........................................................................................................................
           178,100   Storage Technology Corp. (NON)                                                            2,844,257
.........................................................................................................................
           699,500   Texas Instruments, Inc.                                                                  16,578,150
.........................................................................................................................
            12,300   W.W. Grainger, Inc.                                                                         616,230
.........................................................................................................................
           242,650   Xilinx, Inc. (NON)                                                                        5,442,640
------------------------------------------------------------------------------------------------------------------------
                                                                                                             223,721,354
------------------------------------------------------------------------------------------------------------------------
Energy (1.0%)
.........................................................................................................................
           150,491   BJ Services Co. (NON)                                                                     5,098,635
.........................................................................................................................
           188,100   Cooper Cameron Corp. (NON)                                                                9,107,802
.........................................................................................................................
           448,653   GlobalSantaFe Corp.                                                                      12,270,660
.........................................................................................................................
            83,600   Schlumberger, Ltd.                                                                        3,887,400
.........................................................................................................................
           137,953   Smith International, Inc. (NON)                                                           9,407,015
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,771,512
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (--%)
.........................................................................................................................
            36,600   Jacobs Engineering Group, Inc. (NON)                                                      1,272,948
------------------------------------------------------------------------------------------------------------------------
Financial (3.3%)
.........................................................................................................................
         1,631,889   Citigroup, Inc.                                                                          63,235,699
.........................................................................................................................
            55,475   Fannie Mae                                                                                4,091,281
.........................................................................................................................
           877,056   Freddie Mac                                                                              53,675,827
.........................................................................................................................
            65,600   MGIC Investment Corp.                                                                     4,447,680
.........................................................................................................................
            46,000   Moody's Corp.                                                                             2,288,500
.........................................................................................................................
            57,700   SLM Corp.                                                                                 5,591,130
------------------------------------------------------------------------------------------------------------------------
                                                                                                             133,330,117
------------------------------------------------------------------------------------------------------------------------
Food (0.8%)
.........................................................................................................................
           694,060   Kraft Foods, Inc. Class A                                                                28,421,757
.........................................................................................................................
           127,700   Krispy Kreme Doughnuts, Inc. (NON)                                                        4,110,663
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,532,420
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.6%)
.........................................................................................................................
           289,500   Harrah's Entertainment, Inc. (NON)                                                       12,839,325
.........................................................................................................................
            98,709   International Game Technology (NON)                                                       5,596,800
.........................................................................................................................
            23,500   Mandalay Resort Group (NON)                                                                 647,895
.........................................................................................................................
            28,100   MGM Mirage, Inc. (NON)                                                                      948,375
.........................................................................................................................
           384,300   Park Place Entertainment Corp. (NON)                                                      3,939,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,971,470
------------------------------------------------------------------------------------------------------------------------
Health Care Services (4.7%)
.........................................................................................................................
           167,100   AdvancePCS (NON)                                                                          4,000,374
.........................................................................................................................
           179,900   AmerisourceBergen Corp.                                                                  13,672,400
.........................................................................................................................
           198,700   Cardinal Health, Inc.                                                                    12,202,167
.........................................................................................................................
           634,100   Caremark Rx, Inc. (NON)                                                                  10,462,650
.........................................................................................................................
            17,412   CIGNA Corp.                                                                               1,696,277
.........................................................................................................................
            81,268   DaVita, Inc. (NON)                                                                        1,934,178
.........................................................................................................................
           180,351   Express Scripts, Inc. Class A (NON)                                                       9,037,389
.........................................................................................................................
           542,550   HCA, Inc.                                                                                25,771,125
.........................................................................................................................
           276,600   Health Management Assoc., Inc. (NON)                                                      5,573,490
.........................................................................................................................
           127,200   Health Net, Inc. (NON)                                                                    3,405,144
.........................................................................................................................
           212,656   Laboratory Corporation of
                     America Holdings (NON)                                                                    9,707,746
.........................................................................................................................
           197,600   Oxford Health Plans, Inc. (NON)                                                           9,180,496
.........................................................................................................................
           108,350   Quest Diagnostics, Inc. (NON)                                                             9,323,518
.........................................................................................................................
            77,300   Tenet Healthcare Corp. (NON)                                                              5,530,815
.........................................................................................................................
           694,820   UnitedHealth Group, Inc.                                                                 63,610,771
.........................................................................................................................
            76,900   Universal Health Services, Inc. Class B (NON)                                             3,768,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                             188,876,640
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.1%)
.........................................................................................................................
           101,800   Maytag Corp.                                                                              4,341,770
.........................................................................................................................
            28,200   Whirlpool Corp.                                                                           1,843,152
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,184,922
------------------------------------------------------------------------------------------------------------------------
Insurance (2.5%)
.........................................................................................................................
           237,900   ACE, Ltd. (Bermuda)                                                                       7,517,640
.........................................................................................................................
         1,056,520   American International Group, Inc.                                                       72,086,360
.........................................................................................................................
            28,440   Fidelity National Financial, Inc.                                                           898,704
.........................................................................................................................
            56,100   Gallagher, Arthur J. & Co.                                                                1,943,865
.........................................................................................................................
            59,400   PMI Group, Inc. (The)                                                                     2,269,080
.........................................................................................................................
           100,800   Radian Group, Inc.                                                                        4,924,080
.........................................................................................................................
           120,152   XL Capital, Ltd. Class A (Bermuda)                                                       10,176,874
------------------------------------------------------------------------------------------------------------------------
                                                                                                              99,816,603
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.0%)
.........................................................................................................................
            41,000   Bear Stearns Companies, Inc. (The)                                                        2,509,200
.........................................................................................................................
             8,100   BlackRock, Inc. (NON)                                                                       358,830
.........................................................................................................................
         1,440,380   Charles Schwab Corp. (The)                                                               16,132,256
.........................................................................................................................
           149,900   Federated Investors, Inc.                                                                 5,182,043
.........................................................................................................................
            67,600   Goldman Sachs Group, Inc. (The)                                                           4,958,460
.........................................................................................................................
            59,900   Investment Technology Group, Inc. (NON)                                                   1,958,730
.........................................................................................................................
            86,000   Legg Mason, Inc.                                                                          4,243,240
.........................................................................................................................
           158,500   Lehman Brothers Holdings, Inc.                                                            9,909,420
.........................................................................................................................
           370,100   Merrill Lynch & Company, Inc.                                                            14,989,050
.........................................................................................................................
           327,828   Morgan Stanley Dean Witter & Co.                                                         14,122,830
.........................................................................................................................
           170,055   SEI Investments Co.                                                                       4,790,449
.........................................................................................................................
            80,700   Waddell & Reed Financial, Inc.                                                            1,849,644
------------------------------------------------------------------------------------------------------------------------
                                                                                                              81,004,152
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.8%)
.........................................................................................................................
           958,700   Cendant Corp. (NON)                                                                      15,224,156
.........................................................................................................................
            58,000   Four Seasons Hotels, Inc. (Canada)                                                        2,720,200
.........................................................................................................................
           151,300   Marriott International, Inc. Class A                                                      5,756,965
.........................................................................................................................
           208,661   Royal Caribbean Cruises, Ltd.                                                             4,068,890
.........................................................................................................................
            90,200   Starwood Hotels & Resorts
                     Worldwide, Inc.                                                                           2,966,678
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,736,889
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
.........................................................................................................................
            44,700   Dover Corp.                                                                               1,564,500
.........................................................................................................................
            48,900   Illinois Tool Works, Inc.                                                                 3,339,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,904,370
------------------------------------------------------------------------------------------------------------------------
Media (0.6%)
.........................................................................................................................
           839,758   AOL Time Warner, Inc. (NON)                                                              12,352,840
.........................................................................................................................
           302,700   Fox Entertainment Group, Inc. Class A (NON)                                               6,583,725
.........................................................................................................................
           121,500   USA Networks, Inc. (NON)                                                                  2,849,175
.........................................................................................................................
            85,200   Walt Disney Co. (The)                                                                     1,610,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,396,020
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.5%)
.........................................................................................................................
            61,700   Alcon, Inc. (Switzerland) (NON)                                                           2,113,225
.........................................................................................................................
           207,699   Apogent Technologies, Inc. (NON)                                                          4,272,368
.........................................................................................................................
            12,000   Bausch & Lomb, Inc.                                                                         406,200
.........................................................................................................................
           364,200   Baxter International, Inc.                                                               16,188,690
.........................................................................................................................
           284,500   Biomet, Inc.                                                                              7,715,640
.........................................................................................................................
             2,114   Cytyc Corp. (NON)                                                                            16,109
.........................................................................................................................
           288,100   Guidant Corp. (NON)                                                                       8,709,263
.........................................................................................................................
         1,032,880   Medtronic, Inc.                                                                          44,258,908
.........................................................................................................................
            55,700   St. Jude Medical, Inc. (NON)                                                              4,113,445
.........................................................................................................................
            28,600   Varian Medical Systems, Inc. (NON)                                                        1,159,730
.........................................................................................................................
           349,580   Zimmer Holdings, Inc. (NON)                                                              12,466,023
------------------------------------------------------------------------------------------------------------------------
                                                                                                             101,419,601
------------------------------------------------------------------------------------------------------------------------
Metals (0.4%)
.........................................................................................................................
           668,210   Freeport-McMoRan Copper & Gold, Inc.
                     Class B (NON)                                                                            11,927,549
.........................................................................................................................
           137,400   United States Steel Corp.                                                                 2,732,886
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,660,435
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.1%)
.........................................................................................................................
           184,000   NiSource, Inc.                                                                            4,016,720
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.8%)
.........................................................................................................................
           133,100   Apache Corp.                                                                              7,650,588
.........................................................................................................................
           125,900   Burlington Resources, Inc.                                                                4,784,200
.........................................................................................................................
           332,142   Conoco, Inc.                                                                              9,233,548
.........................................................................................................................
            20,700   Devon Energy Corp.                                                                        1,020,096
.........................................................................................................................
           590,397   Exxon Mobil Corp.                                                                        24,159,045
.........................................................................................................................
            76,500   Murphy Oil Corp.                                                                          6,311,250
.........................................................................................................................
           188,211   Noble Corp. (NON)                                                                         7,264,945
.........................................................................................................................
            84,200   Occidental Petroleum Corp.                                                                2,525,158
.........................................................................................................................
            32,600   Phillips Petroleum Co.                                                                    1,919,488
.........................................................................................................................
           233,600   Unocal Corp.                                                                              8,629,184
------------------------------------------------------------------------------------------------------------------------
                                                                                                              73,497,502
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.5%)
.........................................................................................................................
            11,300   Sealed Air Corp. (NON)                                                                      455,051
.........................................................................................................................
           616,600   Smurfit-Stone Container Corp. (NON)                                                       9,507,972
.........................................................................................................................
           198,900   Weyerhaeuser Co.                                                                         12,699,765
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,662,788
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (12.7%)
.........................................................................................................................
           792,701   Abbott Laboratories                                                                      29,845,193
.........................................................................................................................
           299,189   Allergan, Inc.                                                                           19,970,866
.........................................................................................................................
           257,100   Andrx Group (NON)                                                                         6,933,987
.........................................................................................................................
            95,400   AstraZeneca PLC ADR
                     (United Kingdom)                                                                          3,911,400
.........................................................................................................................
            14,800   Barr Laboratories, Inc. (NON)                                                               940,244
.........................................................................................................................
           167,123   Bristol-Myers Squibb Co.                                                                  4,295,061
.........................................................................................................................
            61,700   Cephalon, Inc. (NON)                                                                      2,788,840
.........................................................................................................................
           103,600   Forest Laboratories, Inc. (NON)                                                           7,334,880
.........................................................................................................................
            33,900   GlaxoSmithKline PLC ADR
                     (United Kingdom)                                                                          1,462,446
.........................................................................................................................
            95,500   ICN Pharmaceuticals, Inc.                                                                 2,312,055
.........................................................................................................................
         2,093,456   Johnson & Johnson                                                                       109,404,011
.........................................................................................................................
           451,800   King Pharmaceuticals, Inc. (NON)                                                         10,052,550
.........................................................................................................................
           553,487   Lilly (Eli) & Co.                                                                        31,216,667
.........................................................................................................................
           914,611   Merck & Company, Inc.                                                                    46,315,901
.........................................................................................................................
            71,600   Mylan Laboratories, Inc.                                                                  2,244,660
.........................................................................................................................
         4,825,718   Pfizer, Inc.                                                                            168,900,130
.........................................................................................................................
           817,350   Pharmacia Corp.                                                                          30,609,758
.........................................................................................................................
           137,004   Shire Pharmaceuticals Group PLC ADR
                     (United Kingdom) (NON)                                                                    3,536,073
.........................................................................................................................
            36,800   Teva Pharmaceutical Industries, Ltd.
                     ADR (Israel)                                                                              2,457,504
.........................................................................................................................
            70,700   Watson Pharmaceuticals, Inc. (NON)                                                        1,786,589
.........................................................................................................................
           512,500   Wyeth                                                                                    26,240,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             512,558,815
------------------------------------------------------------------------------------------------------------------------
Railroads (0.2%)
.........................................................................................................................
           249,300   Burlington Northern Santa Fe Corp.                                                        7,479,000
.........................................................................................................................
            24,400   Canadian National Railway Co. (Canada)                                                    1,263,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,742,920
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.8%)
.........................................................................................................................
           187,600   BellSouth Corp.                                                                           5,909,400
.........................................................................................................................
           826,998   SBC Communications, Inc.                                                                 25,223,439
.........................................................................................................................
            81,433   Verizon Communications, Inc.                                                              3,269,535
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,402,374
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.2%)
.........................................................................................................................
            64,856   Darden Restaurants, Inc.                                                                  1,601,943
.........................................................................................................................
         1,296,482   Starbucks Corp. (NON)                                                                    32,217,578
.........................................................................................................................
           106,800   Wendy's International, Inc.                                                               4,253,844
.........................................................................................................................
           357,600   Yum! Brands, Inc. (NON)                                                                  10,459,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,533,165
------------------------------------------------------------------------------------------------------------------------
Retail (11.2%)
.........................................................................................................................
           117,767   99 Cents Only Stores (NON)                                                                3,020,724
.........................................................................................................................
            79,700   Albertsons, Inc.                                                                          2,427,662
.........................................................................................................................
           110,900   AutoZone, Inc. (NON)                                                                      8,572,570
.........................................................................................................................
           216,525   Bed Bath & Beyond, Inc. (NON)                                                             8,171,654
.........................................................................................................................
           301,067   Best Buy Companies, Inc. (NON)                                                           10,928,732
.........................................................................................................................
           157,600   Big Lots, Inc.                                                                            3,101,568
.........................................................................................................................
           190,100   Circuit City Stores-Circuit City Group                                                    3,564,375
.........................................................................................................................
            15,400   Coach, Inc. (NON)                                                                           845,460
.........................................................................................................................
            86,185   Columbia Sportswear Co. (NON)                                                             2,757,834
.........................................................................................................................
            52,600   Dollar Tree Stores, Inc. (NON)                                                            2,072,966
.........................................................................................................................
            31,100   Expedia, Inc. Class A (NON)                                                               1,843,919
.........................................................................................................................
           211,000   Family Dollar Stores, Inc.                                                                7,437,750
.........................................................................................................................
           255,300   Federated Department Stores, Inc. (NON)                                                  10,135,410
.........................................................................................................................
           886,722   Home Depot, Inc. (The)                                                                   32,569,299
.........................................................................................................................
           216,700   Kohl's Corp. (NON)                                                                       15,186,336
.........................................................................................................................
           920,222   Kroger Co. (NON)                                                                         18,312,418
.........................................................................................................................
           655,610   Limited Brands, Inc.                                                                     13,964,493
.........................................................................................................................
         1,587,620   Lowe's Companies, Inc.                                                                   72,077,948
.........................................................................................................................
            79,700   Michaels Stores, Inc. (NON)                                                               3,108,300
.........................................................................................................................
           371,500   Office Depot, Inc. (NON)                                                                  6,241,200
.........................................................................................................................
           300,100   RadioShack Corp.                                                                          9,021,006
.........................................................................................................................
           148,460   Safeway, Inc. (NON)                                                                       4,333,547
.........................................................................................................................
            74,000   Saks, Inc. (NON)                                                                            950,160
.........................................................................................................................
           405,200   Staples, Inc. (NON)                                                                       7,982,440
.........................................................................................................................
            64,700   SUPERVALU, Inc.                                                                           1,587,091
.........................................................................................................................
           543,100   Target Corp.                                                                             20,692,110
.........................................................................................................................
            90,800   Tiffany & Co.                                                                             3,196,160
.........................................................................................................................
         1,150,602   TJX Companies, Inc. (The)                                                                22,563,305
.........................................................................................................................
         2,358,410   Wal-Mart Stores, Inc.                                                                   129,736,134
.........................................................................................................................
           417,100   Walgreen Co.                                                                             16,112,573
.........................................................................................................................
            71,566   Whole Foods Market, Inc. (NON)                                                            3,450,913
.........................................................................................................................
           240,000   Williams-Sonoma, Inc. (NON)                                                               7,358,400
.........................................................................................................................
            51,100   Winn Dixie Stores, Inc.                                                                     796,649
------------------------------------------------------------------------------------------------------------------------
                                                                                                             454,121,106
------------------------------------------------------------------------------------------------------------------------
Schools (0.1%)
.........................................................................................................................
            70,600   Apollo Group, Inc. Class A (NON)                                                          2,783,052
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.4%)
.........................................................................................................................
         1,137,166   Applied Materials, Inc. (NON)                                                            21,628,897
.........................................................................................................................
           444,300   KLA-Tencor Corp. (NON)                                                                   19,544,757
.........................................................................................................................
           404,300   LAM Research Corp. (NON)                                                                  7,269,314
.........................................................................................................................
            81,600   Novellus Systems, Inc. (NON)                                                              2,774,400
.........................................................................................................................
           170,500   Teradyne, Inc. (NON)                                                                      4,006,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,224,118
------------------------------------------------------------------------------------------------------------------------
Shipping (--%)
.........................................................................................................................
            24,100   CNF Transportation, Inc.                                                                    915,318
------------------------------------------------------------------------------------------------------------------------
Software (6.3%)
.........................................................................................................................
           120,486   Adobe Systems, Inc.                                                                       3,433,851
.........................................................................................................................
            64,181   Business Objects SA ADR (France) (NON)                                                    1,803,486
.........................................................................................................................
            57,400   Cadence Design Systems, Inc. (NON)                                                          925,288
.........................................................................................................................
           415,144   Electronic Arts, Inc. (NON)                                                              27,420,261
.........................................................................................................................
           164,695   Internet Security Systems, Inc. (NON)                                                     2,160,798
.........................................................................................................................
           114,600   Intuit, Inc. (NON)                                                                        5,697,912
.........................................................................................................................
             8,440   Matrixone, Inc. (NON)                                                                        51,484
.........................................................................................................................
         2,968,741   Microsoft Corp. (NON) (SEG)                                                             162,390,133
.........................................................................................................................
            98,606   NETIQ Corp. (NON)                                                                         2,231,454
.........................................................................................................................
           621,100   Network Associates, Inc. (NON)                                                           11,968,597
.........................................................................................................................
         1,831,435   Oracle Corp. (NON)                                                                       17,343,689
.........................................................................................................................
           188,900   PeopleSoft, Inc. (NON)                                                                    2,810,832
.........................................................................................................................
             8,100   Precise Software Solutions, Ltd. (Israel) (NON)                                              77,355
.........................................................................................................................
           213,784   Siebel Systems, Inc. (NON)                                                                3,040,008
.........................................................................................................................
           349,000   Symantec Corp. (NON)                                                                     11,464,650
.........................................................................................................................
             4,624   TIBCO Software, Inc. (NON)                                                                   25,709
.........................................................................................................................
            70,945   VERITAS Software Corp. (NON)                                                              1,404,002
------------------------------------------------------------------------------------------------------------------------
                                                                                                             254,249,509
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.1%)
.........................................................................................................................
           342,400   Accenture, Ltd. Class A (Bermuda) (NON)                                                   6,505,600
.........................................................................................................................
           263,220   Affiliated Computer Services, Inc.
                     Class A (NON)                                                                            12,497,686
.........................................................................................................................
           561,400   Automatic Data Processing, Inc.                                                          24,448,970
.........................................................................................................................
           150,500   BISYS Group, Inc. (The) (NON)                                                             5,011,650
.........................................................................................................................
            48,300   Checkfree Corp. (NON)                                                                       755,412
.........................................................................................................................
           160,600   Computer Sciences Corp. (NON)                                                             7,676,680
.........................................................................................................................
           211,707   Convergys Corp. (NON)                                                                     4,124,052
.........................................................................................................................
           121,308   DST Systems, Inc. (NON)                                                                   5,544,989
.........................................................................................................................
           105,539   Electronic Data Systems Corp.                                                             3,920,774
.........................................................................................................................
            98,700   Equifax, Inc.                                                                             2,664,900
.........................................................................................................................
           126,800   Fiserv, Inc. (NON)                                                                        4,654,828
.........................................................................................................................
           321,026   SunGard Data Systems, Inc. (NON)                                                          8,500,768
------------------------------------------------------------------------------------------------------------------------
                                                                                                              86,306,309
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.2%)
.........................................................................................................................
           195,500   CenturyTel, Inc.                                                                          5,767,250
.........................................................................................................................
           224,100   Sprint Corp. (FON Group)                                                                  2,377,701
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,144,951
------------------------------------------------------------------------------------------------------------------------
Textiles (0.3%)
.........................................................................................................................
            60,800   Jones Apparel Group, Inc. (NON)                                                           2,280,000
.........................................................................................................................
           342,500   Reebok International, Ltd. (NON)                                                         10,103,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,383,750
------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (--%)
.........................................................................................................................
            77,800   Goodyear Tire & Rubber Co. (The)                                                          1,455,638
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.9%)
.........................................................................................................................
         1,746,842   Philip Morris Companies, Inc.                                                            76,302,055
.........................................................................................................................
            13,800   R.J. Reynolds Tobacco Holdings, Inc.                                                        741,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              77,043,805
------------------------------------------------------------------------------------------------------------------------
Toys (0.3%)
.........................................................................................................................
           642,700   Mattel, Inc.                                                                             13,548,116
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.1%)
.........................................................................................................................
            65,200   United Parcel Service, Inc. Class B                                                       4,026,100
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.2%)
.........................................................................................................................
           253,200   Waste Management, Inc.                                                                    6,595,860
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $4,479,053,919)                                                                $4,002,291,411
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON) (cost $--)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
            18,524   Orbital Sciences Corp.                                                      8/31/04         $80,579
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) (a) (cost $5,563)
------------------------------------------------------------------------------------------------------------------------
                                                                                        Expiration Date/
Contract Amount                                                                             Strike Price           Value
.........................................................................................................................
            37,409   Pitney Bowes,
                     Inc. (Call)                                                       Jul 02/ 46.75 USD          $1,870
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $36,785,060   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.78% to 1.98% and
                     due dates ranging from July 1, 2002
                     to August 26, 2002 (d)                                                                  $36,762,710
.........................................................................................................................
        18,069,531   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.74% to 1.83% and due
                     dates ranging from July 1, 2002 to
                     August 27, 2002 (d)                                                                      18,069,531
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $54,832,241)                                                                      $54,832,241
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $4,533,891,723) (b)                                                            $4,057,206,101
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate  Expiration     Unrealized
                          Total Value   Face Value        Date   Depreciation
...............................................................................
Nasdaq 100
(Long)                     $7,799,599   $8,525,115      Sep-02      $(725,516)
...............................................................................
S&P 500 Index
(Long)                     36,386,175   36,696,100      Sep-02       (309,925)
------------------------------------------------------------------------------
                                                                  $(1,035,441)
------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2002 (Unaudited)
(premiums received $330,664)
------------------------------------------------------------------------------
Contract                                      Expiration Date/          Market
Amount                                            Strike Price           Value
...............................................................................
           58,829   Capital One Financial
                    Corp. (Call)              Aug 02/ 65.00 USD       $135,895
...............................................................................
           41,505   IDEC Pharmaceuticals
                    Corp. (Put)               Jul 02/ 31.51 USD         63,054
...............................................................................
           49,082   PeopleSoft, Inc. (Put)    Jul 02/ 17.50 USD        151,173
...............................................................................
           33,435   UnitedHealth
                    Group, Inc. (Call)        Jul 02/ 95.00 USD         53,496
...............................................................................
           78,976   VERITAS Software
                    Corp. (Put)               Jul 02/ 21.59 USD        220,343
------------------------------------------------------------------------------
                                                                      $623,961
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Voyager Fund II
The fund's portfolio
June 30, 2002 (Unaudited)

COMMON STOCKS (98.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.4%)
.........................................................................................................................
               662   Lockheed Martin Corp.                                                                       $46,009
.........................................................................................................................
               305   Northrop Grumman Corp.                                                                       38,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  84,134
------------------------------------------------------------------------------------------------------------------------
Airlines (1.6%)
.........................................................................................................................
               880   JetBlue Airways Corp. (NON)                                                                  40,093
.........................................................................................................................
             6,980   Ryanair Holdings PLC ADR (Ireland) (NON)                                                    243,400
.........................................................................................................................
             1,930   Southwest Airlines Co.                                                                       31,189
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 314,682
------------------------------------------------------------------------------------------------------------------------
Automotive (1.6%)
.........................................................................................................................
             2,000   Advance Auto Parts, Inc. (NON)                                                              109,020
.........................................................................................................................
             3,980   Gentex Corp. (NON)                                                                          109,331
.........................................................................................................................
               780   SPX Corp. (NON)                                                                              91,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 310,001
------------------------------------------------------------------------------------------------------------------------
Banking (4.9%)
.........................................................................................................................
               925   Bank of New York Company, Inc. (The)                                                         31,219
.........................................................................................................................
               200   Commerce Bancorp, Inc.                                                                        8,840
.........................................................................................................................
             5,940   Fifth Third Bancorp                                                                         395,901
.........................................................................................................................
             2,000   Greater Bay Bancorp                                                                          61,520
.........................................................................................................................
             1,750   New York Community Bancorp, Inc.                                                             46,690
.........................................................................................................................
             8,205   TCF Financial Corp.                                                                         402,866
.........................................................................................................................
             1,230   U.S. Bancorp                                                                                 28,721
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 975,757
------------------------------------------------------------------------------------------------------------------------
Beverage (1.1%)
.........................................................................................................................
               776   Anheuser-Busch Companies, Inc.                                                               38,800
.........................................................................................................................
             1,495   Coca-Cola Co. (The)                                                                          83,720
.........................................................................................................................
             1,255   Pepsi Bottling Group, Inc. (The)                                                             38,654
.........................................................................................................................
             1,230   PepsiCo, Inc.                                                                                59,286
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 220,460
------------------------------------------------------------------------------------------------------------------------
Biotechnology (4.2%)
.........................................................................................................................
             1,809   Amgen, Inc. (NON)                                                                            75,761
.........................................................................................................................
             2,320   Celgene Corp. (NON)                                                                          35,496
.........................................................................................................................
             4,540   Gilead Sciences, Inc. (NON)                                                                 149,275
.........................................................................................................................
             1,990   IDEC Pharmaceuticals Corp. (NON)                                                             70,546
.........................................................................................................................
             4,960   ILEX Oncology, Inc. (NON)                                                                    69,886
.........................................................................................................................
             4,310   InterMune, Inc. (NON)                                                                        90,941
.........................................................................................................................
             1,565   Invitrogen Corp. (NON)                                                                       50,096
.........................................................................................................................
             5,300   Ligand Pharmaceuticals, Inc. Class B (NON)                                                   76,850
.........................................................................................................................
               900   Ligand Pharmaceuticals, Inc. Class B
                     (acquired 4/16/02, cost $14,670) (RES) (NON)                                                 11,745
.........................................................................................................................
             1,290   MedImmune, Inc. (NON)                                                                        34,056
.........................................................................................................................
             5,515   Scios, Inc. (NON)                                                                           168,814
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 833,466
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (4.3%)
.........................................................................................................................
             3,850   CDW Computer Centers, Inc. (NON)                                                            180,219
.........................................................................................................................
             5,113   Choicepoint, Inc. (NON)                                                                     232,488
.........................................................................................................................
             2,795   Cintas Corp.                                                                                138,157
.........................................................................................................................
             4,400   Corporate Executive Board Co. (The) (NON)                                                   150,700
.........................................................................................................................
             3,620   TMP Worldwide, Inc. (NON)                                                                    77,830
.........................................................................................................................
             1,815   Weight Watchers International, Inc. (NON)                                                    78,844
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 858,238
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.4%)
.........................................................................................................................
             5,402   Cisco Systems, Inc. (NON)                                                                    75,358
.........................................................................................................................
             7,155   Extreme Networks, Inc. (NON)                                                                 72,194
.........................................................................................................................
             4,580   Polycom, Inc. (NON)                                                                          54,914
.........................................................................................................................
               740   QUALCOMM, Inc. (NON)                                                                         20,343
.........................................................................................................................
            25,555   Sonus Networks, Inc. (NON)                                                                   51,621
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 274,430
------------------------------------------------------------------------------------------------------------------------
Computers (0.1%)
.........................................................................................................................
               224   IBM Corp.                                                                                    16,128
------------------------------------------------------------------------------------------------------------------------
Computer Hardware (3.0%)
.........................................................................................................................
             2,155   Dell Computer Corp. (NON)                                                                    56,332
.........................................................................................................................
             1,300   EMC Corp. (NON)                                                                               9,815
.........................................................................................................................
            10,660   Emulex Corp. (NON)                                                                          239,957
.........................................................................................................................
             1,560   McDATA Corp. Class A (NON)                                                                   13,744
.........................................................................................................................
             7,300   QLogic Corp. (NON)                                                                          278,130
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 597,978
------------------------------------------------------------------------------------------------------------------------
Computer Services (0.7%)
.........................................................................................................................
               900   Automatic Data Processing, Inc.                                                              39,195
.........................................................................................................................
             3,235   BISYS Group, Inc. (The) (NON)                                                               107,726
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 146,921
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.0%)
.........................................................................................................................
             7,110   General Electric Co.                                                                        206,546
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.5%)
.........................................................................................................................
             2,530   AmeriCredit Corp. (NON)                                                                      70,967
.........................................................................................................................
               865   MBNA Corp.                                                                                   28,606
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  99,573
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.2%)
.........................................................................................................................
             1,179   Colgate-Palmolive Co.                                                                        59,009
.........................................................................................................................
             6,820   Yankee Candle Company, Inc. (The) (NON)                                                     184,754
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 243,763
------------------------------------------------------------------------------------------------------------------------
Distribution (0.2%)
.........................................................................................................................
             1,070   Performance Food Group Co. (NON)                                                             36,230
------------------------------------------------------------------------------------------------------------------------
Electronics (11.9%)
.........................................................................................................................
            11,420   Applied Micro Circuits Corp. (NON)                                                           54,017
.........................................................................................................................
               920   Broadcom Corp. Class A (NON)                                                                 16,137
.........................................................................................................................
             2,170   Brooks-PRI Automation, Inc. (NON)                                                            55,465
.........................................................................................................................
               760   Celestica, Inc. (Canada) (NON)                                                               17,260
.........................................................................................................................
             6,310   Exar Corp. (NON)                                                                            124,433
.........................................................................................................................
               902   Integrated Circuit Systems, Inc. (NON)                                                       18,200
.........................................................................................................................
             3,880   Integrated Device Technology, Inc. (NON)                                                     70,383
.........................................................................................................................
             6,160   Intel Corp.                                                                                 112,543
.........................................................................................................................
             5,550   Intersil Corp. Class A (NON)                                                                118,659
.........................................................................................................................
             7,830   Linear Technology Corp.                                                                     246,097
.........................................................................................................................
            13,155   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                             261,653
.........................................................................................................................
             7,638   Maxim Integrated Products, Inc. (NON)                                                       292,765
.........................................................................................................................
             5,655   Microchip Technology, Inc. (NON)                                                            155,117
.........................................................................................................................
               940   Micron Technology, Inc. (NON)                                                                19,007
.........................................................................................................................
             2,920   National Semiconductor Corp. (NON)                                                           85,176
.........................................................................................................................
            11,335   PMC - Sierra, Inc. (NON)                                                                    105,075
.........................................................................................................................
             8,005   RF Micro Devices, Inc. (NON)                                                                 60,998
.........................................................................................................................
             5,300   Semtech Corp. (NON)                                                                         141,510
.........................................................................................................................
             8,050   Silicon Laboratories, Inc. (NON)                                                            225,320
.........................................................................................................................
            10,160   Skyworks Solutions, Inc. (NON)                                                               56,388
.........................................................................................................................
             1,450   Texas Instruments, Inc.                                                                      34,365
.........................................................................................................................
             2,560   Varian Semiconductor Equipment (NON)                                                         86,861
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,357,429
------------------------------------------------------------------------------------------------------------------------
Energy (5.7%)
.........................................................................................................................
             5,569   BJ Services Co. (NON)                                                                       188,678
.........................................................................................................................
             1,360   Cooper Cameron Corp. (NON)                                                                   65,851
.........................................................................................................................
             4,990   ENSCO International, Inc.                                                                   136,027
.........................................................................................................................
             3,808   GlobalSantaFe Corp.                                                                         104,149
.........................................................................................................................
             3,970   Nabor Industries, Ltd. (Barbardos) (NON)                                                    140,141
.........................................................................................................................
               540   National-Oilwell, Inc. (NON)                                                                 11,367
.........................................................................................................................
             5,865   Patterson-UTI Energy, Inc. (NON)                                                            165,569
.........................................................................................................................
               970   Smith International, Inc. (NON)                                                              66,144
.........................................................................................................................
             9,185   Varco International, Inc. (NON)                                                             161,105
.........................................................................................................................
             2,050   Weatherford Intl., Ltd. (NON)                                                                88,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,127,591
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.3%)
.........................................................................................................................
             1,690   International Speedway Corp. Class A                                                         67,769
------------------------------------------------------------------------------------------------------------------------
Financial (0.4%)
.........................................................................................................................
             1,486   Citigroup, Inc.                                                                              57,583
.........................................................................................................................
               480   Freddie Mac                                                                                  29,376
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  86,959
------------------------------------------------------------------------------------------------------------------------
Food (0.7%)
.........................................................................................................................
               947   Kraft Foods, Inc. Class A                                                                    38,780
.........................................................................................................................
             3,310   Krispy Kreme Doughnuts, Inc. (NON)                                                          106,549
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 145,329
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.0%)
.........................................................................................................................
             3,400   Harrah's Entertainment, Inc. (NON)                                                          150,790
.........................................................................................................................
               880   International Game Technology (NON)                                                          49,896
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 200,686
------------------------------------------------------------------------------------------------------------------------
Health Care Services (9.9%)
.........................................................................................................................
             3,180   Accredo Health, Inc. (NON)                                                                  146,725
.........................................................................................................................
             8,520   AdvancePCS (NON)                                                                            203,969
.........................................................................................................................
             4,305   AmerisourceBergen Corp.                                                                     327,180
.........................................................................................................................
             1,645   Anthem, Inc. (NON)                                                                          111,005
.........................................................................................................................
               323   Cardinal Health, Inc.                                                                        19,835
.........................................................................................................................
            15,340   Caremark Rx, Inc. (NON)                                                                     253,110
.........................................................................................................................
             5,865   Community Health Systems, Inc. (NON)                                                        157,182
.........................................................................................................................
             2,080   Cross Country, Inc. (NON)                                                                    78,624
.........................................................................................................................
             1,042   HCA, Inc.                                                                                    49,495
.........................................................................................................................
             7,000   Health Management Assoc., Inc. (NON)                                                        141,050
.........................................................................................................................
             1,430   Laboratory Corporation of
                     America Holdings (NON)                                                                       65,280
.........................................................................................................................
             8,990   Province Healthcare Co. (NON)                                                               201,016
.........................................................................................................................
             1,610   Quest Diagnostics, Inc. (NON)                                                               138,541
.........................................................................................................................
               608   UnitedHealth Group, Inc.                                                                     55,662
.........................................................................................................................
               434   Wellpoint Health Networks, Inc. (NON)                                                        33,770
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,982,444
------------------------------------------------------------------------------------------------------------------------
Insurance (0.5%)
.........................................................................................................................
             1,455   American International Group, Inc.                                                           99,275
.........................................................................................................................
             3,335   Willis Group Holdings, Ltd. (United
                     Kingdom) (NON)                                                                              109,755
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 209,030
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.0%)
.........................................................................................................................
             2,090   Federated Investors, Inc.                                                                    72,251
.........................................................................................................................
               640   Merrill Lynch & Company, Inc.                                                                25,920
.........................................................................................................................
             3,030   T Rowe Price Group, Inc.                                                                     99,626
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 197,797
------------------------------------------------------------------------------------------------------------------------
Leisure (0.2%)
.........................................................................................................................
               600   Harley-Davidson, Inc.                                                                        30,762
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.3%)
.........................................................................................................................
            10,970   Extended Stay America, Inc. (NON)                                                           177,933
.........................................................................................................................
             1,795   Four Seasons Hotels, Inc. (Canada)                                                           84,186
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 262,119
------------------------------------------------------------------------------------------------------------------------
Media (6.9%)
.........................................................................................................................
               650   Clear Channel Communications, Inc. (NON)                                                     20,813
.........................................................................................................................
             5,080   Cumulus Media, Inc. Class A (NON)                                                            70,002
.........................................................................................................................
             1,844   Echostar Communications Corp.
                     Class A (NON)                                                                                34,225
.........................................................................................................................
             3,450   Entercom Communications Corp. (NON)                                                         158,355
.........................................................................................................................
             1,400   Fox Entertainment Group, Inc. Class A (NON)                                                  30,450
.........................................................................................................................
             5,085   Lamar Advertising Co. (NON)                                                                 189,213
.........................................................................................................................
             1,560   Lin TV Corp. Class A (NON)                                                                   42,182
.........................................................................................................................
            10,590   Radio One, Inc. Class A (NON)                                                               157,473
.........................................................................................................................
             4,260   Radio One, Inc. Class D (NON)                                                                63,346
.........................................................................................................................
             1,654   Viacom, Inc. Class B (NON)                                                                   73,388
.........................................................................................................................
            15,340   Westwood One, Inc. (NON)                                                                    512,663
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,352,110
------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.5%)
.........................................................................................................................
               812   Baxter International, Inc.                                                                   36,093
.........................................................................................................................
             3,440   Charles River Laboratories
                     International, Inc. (NON)                                                                   120,572
.........................................................................................................................
                70   Cytyc Corp. (NON)                                                                               533
.........................................................................................................................
             1,170   DENTSPLY International, Inc.                                                                 43,185
.........................................................................................................................
             1,062   Medtronic, Inc.                                                                              45,507
.........................................................................................................................
             2,175   Respironics, Inc. (NON)                                                                      74,059
.........................................................................................................................
             4,730   Varian Medical Systems, Inc. (NON)                                                          191,802
.........................................................................................................................
             4,730   Zimmer Holdings, Inc. (NON)                                                                 168,672
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 680,423
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
.........................................................................................................................
             1,600   Liquidmetal Technologies (NON)                                                               18,560
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.3%)
.........................................................................................................................
             2,550   EOG Resources, Inc.                                                                         101,235
.........................................................................................................................
             4,335   Noble Corp. (NON)                                                                           167,331
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 268,566
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (3.7%)
.........................................................................................................................
               600   Abbott Laboratories                                                                          22,590
.........................................................................................................................
               545   Allergan, Inc.                                                                               36,379
.........................................................................................................................
               810   Andrx Group (NON)                                                                            21,846
.........................................................................................................................
             1,960   Cephalon, Inc. (NON)                                                                         88,592
.........................................................................................................................
             2,145   Johnson & Johnson                                                                           112,098
.........................................................................................................................
             1,011   King Pharmaceuticals, Inc. (NON)                                                             22,495
.........................................................................................................................
               758   Lilly (Eli) & Co.                                                                            42,751
.........................................................................................................................
               580   Merck & Company, Inc.                                                                        29,371
.........................................................................................................................
             5,930   Pfizer, Inc.                                                                                207,550
.........................................................................................................................
             1,481   Pharmacia Corp.                                                                              55,463
.........................................................................................................................
             1,500   Wyeth                                                                                        76,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 715,935
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.9%)
.........................................................................................................................
             6,203   Applebee's International, Inc.                                                              141,180
.........................................................................................................................
             2,920   CBRL Group, Inc.                                                                             88,856
.........................................................................................................................
             2,920   P.F. Chang's China Bistro, Inc. (NON)                                                        91,746
.........................................................................................................................
             1,505   Starbucks Corp. (NON)                                                                        37,399
.........................................................................................................................
               650   Yum! Brands, Inc. (NON)                                                                      19,013
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 378,194
------------------------------------------------------------------------------------------------------------------------
Retail (12.0%)
.........................................................................................................................
             4,090   99 Cents Only Stores (NON)                                                                  104,909
.........................................................................................................................
             4,140   AutoZone, Inc. (NON)                                                                        320,022
.........................................................................................................................
             8,210   Bed Bath & Beyond, Inc. (NON)                                                               309,845
.........................................................................................................................
             2,982   Chico's FAS, Inc. (NON)                                                                     108,306
.........................................................................................................................
             1,695   Columbia Sportswear Co. (NON)                                                                54,238
.........................................................................................................................
             9,520   Dollar Tree Stores, Inc. (NON)                                                              375,183
.........................................................................................................................
             5,850   Family Dollar Stores, Inc.                                                                  206,213
.........................................................................................................................
             5,880   Foot Locker, Inc. (NON)                                                                      84,966
.........................................................................................................................
               930   Home Depot, Inc. (The)                                                                       34,159
.........................................................................................................................
               910   Kohl's Corp. (NON)                                                                           63,773
.........................................................................................................................
             1,760   Lowe's Companies, Inc.                                                                       79,904
.........................................................................................................................
             3,800   Michaels Stores, Inc. (NON)                                                                 148,200
.........................................................................................................................
             7,140   Office Depot, Inc. (NON)                                                                    119,952
.........................................................................................................................
             1,325   Ross Stores, Inc.                                                                            53,994
.........................................................................................................................
             1,240   Tiffany & Co.                                                                                43,648
.........................................................................................................................
             1,070   TJX Companies, Inc. (The)                                                                    20,983
.........................................................................................................................
             2,495   Wal-Mart Stores, Inc.                                                                       137,250
.........................................................................................................................
               340   Walgreen Co.                                                                                 13,134
.........................................................................................................................
             4,000   Williams-Sonoma, Inc. (NON)                                                                 122,640
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,401,319
------------------------------------------------------------------------------------------------------------------------
Schools (1.9%)
.........................................................................................................................
             5,745   Apollo Group, Inc. Class A (NON)                                                            226,468
.........................................................................................................................
             2,500   Career Education Corp. (NON)                                                                112,500
.........................................................................................................................
               800   Education Management Corp. (NON)                                                             32,584
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 371,552
------------------------------------------------------------------------------------------------------------------------
Semiconductor (2.5%)
.........................................................................................................................
             1,570   Applied Materials, Inc. (NON)                                                                29,861
.........................................................................................................................
             1,265   Cymer, Inc. (NON)                                                                            44,326
.........................................................................................................................
               780   KLA-Tencor Corp. (NON)                                                                       34,312
.........................................................................................................................
             5,140   LAM Research Corp. (NON)                                                                     92,417
.........................................................................................................................
             4,445   LTX Corp. (NON)                                                                              63,475
.........................................................................................................................
             4,250   Novellus Systems, Inc. (NON)                                                                144,500
.........................................................................................................................
             1,070   Photon Dynamics, Inc. (NON)                                                                  32,100
.........................................................................................................................
             3,120   Photronics, Inc. (NON)                                                                       59,093
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 500,084
------------------------------------------------------------------------------------------------------------------------
Shipping (0.2%)
.........................................................................................................................
               300   Expeditors International of
                     Washington, Inc.                                                                              9,948
.........................................................................................................................
               200   Heartland Express, Inc. (NON)                                                                 4,786
.........................................................................................................................
               100   Landstar Systems, Inc. (NON)                                                                 10,685
.........................................................................................................................
               500   Swift Transportation Co., Inc. (NON)                                                         11,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  37,069
------------------------------------------------------------------------------------------------------------------------
Software (4.9%)
.........................................................................................................................
             3,240   Cognos, Inc. (Canada) (NON)                                                                  71,896
.........................................................................................................................
             6,150   Documentum, Inc. (NON)                                                                       73,800
.........................................................................................................................
               570   Electronic Arts, Inc. (NON)                                                                  37,649
.........................................................................................................................
             2,280   Internet Security Systems, Inc. (NON)                                                        29,914
.........................................................................................................................
             4,635   Microsoft Corp. (NON)                                                                       253,535
.........................................................................................................................
             6,890   Network Associates, Inc. (NON)                                                              132,770
.........................................................................................................................
             2,330   Oracle Corp. (NON)                                                                           22,065
.........................................................................................................................
               550   PeopleSoft, Inc. (NON)                                                                        8,184
.........................................................................................................................
             4,743   Quest Software, Inc. (NON)                                                                   68,916
.........................................................................................................................
             2,510   Retek, Inc. (NON)                                                                            60,993
.........................................................................................................................
             2,240   Symantec Corp. (NON)                                                                         73,584
.........................................................................................................................
            12,870   webMethods, Inc. (NON)                                                                      127,413
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 960,719
------------------------------------------------------------------------------------------------------------------------
Staffing (0.1%)
.........................................................................................................................
               800   Hewitt Associates, Inc. Class A (NON)                                                        18,640
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.1%)
.........................................................................................................................
             1,200   Earthlink, Inc. (NON)                                                                         7,956
.........................................................................................................................
             5,340   Time Warner Telecom, Inc. Class A (NON)                                                       8,971
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  16,927
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.5%)
.........................................................................................................................
             2,350   Philip Morris Companies, Inc.                                                               102,648
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $20,516,104)                                                                      $19,708,968
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) (a) (cost $2,465)
------------------------------------------------------------------------------------------------------------------------
Contract Amount                                                                           Strike Price             Value
.........................................................................................................................
830        Andrx Group (Call)                                                        Dec 02/ 36.00 USD            $3,357
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $20,521,815) (b)                                                                  $19,712,325
------------------------------------------------------------------------------------------------------------------------


Written Options at June 30, 2002 (Unaudited)
(premium received $2,465)
------------------------------------------------------------------------------
                                            Expiration Date/           Market
Contract Amount                                 Strike Price            Value
...............................................................................
830          Andrx Group (Put)             Dec 02/ 25.00 USD           $4,612
------------------------------------------------------------------------------
See page 168 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST

Notes to the Portfolios
June 30, 2002 (Unaudited)

  (a) Percentages indicated are based on net assets.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 5.0% of each fund's net assets.

(DEF) Security is in default of principal and interest.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT Asia Pacific Growth Fund, Putnam VT Capital Appreciation Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT High Yield Fund,
      Putnam VT Income Fund, Putnam VT Investors Fund, Putnam VT Research Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund at June 30, 2002.

  (d) See footnote 1 to the Financial Statements.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates shown at June 30, 2002, which are subject to change based on the terms of the security.

  (b) On June 30, 2002, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments on a tax basis was as follows:


                                                                                                                     Federal Tax
                                                         Appreciation            Depreciation          Net               Cost
                                                         ------------            ------------      -----------       -----------
Putnam VT American Government Income Fund                  $3,894,561                $596,671       $3,297,890      $286,192,236
Putnam VT Asia Pacific Growth Fund                          1,561,167               9,802,404       (8,241,237)       79,001,329
Putnam VT Capital Appreciation Fund                           703,053               2,093,408       (1,390,355)       26,971,110
Putnam VT Diversified Income Fund                          22,426,091              81,781,303      (59,355,212)      623,101,117
Putnam VT The George Putnam Fund of Boston                 35,412,394              45,564,568      (10,152,174)      668,242,221
Putnam VT Global Asset Allocation Fund                     22,221,358              56,169,351      (33,947,993)      597,908,179
Putnam VT Global Growth Fund                                       --              99,477,698      (99,477,698)    1,071,093,392
Putnam VT Growth and Income Fund                          880,027,784             999,175,974     (119,148,190)    6,952,730,793
Putnam VT Growth Opportunities Fund                           114,011              20,620,634      (20,506,623)       95,359,281
Putnam VT Health Sciences Fund                             34,037,086              51,194,072      (17,156,986)      412,474,221
Putnam VT High Yield Fund                                  20,137,599             193,170,142     (173,032,543)      799,540,272
Putnam VT Income Fund                                      18,488,450              23,897,368       (5,408,918)    1,314,491,505
Putnam VT International Growth Fund                        31,931,032             112,125,369      (80,194,337)      905,570,954
Putnam VT International Growth and Income Fund             14,628,106              20,695,097       (6,066,991)      322,626,804
Putnam VT International New Opportunities Fund             19,769,227              12,977,617        6,791,610       284,011,180
Putnam VT Investors Fund                                   27,880,096              65,379,981      (37,499,885)      702,152,930
Putnam VT Money Market Fund                                        --                      --               --       949,138,375
Putnam VT New Opportunities Fund                          212,482,048             606,131,644     (393,649,596)    2,745,158,244
Putnam VT New Value Fund                                   62,485,181              93,183,740      (30,698,559)      612,050,767
Putnam VT OTC & Emerging Growth Fund                        4,649,525              32,235,992      (27,586,467)      148,076,623
Putnam VT Research Fund                                       953,194              42,693,256      (41,740,062)      312,782,405
Putnam VT Small Cap Value Fund                             78,908,000              49,938,192       28,969,808       574,035,800
Putnam VT Technology Fund                                          --              10,832,624      (10,832,624)       33,015,268
Putnam VT Utilities Growth and Income Fund                 70,648,591              59,456,863       11,191,728       516,608,845
Putnam VT Vista Fund                                       34,556,118             116,605,006      (82,048,888)      651,301,512
Putnam VT Voyager Fund                                    139,585,234             809,685,277     (670,100,043)    4,727,306,144
Putnam VT Voyager Fund II                                     353,629               2,644,416       (2,290,787)       22,003,112

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2002 (Unaudited)
                                                 Putnam VT                           Putnam VT                         Putnam VT
                                                  American         Putnam VT           Capital         Putnam VT      The George
                                                Government      Asia Pacific      Appreciation       Diversified     Putnam Fund
                                               Income Fund       Growth Fund              Fund       Income Fund       of Boston
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                      $289,490,126       $70,760,092       $25,580,755      $563,745,905    $658,090,047
Cash                                                    --                --               911         8,183,892              --
Foreign currency, at value (Note 1)                     --           273,136                --         1,125,672              --
Dividends, interest, and other
receivables                                      2,224,549           103,296            41,077        10,353,930       3,273,222
Receivable for shares of the fund sold           1,026,756            77,445            12,578           107,452         914,369
Receivable for securities sold                  18,304,490           796,687           558,712        27,828,932      30,814,146
Receivable for variation margin (Note 1)                --                --                --            29,585              --
Receivable for open swap contracts
(Note 1)                                                --                --                --           476,468              --
Receivable for open forward currency
contracts (Note 1)                                      --            19,151                --         1,131,263              --
Receivable for closed forward currency
contracts (Note 1)                                      --            55,448                --           115,689              --
Foreign tax reclaim                                     --                --                --                --           2,579
..................................................................................................................................
Total assets                                   311,045,921        72,085,255        26,194,033       613,098,788     693,094,363
..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                     4,668         2,674,238                --                --         672,979
Payable for variation margin (Note 1)                   --            14,736               950                --          36,043
Payable for securities purchased                28,904,222           505,511           533,670        32,206,643      78,753,570
Payable for shares of the fund
repurchased                                         22,019            11,660             1,699           605,657         198,070
Payable for compensation of Manager
(Note 2)                                           393,272           139,188            14,158         1,009,474         945,244
Payable for investor servicing and
custodian fees (Note 2)                             32,196            37,756            10,948            77,913          75,338
Payable for compensation of Trustees
(Note 2)                                             3,331            22,739               848            33,772          14,516
Payable for administrative services
(Note 2)                                               477             1,065               717             2,357           2,327
Payable for distribution fees (Note 2)              21,252               960             2,666            20,443          36,695
Written options outstanding, at value
(Note 1)                                                --                --            28,726                --          79,306
Collateral on securities loaned, at
value (Note 1)                                          --         1,973,762           121,894            10,149       2,218,260
Payable for open forward currency
contracts (Note 1)                                      --                --                --         1,078,337              --
Payable for closed forward currency
contracts (Note 1)                                      --                --                --            28,115              --
TBA sales commitments, at value (Note 1)                --                --                --                --      18,157,388
Other accrued expenses                              18,881            24,670            16,507            67,361          37,397
..................................................................................................................................
Total liabilities                               29,400,318         5,406,285           732,783        35,140,221     101,227,133
..................................................................................................................................
Net assets                                    $281,645,603       $66,678,970       $25,461,250      $577,958,567    $591,867,230
..................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)               $272,240,242      $111,483,804       $31,155,030      $728,692,396    $609,966,041
Undistributed net investment income
(loss) (Note 1)                                  4,783,690           (33,054)           25,539        23,093,850       7,982,644
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                            1,281,166       (40,307,618)       (4,564,479)     (117,398,953)    (20,277,146)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies            3,340,505        (4,464,162)       (1,154,840)      (56,428,726)     (5,804,309)
..................................................................................................................................
Total -- Representing net assets
applicable to capital shares outstanding      $281,645,603       $66,678,970       $25,461,250      $577,958,567    $591,867,230
..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                    $173,503,865       $62,127,803       $12,781,540      $479,330,037    $414,610,312
Number of shares outstanding                    14,774,773        11,484,085         1,938,025        58,680,575      41,091,384
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)            $11.74             $5.41             $6.60             $8.17          $10.09
Computation of net asset value Class IB
Net Assets                                    $108,141,738        $4,551,167       $12,679,710       $98,628,530    $177,256,918
Number of shares outstanding                     9,233,978           847,080         1,929,810        12,155,647      17,617,262
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)            $11.71             $5.37             $6.57             $8.11          $10.06
..................................................................................................................................
Cost of investments (Note 1)                  $286,149,621       $75,245,948       $26,722,035      $620,758,886    $663,483,992
Cost of foreign currency (Note 1)                       --           283,282                --         1,069,892              --
Premiums received on written options
(Note 1)                                                --                --            19,624                --          71,779
Value of securities on loan (Note 1)                    --         1,886,935           115,588             9,626       2,112,252
Proceeds receivable on TBA sales
commitments (Note 1)                                    --                --                --                --      18,170,132
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2002 (Unaudited)
                                                                                                     Putnam VT
                                               Putnam VT         Putnam VT         Putnam VT            Growth         Putnam VT
                                            Global Asset     Global Growth        Growth and     Opportunities   Health Sciences
                                         Allocation Fund              Fund       Income Fund              Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                    $563,960,186      $971,615,694    $6,833,582,603       $74,852,658      $395,317,235
Cash                                             414,187                --                --                --                --
Foreign currency, at value (Note 1)           10,120,515         1,518,287                --                --                --
Dividends, interest, and other
receivables                                    2,419,043         1,630,364        12,571,803            84,735           330,227
Receivable for shares of the fund sold             2,387           167,375           236,737            29,639           336,445
Receivable for securities sold                12,414,541        17,464,842        38,807,898           630,875         3,103,246
Receivable for open swap contracts
(Note 1)                                       1,424,260                --                --                --                --
Receivable for open forward currency
contracts (Note 1)                             1,585,135                --                --                --                --
Receivable for closed forward currency
contracts (Note 1)                               243,094                --                --                --                --
Foreign tax reclaim                              135,881           496,032            10,942                --            72,631
..................................................................................................................................
Total assets                                 592,719,229       992,892,594     6,885,209,983        75,597,907       399,159,784
..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                      --         1,648,985           176,297             1,768         2,072,841
Payable for variation margin (Note 1)            886,095                --                --                --                --
Payable for securities purchased              16,195,935        12,579,029        16,543,290            53,176            71,814
Payable for shares of the fund
repurchased                                      874,938           976,402         5,027,632             6,141           345,104
Payable for compensation of Manager
(Note 2)                                       1,012,533         1,951,700         8,771,427           149,780           756,061
Payable for investor servicing and
custodian fees (Note 2)                          189,426           159,884           458,619            13,955            67,756
Payable for compensation of Trustees
(Note 2)                                          55,965           112,720           260,155             1,345            15,858
Payable for administrative services
(Note 2)                                           2,297             1,433             8,411             1,078             1,540
Payable for distribution fees (Note 2)             5,265            16,608           148,129             7,487            25,646
Written options outstanding, at value
(Note 1)                                         254,700                --                --            17,118                --
Collateral on securities loaned, at
value (Note 1)                                 7,907,284        24,383,010        22,233,690                --         4,985,896
Payable for open forward currency
contracts (Note 1)                             3,392,352                --                --                --                --
Payable for closed forward currency
contracts (Note 1)                                58,612                --                --                --                --
Payable for open swap contracts (Note 1)         247,533                --                --                --                --
TBA sales commitments, at value (Note 1)       4,757,021                --                --                --                --
Other accrued expenses                            59,265            91,987           215,222            21,641            32,805
..................................................................................................................................
Total liabilities                             35,899,221        41,921,758        53,842,872           273,489         8,375,321
..................................................................................................................................
Net assets                                  $556,820,008      $950,970,836    $6,831,367,111       $75,324,418      $390,784,463
..................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)             $635,679,410    $1,902,030,579    $6,871,273,440      $178,145,075      $453,412,538
Undistributed net investment income
(loss) (Note 1)                                7,705,701         4,396,690        57,781,364           (60,281)          742,107
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                        (62,014,280)     (883,294,099)     (170,648,553)      (85,483,004)      (49,739,621)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies        (24,550,823)      (72,162,334)       72,960,860       (17,277,372)      (13,630,561)
..................................................................................................................................
Total -- Representing net assets
applicable to capital shares outstanding    $556,820,008      $950,970,836    $6,831,367,111       $75,324,418      $390,784,463
..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                  $531,776,553      $871,256,534    $6,128,513,659       $40,214,715      $268,106,576
Number of shares outstanding                  42,505,098       107,849,399       291,714,155         9,611,908        26,815,958
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)          $12.51             $8.08            $21.01             $4.18            $10.00
Computation of net asset value Class IB
Net Assets                                   $25,043,455       $79,714,302      $702,853,452       $35,109,703      $122,677,887
Number of shares outstanding                   1,999,623         9,936,016        33,601,603         8,431,608        12,326,634
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)          $12.52             $8.02            $20.92             $4.16             $9.95
..................................................................................................................................
Cost of investments (Note 1)                $588,160,329    $1,043,864,417    $6,760,621,743       $92,129,219      $408,955,226
Cost of foreign currency (Note 1)              9,490,329         1,499,900                --                --                --
Premiums received on written options
(Note 1)                                         194,848                --                --            16,307                --
Value of securities on loan (Note 1)           7,479,576        23,189,343        20,227,311                --         4,824,915
Proceeds receivable on TBA sales
commitments (Note 1)                           4,759,772                --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2002 (Unaudited)
                                                                                   Putnam VT         Putnam VT         Putnam VT
                                               Putnam VT                       International     International International New
                                              High Yield         Putnam VT            Growth        Growth and     Opportunities
                                                    Fund       Income Fund              Fund       Income Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                    $626,507,729    $1,309,082,587      $825,376,617      $316,559,813      $290,802,790
Cash                                           4,658,305         1,557,633         6,629,164           285,286           306,626
Foreign currency, at value (Note 1)                   --                --           395,382         1,208,996               100
Dividends, interest, and other
receivables                                   13,633,452        10,575,963           978,586           410,847           649,464
Receivable for shares of the fund sold            27,598           169,702           190,725           111,293             1,507
Receivable for securities sold                 5,292,712       104,774,623         5,666,197                --         4,457,436
Receivable for variation margin (Note 1)              --            11,844                --                --                --
Receivable for open swap contracts
(Note 1)                                       1,208,186                --                --                --                --
Foreign tax reclaim                                   --                --         1,037,786           729,330           169,574
..................................................................................................................................
Total assets                                 651,327,982     1,426,172,352       840,274,457       319,305,565       296,387,497
..................................................................................................................................
Liabilities
Payable for variation margin (Note 1)              2,625                --                --                --                --
Payable for securities purchased               7,378,203       281,861,370         6,546,195                --         6,170,508
Payable for shares of the fund
repurchased                                      679,039           494,092        17,027,495           221,010           489,119
Payable for compensation of Manager
(Note 2)                                       1,168,377         1,546,930         1,525,032           646,189           711,545
Payable for investor servicing and
custodian fees (Note 2)                           70,129            95,932           243,112            99,440            29,388
Payable for compensation of Trustees
(Note 2)                                          66,044            59,505            25,108            19,692            19,010
Payable for administrative services
(Note 2)                                           2,407             3,998             2,478               544             1,610
Payable for distribution fees (Note 2)            14,433            37,079            61,657            10,201            30,687
Written options outstanding, at value
(Note 1)                                              --           153,160                --                --                --
Collateral on securities loaned, at
value (Note 1)                                    49,347             2,533        18,960,864                --        15,327,366
TBA sales commitments, at value (Note 1)              --        81,812,352                --                --                --
Other accrued expenses                            88,694            78,269            45,405            33,439             6,117
..................................................................................................................................
Total liabilities                              9,519,298       366,145,220        44,437,346         1,030,515        22,785,350
..................................................................................................................................
Net assets                                  $641,808,684    $1,060,027,132      $795,837,111      $318,275,050      $273,602,147
..................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)           $1,075,922,456    $1,074,016,924      $991,994,001      $384,437,099      $487,331,049
Undistributed net investment income
(loss) (Note 1)                               25,890,719        28,094,527         6,061,249         2,988,062           527,882
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                       (293,402,705)      (37,539,237)     (138,888,277)      (69,192,802)     (226,583,980)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies       (166,601,786)       (4,545,082)      (63,329,862)           42,691        12,327,196
..................................................................................................................................
Total -- Representing net assets
applicable to capital shares outstanding    $641,808,684    $1,060,027,132      $795,837,111      $318,275,050      $273,602,147
..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                  $573,954,928      $875,187,821      $479,913,749      $266,773,100      $123,090,711
Number of shares outstanding                  83,030,460        70,805,192        40,428,459        26,903,816        12,821,868
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $6.91            $12.36            $11.87             $9.92             $9.60
Computation of net asset value Class IB
Net Assets                                   $67,853,756      $184,839,311      $315,923,362       $51,501,950      $150,511,436
Number of shares outstanding                   9,839,554        15,010,019        26,713,457         5,205,207        15,736,684
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $6.90            $12.31            $11.83             $9.89             $9.56
..................................................................................................................................
Cost of investments (Note 1)                $794,410,279    $1,314,257,884      $888,847,371      $316,629,978      $278,504,311
Cost of foreign currency (Note 1)                     --                --           384,713         1,153,317                67
Premiums received on written options
(Note 1)                                              --           149,577                --                --                --
Value of securities on loan (Note 1)              46,796             2,403        18,210,740                --        14,619,505
Proceeds receivable on TBA sales
commitments (Note 1)                                  --        81,869,842                --                --                --
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2002 (Unaudited)
                                               Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                               Investors             Money New Opportunities         New Value    OTC & Emerging
                                                    Fund       Market Fund              Fund              Fund       Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                    $664,653,045      $949,138,375    $2,351,508,648      $581,352,208      $120,490,156
Cash                                                  --            40,834           236,929            49,928                --
Dividends, interest, and other
receivables                                      811,124         1,504,000           882,693         1,063,905            15,155
Receivable for shares of the fund sold            14,900         2,357,943            32,842           129,936            38,974
Receivable for securities sold                21,101,885                --         7,771,928         1,735,078           841,549
..................................................................................................................................
Total assets                                 686,580,954       953,041,152     2,360,433,040       584,331,055       121,385,834
..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)               1,757,547                --                --                --                --
Payable for variation margin (Note 1)             10,921                --                --                --                --
Distributions payable to shareholders                 --            76,551                --                --                --
Payable for securities purchased               8,177,373                --         9,695,269         5,931,794         1,316,066
Payable for shares of the fund
repurchased                                      760,964            53,427         4,099,827           245,968           105,225
Payable for compensation of Manager
(Note 2)                                       1,145,836           915,639         3,824,811         1,025,308           242,932
Payable for investor servicing and
custodian fees (Note 2)                           75,613            73,637           185,668            58,374            24,295
Payable for compensation of Trustees
(Note 2)                                          22,383            24,831           153,375            17,144            13,192
Payable for administrative services
(Note 2)                                           2,357             2,197             7,127             2,287             1,450
Payable for distribution fees (Note 2)            46,366            29,993            33,032            22,362             9,468
Written options outstanding, at value
(Note 1)                                          28,767                --           573,839                --            49,732
Collateral on securities loaned, at
value (Note 1)                                 4,469,003                --                --         6,985,168                --
Other accrued expenses                            52,816           112,774           128,376            35,454            26,906
..................................................................................................................................
Total liabilities                             16,549,946         1,289,049        18,701,324        14,323,859         1,789,266
..................................................................................................................................
Net assets                                  $670,031,008      $951,752,103    $2,341,731,716      $570,007,196      $119,596,568
..................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)           $1,128,542,697      $951,752,103    $3,925,155,445      $586,024,992      $507,923,076
Undistributed net investment income
(loss) (Note 1)                                1,197,639                --        (3,335,456)        3,591,161          (614,317)
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                       (432,537,783)               --    (1,220,497,130)        6,229,576      (371,378,988)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies        (27,171,545)               --      (359,591,143)      (25,838,533)      (16,333,203)
..................................................................................................................................
Total -- Representing net assets
applicable to capital shares outstanding    $670,031,008      $951,752,103    $2,341,731,716      $570,007,196      $119,596,568
..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                  $451,978,358      $801,674,746    $2,188,153,563      $463,202,002       $75,395,109
Number of shares outstanding                  57,589,905       801,674,746       166,339,878        38,254,677        15,863,738
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $7.85             $1.00            $13.15            $12.11             $4.75
Computation of net asset value Class IB
Net Assets                                  $218,052,650      $150,077,357      $153,578,153      $106,805,194       $44,201,459
Number of shares outstanding                  27,885,587       150,077,357        11,776,904         8,853,879         9,361,250
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $7.82             $1.00            $13.04            $12.06             $4.72
..................................................................................................................................
Cost of investments (Note 1)                $691,811,421      $949,138,375    $2,710,878,490      $607,190,741      $136,800,208
Premiums received on written options
(Note 1)                                          26,519                --           352,538                --            26,582
Value of securities on loan (Note 1)           4,253,405                --                --         6,545,994                --
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2002 (Unaudited)
                                               Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                Research         Small Cap        Technology  Utilities Growth             Vista
                                                    Fund        Value Fund              Fund   and Income Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                    $271,042,343      $603,005,608       $22,182,644      $527,800,573      $569,252,624
Cash                                             266,776           912,847                --                --                --
Dividends, interest, and other
receivables                                      292,790           587,271            13,879         2,129,711           158,322
Receivable for shares of the fund sold            45,058         1,256,759            48,057            36,296            43,124
Receivable for securities sold                 4,778,412         1,511,780                --        45,814,283         4,820,625
Foreign tax reclaim                                   --                --                --            63,226                --
..................................................................................................................................
Total assets                                 276,425,379       607,274,265        22,244,580       575,844,089       574,274,695
..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                      --                --                29         1,478,441           177,858
Payable for variation margin  (Note 1)             7,841                --                --             3,438            10,460
Payable for securities purchased               2,678,382         1,641,036                --        35,991,226         3,984,588
Payable for shares of the fund
repurchased                                      275,754           560,519            12,105           605,153         1,296,974
Payable for compensation of Manager
(Note 2)                                         493,429         1,104,576            19,387         1,013,832         1,005,775
Payable for investor servicing and
custodian fees (Note 2)                           42,725            76,304             6,395            70,580            62,374
Payable for compensation of Trustees
(Note 2)                                          11,084             5,091             2,813            63,168            19,726
Payable for administrative services
(Note 2)                                           1,540               752             1,048             2,377               772
Payable for distribution fees (Note 2)            24,084            46,192             2,713            10,553            50,747
Written options outstanding, at value
(Note 1)                                              --                --                --                --           263,076
Collateral on securities loaned, at
value (Note 1)                                   358,820        31,931,766           453,648         9,806,360        13,930,828
Other accrued expenses                            25,872            27,593            18,100            48,076            45,786
..................................................................................................................................
Total liabilities                              3,919,531        35,393,829           516,238        49,093,204        20,848,964
..................................................................................................................................
Net assets                                  $272,505,848      $571,880,436       $21,728,342      $526,750,885      $553,425,731
..................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)             $390,871,021      $530,339,716       $59,404,297      $614,262,959    $1,068,957,618
Undistributed net investment income
(loss) (Note 1)                                  641,926           598,341          (164,846)        9,184,916        (1,390,365)
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                        (83,554,982)       10,684,062       (30,249,112)     (101,594,439)     (451,305,194)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies        (35,452,117)       30,258,317        (7,261,997)        4,897,449       (62,836,328)
..................................................................................................................................
Total -- Representing net assets
applicable to capital shares outstanding    $272,505,848      $571,880,436       $21,728,342      $526,750,885      $553,425,731
..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                  $159,406,406      $343,342,278        $9,470,679      $477,334,517      $319,444,320
Number of shares outstanding                  17,112,263        22,316,519         3,139,673        44,934,902        34,728,116
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $9.32            $15.39             $3.02            $10.62             $9.20
Computation of net asset value Class IB
Net Assets                                  $113,099,442      $228,538,158       $12,257,663       $49,416,368      $233,981,411
Number of shares outstanding                  12,185,928        14,923,326         4,086,393         4,666,879        25,597,176
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $9.28            $15.31             $3.00            $10.59             $9.14
..................................................................................................................................
Cost of investments (Note 1)                $306,488,989      $572,747,291       $29,444,641      $522,998,291      $631,940,517
Premiums received on written options
(Note 1)                                              --                --                --                --           112,461
Value of securities on loan (Note 1)             304,279        29,240,206           426,410         9,301,700        13,472,710
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
------------------------------------------------------------------------------
June 30, 2002 (Unaudited)
                                                 Putnam VT         Putnam VT
                                                   Voyager           Voyager
                                                      Fund           Fund II
------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                    $4,057,206,101       $19,712,325
Cash                                                13,859           315,478
Dividends, interest, and other
receivables                                      3,845,089             7,036
Receivable for shares of the fund sold              91,265            58,978
Receivable for securities sold                  49,408,531           162,012
Foreign tax reclaim                                 13,870                --
...............................................................................
Total assets                                 4,110,578,715        20,255,829
...............................................................................
Liabilities
Payable for variation margin (Note 1)              109,495                --
Payable for securities purchased                13,081,205           218,731
Payable for shares of the fund
repurchased                                      4,808,335            16,540
Payable for compensation of Manager
(Note 2)                                         6,168,639            12,441
Payable for investor servicing and
custodian fees (Note 2)                            315,777            15,238
Payable for compensation of Trustees
(Note 2)                                           209,326               272
Payable for administrative services
(Note 2)                                             7,738                17
Payable for distribution fees (Note 2)              89,194             3,195
Written options outstanding, at value
(Note 1)                                           623,961             4,612
Collateral on securities loaned, at
value (Note 1)                                  36,762,710                --
Other accrued expenses                             188,080            15,634
...............................................................................
Total liabilities                               62,364,460           286,680
...............................................................................
Net assets                                  $4,048,214,255       $19,969,149
...............................................................................
Represented by:
Paid-in capital (Notes 1 and 4)             $5,668,014,077       $28,908,629
Undistributed net investment income
(loss) (Note 1)                                 11,439,334          (137,391)
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                       (1,153,226,071)       (7,990,452)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies         (478,013,085)         (811,637)
...............................................................................
Total -- Representing net assets
applicable to capital shares outstanding    $4,048,214,255       $19,969,149
...............................................................................
Computation of net asset value Class IA
Net Assets                                  $3,631,591,095        $4,915,821
Number of shares outstanding                   152,732,068         1,216,131
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)            $23.78             $4.04
Computation of net asset value Class IB
Net Assets                                    $416,623,160       $15,053,328
Number of shares outstanding                    17,603,462         3,738,552
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)            $23.67             $4.03
...............................................................................
Cost of investments (Note 1)                $4,533,891,723       $20,521,815
Premiums received on written options
(Note 1)                                           330,664             2,465
Value of securities on loan (Note 1)            35,544,455                --
------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2002 (Unaudited)
                                                 Putnam VT                           Putnam VT                           Putnam VT
                                                  American         Putnam VT           Capital         Putnam VT        The George
                                                Government      Asia Pacific      Appreciation       Diversified       Putnam Fund
                                               Income Fund       Growth Fund              Fund       Income Fund         of Boston
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                              $--          $508,713          $160,385          $521,081        $3,546,556
Interest                                         5,809,309             8,343            15,590        26,371,326         6,798,208
Securities lending                                      --             9,277               506               251             4,434
Less foreign taxes withheld                             --           (37,835)               (3)               --            (4,588)
...................................................................................................................................
Total investment income                          5,809,309           488,498           176,478        26,892,658        10,344,610
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                   745,351           269,337            81,057         1,999,054         1,828,385
Investor servicing and custodian fees
(Note 2)                                           105,247            91,569            36,369           254,466           228,065
Compensation of Trustees (Note 2)                    5,909             6,263               976            11,451            10,873
Administrative services (Note 2)                     3,268             3,148             2,159             6,933             7,990
Distribution fees-Class IB (Note 2)                109,135             5,623            14,536           120,484           213,141
Auditing                                             9,814            12,762            11,976            30,285            17,834
Other                                               15,178            13,715             6,446            65,863            96,176
...................................................................................................................................
Total expenses                                     993,902           402,417           153,519         2,488,536         2,402,464
...................................................................................................................................
Expense reduction (Note 2)                         (22,925)          (49,444)           (1,979)          (20,712)          (65,501)
Net expenses                                       970,977           352,973           151,540         2,467,824         2,336,963
...................................................................................................................................
Net investment income (loss)                     4,838,332           135,525            24,938        24,424,834         8,007,647
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                  1,545,553        (4,676,965)       (2,406,609)      (15,283,106)       (7,396,907)
Net realized gain (loss) on futures
contracts (Note 1)                                      --           (52,032)          (66,004)       (1,542,822)         (977,598)
Net realized gain (loss) on written
options (Notes 1 and 3)                                 --                --             3,230            (6,330)           12,124
Net realized gain (loss) on foreign
currency transactions (Note 1)                          --            28,202                --           237,019              (420)
Net unrealized appreciation
(depreciation) of assets and liabilities
in foreign currencies during the period                 --            37,871                --         1,288,606             1,955
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts and futures contracts during
the period                                       1,903,407         7,495,484        (1,925,278)         (577,880)      (22,484,922)
...................................................................................................................................
Net gain (loss) on investments                   3,448,960         2,832,560        (4,394,661)      (15,884,513)      (30,845,768)
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       $8,287,292        $2,968,085       $(4,369,723)       $8,540,321      $(22,838,121)
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2002 (Unaudited)
                                                                                                       Putnam VT
                                                 Putnam VT         Putnam VT         Putnam VT            Growth         Putnam VT
                                              Global Asset     Global Growth        Growth and     Opportunities   Health Sciences
                                           Allocation Fund              Fund       Income Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                       $3,437,266        $9,510,304       $76,804,010          $362,427        $2,724,557
Interest                                         6,303,502            76,206         1,080,985            22,520            52,063
Securities lending                                  17,804           136,288            54,425             1,377            13,098
Less foreign taxes withheld                       (138,471)         (622,763)          (29,606)             (614)         (105,413)
...................................................................................................................................
Total investment income                          9,620,101         9,100,035        77,909,814           385,710         2,684,305
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                 2,056,021         4,056,116        17,801,174           317,221         1,555,633
Investor servicing and custodian fees
(Note 2)                                           510,204           576,911         1,408,737            43,906           192,441
Compensation of Trustees (Note 2)                   11,391             8,966            26,116             3,577             7,796
Administrative services (Note 2)                     6,771             9,837            24,909             3,180             4,542
Distribution fees-Class IB (Note 2)                 32,452           108,378           917,427            51,211           161,926
Auditing                                            31,937            30,689            32,090            11,548             9,930
Other                                               31,803            73,113           235,260            15,348            34,582
...................................................................................................................................
Total expenses                                   2,680,579         4,864,010        20,445,713           445,991         1,966,850
...................................................................................................................................
Expense reduction (Note 2)                        (126,526)         (455,832)         (199,615)               --           (46,478)
Net expenses                                     2,554,053         4,408,178        20,246,098           445,991         1,920,372
...................................................................................................................................
Net investment income (loss)                     7,066,048         4,691,857        57,663,716           (60,281)          763,933
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                (12,469,804)      (89,832,991)       21,682,545       (11,137,850)      (15,699,757)
Net realized gain (loss) on futures
contracts (Note 1)                              (4,219,173)               --           158,840                --           118,416
Net realized gain (loss) on swap
contracts (Note 1)                                 798,935                --                --                --                --
Net realized gain (loss) on written
options (Notes 1 and 3)                             60,772                --                --            31,351                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                   1,026,786           (18,847)               --                --               371
Net unrealized appreciation
(depreciation) of assets and liabilities
in foreign currencies during the period         (1,683,703)           83,171                --                --             7,028
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts and futures contracts during
the period                                     (18,458,248)      (69,290,664)     (768,159,945)      (10,061,387)      (55,187,403)
...................................................................................................................................
Net gain (loss) on investments                 (34,944,435)     (159,059,331)     (746,318,560)      (21,167,886)      (70,761,345)
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $(27,878,387)    $(154,367,474)    $(688,654,844)     $(21,228,167)     $(69,997,412)
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2002 (Unaudited)
                                                                                     Putnam VT         Putnam VT         Putnam VT
                                                 Putnam VT                       International     International International New
                                                High Yield         Putnam VT            Growth        Growth and     Opportunities
                                                      Fund       Income Fund              Fund       Income Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                       $1,677,595               $--       $11,048,401        $5,014,771        $3,718,291
Interest                                        36,474,093        32,205,736           180,689            42,618            25,744
Securities lending                                     640                --           244,899                --           122,468
Less foreign taxes withheld                             --                --        (1,208,265)         (539,525)         (427,516)
...................................................................................................................................
Total investment income                         38,152,328        32,205,736        10,265,724         4,517,864         3,438,987
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                 2,336,546         3,068,259         2,980,252         1,256,705         1,424,019
Investor servicing and custodian fees
(Note 2)                                           229,731           295,151           686,980           267,848           290,418
Compensation of Trustees (Note 2)                   12,401            17,891            12,453             8,144             7,638
Administrative services (Note 2)                     7,094            11,772             7,329             3,733             4,760
Distribution fees-Class IB (Note 2)                 85,773           203,316           354,345            57,752           191,785
Auditing                                            26,941            24,954            17,443            13,811             9,154
Other                                               73,272            99,466            46,450            27,419            24,471
...................................................................................................................................
Total expenses                                   2,771,758         3,720,809         4,105,252         1,635,412         1,952,245
...................................................................................................................................
Expense reduction (Note 2)                          (5,972)          (44,277)         (238,651)         (163,205)         (178,090)
Net expenses                                     2,765,786         3,676,532         3,866,601         1,472,207         1,774,155
...................................................................................................................................
Net investment income (loss)                    35,386,542        28,529,204         6,399,123         3,045,657         1,664,832
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                (52,808,388)          147,458       (33,695,990)        2,299,197       (13,687,465)
Net realized gain (loss) on futures
contracts (Note 1)                                 (30,758)        1,375,579                --                --                --
Net realized gain (loss) on swap
contracts (Note 1)                                 102,415                --                --                --                --
Net realized gain (loss) on written
options (Notes 1 and 3)                           (132,837)           59,852             9,212                --                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                      (1,766)               --           (28,920)           29,674           213,753
Net unrealized appreciation
(depreciation) of assets and liabilities
in foreign currencies during the period             (5,832)               --           141,456           230,445          (199,019)
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts and futures contracts during
the period                                      (1,236,792)        2,209,082         3,552,464         1,342,302         8,588,438
...................................................................................................................................
Net gain (loss) on investments                 (54,113,958)        3,791,971       (30,021,778)        3,901,618        (5,084,293)
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $(18,727,416)      $32,321,175      $(23,622,655)       $6,947,275       $(3,419,461)
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2002 (Unaudited)
                                                 Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                 Investors             Money New Opportunities         New Value    OTC & Emerging
                                                      Fund       Market Fund              Fund              Fund       Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                       $4,098,148               $--        $5,276,642        $5,085,463           $54,510
Interest                                            86,740         9,669,523           368,245           491,485            25,668
Securities lending                                  11,258                --                --            20,038                --
Less foreign taxes withheld                         (3,934)               --            (7,513)               --              (101)
...................................................................................................................................
Total investment income                          4,192,212         9,669,523         5,637,374         5,596,986            80,077
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                 2,382,865         1,908,119         8,056,638         1,973,405           509,982
Investor servicing and custodian fees
(Note 2)                                           206,271           335,886           600,316           168,984            78,412
Compensation of Trustees (Note 2)                   11,674            17,773            11,764            10,584             6,932
Administrative services (Note 2)                     6,991             6,467            21,204             6,715             4,294
Distribution fees-Class IB (Note 2)                304,293           184,221           228,012           126,701            64,864
Auditing                                            14,554            27,449            22,873            10,924            10,001
Other                                               55,547           122,866           135,758            29,349            24,075
...................................................................................................................................
Total expenses                                   2,982,195         2,602,781         9,076,565         2,326,662           698,560
...................................................................................................................................
Expense reduction (Note 2)                         (58,212)           (1,848)         (103,735)          (61,299)           (4,166)
Net expenses                                     2,923,983         2,600,933         8,972,830         2,265,363           694,394
...................................................................................................................................
Net investment income (loss)                     1,268,229         7,068,590        (3,335,456)        3,331,623          (614,317)
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                (41,050,407)               --      (306,318,531)       11,947,034       (21,200,838)
Net realized gain (loss) on futures
contracts (Note 1)                              (1,065,835)               --          (473,206)         (659,030)           19,779
Net realized gain (loss) on written
options (Notes 1 and 3)                            252,031                --           290,512                --                --
Net unrealized appreciation
(depreciation) of investments, written
options and futures contracts during the
period                                         (86,987,206)               --      (345,096,693)      (57,201,158)      (11,515,468)
...................................................................................................................................
Net gain (loss) on investments                (128,851,417)               --      (651,597,918)      (45,913,154)      (32,696,527)
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                    $(127,583,188)       $7,068,590     $(654,933,374)     $(42,581,531)     $(33,310,844)
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2002 (Unaudited)
                                                 Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                  Research   Small Cap Value        Technology  Utilities Growth             Vista
                                                      Fund              Fund              Fund   and Income Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                       $1,931,866        $2,736,226           $39,389        $8,822,052        $1,070,738
Interest                                            56,766           226,397            11,763         2,941,025           135,360
Securities lending                                   1,224            60,362               741            61,120            43,884
Less foreign taxes withheld                         (9,615)               --              (384)         (126,147)             (267)
...................................................................................................................................
Total investment income                          1,980,241         3,022,985            51,509        11,698,050         1,249,715
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                   997,675         1,900,991           148,249         2,105,111         2,081,410
Investor servicing and custodian fees
(Note 2)                                           133,400           204,762            21,416           213,745           213,520
Compensation of Trustees (Note 2)                    7,873             7,516             5,062             6,422            11,164
Administrative services (Note 2)                     4,572             4,131             3,517             7,005             6,474
Distribution fees-Class IB (Note 2)                151,413           225,091            19,122            69,896           341,968
Auditing                                            10,175            11,060            13,160            15,840            17,212
Other                                               25,497            28,688             7,024            37,771            45,484
...................................................................................................................................
Total expenses                                   1,330,605         2,382,239           217,550         2,455,790         2,717,232
...................................................................................................................................
Expense reduction (Note 2)                         (40,658)          (10,457)           (1,195)          (94,974)          (77,152)
Net expenses                                     1,289,947         2,371,782           216,355         2,360,816         2,640,080
...................................................................................................................................
Net investment income (loss)                       690,294           651,203          (164,846)        9,337,234        (1,390,365)
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                (14,301,563)       12,037,772        (2,585,674)      (59,790,551)      (67,072,756)
Net realized gain (loss) on futures
contracts (Note 1)                                (531,387)               --                --          (178,425)       (1,679,332)
Net realized gain (loss) on written
options (Notes 1 and 3)                              3,976                --                --                --                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                          --                --                --             2,916                --
Net unrealized appreciation
(depreciation) of assets and liabilities
in foreign currencies during the period                 --                --                --             6,062                --
Net unrealized appreciation
(depreciation) of investments, written
options and futures contracts during the
period                                         (33,557,049)       (9,413,857)       (7,169,459)      (50,568,676)      (67,489,364)
...................................................................................................................................
Net gain (loss) on investments                 (48,386,023)        2,623,915        (9,755,133)     (110,528,674)     (136,241,452)
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $(47,695,729)       $3,275,118       $(9,919,979)    $(101,191,440)    $(137,631,817)
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------
Six months ended June 30, 2002 (Unaudited)
                                                 Putnam VT         Putnam VT
                                                   Voyager           Voyager
                                                      Fund           Fund II
----------------------------------------------------------------------------
Investment income
Dividends                                      $25,633,467           $30,092
Interest                                           314,966             5,116
Securities lending                                  44,750                --
Less foreign taxes withheld                         (9,135)              (39)
.............................................................................
Total investment income                         25,984,048            35,169
.............................................................................
Expenses
Compensation of Manager (Note 2)                12,889,233            79,094
Investor servicing and custodian fees
(Note 2)                                           989,056            59,824
Compensation of Trustees (Note 2)                   43,784               592
Administrative services (Note 2)                    22,979                50
Distribution fees-Class IB (Note 2)                583,009            19,127
Auditing                                            30,083            11,215
Other                                              201,565             6,539
.............................................................................
Total expenses                                  14,759,709           176,441
.............................................................................
Expense reduction (Note 2)                        (547,023)           (3,881)
Net expenses                                    14,212,686           172,560
.............................................................................
Net investment income (loss)                    11,771,362          (137,391)
.............................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                               (414,835,704)       (2,604,658)
Net realized gain (loss) on futures
contracts (Note 1)                              (4,330,752)               --
Net realized gain (loss) on written
options (Notes 1 and 3)                           (651,431)            1,124
Net unrealized appreciation
(depreciation) of assets and liabilities
in foreign currencies during the period              1,384                --
Net unrealized appreciation
(depreciation) of investments, written
options and futures contracts during the
period                                        (426,485,389)       (2,090,642)
.............................................................................
Net gain (loss) on investments                (846,301,892)       (4,694,176)
.............................................................................
Net increase (decrease) in net assets
resulting from operations                    $(834,530,530)      $(4,831,567)
----------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                             American Government Income Fund            Asia Pacific Growth Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $4,838,332        $5,165,828          $135,525          $352,522
Net realized gain (loss) on investments
and foreign currency transactions                1,545,553            82,460        (4,700,795)      (29,593,257)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies            1,903,407           896,965         7,533,355         8,659,599
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                        8,287,292         6,145,253         2,968,085       (20,581,136)
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                        (3,570,784)               --          (567,821)               --
Class IB                                        (1,993,894)               --           (28,084)               --
From net realized short term gain on
investments
Class IA                                                --           (10,809)               --        (1,226,022)
Class IB                                                --            (6,516)               --           (81,391)
From net realized long term gain on
investments
Class IA                                                --                --                --       (21,450,168)
Class IB                                                --                --                --        (1,423,996)
Increase (decrease) from capital share
transactions (Note 4)                           69,095,650       178,017,371        (2,766,067)         (456,487)
.................................................................................................................
Total increase (decrease) in net assets         71,818,264       184,145,299          (393,887)      (45,219,200)
.................................................................................................................
Net assets:
Beginning of period                            209,827,339        25,682,040        67,072,857       112,292,057
.................................................................................................................
End of period                                 $281,645,603      $209,827,339       $66,678,970       $67,072,857
.................................................................................................................
Undistributed net investment income
(loss), end of period                           $4,783,690        $5,510,036          $(33,054)         $427,326
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                                   Capital Appreciation Fund             Diversified Income Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                       $24,938            $1,206       $24,424,834       $53,476,061
Net realized gain (loss) on investments
and foreign currency transactions               (2,469,383)       (1,835,502)      (16,595,239)      (38,323,009)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies           (1,925,278)          709,028           710,726         6,883,183
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       (4,369,723)       (1,125,268)        8,540,321        22,036,235
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                                --                --       (41,802,270)      (39,521,197)
Class IB                                                --                --        (8,226,156)       (5,675,376)
Increase (decrease)  from capital share
transactions (Note 4)                            9,044,214        18,664,627        34,945,562         1,086,547
.................................................................................................................
Total increase (decrease) in net assets          4,674,491        17,539,359        (6,542,543)      (22,073,791)
.................................................................................................................
Net assets:
Beginning of period                             20,786,759         3,247,400       584,501,110       606,574,901
.................................................................................................................
End of period                                  $25,461,250       $20,786,759      $577,958,567      $584,501,110
.................................................................................................................
Undistributed net investment income
(loss), end of period                              $25,539              $601       $23,093,850       $48,697,442
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                            The George Putnam Fund of Boston        Global Asset Allocation Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $8,007,647       $13,320,056        $7,066,048       $17,937,966
Net realized gain (loss) on investments
and foreign currency transactions               (8,362,801)        2,430,170       (14,802,484)      (47,405,708)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies          (22,482,967)      (11,912,577)      (20,141,951)      (40,068,200)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      (22,838,121)        3,837,649       (27,878,387)      (69,535,942)
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                        (9,776,247)       (8,953,349)      (10,948,479)       (8,320,785)
Class IB                                        (3,866,238)       (2,828,500)         (448,628)         (216,063)
From net realized long term gain on
investments
Class IA                                                --                --                --       (17,431,812)
Class IB                                                --                --                --          (494,047)
From return of capital
Class IA                                                --                --                --       (60,941,613)
Class IB                                                --                --                --        (1,727,187)
Increase (decrease)  from capital share
transactions (Note 4)                           84,009,620       152,481,788       (39,872,287)      (39,483,526)
.................................................................................................................
Total increase (decrease) in net assets         47,529,014       144,537,588       (79,147,781)     (198,150,975)
.................................................................................................................
Net assets:
Beginning of period                            544,338,216       399,800,628       635,967,789       834,118,764
.................................................................................................................
End of period                                 $591,867,230      $544,338,216      $556,820,008      $635,967,789
.................................................................................................................
Undistributed net investment income
(loss), end of period                           $7,982,644       $13,617,482        $7,705,701       $12,036,760
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                                          Global Growth Fund              Growth and Income Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $4,691,857        $2,769,625       $57,663,716      $119,591,530
Net realized gain (loss) on investments
and foreign currency transactions              (89,851,838)     (755,678,134)       21,841,385       (45,690,102)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies          (69,207,493)      141,431,342      (768,159,945)     (646,734,843)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     (154,367,474)     (611,477,167)     (688,654,844)     (572,833,415)
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                        (2,902,141)               --      (108,775,493)     (135,302,207)
Class IB                                           (50,413)               --       (10,373,294)       (8,853,040)
From net realized long term gain on
investments
Class IA                                                --      (380,084,619)      (36,158,887)      (94,450,091)
Class IB                                                --       (23,009,538)       (3,898,039)       (6,526,859)
Increase (decrease)  from capital share
transactions (Note 4)                         (123,657,695)      124,647,953      (247,002,910)     (444,891,182)
.................................................................................................................
Total increase (decrease) in net assets       (280,977,723)     (889,923,371)   (1,094,863,467)   (1,262,856,794)
.................................................................................................................
Net assets:
Beginning of period                          1,231,948,559     2,121,871,930     7,926,230,578     9,189,087,372
.................................................................................................................
End of period                                 $950,970,836    $1,231,948,559    $6,831,367,111    $7,926,230,578
.................................................................................................................
Undistributed net investment income
(loss), end of period                           $4,396,690        $2,657,387       $57,781,364      $119,266,435
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                                   Growth Opportunities Fund                Health Sciences Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                      $(60,281)        $(283,763)         $763,933          $195,561
Net realized gain (loss) on investments
and foreign currency transactions              (11,106,499)      (56,664,931)      (15,580,970)      (13,847,673)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies          (10,061,387)       13,123,588       (55,180,375)     (105,373,672)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      (21,228,167)      (43,825,106)      (69,997,412)     (119,025,784)
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                                --                --          (201,698)         (185,990)
Class IB                                                --                --                --                --
Increase (decrease) from capital share
transactions (Note 4)                           (3,614,333)       25,898,333        (9,570,836)      (15,919,904)
.................................................................................................................
Total increase (decrease) in net assets        (24,842,500)      (17,926,773)      (79,769,946)     (135,131,678)
.................................................................................................................
Net assets:
Beginning of period                            100,166,918       118,093,691       470,554,409       605,686,087
.................................................................................................................
End of period                                  $75,324,418      $100,166,918      $390,784,463      $470,554,409
.................................................................................................................
Undistributed net investment income
(loss), end of period                             $(60,281)              $--          $742,107          $179,872
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                                             High Yield Fund                         Income Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $35,386,542       $81,627,830       $28,529,204       $52,678,931
Net realized gain (loss) on investments
and foreign currency transactions              (52,871,334)      (88,393,137)        1,582,889         5,671,788
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies           (1,242,624)       36,170,954         2,209,082         7,430,451
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      (18,727,416)       29,405,647        32,321,175        65,781,170
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                       (76,527,015)      (97,385,674)      (45,778,607)      (56,276,353)
Class IB                                        (8,301,787)       (6,365,166)       (8,376,276)       (4,975,666)
Increase (decrease)  from capital share
transactions (Note 4)                           32,887,603        39,250,196        57,570,203       157,639,949
.................................................................................................................
Total increase (decrease) in net assets        (70,668,615)      (35,094,997)       35,736,495       162,169,100
.................................................................................................................
Net assets:
Beginning of period                            712,477,299       747,572,296     1,024,290,637       862,121,537
.................................................................................................................
End of period                                 $641,808,684      $712,477,299    $1,060,027,132    $1,024,290,637
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $25,890,719       $75,332,979       $28,094,527       $53,720,206
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT             Putnam VT International
                                                   International Growth Fund              Growth and Income Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $6,399,123        $6,895,522        $3,045,657        $4,385,622
Net realized gain (loss) on investments
and foreign currency transactions              (33,715,698)      (98,691,664)        2,328,871       (66,186,300)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies            3,693,920       (94,305,831)        1,572,747       (26,429,813)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      (23,622,655)     (186,101,973)        6,947,275       (88,230,491)
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                        (4,719,741)       (2,190,800)       (1,800,180)       (3,776,201)
Class IB                                        (2,098,858)         (540,011)         (225,636)         (369,218)
From net realized short term gain on
investments
Class IA                                                --       (14,474,927)               --        (6,024,627)
Class IB                                                --        (4,646,610)               --          (648,458)
From net realized long term gain on
investments
Class IA                                                --       (54,104,929)               --       (14,643,590)
Class IB                                                --       (17,368,274)               --        (1,576,155)
Increase (decrease)  from capital share
transactions (Note 4)                           52,439,734       158,985,816        (1,714,466)         (570,460)
.................................................................................................................
Total increase (decrease) in net assets         21,998,480      (120,441,708)        3,206,993      (115,839,200)
.................................................................................................................
Net assets:
Beginning of period                            773,838,631       894,280,339       315,068,057       430,907,257
.................................................................................................................
End of period                                 $795,837,111      $773,838,631      $318,275,050      $315,068,057
.................................................................................................................
Undistributed net investment income
(loss), end of period                           $6,061,249        $6,480,725        $2,988,062        $1,968,221
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                     Putnam VT International                           Putnam VT
                                                      New Opportunities Fund                      Investors Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $1,664,832          $869,535        $1,268,229        $2,277,156
Net realized gain (loss) on investments
and foreign currency transactions              (13,473,712)     (121,943,110)      (41,864,211)     (247,784,739)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies            8,389,419        (3,505,585)      (86,987,206)      (50,966,500)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       (3,419,461)     (124,579,160)     (127,583,188)     (296,474,083)
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                        (1,121,065)               --        (1,991,678)         (631,760)
Class IB                                          (943,705)               --          (341,611)               --
Increase (decrease)  from capital share
transactions (Note 4)                          (20,872,492)      (15,569,524)      (58,389,511)      (29,367,942)
.................................................................................................................
Total increase (decrease) in net assets        (26,356,723)     (140,148,684)     (188,305,988)     (326,473,785)
.................................................................................................................
Net assets:
Beginning of period                            299,958,870       440,107,554       858,336,996     1,184,810,781
.................................................................................................................
End of period                                 $273,602,147      $299,958,870      $670,031,008      $858,336,996
.................................................................................................................
Undistributed net investment income
(loss), end of period                             $527,882          $927,820        $1,197,639        $2,262,699
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                                           Money Market Fund              New Opportunities Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $7,068,590       $35,641,834       $(3,335,456)      $(8,758,169)
Net realized gain (loss) on investments
and foreign currency transactions                       --                --      (306,501,225)     (903,936,483)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies                   --                --      (345,096,693)     (646,948,159)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                        7,068,590        35,641,834      (654,933,374)   (1,559,642,811)
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                        (6,127,402)      (30,910,790)               --                --
Class IB                                          (941,188)       (4,731,044)               --                --
From net realized long term gain on
investments
Class IA                                                --                --                --      (712,524,348)
Class IB                                                --                --                --       (37,587,894)
From return of capital
Class IA                                                --                --                --          (112,385)
Class IB                                                --                --                --            (5,929)
Increase (decrease)  from capital share
transactions (Note 4)                          (96,071,051)      308,598,875      (261,463,017)      343,526,216
.................................................................................................................
Total increase (decrease) in net assets        (96,071,051)      308,598,875      (916,396,391)   (1,966,347,151)
.................................................................................................................
Net assets:
Beginning of period                          1,047,823,154       739,224,279     3,258,128,107     5,224,475,258
.................................................................................................................
End of period                                 $951,752,103    $1,047,823,154    $2,341,731,716    $3,258,128,107
.................................................................................................................
Undistributed net investment income
(loss), end of period                                  $--               $--       $(3,335,456)              $--
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                                              New Value Fund          OTC & Emerging Growth Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $3,331,623        $5,745,376         $(614,317)      $(1,362,805)
Net realized gain (loss) on investments
and foreign currency transactions               11,288,004        14,785,145       (21,181,059)     (214,081,217)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies          (57,201,158)       (9,398,584)      (11,515,468)       78,180,430
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      (42,581,531)       11,131,937       (33,310,844)     (137,263,592)
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                        (4,569,403)       (3,520,603)               --                --
Class IB                                          (843,594)         (395,480)               --                --
From net realized short term gain on
investments
Class IA                                        (2,284,702)       (6,711,941)               --                --
Class IB                                          (486,396)         (806,170)               --                --
From net realized long term gain on
investments
Class IA                                       (11,102,222)       (2,760,762)               --                --
Class IB                                        (2,363,583)         (331,594)               --                --
Increase (decrease)  from capital share
transactions (Note 4)                           89,721,092       214,176,135        (9,350,996)        7,357,856
.................................................................................................................
Total increase (decrease) in net assets         25,489,661       210,781,522       (42,661,840)     (129,905,736)
.................................................................................................................
Net assets:
Beginning of period                            544,517,535       333,736,013       162,258,408       292,164,144
.................................................................................................................
End of period                                 $570,007,196      $544,517,535      $119,596,568      $162,258,408
.................................................................................................................
Undistributed net investment income
(loss), end of period                           $3,591,161        $5,672,535         $(614,317)              $--
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                                               Research Fund                Small Cap Value Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                      $690,294        $1,856,305          $651,203        $1,031,273
Net realized gain (loss) on investments
and foreign currency transactions              (14,828,974)      (67,015,644)       12,037,772         2,999,444
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies          (33,557,049)         (145,819)       (9,413,857)       27,107,932
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      (47,695,729)      (65,305,158)        3,275,118        31,138,649
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                        (1,275,993)         (812,364)         (763,670)           (7,678)
Class IB                                          (612,834)         (279,742)         (311,197)           (3,388)
From net realized short term gain on
investments
Class IA                                                --        (7,116,312)               --          (314,807)
Class IB                                                --        (3,224,391)               --          (138,904)
From net realized long term gain on
investments
Class IA                                                --        (3,086,985)       (2,491,019)         (199,633)
Class IB                                                --        (1,398,709)       (1,522,640)          (88,086)
Increase (decrease)  from capital share
transactions (Note 4)                            4,759,595        87,141,138       211,373,862       241,864,912
.................................................................................................................
Total increase (decrease) in net assets        (44,824,961)        5,917,477       209,560,454       272,251,065
.................................................................................................................
Net assets:
Beginning of period                            317,330,809       311,413,332       362,319,982        90,068,917
.................................................................................................................
End of period                                 $272,505,848      $317,330,809      $571,880,436      $362,319,982
.................................................................................................................
Undistributed net investment income
(loss), end of period                             $641,926        $1,840,459          $598,341        $1,022,005
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                                             Technology Fund    Utilities Growth and Income Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                     $(164,846)        $(342,713)       $9,337,234       $20,352,039
Net realized gain (loss) on investments
and foreign currency transactions               (2,585,674)      (21,260,179)      (59,966,060)      (41,568,311)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies           (7,169,459)        6,904,449       (50,562,614)     (193,423,512)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       (9,919,979)      (14,698,443)     (101,191,440)     (214,639,784)
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                                --                --       (18,633,404)      (25,672,355)
Class IB                                                --                --        (1,746,082)       (1,557,252)
From net realized long term gain on
investments
Class IA                                                --                --                --       (43,433,745)
Class IB                                                --                --                --        (2,699,025)
Increase (decrease) from capital share
transactions (Note 4)                              689,241        16,441,190       (42,859,480)      (27,437,500)
.................................................................................................................
Total increase (decrease) in net assets         (9,230,738)        1,742,747      (164,430,406)     (315,439,661)
.................................................................................................................
Net assets:
Beginning of period                             30,959,080        29,216,333       691,181,291     1,006,620,952
.................................................................................................................
End of period                                  $21,728,342       $30,959,080      $526,750,885      $691,181,291
.................................................................................................................
Undistributed net investment income
(loss), end of period                            $(164,846)              $--        $9,184,916       $20,227,168
----------------------------------------------------------------------------------------------------------------
* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                           Putnam VT
                                                                  Vista Fund                        Voyager Fund
                                          Six months ended        Year ended  Six months ended        Year ended
                                                   June 30       December 31           June 30       December 31
                                                      2002*             2001              2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $(1,390,365)      $(2,014,475)      $11,771,362       $36,455,059
Net realized gain (loss) on investments
and foreign currency transactions              (68,752,088)     (371,461,553)     (419,817,887)     (610,106,376)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies          (67,489,364)         (108,149)     (426,484,005)   (1,127,933,524)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     (137,631,817)     (373,584,177)     (834,530,530)   (1,701,584,841)
.................................................................................................................
Distributions to shareholders: (Note 1)
From net investment income
Class IA                                                --                --       (33,891,280)       (6,702,488)
Class IB                                                --                --        (2,654,199)               --
From net realized short term gain on
investments
Class IA                                                --                --                --       (71,730,881)
Class IB                                                --                --                --        (5,471,474)
From net realized long term gain on
investments
Class IA                                                --       (65,476,025)               --    (1,296,574,895)
Class IB                                                --       (31,558,082)               --       (98,899,881)
From return of capital
Class IA                                                --           (31,184)               --                --
Class IB                                                --           (15,030)               --                --
Increase (decrease)  from capital share
transactions (Note 4)                          (45,962,279)      143,110,436      (347,103,354)      636,084,907
.................................................................................................................
Total increase (decrease) in net assets       (183,594,096)     (327,554,062)   (1,218,179,363)   (2,544,879,553)
.................................................................................................................
Net assets:
Beginning of period                            737,019,827     1,064,573,889     5,266,393,618     7,811,273,171
.................................................................................................................
End of period                                 $553,425,731      $737,019,827    $4,048,214,255    $5,266,393,618
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $(1,390,365)              $--       $11,439,334       $36,213,451
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
(continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT
                                                     Voyager Fund II
                                          Six months ended        Year ended
                                                   June 30       December 31
                                                      2002*             2001
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                     $(137,391)        $(149,736)
Net realized gain (loss) on investments
and foreign currency transactions               (2,603,534)       (5,024,830)
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies           (2,090,642)        2,033,703
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       (4,831,567)       (3,140,863)
.................................................................................................................
Increase (decrease) from capital share
transactions (Note 4)                            3,998,214        18,848,377
.................................................................................................................
Total increase (decrease) in net assets           (833,353)       15,707,514
.................................................................................................................
Net assets:
Beginning of period                             20,802,502         5,094,988
.................................................................................................................
End of period                                  $19,969,149       $20,802,502
.................................................................................................................
Undistributed net investment income
(loss), end of period                            $(137,391)              $--
----------------------------------------------------------------------------------------------------------------
*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




[THIS PAGE LEFT BLANK INTENTIONALLY]




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------------------------
                                                                       Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net        Gain(Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period      Income(Loss)       Investments        Operations
--------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2002+                                          $11.62              $.25(a)           $.17              $.42
December 31, 2001                                        10.88               .48(a)(b)         .26               .74
December 31, 2000*******                                 10.00               .59(a)(b)         .62              1.21
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2002+                                           $5.22              $.01(a)           $.23              $.24
December 31, 2001                                         9.31               .03(a)          (1.96)            (1.93)
December 31, 2000                                        17.29              (.01)(a)         (7.41)            (7.42)
December 31, 1999                                         8.33              (.01)(a)          8.97              8.96
December 31, 1998                                         9.20               .08(a)           (.56)             (.48)
December 31, 1997                                        11.01               .07             (1.66)            (1.59)
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2002+                                           $7.82              $.01(a)         $(1.23)           $(1.22)
December 31, 2001                                         9.06               .01(a)          (1.25)            (1.24)
December 31, 2000*********                               10.00              (.07)(a)          (.87)             (.94)
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2002+                                           $8.81              $.36(a)          $(.23)             $.13
December 31, 2001                                         9.15               .78(a)           (.44)              .34
December 31, 2000                                         9.92               .80(a)           (.78)              .02
December 31, 1999                                        10.49               .80(a)           (.63)              .17
December 31, 1998                                        11.31               .86(a)           (.99)             (.13)
December 31, 1997                                        11.27               .82(a)           (.05)              .77
--------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2002+                                          $10.73              $.15(a)          $(.53)            $(.38)
December 31, 2001                                        10.96               .31(a)           (.24)              .07
December 31, 2000                                         9.98               .19(a)            .79               .98
December 31, 1999                                        10.28               .32(a)           (.36)             (.04)
December 31, 1998****                                    10.00               .18(a)(b)         .19               .37
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2002+                                          $13.37              $.15(a)          $(.76)            $(.61)
December 31, 2001                                        16.66               .36(a)          (1.78)            (1.42)
December 31, 2000                                        19.60               .48(a)          (1.32)             (.84)
December 31, 1999                                        18.94               .41(a)           1.69              2.10
December 31, 1998                                        18.76               .46(a)           2.00              2.46
December 31, 1997                                        17.25               .50              2.63              3.13
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2002+                                           $9.34              $.04(a)         $(1.27)           $(1.23)
December 31, 2001                                        18.10               .02(a)          (5.17)            (5.15)
December 31, 2000                                        30.49              (.08)(a)         (7.36)            (7.44)
December 31, 1999                                        20.28              (.02)(a)         12.09             12.07
December 31, 1998                                        18.34               .05(a)           5.01              5.06
December 31, 1997                                        16.88               .13              2.18              2.31
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2002+                                          $23.56              $.18(a)         $(2.25)           $(2.07)
December 31, 2001                                        25.85               .35(a)          (1.94)            (1.59)
December 31, 2000                                        26.80               .40(a)           1.49              1.89
December 31, 1999                                        28.77               .47(a)           0.01               .48
December 31, 1998                                        28.32               .44(a)           3.77              4.21
December 31, 1997                                        24.56               .48              5.07              5.55
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2002+                                           $5.31               $--(a)(e)      $(1.13)           $(1.13)
December 31, 2001                                         7.80              (.01)(a)         (2.48)            (2.49)
December 31, 2000*******                                 10.00              (.02)(a)         (2.18)            (2.20)
--------------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IA
----------------------------------------------------------------------------------------------------
                                                     Less Distributions:

                                                                             From
                                                           From               Net
                                                            Net          Realized              From
                                                     Investment           Gain on            Return
Period ended                                             Income       Investments        of Capital
----------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2002+                                            $(.30)              $--               $--
December 31, 2001                                            --                --(e)             --
December 31, 2000*******                                   (.22)             (.11)               --
----------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2002+                                            $(.05)              $--               $--
December 31, 2001                                            --             (2.16)               --
December 31, 2000                                          (.55)             (.01)               --
December 31, 1999                                            --                --                --
December 31, 1998                                          (.38)               --              (.01)
December 31, 1997                                          (.22)               --                --
----------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2002+                                              $--               $--               $--
December 31, 2001                                            --                --                --
December 31, 2000*********                                   --                --                --
----------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2002+                                            $(.77)              $--               $--
December 31, 2001                                          (.68)               --                --
December 31, 2000                                          (.79)               --                --
December 31, 1999                                          (.74)               --                --
December 31, 1998                                          (.48)             (.21)               --
December 31, 1997                                          (.63)             (.10)               --
----------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2002+                                            $(.26)              $--               $--
December 31, 2001                                          (.30)               --                --
December 31, 2000                                            --                --                --
December 31, 1999                                          (.23)             (.02)             (.01)
December 31, 1998****                                      (.09)               --                --
----------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2002+                                            $(.25)              $--               $--
December 31, 2001                                          (.18)            (1.69)               --
December 31, 2000                                          (.34)            (1.76)               --
December 31, 1999                                          (.38)            (1.06)               --
December 31, 1998                                          (.43)            (1.85)               --
December 31, 1997                                          (.60)            (1.02)               --
----------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2002+                                            $(.03)              $--               $--
December 31, 2001                                            --             (3.61)               --
December 31, 2000                                          (.18)            (4.77)               --
December 31, 1999                                          (.09)            (1.77)               --
December 31, 1998                                          (.52)            (2.60)               --
December 31, 1997                                          (.41)             (.44)               --
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2002+                                            $(.36)            $(.12)              $--
December 31, 2001                                          (.41)             (.29)               --
December 31, 2000                                          (.50)            (2.34)               --
December 31, 1999                                          (.41)            (2.04)               --
December 31, 1998                                          (.50)            (3.26)               --
December 31, 1997                                          (.52)            (1.27)               --
----------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2002+                                              $--               $--               $--
December 31, 2001                                            --                --                --
December 31, 2000*******                                     --                --                --
----------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-------------------------------------------------------------------------------------------------------------------------

                                                                                                Total
                                                                                           Investment
                                                                                            Return at       Net Assets,
                                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                                        Distributions     End of Period       Value(%)(c)    (in thousands)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2002+                                              $(.30)           $11.74              3.68*         $173,504
December 31, 2001                                              --(e)          11.62              6.82           136,461
December 31, 2000*******                                     (.33)            10.88             12.11*           17,992
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2002+                                              $(.05)            $5.41              4.59*          $62,128
December 31, 2001                                           (2.16)             5.22            (23.84)           62,755
December 31, 2000                                            (.56)             9.31            (44.21)          105.373
December 31, 1999                                              --             17.29            107.56           250,986
December 31, 1998                                            (.39)             8.33             (5.48)           90,667
December 31, 1997                                            (.22)             9.20            (14.66)          112,902
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2002+                                                $--             $6.60            (15.60)*         $12,782
December 31, 2001                                              --              7.82            (13.69)           11,003
December 31, 2000*********                                     --              9.06             (9.40)*           2,258
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2002+                                              $(.77)            $8.17              1.48*         $479,330
December 31, 2001                                            (.68)             8.81              3.82           491,673
December 31, 2000                                            (.79)             9.15              0.19           537,743
December 31, 1999                                            (.74)             9.92              1.66           623,737
December 31, 1998                                            (.69)            10.49             (1.37)          669,053
December 31, 1997                                            (.73)            11.31              7.38           608,148
-------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2002+                                              $(.26)           $10.09             (3.70)*        $414,610
December 31, 2001                                            (.30)            10.73              0.74           387,517
December 31, 2000                                              --             10.96              9.82           305,564
December 31, 1999                                            (.26)             9.98             (0.36)          276,553
December 31, 1998****                                        (.09)            10.28              3.69*          113,202
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2002+                                              $(.25)           $12.51             (4.68)*        $531,777
December 31, 2001                                           (1.87)            13.37             (8.42)          611,233
December 31, 2000                                           (2.10)            16.66             (4.87)          815,135
December 31, 1999                                           (1.44)            19.60             11.85         1,001,087
December 31, 1998                                           (2.28)            18.94             13.47         1,020,354
December 31, 1997                                           (1.62)            18.76             19.67           956,532
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2002+                                              $(.03)            $8.08            (13.25)*        $871,257
December 31, 2001                                           (3.61)             9.34            (29.66)        1,139,131
December 31, 2000                                           (4.95)            18.10            (29.64)        2,018,743
December 31, 1999                                           (1.86)            30.49             65.00         3,090,073
December 31, 1998                                           (3.12)            20.28             29.71         1,987,094
December 31, 1997                                            (.85)            18.34             14.33         1,611,503
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2002+                                              $(.48)           $21.01             (9.00)*      $6,128,514
December 31, 2001                                            (.70)            23.56             (6.16)        7,216,388
December 31, 2000                                           (2.84)            25.85              8.11         8,675,872
December 31, 1999                                           (2.45)            26.80              1.59         9,567,077
December 31, 1998                                           (3.76)            28.77             15.42         9,948,386
December 31, 1997                                           (1.79)            28.32             24.15         8,337,334
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2002+                                                $--             $4.18            (21.28)*         $40,215
December 31, 2001                                              --              5.31            (31.92)           55,646
December 31, 2000*******                                       --              7.80            (22.00)*          77,022
-------------------------------------------------------------------------------------------------------------------------




PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IA
------------------------------------------------------------------------------------------------------------------------

                                                                                      Ratio of Net
                                                                        Ratio of        Investment
                                                                        Expenses      Income(Loss)
                                                                  to Average Net        to Average         Portfolio
Period ended                                                        Assets(%)(d)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2002+                                                               .38*             2.14*           123.95(f)*
December 31, 2001                                                            .77(b)           4.23(b)         262.05(f)
December 31, 2000*******                                                     .82(b)*          5.20(b)*        336.72*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2002+                                                               .58*              .21*            23.50*
December 31, 2001                                                           1.13               .41            100.86
December 31, 2000                                                           1.07              (.10)           149.46
December 31, 1999                                                           1.13              (.09)           145.51
December 31, 1998                                                           1.12              1.01            136.49
December 31, 1997                                                           1.07               .70            102.92
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2002+                                                               .55*              .16*           101.83*
December 31, 2001                                                           1.35               .13            101.98
December 31, 2000*********                                                  1.18*             (.72)*           89.87*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2002+                                                               .40*             4.17*            91.92(f)*
December 31, 2001                                                            .79              8.83            139.13(f)
December 31, 2000                                                            .78              8.62            169.27
December 31, 1999                                                            .78              7.86            117.02
December 31, 1998                                                            .78              7.94            186.80
December 31, 1997                                                            .80              7.43            282.56
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2002+                                                               .38*             1.41*            87.37(f)*
December 31, 2001                                                            .76              2.92            334.64(f)
December 31, 2000                                                            .76              3.44            154.53
December 31, 1999                                                            .83              3.04            173.41
December 31, 1998****                                                        .57(b)*          1.84(b)*         99.85*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2002+                                                               .44*             1.17*            50.84*
December 31, 2001                                                            .84              2.54            187.96(f)
December 31, 2000                                                            .79              2.73            159.03
December 31, 1999                                                            .77              2.22            149.82
December 31, 1998                                                            .78              2.54            133.80
December 31, 1997                                                            .77              3.01            181.05
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2002+                                                               .43*              .43*           120.85*
December 31, 2001                                                            .82               .20            186.11
December 31, 2000                                                            .76              (.32)           170.41
December 31, 1999                                                            .73              (.09)           154.88
December 31, 1998                                                            .72               .26            164.56
December 31, 1997                                                            .75               .77            158.37
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2002+                                                               .26*              .77*            22.93*
December 31, 2001                                                            .51              1.42             32.75
December 31, 2000                                                            .50              1.63             55.04
December 31, 1999                                                            .50              1.66             53.68
December 31, 1998                                                            .50              1.59             63.62
December 31, 1997                                                            .51              2.08             64.96
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2002+                                                               .43*             (.01)*           25.50*
December 31, 2001                                                            .85              (.19)            83.13
December 31, 2000*******                                                     .80*             (.23)*           57.60*
------------------------------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
----------------------------------------------------------------------------------------------------------------------
                                                                      Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net        Gain(Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period      Income(Loss)       Investments        Operations
----------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2002+                                          $11.75              $.02(a)         $(1.76)           $(1.74)
December 31, 2001                                        14.61               .01(a)          (2.86)            (2.85)
December 31, 2000                                        10.50               .01(a)           4.10              4.11
December 31, 1999                                        10.94               .01(a)           (.44)             (.43)
December 31, 1998****                                    10.00               .01(a)(b)         .94               .95
----------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2002+                                           $8.08              $.38(a)          $(.57)            $(.19)
December 31, 2001                                         8.98               .91(a)           (.55)              .36
December 31, 2000                                        11.09              1.14(a)          (1.97)             (.83)
December 31, 1999                                        11.70              1.13(a)           (.48)              .65
December 31, 1998                                        13.62              1.31(a)          (1.98)             (.67)
December 31, 1997                                        12.96              1.06               .65              1.71
----------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2002+                                          $12.65              $.34(a)           $.04              $.38
December 31, 2001                                        12.61               .70(a)            .21               .91
December 31, 2000                                        12.52               .84(a)            .11               .95
December 31, 1999                                        13.73               .78(a)          (1.05)             (.27)
December 31, 1998                                        13.42               .82(a)            .24              1.06
December 31, 1997                                        13.21               .88               .18              1.06
----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2002+                                          $12.42              $.10(a)          $(.53)            $(.43)
December 31, 2001                                        17.72               .13(a)          (3.62)            (3.49)
December 31, 2000                                        21.66               .31(a)          (2.05)            (1.74)
December 31, 1999                                        13.52               .08(a)           8.06              8.14
December 31, 1998                                        11.43               .11(a)           2.03              2.14
December 31, 1997**                                      10.00               .05(b)           1.56              1.61
----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2002+                                           $9.76              $.10(a)           $.13              $.23
December 31, 2001                                        13.28               .13(a)          (2.80)            (2.67)
December 31, 2000                                        15.25               .16(a)            .05               .21
December 31, 1999                                        12.24               .21(a)           2.80              3.01
December 31, 1998                                        11.53               .23(a)           1.06              1.29
December 31, 1997**                                      10.00               .07              1.87              1.94
----------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2002+                                           $9.80              $.06(a)          $(.18)            $(.12)
December 31, 2001                                        13.71               .04(a)          (3.95)            (3.91)
December 31, 2000                                        23.31              (.11)(a)         (8.45)            (8.56)
December 31, 1999                                        11.49              (.05)(a)         11.88             11.83
December 31, 1998                                         9.96              (.04)(a)(b)       1.59              1.55
December 31, 1997**                                      10.00               .01(b)           (.02)             (.01)
----------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2002+                                           $9.31              $.02(a)         $(1.45)           $(1.43)
December 31, 2001                                        12.36               .03(a)          (3.07)            (3.04)
December 31, 2000                                        15.16               .01(a)          (2.81)            (2.80)
December 31, 1999                                        11.65               .01(a)           3.50              3.51
December 31, 1998****                                    10.00               .02(a)(b)        1.65              1.67
----------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2002+                                           $1.00            $.0076               $--            $.0076
December 31, 2001                                         1.00             .0392                --             .0392
December 31, 2000                                         1.00             .0588                --             .0588
December 31, 1999                                         1.00             .0476                --             .0476
December 31, 1998                                         1.00             .0510                --             .0510
December 31, 1997                                         1.00             .0509                --             .0509
----------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IA
---------------------------------------------------------------------------------------------------
                                                    Less Distributions:

                                                                            From
                                                          From               Net
                                                           Net          Realized              From
                                                    Investment           Gain on            Return
Period ended                                            Income       Investments        of Capital
---------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2002+                                           $(.01)              $--               $--
December 31, 2001                                         (.01)               --                --
December 31, 2000                                           --                --                --
December 31, 1999                                         (.01)               --                --
December 31, 1998****                                     (.01)               --                --(e)
---------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2002+                                           $(.98)              $--               $--
December 31, 2001                                        (1.26)               --                --
December 31, 2000                                        (1.28)               --                --
December 31, 1999                                        (1.26)               --                --
December 31, 1998                                        (1.08)             (.17)               --
December 31, 1997                                         (.94)             (.11)               --
---------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2002+                                           $(.67)              $--               $--
December 31, 2001                                         (.87)               --                --
December 31, 2000                                         (.86)               --                --
December 31, 1999                                         (.73)             (.21)               --
December 31, 1998                                         (.75)               --                --
December 31, 1997                                         (.85)               --                --
---------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2002+                                           $(.12)              $--               $--
December 31, 2001                                         (.06)            (1.75)               --
December 31, 2000                                         (.41)            (1.79)               --
December 31, 1999                                           --                --                --
December 31, 1998                                         (.04)               --              (.01)
December 31, 1997**                                       (.07)             (.10)             (.01)
---------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2002+                                           $(.07)              $--               $--
December 31, 2001                                         (.13)             (.72)               --
December 31, 2000                                         (.68)            (1.50)               --
December 31, 1999                                           --                --                --
December 31, 1998                                         (.11)             (.41)             (.06)
December 31, 1997**                                       (.13)             (.28)               --
---------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2002+                                           $(.08)              $--               $--
December 31, 2001                                           --                --                --
December 31, 2000                                         (.01)            (1.03)               --(e)
December 31, 1999                                         (.01)               --                --
December 31, 1998                                         (.02)               --                --
December 31, 1997**                                       (.03)               --                --
---------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2002+                                           $(.03)              $--               $--
December 31, 2001                                         (.01)               --                --
December 31, 2000                                           --                --                --
December 31, 1999                                           --                --                --
December 31, 1998****                                     (.01)               --              (.01)
---------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2002+                                         $(.0076)              $--               $--
December 31, 2001                                       (.0392)               --                --
December 31, 2000                                       (.0588)               --                --
December 31, 1999                                       (.0476)               --                --
December 31, 1998                                       (.0510)               --                --
December 31, 1997                                       (.0509)               --                --
---------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-------------------------------------------------------------------------------------------------------------------------

                                                                                                Total
                                                                                           Investment
                                                                                            Return at       Net Assets,
                                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                                        Distributions     End of Period       Value(%)(c)    (in thousands)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2002+                                              $(.01)           $10.00            (14.84)*        $268,107
December 31, 2001                                            (.01)            11.75            (19.53)          342,488
December 31, 2000                                              --             14.61             39.14           497,695
December 31, 1999                                            (.01)            10.50             (3.93)          218,848
December 31, 1998****                                        (.01)            10.94              9.51*          134,436
-------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2002+                                              $(.98)            $6.91             (2.91)*        $573,955
December 31, 2001                                           (1.26)             8.08              4.00           647,505
December 31, 2000                                           (1.28)             8.98             (8.45)          709,534
December 31, 1999                                           (1.26)            11.09              5.92           964,590
December 31, 1998                                           (1.25)            11.70             (5.86)        1,032,892
December 31, 1997                                           (1.05)            13.62             14.34         1,025,298
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2002+                                              $(.67)           $12.36              3.17*         $875,188
December 31, 2001                                            (.87)            12.65              7.53           879,911
December 31, 2000                                            (.86)            12.61              8.01           806,452
December 31, 1999                                            (.94)            12.52             (2.07)          935,800
December 31, 1998                                            (.75)            13.73              8.25         1,000,161
December 31, 1997                                            (.85)            13.42              8.64           789,540
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2002+                                              $(.12)           $11.87             (3.54)*        $479,914
December 31, 2001                                           (1.81)            12.42            (20.41)          521,192
December 31, 2000                                           (2.20)            17.72             (9.48)          696,527
December 31, 1999                                              --             21.66             60.21           627,368
December 31, 1998                                            (.05)            13.52             18.69           317,602
December 31, 1997**                                          (.18)            11.43             16.13           150,884
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2002+                                              $(.07)            $9.92              2.32*         $266,773
December 31, 2001                                            (.85)             9.76            (20.67)          273,298
December 31, 2000                                           (2.18)            13.28              1.36           393,973
December 31, 1999                                              --             15.25             24.59           387,504
December 31, 1998                                            (.58)            12.24             11.28           305,047
December 31, 1997**                                          (.41)            11.53             19.43           206,598
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2002+                                              $(.08)            $9.60             (1.22)*        $123,091
December 31, 2001                                              --              9.80            (28.52)          140,731
December 31, 2000                                           (1.04)            13.71            (38.56)          255,447
December 31, 1999                                            (.01)            23.31            102.96           330,982
December 31, 1998                                            (.02)            11.49             15.58           135,451
December 31, 1997**                                          (.03)             9.96              (.10)          107,000
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2002+                                              $(.03)            $7.85            (15.38)*        $451,978
December 31, 2001                                            (.01)             9.31            (24.61)          597,312
December 31, 2000                                              --             12.36            (18.47)          905,213
December 31, 1999                                              --             15.16             30.13           867,151
December 31, 1998****                                        (.02)            11.65             16.66*          243,296
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2002+                                            $(.0076)            $1.00              0.76*         $801,675
December 31, 2001                                          (.0392)             1.00              3.99           893,647
December 31, 2000                                          (.0588)             1.00              6.03           637,405
December 31, 1999                                          (.0476)             1.00              4.86           823,013
December 31, 1998                                          (.0510)             1.00              5.19           595,158
December 31, 1997                                          (.0509)             1.00              5.22           405,577
-------------------------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IA
------------------------------------------------------------------------------------------------------------------------

                                                                                      Ratio of Net
                                                                        Ratio of        Investment
                                                                        Expenses      Income(Loss)
                                                                  to Average Net        to Average         Portfolio
Period ended                                                        Assets(%)(d)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2002+                                                               .40*              .21*            44.06*
December 31, 2001                                                            .79               .09             53.20
December 31, 2000                                                            .79               .06             49.10
December 31, 1999                                                            .83               .14             82.45
December 31, 1998****                                                        .61(b)*           .14(b)*         39.68*
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2002+                                                               .38*             5.05*            38.38*
December 31, 2001                                                            .76             10.99             81.97
December 31, 2000                                                            .74             11.46             69.05
December 31, 1999                                                            .72             10.18             52.96
December 31, 1998                                                            .71             10.31             52.00
December 31, 1997                                                            .72              9.26             84.61
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2002+                                                               .34*             2.77*           137.42(f)*
December 31, 2001                                                            .68              5.60            250.79(f)
December 31, 2000                                                            .67              6.94            238.00
December 31, 1999                                                            .67              6.07            220.90
December 31, 1998                                                            .67              6.13            233.04
December 31, 1997                                                            .69              6.58            194.29
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2002+                                                               .48*              .84*            26.37*
December 31, 2001                                                            .94               .93             69.81
December 31, 2000                                                            .94              1.62             78.84
December 31, 1999                                                           1.02               .51            107.38
December 31, 1998                                                           1.07               .84             98.31
December 31, 1997**                                                         1.20(b)            .79(b)          75.18
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2002+                                                               .50*              .97*            62.53*
December 31, 2001                                                            .98              1.26            154.29
December 31, 2000                                                            .97              1.15             82.02
December 31, 1999                                                            .98              1.50             92.27
December 31, 1998                                                            .99              1.86             62.61
December 31, 1997**                                                         1.12              1.11             53.20
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2002+                                                               .61*              .64*            63.67*
December 31, 2001                                                           1.24               .35            198.97
December 31, 2000                                                           1.21              (.57)           189.71
December 31, 1999                                                           1.41              (.36)           196.53
December 31, 1998                                                           1.60(b)           (.36)(b)        157.72
December 31, 1997**                                                         1.60(b)            .09(b)         131.89
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2002+                                                               .34*              .20*            73.23*
December 31, 2001                                                            .66               .23             98.05
December 31, 2000                                                            .65               .08             76.32
December 31, 1999                                                            .71               .05             65.59
December 31, 1998****                                                        .57(b)*           .19(b)*         42.97*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2002+                                                               .25*              .76*               --
December 31, 2001                                                            .45              3.75                --
December 31, 2000                                                            .50              5.87                --
December 31, 1999                                                            .49              4.77                --
December 31, 1998                                                            .53              5.04                --
December 31, 1997                                                            .54              5.10                --
------------------------------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-----------------------------------------------------------------------------------------------------------------------
                                                                        Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net        Gain(Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period      Income(Loss)       Investments        Operations
-----------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2002+                                          $16.67             $(.02)(a)        $(3.50)           $(3.52)
December 31, 2001                                        29.89              (.04)(a)         (8.76)            (8.80)
December 31, 2000                                        43.54              (.13)(a)        (10.03)           (10.16)
December 31, 1999                                        26.06              (.08)(a)         17.93             17.85
December 31, 1998                                        21.23              (.04)             5.19              5.15
December 31, 1997                                        17.22                --(e)           4.01              4.01
-----------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2002+                                          $13.47              $.08(a)          $(.93)            $(.85)
December 31, 2001                                        13.52               .18(a)            .28               .46
December 31, 2000                                        11.86               .21(a)           2.27              2.48
December 31, 1999                                        12.03               .18(a)           (.14)              .04
December 31, 1998                                        11.76               .16(a)            .57               .73
December 31, 1997**                                      10.00               .18(a)           1.58              1.76
-----------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2002+                                           $6.02             $(.02)(a)        $(1.25)           $(1.27)
December 31, 2001                                        11.06              (.05)(a)         (4.99)            (5.04)
December 31, 2000                                        22.79              (.08)(a)        (11.42)           (11.50)
December 31, 1999                                        10.09              (.08)(a)(b)      12.84             12.76
December 31, 1998****                                    10.00              (.01)(a)(b)        .10               .09
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2002+                                          $10.99              $.03(a)         $(1.63)           $(1.60)
December 31, 2001                                        14.32               .08(a)          (2.73)            (2.65)
December 31, 2000                                        14.69               .07(a)           (.34)             (.27)
December 31, 1999                                        11.93               .05(a)(b)        3.20              3.25
December 31, 1998*****                                   10.00               .02(a)(b)        1.93              1.95
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2002+                                          $15.09              $.03(a)           $.45              $.48
December 31, 2001                                        12.81               .08(a)           2.27              2.35
December 31, 2000                                        10.31               .07(a)           2.47              2.54
December 31, 1999******                                  10.00              (.02)(a)           .37               .35
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2002+                                           $4.25             $(.02)(a)        $(1.21)           $(1.23)
December 31, 2001                                         6.98              (.05)(a)         (2.68)            (2.73)
December 31, 2000********                                10.00              (.07)(a)         (2.95)            (3.02)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2002+                                          $12.97              $.18(a)         $(2.13)           $(1.95)
December 31, 2001                                        18.13               .36(a)          (4.17)            (3.81)
December 31, 2000                                        16.97               .49(a)           2.25              2.74
December 31, 1999                                        18.19               .52(a)           (.72)             (.20)
December 31, 1998                                        17.14               .54(a)           1.90              2.44
December 31, 1997                                        14.80               .53              3.11              3.64
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2002+                                          $11.40             $(.02)(a)        $(2.18)           $(2.20)
December 31, 2001                                        19.65              (.02)(a)         (6.47)            (6.49)
December 31, 2000                                        20.68              (.05)(a)          (.73)             (.78)
December 31, 1999                                        14.72              (.05)(a)          7.64              7.59
December 31, 1998                                        12.32              (.02)(a)          2.42              2.40
December 31, 1997**                                      10.00                --(e)           2.32              2.32
-----------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IA
----------------------------------------------------------------------------------------------------
                                                   Less Distributions:

                                                                           From
                                                         From               Net
                                                          Net          Realized              From
                                                   Investment           Gain on            Return
Period ended                                           Income       Investments        of Capital
----------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2002+                                            $--               $--               $--
December 31, 2001                                          --             (4.42)               --(e)
December 31, 2000                                          --             (3.49)               --
December 31, 1999                                          --              (.37)               --
December 31, 1998                                          --              (.32)               --
December 31, 1997                                          --                --                --
----------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2002+                                          $(.13)            $(.38)              $--
December 31, 2001                                        (.14)             (.37)               --
December 31, 2000                                        (.18)             (.64)               --
December 31, 1999                                          --(e)           (.21)               --
December 31, 1998                                        (.23)             (.23)               --
December 31, 1997**                                        --                --                --
----------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2002+                                            $--               $--               $--
December 31, 2001                                          --                --                --
December 31, 2000                                          --              (.23)               --(e)
December 31, 1999                                          --              (.06)               --
December 31, 1998****                                      --                --                --(e)
----------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2002+                                          $(.07)              $--               $--
December 31, 2001                                        (.05)             (.63)               --
December 31, 2000                                          --              (.10)               --
December 31, 1999                                        (.03)             (.46)               --
December 31, 1998*****                                   (.01)             (.01)               --
----------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2002+                                          $(.04)            $(.14)              $--
December 31, 2001                                          --(e)           (.07)               --
December 31, 2000                                        (.04)               --                --
December 31, 1999******                                    --              (.03)             (.01)
----------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2002+                                            $--               $--               $--
December 31, 2001                                          --                --                --
December 31, 2000********                                  --                --                --
----------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2002+                                          $(.40)              $--               $--
December 31, 2001                                        (.50)             (.85)               --
December 31, 2000                                        (.57)            (1.01)               --
December 31, 1999                                        (.50)             (.52)               --
December 31, 1998                                        (.51)             (.88)               --
December 31, 1997                                        (.55)             (.75)               --
----------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2002+                                            $--               $--               $--
December 31, 2001                                          --             (1.76)               --(e)
December 31, 2000                                          --              (.25)               --
December 31, 1999                                          --             (1.63)               --
December 31, 1998                                          --                --                --
December 31, 1997**                                        --(e)             --                --(e)
----------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-------------------------------------------------------------------------------------------------------------------------

                                                                                                Total
                                                                                           Investment
                                                                                            Return at       Net Assets,
                                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                                        Distributions     End of Period       Value(%)(c)    (in thousands)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2002+                                                $--            $13.15            (21.12)*      $2,188,154
December 31, 2001                                           (4.42)            16.67            (29.99)        3,058,087
December 31, 2000                                           (3.49)            29.89            (26.09)        4,992,696
December 31, 1999                                            (.37)            43.54             69.35         6,432,227
December 31, 1998                                            (.32)            26.06             24.38         3,586,225
December 31, 1997                                              --             21.23             23.29         2,590,244
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2002+                                              $(.51)           $12.11             (6.73)*        $463,202
December 31, 2001                                            (.51)            13.47              3.53           455,975
December 31, 2000                                            (.82)            13.52             22.59           302,930
December 31, 1999                                            (.21)            11.86               .27           249,092
December 31, 1998                                            (.46)            12.03              6.26           255,754
December 31, 1997**                                            --             11.76             17.60           195,391
-------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2002+                                                $--             $4.75            (21.10)*         $75,395
December 31, 2001                                              --              6.02            (45.57)          107,050
December 31, 2000                                            (.23)            11.06            (51.03)          217,797
December 31, 1999                                            (.06)            22.79            126.52           207,003
December 31, 1998****                                          --(e)          10.09               .94*           28,059
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2002+                                              $(.07)            $9.32            (14.64)*        $159,406
December 31, 2001                                            (.68)            10.99            (18.62)          197,443
December 31, 2000                                            (.10)            14.32             (1.84)          222,579
December 31, 1999                                            (.49)            14.69             27.58           134,115
December 31, 1998*****                                       (.02)            11.93             19.51*           22,626
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2002+                                              $(.18)           $15.39              3.11*         $343,342
December 31, 2001                                            (.07)            15.09             18.42           231,329
December 31, 2000                                            (.04)            12.81             24.62            59,483
December 31, 1999******                                      (.04)            10.31              3.47*           12,298
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2002+                                                $--             $3.02            (28.94)*          $9,471
December 31, 2001                                              --              4.25            (39.11)           15,526
December 31, 2000********                                      --              6.98            (30.20)*          16,743
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2002+                                              $(.40)           $10.62            (15.48)*        $477,335
December 31, 2001                                           (1.35)            12.97            (22.11)          631,897
December 31, 2000                                           (1.58)            18.13             17.61           958,078
December 31, 1999                                           (1.02)            16.97              (.66)          945,581
December 31, 1998                                           (1.39)            18.19             14.92         1,015,327
December 31, 1997                                           (1.30)            17.14             27.10           822,257
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2002+                                                $--             $9.20            (19.30)*        $319,444
December 31, 2001                                           (1.76)            11.40            (33.34)          443,879
December 31, 2000                                            (.25)            19.65             (3.98)          767,550
December 31, 1999                                           (1.63)            20.68             52.90           542,491
December 31, 1998                                              --             14.72             19.48           311,612
December 31, 1997**                                            --(e)          12.32             23.21           170,660
-------------------------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IA
--------------------------------------------------------------------------------------------------------------------

                                                                                     Ratio of Net
                                                                       Ratio of        Investment
                                                                       Expenses      Income(Loss)
                                                                 to Average Net        to Average         Portfolio
Period ended                                                       Assets(%)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2002+                                                              .31*             (.11)*           44.28*
December 31, 2001                                                           .59              (.21)            72.16
December 31, 2000                                                           .57              (.31)            53.64
December 31, 1999                                                           .59              (.28)            71.14
December 31, 1998                                                           .61              (.16)            59.75
December 31, 1997                                                           .63              (.01)            71.78
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2002+                                                              .38*              .59*            23.53*
December 31, 2001                                                           .79              1.32             74.80
December 31, 2000                                                           .79              1.75             83.62
December 31, 1999                                                           .80              1.40             98.21
December 31, 1998                                                           .81              1.34            130.96
December 31, 1997**                                                         .85              1.59             64.15
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2002+                                                              .43*             (.37)*           34.89*
December 31, 2001                                                           .85              (.63)           116.66
December 31, 2000                                                           .81              (.42)            88.63
December 31, 1999                                                           .90(b)           (.55)(b)        127.98
December 31, 1998****                                                       .60(b)*          (.16)(b)*        59.93*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2002+                                                              .38*              .27*            78.67*
December 31, 2001                                                           .74               .67            146.42
December 31, 2000                                                           .78               .47            161.52
December 31, 1999                                                           .85(b)            .34(b)         169.16
December 31, 1998*****                                                      .22(b)*           .19(b)*         19.76*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2002+                                                              .44*              .18*            19.35*
December 31, 2001                                                           .94               .56             36.65
December 31, 2000                                                          1.10               .59             34.05
December 31, 1999******                                                    1.29*             (.24)*           48.24*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2002+                                                              .66*             (.49)*           52.82*
December 31, 2001                                                          1.45             (1.12)           280.37
December 31, 2000********                                                  1.04*             (.78)*          150.70*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2002+                                                              .38*             1.51*            25.00*
December 31, 2001                                                           .73              2.45             93.13
December 31, 2000                                                           .72              2.94             28.88
December 31, 1999                                                           .71              3.02             26.16
December 31, 1998                                                           .72              3.19             24.77
December 31, 1997                                                           .74              3.63             42.46
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2002+                                                              .35*             (.16)*           44.76*
December 31, 2001                                                           .67              (.18)           112.81
December 31, 2000                                                           .67              (.22)           104.60
December 31, 1999                                                           .75              (.29)           133.32
December 31, 1998                                                           .77              (.12)           116.48
December 31, 1997**                                                         .87                --             75.43
--------------------------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
----------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net        Gain(Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period      Income(Loss)       Investments        Operations
----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2002+                                          $28.72              $.07(a)         $(4.80)           $(4.73)
December 31, 2001                                        48.82               .20(a)         (10.65)           (10.45)
December 31, 2000                                        66.25               .04(a)          (8.96)            (8.92)
December 31, 1999                                        45.85               .03(a)          24.59             24.62
December 31, 1998                                        39.08               .05(a)           9.26              9.31
December 31, 1997                                        32.53               .10              8.01              8.11
----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2002+                                           $4.98             $(.02)(a)         $(.92)            $(.94)
December 31, 2001                                         7.18              (.06)(a)         (2.14)            (2.20)
December 31, 2000*********                               10.00              (.05)(a)         (2.77)            (2.82)
----------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IA
-------------------------------------------------------------------------------------------------
                                                  Less Distributions:

                                                                           From
                                                         From               Net
                                                          Net          Realized              From
                                                   Investment           Gain on            Return
Period ended                                           Income       Investments        of Capital
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2002+                                          $(.21)              $--               $--
December 31, 2001                                        (.05)            (9.60)               --
December 31, 2000                                        (.02)            (8.49)               --
December 31, 1999                                        (.05)            (4.17)               --
December 31, 1998                                        (.10)            (2.44)               --
December 31, 1997                                        (.07)            (1.49)               --
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2002+                                            $--               $--               $--
December 31, 2001                                          --                --                --
December 31, 2000*********                                 --                --                --
-------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-------------------------------------------------------------------------------------------------------------------------
                                                                                                Total
                                                                                           Investment
                                                                                            Return at       Net Assets,
                                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                                        Distributions     End of Period       Value(%)(c)    (in thousands)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2002+                                              $(.21)           $23.78            (16.58)*      $3,631,591
December 31, 2001                                           (9.65)            28.72            (22.24)        4,784,868
December 31, 2000                                           (8.51)            48.82            (16.41)        7,326,157
December 31, 1999                                           (4.22)            66.25             58.22         9,130,197
December 31, 1998                                           (2.54)            45.85             24.36         5,803,073
December 31, 1997                                           (1.56)            39.08             26.51         4,538,535
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2002+                                                $--             $4.04            (18.88)*          $4,916
December 31, 2001                                              --              4.98            (30.64)            7,558
December 31, 2000*********                                     --              7.18            (28.20)*           3,174
-------------------------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IA
---------------------------------------------------------------------------------------------------------------------
                                                                                      Ratio of Net
                                                                        Ratio of        Investment
                                                                        Expenses      Income(Loss)
                                                                  to Average Net        to Average         Portfolio
Period ended                                                        Assets(%)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2002+                                                               .29*              .26*            52.37*
December 31, 2001                                                            .57               .61            105.03
December 31, 2000                                                            .56               .07             92.54
December 31, 1999                                                            .57               .05             85.13
December 31, 1998                                                            .58               .14             62.99
December 31, 1997                                                            .59               .30             82.00
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2002+                                                               .69*             (.52)*           62.35*
December 31, 2001                                                           1.62             (1.10)           109.55
December 31, 2000*********                                                   .85*             (.67)*           28.20*
---------------------------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
----------------------------------------------------------------------------------------------------------------------
                                                                   Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net        Gain(Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period      Income(Loss)       Investments        Operations
----------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2002+                                          $11.59              $.23(a)           $.17              $.40
December 31, 2001                                        10.87               .47(a)(b)         .25               .72
December 31, 2000*******                                 10.00               .54(a)(b)         .66              1.20
----------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2002+                                           $5.18               $--(a)(e)        $.22              $.22
December 31, 2001                                         9.27               .01(a)          (1.94)            (1.93)
December 31, 2000                                        17.25              (.02)(a)         (7.41)            (7.43)
December 31, 1999                                         8.33              (.08)(a)          9.00              8.92
December 31, 1998****                                     8.57              (.01)(a)          (.23)             (.24)
----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2002+                                           $7.80               $--(a)(e)      $(1.23)           $(1.23)
December 31, 2001                                         9.06              (.01)(a)         (1.25)            (1.26)
December 31, 2000*********                               10.00              (.05)(a)          (.89)             (.94)
----------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2002+                                           $8.75              $.34(a)          $(.22)             $.12
December 31, 2001                                         9.11               .76(a)           (.45)              .31
December 31, 2000                                         9.90               .78(a)           (.78)               --
December 31, 1999                                        10.47               .78(a)           (.62)              .16
December 31, 1998***                                     10.95               .62(a)          (1.10)             (.48)
----------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2002+                                          $10.69              $.14(a)          $(.53)            $(.39)
December 31, 2001                                        10.94               .29(a)           (.25)              .04
December 31, 2000                                         9.98               .18(a)            .78               .96
December 31, 1999                                        10.28               .30(a)           (.34)             (.04)
December 31, 1998****                                    10.00               .17(a)(b)         .20               .37
----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2002+                                          $13.37              $.14(a)          $(.76)            $(.62)
December 31, 2001                                        16.67               .32(a)          (1.77)            (1.45)
December 31, 2000                                        19.60               .45(a)          (1.29)             (.84)
December 31, 1999                                        18.95               .39(a)           1.69              2.08
December 31, 1998****                                    18.16               .33(a)            .46               .79
----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2002+                                           $9.27              $.03(a)         $(1.27)           $(1.24)
December 31, 2001                                        18.02                --(a)(e)       (5.14)            (5.14)
December 31, 2000                                        30.41              (.10)(a)         (7.34)            (7.44)
December 31, 1999                                        20.28              (.10)(a)         12.08             11.98
December 31, 1998****                                    18.03              (.05)(a)          2.30              2.25
----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2002+                                          $23.44              $.15(a)         $(2.23)           $(2.08)
December 31, 2001                                        25.76               .29(a)          (1.93)            (1.64)
December 31, 2000                                        26.75               .36(a)           1.48              1.84
December 31, 1999                                        28.75               .41(a)            .04               .45
December 31, 1998***                                     28.02               .26(a)            .47               .73
----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2002+                                           $5.29             $(.01)(a)        $(1.12)           $(1.13)
December 31, 2001                                         7.79              (.02)(a)         (2.48)            (2.50)
December 31, 2000*******                                 10.00              (.04)(a)         (2.17)            (2.21)
----------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2002+                                          $11.70              $.01(a)         $(1.76)           $(1.75)
December 31, 2001                                        14.58              (.02)(a)         (2.86)            (2.88)
December 31, 2000                                        10.50              (.01)(a)          4.09              4.08
December 31, 1999                                        10.93                --(a)(e)        (.43)             (.43)
December 31, 1998****                                    10.00              (.01)(a)(b)        .95               .94
----------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IB
-----------------------------------------------------------------------------------------------------
                                                  Less Distributions:

                                                                            From
                                                          From               Net              From
                                                           Net          Realized            Return
                                                    Investment           Gain on                of
Period ended                                            Income       Investments           Capital
-----------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2002+                                           $(.28)              $--               $--
December 31, 2001                                           --                --(e)             --
December 31, 2000*******                                  (.22)             (.11)               --
-----------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2002+                                           $(.03)              $--               $--
December 31, 2001                                           --             (2.16)               --
December 31, 2000                                         (.54)             (.01)               --
December 31, 1999                                           --                --                --
December 31, 1998****                                       --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2002+                                             $--               $--               $--
December 31, 2001                                           --                --                --
December 31, 2000*********                                  --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2002+                                           $(.76)              $--               $--
December 31, 2001                                         (.67)               --                --
December 31, 2000                                         (.79)               --                --
December 31, 1999                                         (.73)               --                --
December 31, 1998***                                        --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2002+                                           $(.24)              $--               $--
December 31, 2001                                         (.29)               --                --
December 31, 2000                                           --                --                --
December 31, 1999                                         (.23)             (.02)             (.01)
December 31, 1998****                                     (.09)               --                --
-----------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2002+                                           $(.23)              $--               $--
December 31, 2001                                         (.16)            (1.69)               --
December 31, 2000                                         (.33)            (1.76)               --
December 31, 1999                                         (.37)            (1.06)               --
December 31, 1998****                                       --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2002+                                           $(.01)              $--               $--
December 31, 2001                                           --             (3.61)               --
December 31, 2000                                         (.18)            (4.77)               --
December 31, 1999                                         (.08)            (1.77)               --
December 31, 1998****                                       --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2002+                                           $(.32)            $(.12)              $--
December 31, 2001                                         (.39)             (.29)               --
December 31, 2000                                         (.49)            (2.34)               --
December 31, 1999                                         (.41)            (2.04)               --
December 31, 1998***                                        --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2002+                                             $--               $--               $--
December 31, 2001                                           --                --                --
December 31, 2000*******                                    --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2002+                                             $--               $--               $--
December 31, 2001                                           --                --                --
December 31, 2000                                           --                --                --
December 31, 1999                                           --(e)             --                --
December 31, 1998****                                     (.01)               --                --(e)
-----------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
-------------------------------------------------------------------------------------------------------------------------

                                                                                                Total
                                                                                           Investment
                                                                                            Return at       Net Assets,
                                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                                        distributions     End of Period       Value(%)(c)    (in thousands)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2002+                                              $(.28)           $11.71              3.55*         $108,142
December 31, 2001                                              --(e)          11.59              6.64            73,366
December 31, 2000*******                                     (.33)            10.87             11.98*            7,690
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2002+                                              $(.03)            $5.37              4.31*           $4,551
December 31, 2001                                           (2.16)             5.18            (24.00)            4,318
December 31, 2000                                            (.55)             9.27            (44.34)            6,919
December 31, 1999                                              --             17.25            107.08             6,866
December 31, 1998****                                          --              8.33             (2.80)*             111
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2002+                                                $--             $6.57            (15.77)*         $12,680
December 31, 2001                                              --              7.80            (13.91)            9,784
December 31, 2000*********                                     --              9.06             (9.40)*             989
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2002+                                              $(.76)            $8.11              1.28*          $98,629
December 31, 2001                                            (.67)             8.75              3.51            92,828
December 31, 2000                                            (.79)             9.11             (0.07)           68,832
December 31, 1999                                            (.73)             9.90              1.65            23,182
December 31, 1998***                                           --             10.47             (4.38)*           1,963
-------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2002+                                              $(.24)           $10.06             (3.77)*        $177,257
December 31, 2001                                            (.29)            10.69              0.46           156,821
December 31, 2000                                              --             10.94              9.62            94,236
December 31, 1999                                            (.26)             9.98              (.41)           38,566
December 31, 1998****                                        (.09)            10.28              3.69*            1,924
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2002+                                              $(.23)           $12.52             (4.77)*         $25,043
December 31, 2001                                           (1.85)            13.37             (8.58)           24,735
December 31, 2000                                           (2.09)            16.67             (4.87)           18,984
December 31, 1999                                           (1.43)            19.60             11.76             6,617
December 31, 1998****                                          --             18.95              4.35*            1,319
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2002+                                              $(.01)            $8.02            (13.44)*         $79,714
December 31, 2001                                           (3.61)             9.27            (29.76)           92,817
December 31, 2000                                           (4.95)            18.02            (29.75)          103,129
December 31, 1999                                           (1.85)            30.41             64.56            28,909
December 31, 1998****                                          --             20.28             12.48*              823
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2002+                                              $(.44)           $20.92             (9.08)*        $702,853
December 31, 2001                                            (.68)            23.44             (6.39)          709,842
December 31, 2000                                           (2.83)            25.76              7.92           513,216
December 31, 1999                                           (2.45)            26.75              1.47           162,112
December 31, 1998***                                           --             28.75              2.61*            7,583
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2002+                                                $--             $4.16            (21.36)*         $35,110
December 31, 2001                                              --              5.29            (32.09)           44,521
December 31, 2000*******                                       --              7.79            (22.10)*          41,072
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2002+                                                $--             $9.95            (14.96)*        $122,678
December 31, 2001                                              --             11.70            (19.75)          128,067
December 31, 2000                                              --             14.58             38.86           107,991
December 31, 1999                                              --(e)          10.50             (3.90)           20,162
December 31, 1998****                                        (.01)            10.93              9.40*            2,129
-------------------------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IB
-----------------------------------------------------------------------------------------------------------------------

                                                                                     Ratio of Net
                                                                       Ratio of        Investment
                                                                       Expenses      Income(Loss)
                                                                 to Average Net        to Average         Portfolio
Period ended                                                       Assets(%)(d)     Net Assets(%)       Turnover(%)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2002+                                                              .50*             2.01*           123.95(f)*
December 31, 2001                                                           .99(b)           4.12(b)         262.05(f)
December 31, 2000*******                                                    .95(b)*          5.21(b)*        336.72*
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2002+                                                              .71*              .08*            23.50*
December 31, 2001                                                          1.35               .21            100.86
December 31, 2000                                                          1.22              (.19)           149.46
December 31, 1999                                                          1.28              (.64)           145.51
December 31, 1998****                                                       .85*             (.10)*          136.49
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2002+                                                              .68*              .03*           101.83*
December 31, 2001                                                          1.57              (.13)           101.98
December 31, 2000*********                                                 1.22*             (.66)*           89.87*
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2002+                                                              .53*             4.04*            91.92(f)*
December 31, 2001                                                          1.01              8.58            139.13(f)
December 31, 2000                                                           .93              8.45            169.27
December 31, 1999                                                           .93              7.67            117.02
December 31, 1998***                                                        .69*             5.74*           186.80
-----------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2002+                                                              .50*             1.29*            87.37(f)*
December 31, 2001                                                           .98              2.69            334.64(f)
December 31, 2000                                                           .91              3.27            154.53
December 31, 1999                                                           .98              3.00            173.41
December 31, 1998****                                                       .67(b)*          1.74(b)*         99.85*
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2002+                                                              .56*             1.05*            50.84*
December 31, 2001                                                          1.06              2.29            187.96(f)
December 31, 2000                                                           .94              2.60            159.03
December 31, 1999                                                           .92              2.15            149.82
December 31, 1998****                                                       .63*             1.82*           133.80
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2002+                                                              .56*              .32*           120.85*
December 31, 2001                                                          1.04              (.02)           186.11
December 31, 2000                                                           .91              (.43)           170.41
December 31, 1999                                                           .88              (.43)           154.88
December 31, 1998****                                                       .59*             (.34)*          164.56
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2002+                                                              .38*              .64*            22.93*
December 31, 2001                                                           .73              1.22             32.75
December 31, 2000                                                           .65              1.47             55.04
December 31, 1999                                                           .65              1.55             53.68
December 31, 1998***                                                        .49*             1.20*            63.62
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2002+                                                              .56*             (.13)*           25.50*
December 31, 2001                                                          1.07              (.39)            83.13
December 31, 2000*******                                                    .94*             (.39)*           57.60*
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2002+                                                              .53*              .08*            44.06*
December 31, 2001                                                          1.01              (.13)            53.20
December 31, 2000                                                           .94              (.10)            49.10
December 31, 1999                                                           .98              (.01)            82.45
December 31, 1998****                                                       .71(b)*          (.11)(b)*        39.68*
-----------------------------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
----------------------------------------------------------------------------------------------------------------------
                                                                      Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net        Gain(Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period      Income(Loss)       Investments        Operations
----------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2002+                                           $8.06              $.38(a)          $(.57)            $(.19)
December 31, 2001                                         8.97               .88(a)           (.54)              .34
December 31, 2000                                        11.08              1.13(a)          (1.97)             (.84)
December 31, 1999                                        11.70              1.11(a)           (.47)              .64
December 31, 1998****                                    12.99               .79(a)          (2.08)            (1.29)
----------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2002+                                          $12.60              $.33(a)           $.04              $.37
December 31, 2001                                        12.58               .65(a)            .23               .88
December 31, 2000                                        12.51               .81(a)            .11               .92
December 31, 1999                                        13.73               .76(a)          (1.04)             (.28)
December 31, 1998****                                    12.88               .50(a)            .35               .85
----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2002+                                          $12.36              $.09(a)          $(.53)            $(.44)
December 31, 2001                                        17.67               .09(a)          (3.61)            (3.52)
December 31, 2000                                        21.63               .21(a)          (1.97)            (1.76)
December 31, 1999                                        13.51               .05(a)           8.07              8.12
December 31, 1998****                                    13.44              (.04)(a)           .15               .11
----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2002+                                           $9.73              $.09(a)           $.12              $.21
December 31, 2001                                        13.25               .11(a)          (2.79)            (2.68)
December 31, 2000                                        15.22               .13(a)            .08               .21
December 31, 1999                                        12.24               .15(a)           2.83              2.98
December 31, 1998***                                     13.36              (.01)(a)          (.57)             (.58)
----------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2002+                                           $9.75              $.05(a)          $(.18)            $(.13)
December 31, 2001                                        13.67               .02(a)          (3.94)            (3.92)
December 31, 2000                                        23.28              (.13)(a)         (8.44)            (8.57)
December 31, 1999                                        11.48              (.16)(a)         11.96             11.80
December 31, 1998****                                    11.39              (.05)(a)(b)        .14               .09
----------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2002+                                           $9.26              $.01(a)         $(1.44)           $(1.43)
December 31, 2001                                        12.31               .01(a)          (3.06)            (3.05)
December 31, 2000                                        15.13              (.01)(a)         (2.81)            (2.82)
December 31, 1999                                        11.64              (.01)(a)          3.50              3.49
December 31, 1998****                                    10.00               .01(a)(b)        1.64              1.65
----------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2002+                                           $1.00            $.0063               $--            $.0063
December 31, 2001                                         1.00             .0370                --             .0370
December 31, 2000                                         1.00             .0566                --             .0566
December 31, 1999                                         1.00             .0460                --             .0460
December 31, 1998****                                     1.00             .0338(a)             --             .0338
----------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2002+                                          $16.55             $(.04)(a)        $(3.47)           $(3.51)
December 31, 2001                                        29.77              (.08)(a)         (8.72)            (8.80)
December 31, 2000                                        43.44              (.18)(a)        (10.00)           (10.18)
December 31, 1999                                        26.04              (.15)(a)         17.92             17.77
December 31, 1998****                                    23.94              (.05)(a)          2.15              2.10
----------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2002+                                          $13.42              $.06(a)          $(.93)            $(.87)
December 31, 2001                                        13.49               .14(a)            .29               .43
December 31, 2000                                        11.85               .20(a)           2.26              2.46
December 31, 1999                                        12.02               .17(a)           (.13)              .04
December 31, 1998****                                    11.91               .13(a)            .13               .26
----------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IB
-----------------------------------------------------------------------------------------------------
                                                   Less Distributions:

                                                                            From
                                                          From               Net              From
                                                           Net          Realized            Return
                                                    Investment           Gain on                of
Period ended                                            Income       Investments           Capital
-----------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2002+                                           $(.97)              $--               $--
December 31, 2001                                        (1.25)               --                --
December 31, 2000                                        (1.27)               --                --
December 31, 1999                                        (1.26)               --                --
December 31, 1998****                                       --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2002+                                           $(.66)              $--               $--
December 31, 2001                                         (.86)               --                --
December 31, 2000                                         (.85)               --                --
December 31, 1999                                         (.73)             (.21)               --
December 31, 1998****                                       --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2002+                                           $(.09)              $--               $--
December 31, 2001                                         (.04)            (1.75)               --
December 31, 2000                                         (.41)            (1.79)               --
December 31, 1999                                           --                --                --
December 31, 1998****                                     (.03)               --              (.01)
-----------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2002+                                           $(.05)              $--               $--
December 31, 2001                                         (.12)             (.72)               --
December 31, 2000                                         (.68)            (1.50)               --
December 31, 1999                                           --                --                --
December 31, 1998***                                      (.11)             (.37)             (.06)
-----------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2002+                                           $(.06)              $--               $--
December 31, 2001                                           --                --                --
December 31, 2000                                         (.01)            (1.03)               --(e)
December 31, 1999                                           --(e)             --                --
December 31, 1998****                                       --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2002+                                           $(.01)              $--               $--
December 31, 2001                                           --                --                --
December 31, 2000                                           --                --                --
December 31, 1999                                           --                --                --
December 31, 1998****                                     (.01)               --                --(e)
-----------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2002+                                         $(.0063)              $--               $--
December 31, 2001                                       (.0370)               --                --
December 31, 2000                                       (.0566)               --                --
December 31, 1999                                       (.0460)               --                --
December 31, 1998****                                   (.0338)               --                --
-----------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2002+                                             $--               $--               $--
December 31, 2001                                           --             (4.42)               --(e)
December 31, 2000                                           --             (3.49)               --
December 31, 1999                                           --              (.37)               --
December 31, 1998****                                       --                --                --
-----------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2002+                                           $(.11)            $(.38)              $--
December 31, 2001                                         (.13)             (.37)               --
December 31, 2000                                         (.18)             (.64)               --
December 31, 1999                                           --              (.21)               --
December 31, 1998****                                     (.13)             (.02)               --
-----------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
-------------------------------------------------------------------------------------------------------------------------

                                                                                                Total
                                                                                           Investment
                                                                                            Return at       Net Assets,
                                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                                        Distributions     End of Period       Value(%)(c)    (in thousands)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2002+                                              $(.97)            $6.90             (2.96)*         $67,854
December 31, 2001                                           (1.25)             8.06              3.78            64,972
December 31, 2000                                           (1.27)             8.97             (8.51)           38,039
December 31, 1999                                           (1.26)            11.08              5.81            17,646
December 31, 1998****                                          --             11.70             (9.93)*           1,840
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2002+                                              $(.66)           $12.31              3.03*         $184,839
December 31, 2001                                            (.86)            12.60              7.30           144,380
December 31, 2000                                            (.85)            12.58              7.79            55,669
December 31, 1999                                            (.94)            12.51             (2.16)           18,116
December 31, 1998****                                          --             13.73              6.60*            2,288
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2002+                                              $(.09)           $11.83             (3.57)*        $315,923
December 31, 2001                                           (1.79)            12.36            (20.61)          252,647
December 31, 2000                                           (2.20)            17.67             (9.61)          197,754
December 31, 1999                                              --             21.63             60.10            40,448
December 31, 1998****                                        (.04)            13.51               .81*            1,234
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2002+                                              $(.05)            $9.89              2.14*          $51,502
December 31, 2001                                            (.84)             9.73            (20.81)           41,771
December 31, 2000                                           (2.18)            13.25              1.33            36,934
December 31, 1999                                              --             15.22             24.35            10,652
December 31, 1998***                                         (.54)            12.24             (4.24)*             926
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2002+                                              $(.06)            $9.56             (1.35)*        $150,511
December 31, 2001                                              --              9.75            (28.68)          159,227
December 31, 2000                                           (1.04)            13.67            (38.67)          184,660
December 31, 1999                                              --(e)          23.28            102.80            33,554
December 31, 1998****                                          --             11.48               .79*               85
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2002+                                              $(.01)            $7.82            (15.44)*        $218,053
December 31, 2001                                              --              9.26            (24.78)          261,025
December 31, 2000                                              --             12.31            (18.64)          279,598
December 31, 1999                                              --             15.13             29.98           101,795
December 31, 1998****                                        (.01)            11.64             16.54*            2,619
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2002+                                            $(.0063)            $1.00              0.63*         $150,077
December 31, 2001                                          (.0370)             1.00              3.76           154,176
December 31, 2000                                          (.0566)             1.00              5.82           101,820
December 31, 1999                                          (.0460)             1.00              4.66            41,516
December 31, 1998****                                      (.0338)             1.00              3.42*           13,188
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2002+                                                $--            $13.04            (21.21)*        $153,578
December 31, 2001                                           (4.42)            16.55            (30.14)          200,041
December 31, 2000                                           (3.49)            29.77            (26.20)          231,779
December 31, 1999                                            (.37)            43.44             69.10            62,977
December 31, 1998****                                          --             26.04              8.77*            1,359
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2002+                                              $(.49)           $12.06             (6.88)*        $106,805
December 31, 2001                                            (.50)            13.42              3.32            88,543
December 31, 2000                                            (.82)            13.49             22.37            30,806
December 31, 1999                                            (.21)            11.85               .26             9,541
December 31, 1998****                                        (.15)            12.02              2.28*              414
-------------------------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IB
------------------------------------------------------------------------------------------------------------------------

                                                                                      Ratio of Net
                                                                        Ratio of        Investment
                                                                        Expenses      Income(Loss)
                                                                  to Average Net        to Average         Portfolio
Period ended                                                        Assets(%)(d)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2002+                                                               .51*             4.95*            38.38*
December 31, 2001                                                            .98             10.71             81.97
December 31, 2000                                                            .89             11.61             69.05
December 31, 1999                                                            .87             10.01             52.96
December 31, 1998****                                                        .58*             7.63*            52.00
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2002+                                                               .46*             2.63*           137.42(f)*
December 31, 2001                                                            .90              5.26            250.79(f)
December 31, 2000                                                            .82              6.74            238.00
December 31, 1999                                                            .82              6.14            220.90
December 31, 1998****                                                        .56*             4.03*           233.04
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2002+                                                               .61*              .75*            26.37*
December 31, 2001                                                           1.16               .66             69.81
December 31, 2000                                                           1.09              1.13             78.84
December 31, 1999                                                           1.17               .31            107.38
December 31, 1998****                                                        .83*             (.29)*           98.31
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2002+                                                               .62*              .88*            62.53*
December 31, 2001                                                           1.20              1.02            154.29
December 31, 2000                                                           1.12               .97             82.02
December 31, 1999                                                           1.13              1.08             92.27
December 31, 1998***                                                         .84*             (.07)*           62.61
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2002+                                                               .74*              .53*            63.67*
December 31, 2001                                                           1.46               .14            198.97
December 31, 2000                                                           1.36              (.74)           189.71
December 31, 1999                                                           1.56              (.97)           196.53
December 31, 1998****                                                       1.18(b)*          (.44)(b)*       157.72
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2002+                                                               .47*              .08*            73.23*
December 31, 2001                                                            .88               .02             98.05
December 31, 2000                                                            .80              (.06)            76.32
December 31, 1999                                                            .86              (.11)            65.59
December 31, 1998****                                                        .67(b)*           .03(b)*         42.97*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2002+                                                               .38*              .64*               --
December 31, 2001                                                            .67              3.51                --
December 31, 2000                                                            .65              5.81                --
December 31, 1999                                                            .64              4.61                --
December 31, 1998****                                                        .46*             3.18*               --
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2002+                                                               .43*             (.23)*           44.28*
December 31, 2001                                                            .81              (.43)            72.16
December 31, 2000                                                            .72              (.45)            53.64
December 31, 1999                                                            .74              (.47)            71.14
December 31, 1998****                                                        .51*             (.25)*           59.75
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2002+                                                               .50*              .48*            23.53*
December 31, 2001                                                           1.01              1.10             74.80
December 31, 2000                                                            .94              1.65             83.62
December 31, 1999                                                            .95              1.43             98.21
December 31, 1998****                                                        .65*             1.26*           130.96
------------------------------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
----------------------------------------------------------------------------------------------------------------------
                                                                       Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net        Gain(Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period      Income(Loss)       Investments        Operations
----------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2002+                                           $5.99             $(.03)(a)        $(1.24)           $(1.27)
December 31, 2001                                        11.03              (.06)(a)         (4.98)            (5.04)
December 31, 2000                                        22.76              (.10)(a)        (11.40)           (11.50)
December 31, 1999                                        10.08              (.10)(a)(b)      12.84             12.74
December 31, 1998****                                    10.00              (.03)(a)(b)        .11               .08
----------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2002+                                          $10.94              $.02(a)         $(1.63)           $(1.61)
December 31, 2001                                        14.28               .05(a)          (2.72)            (2.67)
December 31, 2000                                        14.67               .05(a)           (.34)             (.29)
December 31, 1999                                        11.90               .02(a)(b)        3.23              3.25
December 31, 1998*****                                   10.00               .02(a)(b)        1.90              1.92
----------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2002+                                          $15.03              $.01(a)           $.44              $.45
December 31, 2001                                        12.79               .04(a)           2.27              2.31
December 31, 2000                                        10.30               .05(a)           2.47              2.52
December 31, 1999******                                  10.00              (.03)(a)           .37               .34
----------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2002+                                           $4.24             $(.02)(a)        $(1.22)           $(1.24)
December 31, 2001                                         6.97              (.06)(a)         (2.67)            (2.73)
December 31, 2000********                                10.00              (.07)(a)         (2.96)            (3.03)
----------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2002+                                          $12.92              $.17(a)         $(2.13)           $(1.96)
December 31, 2001                                        18.09               .33(a)          (4.16)            (3.83)
December 31, 2000                                        16.95               .45(a)           2.26              2.71
December 31, 1999                                        18.19               .47(a)           (.69)             (.22)
December 31, 1998****                                    16.19               .29(a)           1.71              2.00
----------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2002+                                          $11.34             $(.03)(a)        $(2.17)           $(2.20)
December 31, 2001                                        19.60              (.05)(a)         (6.45)            (6.50)
December 31, 2000                                        20.65              (.08)(a)          (.72)             (.80)
December 31, 1999                                        14.73              (.07)(a)          7.62              7.55
December 31, 1998****                                    13.76              (.02)(a)           .99               .97
----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2002+                                          $28.56              $.04(a)         $(4.78)           $(4.74)
December 31, 2001                                        48.64               .13(a)         (10.61)           (10.48)
December 31, 2000                                        66.11               .01(a)          (8.99)            (8.98)
December 31, 1999                                        45.81              (.10)(a)         24.62             24.52
December 31, 1998****                                    41.55              (.01)(a)          4.27              4.26
----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2002+                                           $4.97             $(.03)(a)         $(.91)            $(.94)
December 31, 2001                                         7.18              (.07)(a)         (2.14)            (2.21)
December 31, 2000*********                               10.00              (.07)(a)         (2.75)            (2.82)
----------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IB
------------------------------------------------------------------------------------------------------
                                                     Less Distributions:

                                                                             From
                                                           From               Net              From
                                                            Net          Realized            Return
                                                     Investment           Gain on                of
Period ended                                             Income       Investments           Capital
------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2002+                                              $--               $--               $--
December 31, 2001                                            --                --                --
December 31, 2000                                            --              (.23)               --(e)
December 31, 1999                                            --              (.06)               --
December 31, 1998****                                        --                --                --(e)
------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2002+                                            $(.05)              $--               $--
December 31, 2001                                          (.04)             (.63)               --
December 31, 2000                                            --              (.10)               --
December 31, 1999                                          (.02)             (.46)               --
December 31, 1998*****                                     (.01)             (.01)               --
------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2002+                                            $(.03)            $(.14)              $--
December 31, 2001                                            --(e)           (.07)               --
December 31, 2000                                          (.03)               --                --
December 31, 1999******                                      --              (.03)             (.01)
------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2002+                                              $--               $--               $--
December 31, 2001                                            --                --                --
December 31, 2000********                                    --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2002+                                            $(.37)              $--               $--
December 31, 2001                                          (.49)             (.85)               --
December 31, 2000                                          (.56)            (1.01)               --
December 31, 1999                                          (.50)             (.52)               --
December 31, 1998****                                        --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2002+                                              $--               $--               $--
December 31, 2001                                            --             (1.76)               --(e)
December 31, 2000                                            --              (.25)               --
December 31, 1999                                            --             (1.63)               --
December 31, 1998****                                        --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2002+                                            $(.15)              $--               $--
December 31, 2001                                            --             (9.60)               --
December 31, 2000                                            --(e)          (8.49)               --
December 31, 1999                                          (.05)            (4.17)               --
December 31, 1998****                                        --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2002+                                              $--               $--               $--
December 31, 2001                                            --                --                --
December 31, 2000*********                                   --                --                --
------------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
-------------------------------------------------------------------------------------------------------------------------

                                                                                                Total
                                                                                           Investment
                                                                                            Return at       Net Assets,
                                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                                        distributions     End of Period       Value(%)(c)    (in thousands)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2002+                                                $--             $4.72            (21.20)*         $44,201
December 31, 2001                                              --              5.99            (45.69)           55,209
December 31, 2000                                            (.23)            11.03            (51.09)           74,367
December 31, 1999                                            (.06)            22.76            126.45            24,432
December 31, 1998****                                          --(e)          10.08               .82*              541
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2002+                                              $(.05)            $9.28            (14.76)*        $113,099
December 31, 2001                                            (.67)            10.94            (18.83)          119,888
December 31, 2000                                            (.10)            14.28             (1.98)           88,834
December 31, 1999                                            (.48)            14.67             27.69            26,210
December 31, 1998*****                                       (.02)            11.90             19.19*              255
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2002+                                              $(.17)           $15.31              2.90*         $228,538
December 31, 2001                                            (.07)            15.03             18.13           130,991
December 31, 2000                                            (.03)            12.79             24.44            30,586
December 31, 1999******                                      (.04)            10.30              3.37*            6,384
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2002+                                                $--             $3.00            (29.25)*         $12,258
December 31, 2001                                              --              4.24            (39.17)           15,433
December 31, 2000********                                      --              6.97            (30.30)*          12,473
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2002+                                              $(.37)           $10.59            (15.56)*         $49,416
December 31, 2001                                           (1.34)            12.92            (22.28)           59,284
December 31, 2000                                           (1.57)            18.09             17.45            48,543
December 31, 1999                                           (1.02)            16.95             (0.79)           11,337
December 31, 1998****                                          --             18.19             12.35*            1,799
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2002+                                                $--             $9.14            (19.40)*        $233,981
December 31, 2001                                           (1.76)            11.34            (33.50)          293,140
December 31, 2000                                            (.25)            19.60             (4.09)          297.024
December 31, 1999                                           (1.63)            20.65             52.59            37,506
December 31, 1998****                                          --             14.73              7.05*              851
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2002+                                              $(.15)           $23.67            (16.67)*        $416,623
December 31, 2001                                           (9.60)            28.56            (22.41)          481,526
December 31, 2000                                           (8.49)            48.64            (16.54)          485,116
December 31, 1999                                           (4.22)            66.11             58.01           155,889
December 31, 1998****                                          --             45.81             10.25*            4,332
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2002+                                                $--             $4.03            (18.91)*         $15,053
December 31, 2001                                              --              4.97            (30.78)           13,245
December 31, 2000*********                                     --              7.18            (28.20)*           1,921
-------------------------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST

Financial Highlights (Continued)
CLASS IB
---------------------------------------------------------------------------------------------------------------------

                                                                                      Ratio of Net
                                                                        Ratio of        Investment
                                                                        Expenses      Income(Loss)
                                                                  to Average Net        to Average         Portfolio
Period ended                                                        Assets(%)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2002+                                                               .56*             (.50)*           34.89*
December 31, 2001                                                           1.07              (.86)           116.66
December 31, 2000                                                            .96              (.59)            88.63
December 31, 1999                                                           1.05(b)           (.68)(b)        127.98
December 31, 1998****                                                        .71(b)*          (.42)(b)*        59.93*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2002+                                                               .51*              .15*            78.67*
December 31, 2001                                                            .96               .46            146.42
December 31, 2000                                                            .93               .35            161.52
December 31, 1999                                                           1.00(b)            .13(b)         169.16
December 31, 1998*****                                                       .25(b)*           .15(b)*         19.76*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2002+                                                               .57*              .06*            19.35*
December 31, 2001                                                           1.16               .33             36.65
December 31, 2000                                                           1.25               .44             34.05
December 31, 1999******                                                     1.39*             (.31)*           48.24*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2002+                                                               .79*             (.61)*           52.82*
December 31, 2001                                                           1.67             (1.34)           280.37
December 31, 2000********                                                   1.12*             (.89)*          150.70*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2002+                                                               .51*             1.39*            25.00*
December 31, 2001                                                            .95              2.23             93.13
December 31, 2000                                                            .87              2.68             28.88
December 31, 1999                                                            .86              2.77             26.16
December 31, 1998****                                                        .59*             1.98*            24.77
---------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2002+                                                               .48*             (.28)*           44.76*
December 31, 2001                                                            .89              (.39)           112.81
December 31, 2000                                                            .82              (.36)           104.60
December 31, 1999                                                            .90              (.42)           133.32
December 31, 1998****                                                        .62*             (.18)*          116.48
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2002+                                                               .42*              .13*            52.37*
December 31, 2001                                                            .79               .39            105.03
December 31, 2000                                                            .71               .02             92.54
December 31, 1999                                                            .72              (.21)            85.13
December 31, 1998****                                                        .49*             (.04)*           62.99
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2002+                                                               .82*             (.64)*           62.35*
December 31, 2001                                                           1.84             (1.34)           109.55
December 31, 2000*********                                                   .89*             (.67)*           28.20*
---------------------------------------------------------------------------------------------------------------------

See page 218 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Notes to Financial Highlights

+         Unaudited.
*         Not annualized.
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
*** For the period April 6, 1998 (commencement of operations) to December 31, 1998.
**** For the period April 30, 1998 (commencement of operations) to December 31, 1998.
***** For the period September 30, 1998 (commencement of operations) to December 31, 1998.
****** For the period April 30, 1999 (commencement of operations) to December 31, 1999.
******* For the period February 1, 2000 (commencement of operations) to December 31, 2000.
******** For the period June 14, 2000 (commencement of operations) to December 31, 2000.
********* For the period September 29, 2000 (commencement of operations) to
          December 31, 2000.
(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(b) Reflects an expense limitation in effect during the period. As a result of such limitation, the expenses of the following funds reflect a reduction of the following amounts based on average net assets.


                                                                     12/31/00          12/31/99        12/31/98         12/31/97
                                                                     --------          --------        --------         --------
          Putnam VT American Government Income Fund Class IA            0.19%
          Putnam VT American Government Income Fund Class IB            0.19%
          Putnam VT The George Putnam Fund of Boston Class IA                                             0.28%
          Putnam VT The George Putnam Fund of Boston Class IB                                             0.28%
          Putnam VT Health Sciences Fund Class IA                                                         0.07%
          Putnam VT Health Sciences Fund Class IB                                                         0.07%
          Putnam VT International Growth Fund Class IA                                                                     0.10%
          Putnam VT International New Opportunities Fund Class IA                                         0.02%            0.28%
          Putnam VT International New Opportunities Fund Class IB                                         0.02%
          Putnam VT Investors Fund Class IA                                                               0.02%
          Putnam VT Investors Fund Class IB                                                               0.02%
          Putnam VT OTC & Emerging Growth Fund Class IA                                   0.53%           0.71%
          Putnam VT OTC & Emerging Growth Fund Class IB                                   0.53%           0.71%
          Putnam VT Research Fund Class IA                                                0.54%           0.24%
          Putnam VT Research Fund Class IB                                                0.54%           0.24%

(c)       Total return assumes dividend reinvestment.
(d)       Includes amounts paid through expense offset and brokerage service arrangements. (Note 2).
(e)       Amount represents less than $0.01 per share.
(f)       Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2002 (Unaudited)

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund, Putnam VT Technology Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) each of which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-seven funds: Putnam VT American Government Income Fund, Putnam VT Asia Pacific Growth Fund, Putnam VT Capital Appreciation Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Technology Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund and Putnam VT Voyager Fund II.

Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee.

Expenses of each fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. For foreign investments, if trading or events occurring in other markets after the close of the principle exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. See sections F, G, H, I, J and K with respect to the valuation of forward currency contracts, futures and options contracts, swap contracts, and TBA purchase and sale commitments.

The valuation of Putnam VT Money Market Fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Each fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the Trust's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the security received.

For all funds other than Putnam VT Money Market Fund, all premiums/discounts are amortized/accreted on a yield-to-maturity basis.

For Putnam VT Money Market Fund, premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

E) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The Trust does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts Each fund, except for Putnam VT Money Market Fund, may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts Each fund, except for Putnam VT Money Market Fund, may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The same funds may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Equity swap contracts Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT International New Opportunities Fund and Putnam VT International Growth Fund may engage in equity swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets each fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

I) Interest rate swap contracts Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund and Putnam VT High Yield Fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Each fund may enter into interest rate swap agreements to manage the funds exposure to interest rates. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

J) TBA purchase commitments Each fund, except for Putnam VT Money Market Fund, may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) TBA sale commitments Each fund, except for Putnam VT Money Market Fund, may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

L) Security lending Each fund, except for Putnam VT American Government Income Fund, Putnam VT International Growth and Income Fund, and Putnam VT Money Market Fund, may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2002, the value of securities loaned, which is pooled with collateral from other Putnam funds into 32 (except for Putnam VT Utilities Growth and Income Fund which is invested in 33) issuers of high-grade short-term investments amounted to the following:

                                         Loaned Amount      Cash Collateral
---------------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund                                 $1,886,935           $1,973,762
Putnam VT Capital
Appreciation Fund                              115,588              121,894
Putnam VT Diversified
Income Fund                                      9,626               10,149
Putnam VT The George Putnam
Fund of Boston                               2,112,252            2,218,260
Putnam VT Global Asset
Allocation Fund                              7,479,576            7,907,284
Putnam VT Global Growth Fund                23,189,343           24,383,010
Putnam VT Growth and
Income Fund                                 20,227,311           22,233,690
Putnam VT Health Sciences Fund               4,824,915            4,985,896
Putnam VT High Yield Fund                       46,796               49,347
Putnam VT Income Fund                            2,403                2,533
Putnam VT International
Growth Fund                                 18,210,740           18,960,864
Putnam VT International New
Opportunities Fund                          14,619,505           15,327,366
Putnam VT Investors Fund                     4,253,405            4,469,003
Putnam VT New Value Fund                     6,545,994            6,985,168
Putnam VT Research Fund                        304,279              358,820
Putnam VT Small Cap Value Fund              29,240,206           31,931,766
Putnam VT Technology Fund                      426,410              453,648
Putnam VT Utilities Growth and
Income Fund                                  9,301,700            9,806,360
Putnam VT Vista Fund                        13,472,710           13,930,828
Putnam VT Voyager Fund                      35,544,455           36,762,710
---------------------------------------------------------------------------

M) Line of credit Each fund, except for Putnam VT Money Market Fund and Putnam VT American Government Income Fund, has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended June 30, 2002, the funds had no borrowings against the line of credit.

N) Federal income taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2001, the following funds had capital loss carryovers, which will expire on the following dates:

                                        Loss Carryover      Expiration Date
---------------------------------------------------------------------------
Putnam VT American
Government Income
Fund                                          $222,000    December 31, 2009
Putnam VT Asia Pacific
Growth Fund                                 31,983,000    December 31, 2009
Putnam VT Capital
Appreciation Fund                               78,000    December 31, 2008
                                             1,722,000    December 31, 2009
Putnam VT Diversified
Income Fund                                 16,535,000    December 31, 2006
                                            29,254,000    December 31, 2007
                                            17,509,000    December 31, 2008
                                            35,410,000    December 31, 2009
Putnam VT The George
Putnam Fund of Boston                        7,088,000    December 31, 2008
Putnam VT Global Asset
Allocation Fund                             37,482,000    December 31, 2009
Putnam VT Global
Growth Fund                                766,368,000    December 31, 2009
Putnam VT Growth
Opportunities Fund                           9,529,000    December 31, 2008
                                            61,617,000    December 31, 2009
Putnam VT Health
Sciences Fund                                1,006,000    December 31, 2006
                                            15,598,000    December 31, 2007
                                            13,938,000    December 31, 2009
Putnam VT High Yield Fund                   16,523,000    December 31, 2006
                                            60,940,000    December 31, 2007
                                            69,811,000    December 31, 2008
                                            88,127,000    December 31, 2009
Putnam VT Income Fund                       11,074,000    December 31, 2007
                                            27,780,000    December 31, 2008
Putnam VT International
Growth Fund                                 86,447,000    December 31, 2009
Putnam VT International
Growth and Income
Fund                                        65,631,000    December 31, 2009
Putnam VT International
New Opportunities
Fund                                        72,898,000    December 31, 2008
                                           135,535,000    December 31, 2009
Putnam VT Investors Fund                     7,569,000    December 31, 2006
                                             7,090,000    December 31, 2007
                                           120,474,000    December 31, 2008
                                           245,199,000    December 31, 2009
Putnam VT New
Opportunities Fund                         879,654,000    December 31, 2009
Putnam VT OTC &
Emerging Growth Fund                       131,657,000    December 31, 2008
                                           207,253,000    December 31, 2009
Putnam VT Research Fund                     62,410,000    December 31, 2009
Putnam VT Technology
Fund                                         1,302,000    December 31, 2008
                                            22,326,000    December 31, 2009
Putnam VT Utilities
Growth and Income
Fund                                        38,340,000    December 31, 2009
Putnam VT Vista Fund                       363,129,000    December 31, 2009
Putnam VT Voyager Fund                     539,960,000    December 31, 2009
Putnam VT Voyager
Fund II                                         73,000    December 31, 2008
                                             3,127,000    December 31, 2009
---------------------------------------------------------------------------

These capital loss carryovers, available to the extent allowed by tax law, may be used to offset future capital gains, if any.

O) Distributions to shareholders For Putnam VT Money Market Fund, income dividends are recorded daily by the fund and are paid monthly to shareholders. For all other funds, distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

P) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Q) Beneficial interest At June 30, 2002, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 26% to 96% of each fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the funds. The following summarizes the management fee rates in effect at June 30, 2002:

                                                  Rate
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                0.80% of the first $500 million of average net assets,
Putnam VT Global Growth Fund                      0.70% of the next $500 million,
Putnam VT International Growth Fund               0.65% of the next $500 million,
Putnam VT International Growth and Income Fund    0.60% of the next $5 billion,
Putnam VT Small Cap Value Fund                    0.575% of the next $5 billion,
                                                  0.555% of the next $5 billion,
                                                  0.54% of the next $5 billion,
                                                  and 0.53% thereafter.
.........................................................................................................
Putnam VT Money Market Fund                       0.45% of first $500 million of average net assets,
                                                  0.35% of the next $500 million,
                                                  0.30% of the next $500 million,
                                                  0.25% of the next $5 billion,
                                                  0.225% of the next $5 billion,
                                                  0.205% of the next $5 billion,
                                                  0.19% of the next $5 billion,
                                                  and 0.18% thereafter.
.........................................................................................................
Putnam VT The George Putnam Fund of Boston        0.65% of first $500 million of average net assets,
Putnam VT Growth and Income Fund                  0.55% of the next $500 million,
Putnam VT Income Fund                             0.50% of the next $500 million,
Putnam VT Investors Fund                          0.45% of the next $5 billion,
Putnam VT Research Fund                           0.425% of the next $5 billion,
Putnam VT Vista Fund                              0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  and 0.38% thereafter.
.........................................................................................................
Putnam VT Diversified Income Fund                 0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund            0.60% of the next $500 million,
Putnam VT Health Sciences Fund                    0.55% of the next $500 million,
Putnam VT High Yield Fund                         0.50% of the next $5 billion,
Putnam VT New Opportunities Fund                  0.475% of the next $5 billion,
Putnam VT New Value Fund                          0.455% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund              0.44% of the next $5 billion,
Putnam VT Utilities Growth and Income Fund        and 0.43% thereafter.
Putnam VT Voyager Fund
.........................................................................................................
Putnam VT International New Opportunities Fund    1.00% of the first $500 million of average net assets,
Putnam VT Technology Fund                         0.90% of the next $500 million,
                                                  0.85% of the next $500 million,
                                                  0.80% of the next $5 billion,
                                                  0.775% of the next $5 billion,
                                                  0.755% of the next $5 billion,
                                                  0.74% of the next $5 billion,
                                                  and 0.73% thereafter.
.........................................................................................................
Putnam VT American Government Income Fund         0.65% of the first $500 million of average net assets,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $500 million,
                                                  0.45% of the next $5 billion,
                                                  0.425% of the next $5 billion,
                                                  0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $5 billion,
                                                  0.37% of the next $5 billion,
                                                  0.36% of the next $5 billion,
                                                  0.35% of the next $5 billion,
                                                  and 0.34% of any excess thereafter.
.........................................................................................................
Putnam VT Growth Opportunities Fund               0.70% of the first $500 million of average net assets,
                                                  0.60% of the next $500 million,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $5 billion,
                                                  0.475% of the next $5 billion,
                                                  0.455% of the next $5 billion,
                                                  0.44% of the next $5 billion,
                                                  0.43% of the next $5 billion,
                                                  and 0.42% of any excess thereafter
.........................................................................................................
Putnam VT Capital Appreciation Fund               0.65% of the first $500 million of average net assets,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $500 million,
                                                  0.45% of the next $5 billion,
                                                  0.425% of the next $5 billion,
                                                  0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $5 billion,
                                                  0.37% of the next $5 billion,
                                                  0.36% of the next $5 billion,
                                                  0.35% of the next $5 billion,
                                                  0.34% of the next $5 billion,
                                                  0.33% of the next $8.5 billion,
                                                  and 0.32% of any excess thereafter.
.........................................................................................................
Putnam VT Voyager Fund II                         0.70% of the first $500 million of average net assets,
                                                  0.60% of the next $500 million,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $5 billion,
                                                  0.475% of the next $5 billion,
                                                  0.455% of the next $5 billion,
                                                  0.44% of the next $5 billion,
                                                  0.43% of the next $5 billion,
                                                  0.42% of the next $5 billion,
                                                  0.41% of the next $5 billion,
                                                  0.40% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $8.5 billion,
                                                  and 0.37% of any excess thereafter.
.........................................................................................................

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the trust and their staff who provide administrative services to the Trust or funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT American Government Income Fund, Putnam VT Asia Pacific Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT Investors Fund, Putnam VT Technology Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Vista Fund to the extent permitted by each fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At June 30, 2002, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

The funds have entered into an arrangement with PFTC whereby the credits realized as a result of uninvested cash balances are used to reduce a portion of the funds' expenses. The funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2002, the funds' expenses were reduced by the following amounts:

Putnam VT American Government Income Fund                $22,925
Putnam VT Asia Pacific Growth Fund                        49,444
Putnam VT Capital Appreciation Fund                        1,979
Putnam VT Diversified Income Fund                         20,712
Putnam VT The George Putnam Fund of Boston                65,501
Putnam VT Global Asset Allocation Fund                   126,526
Putnam VT Global Growth Fund                             455,832
Putnam VT Growth and Income Fund                         199,615
Putnam VT Growth Opportunities Fund                           --
Putnam VT Health Sciences Fund                            46,478
Putnam VT High Yield Fund                                  5,972
Putnam VT Income Fund                                     44,277
Putnam VT International Growth Fund                      238,651
Putnam VT International Growth and Income Fund           163,205
Putnam VT International New Opportunities Fund           178,090
Putnam VT Investors Fund                                  58,212
Putnam VT Money Market Fund                                1,848
Putnam VT New Opportunities Fund                         103,735
Putnam VT New Value Fund                                  61,299
Putnam VT OTC & Emerging Growth Fund                       4,166
Putnam VT Research Fund                                   40,658
Putnam VT Small Cap Value Fund                            10,457
Putnam VT Technology Fund                                  1,195
Putnam VT Utilities Growth and Income Fund                94,974
Putnam VT Vista Fund                                      77,152
Putnam VT Voyager Fund                                   547,023
Putnam VT Voyager Fund II                                  3,881

Each independent Trustee of the fund receives an annual Trustee fee, of which $31,667 has been allocated to the Trust, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted a distribution plan (the "Plan") with respect to its class IB shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets. The Trustees have approved payment by each fund to an annual rate of 0.25% of the average net assets of class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2002, cost of purchases and proceeds from sales of investment securities (other than short-term investments) were as follows:


                                                                      U.S. Government
                                                                         Obligations                    Other Securities
---------------------------------------------------------------------------------------------------------------------------------
                                                               Purchases              Sales          Purchases              Sales
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                   $760,596,212       $760,851,563       $275,073,404       $266,481,576
Putnam VT Asia Pacific Growth Fund                                    --                 --         15,466,443         16,940,910
Putnam VT Capital Appreciation Fund                                   --                 --         33,870,715         23,813,877
Putnam VT Diversified Income Fund                            321,933,992        330,331,343        279,149,755        276,816,043
Putnam VT The George Putnam Fund of Boston                   360,900,142        343,631,916        385,481,130        351,382,401
Putnam VT Global Asset Allocation Fund                         3,880,100          3,880,745        262,213,280        334,633,258
Putnam VT Global Growth Fund                                          --                 --      1,322,558,394      1,436,593,078
Putnam VT Growth and Income Fund                                      --                 --      1,726,282,848      2,052,122,252
Putnam VT Growth Opportunities Fund                                   --                 --         22,439,951         24,168,465
Putnam VT Health Sciences Fund                                        --                 --        201,219,637        194,642,257
Putnam VT High Yield Fund                                        129,012             80,000        268,400,056        251,735,183
Putnam VT Income Fund                                      2,073,961,990      2,040,260,160        761,158,393        785,747,639
Putnam VT International Growth Fund                                   --                 --        248,054,536        201,629,595
Putnam VT International Growth and Income Fund                        --                 --        198,038,624        194,037,185
Putnam VT International New Opportunities Fund                        --                 --        181,104,927        198,406,687
Putnam VT Investors Fund                                              --                 --        562,130,475        620,933,449
Putnam VT New Opportunities Fund                                      --                 --      1,253,616,656      1,485,332,300
Putnam VT New Value Fund                                              --                 --        210,534,429        132,203,431
Putnam VT OTC & Emerging Growth Fund                                  --                 --         49,973,373         58,238,516
Putnam VT Research Fund                                               --                 --        240,902,703        236,905,131
Putnam VT Small Cap Value Fund                                        --                 --        285,414,894         88,770,846
Putnam VT Technology Fund                                             --                 --         14,666,458         14,633,134
Putnam VT Utilities Growth and Income Fund                            --                 --        153,571,676        206,112,294
Putnam VT Vista Fund                                                  --                 --        292,954,824        323,012,637
Putnam VT Voyager Fund                                                --                 --      2,499,170,412      2,921,729,204
Putnam VT Voyager Fund II                                             --                 --         17,211,330         13,562,383




Putnam VT Money Market Fund: Cost of purchases and proceeds from sales
(including maturities) of investment securities (all short-term obligations) aggregated $8,201,291,268 and $8,304,925,000, respectively.

Written option transactions during the period are summarized as follows:

Putnam VT Capital Appreciation Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                    48,400             28,982
Options exercised                                                 (2,400)            (6,128)
Options expired                                                   (9,500)            (3,230)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                      36,500            $19,624
--------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                        30             10,222
Options exercised                                                     --                 --
Options expired                                                       --                 --
Options closed                                                       (30)           (10,222)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                          --                $--
--------------------------------------------------------------------------------------------

Putnam VT The George Putnam Fund of Boston
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                 1,502,600            149,823
Options exercised                                                     --                 --
Options expired                                                       --                 --
Options closed                                                  (875,000)           (78,044)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                     627,600            $71,779
--------------------------------------------------------------------------------------------

Putnam VT Global Asset Allocation Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                 1,500,207            262,969
Options expired                                                       --                 --
Options closed                                                      (207)           (68,121)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                   1,500,000           $194,848
--------------------------------------------------------------------------------------------

Putnam VT Growth Opportunities Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                    39,113             47,658
Options expired                                                  (23,303)           (31,351)
Options closed                                                        --                 --
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                      15,810           $ 16,307
--------------------------------------------------------------------------------------------

Putnam VT High Yield Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period             5,000,000           $898,100
Options opened                                                        --                 --
Options expired                                                       --                 --
Options closed                                                (5,000,000)          (898,100)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                          --                $--
--------------------------------------------------------------------------------------------

Putnam VT Income Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                 7,055,000            534,866
Options exercised                                                     --                 --
Options expired                                                       --                 --
Options closed                                                (4,320,000)          (385,289)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                   2,735,000           $149,577
--------------------------------------------------------------------------------------------

Putnam VT International Growth Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                    22,400              9,212
Options expired                                                  (22,400)            (9,212)
Options closed                                                        --                 --
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                          --                $--
--------------------------------------------------------------------------------------------

Putnam VT Investors Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                   363,238            306,814
Options exercised                                                (11,931)           (17,793)
Options expired                                                 (262,038)          (218,402)
Options closed                                                   (68,500)           (44,100)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                      20,769            $26,519
--------------------------------------------------------------------------------------------

Putnam VT New Opportunities Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                   589,576          1,042,550
Options exercised                                                     --                 --
Options expired                                                 (230,881)          (320,474)
Options closed                                                  (170,001)          (369,538)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                     188,694           $352,538
--------------------------------------------------------------------------------------------

Putnam VT OTC & Emerging Growth Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                     8,950             26,582
Options expired                                                       --                 --
Options closed                                                        --                 --
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                       8,950            $26,582
--------------------------------------------------------------------------------------------

Putnam VT Research Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                    12,750              7,731
Options expired                                                   (5,600)            (3,528)
Options closed                                                    (7,150)            (4,203)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                          --                $--
--------------------------------------------------------------------------------------------

Putnam VT Vista Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                    90,680            112,461
Options expired                                                       --                 --
Options closed                                                        --                 --
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                      90,680           $112,461
--------------------------------------------------------------------------------------------

Putnam VT Voyager Fund
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                 1,159,076          1,498,669
Options expired                                                 (407,775)          (550,137)
Options closed                                                  (489,474)          (617,868)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                     261,827           $330,664
--------------------------------------------------------------------------------------------

Putnam VT Voyager Fund II
--------------------------------------------------------------------------------------------
                                                        Contract Amounts  Premiums Received
--------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                    --                $--
Options opened                                                     2.274              4,160
Options expired                                                     (392)              (537)
Options closed                                                    (1,052)            (1,158)
--------------------------------------------------------------------------------------------
Written options outstanding at end of period                         830             $2,465
--------------------------------------------------------------------------------------------



NOTE 4
CAPITAL SHARES

At June 30, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
Shares sold                                                    3,940,961        $46,177,261         12,980,682       $147,695,704
Shares issued in connection with
reinvestment of distributions                                    314,054          3,570,784                971             10,809
...................................................................................................................................
                                                               4,255,015         49,748,045         12,981,653        147,706,513
Shares repurchased                                            (1,225,801)       (14,248,359)        (2,889,892)       (32,737,837)
...................................................................................................................................
Net increase                                                   3,029,214        $35,499,686         10,091,761       $114,968,676
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                                    6,522,297        $34,746,765         51,372,148       $335,576,147
Shares issued in connection with
reinvestment of distributions                                    106,533            567,821          3,754,336         22,676,190
...................................................................................................................................
                                                               6,628,830         35,314,586         55,126,484        358,252,337
Shares repurchased                                            (7,168,569)       (38,067,525)       (54,425,193)      (357,983,911)
...................................................................................................................................
Net increase (decrease)                                         (539,739)       $(2,752,939)           701,291           $268,426
...................................................................................................................................
Putnam VT Capital Appreciation Fund
Shares sold                                                    1,108,192         $8,265,259          1,460,588        $11,814,157
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                               1,108,192          8,265,259          1,460,588         11,814,157
Shares repurchased                                              (576,766)        (4,197,099)          (303,230)        (2,323,365)
...................................................................................................................................
Net increase                                                     531,426         $4,068,160          1,157,358         $9,490,792
...................................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                                    2,291,370        $19,224,773          1,860,849        $17,002,170
Shares issued in connection with
reinvestment of distributions                                  5,097,838         41,802,270          4,542,666         39,521,197
...................................................................................................................................
                                                               7,389,208         61,027,043          6,403,515         56,523,367
Shares repurchased                                            (4,530,949)       (38,868,134)        (9,331,691)       (82,541,567)
...................................................................................................................................
Net increase (decrease)                                        2,858,259        $22,158,909         (2,928,176)      $(26,018,200)
...................................................................................................................................
Putnam VT The George Putnam Fund of Boston
Shares sold                                                    4,496,785        $47,589,566          8,609,614        $91,976,642
Shares issued in connection with
reinvestment of distributions                                    916,237          9,776,247            855,961          8,953,349
...................................................................................................................................
                                                               5,413,022         57,365,813          9,465,575        100,929,991
Shares repurchased                                              (448,150)        (4,683,317)        (1,219,975)       (12,955,558)
...................................................................................................................................
Net increase                                                   4,964,872        $52,682,496          8,245,600        $87,974,433
...................................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                      171,681         $2,252,311            346,018         $4,703,859
Shares issued in connection with
reinvestment of distributions                                    821,341         10,948,479          6,562,771         86,694,210
...................................................................................................................................
                                                                 993,022         13,200,790          6,908,789         91,398,069
Shares repurchased                                            (4,196,543)       (55,109,098)       (10,123,947)      (141,066,363)
...................................................................................................................................
Net decrease                                                  (3,203,521)      $(41,908,308)        (3,215,158)      $(49,668,294)
...................................................................................................................................
Putnam VT Global Growth Fund
Shares sold                                                      434,638         $3,834,307          4,473,613        $48,945,691
Shares issued in connection with
reinvestment of distributions                                    323,900          2,902,141         38,199,459        380,084,619
...................................................................................................................................
                                                                 758,538          6,736,448         42,673,072        429,030,310
Shares repurchased                                           (14,852,683)      (129,742,056)       (32,263,881)      (351,564,283)
...................................................................................................................................
Net increase (decrease)                                      (14,094,145)     $(123,005,608)        10,409,191        $77,466,027
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
Shares sold                                                    1,162,599        $26,771,050          5,710,671       $140,154,311
Shares issued in connection with
reinvestment of distributions                                  6,112,795        144,934,380          9,661,577        229,752,298
...................................................................................................................................
                                                               7,275,394        171,705,430         15,372,248        369,906,609
Shares repurchased                                           (21,904,827)      (496,567,790)       (44,644,589)    (1,067,479,417)
...................................................................................................................................
Net decrease                                                 (14,629,433)     $(324,862,360)       (29,272,341)     $(697,572,808)
...................................................................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                                      817,321         $4,111,498          3,407,707        $22,466,349
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                                 817,321          4,111,498          3,407,707         22,466,349
Shares repurchased                                            (1,679,119)        (7,957,712)        (2,807,723)       (16,650,213)
...................................................................................................................................
Net increase (decrease)                                         (861,798)       $(3,846,214)           599,984         $5,816,136
...................................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                                      549,435         $6,257,348          2,571,574        $31,349,161
Shares issued in connection with
reinvestment of distributions                                     17,570            201,698             16,445            185,990
...................................................................................................................................
                                                                 567,005          6,459,046          2,588,019         31,535,151
Shares repurchased                                            (2,900,855)       (31,671,508)        (7,492,011)       (89,719,326)
...................................................................................................................................
Net decrease                                                  (2,333,850)      $(25,212,462)        (4,903,992)      $(58,184,175)
...................................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                    2,742,471        $21,971,373         11,365,542        $96,108,618
Shares issued in connection with
reinvestment of distributions                                 10,555,450         76,527,015         12,037,784         97,385,674
...................................................................................................................................
                                                              13,297,921         98,498,388         22,403,326        193,494,292
Shares repurchased                                           (10,395,749)       (78,943,837)       (22,272,120)      (185,862,716)
...................................................................................................................................
Net increase                                                   2,902,172        $19,554,551          1,131,206         $7,631,576
...................................................................................................................................
Putnam VT Income Fund
Shares sold                                                    2,276,533        $28,389,612          9,170,570       $116,004,826
Shares issued in connection with
reinvestment of distributions                                  3,802,210         45,778,607          4,639,436         56,276,353
...................................................................................................................................
                                                               6,078,743         74,168,219         13,810,006        172,281,179
Shares repurchased                                            (4,853,634)       (60,498,659)        (8,195,820)      (102,479,918)
...................................................................................................................................
Net increase                                                   1,225,109        $13,669,560          5,614,186        $69,801,261
...................................................................................................................................
Putnam VT International Growth Fund
Shares sold                                                    3,438,500        $41,804,536         18,131,059       $263,584,498
Shares issued in connection with
reinvestment of distributions                                    381,548          4,719,741          5,301,172         70,770,656
...................................................................................................................................
                                                               3,820,048         46,524,277         23,432,231        334,355,154
Shares repurchased                                            (5,366,616)       (65,392,991)       (20,761,193)      (295,868,554)
...................................................................................................................................
Net increase (decrease)                                       (1,546,568)      $(18,868,714)         2,671,038        $38,486,600
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
Shares sold                                                    1,497,240        $14,689,734          7,607,808        $85,635,447
Shares issued in connection with
reinvestment of distributions                                    181,470          1,800,180          2,288,803         24,444,418
...................................................................................................................................
                                                               1,678,710         16,489,914          9,896,611        110,079,865
Shares repurchased                                            (2,768,024)       (27,108,286)       (11,560,295)      (126,616,826)
...................................................................................................................................
Net decrease                                                  (1,089,314)      $(10,618,372)        (1,663,684)      $(16,536,961)
...................................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                    1,820,345        $17,600,183         21,289,410       $241,252,603
Shares issued in connection with
reinvestment of distributions                                    115,218          1,121,065                 --                 --
...................................................................................................................................
                                                               1,935,563         18,721,248         21,289,410        241,252,603
Shares repurchased                                            (3,475,482)       (33,685,162)       (25,564,188)      (287,406,580)
...................................................................................................................................
Net decrease                                                  (1,539,919)      $(14,963,914)        (4,274,778)      $(46,153,977)
...................................................................................................................................
Putnam VT Investors Fund
Shares sold                                                      537,301         $4,722,034          2,685,939        $27,484,116
Shares issued in connection with
reinvestment of distributions                                    223,032          1,991,678             64,073            631,760
...................................................................................................................................
                                                                 760,333          6,713,712          2,750,012         28,115,876
Shares repurchased                                            (7,348,936)       (62,986,046)       (11,831,665)      (116,116,342)
...................................................................................................................................
Net decrease                                                  (6,588,603)      $(56,272,334)        (9,081,653)      $(88,000,466)
...................................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                                           --       $148,938,900                 --     $1,360,725,013
Shares issued in connection with
reinvestment of distributions                                         --          6,127,402                 --         30,910,790
...................................................................................................................................
                                                                      --        155,066,302                 --      1,391,635,803
Shares repurchased                                                    --       (247,038,523)                --     (1,135,393,453)
...................................................................................................................................
Net increase (decrease)                                               --       $(91,972,221)                --       $256,242,350
...................................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                    2,097,052        $32,890,441          6,652,468       $135,837,844
Shares issued in connection with
reinvestment of distributions                                         --                 --         41,169,078        712,636,733
...................................................................................................................................
                                                               2,097,052         32,890,441         47,821,546        848,474,577
Shares repurchased                                           (19,203,877)      (289,997,615)       (31,403,315)      (590,391,834)
...................................................................................................................................
Net increase (decrease)                                      (17,106,825)     $(257,107,174)        16,418,231       $258,082,743
...................................................................................................................................
Putnam VT New Value Fund
Shares sold                                                    4,623,973        $61,648,804         13,237,005       $179,444,258
Shares issued in connection with
reinvestment of distributions                                  1,335,043         17,956,327            992,613         12,993,306
...................................................................................................................................
                                                               5,959,016         79,605,131         14,229,618        192,437,564
Shares repurchased                                            (1,551,148)       (19,775,349)        (2,796,229)       (35,919,095)
...................................................................................................................................
Net increase                                                   4,407,868        $59,829,782         11,433,389       $156,518,469
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                    1,574,568         $8,947,397         18,471,382       $132,815,890
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                               1,574,568          8,947,397         18,471,382        132,815,890
Shares repurchased                                            (3,481,143)       (19,240,491)       (20,386,698)      (145,347,984)
...................................................................................................................................
Net decrease                                                  (1,906,575)      $(10,293,094)        (1,915,316)      $(12,532,094)
...................................................................................................................................
Putnam VT Research Fund
Shares sold                                                      628,216         $6,678,310          2,965,941        $36,745,033
Shares issued in connection with
reinvestment of distributions                                    118,038          1,275,993            981,788         11,015,661
...................................................................................................................................
                                                                 746,254          7,954,303          3,947,729         47,760,694
Shares repurchased                                            (1,596,239)       (16,180,193)        (1,526,890)       (17,029,512)
...................................................................................................................................
Net increase (decrease)                                         (849,985)       $(8,225,890)         2,420,839        $30,731,182
...................................................................................................................................
Putnam VT Small Cap Value Fund
Shares sold                                                    9,043,589       $144,793,962         14,021,027       $197,045,613
Shares issued in connection with
reinvestment of distributions                                    200,040          3,254,689             40,412            522,118
...................................................................................................................................
                                                               9,243,629        148,048,651         14,061,439        197,567,731
Shares repurchased                                            (2,258,634)       (35,209,843)        (3,372,557)       (44,849,986)
...................................................................................................................................
Net increase                                                   6,984,995       $112,838,808         10,688,882       $152,717,745
...................................................................................................................................
Putnam VT Technology Fund
Shares sold                                                    2,093,487         $8,935,694          7,407,113        $38,939,366
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                               2,093,487          8,935,694          7,407,113         38,939,366
Shares repurchased                                            (2,604,103)       (10,181,011)        (6,156,424)       (32,288,523)
...................................................................................................................................
Net increase (decrease)                                         (510,616)       $(1,245,317)         1,250,689         $6,650,843
...................................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                      169,295         $2,057,741            905,068        $13,818,831
Shares issued in connection with
reinvestment of distributions                                  1,507,557         18,633,404          4,534,521         69,106,100
...................................................................................................................................
                                                               1,676,852         20,691,145          5,439,589         82,924,931
Shares repurchased                                            (5,469,847)       (64,739,147)        (9,545,806)      (139,432,117)
...................................................................................................................................
Net decrease                                                  (3,792,995)      $(44,048,002)        (4,106,217)      $(56,507,186)
...................................................................................................................................
Putnam VT Vista Fund
Shares sold                                                      837,058         $9,052,129          3,892,486        $54,721,076
Shares issued in connection with
reinvestment of distributions                                         --                 --          5,560,884         65,507,209
...................................................................................................................................
                                                                 837,058          9,052,129          9,453,370        120,228,285
Shares repurchased                                            (5,062,781)       (52,941,802)        (9,563,229)      (121,435,643)
...................................................................................................................................
Net decrease                                                  (4,225,723)      $(43,889,673)          (109,859)       $(1,207,358)
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
Shares sold                                                    1,025,809        $28,104,166          3,757,455       $125,187,488
Shares issued in connection with
reinvestment of distributions                                  1,201,522         33,891,280         45,894,802      1,375,008,264
...................................................................................................................................
                                                               2,227,331         61,995,446         49,652,257      1,500,195,752
Shares repurchased                                           (16,104,989)      (430,396,101)       (33,114,206)    (1,086,039,194)
...................................................................................................................................
Net increase (decrease)                                      (13,877,658)     $(368,400,655)        16,538,051       $414,156,558
...................................................................................................................................
Putnam VT Voyager Fund II
Shares sold                                                      639,484         $2,999,203          2,309,778        $13,067,405
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                                 639,484          2,999,203          2,309,778         13,067,405
Shares repurchased                                              (940,739)        (4,161,058)        (1,234,200)        (6,983,434)
...................................................................................................................................
Net increase (decrease)                                         (301,255)       $(1,161,855)         1,075,578         $6,083,971
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
Shares sold                                                    3,272,722        $37,920,170          7,856,031        $88,016,972
Shares issued in connection with
reinvestment of distributions                                    175,673          1,993,894                586              6,516
...................................................................................................................................
                                                               3,448,395         39,914,064          7,856,617         88,023,488
Shares repurchased                                              (546,375)        (6,318,100)        (2,231,934)       (24,974,793)
...................................................................................................................................
Net increase                                                   2,902,020        $33,595,964          5,624,683        $63,048,695
...................................................................................................................................
Putnam VT Asia Pacific Growth Fund
Shares sold                                                    1,641,141         $8,565,198         21,875,147       $141,615,782
Shares issued in connection with
reinvestment of distributions                                      5,299             28,084            250,481          1,505,387
...................................................................................................................................
                                                               1,646,440          8,593,282         22,125,628        143,121,169
Shares repurchased                                            (1,633,429)        (8,606,410)       (22,038,121)      (143,846,082)
...................................................................................................................................
Net increase (decrease)                                           13,011           $(13,128)            87,507          $(724,913)
...................................................................................................................................
Putnam VT Capital Appreciation Fund
Shares sold                                                      775,444         $5,679,679          1,187,840         $9,519,924
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                                 775,444          5,679,679          1,187,840          9,519,924
Shares repurchased                                               (99,237)          (703,625)           (43,415)          (346,089)
...................................................................................................................................
Net increase                                                     676,207         $4,976,054          1,144,425         $9,173,835
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Shares sold                                                    1,042,720         $8,878,548          3,228,519        $28,714,071
Shares issued in connection with
reinvestment of distributions                                  1,009,343          8,226,156            655,355          5,675,376
...................................................................................................................................
                                                               2,052,063         17,104,704          3,883,874         34,389,447
Shares repurchased                                              (508,818)        (4,318,051)          (827,494)        (7,284,700)
...................................................................................................................................
Net increase                                                   1,543,245        $12,786,653          3,056,380        $27,104,747
...................................................................................................................................
Putnam VT George Putnam Fund of Boston
Shares sold                                                    2,841,488        $30,109,845          6,214,940        $66,310,186
Shares issued in connection with
reinvestment of distributions                                    363,368          3,866,238            270,670          2,828,500
...................................................................................................................................
                                                               3,204,856         33,976,083          6,485,610         69,138,686
Shares repurchased                                              (252,184)        (2,648,959)          (434,738)        (4,631,331)
...................................................................................................................................
Net increase                                                   2,952,672        $31,327,124          6,050,872        $64,507,355
...................................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                      296,851         $3,918,023            913,717        $13,024,518
Shares issued in connection with
reinvestment of distributions                                     33,605            448,628            184,225          2,437,297
...................................................................................................................................
                                                                 330,456          4,366,651          1,097,942         15,461,815
Shares repurchased                                              (180,207)        (2,330,630)          (387,274)        (5,277,047)
...................................................................................................................................
Net increase                                                     150,249         $2,036,021            710,668        $10,184,768
...................................................................................................................................
Putnam VT Global Growth Fund
Shares sold                                                      992,277         $8,466,208          4,127,227        $50,330,782
Shares issued in connection with
reinvestment of distributions                                      5,664             50,413          2,326,546         23,009,538
...................................................................................................................................
                                                                 997,941          8,516,621          6,453,773         73,340,320
Shares repurchased                                            (1,076,853)        (9,168,708)        (2,160,988)       (26,158,394)
...................................................................................................................................
Net increase (decrease)                                          (78,912)         $(652,087)         4,292,785        $47,181,926
...................................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                    4,417,872       $101,969,342         11,702,353       $284,867,518
Shares issued in connection with
reinvestment of distributions                                    604,206         14,271,333            648,667         15,379,899
...................................................................................................................................
                                                               5,022,078        116,240,675         12,351,020        300,247,417
Shares repurchased                                            (1,698,364)       (38,381,225)        (1,995,139)       (47,565,791)
...................................................................................................................................
Net increase                                                   3,323,714        $77,859,450         10,355,881       $252,681,626
...................................................................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                                      516,285         $2,546,899          3,873,495        $24,053,308
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                                 516,285          2,546,899          3,873,495         24,053,308
Shares repurchased                                              (495,170)        (2,315,018)          (735,797)        (3,971,111)
...................................................................................................................................
Net increase                                                      21,115           $231,881          3,137,698        $20,082,197
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
Shares sold                                                    2,048,269        $22,855,268          4,821,956        $57,789,181
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                               2,048,269         22,855,268          4,821,956         57,789,181
Shares repurchased                                              (664,879)        (7,213,642)        (1,283,321)       (15,524,910)
...................................................................................................................................
Net increase                                                   1,383,390        $15,641,626          3,538,635        $42,264,271
...................................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                    1,748,029        $13,455,807          8,983,092        $74,838,836
Shares issued in connection with
reinvestment of distributions                                  1,146,656          8,301,787            787,769          6,365,166
...................................................................................................................................
                                                               2,894,685         21,757,594          9,770,861         81,204,002
Shares repurchased                                            (1,116,705)        (8,424,542)        (5,950,434)       (49,585,382)
...................................................................................................................................
Net increase                                                   1,777,980        $13,333,052          3,820,427        $31,618,620
...................................................................................................................................
Putnam VT Income Fund
Shares sold                                                    3,023,699        $37,659,868          7,088,578        $88,677,137
Shares issued in connection with
reinvestment of distributions                                    698,023          8,376,276            410,872          4,975,666
...................................................................................................................................
                                                               3,721,722         46,036,144          7,499,450         93,652,803
Shares repurchased                                              (171,595)        (2,135,501)          (464,719)        (5,814,115)
...................................................................................................................................
Net increase                                                   3,550,127        $43,900,643          7,034,731        $87,838,688
...................................................................................................................................
Putnam VT International Growth Fund
Shares sold                                                   56,463,474       $679,242,547         70,643,367       $911,390,877
Shares issued in connection with
reinvestment of distributions                                    170,224          2,098,858          1,694,582         22,554,895
...................................................................................................................................
                                                              56,633,698        681,341,405         72,337,949        933,945,772
Shares repurchased                                           (50,355,795)      (610,032,957)       (63,091,542)      (813,446,556)
...................................................................................................................................
Net increase                                                   6,277,903        $71,308,448          9,246,407       $120,499,216
...................................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                    1,705,163        $16,663,415          5,584,066        $59,387,384
Shares issued in connection with
reinvestment of distributions                                     22,792            225,636            243,324          2,593,831
...................................................................................................................................
                                                               1,727,955         16,889,051          5,827,390         61,981,215
Shares repurchased                                              (815,518)        (7,985,145)        (4,322,285)       (46,014,714)
...................................................................................................................................
Net increase                                                     912,437         $8,903,906          1,505,105        $15,966,501
...................................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                    4,061,186        $38,881,443         48,856,494       $552,306,692
Shares issued in connection with
reinvestment of distributions                                     97,289            943,705                 --                 --
...................................................................................................................................
                                                               4,158,475         39,825,148         48,856,494        552,306,692
Shares repurchased                                            (4,749,558)       (45,733,726)       (46,041,228)      (521,722,239)
...................................................................................................................................
Net increase (decrease)                                         (591,083)       $(5,908,578)         2,815,266        $30,584,453
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
Shares sold                                                    1,094,472         $9,624,251          7,273,563        $76,215,949
Shares issued in connection with
reinvestment of distributions                                     38,383            341,611                 --                 --
...................................................................................................................................
                                                               1,132,855          9,965,862          7,273,563         76,215,949
Shares repurchased                                            (1,423,548)       (12,083,039)        (1,802,009)       (17,583,425)
...................................................................................................................................
Net increase (decrease)                                         (290,693)       $(2,117,177)         5,471,554        $58,632,524
...................................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                                           --        $96,154,652                 --     $1,117,962,552
Shares issued in connection with
reinvestment of distributions                                         --            941,188                 --          4,731,044
...................................................................................................................................
                                                                      --         97,095,840                 --      1,122,693,596
Shares repurchased                                                    --       (101,194,670)                --     (1,070,337,071)
...................................................................................................................................
Net increase (decrease)                                               --        $(4,098,830)                --        $52,356,525
...................................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                      388,555         $6,014,561          3,444,034        $73,639,553
Shares issued in connection with
reinvestment of distributions                                         --                 --          2,183,148         37,593,823
...................................................................................................................................
                                                                 388,555          6,014,561          5,627,182        111,233,376
Shares repurchased                                              (701,659)       (10,370,404)        (1,323,312)       (25,789,903)
...................................................................................................................................
Net increase (decrease)                                         (313,104)       $(4,355,843)         4,303,870        $85,443,473
...................................................................................................................................
Putnam VT New Value Fund
Shares sold                                                    2,145,911        $28,272,492          4,872,659        $65,159,898
Shares issued in connection with
reinvestment of distributions                                    275,435          3,693,573            117,310          1,533,244
...................................................................................................................................
                                                               2,421,346         31,966,065          4,989,969         66,693,142
Shares repurchased                                              (163,736)        (2,074,755)          (677,761)        (9,035,476)
...................................................................................................................................
Net increase                                                   2,257,610        $29,891,310          4,312,208        $57,657,666
...................................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                      919,915         $5,242,586          6,412,943        $48,317,542
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                                 919,915          5,242,586          6,412,943         48,317,542
Shares repurchased                                              (770,965)        (4,300,488)        (3,941,864)       (28,427,592)
...................................................................................................................................
Net increase                                                     148,950           $942,098          2,471,079        $19,889,950
...................................................................................................................................
Putnam VT Research Fund
Shares sold                                                    1,421,190        $14,936,682          5,101,844        $61,403,080
Shares issued in connection with
reinvestment of distributions                                     56,902            612,834            437,753          4,902,842
...................................................................................................................................
                                                               1,478,092         15,549,516          5,539,597         66,305,922
Shares repurchased                                              (253,986)        (2,564,031)          (798,094)        (9,895,966)
...................................................................................................................................
Net increase                                                   1,224,106        $12,985,485          4,741,503        $56,409,956
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
Shares sold                                                    7,810,755       $123,519,728          7,819,762       $109,291,962
Shares issued in connection with
reinvestment of distributions                                    113,199          1,833,837             17,873            230,378
...................................................................................................................................
                                                               7,923,954        125,353,565          7,837,635        109,522,340
Shares repurchased                                            (1,718,469)       (26,818,517)        (1,511,613)       (20,375,173)
...................................................................................................................................
Net increase                                                   6,205,485        $98,535,048          6,326,022        $89,147,167
...................................................................................................................................
Putnam VT Technology Fund
Shares sold                                                    2,067,847         $8,390,980          3,837,088        $18,273,329
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                               2,067,847          8,390,980          3,837,088         18,273,329
Shares repurchased                                            (1,625,438)        (6,456,422)        (1,981,596)        (8,482,982)
...................................................................................................................................
Net increase                                                     442,409         $1,934,558          1,855,492         $9,790,347
...................................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                      293,421         $3,569,443          1,992,577        $30,320,638
Shares issued in connection with
reinvestment of distributions                                    141,613          1,746,082            279,834          4,256,277
...................................................................................................................................
                                                                 435,034          5,315,525          2,272,411         34,576,915
Shares repurchased                                              (357,775)        (4,127,003)          (365,913)        (5,507,229)
...................................................................................................................................
Net increase                                                      77,259         $1,188,522          1,906,498        $29,069,686
...................................................................................................................................
Putnam VT Vista Fund
Shares sold                                                    1,499,333        $16,128,651          9,733,895       $133,898,299
Shares issued in connection with
reinvestment of distributions                                         --                 --          2,687,073         31,573,112
...................................................................................................................................
                                                               1,499,333         16,128,651         12,420,968        165,471,411
Shares repurchased                                            (1,756,539)       (18,201,257)        (1,721,644)       (21,153,617)
...................................................................................................................................
Net increase (decrease)                                         (257,206)       $(2,072,606)        10,699,324       $144,317,794
...................................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                    1,274,667        $34,980,798          4,542,624       $154,838,723
Shares issued in connection with
reinvestment of distributions                                     94,489          2,654,199          3,496,528        104,371,355
...................................................................................................................................
                                                               1,369,156         37,634,997          8,039,152        259,210,078
Shares repurchased                                              (623,731)       (16,337,696)        (1,153,790)       (37,281,729)
...................................................................................................................................
Net increase                                                     745,425        $21,297,301          6,885,362       $221,928,349
...................................................................................................................................


                                                                   Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                   2002                                    2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
Shares sold                                                    5,192,348        $24,243,542          4,046,989        $20,964,298
Shares issued in connection with
reinvestment of distributions                                         --                 --                 --                 --
...................................................................................................................................
                                                               5,192,348         24,243,542          4,046,989         20,964,298
Shares repurchased                                            (4,119,975)       (19,083,473)        (1,648,407)        (8,199,892)
...................................................................................................................................
Net increase                                                   1,072,373         $5,160,069          2,398,582        $12,764,406
...................................................................................................................................

*Putnam VT Money Market Fund transactions in capital shares were at a  constant net asset value of $1.00 per share.

At June 30, 2002, Putnam Investments, LLC owned: 199,900 Class IA shares of Putnam VT Capital Appreciation Fund
(10.3% of Class IA shares outstanding) valued at $1,319,340; and 99,900 Class IA shares of Putnam
VT Technology Fund (3.2% of Class IA shares outstanding) valued at $301,698.



NOTE 5
ACTIONS BY TRUSTEES

On April 15, 2002, the Trustees approved the merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund and the merger of Putnam VT Technology Fund into Putnam VT Voyager Fund II. The transactions are scheduled to occur in October 2002. The mergers are subject to a number of conditions and there is no guarantee it will occur.



Management Team Members
                                 Investment
                                 Management
Subaccount                       Team                             Team Members
---------------------------------------------------------------------------------------------------------------------------------
American Government Income       Core Fixed Income                Kevin Cronin (Portfolio Leader), Rob Bloemker (Portfolio
                                                                  Member), Carl Bell, Andrea Burke, D. William Kohli,
                                                                  KrishnaMemani, James Prusko, Michael Salm, John VanTassel,
                                                                  David Waldman

Asia Pacific Growth              International Core               Simon Davis (Portfolio Leader), Carmel Peters (Portfolio
                                                                  Member), George Stairs (Portfolio Member), Omid Kamshad,
                                                                  Joshua Byrne, Daniel Grana, Pamela Holding, Nicholas
                                                                  Melhuish, Stephen Oler

Capital Appreciation             U.S. Core and                    Michael Nance (Portfolio Leader), Joseph Joseph
                                 U.S. Small and                   (Portfolio Member), Paul Warren, Richard Cervone,
                                 Mid Cap Core                     Kevin Divney, Richard England, Paul Marrkand, Justin Scott,
                                                                  Michael Stack, Manuel Weiss, James Wiess, Tinh Bui, Ronald
                                                                  Hua, Gerald Moore

Diversified Income               Core Fixed Income and            D. William Kohli (Portfolio Leader), David Waldman
                                 Core Fixed Income                (Portfolio Member), Stephen Peacher (Portfolio Member),
                                 High Yield                       Kevin Cronin, Rob Bloemker, Carl Bell, Andrea Burke, Krishna
                                                                  Memani, James Prusko, Michael Salm, John VanTassel, Jeffrey
                                                                  Kaufman, Geoffrey Kelley, Neal Reiner, Paul Scanlon,
                                                                  Rosemary Thomsen, Joseph Towell

George Putnam                    Large Cap Value,                 Jeanne Mockard (Portfolio Leader), Jeff Knight (Portfolio
                                 Core Fixed Income, and           Member), James Prusko (Portfolio Member),
                                 Global Asset Allocation          Deborah Kuenstner, Michael Abata, Bartlett Geer, David L.
                                                                  King, Cole Lannum, Christopher Miller, Hugh Mullin, Kevin
                                                                  Cronin, Carl Bell, Rob Bloemker, Andrea Burke, D. William
                                                                  Kohli, Krishna Memani, Michael Salm, John VanTassel,
                                                                  David Waldman, Robert Kea, Robert Schoen, Graham Spiers

Global Asset Allocation          Global Asset Allocation          Jeff Knight (Portfolio Leader), Robert Kea (Portfolio
                                                                  Member), Robert Schoen (Portfolio Member), Graham Spiers
                                                                  (Portfolio Member)

Global Growth                    Global Core                      Paul Warren (Portfolio Leader), Geirulv Lode (Portfolio
                                                                  Member), Shigeki Makino (Portfolio Member), Sandy Mehta
                                                                  (Portfolio Member), Omid Kamshad, Justin Scott

Growth and Income                Large Cap Value                  Hugh Mullin (Portfolio Leader), David L. King (Portfolio
                                                                  Member), Christopher Miller (Portfolio Member),
                                                                  Deborah Kuenstner, Michael Abata, Bartlett Geer,
                                                                  Cole Lannum, Jeanne Mockard

Growth Opportunities             Large Cap Growth                 Brian O'Toole (Portfolio Leader), Jeffrey Lindsey (Portfolio
                                                                  Member), David Santos (Portfolio Member), Tony Elavia,
                                                                  Lee Montag

Health Sciences                  Health Sciences                  Kelly Morgan (Portfolio Leader), Nathan Eigerman (Portfolio
                                                                  Member), Terry Norchi (Portfolio Member), Willam Landes

High Yield                       Core Fixed Income                Stephen Peacher (Portfolio Leader), Paul Scanlon
                                 High Yield                       (Portfolio Member), Rosemary Thomsen (Portfolio Member),
                                                                  Jeffrey Kaufman, Geoffrey Kelley, Krishna Memani,
                                                                  Neal Reiner, Joseph Towell

Income                           Core Fixed Income                Kevin Cronin (Portfolio Leader), James Prusko (Portfolio
                                                                  Member), Rob Bloemker, Carl Bell, Andrea Burke, D. William
                                                                  Kohli, Krishna Memani, Michael Salm, John VanTassel,
                                                                  David Waldman

International Growth             International Core               Omid Kamshad (Portfolio Leader), Joshua Byrne (Portfolio
                                                                  Member), Simon Davis (Portfolio Member), Stephen Oler
                                                                  (Portfolio Member), George Stairs (Portfolio Member),
                                                                  Carmel Peters, Daniel Grana, Pamela Holding,
                                                                  Nicholas Melhuish

International Growth             International Value              Colin Moore (Portfolio Leader), Pamela Holding (Portfolio
and Income                                                        Member), George Stairs (Portfolio Member), Omid Kamshad

International New Opportunities  International Growth             Stephen Dexter (Portfolio Leader), Nathan Eigerman
                                                                  (Portfolio Member), Peter Hadden (Portfolio Member),
                                                                  Omid Kamshad

Investors                        U.S. Core                        Paul Warren (Portfolio Leader), Richard Cervone (Portfolio
                                                                  Member), Kevin Divney (Portfolio Member), Paul Marrkand
                                                                  (Portfolio Member), James Wiess (Portfolio Member),
                                                                  Richard England, Michael Nance, Justin Scott, Michael Stack,
                                                                  Manuel Weiss

Money Market                     Core Fixed Income                Joanne Driscoll (Portfolio Leader), James Prusko
                                 Money Market                     (Portfolio Member), Kevin Cronin

New Opportunities                Large Cap Growth and             Daniel Miller (Portfolio Leader), Brian O'Toole
                                 Specialty Growth                 (Portfolio Member), Jeffrey Lindsey (Portfolio Member),
                                                                  Kenneth Doerr (Portfolio Member), Tony Elavia, Lee Montag,
                                                                  David Santos, EricWetlaufer, Dana Clark, Roland Gillis,
                                                                  Michael Mufson, Margery Parker, Anthony Sellitto,
                                                                  Richard Weed

New Value                        Large Cap Value                  David L. King (Portfolio Leader), Michael Abata (Portfolio
                                                                  Member), Deborah Kuenstner, Bartlett Geer, Cole Lannum,
                                                                  Christopher Miller, Jeanne Mockard, Hugh Mullin

OTC & Emerging Growth            Specialty Growth                 Roland Gillis (Portfolio Leader), Michael Mufson (Portfolio
                                                                  Member), Daniel Miller, Eric Wetlaufer, Dana Clark,
                                                                  Kenneth Doerr, Margery Parker, Anthony Sellitto,
                                                                  Richard Weed

Research                         Global Equity Research           Steve Gorman (Portfolio Leader), James Wiess
                                 and U.S. Core                    (Portfolio Member), William Landes, Global Equity Research
                                                                  Analysts

Small Cap Value                  Small and Mid Cap Value          Edward Shadek (Portfolio Leader), Sheldon Simon (Portfolio
                                                                  Member), Paul Haagensen, Eric Harthun, Thomas Hoey,
                                                                  Francis Perfetuo, James Polk

Technology                       Technology                       Paul Marrkand (Portfolio Leader), Saba Malak (Portfolio
                                                                  Member), Kenneth Doerr (Portfolio Member), William Landes.

Utilities Growth and Income      Utilities                        Michael Yogg (Portfolio Leader), Stephen Balter (Portfolio
                                                                  Member), Krishna Memani (Portfolio Member), William Landes

Vista                            Specialty Growth                 Eric Wetlaufer (Portfolio Leader), Dana Clark (Portfolio
                                                                  Member), Kenneth Doerr (Portfolio Member), Margery Parker
                                                                  (Portfolio Member), Daniel Miller, Roland Gillis, Michael
                                                                  Mufson, Anthony Sellitto, Richard Weed

Voyager                          Large Cap Growth and             Brian O'Toole (Portfolio Leader), Tony Elavia
                                 Specialty Growth                 (Portfolio Member), Jeffrey Lindsey (Portfolio Member), Eric
                                                                  Wetlaufer (Portfolio Member), Lee Montag, David Santos, Dana
                                                                  Clark, Kenneth Doerr, Roland Gillis, Michael Mufson, Margery
                                                                  Parker, Anthony Sellitto, Richard Weed, Daniel Miller

Voyager II                       Large Cap Growth and             Roland Gillis (Portfolio Leader), David Santos
                                 Specialty Growth                 (Portfolio Member), Daniel Miller (Portfolio Member),
                                                                  Richard Weed (Portfolio Member), Brian O'Toole, Tony Elavia,
                                                                  Jeffrey Lindsey, Lee Montag, Eric Wetlaufer, Dana Clark,
                                                                  Kenneth Doerr, Michael Mufson, Margery Parker,
                                                                  Anthony Sellitto


TWO VT FUNDS SCHEDULED FOR MERGERS

This year's economic and market climate has given Putnam pause and after lengthy discussions and working sessions between Management and the Board of Trustees, your Trustees have agreed to merge two of the VT funds into other VT funds. The intent of the mergers is to provide policyholders with more focused products that will play a consistent role in a broader investment plan. Completion of the mergers is subject to a number of conditions, including the approval of shareholders.

If the mergers are approved, shareholders are expected to benefit from potentially lower expenses provided by a larger asset base of the merged funds. We encourage you to vote on this important matter by returning your completed proxy material. You may call 1-800-225-1581 or visit www.sec.gov for a free copy of the prospectus/proxy statement. Please read this important information carefully.

- Putnam VT Asia Pacific Growth Fund to merge into Putnam VT International Growth Fund

  Asia Pacific markets have proven to be extremely volatile in the past several years, a trend exacerbated by the continuing economic slump in Japan. This fund has experienced significant volatility, and is now relatively small. Policy holders of Putnam VT Asia Pacific Growth Fund are expected to benefit from potentially lower expenses of a larger fund. Putnam VT International Growth Fund does not concentrate its investments in any particular geographic region, but it is expected to provide exposure to Asian and Pacific Basin markets. In addition, Putnam VT International Growth Fund is more broadly diversified, helping to reduce volatility.

-- Putnam VT Technology Fund to merge into Putnam VT Voyager Fund II

  Putnam VT Technology Fund and Putnam VT Voyager Fund II have similar strategies-- investing in dynamic companies with high-growth potential. This merger will not deprive investors of opportunities to invest in technology at Putnam, as investors can still seek technology exposure through Putnam VT Voyager Fund II and other Putnam growth funds. We remain committed to technology as a driving force behind productivity and economic growth, but we believe its impact on the economy is a long-term, evolutionary process. In addition to a more diversified portfolio with potentially lower volatility, we believe Putnam VT Technology Fund policy holders should also benefit from the economies of scale and lower expenses provided by a larger fund.


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Putnam
Variable
Trust

FUND INFORMATION

Investment Manager

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian

Putnam Fiduciary Trust Company

Legal counsel

Ropes & Gray

Trustees

John A. Hill, Chairman,
George Putnam, III, President
Jameson Adkins Baxter, Charles B. Curtis,
Ronald J. Jackson, Paul L. Joskow,
Elizabeth T. Kennan, Lawrence J. Lasser,
John H. Mullin III, Robert E. Patterson,
A.J.C. Smith, W. Thomas Stephens,
W. Nicholas Thorndike


PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.



SA505     85137     8/02